Nationwide Destination 2025 Fund - January 31, 2024 (Unaudited) - Statement of Investments - 1
Investment Companies 88 .2%
Shares Value ($)
Alternative Assets 5.4%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 894,007 8,662,925
Total Alternative Assets
(cost $8,643,901) 8,662,925
Equity Funds 34.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 505,886 5,433,219
Nationwide International Index
Fund, Class R6(a) 1,657,453 14,287,241
Nationwide Mid Cap Market
Index Fund, Class R6(a) 185,908 2,952,216
Nationwide Multi-Cap Portfolio,
Class R6*(a) 1,561,104 21,480,795
Nationwide Small Cap Index
Fund, Class R6(a) 31,691 350,506
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 858,490 9,803,954
Total Equity Funds
(cost $40,958,821) 54,307,931
Fixed Income Funds 48.8%
Nationwide Bond Portfolio, Class
R6(a) 8,053,804 68,296,261
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,062,852 9,597,552
Total Fixed Income Funds
(cost $87,246,462) 77,893,813
Total Investment Companies
(cost $136,849,184) 140,864,669
Exchange Traded Funds 4 .5%
Shares Value ($)
Equity Fund 2.6%
iShares Core MSCI Emerging
Markets ETF 84,646 4,101,099
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF 31,476 3,042,470
Total Exchange Traded Funds
(cost $8,078,777) 7,143,569
Short-Term Investment 7 .3%
Money Market Fund 7 .3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (b) 11,581,490 11,581,490
Total Short-Term Investment
(cost $11,581,490)
11,581,490
Total Investments
(cost $156,509,451) — 100.0% 159,589,728
Liabilities in excess of other assets — 0.0%
†
(2,152)
NET ASSETS — 100.0% $ 159,587,576
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of January 31, 2024.
ETF Exchange Traded Fund

2 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Destination 2025 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2025 Fund - January 31, 2024 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 7,143,569 $ – $ – $ 7,143,569
Investment Companies 140,864,669 – – 140,864,669
Short-Term Investment 11,581,490 – – 11,581,490
Total $ 159,589,728 $ – $ – $ 159,589,728
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Destination 2030 Fund
Investment Companies 90 .6%
Shares Value ($)
Alternative Assets 3.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 799,645 7,748,557
Total Alternative Assets
(cost $7,849,485) 7,748,557
Equity Funds 50.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 911,480 9,789,300
Nationwide International Index
Fund, Class R6(a) 3,024,962 26,075,173
Nationwide Mid Cap Market
Index Fund, Class R6(a) 380,211 6,037,748
Nationwide Multi-Cap Portfolio,
Class R6*(a) 2,793,020 38,431,958
Nationwide Small Cap Index
Fund, Class R6(a) 256,828 2,840,519
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,552,651 17,731,271
Total Equity Funds
(cost $78,852,518) 100,905,969
Fixed Income Funds 36.6%
Nationwide Bond Portfolio, Class
R6(a) 8,074,521 68,471,938
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 591,988 5,345,651
Total Fixed Income Funds
(cost $82,387,066) 73,817,589
Total Investment Companies
(cost $169,089,069) 182,472,115
Exchange Traded Funds 5 .4%
Shares Value ($)
Equity Fund 3.9%
iShares Core MSCI Emerging
Markets ETF 161,953 7,846,623
Fixed Income Fund 1.5%
iShares 20+ Year Treasury Bond
ETF 31,647 3,058,999
Total Exchange Traded Funds
(cost $12,094,539) 10,905,622
Short-Term Investment 4 .0%
Money Market Fund 4 .0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (b) 8,125,790 8,125,790
Total Short-Term Investment
(cost $8,125,790)
8,125,790
Total Investments
(cost $189,309,398) — 100.0% 201,503,527
Liabilities in excess of other assets — 0.0%
†
(57,746)
NET ASSETS — 100.0% $ 201,445,781
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of January 31, 2024.
ETF Exchange Traded Fund

Nationwide Destination 2030 Fund - January 31, 2024 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Destination 2030 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 10,905,622 $ – $ – $ 10,905,622
Investment Companies 182,472,115 – – 182,472,115
Short-Term Investment 8,125,790 – – 8,125,790
Total $ 201,503,527 $ – $ – $ 201,503,527
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2035 Fund - January 31, 2024 (Unaudited) - Statement of Investments - 7
Investment Companies 91 .6%
Shares Value ($)
Alternative Assets 2.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 536,287 5,196,618
Total Alternative Assets
(cost $5,305,288) 5,196,618
Equity Funds 60.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,008,441 10,830,652
Nationwide International Index
Fund, Class R6(a) 3,422,103 29,498,529
Nationwide Mid Cap Market
Index Fund, Class R6(a) 514,443 8,169,350
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,125,839 43,011,539
Nationwide Small Cap Index
Fund, Class R6(a) 432,854 4,787,366
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,744,131 19,917,971
Total Equity Funds
(cost $92,865,866) 116,215,407
Fixed Income Funds 28.0%
Nationwide Bond Portfolio, Class
R6(a) 6,077,863 51,540,275
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 226,909 2,048,985
Total Fixed Income Funds
(cost $58,865,254) 53,589,260
Total Investment Companies
(cost $157,036,408) 175,001,285
Exchange Traded Funds 6 .4%
Shares Value ($)
Equity Fund 5.2%
iShares Core MSCI Emerging
Markets ETF 205,701 9,966,213
Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond
ETF 23,016 2,224,727
Total Exchange Traded Funds
(cost $13,236,096) 12,190,940
Short-Term Investment 2 .0%
Money Market Fund 2 .0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (b) 3,783,521 3,783,521
Total Short-Term Investment
(cost $3,783,521)
3,783,521
Total Investments
(cost $174,056,025) — 100.0% 190,975,746
Liabilities in excess of other assets — 0.0%
†
(49,113)
NET ASSETS — 100.0% $ 190,926,633
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of January 31, 2024.
ETF Exchange Traded Fund

8 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Destination 2035 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2035 Fund - January 31, 2024 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 12,190,940 $ – $ – $ 12,190,940
Investment Companies 175,001,285 – – 175,001,285
Short-Term Investment 3,783,521 – – 3,783,521
Total $ 190,975,746 $ – $ – $ 190,975,746
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Destination 2040 Fund
Investment Companies 92 .0%
Shares Value ($)
Alternative Assets 1.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 316,115 3,063,159
Total Alternative Assets
(cost $3,076,343) 3,063,159
Equity Funds 70.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,052,980 11,309,008
Nationwide International Index
Fund, Class R6(a) 3,528,038 30,411,689
Nationwide Mid Cap Market
Index Fund, Class R6(a) 576,472 9,154,370
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,259,430 44,849,756
Nationwide Small Cap Index
Fund, Class R6(a) 408,321 4,516,028
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,773,458 20,252,889
Total Equity Funds
(cost $96,962,589) 120,493,740
Fixed Income Funds 19.3%
Nationwide Bond Portfolio, Class
R6(a) 3,796,273 32,192,397
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 59,617 538,339
Total Fixed Income Funds
(cost $35,779,080) 32,730,736
Total Investment Companies
(cost $135,818,012) 156,287,635
Exchange Traded Funds 7 .1%
Shares Value ($)
Equity Fund 6.1%
iShares Core MSCI Emerging
Markets ETF 213,682 10,352,893
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 17,370 1,678,984
Total Exchange Traded Funds
(cost $12,936,424) 12,031,877
Short-Term Investment 0 .9%
Money Market Fund 0 .9%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (b) 1,580,182 1,580,182
Total Short-Term Investment
(cost $1,580,182)
1,580,182
Total Investments
(cost $150,334,618) — 100.0% 169,899,694
Other assets in excess of liabilities — 0.0%
†
2,581
NET ASSETS — 100.0% $ 169,902,275
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of January 31, 2024.
ETF Exchange Traded Fund

Nationwide Destination 2040 Fund - January 31, 2024 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Destination 2040 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 12,031,877 $ – $ – $ 12,031,877
Investment Companies 156,287,635 – – 156,287,635
Short-Term Investment 1,580,182 – – 1,580,182
Total $ 169,899,694 $ – $ – $ 169,899,694
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2045 Fund - January 31, 2024 (Unaudited) - Statement of Investments - 13
Investment Companies 92 .0%
Shares Value ($)
Alternative Assets 0.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 136,811 1,325,699
Total Alternative Assets
(cost $1,346,519) 1,325,699
Equity Funds 76.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,026,081 11,020,114
Nationwide International Index
Fund, Class R6(a) 3,588,367 30,931,725
Nationwide Mid Cap Market
Index Fund, Class R6(a) 611,167 9,705,340
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,189,052 43,881,353
Nationwide Small Cap Index
Fund, Class R6(a) 387,366 4,284,266
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,757,492 20,070,558
Total Equity Funds
(cost $97,155,061) 119,893,356
Fixed Income Fund 14.3%
Nationwide Bond Portfolio, Class
R6(a) 2,633,667 22,333,494
Total Fixed Income Funds
(cost $24,392,770) 22,333,494
Total Investment Companies
(cost $122,894,350) 143,552,549
Exchange Traded Funds 7 .5%
Shares Value ($)
Equity Fund 6.5%
iShares Core MSCI Emerging
Markets ETF 209,927 10,170,963
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 16,542 1,598,949
Total Exchange Traded Funds
(cost $12,679,569) 11,769,912
Short-Term Investment 0 .4%
Money Market Fund 0 .4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (b) 692,649 692,649
Total Short-Term Investment
(cost $692,649)
692,649
Total Investments
(cost $136,266,568) — 99.9% 156,015,110
Other assets in excess of liabilities — 0.1% 90,980
NET ASSETS — 100.0% $ 156,106,090
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of January 31, 2024.
ETF Exchange Traded Fund

14 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Destination 2045 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2045 Fund - January 31, 2024 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,769,912 $ – $ – $ 11,769,912
Investment Companies 143,552,549 – – 143,552,549
Short-Term Investment 692,649 – – 692,649
Total $ 156,015,110 $ – $ – $ 156,015,110
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Destination 2050 Fund
Investment Companies 92 .0%
Shares Value ($)
Alternative Assets 0.2%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 30,535 295,889
Total Alternative Assets
(cost $295,459) 295,889
Equity Funds 79.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,021,894 10,975,146
Nationwide International Index
Fund, Class R6(a) 3,443,261 29,680,913
Nationwide Mid Cap Market
Index Fund, Class R6(a) 626,850 9,954,375
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,172,328 43,651,236
Nationwide Small Cap Index
Fund, Class R6(a) 375,564 4,153,738
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,726,235 19,713,606
Total Equity Funds
(cost $96,225,940) 118,129,014
Fixed Income Fund 11.9%
Nationwide Bond Portfolio, Class
R6(a) 2,068,677 17,542,384
Total Fixed Income Funds
(cost $18,886,992) 17,542,384
Total Investment Companies
(cost $115,408,391) 135,967,287
Exchange Traded Funds 8 .0%
Shares Value ($)
Equity Fund 6.9%
iShares Core MSCI Emerging
Markets ETF 211,530 10,248,629
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF 16,729 1,617,025
Total Exchange Traded Funds
(cost $12,658,555) 11,865,654
Total Investments
(cost $128,066,946) — 100.0% 147,832,941
Other assets in excess of liabilities — 0.0%
†
3,907
NET ASSETS — 100.0% $ 147,836,848
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2050 Fund - January 31, 2024 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

18 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Destination 2050 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,865,654 $ – $ – $ 11,865,654
Investment Companies 135,967,287 – – 135,967,287
Total $ 147,832,941 $ – $ – $ 147,832,941
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2055 Fund - January 31, 2024 (Unaudited) - Statement of Investments - 19
Investment Companies 91 .7%
Shares Value ($)
Equity Funds 81.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 685,507 7,362,342
Nationwide International Index
Fund, Class R6(a) 2,429,801 20,944,889
Nationwide Mid Cap Market
Index Fund, Class R6(a) 442,286 7,023,505
Nationwide Multi-Cap Portfolio,
Class R6*(a) 2,127,210 29,270,406
Nationwide Small Cap Index
Fund, Class R6(a) 256,713 2,839,250
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,171,921 13,383,336
Total Equity Funds
(cost $66,295,062) 80,823,728
Fixed Income Fund 10.1%
Nationwide Bond Portfolio, Class
R6(a) 1,180,081 10,007,083
Total Fixed Income Funds
(cost $10,616,735) 10,007,083
Total Investment Companies
(cost $76,911,797) 90,830,811
Exchange Traded Funds 8 .3%
Shares Value ($)
Equity Fund 7.2%
iShares Core MSCI Emerging
Markets ETF 146,282 7,087,363
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF 11,333 1,095,448
Total Exchange Traded Funds
(cost $8,660,776) 8,182,811
Total Investments
(cost $85,572,573) — 100.0% 99,013,622
Liabilities in excess of other assets — 0.0%
†
(11,802)
NET ASSETS — 100.0% $ 99,001,820
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

20 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Destination 2055 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2055 Fund - January 31, 2024 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,182,811 $ – $ – $ 8,182,811
Investment Companies 90,830,811 – – 90,830,811
Total $ 99,013,622 $ – $ – $ 99,013,622
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Destination 2060 Fund
Investment Companies 91 .8%
Shares Value ($)
Equity Funds 82.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 319,181 3,428,009
Nationwide International Index
Fund, Class R6(a) 1,134,714 9,781,231
Nationwide Mid Cap Market
Index Fund, Class R6(a) 217,454 3,453,168
Nationwide Multi-Cap Portfolio,
Class R6*(a) 993,749 13,673,983
Nationwide Small Cap Index
Fund, Class R6(a) 125,815 1,391,513
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 549,401 6,274,161
Total Equity Funds
(cost $31,518,081) 38,002,065
Fixed Income Fund 9.1%
Nationwide Bond Portfolio, Class
R6(a) 496,768 4,212,591
Total Fixed Income Funds
(cost $4,388,562) 4,212,591
Total Investment Companies
(cost $35,906,643) 42,214,656
Exchange Traded Funds 8 .2%
Shares Value ($)
Equity Fund 7.3%
iShares Core MSCI Emerging
Markets ETF 69,228 3,354,097
Fixed Income Fund 0.9%
iShares 20+ Year Treasury Bond
ETF 4,169 402,975
Total Exchange Traded Funds
(cost $3,900,050) 3,757,072
Total Investments
(cost $39,806,693) — 100.0% 45,971,728
Liabilities in excess of other assets — 0.0%
†
(958)
NET ASSETS — 100.0% $ 45,970,770
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2060 Fund - January 31, 2024 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

24 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Destination 2060 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 3,757,072 $ – $ – $ 3,757,072
Investment Companies 42,214,656 – – 42,214,656
Total $ 45,971,728 $ – $ – $ 45,971,728
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2065 Fund - January 31, 2024 (Unaudited) - Statement of Investments - 25
Investment Companies 91 .9%
Shares Value ($)
Equity Funds 83.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 46,974 504,499
Nationwide International Index
Fund, Class R6(a) 169,390 1,460,146
Nationwide Mid Cap Market
Index Fund, Class R6(a) 33,655 534,435
Nationwide Multi-Cap Portfolio,
Class R6*(a) 147,274 2,026,486
Nationwide Small Cap Index
Fund, Class R6(a) 19,409 214,662
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 81,784 933,970
Total Equity Funds
(cost $4,919,521) 5,674,198
Fixed Income Fund 8.4%
Nationwide Bond Portfolio, Class
R6(a) 67,564 572,944
Total Fixed Income Funds
(cost $576,125) 572,944
Total Investment Companies
(cost $5,495,646) 6,247,142
Exchange Traded Funds 8 .1%
Shares Value ($)
Equity Fund 7.5%
iShares Core MSCI Emerging
Markets ETF 10,517 509,549
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 452 43,690
Total Exchange Traded Funds
(cost $566,161) 553,239
Total Investments
(cost $6,061,807) — 100.0% 6,800,381
Other assets in excess of liabilities — 0.0%
†
1,114
NET ASSETS — 100.0% $ 6,801,495
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

26 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Destination 2065 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2065 Fund - January 31, 2024 (Unaudited) - Statement of Investments - 27
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 553,239 $ – $ – $ 553,239
Investment Companies 6,247,142 – – 6,247,142
Total $ 6,800,381 $ – $ – $ 6,800,381
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Destination Retirement Fund
Investment Companies 87 .7%
Shares Value ($)
Alternative Assets 5.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 616,206 5,971,035
Total Alternative Assets
(cost $5,610,315) 5,971,035
Equity Funds 30.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 299,456 3,216,160
Nationwide International Index
Fund, Class R6(a) 961,720 8,290,023
Nationwide Mid Cap Market
Index Fund, Class R6(a) 105,628 1,677,369
Nationwide Multi-Cap Portfolio,
Class R6*(a) 916,020 12,604,439
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 509,129 5,814,248
Total Equity Funds
(cost $23,932,644) 31,602,239
Fixed Income Funds 51.3%
Nationwide Bond Portfolio, Class
R6(a) 5,418,633 45,950,009
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 776,437 7,011,229
Total Fixed Income Funds
(cost $59,519,568) 52,961,238
Total Investment Companies
(cost $89,062,527) 90,534,512
Exchange Traded Funds 4 .3%
Shares Value ($)
Equity Fund 2.3%
iShares Core MSCI Emerging
Markets ETF 49,284 2,387,810
Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond
ETF 21,046 2,034,306
Total Exchange Traded Funds
(cost $5,002,393) 4,422,116
Short-Term Investment 8 .0%
Money Market Fund 8 .0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (b) 8,204,559 8,204,559
Total Short-Term Investment
(cost $8,204,559)
8,204,559
Total Investments
(cost $102,269,479) — 100.0% 103,161,187
Liabilities in excess of other assets — 0.0%
†
(14,203)
NET ASSETS — 100.0% $ 103,146,984
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of January 31, 2024.
ETF Exchange Traded Fund

Nationwide Destination Retirement Fund - January 31, 2024 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

30 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Destination Retirement Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 4,422,116 $ – $ – $ 4,422,116
Investment Companies 90,534,512 – – 90,534,512
Short-Term Investment 8,204,559 – – 8,204,559
Total $ 103,161,187 $ – $ – $ 103,161,187
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Aggressive Fund - January 31, 2024 (Unaudited) - Statement of Investments - 1
Investment Companies 90 .5%
Shares Value ($)
Equity Funds 83.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,591,322 49,310,798
Nationwide GQG US Quality
Equity Fund, Class R6(a) 907,488 12,659,459
Nationwide International Index
Fund, Class R6(a) 11,445,296 98,658,454
Nationwide International Small
Cap Fund, Class R6(a) 2,592,531 24,836,446
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,642,029 73,715,427
Nationwide Multi-Cap Portfolio,
Class R6*(a) 13,802,453 189,921,751
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 7,101,345 81,097,362
Total Equity Funds
(cost $424,880,228) 530,199,697
Fixed Income Funds 7.0%
Nationwide Bond Portfolio, Class
R6(a) 4,545,909 38,549,306
Nationwide Loomis Core Bond
Fund, Class R6(a) 656,775 6,245,929
Total Fixed Income Funds
(cost $46,442,472) 44,795,235
Total Investment Companies
(cost $471,322,700) 574,994,932
Exchange Traded Funds 9 .6%
Shares Value ($)
Equity Funds 9.4%
iShares Core MSCI Emerging
Markets ETF 960,991 46,560,014
iShares Core S&P Small-Cap
ETF 124,777 12,976,808
Total Equity Funds
(cost $62,923,102) 59,536,822
Fixed Income Fund 0.2%
iShares 7-10 Year Treasury
Bond ETF 10,492 1,012,058
Total Fixed Income Funds
(cost  $1,006,344) 1,012,058
Total Exchange Traded Funds
(cost $63,929,446) 60,548,880
Total Investments
(cost $535,252,146) — 100.1% 635,543,812
Liabilities in excess of other assets — (0.1)% (352,941)
NET ASSETS — 100.0% $ 635,190,871
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund

2 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Aggressive Fund - January 31, 2024 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 60,548,880 $ – $ – $ 60,548,880
Investment Companies 574,994,932 – – 574,994,932
Total $ 635,543,812 $ – $ – $ 635,543,812
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Investor Destinations Conservative Fund
Investment Companies 78 .6%
Shares Value ($)
Alternative Assets 1.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 495,065 4,797,184
Total Alternative Assets
(cost $4,685,369) 4,797,184
Equity Funds 17.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 557,450 5,987,017
Nationwide International Index
Fund, Class R6(a) 912,306 7,864,075
Nationwide International Small
Cap Fund, Class R6(a) 85,874 822,673
Nationwide Mid Cap Market
Index Fund, Class R6(a) 349,801 5,554,838
Nationwide Multi-Cap Portfolio,
Class R6*(a) 1,734,450 23,866,025
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 883,592 10,090,616
Total Equity Funds
(cost $37,100,192) 54,185,244
Fixed Income Funds 59.5%
Nationwide Bond Portfolio, Class
R6(a) 13,907,282 117,933,754
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,770,831 15,990,603
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,005,427 9,561,608
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 4,170,698 41,248,202
Total Fixed Income Funds
(cost $199,223,921) 184,734,167
Total Investment Companies
(cost $241,009,482) 243,716,595
Exchange Traded Funds 12 .2%
Shares Value ($)
Equity Funds 1.7%
iShares Core MSCI Emerging
Markets ETF 90,471 4,383,320
iShares Core S&P Small-Cap
ETF 7,633 793,832
Total Equity Funds
(cost $5,093,246) 5,177,152
Fixed Income Funds 10.5%
iShares 20+ Year Treasury Bond
ETF 137,928 13,332,120
iShares 7-10 Year Treasury
Bond ETF 101,262 9,767,733
iShares U.S. Treasury Bond ETF 416,912 9,588,976
Total Fixed Income Funds
(cost $39,859,743) 32,688,829
Total Exchange Traded Funds
(cost $44,952,989) 37,865,981
Short-Term Investment 9 .3%
Money Market Fund 9 .3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (b) 28,970,989 28,970,989
Total Short-Term Investment
(cost $28,970,989)
28,970,989
Total Investments
(cost $314,933,460) — 100.1% 310,553,565
Liabilities in excess of other assets — (0.1)% (315,064)
NET ASSETS — 100.0% $ 310,238,501
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of January 31, 2024.
ETF Exchange Traded Fund

Nationwide Investor Destinations Conservative Fund - January 31, 2024 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Investor Destinations Conservative Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 37,865,981 $ – $ – $ 37,865,981
Investment Companies 243,716,595 – – 243,716,595
Short-Term Investment 28,970,989 – – 28,970,989
Total $ 310,553,565 $ – $ – $ 310,553,565
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderate Fund - January 31, 2024 (Unaudited) - Statement of Investments - 7
Investment Companies 85 .5%
Shares Value ($)
Alternative Assets 0.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 525,893 5,095,905
Total Alternative Assets
(cost $4,904,575) 5,095,905
Equity Funds 51.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,471,015 37,278,697
Nationwide GQG US Quality
Equity Fund, Class R6(a) 464,707 6,482,660
Nationwide International Index
Fund, Class R6(a) 7,520,492 64,826,645
Nationwide International Small
Cap Fund, Class R6(a) 1,122,314 10,751,769
Nationwide Mid Cap Market
Index Fund, Class R6(a) 2,057,107 32,666,863
Nationwide Multi-Cap Portfolio,
Class R6*(a) 10,176,589 140,029,868
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 5,394,341 61,603,372
Total Equity Funds
(cost $273,559,936) 353,639,874
Fixed Income Funds 33.2%
Nationwide Bond Portfolio, Class
R6(a) 18,767,814 159,151,060
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 752,711 6,796,981
Nationwide Loomis Core Bond
Fund, Class R6(a) 3,646,886 34,681,889
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,727,254 26,972,540
Total Fixed Income Funds
(cost $242,763,391) 227,602,470
Total Investment Companies
(cost $521,227,902) 586,338,249
Exchange Traded Funds 10 .3%
Equity Funds 6.3%
iShares Core MSCI Emerging
Markets ETF 535,796 25,959,316
iShares Core S&P Small-Cap
ETF(b) 168,099 17,482,296
Total Equity Funds
(cost $46,020,368) 43,441,612
Fixed Income Funds 4.0%
iShares 20+ Year Treasury Bond
ETF 109,334 10,568,225
iShares 7-10 Year Treasury
Bond ETF 71,493 6,896,215
iShares U.S. Treasury Bond ETF 442,916 10,187,068
Total Fixed Income Funds
(cost $33,140,409) 27,651,508
Total Exchange Traded Funds
(cost $79,160,777) 71,093,120
Short-Term Investment 4 .2%
Shares Value ($)
Money Market Fund 4 .2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (c) 28,693,883 28,693,883
Total Short-Term Investment
(cost $28,693,883)
28,693,883
Repurchase Agreements 2 .3%
Principal
Amount ($) Value ($)
CF Secured, LLC, 5.31%,
dated 1/31/2024, due
2/1/2024, repurchase price
$4,568,070, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053; total
market value $4,659,431.(d) 4,567,396 4,567,396
Santander US Capital
Markets, 5.30%, dated
1/31/2024, due 2/1/2024,
repurchase price
$9,930,378, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.00%, maturing
2/6/2024 - 5/15/2053; total
market value $10,128,986.
(d) 9,928,916 9,928,916
Societe Generale, 5.28%,
dated 1/31/2024, due
2/1/2024, repurchase price
$1,000,147, collateralized by
U.S. Government Treasury
Securities, ranging from
1.00% - 4.13%, maturing
6/15/2026 - 7/31/2028; total
market value $1,020,000.(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $15,496,312) 15,496,312
Total Investments
(cost $644,578,874) — 102.3% 701,621,564
Liabilities in excess of other assets — (2.3)% (15,792,231)
NET ASSETS — 100.0% $ 685,829,333
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $14,785,472, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $15,496,312.
(c) Represents 7-day effective yield as of January 31, 2024.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $15,496,312.
ETF Exchange Traded Fund

8 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Moderate Fund - January 31, 2024 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 71,093,120 $ – $ – $ 71,093,120
Investment Companies 586,338,249 – – 586,338,249
Repurchase Agreements – 15,496,312 – 15,496,312
Short-Term Investment 28,693,883 – – 28,693,883
Total $ 686,125,252 $ 15,496,312 $ – $ 701,621,564
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
Investment Companies 91 .3%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 701,296 6,795,559
Total Alternative Assets
(cost $6,488,527) 6,795,559
Equity Funds 68.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 5,804,510 62,340,440
Nationwide GQG US Quality
Equity Fund, Class R6(a) 991,069 13,825,414
Nationwide International Index
Fund, Class R6(a) 13,239,911 114,128,035
Nationwide International Small
Cap Fund, Class R6(a) 3,040,644 29,129,372
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,423,283 70,241,739
Nationwide Multi-Cap Portfolio,
Class R6*(a) 17,185,423 236,471,419
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 9,080,262 103,696,590
Total Equity Funds
(cost $499,945,607) 629,833,009
Fixed Income Funds 21.9%
Nationwide Bond Portfolio, Class
R6(a) 20,972,244 177,844,627
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 548,734 4,955,067
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,945,348 18,500,257
Total Fixed Income Funds
(cost $213,953,001) 201,299,951
Total Investment Companies
(cost $720,387,135) 837,928,519
Exchange Traded Funds 8 .7%
Equity Funds 8.7%
iShares Core MSCI Emerging
Markets ETF 1,277,810 61,909,894
iShares Core S&P Small-Cap
ETF(b) 179,335 18,650,840
Total Exchange Traded Funds
(cost $85,023,277) 80,560,734
Repurchase Agreements 0 .9%
Principal
Amount ($) Value ($)
CF Secured, LLC, 5.31%,
dated 1/31/2024, due
2/1/2024, repurchase price
$2,470,726, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053; total
market value $2,520,140.(c) 2,470,362 2,470,362
Santander US Capital
Markets, 5.30%, dated
1/31/2024, due 2/1/2024,
repurchase price
$4,398,454, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.00%, maturing
2/6/2024 - 5/15/2053; total
market value $4,486,423.(c) 4,397,807 4,397,807
Societe Generale, 5.28%,
dated 1/31/2024, due
2/1/2024, repurchase price
$1,054,870, collateralized by
U.S. Government Treasury
Securities, ranging from
1.00% - 4.13%, maturing
6/15/2026 - 7/31/2028; total
market value $1,075,809.(c) 1,054,715 1,054,715
Total Repurchase Agreements
(cost $7,922,884) 7,922,884
Total Investments
(cost $813,333,296) — 100.9% 926,412,137
Liabilities in excess of other assets — (0.9)% (8,451,885)
NET ASSETS — 100.0% $ 917,960,252
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $7,559,448, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $7,922,884.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $7,922,884.
ETF Exchange Traded Fund

Nationwide Investor Destinations Moderately Aggressive Fund - January 31, 2024 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 80,560,734 $ – $ – $ 80,560,734
Investment Companies 837,928,519 – – 837,928,519
Repurchase Agreements – 7,922,884 – 7,922,884
Total $ 918,489,253 $ 7,922,884 $ – $ 926,412,137
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderately Conservative Fund - January 31, 2024 (Unaudited) - Statement of Investments - 13
Investment Companies 83 .4%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 197,132 1,910,214
Total Alternative Assets
(cost $1,868,717) 1,910,214
Equity Funds 34.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 854,560 9,177,975
Nationwide International Index
Fund, Class R6(a) 1,779,731 15,341,278
Nationwide International Small
Cap Fund, Class R6(a) 182,663 1,749,913
Nationwide Mid Cap Market
Index Fund, Class R6(a) 634,662 10,078,433
Nationwide Multi-Cap Portfolio,
Class R6*(a) 2,641,471 36,346,637
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,364,697 15,584,839
Total Equity Funds
(cost $65,326,742) 88,279,075
Fixed Income Funds 47.8%
Nationwide Bond Portfolio, Class
R6(a) 9,826,791 83,331,190
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 846,564 7,644,475
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,092,769 10,392,235
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,010,815 19,886,963
Total Fixed Income Funds
(cost $130,546,121) 121,254,863
Total Investment Companies
(cost $197,741,580) 211,444,152
Exchange Traded Funds 10 .6%
Equity Funds 3.9%
iShares Core MSCI Emerging
Markets ETF 139,185 6,743,513
iShares Core S&P Small-Cap
ETF 30,940 3,217,760
Total Equity Funds
(cost $10,196,522) 9,961,273
Fixed Income Funds 6.7%
iShares 20+ Year Treasury Bond
ETF 54,665 5,283,919
Exchange Traded Funds
Shares Value ($)
iShares 7-10 Year Treasury Bond
ETF(b) 52,927 5,105,338
iShares U.S. Treasury Bond ETF 281,284 6,469,532
Total Fixed Income Funds
(cost $19,900,961) 16,858,789
Total Exchange Traded Funds
(cost $30,097,483) 26,820,062
Short-Term Investment 6 .3%
Money Market Fund 6 .3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.26% (c) 15,872,904 15,872,904
Total Short-Term Investment
(cost $15,872,904)
15,872,904
Repurchase Agreement 0 .6%
Principal
Amount ($) Value ($)
CF Secured, LLC, 5.31%,
dated 1/31/2024, due
2/1/2024, repurchase price
$1,613,113, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053; total
market value $1,645,375.(d) 1,612,875 1,612,875
Total Repurchase Agreement
(cost $1,612,875) 1,612,875
Total Investments
(cost $245,324,842) — 100.9% 255,749,993
Liabilities in excess of other assets — (0.9)% (2,325,122)
NET ASSETS — 100.0% $ 253,424,871
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $1,591,590, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,612,875.
(c) Represents 7-day effective yield as of January 31, 2024.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $1,612,875.
ETF Exchange Traded Fund

14 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Moderately Conservative Fund - January 31, 2024 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 26,820,062 $ – $ – $ 26,820,062
Investment Companies 211,444,152 – – 211,444,152
Repurchase Agreement – 1,612,875 – 1,612,875
Short-Term Investment 15,872,904 – – 15,872,904
Total $ 254,137,118 $ 1,612,875 $ – $ 255,749,993
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 6 .5%
Principal
Amount ($) Value ($)
Airlines 0 .6%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 734,244 663,744
United Airlines Pass-Through
Trust, Series 2020-1, Class
A, 5.88%, 10/15/2027 1,018,250 1,027,049
1,690,793
Home Equity 0 .1%
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
6.70%, 1/25/2036(b) 177,589 174,538
Other 5 .8%
Apidos CLO XXII, Series
2015-22A, Class A1R,
6.64%, 4/20/2031(a)(b) 901,603 903,718
Apidos CLO XXXIV, Series
2020-34A, Class A1R,
6.73%, 1/20/2035(a)(b) 750,000 750,068
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
6.75%, 10/25/2034(a)(b) 500,000 500,004
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
6.70%, 4/20/2035(a)(b) 1,000,000 1,000,177
Broad River Bsl Funding CLO
Ltd., Series 2020-1A, Class
AR, 6.75%, 7/20/2034(a)(b) 1,000,000 1,000,090
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
6.73%, 10/17/2034(a)(b) 500,000 499,983
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,085,812 1,117,460
Dryden 86 CLO Ltd., Series
2020-86A, Class BR,
7.28%, 7/17/2034(a)(b) 850,000 851,206
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 75,290 74,243
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 740,606 662,992
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 882,524 759,990
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 547,419 489,482
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 85,265 78,560
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 91,799 86,115
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 396,098 371,551
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 366,159 349,506
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Invesco CLO Ltd.
Series 2021-1A, Class A1,
6.58%, 4/15/2034(a)(b) 400,000 398,414
Series 2021-2A, Class A,
6.70%, 7/15/2034(a)(b) 1,000,000 998,279
LCM 37 Ltd., Series
37A, Class A1, 6.79%,
4/15/2034(a)(b) 500,000 496,854
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
6.71%, 1/20/2035(a)(b) 1,000,000 1,002,682
Magnetite XXXII Ltd., Series
2022-32A, Class A, 6.66%,
4/15/2035(a)(b) 500,000 500,177
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
6.56%, 1/20/2032(a)(b) 500,000 499,594
Reese Park CLO Ltd., Series
2020-1A, Class AR, 6.71%,
10/15/2034(a)(b) 400,000 400,085
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 791,692 734,931
RR 1 LLC, Series 2017-
1A, Class A1AB, 6.73%,
7/15/2035(a)(b) 1,000,000 1,001,285
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
6.68%, 7/15/2034(a)(b) 1,000,000 1,000,068
16,527,514
Total Asset-Backed Securities
(cost $18,940,077)
18,392,845
Collateralized Mortgage Obligations 2 .0%
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 178,570 92,659
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 2,174 2,102
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 278,936 264,472
AREIT Trust, Series 2022-
CRE6, Class A, 6.60%,
1/20/2037(a)(b) 536,445 530,802
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 2,395,381 2,182,302
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 37,366 20,551
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 127,184 121,373

2 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 121,747 117,293
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 115,555 76,144
New Residential Mortgage
Loan Trust, Series 2019-
1A, Class A1, 3.87%,
9/25/2057(a)(b) 1 1
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 688,000 581,121
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 688,000 564,054
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 465,000 369,927
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 24,916 22,760
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 364,381 337,889
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 273,688 256,914
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 162,406 154,458
Total Collateralized Mortgage Obligations
(cost $6,455,763)
5,694,822
Commercial Mortgage-Backed Securities 2 .7%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 700,000 665,899
BBCMS Mortgage Trust,
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,390,277
BXP Trust, Series 2017-
GM, Class B, 3.54%,
6/13/2039(a)(b) 1,300,000 1,194,470
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 365,891
Total Commercial Mortgage-Backed
Securities
(cost $8,943,129) 7,616,537
Corporate Bonds 30 .9%
Aerospace & Defense 1 .3%
Boeing Co. (The) ,
2.95%, 2/1/2030 1,225,000 1,092,221
3.25%, 2/1/2035 500,000 414,312
5.81%, 5/1/2050 100,000 100,145
Lockheed Martin Corp. ,
4.07%, 12/15/2042 150,000 133,778
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
RTX Corp. ,
4.13%, 11/16/2028 1,900,000 1,852,005
5.15%, 2/27/2033 150,000 152,007
3,744,468
Automobile Components 0 .2%
Icahn Enterprises LP ,
4.75%, 9/15/2024 500,000 497,139
Automobiles 0 .3%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 385,000 351,838
1.80%, 1/10/2028(a) 140,000 124,207
6.38%, 4/8/2030(a) 460,000 489,741
965,786
Banks 5 .1%
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(d) 1,000,000 977,482
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d) 990,000 944,591
(SOFR + 1.84%), 5.87%,
9/15/2034(d) 400,000 418,859
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d) 1,250,000 1,014,258
BPCE SA ,
4.63%, 7/11/2024(a) 500,000 496,009
4.50%, 3/15/2025(a) 1,100,000 1,082,659
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(d) 775,000 634,710
Citigroup, Inc. ,
(SOFR + 1.53%), 3.29%,
3/17/2026(d) 500,000 488,696
(SOFR + 1.94%), 3.79%,
3/17/2033(d) 450,000 405,992
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032(e) 1,150,000 893,802
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 1,000,000 885,542
Fifth Third Bank NA ,
(United States SOFR
Compounded Index
+ 1.23%), 5.85%,
10/27/2025(d) 450,000 450,579
Huntington National Bank
(The) ,
5.65%, 1/10/2030 1,000,000 1,014,028
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 2.08%,
4/22/2026(d) 500,000 480,825
(SOFR + 2.08%), 4.91%,
7/25/2033(d) 375,000 370,177
(SOFR + 2.58%), 5.72%,
9/14/2033(d)(e) 425,000 437,984

Nationwide Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(d) 490,000 482,357
Truist Financial Corp. ,
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 750,000 730,130
US Bancorp ,
(SOFR + 1.88%), 6.79%,
10/26/2027(d) 450,000 469,456
Wells Fargo & Co. ,
(CME Term SOFR 3
Month + 1.09%), 2.41%,
10/30/2025(d) 170,000 166,054
(SOFR + 1.50%), 3.35%,
3/2/2033(d) 750,000 658,306
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d) 1,250,000 1,034,222
14,536,718
Beverages 0 .4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 630,000 612,287
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 150,000 152,127
5.30%, 5/15/2048(a) 160,000 152,694
PepsiCo, Inc. ,
3.90%, 7/18/2032 175,000 168,186
1,085,294
Biotechnology 0 .8%
Amgen, Inc. ,
4.05%, 8/18/2029(e) 325,000 316,409
5.65%, 3/2/2053 435,000 448,187
CSL Finance plc ,
4.25%, 4/27/2032(a) 1,600,000 1,549,773
2,314,369
Broadline Retail 0 .3%
Amazon.com, Inc. ,
4.70%, 12/1/2032 825,000 839,932
Capital Markets 2 .7%
Brookfield Finance, Inc. ,
4.35%, 4/15/2030 600,000 577,124
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 889,282
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 100,000 98,108
(SOFR + 0.82%), 1.54%,
9/10/2027(d) 150,000 136,840
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(d) 600,000 588,310
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 1,555,000 1,534,821
S&P Global, Inc. ,
2.90%, 3/1/2032 1,000,000 880,882
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
4.13%, 9/24/2025(a) 1,000,000 980,952
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d) 2,000,000 1,971,369
7,657,688
Chemicals 0 .2%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 588,742
Commercial Services & Supplies 0 .2%
Stericycle, Inc. ,
5.38%, 7/15/2024(a) 450,000 447,431
Consumer Finance 0 .5%
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 1,450,000 1,399,689
Consumer Staples Distribution & Retail 0 .6%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 541,051 568,767
Walmart, Inc. ,
4.15%, 9/9/2032 1,000,000 989,349
4.50%, 4/15/2053 200,000 189,925
1,748,041
Containers & Packaging 0 .2%
Berry Global, Inc. ,
5.50%, 4/15/2028(a) 515,000 520,240
Diversified REITs 0 .3%
VICI Properties LP ,
4.63%, 6/15/2025(a) 250,000 246,304
WP Carey, Inc. ,
2.45%, 2/1/2032 635,000 518,790
765,094
Diversified Telecommunication Services 0 .5%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 141,162
3.65%, 6/1/2051 695,000 518,294
Verizon Communications, Inc. ,
2.55%, 3/21/2031 974,000 837,256
1,496,712
Electric Utilities 5 .9%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 1,955,787
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 750,000 755,767
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 225,000 214,998
Series Z, 3.70%, 5/1/2050 390,000 290,221
DTE Electric Co. ,
5.20%, 4/1/2033 825,000 849,874
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 865,000 881,064
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 2,572,588
Evergy Kansas Central, Inc. ,
5.90%, 11/15/2033 500,000 534,429

4 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Evergy, Inc. ,
2.90%, 9/15/2029 1,020,000 918,948
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 2,625,000 2,476,479
Georgia Power Co. ,
4.70%, 5/15/2032(e) 1,250,000 1,234,345
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 250,000 242,397
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a) 170,000 143,284
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 325,000 335,807
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 1,000,000 974,195
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 160,000 161,349
NextEra Energy Operating
Partners LP ,
4.25%, 7/15/2024(a)(e) 390,000 385,886
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 145,000 120,349
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 95,000 90,435
Southern California Edison
Co. ,
5.85%, 11/1/2027 400,000 416,102
Southern Co. (The) ,
4.40%, 7/1/2046(e) 200,000 175,626
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 200,000 198,170
4.30%, 7/15/2029(a) 1,000,000 944,930
16,873,030
Entertainment 0 .4%
Walt Disney Co. (The) ,
2.65%, 1/13/2031(e) 800,000 709,310
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032 500,000 457,805
1,167,115
Financial Services 0 .1%
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 242,590
Food Products 1 .0%
Cargill, Inc. ,
5.13%, 10/11/2032(a) 1,000,000 1,016,881
4.38%, 4/22/2052(a) 115,000 102,746
J M Smucker Co. (The) ,
6.50%, 11/15/2043 750,000 835,940
JBS USA LUX SA ,
3.63%, 1/15/2032 111,000 94,490
5.75%, 4/1/2033 839,000 830,659
2,880,716
Ground Transportation 0 .7%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 1,600,000 1,514,848
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
ERAC USA Finance LLC ,
5.40%, 5/1/2053(a) 415,000 430,924
1,945,772
Health Care Equipment & Supplies 0 .4%
GE HealthCare Technologies,
Inc. ,
5.86%, 3/15/2030 1,000,000 1,051,957
Health Care Providers & Services 0 .1%
HCA, Inc. ,
5.25%, 4/15/2025 250,000 249,726
Health Care REITs 0 .1%
Welltower OP LLC ,
4.00%, 6/1/2025 175,000 172,136
Household Durables 0 .2%
Newell Brands, Inc. ,
4.88%, 6/1/2025 450,000 441,462
Independent Power and Renewable Electricity Producers
0 .2%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a)(e) 280,000 295,659
Calpine Corp. ,
5.25%, 6/1/2026(a) 200,000 196,714
492,373
Industrial Conglomerates 0 .1%
GE Capital Funding LLC ,
4.55%, 5/15/2032 322,000 314,853
Industrial REITs 0 .3%
LXP Industrial Trust ,
6.75%, 11/15/2028 900,000 940,370
Insurance 0 .5%
Five Corners Funding Trust IV ,
6.00%, 2/15/2053(a) 575,000 621,758
New York Life Global Funding ,
4.55%, 1/28/2033(a) 750,000 729,458
1,351,216
IT Services 0 .3%
International Business
Machines Corp. ,
4.40%, 7/27/2032 850,000 829,860
Machinery 0 .1%
Daimler Truck Finance North
America LLC ,
3.50%, 4/7/2025(a) 250,000 245,250
Media 0 .2%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 400,000 348,734
Comcast Corp. ,
2.94%, 11/1/2056 208,000 134,421
483,155
Multi-Utilities 0 .3%
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 605,462

Nationwide Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 275,000 269,063
874,525
Oil, Gas & Consumable Fuels 2 .1%
Antero Midstream Partners LP ,
7.88%, 5/15/2026(a) 150,000 153,482
Chesapeake Energy Corp. ,
5.50%, 2/1/2026(a) 150,000 149,213
Continental Resources, Inc. ,
4.38%, 1/15/2028(e) 215,000 208,627
5.75%, 1/15/2031(a) 350,000 348,355
2.88%, 4/1/2032(a) 161,000 131,375
Energy Transfer LP ,
5.75%, 4/1/2025 500,000 499,770
5.50%, 6/1/2027(e) 1,000,000 1,014,203
5.55%, 5/15/2034 500,000 502,862
6.50%, 2/1/2042 350,000 371,447
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 650,000 563,644
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 450,000 453,046
5.50%, 12/1/2025 250,000 250,914
6.60%, 3/15/2046 245,000 264,615
Valero Energy Partners LP ,
4.50%, 3/15/2028 80,000 78,948
Var Energi ASA ,
5.00%, 5/18/2027(a) 1,092,245 1,069,795
6,060,296
Passenger Airlines 0 .1%
Air Canada ,
3.88%, 8/15/2026(a)(e) 200,000 190,216
Pharmaceuticals 1 .2%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 1,900,000 1,943,153
Merck & Co., Inc. ,
6.55%, 9/15/2037 665,000 763,691
Pfizer Investment Enterprises
Pte. Ltd. ,
4.75%, 5/19/2033 825,000 823,977
3,530,821
Residential REITs 0 .6%
American Homes 4 Rent LP ,
3.63%, 4/15/2032 500,000 446,395
5.50%, 2/1/2034 233,000 235,392
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,131,000 996,348
1,678,135
Retail REITs 0 .2%
Kite Realty Group LP ,
5.50%, 3/1/2034 100,000 99,564
Kite Realty Group Trust ,
4.75%, 9/15/2030 549,000 528,890
628,454
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0 .4%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 400,000 351,270
Foundry JV Holdco LLC ,
5.88%, 1/25/2034(a) 660,000 679,644
1,030,914
Software 0 .2%
Microsoft Corp. ,
2.92%, 3/17/2052 200,000 143,557
Oracle Corp. ,
3.60%, 4/1/2040 700,000 559,807
703,364
Specialized REITs 0 .1%
American Tower Corp. ,
2.95%, 1/15/2025(e) 250,000 244,317
Specialty Retail 0 .2%
AutoZone, Inc. ,
4.75%, 8/1/2032 635,000 624,013
Technology Hardware, Storage & Peripherals 0 .6%
Apple, Inc. ,
3.35%, 8/8/2032 1,650,000 1,535,265
Hewlett Packard Enterprise
Co. ,
5.90%, 10/1/2024 250,000 250,334
1,785,599
Tobacco 0 .6%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 927,189
6.42%, 8/2/2033 150,000 157,331
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 165,000 172,202
5.75%, 11/17/2032 200,000 209,328
5.38%, 2/15/2033 250,000 255,149
4.25%, 11/10/2044 150,000 129,292
1,850,491
Wireless Telecommunication Services 0 .1%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 500,000 356,270
Total Corporate Bonds
(cost $91,836,873)
87,846,339
Mortgage-Backed Securities 27 .3%
FHLMC UMBS Pool
Pool# SB0861
2.50%, 2/1/2037 2,104,989 1,941,865
Pool# SB8203
3.50%, 1/1/2038 1,376,741 1,323,045
Pool# SB8260
5.00%, 10/1/2038 2,827,047 2,834,432
Pool# SD8178
2.50%, 11/1/2051 4,906,165 4,138,698
Pool# QE0799
2.50%, 4/1/2052 8,155,463 6,872,209
Pool# SD2254
3.50%, 7/1/2052 949,050 866,248

6 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8255
3.50%, 10/1/2052 943,428 858,807
Pool# SD8288
5.00%, 1/1/2053 3,811,702 3,765,432
Pool# SD8302
6.50%, 2/1/2053 432,064 442,262
Pool# SD8309
6.00%, 3/1/2053 460,164 466,525
Pool# SD2921
4.50%, 5/1/2053 502,764 486,376
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 1,105,569 1,019,972
Pool# FM1776
3.00%, 10/1/2034 341,160 324,529
Pool# FS1360
3.00%, 4/1/2037 1,151,239 1,083,601
Pool# BC0180
4.00%, 1/1/2046 656,024 631,254
Pool# BC9003
3.00%, 11/1/2046 97,300 86,932
Pool# AS8483
3.00%, 12/1/2046 76,451 68,044
Pool# MA2863
3.00%, 1/1/2047 418,907 372,738
Pool# BM2003
4.00%, 10/1/2047 403,416 387,724
Pool# CA2208
4.50%, 8/1/2048 1,316,782 1,288,420
Pool# CA2469
4.00%, 10/1/2048 95,213 90,821
Pool# BN0906
4.00%, 11/1/2048 974,236 932,853
Pool# CA3866
3.50%, 7/1/2049 1,763,135 1,623,244
Pool# BP5783
3.00%, 5/1/2050 4,729,801 4,184,753
Pool# MA4210
2.50%, 12/1/2050 913,738 774,123
Pool# FS2041
2.00%, 8/1/2051 7,318,349 5,919,337
Pool# MA4491
1.50%, 12/1/2051 1,367,957 1,050,761
Pool# FS2122
3.00%, 3/1/2052 1,337,315 1,172,078
Pool# MA4577
2.00%, 4/1/2052 9,679,028 7,807,238
Pool# BU8944
3.00%, 4/1/2052 4,579,816 4,011,301
Pool# MA4732
4.00%, 9/1/2052 6,985,943 6,576,134
Pool# MA4733
4.50%, 9/1/2052 1,837,057 1,776,400
Pool# MA4782
3.50%, 10/1/2052 4,737,471 4,313,448
Pool# MA4805
4.50%, 11/1/2052 1,492,980 1,443,685
Pool# MA4980
6.00%, 4/1/2053 686,830 696,737
Pool# DA1019
6.50%, 9/1/2053 218,379 223,785
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA8099
3.50%, 6/20/2052 1,670,290 1,540,262
Pool# MA8429
5.50%, 11/20/2052 732,246 737,519
Pool# MA8647
5.00%, 2/20/2053 478,618 475,800
Pool# MA8726
5.50%, 3/20/2053 2,346,167 2,361,474
Pool# MA8727
6.00%, 3/20/2053 659,902 670,151
Total Mortgage-Backed Securities
(cost $84,467,935)
77,641,017
Municipal Bonds 0 .5%
California 0 .2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 581,730
District of Columbia 0 .3%
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue, RB, Series
D, 7.46%, 10/1/2046 600,000 753,335
Total Municipal Bonds
(cost $1,309,272)
1,335,065
U.S. Treasury Obligations 27 .7%
U.S. Treasury Bonds
2.00%, 11/15/2041 16,000,000 11,426,250
2.38%, 2/15/2042 6,000,000 4,540,312
3.25%, 5/15/2042 3,500,000 3,030,645
3.88%, 2/15/2043 1,000,000 941,367
2.25%, 8/15/2046 2,100,000 1,463,684
2.25%, 2/15/2052 9,500,000 6,376,504
2.88%, 5/15/2052 1,750,000 1,351,943
U.S. Treasury Notes
0.25%, 3/15/2024 900,000 894,602
4.25%, 9/30/2024 (e) 3,000,000 2,985,234
4.50%, 11/30/2024 1,000,000 996,680
1.00%, 12/15/2024 (e) 5,000,000 4,837,305
4.25%, 12/31/2024 3,300,000 3,283,758
4.13%, 1/31/2025 3,000,000 2,982,422
2.88%, 6/15/2025 1,000,000 978,945
3.00%, 7/15/2025 6,000,000 5,880,234
2.63%, 1/31/2026 (e)(f) 4,000,000 3,879,844
4.00%, 2/15/2026 3,000,000 2,987,578
2.25%, 2/15/2027 1,000,000 950,352
0.50%, 4/30/2027 2,000,000 1,790,234
2.38%, 5/15/2027 2,000,000 1,902,188
3.25%, 6/30/2027 2,000,000 1,955,312
4.13%, 9/30/2027 1,000,000 1,006,094
3.88%, 12/31/2027 900,000 898,242
3.50%, 1/31/2028 2,100,000 2,067,434
1.25%, 3/31/2028 1,000,000 898,672
3.63%, 5/31/2028 700,000 692,344
2.75%, 5/31/2029 2,000,000 1,890,156

Nationwide Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 7
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.25%, 6/30/2029 1,000,000 968,320
3.50%, 1/31/2030 2,100,000 2,053,488
3.75%, 5/31/2030 2,000,000 1,980,781
2.75%, 8/15/2032 1,000,000 913,555
Total U.S. Treasury Obligations
(cost $83,650,630)
78,804,479
Repurchase Agreement 0 .7%
CF Secured, LLC
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $1,911,596,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$1,949,827. (g) 1,911,314 1,911,314
Total Repurchase Agreement
(cost $1,911,314)
1,911,314
Total Investments
(cost $297,514,993) — 98.3%
279,242,418
Other assets in excess of
liabilities — 1.7% 4,957,067
NET ASSETS — 100.0%
$ 284,199,485
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2024
was $60,085,283 which represents 21.14% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2024.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2024.
(e) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $11,282,244, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,911,314 and by $9,659,714 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 2/29/2024 – 8/15/2053, a total value of
$11,571,028.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $1,911,314.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

8 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of January 31, 2024
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
41-V1 1.00 Quarterly 12/20/2028 0.56 USD 18,000,000 (241,437) (128,399) (369,836)
(241,437) (128,399) (369,836)
As of January 31, 2024, the Fund had $210,802 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

Nationwide Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 9
Futures contracts outstanding as of January 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 144 3/2024 USD 29,614,500 108,576
U.S. Treasury 5 Year Note 71 3/2024 USD 7,695,734 134,064
U.S. Treasury 10 Year Note 194 3/2024 USD 21,791,656 422,425
U.S. Treasury Ultra Bond 38 3/2024 USD 4,910,313 119,979
Total long contracts 785,044
Short Contracts
U.S. Treasury Long Bond (64) 3/2024 USD (7,830,000) (405,867)
Total short contracts (405,867)
Net contracts 379,177
Currency:
USD United States Dollar

10 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 11
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 18,392,845 $ – $ 18,392,845
Collateralized Mortgage Obligations – 5,694,822 – 5,694,822
Commercial Mortgage-Backed Securities – 7,616,537 – 7,616,537
Corporate Bonds – 87,846,339 – 87,846,339
Futures Contracts 785,044 – – 785,044
Mortgage-Backed Securities – 77,641,017 – 77,641,017
Municipal Bonds – 1,335,065 – 1,335,065
Repurchase Agreement – 1,911,314 – 1,911,314
U.S. Treasury Obligations – 78,804,479 – 78,804,479
Total Assets $ 785,044 $ 279,242,418 $ – $ 280,027,462
Liabilities:
Credit Default Swaps† $ – $ (128,399) $ – $ (128,399)
Futures Contracts (405,867) – – (405,867)
Total Liabilities $ (405,867) $ (128,399) $ – $ (534,266)
Total $ 379,177 $ 279,114,019 $ – $ 279,493,196
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

12 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Fund
market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Nationwide Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 13
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2024 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty

14 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Fund
credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2024:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 785,044
Total $ 785,044
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (128,399)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (405,867)
Total $ (534,266)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Core Plus Bond ESG Fund - January 31, 2024 (Unaudited) - Statement of Investments - 15
Asset-Backed Securities 7.0%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 486,111 459,798
Automobiles 1.7%
AmeriCredit Automobile
Receivables Trust, Series
2022-2, Class B, 4.81%,
4/18/2028 1,088,000 1,081,865
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 795,000 764,203
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 447,544 451,821
Credit Acceptance Auto
Loan Trust, Series 2022-
3A, Class A, 6.57%,
10/15/2032(a) 565,000 570,705
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 1,058,000 1,054,074
Ford Credit Auto Owner Trust,
Series 2022-C, Class A4,
4.59%, 12/15/2027 1,367,000 1,361,915
Hyundai Auto Receivables
Trust, Series 2022-B, Class
A2A, 3.64%, 5/15/2025 341,527 340,756
Santander Drive Auto
Receivables Trust
Series 2022-1, Class B,
2.36%, 8/17/2026 1,360,802 1,349,715
Series 2022-5, Class A3,
4.11%, 8/17/2026 288,094 286,776
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A2A, 5.89%,
3/22/2027(a) 553,741 555,071
Tesla Auto Lease Trust, Series
2023-B, Class A3, 6.13%,
9/21/2026(a) 1,407,000 1,427,926
US Bank NA, Series 2023-
1, Class B, 6.79%,
8/25/2032(a) 232,539 234,054
9,478,881
Credit Card 0.6%
Capital One Multi-Asset
Execution Trust, Series
2005-B3, Class B3, 6.13%,
5/15/2028(b) 3,500,000 3,479,957
Equipment Loans & Leases 0.3%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 187,808 187,473
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 390,000 393,382
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Daimler Trucks Retail Trust,
Series 2023-1, Class A3,
5.90%, 3/15/2027 1,340,000 1,358,706
1,939,561
Other 4.3%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
6.62%, 4/21/2035(a)(b) 3,045,000 3,046,364
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
6.58%, 1/20/2031(a)(b) 7,046,897 7,047,546
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 7.09%,
4/15/2034(a)(b) 2,000,000 1,979,824
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1,
1.69%, 7/15/2060(a) 3,372,945 3,144,604
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 3,500,000 3,098,946
DB Master Finance LLC,
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(a) 3,479,000 3,063,219
Domino's Pizza Master Issuer
LLC, Series 2021-1A, Class
A2I, 2.66%, 4/25/2051(a) 928,738 831,926
Hilton Grand Vacations Trust
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 142,563 139,124
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 284,283 289,327
Marlette Funding Trust, Series
2022-3A, Class A, 5.18%,
11/15/2032(a) 82,198 81,985
Textainer Marine Containers
VII Ltd., Series 2021-
2A, Class A, 2.23%,
4/20/2046(a) 780,000 697,266
Tricon American Homes Trust,
Series 2018-SFR1, Class C,
4.04%, 5/17/2037(a) 1,500,000 1,463,977
24,884,108
Total Asset-Backed Securities
(cost $40,979,407)
40,242,305
Collateralized Mortgage Obligations 0.5%
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(c) 521,901 527,265
COLT Mortgage Loan Trust,
Series 2023-3, Class A2,
7.43%, 9/25/2068(a)(c) 805,551 821,479
FHLMC REMICS, Series
4026, Class WJ, 2.75%,
8/15/2041 291,127 279,365

16 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GNMA REMICS, Series
2023-19, Class WB, 5.69%,
11/20/2051(b) 770,659 794,100
Towd Point Mortgage Trust,
Series 2023-1, Class A1,
3.75%, 1/25/2063(a) 536,416 509,313
Total Collateralized Mortgage Obligations
(cost $2,911,358)
2,931,522
Commercial Mortgage-Backed Securities 1.0%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/16/2052 2,213,460 1,939,316
Series 2019-131, Class AD,
2.50%, 8/16/2060 4,737,446 4,039,748
Total Commercial Mortgage-Backed
Securities
(cost $6,958,487) 5,979,064
Corporate Bonds 50.5%
Aerospace & Defense 0.3%
Boeing Co. (The) ,
5.81%, 5/1/2050 874,000 875,263
Rolls-Royce plc ,
5.75%, 10/15/2027(a) 1,156,000 1,156,628
2,031,891
Automobiles 2.4%
Ford Motor Co. ,
3.25%, 2/12/2032 7,550,000 6,250,060
General Motors Co. ,
6.80%, 10/1/2027 1,500,000 1,588,570
5.60%, 10/15/2032(d) 5,870,000 5,953,456
13,792,086
Banks 7.7%
Banco Santander SA ,
5.59%, 8/8/2028 1,800,000 1,831,973
Bank of America Corp. ,
(SOFR + 1.99%), 6.20%,
11/10/2028(e) 6,375,000 6,665,058
(SOFR + 1.65%), 5.47%,
1/23/2035(e) 326,000 331,982
Citigroup, Inc. ,
3.20%, 10/21/2026 2,000,000 1,913,224
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(e) 3,325,000 3,168,818
Citizens Bank NA ,
2.25%, 4/28/2025 250,000 240,235
(SOFR + 1.45%), 6.06%,
10/24/2025(e) 910,000 907,215
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(e) 422,000 424,932
ING Groep NV ,
(SOFR + 1.64%), 3.87%,
3/28/2026(e) 2,533,000 2,490,023
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co. ,
Series HH, (CME Term
SOFR 3 Month + 3.13%),
4.60%, 2/01/2025(e)(f) 572,000 557,260
(SOFR + 0.49%), 0.77%,
8/9/2025(e) 3,000,000 2,922,895
(SOFR + 1.19%), 5.04%,
1/23/2028(e) 874,000 877,738
(SOFR + 1.07%), 1.95%,
2/4/2032(e) 8,045,000 6,566,943
Mizuho Financial Group, Inc. ,
4.02%, 3/5/2028 5,715,000 5,544,820
PNC Financial Services
Group, Inc. (The) ,
(United States SOFR
Compounded Index
+ 1.09%), 4.76%,
1/26/2027(d)(e) 3,000,000 2,981,149
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(e) 849,000 882,494
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(d)(e) 417,000 431,562
Toronto-Dominion Bank (The) ,
5.53%, 7/17/2026 2,025,000 2,061,365
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(e) 462,000 498,944
(SOFR + 2.36%), 5.87%,
6/8/2034(e) 241,000 246,852
US Bancorp ,
(SOFR + 2.26%), 5.84%,
6/12/2034(e) 498,000 513,935
Wells Fargo & Co. ,
(SOFR + 1.74%), 5.57%,
7/25/2029(e) 1,553,000 1,587,192
(SOFR + 1.50%), 5.20%,
1/23/2030(e) 757,000 762,886
44,409,495
Biotechnology 2.0%
AbbVie, Inc. ,
4.05%, 11/21/2039(d) 1,965,000 1,777,690
Amgen, Inc. ,
3.00%, 2/22/2029 4,900,000 4,570,107
5.15%, 11/15/2041 3,875,000 3,787,536
5.38%, 5/15/2043 1,320,000 1,247,914
11,383,247
Broadline Retail 0.2%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a) 1,015,000 962,474
6.13%, 3/15/2032(a) 500,000 471,800
1,434,274
Building Products 1.7%
Carrier Global Corp. ,
2.72%, 2/15/2030 4,000,000 3,572,509
6.20%, 3/15/2054(a) 165,000 186,697

Nationwide BNY Mellon Core Plus Bond ESG Fund - January 31, 2024 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Johnson Controls International
plc ,
1.75%, 9/15/2030 3,760,000 3,126,850
Smyrna Ready Mix Concrete
LLC ,
6.00%, 11/1/2028(a) 1,756,000 1,716,401
8.88%, 11/15/2031(a) 1,174,000 1,233,359
9,835,816
Capital Markets 3.6%
Charles Schwab Corp. (The) ,
1.95%, 12/1/2031 5,830,000 4,683,753
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.51%), 4.39%,
6/15/2027(e) 3,250,000 3,211,814
(SOFR + 1.09%), 1.99%,
1/27/2032(e) 4,040,000 3,287,996
Morgan Stanley ,
7.25%, 4/1/2032 5,600,000 6,528,114
Nasdaq, Inc. ,
5.35%, 6/28/2028 455,000 466,620
5.95%, 8/15/2053 119,000 127,094
State Street Corp. ,
Series I, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.61%),
6.70%, 3/15/2029(e)(f) 1,137,000 1,134,156
UBS Group AG ,
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(e) 460,000 489,808
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.77%),
5.70%, 2/8/2035(a)(e) 820,000 832,378
20,761,733
Chemicals 1.3%
Axalta Coating Systems Dutch
Holding B BV ,
7.25%, 2/15/2031(a) 150,000 156,240
Braskem Netherlands Finance
BV ,
4.50%, 1/31/2030(a) 1,685,000 1,333,220
5.88%, 1/31/2050(a) 224,000 157,871
Celanese US Holdings LLC ,
6.17%, 7/15/2027 2,586,000 2,648,956
LG Chem Ltd. ,
2.38%, 7/7/2031(a) 3,750,000 3,089,159
7,385,446
Commercial Services & Supplies 0.6%
GFL Environmental, Inc. ,
6.75%, 1/15/2031(a) 350,000 357,973
ILFC E-Capital Trust I ,
(CME Term SOFR 3 Month
+ 1.81%, 14.50% Cap),
7.19%, 12/21/2065(a)(e) 3,800,000 2,934,474
3,292,447
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance 1.1%
Discover Financial Services ,
6.70%, 11/29/2032(d) 517,000 541,543
Ford Motor Credit Co. LLC ,
5.80%, 3/5/2027(d) 851,000 856,436
7.12%, 11/7/2033 404,000 432,954
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028(d) 1,000,000 889,466
Synchrony Financial ,
2.88%, 10/28/2031 4,775,000 3,798,545
6,518,944
Consumer Staples Distribution & Retail 0.1%
US Foods, Inc. ,
7.25%, 1/15/2032(a) 849,000 889,327
Containers & Packaging 0.6%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a)(d) 3,200,000 3,163,776
Sealed Air Corp. ,
6.13%, 2/1/2028(a)(d) 88,000 88,312
3,252,088
Diversified REITs 0.8%
VICI Properties LP ,
3.50%, 2/15/2025(a) 1,190,000 1,160,964
Vornado Realty LP ,
2.15%, 6/1/2026(d) 3,561,000 3,227,037
4,388,001
Diversified Telecommunication Services 2.6%
AT&T, Inc. ,
3.55%, 9/15/2055 4,360,000 3,106,373
CCO Holdings LLC ,
4.50%, 5/1/2032(a) 1,500,000 1,251,390
Verizon Communications, Inc. ,
1.50%, 9/18/2030 12,970,000 10,648,327
15,006,090
Electric Utilities 4.6%
Avangrid, Inc. ,
3.20%, 4/15/2025 2,800,000 2,726,242
CenterPoint Energy Houston
Electric LLC ,
5.30%, 4/1/2053 169,000 173,094
Commonwealth Edison Co. ,
3.70%, 8/15/2028 2,090,000 2,015,654
Duke Energy Carolinas LLC ,
3.95%, 11/15/2028 3,795,000 3,721,606
Electricite de France SA ,
5.70%, 5/23/2028(a) 253,000 261,000
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.41%),
9.13%, 3/15/2033(a)(e)(f) 543,000 606,434
6.90%, 5/23/2053(a) 591,000 662,284
Enel Finance America LLC ,
2.88%, 7/12/2041(a) 3,969,000 2,706,682
Enel Finance International NV ,
5.00%, 6/15/2032(a) 3,200,000 3,131,381
Eversource Energy ,
Series R, 1.65%, 8/15/2030 3,200,000 2,593,392

18 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Eversource Energy,
5.13%, 5/15/2033 2,500,000 2,461,722
5.50%, 1/1/2034 402,000 406,607
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 122,000 125,999
New England Power Co. ,
5.94%, 11/25/2052(a) 1,186,000 1,245,131
Niagara Mohawk Power Corp. ,
5.66%, 1/17/2054(a) 297,000 299,960
Sociedad de Transmision
Austral SA ,
4.00%, 1/27/2032(a) 3,750,000 3,315,000
26,452,188
Energy Equipment & Services 0.3%
Baker Hughes Holdings LLC ,
3.14%, 11/7/2029 2,000,000 1,856,973
Entertainment 0.4%
Netflix, Inc. ,
5.88%, 11/15/2028 628,000 660,405
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025 1,442,000 1,414,400
2,074,805
Financial Services 0.4%
Fiserv, Inc. ,
5.60%, 3/2/2033 379,000 392,870
Global Payments, Inc. ,
5.40%, 8/15/2032(d) 582,000 587,444
Nationstar Mortgage Holdings,
Inc. ,
7.13%, 2/1/2032(a) 283,000 280,691
Synchrony Bank ,
5.40%, 8/22/2025 997,000 989,357
2,250,362
Food Products 0.6%
Bimbo Bakeries USA, Inc. ,
6.40%, 1/15/2034(a) 1,233,000 1,347,996
5.38%, 1/9/2036(a) 200,000 201,672
J M Smucker Co. (The) ,
6.50%, 11/15/2053 331,000 373,988
NBM US Holdings, Inc. ,
7.00%, 5/14/2026(a) 1,385,000 1,388,320
3,311,976
Ground Transportation 0.8%
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 590,000 473,995
Union Pacific Corp. ,
4.95%, 9/9/2052 4,000,000 3,991,569
4,465,564
Health Care Providers & Services 2.4%
AdaptHealth LLC ,
5.13%, 3/1/2030(a)(d) 6,400,000 5,004,480
Elevance Health, Inc. ,
5.10%, 1/15/2044 4,000,000 3,875,612
HCA, Inc. ,
4.50%, 2/15/2027 4,135,000 4,078,001
3.13%, 3/15/2027(d) 384,000 365,073
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Tenet Healthcare Corp. ,
4.88%, 1/1/2026 652,000 646,202
13,969,368
Health Care REITs 0.4%
Healthpeak OP LLC ,
3.40%, 2/1/2025 178,000 174,306
Ventas Realty LP ,
4.00%, 3/1/2028 2,300,000 2,210,496
2,384,802
Hotels, Restaurants & Leisure 1.1%
Caesars Entertainment, Inc. ,
7.00%, 2/15/2030(a) 552,000 567,262
6.50%, 2/15/2032(a) 97,000 98,073
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 845,000 832,860
MGM China Holdings Ltd. ,
4.75%, 2/1/2027(a) 600,000 560,181
Sands China Ltd. ,
3.10%, 3/8/2029(c) 200,000 172,793
4.62%, 6/18/2030(c) 1,574,000 1,436,350
Wynn Macau Ltd. ,
5.63%, 8/26/2028(a) 2,622,000 2,440,299
5.63%, 8/26/2028(a) 621,000 577,965
6,685,783
Independent Power and Renewable Electricity Producers
0.8%
AES Corp. (The) ,
2.45%, 1/15/2031(d) 3,750,000 3,129,692
Constellation Energy
Generation LLC ,
5.80%, 3/1/2033 1,312,000 1,368,794
4,498,486
Industrial REITs 0.1%
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 1,110,000 892,813
Machinery 0.3%
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a) 1,951,000 1,881,180
Media 1.0%
Comcast Corp. ,
4.65%, 2/15/2033(d) 5,500,000 5,489,215
Directv Financing LLC ,
8.88%, 2/1/2030(a) 158,000 161,169
Univision Communications,
Inc. ,
8.00%, 8/15/2028(a) 45,000 45,790
5,696,174
Multi-Utilities 0.4%
New York State Electric & Gas
Corp. ,
5.85%, 8/15/2033(a) 1,268,000 1,326,061
NiSource, Inc. ,
5.25%, 3/30/2028(d) 158,000 161,164

Nationwide BNY Mellon Core Plus Bond ESG Fund - January 31, 2024 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Public Service Enterprise
Group, Inc. ,
6.13%, 10/15/2033 575,000 614,589
2,101,814
Office REITs 0.2%
Alexandria Real Estate
Equities, Inc. ,
4.75%, 4/15/2035 378,000 363,977
Boston Properties LP ,
3.80%, 2/1/2024(d) 890,000 890,000
1,253,977
Oil, Gas & Consumable Fuels 6.7%
Aker BP ASA ,
2.00%, 7/15/2026(a) 3,027,000 2,802,981
Antero Midstream Partners LP ,
6.63%, 2/1/2032(a) 531,000 527,750
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.04%),
4.38%, 6/22/2025(e)(f) 2,105,000 2,060,253
Cheniere Energy Partners LP ,
5.95%, 6/30/2033(a) 284,000 290,027
CITGO Petroleum Corp. ,
7.00%, 6/15/2025(a) 1,359,000 1,358,807
8.38%, 1/15/2029(a) 86,000 89,351
Columbia Pipelines Holding
Co. LLC ,
6.06%, 8/15/2026(a) 221,000 225,965
Columbia Pipelines Operating
Co. LLC ,
6.54%, 11/15/2053(a)(d) 489,000 537,002
CVR Energy, Inc. ,
5.25%, 2/15/2025(a)(d) 895,000 893,881
DT Midstream, Inc. ,
4.30%, 4/15/2032(a) 1,392,000 1,249,459
Ecopetrol SA ,
8.63%, 1/19/2029 711,000 751,567
Enbridge, Inc. ,
5.70%, 3/8/2033(d) 1,129,000 1,164,722
6.70%, 11/15/2053(d) 701,000 809,992
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 487,000 470,759
7.38%, 2/1/2031(a) 114,000 119,830
5.55%, 5/15/2034 182,000 183,042
5.95%, 5/15/2054(d) 450,000 451,279
Enterprise Products Operating
LLC ,
4.80%, 2/1/2049 1,915,000 1,808,070
Global Partners LP ,
8.25%, 1/15/2032(a) 251,000 257,461
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 204,000 197,895
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Howard Midstream Energy
Partners LLC ,
8.88%, 7/15/2028(a) 734,000 770,898
Occidental Petroleum Corp. ,
6.63%, 9/1/2030(d) 2,000,000 2,127,800
ONEOK Partners LP ,
6.85%, 10/15/2037 7,593,000 8,310,068
ONEOK, Inc. ,
5.80%, 11/1/2030 389,000 404,323
6.10%, 11/15/2032 2,032,000 2,138,614
6.63%, 9/1/2053 1,731,000 1,906,259
Parkland Corp. ,
4.50%, 10/1/2029(a) 2,000,000 1,839,215
Western Midstream Operating
LP ,
6.35%, 1/15/2029 405,000 423,370
6.15%, 4/1/2033 166,000 171,102
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 3,500,000 2,991,393
5.15%, 3/15/2034 1,455,000 1,458,709
38,791,844
Passenger Airlines 0.1%
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 902,000 834,379
Retail REITs 0.2%
Brixmor Operating Partnership
LP ,
3.85%, 2/1/2025(d) 496,000 486,808
Kite Realty Group LP ,
4.00%, 10/1/2026 397,000 377,620
5.50%, 3/1/2034 137,000 136,402
1,000,830
Semiconductors & Semiconductor Equipment 1.1%
Intel Corp. ,
5.20%, 2/10/2033 190,000 195,588
5.70%, 2/10/2053 125,000 131,494
Micron Technology, Inc. ,
2.70%, 4/15/2032 3,750,000 3,147,466
NXP BV ,
3.40%, 5/1/2030 3,500,000 3,199,042
6,673,590
Software 1.1%
Oracle Corp. ,
3.60%, 4/1/2050 1,150,000 846,264
5.55%, 2/6/2053(d) 248,000 246,452
Salesforce, Inc. ,
2.70%, 7/15/2041 3,565,000 2,671,418
VMware LLC ,
2.20%, 8/15/2031 2,870,000 2,370,095
6,134,229
Specialized REITs 0.8%
Equinix, Inc. ,
3.90%, 4/15/2032 3,000,000 2,776,263
Extra Space Storage LP ,
5.70%, 4/1/2028 405,000 414,500

20 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Iron Mountain, Inc. ,
7.00%, 2/15/2029(a) 1,155,000 1,184,383
4,375,146
Specialty Retail 0.4%
Lowe's Cos., Inc. ,
2.80%, 9/15/2041 3,395,000 2,487,288
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC ,
3.45%, 12/15/2051 924,000 662,870
Lenovo Group Ltd. ,
6.54%, 7/27/2032(a) 2,328,000 2,485,020
3,147,890
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. ,
7.85%, 11/27/2033 682,000 728,879
Tobacco 0.5%
BAT Capital Corp. ,
6.34%, 8/2/2030 623,000 655,972
7.08%, 8/2/2053 225,000 238,766
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 281,000 293,265
2.10%, 5/1/2030 1,825,000 1,570,568
2,758,571
Transportation Infrastructure 0.2%
Adani Ports & Special
Economic Zone Ltd. ,
4.20%, 8/4/2027(a) 1,556,000 1,435,004
Wireless Telecommunication Services 0.0%
†
T-Mobile USA, Inc. ,
4.95%, 3/15/2028 258,000 260,100
Total Corporate Bonds
(cost $304,279,356)
292,784,900
Foreign Government Securities 0.5%
CHILE 0.2%
Republic of Chile,
4.85%, 1/22/2029 1,241,000 1,251,085
COLOMBIA 0.2%
Republic of Colombia,
8.75%, 11/14/2053 1,040,000 1,133,479
HUNGARY 0.1%
Hungary Government Bond,
6.75%, 9/25/2052(a) 400,000 429,160
Total Foreign Government Securities
(cost $2,736,741)
2,813,724
Mortgage-Backed Securities 27.2%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 4 4
Pool# C91768
3.50%, 7/1/2034 1,756,305 1,686,836
Pool# G30692
3.50%, 8/1/2034 2,224,428 2,141,110
Pool# G30782
3.50%, 2/1/2035 625,597 599,894
Pool# C91859
3.50%, 12/1/2035 602,625 578,181
Pool# C91868
3.50%, 4/1/2036 1,499,509 1,434,371
Pool# Q10392
3.50%, 8/1/2042 970,927 909,265
Pool# G08541
3.50%, 8/1/2043 1,406,666 1,314,098
Pool# G08554
3.50%, 10/1/2043 798,290 745,258
Pool# G08588
4.00%, 5/1/2044 550,389 530,355
Pool# G08721
3.00%, 9/1/2046 2,005,072 1,794,600
Pool# G08726
3.00%, 10/1/2046 2,941,339 2,631,370
FHLMC UMBS Pool
Pool# SB0548
2.00%, 7/1/2036 4,463,106 4,040,401
Pool# RB5076
2.00%, 8/1/2040 6,991,201 6,011,566
Pool# SD0040
3.00%, 7/1/2049 1,619,688 1,437,087
Pool# SD8036
3.00%, 1/1/2050 1,165,403 1,030,525
Pool# SD0612
2.50%, 11/1/2050 3,367,781 2,901,846
Pool# QC0345
2.00%, 3/1/2051 1,333,315 1,097,815
Pool# SD1607
2.50%, 3/1/2052 6,321,019 5,414,190
Pool# RA7557
4.50%, 6/1/2052 4,353,700 4,208,542
Pool# SD1716
5.00%, 9/1/2052 3,184,206 3,208,794
Pool# SD1686
5.50%, 9/1/2052 2,662,184 2,716,832
Pool# SD1853
5.50%, 11/1/2052 1,362,409 1,394,757
Pool# RA9992
6.00%, 10/1/2053 7,013,200 7,203,442
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 299,219 288,423
Pool# AL6591
3.00%, 9/1/2033 1,752,427 1,655,791
Pool# MA1608
3.50%, 10/1/2033 2,246,957 2,159,326
Pool# MA1982
3.50%, 8/1/2034 2,375,145 2,277,583
Pool# MA2610
3.00%, 5/1/2036 2,147,746 2,003,501
Pool# MA3697
3.00%, 7/1/2039 1,463,448 1,343,019

Nationwide BNY Mellon Core Plus Bond ESG Fund - January 31, 2024 (Unaudited) - Statement of Investments - 21
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AE0311
3.50%, 8/1/2040 1,590,899 1,500,702
Pool# AB1845
4.00%, 11/1/2040 1,644,610 1,582,592
Pool# AJ9278
3.50%, 12/1/2041 1,764,859 1,652,465
Pool# AW8165
4.00%, 1/1/2042 1,291,329 1,242,613
Pool# AL2866
3.50%, 11/1/2042 1,360,250 1,262,930
Pool# AU2592
3.50%, 8/1/2043 1,241,659 1,159,857
Pool# AX4312
3.50%, 2/1/2045 704,095 653,080
Pool# AZ7353
3.50%, 11/1/2045 1,100,627 1,019,518
Pool# AS6408
3.50%, 1/1/2046 1,652,559 1,530,767
Pool# AS8583
3.50%, 1/1/2047 2,959,905 2,741,740
Pool# MA3088
4.00%, 8/1/2047 654,069 628,425
Pool# CA1191
3.50%, 11/1/2047 1,723,018 1,595,097
Pool# MA3305
3.50%, 3/1/2048 1,397,511 1,294,486
Pool# MA3744
3.00%, 8/1/2049 1,453,223 1,288,991
Pool# FS2253
3.50%, 4/1/2050 1,733,657 1,601,521
Pool# CA7972
3.00%, 9/1/2050 6,570,287 5,787,013
Pool# FM7398
2.50%, 6/1/2051 4,446,054 3,820,596
Pool# FM9134
3.00%, 6/1/2051 4,416,352 3,982,268
Pool# FP0012
3.00%, 8/1/2051 1,184,391 1,054,014
Pool# MA4439
3.00%, 10/1/2051 6,915,818 6,061,278
Pool# CB2371
2.50%, 12/1/2051 5,552,835 4,734,593
Pool# FS2838
2.50%, 4/1/2052 1,105,095 947,584
Pool# FS3537
2.50%, 4/1/2052 1,029,073 884,409
Pool# CB3678
4.00%, 5/1/2052 2,979,265 2,805,837
Pool# FS1855
4.00%, 5/1/2052 2,591,081 2,459,167
Pool# MA4625
3.50%, 6/1/2052 2,994,297 2,726,539
Pool# CB3851
4.00%, 6/1/2052 1,868,779 1,787,473
Pool# MA4684
4.50%, 6/1/2052 5,527,626 5,345,119
Pool# FS2513
4.00%, 7/1/2052 5,694,785 5,383,527
Pool# FS2323
4.00%, 7/1/2052 2,045,555 1,933,747
Pool# FS2293
4.50%, 7/1/2052 5,638,915 5,487,268
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS2257
4.50%, 7/1/2052 1,487,740 1,447,730
Pool# CB4037
5.00%, 7/1/2052 2,836,703 2,801,732
Pool# BV7937
4.00%, 8/1/2052 2,902,110 2,732,627
Pool# FS2790
5.00%, 9/1/2052 4,150,853 4,126,360
Pool# FS3210
5.00%, 9/1/2052 1,906,199 1,891,536
Pool# FS3220
5.50%, 11/1/2052 2,682,990 2,692,826
GNMA Pool# BT6867 ,
3.00%, 5/20/2050 1,077,500
966,197
Total Mortgage-Backed Securities
(cost $167,184,287)
157,373,006
Municipal Bonds 0.6%
Michigan 0.2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 1,145,000 985,903
Virginia 0.4%
City of Richmond VA Public
Utility Revenue, RB, Series
B, 2.50%, 1/15/2029 2,450,000 2,239,575
Total Municipal Bonds
(cost $3,703,894)
3,225,478
U.S. Treasury Obligations 11.0%
U.S. Treasury Bonds
1.88%, 2/15/2041 26,913,200 19,052,653
4.75%, 11/15/2043 2,151,000 2,277,035
1.25%, 5/15/2050 364,000 189,493
1.38%, 8/15/2050 422,800 227,486
2.00%, 8/15/2051 17,333,400 10,951,188
4.13%, 8/15/2053 336,000 330,383
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield -
0.08%), 5.22%, 4/30/2024
(e) 1,000,000 999,628
4.25%, 5/31/2025 (d) 11,516,100 11,476,514
4.88%, 11/30/2025 4,321,000 4,365,898
4.00%, 2/29/2028 4,440,000 4,452,661
4.00%, 1/31/2029 275,000 276,654
4.50%, 11/15/2033 8,778,700 9,166,883
Total U.S. Treasury Obligations
(cost $73,843,625)
63,766,476

22 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Preferred Stocks 0.6%
Shares Value ($)
Consumer Finance 0.4%
Capital One Financial Corp.,
4.80%, 6/1/2025(g) 128,250 2,486,767
Financial Services 0.0%
†
FHLMC, + 0.00%,
7.88% Floor), 8.38%,
12/31/2027*(e)(g) 35,000 130,900
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Two Harbors Investment
Corp., (ICE LIBOR USD 3
Month + 5.35%), 7.63%,
7/27/2027(e)(g) 50,000 1,087,500
Total Preferred Stocks
(cost $5,403,070)
3,705,167
Repurchase Agreements 2.6%
Principal
Amount ($)
CF Secured, LLC
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $4,750,225,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$4,845,229. (h) 4,749,524 4,749,524
Nomura Securities
International, Inc.
5.29%, dated 1/31/2024,
due 2/1/2024, repurchase
price $3,000,441,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
5/31/2025 - 2/15/2050;
total market value
$3,060,001. (h) 3,000,000 3,000,000
Santander US Capital
Markets
5.30%, dated 1/31/2024,
due 2/1/2024, repurchase
price $4,482,071,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.00%, maturing
2/6/2024 - 5/15/2053;
total market value
$4,571,712. (h) 4,481,411 4,481,411
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale
5.28%, dated 1/31/2024,
due 2/1/2024, repurchase
price $3,000,440,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 4.13%, maturing
6/15/2026 - 7/31/2028;
total market value
$3,060,000. (h) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $15,230,935)
15,230,935
Total Investments
(cost $623,231,160) — 101.5%
588,052,577
Liabilities in excess of other
assets — (1.5)% (8,447,162)
NET ASSETS — 100.0%
$ 579,605,415
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2024
was $99,070,525 which represents 17.09% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2024.
(d) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $20,374,727, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $15,230,935 and by $6,727,357 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 2/29/2024 – 8/15/2053, a total value of
$21,958,292.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2024.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2024. The maturity date reflects the next call date.
(g) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of January 31, 2024.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $15,230,935.

Nationwide BNY Mellon Core Plus Bond ESG Fund - January 31, 2024 (Unaudited) - Statement of Investments - 23
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of January 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 199 3/2024 USD 40,925,594 371,248
U.S. Treasury 5 Year Note 290 3/2024 USD 31,433,281 467,289
U.S. Treasury Long Bond 2 3/2024 USD 244,688 14,684
U.S. Treasury Ultra Bond 159 3/2024 USD 20,545,781 1,129,195
Total long contracts 1,982,416
Short Contracts
U.S. Treasury 10 Year Note (295) 3/2024 USD (33,136,797) (650,540)
U.S. Treasury 10 Year Ultra Note (149) 3/2024 USD (17,414,375) (296,262)
Total short contracts (946,802)
Net contracts 1,035,614
As of January 31, 2024, the Fund had $962,831 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

24 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide BNY Mellon Core Plus Bond ESG Fund - January 31, 2024 (Unaudited) - Statement of Investments - 25
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 40,242,305 $ – $ 40,242,305
Collateralized Mortgage Obligations – 2,931,522 – 2,931,522
Commercial Mortgage-Backed Securities – 5,979,064 – 5,979,064
Corporate Bonds – 292,784,900 – 292,784,900
Foreign Government Securities – 2,813,724 – 2,813,724
Futures Contracts 1,982,416 – – 1,982,416
Mortgage-Backed Securities – 157,373,006 – 157,373,006
Municipal Bonds – 3,225,478 – 3,225,478
Preferred Stocks 3,705,167 – – 3,705,167
Repurchase Agreements – 15,230,935 – 15,230,935
U.S. Treasury Obligations – 63,766,476 – 63,766,476
Total Assets $ 5,687,583 $ 584,347,410 $ – $ 590,034,993
Liabilities:
Futures Contracts $ (946,802) $ – $ – $ (946,802)
Total Liabilities $ (946,802) $ – $ – $ (946,802)
Total $ 4,740,781 $ 584,347,410 $ – $ 589,088,191

26 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2024:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 1,982,416
Total $ 1,982,416
Liabilities:
Futures Contracts
Interest rate risk
Unrealized depreciation from futures contracts $ (946,802)
Total $ (946,802)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Inflation-Protected Securities Fund - January 31, 2024 (Unaudited) - Statement of Investments - 27
Asset-Backed Securities 3.6%
Principal
Amount ($) Value ($)
Automobiles 1.4%
Carvana Auto Receivables
Trust, Series 2023-
P3, Class A2, 6.09%,
11/10/2026(a) 465,118 466,039
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 932,384 941,293
Westlake Automobile
Receivables Trust, Series
2023-4A, Class A2, 6.23%,
1/15/2027(a) 1,000,000 1,005,608
2,412,940
Equipment Loans & Leases 1.1%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 1,000,000 1,016,856
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 500,000 509,108
M&T Equipment Notes, Series
2023-1A, Class A2, 6.09%,
7/15/2030(a) 500,000 501,184
2,027,148
Other 1.1%
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 385,506 344,705
Reach Abs Trust, Series
2024-1A, Class A, 6.30%,
2/18/2031(a) 300,000 300,595
Reach ABS Trust, Series
2023-1A, Class A, 7.05%,
2/18/2031(a) 115,912 116,256
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,198,121
1,959,677
Total Asset-Backed Securities
(cost $6,488,353)
6,399,765
Collateralized Mortgage Obligations 0.8%
FHLMC REMICS
Series 1684, Class I, 6.50%,
3/15/2024 424 422
Series 2296, Class H,
6.50%, 3/15/2031 10 10
FNMA REMICS, Series
2013-59, Class MX, 2.50%,
9/25/2042 762,826 708,991
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(b) 806,738 727,729
Total Collateralized Mortgage Obligations
(cost $1,578,860)
1,437,152
Commercial Mortgage-Backed Security 0.0%
†
Principal
Amount ($) Value ($)
FNMA REMICS, Series
1998-73, Class MZ, 6.30%,
10/17/2038 58,684 54,048
Total Commercial Mortgage-Backed Security
(cost $58,891) 54,048
Mortgage-Backed Securities 0.9%
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,272,464 1,267,063
Pool# 773298
4.63%, 4/1/2035(b) 218,406 216,938
Pool# 745769
5.51%, 7/1/2036(b) 76,764 76,460
Total Mortgage-Backed Securities
(cost $1,581,437)
1,560,461
U.S. Government Agency Securities 4.0%
FFCB, 3.25%, 7/28/2032 5,000,000 4,651,382
FHLB, 5.37%, 9/9/2024 2,615,000 2,620,880
Total U.S. Government Agency Securities
(cost $7,697,674)
7,272,262
U.S. Treasury Obligations 89.3%
U.S. Treasury Inflation Linked
Bonds
1.75%, 1/15/2028 (c) 4,800,000 7,028,664
3.63%, 4/15/2028 (c) 5,000,000 10,196,221
2.50%, 1/15/2029 (c) 2,500,000 3,715,198
3.88%, 4/15/2029 (c)(d) 3,300,000 6,820,651
0.63%, 2/15/2043 (c) 6,850,000 7,168,203
1.38%, 2/15/2044 (c) 7,500,000 8,852,205
0.75%, 2/15/2045 (c) 3,000,000 3,063,319
1.00%, 2/15/2046 (c) 2,125,000 2,252,585
0.88%, 2/15/2047 (c) 5,000,000 5,004,856
1.00%, 2/15/2048 (c) 1,500,000 1,501,293
1.00%, 2/15/2049 (c) 1,250,000 1,221,829
0.25%, 2/15/2050 (c) 2,000,000 1,543,863
U.S. Treasury Inflation Linked
Notes
0.13%, 4/15/2025 (c) 4,000,000 4,611,344
0.63%, 1/15/2026 (c) 3,500,000 4,392,543
0.13%, 7/15/2026 (c)(d) 3,000,000 3,687,692
0.38%, 7/15/2027 (c) 10,250,000 12,299,264
1.63%, 10/15/2027 (c) 10,000,000 10,340,466
0.50%, 1/15/2028 (c) 10,500,000 12,441,147
0.88%, 1/15/2029 (c) 2,500,000 2,924,410
0.25%, 7/15/2029 (c) 4,000,000 4,469,264
0.13%, 1/15/2030 (c) 11,250,000 12,271,759
0.13%, 7/15/2030 (c) 5,000,000 5,456,363
0.13%, 1/15/2031 (c) 10,750,000 11,424,666
0.13%, 7/15/2031 (c) 8,000,000 8,214,573
0.63%, 7/15/2032 (c) 6,000,000 5,828,335

28 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Inflation-Protected Securities Fund
g
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
1.38%, 7/15/2033 (c) 4,000,000 3,939,780
Total U.S. Treasury Obligations
(cost $169,868,375)
160,670,493
Total Investments
(cost $187,273,590) — 98.6%
177,394,181
Other assets in excess of
liabilities — 1.4% 2,546,230
NET ASSETS — 100.0%
$ 179,940,411
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2024
was $7,127,494 which represents 3.96% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2024.
(c) Principal amounts are not adjusted for inflation.
(d) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $5,754,556, which was collateralized
by $5,878,820 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 6.00%, and
maturity dates ranging from 7/31/2024 – 8/15/2053.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of January 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 20 3/2024 USD 2,167,813 733
Total long contracts 733
Short Contracts
U.S. Treasury Long Bond (30) 3/2024 USD (3,670,313) (99,447)
Total short contracts (99,447)
Net contracts (98,714)
As of January 31, 2024, the Fund had $118,580 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Inflation-Protected Securities Fund - January 31, 2024 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

30 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Inflation-Protected Securities Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 6,399,765 $ – $ 6,399,765
Collateralized Mortgage Obligations – 1,437,152 – 1,437,152
Commercial Mortgage-Backed Security – 54,048 – 54,048
Futures Contracts 733 – – 733
Mortgage-Backed Securities – 1,560,461 – 1,560,461
U.S. Government Agency Securities – 7,272,262 – 7,272,262
U.S. Treasury Obligations – 160,670,493 – 160,670,493
Total Assets $ 733 $ 177,394,181 $ – $ 177,394,914
Liabilities:
Futures Contracts $ (99,447) $ – $ – $ (99,447)
Total Liabilities $ (99,447) $ – $ – $ (99,447)
Total $ (98,714) $ 177,394,181 $ – $ 177,295,467

Nationwide Inflation-Protected Securities Fund - January 31, 2024 (Unaudited) - Statement of Investments - 31
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2024:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 733
Total $ 733
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (99,447)
Total $ (99,447)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

32 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities 8.9%
Principal
Amount ($) Value ($)
Automobiles 7.1%
American Credit Acceptance
Receivables Trust
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 290,000 294,551
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 130,000 131,667
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 500,000 506,204
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 735,000 744,801
AmeriCredit Automobile
Receivables Trust
Series 2021-2, Class B,
0.69%, 1/19/2027 655,000 635,336
Series 2021-3, Class C,
1.41%, 8/18/2027 830,000 772,574
Series 2022-2, Class A3,
4.38%, 4/18/2028 520,000 515,557
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 1,625,000 1,639,303
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 700,000 708,734
Bridgecrest Lending Auto
Securitization Trust, Series
2023-1, Class A3, 6.51%,
11/15/2027 1,000,000 1,011,079
Carmax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 895,000 897,311
Series 2023-3, Class A3,
5.28%, 5/15/2028 215,000 217,034
Carvana Auto Receivables
Trust
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 403,140 404,216
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 1,425,000 1,434,836
Series 2021-N4, Class C,
1.72%, 9/11/2028 111,627 105,567
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 618,162 619,893
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 235,000 235,978
Credit Acceptance Auto Loan
Trust
Series 2020-3A, Class B,
1.77%, 12/17/2029(a) 128,185 127,948
Series 2021-2A, Class A,
0.96%, 2/15/2030(a) 27,902 27,843
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 1,360,000 1,373,732
Series 2023-1A, Class A,
6.48%, 3/15/2033(a) 550,000 558,595
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 100,000 102,332
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 160,323 158,584
DT Auto Owner Trust
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 690,000 668,055
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 1,015,000 1,022,477
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 590,000 587,476
Enterprise Fleet Financing
LLC
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 213,055 211,193
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 565,000 566,798
Series 2024-1, Class A3,
5.16%, 9/20/2030(a) 240,000 240,944
Exeter Automobile
Receivables Trust
Series 2022-5A, Class B,
5.97%, 3/15/2027 1,115,000 1,114,504
Series 2023-1A, Class B,
5.72%, 4/15/2027 590,000 589,757
Series 2023-2A, Class B,
5.61%, 9/15/2027 495,000 494,500
Flagship Credit Auto Trust
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 78,692 77,279
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 329,454 325,613
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 785,000 792,714
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 650,000 652,565
Ford Credit Auto Owner Trust
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 1,865,079
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 910,492
Foursight Capital Automobile
Receivables Trust
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 458,307 451,088
Series 2022-2, Class A3,
4.59%, 6/15/2027(a) 525,000 520,022
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 450,000 453,569
GLS Auto Receivables
Issuer Trust, Series
2021-4A, Class B, 1.53%,
4/15/2026(a) 738,664 733,142
GM Financial Automobile
Leasing Trust, Series
2023-2, Class A3, 5.05%,
7/20/2026 360,000 360,076
Hertz Vehicle Financing III
LLC, Series 2023-3A, Class
A, 5.94%, 2/25/2028(a) 845,000 861,483

Nationwide Loomis Core Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 33
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
LAD Auto Receivables Trust,
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 260,000 265,852
Navistar Financial Dealer
Note Master Owner Trust
II, Series 2023-1, Class A,
6.18%, 8/25/2028(a) 295,000 298,270
Prestige Auto Receivables
Trust
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 680,000 645,966
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 495,000 493,758
Santander Drive Auto
Receivables Trust
Series 2022-4, Class B,
4.42%, 11/15/2027 850,000 838,403
Series 2023-4, Class B,
5.77%, 12/15/2028 435,000 441,189
Series 2023-5, Class B,
6.16%, 12/17/2029 670,000 688,577
Series 2023-1, Class C,
5.09%, 5/15/2030 185,000 183,850
Series 2023-3, Class C,
5.77%, 11/15/2030 210,000 213,471
SBNA Auto Lease Trust,
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 350,000 350,795
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A3, 5.47%,
10/20/2028(a) 555,000 561,561
United Auto Credit
Securitization Trust, Series
2022-2, Class C, 5.81%,
5/10/2027(a) 490,000 487,674
Westlake Automobile
Receivables Trust, Series
2023-3A, Class C, 6.02%,
9/15/2028(a) 820,000 825,865
Wheels Fleet Lease Funding 1
LLC, Series 2023-1A, Class
A, 5.80%, 4/18/2038(a) 1,025,000 1,027,933
World Omni Automobile Lease
Securitization Trust, Series
2023-A, Class A3, 5.07%,
9/15/2026 490,000 490,059
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 595,000 569,544
35,105,268
Equipment Loans & Leases 0.7%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 235,000 237,038
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 835,000 850,210
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 835,000 837,628
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 385,000 388,049
SCF Equipment Leasing LLC
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 527,918 518,212
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 455,000 458,491
3,289,628
Other 1.0%
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 428,695 384,571
BHG Securitization Trust,
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 91,238 90,737
Frontier Issuer LLC, Series
2023-1, Class A2, 6.60%,
8/20/2053(a) 810,000 815,506
Hilton Grand Vacations Trust,
Series 2022-2A, Class C,
5.57%, 1/25/2037(a) 67,247 65,693
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,192,020
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 1,425,000 1,388,699
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 881,175 860,604
4,797,830
Student Loan 0.1%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 209,862 195,821
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 166,793 153,166
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 222,048 205,403
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 79,957 72,303
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 94,345 92,040
718,733
Total Asset-Backed Securities
(cost $44,272,633)
43,911,459

34 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Collateralized Mortgage Obligations 5.4%
Principal
Amount ($) Value ($)
FHLMC REMICS
Series 5065, Class HI, IO,
4.86%, 4/15/2042(b) 1,694,667 281,636
Series 5115, Class FD,
4.00%, 8/15/2043(b) 1,888,595 1,783,454
Series 5065, Class EI, IO,
5.40%, 11/25/2044(b) 372,819 75,275
Series 5094, Class , IO,
1.49%, 12/15/2048(b) 845,262 61,296
Series 5214, Class BI, IO,
0.89%, 4/25/2052(b) 112,709 4,365
Series 5214, Class BY,
3.00%, 4/25/2052 45,000 36,394
FNMA REMICS
Series 2004-29, Class PS,
IO, 2.14%, 5/25/2034(b) 956,135 109,364
Series 2016-32, Class SA,
IO, 0.64%, 10/25/2034(b) 4,346,775 346,854
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 2,849,659 338,821
Series 2010-57, Class SA,
IO, 0.99%, 6/25/2040(b) 1,301,963 124,017
Series 2010-63, Class SA,
IO, 1.04%, 6/25/2040(b) 1,124,341 103,465
Series 2010-118, Class SN,
IO, 1.14%, 10/25/2040(b) 5,737,461 739,940
Series 2013-18, Class FB,
5.81%, 10/25/2041(b) 29,738 29,713
Series 2013-117, Class Z,
3.50%, 11/25/2043 5,780,272 5,275,592
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 278,442 40,567
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 213,605 30,476
Series 2021-24, Class , IO,
1.13%, 3/25/2059(b) 3,664,346 228,519
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,899,737 4,154,803
Series 2020-34, Class , IO,
5.00%, 12/20/2039 2,003,751 386,724
Series 2019-21, Class , IO,
4.50%, 2/20/2049 3,660,170 555,371
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 444,622 30,228
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 150,339 14,787
Series 2012-H20, Class PT,
6.23%, 7/20/2062(b) 202,470 201,785
Series 2018-H02, Class ZJ,
4.41%, 10/20/2064(b) 586,127 575,897
Series 2017-H12, Class EZ,
5.38%, 6/20/2066(b) 165,922 165,402
Series 2017-H13, Class JZ,
5.07%, 5/20/2067(b) 120,637 121,330
Series 2017-H22, Class FD,
5.66%, 11/20/2067(b) 18,324 18,058
Series 2017-H25, Class FD,
5.61%, 12/20/2067(b) 37,340 36,667
Series 2021-H08, Class IA,
IO, 0.01%, 1/20/2068(b) 548,985 4,212
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-H01, Class FT,
5.86%, 10/20/2068(b) 1,677,764 1,672,893
Series 2019-H07, Class BZ,
4.26%, 1/20/2069(b) 4,539,647 4,296,896
Series 2019-H05, Class FT,
5.59%, 4/20/2069(b) 1,039,447 1,038,914
Series 2019-H13, Class FT,
5.61%, 8/20/2069(b) 133,348 133,149
Series 2019-H18, Class DF,
5.86%, 10/20/2069(b) 273,396 270,153
Series 2021-H03, Class ,
IO, 0.00%, 4/20/2070(b) 4,455,180 28,419
Series 2022-H09, Class GF,
6.05%, 4/20/2072(b) 2,269,675 2,239,400
Series 2022-H22, Class FE,
6.39%, 9/20/2072(b) 824,213 823,493
Total Collateralized Mortgage Obligations
(cost $27,134,288)
26,378,329
Commercial Mortgage-Backed Securities 5.9%
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 905,802
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,774,844
Series 2022-BNK40, Class
A4, 3.51%, 3/15/2064(b) 790,000 715,744
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,257,419
BANK5, Series 2023-
5YR4, Class A3, 6.50%,
12/15/2056 270,000 287,407
BBCMS Mortgage Trust
Series 2020-BID, Class A,
7.59%, 10/15/2037(a)(b) 1,095,000 1,089,525
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,258,086
Benchmark Mortgage Trust,
Series 2021-B31, Class A5,
2.67%, 12/15/2054 1,190,000 1,014,624
BPR Trust
Series 2022-OANA, Class
A, 7.23%, 4/15/2037(a)(b) 605,000 604,240
Series 2021-NRD, Class A,
6.86%, 12/15/2038(a)(b) 815,000 766,036
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 821,429
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 82,151 7 4,700
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 676,932
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 300,818

Nationwide Loomis Core Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 35
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,030,000 932,330
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 390,000 404,908
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.71%, 1/25/2030(b) 481,489 36,887
Series K142, Class X1, IO,
0.40%, 3/25/2032(b) 5,765,723 118,844
Series K147, Class X1, IO,
0.49%, 6/25/2032(b) 3,867,896 103,820
Series K149, Class X1, IO,
0.40%, 8/25/2032(b) 6,246,315 133,236
Series K-150, Class X1, IO,
0.45%, 9/25/2032(b) 5,428,288 133,097
Series K157, Class X1, IO,
0.16%, 8/25/2033(b) 9,015,015 38,328
Series K-1513, Class X1,
IO, 0.99%, 8/25/2034(b) 962,941 56,180
Series K-1521, Class X1,
IO, 1.09%, 8/25/2036(b) 2,795,64 8 225,838
Series K146, Class X1, IO,
0.35%, 6/25/2054(b) 5,007,785 90,884
Series K143, Class X1, IO,
0.45%, 4/25/2055(b) 2,601,199 62,837
Series K145, Class X1, IO,
0.43%, 6/25/2055(b) 1,477,032 34,133
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 1.90%, 6/25/2028(b) 688,630 32,737
Series 2020-M37, Class X,
IO, 1.12%, 4/25/2032(b) 1,198,781 57,420
Series 2020-M43, Class X1,
IO, 2.02%, 8/25/2034(b) 4,952,067 354,241
Series 2020-M36, Class X1,
IO, 1.55%, 9/25/2034(b) 871,098 43,338
GNMA REMICS
Series 2018-82, Class , IO,
0.48%, 5/16/2058(b) 10,028,954 311,821
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 804,577 45,902
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,800,282 161,319
Series 2021-20, Class , IO,
1.15%, 8/16/2062(b) 2,737,367 215,371
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,682,374 172,034
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,474,497 15 1,524
Series 2020-128, Class , IO,
0.91%, 10/16/2062(b) 1,411,932 89,113
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,177,702 132,442
Series 2021-12, Class , IO,
0.95%, 3/16/2063(b) 2,973,999 194,034
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,300,192 177,635
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-144, Class , IO,
0.83%, 4/16/2063(b) 3,878,449 232,945
Series 2021-106, Class , IO,
0.86%, 4/16/2063(b) 2,991,212 195,575
Series 2021-151, Class , IO,
0.92%, 4/16/2063(b) 3,439,205 232,159
Series 2021-132, Class BI,
IO, 0.92%, 4/16/2063(b) 3,914,502 260,182
Series 2021-186, Class , IO,
0.76%, 5/16/2063(b) 4,041,220 232,302
Series 2021-10, Class , IO,
0.99%, 5/16/2063(b) 671,969 45,894
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,778,869 248,876
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,620,994 212,253
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 2,044,874 128,135
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,467,662 147,649
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.67%, 3/5/2033(a)(b) 410,000 313,342
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 1,035,000 757,182
GS Mortgage Securities Trust,
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 370,558
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,854,616
Med Trust, Series 2021-
MDLN, Class A, 6.40%,
11/15/2038(a)(b) 1,000,200 990,198
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/15/2040(a) 755,000 763,321
SPGN Mortgage Trust, Series
2022-TFLM, Class A,
6.88%, 2/15/2039(a)(b) 1,495,000 1,464,981
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 8.50%,
11/15/2027(a)(b) 599,090 438,084
Wells Fargo Commercial
Mortgage Trust
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,848,687
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,319,042
WFRBS Commercial
Mortgage Trust, Series
2014-C19, Class A5, 4.10%,
3/15/2047 1,152,108 1,148,928
Total Commercial Mortgage-Backed
Securities
(cost $32,001,866) 29,262,768

36 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds 33.3%
Principal
Amount ($) Value ($)
Aerospace & Defense 0.4%
Northrop Grumman Corp. ,
4.90%, 6/1/2034 1,205,000 1,212,197
RTX Corp. ,
6.40%, 3/15/2054 560,000 644,914
1,857,111
Automobile Components 0.3%
Aptiv plc ,
3.10%, 12/1/2051 510,000 332,440
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 1,015,133
1,347,573
Automobiles 0.7%
Kia Corp. ,
1.00%, 4/16/2024(a) 400,000 396,229
Mercedes-Benz Finance North
America LLC ,
5.10%, 8/3/2028(a) 640,000 650,982
5.00%, 1/11/2034(a) 935,000 934,494
Nissan Motor Acceptance Co.
LLC ,
7.05%, 9/15/2028(a)(c) 375,000 393,525
Volkswagen Group of America
Finance LLC ,
6.45%, 11/16/2030(a) 1,140,000 1,215,648
3,590,878
Banks 8.3%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d) 500,000 511,256
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(d) 690,000 712,107
(SOFR + 2.33%), 6.61%,
9/13/2029(a)(d) 205,000 215,364
ANZ New Zealand
International Ltd. ,
5.36%, 8/14/2028(a) 700,000 714,993
ANZ New Zealand Int'l Ltd. ,
2.17%, 2/18/2025(a) 890,000 863,789
ASB Bank Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.25%),
5.28%, 6/17/2032(a)(d) 405,000 400,079
Banco Santander SA ,
6.94%, 11/7/2033 800,000 886,674
Bank of America Corp. ,
(SOFR + 1.91%), 5.29%,
4/25/2034(d) 400,000 402,457
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 1,095,000 1,115,093
Bank of America NA ,
5.53%, 8/18/2026 1,010,000 1,029,941
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(d) 510,000 515,303
Bank of Montreal ,
5.72%, 9/25/2028(c) 1,005,000 1,043,040
BNP Paribas SA ,
(SOFR + 1.52%), 5.18%,
1/9/2030(a)(d) 2,455,000 2,469,764
CaixaBank SA ,
(SOFR + 2.77%), 6.84%,
9/13/2034(a)(d) 355,000 377,589
Canadian Imperial Bank of
Commerce ,
6.09%, 10/3/2033 920,000 976,901
Citibank NA ,
5.49%, 12/4/2026 2,340,000 2,384,597
Citigroup, Inc. ,
(SOFR + 2.66%), 6.17%,
5/25/2034(d) 615,000 637,910
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(d) 485,000 488,369
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(d) 780,000 738,186
Comerica, Inc. ,
(SOFR + 2.16%), 5.98%,
1/30/2030(d) 590,000 588,231
Cooperatieve Rabobank UA ,
4.80%, 1/9/2029 1,205,000 1,212,963
Credit Agricole SA ,
(SOFR + 1.86%), 6.32%,
10/3/2029(a)(d) 1,060,000 1,105,372
(SOFR + 1.69%), 5.34%,
1/10/2030(a)(d) 580,000 582,465
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.98%, 9/10/2025(a)(d) 955,000 927,369
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(d) 270,000 274,677
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(d) 1,115,000 1,039,690
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a) 400,000 410,294
Fifth Third Bancorp ,
(SOFR + 2.34%), 6.34%,
7/27/2029(d) 580,000 603,843
HSBC Holdings plc ,
(SOFR + 1.57%), 5.89%,
8/14/2027(d) 565,000 573,039

Nationwide Loomis Core Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC USA, Inc. ,
5.63%, 3/17/2025 925,000 930,777
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d) 475,000 490,942
Huntington National Bank
(The) ,
5.65%, 1/10/2030 475,000 481,663
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.90%),
7.78%, 6/20/2054(a)(d) 650,000 666,062
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 5.35%,
6/1/2034(d) 515,000 523,596
(SOFR + 1.81%), 6.25%,
10/23/2034(d) 630,000 682,750
KeyBank NA ,
5.85%, 11/15/2027 690,000 691,718
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
5.68%, 1/5/2035(d) 645,000 653,688
Morgan Stanley Bank NA ,
5.88%, 10/30/2026 965,000 992,270
National Bank of Canada ,
(SOFR + 1.01%), 3.75%,
6/9/2025(d) 1,185,000 1,176,511
5.60%, 12/18/2028(c) 410,000 419,927
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.84%), 5.58%,
6/12/2029(d) 965,000 985,056
Royal Bank of Canada ,
5.20%, 8/1/2028 455,000 463,555
5.15%, 2/1/2034 775,000 776,777
Santander Holdings USA, Inc. ,
(SOFR + 2.50%), 6.17%,
1/9/2030(d) 1,225,000 1,232,014
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.95%),
7.13%, 1/19/2055(a)(d) 670,000 667,130
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
7.02%, 2/8/2030(a)(d) 1,035,000 1,094,625
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.10%),
6.10%, 1/11/2035(a)(d) 590,000 602,434
Swedbank AB ,
6.14%, 9/12/2026(a) 1,015,000 1,036,069
Toronto-Dominion Bank (The) ,
5.52%, 7/17/2028 360,000 370,239
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 590,000 637,179
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 420,000 408,873
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(d) 1,090,000 1,032,600
40,817,810
Beverages 0.3%
Coca-Cola Europacific
Partners plc ,
0.80%, 5/3/2024(a) 1,345,000 1,328,693
Broadline Retail 0.1%
Prosus NV ,
4.99%, 1/19/2052(a) 665,000 488,894
Capital Markets 4.4%
Ameriprise Financial, Inc. ,
5.70%, 12/15/2028 385,000 403,183
Ares Capital Corp. ,
4.25%, 3/1/2025 45,000 44,181
7.00%, 1/15/2027 545,000 559,239
5.88%, 3/1/2029 995,000 986,152
Ares Finance Co. IV LLC ,
3.65%, 2/1/2052(a) 300,000 211,203
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 880,000 798,631
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(d) 805,000 806,392
Barings BDC, Inc. ,
3.30%, 11/23/2026 335,000 310,238
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026(c) 540,000 490,275
7.30%, 11/27/2028(a) 435,000 453,804
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 715,000 627,700
Blue Owl Capital Corp. ,
3.75%, 7/22/2025(c) 120,000 115,934
4.25%, 1/15/2026 415,000 401,166
5.95%, 3/15/2029 620,000 615,607
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026(a) 305,000 315,814
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028(a) 715,000 749,920
6.65%, 3/15/2031(a) 270,000 267,721
Blue Owl Finance LLC ,
4.38%, 2/15/2032(a) 290,000 257,576
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 760,000 727,040
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 445,000 459,951

38 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Credit Suisse AG ,
5.00%, 7/9/2027 415,000 415,225
FS KKR Capital Corp. ,
3.13%, 10/12/2028 405,000 356,493
7.88%, 1/15/2029 345,000 366,085
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.08%), 5.80%,
8/10/2026(c)(d) 2,070,000 2,089,457
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 695,000 634,014
6.00%, 7/15/2029 420,000 415,020
Hercules Capital, Inc. ,
3.38%, 1/20/2027 865,000 789,173
HPS Corporate Lending Fund ,
6.75%, 1/30/2029(a) 440,000 441,733
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 670,000 692,532
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 4,000,000 4,000
Macquarie Group Ltd. ,
(SOFR + 2.30%), 6.26%,
12/7/2034(a)(d) 905,000 950,724
Main Street Capital Corp. ,
3.00%, 7/14/2026 515,000 474,964
Morgan Stanley ,
(SOFR + 1.73%), 5.47%,
1/18/2035(d) 1,185,000 1,209,295
Morgan Stanley Direct
Lending Fund ,
4.50%, 2/11/2027 430,000 415,307
New Mountain Finance Corp. ,
6.88%, 2/1/2029 245,000 244,583
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c)
(d) 435,000 405,166
Sixth Street Specialty Lending,
Inc. ,
6.13%, 3/1/2029 415,000 414,399
State Street Corp. ,
5.27%, 8/3/2026 325,000 328,840
(SOFR + 1.48%), 5.68%,
11/21/2029(d) 1,150,000 1,189,232
21,437,969
Chemicals 0.2%
Cabot Corp. ,
4.00%, 7/1/2029 415,000 392,952
FMC Corp. ,
6.38%, 5/18/2053 540,000 550,983
943,935
Commercial Services & Supplies 0.4%
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 795,859
6.32%, 12/4/2028(a) 880,000 914,483
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Republic Services, Inc. ,
5.00%, 12/15/2033 460,000 464,240
2,174,582
Consumer Finance 3.2%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 855,000 854,076
Ally Financial, Inc. ,
(SOFR + 2.82%), 6.85%,
1/3/2030(d) 635,000 655,550
American Express Co. ,
(SOFR + 1.94%), 6.49%,
10/30/2031(d) 355,000 384,597
American Honda Finance
Corp. ,
5.65%, 11/15/2028(c) 495,000 517,344
5.85%, 10/4/2030 715,000 762,977
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 575,000 568,615
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(d) 685,000 713,852
(SOFR + 2.64%), 6.31%,
6/8/2029(d) 1,005,000 1,036,059
(SOFR + 1.91%), 5.70%,
2/1/2030(d) 585,000 590,700
Discover Financial Services ,
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(d) 600,000 669,036
Ford Motor Credit Co. LLC ,
6.80%, 11/7/2028 1,060,000 1,107,297
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 520,000 527,571
6.10%, 1/7/2034 1,665,000 1,716,604
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 105,000 101,536
6.50%, 3/10/2028(a) 945,000 974,863
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 410,000 394,119
John Deere Capital Corp. ,
4.50%, 1/16/2029 1,270,000 1,271,238
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 765,026
Synchrony Financial ,
4.88%, 6/13/2025 165,000 162,698
Toyota Motor Credit Corp. ,
4.65%, 1/5/2029 650,000 652,694
5.55%, 11/20/2030(c) 1,170,000 1,228,697
15,655,149
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 545,000 536,933

Nationwide Loomis Core Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Distributors 0.1%
LKQ Corp. ,
5.75%, 6/15/2028 510,000 520,432
Electric Utilities 2.0%
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 290,000 187,071
American Electric Power Co.,
Inc. ,
5.20%, 1/15/2029 1,100,000 1,116,780
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.88%, 2/15/2062(c)(d) 765,000 672,630
Edison International ,
4.70%, 8/15/2025 1,080,000 1,070,464
Entergy Corp. ,
0.90%, 9/15/2025 1,100,000 1,029,983
Eversource Energy ,
5.95%, 2/1/2029 765,000 795,622
Interstate Power and Light
Co. ,
3.10%, 11/30/2051 675,000 445,776
New England Power Co. ,
2.81%, 10/6/2050(a) 1,000,000 629,784
NextEra Energy Capital
Holdings, Inc. ,
5.25%, 3/15/2034 1,010,000 1,016,355
Southern California Edison
Co. ,
5.20%, 6/1/2034 1,210,000 1,219,147
Virginia Electric and Power
Co. ,
5.00%, 1/15/2034 490,000 488,113
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 1,165,000 1,155,574
9,827,299
Electronic Equipment, Instruments & Components 0.2%
CDW LLC ,
3.28%, 12/1/2028 665,000 607,136
Flex Ltd. ,
6.00%, 1/15/2028 585,000 603,332
1,210,468
Entertainment 0.1%
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028 685,000 690,117
Financial Services 1.5%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 1,220,000 1,108,769
Corebridge Financial, Inc. ,
5.75%, 1/15/2034 735,000 753,909
Global Payments, Inc. ,
1.50%, 11/15/2024(c) 860,000 833,245
JPMorgan Chase Bank NA ,
5.11%, 12/8/2026 2,380,000 2,410,427
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(d) 580,000 598,802
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
ORIX Corp. ,
3.25%, 12/4/2024 635,000 623,567
Synchrony Bank ,
5.40%, 8/22/2025 890,000 883,177
Western Union Co. (The) ,
1.35%, 3/15/2026 235,000 217,010
7,428,906
Food Products 0.4%
Bimbo Bakeries USA, Inc. ,
5.38%, 1/9/2036(a) 565,000 569,723
Cargill, Inc. ,
4.50%, 6/24/2026(a) 420,000 419,419
JBS USA LUX SA ,
7.25%, 11/15/2053(a) 660,000 717,798
Unilever Capital Corp. ,
5.00%, 12/8/2033(c) 355,000 364,381
2,071,321
Gas Utilities 0.1%
Southwest Gas Corp. ,
3.18%, 8/15/2051 780,000 504,961
Ground Transportation 0.1%
Penske Truck Leasing Co. LP ,
4.00%, 7/15/2025(a) 400,000 391,965
5.35%, 1/12/2027(a) 255,000 256,464
5.55%, 5/1/2028(a) 70,000 71,239
719,668
Health Care Equipment & Supplies 0.2%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(c) 1,050,000 1,050,642
Health Care Providers & Services 0.4%
CVS Health Corp. ,
5.88%, 6/1/2053 805,000 830,354
Humana, Inc. ,
5.75%, 12/1/2028 520,000 538,849
McKesson Corp. ,
1.30%, 8/15/2026 480,000 441,712
1,810,915
Health Care REITs 0.1%
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 400,633
Health Care Technology 0.1%
IQVIA, Inc. ,
5.70%, 5/15/2028(a) 430,000 437,910
Hotels, Restaurants & Leisure 0.2%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 319,000 321,562
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 505,000 516,535
838,097
Household Durables 0.1%
MDC Holdings, Inc. ,
3.97%, 8/6/2061 665,000 489,687

40 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 769,138
Insurance 3.5%
Arthur J Gallagher & Co. ,
3.05%, 3/9/2052 1,010,000 658,054
Athene Global Funding ,
2.50%, 3/24/2028(a) 420,000 376,293
Athene Holding Ltd. ,
5.88%, 1/15/2034 845,000 848,914
Brighthouse Financial Global
Funding ,
1.75%, 1/13/2025(a) 955,000 918,626
CNO Global Funding ,
2.65%, 1/6/2029(a) 990,000 857,943
Corebridge Global Funding ,
0.90%, 9/22/2025(a) 1,010,000 943,273
Equitable Financial Life Global
Funding ,
5.50%, 12/2/2025(a) 955,000 957,961
F&G Global Funding ,
5.15%, 7/7/2025(a) 880,000 868,152
2.00%, 9/20/2028(a) 525,000 446,525
GA Global Funding Trust ,
2.25%, 1/6/2027(a) 1,135,000 1,038,196
5.50%, 1/8/2029(a) 155,000 155,934
Great-West Lifeco US Finance
2020 LP ,
0.90%, 8/12/2025(a) 1,225,000 1,151,214
Hill City Funding Trust ,
4.05%, 8/15/2041(a) 670,000 497,340
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 915,000 883,988
3.88%, 6/11/2025(a) 195,000 190,245
MetLife, Inc. ,
5.38%, 7/15/2033 645,000 666,728
New York Life Global Funding ,
5.00%, 1/9/2034(a) 1,165,000 1,167,999
Northwestern Mutual Global
Funding ,
4.90%, 6/12/2028(a) 1,095,000 1,099,341
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 261,640
Reliance Standard Life Global
Funding II ,
2.75%, 5/7/2025(a)(c) 1,270,000 1,226,254
RGA Global Funding ,
2.70%, 1/18/2029(a) 735,000 651,708
5.50%, 1/11/2031(a) 765,000 767,379
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a)(c) 560,000 491,209
17,124,916
IT Services 0.2%
DXC Technology Co. ,
2.38%, 9/15/2028 1,160,000 1,013,094
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc. ,
5.00%, 1/31/2029 745,000 762,182
Machinery 0.3%
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 575,000 565,815
5.50%, 1/12/2029 635,000 653,027
Daimler Truck Finance North
America LLC ,
5.40%, 9/20/2028(a) 420,000 429,541
1,648,383
Media 0.3%
Fox Corp. ,
6.50%, 10/13/2033 1,375,000 1,482,943
Metals & Mining 0.1%
Northern Star Resources Ltd. ,
6.13%, 4/11/2033(a) 490,000 499,417
Multi-Utilities 0.4%
Ameren Corp. ,
5.00%, 1/15/2029 620,000 623,536
National Grid plc ,
5.42%, 1/11/2034 1,070,000 1,071,641
Sempra ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.87%),
4.13%, 4/1/2052(d) 470,000 413,788
2,108,965
Office REITs 0.2%
Hudson Pacific Properties LP ,
5.95%, 2/15/2028 570,000 539,841
Piedmont Operating
Partnership LP ,
3.15%, 8/15/2030 370,000 285,318
825,159
Oil, Gas & Consumable Fuels 0.8%
BP Capital Markets America,
Inc. ,
4.99%, 4/10/2034 1,180,000 1,188,017
Enbridge, Inc. ,
5.70%, 3/8/2033(c) 575,000 593,193
Enterprise Products Operating
LLC ,
4.85%, 1/31/2034(c) 1,255,000 1,255,755
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 785,000 790,424
3,827,389
Pharmaceuticals 0.4%
Bayer US Finance LLC ,
6.50%, 11/21/2033(a) 1,150,000 1,171,791
Bristol-Myers Squibb Co. ,
6.25%, 11/15/2053 790,000 893,990
2,065,781

Nationwide Loomis Core Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services 0.2%
Equifax, Inc. ,
5.10%, 6/1/2028 825,000 834,650
Retail REITs 0.3%
Realty Income Corp. ,
5.13%, 2/15/2034 1,690,000 1,677,987
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 730,000 702,681
KLA Corp. ,
4.70%, 2/1/2034 375,000 373,647
Microchip Technology, Inc. ,
0.97%, 2/15/2024 240,000 239,558
Micron Technology, Inc. ,
6.75%, 11/1/2029 445,000 480,439
Qorvo, Inc. ,
1.75%, 12/15/2024 320,000 308,630
2,104,955
Specialized REITs 0.1%
Crown Castle, Inc. ,
5.80%, 3/1/2034 575,000 592,562
Specialty Retail 0.6%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 784,529
4.50%, 10/1/2025 675,000 665,623
AutoZone, Inc. ,
6.25%, 11/1/2028(c) 300,000 318,557
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 710,000 514,152
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 445,000 456,006
2,738,867
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise
Co. ,
5.25%, 7/1/2028(c) 695,000 706,295
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 511,229
1,217,524
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. ,
7.85%, 11/27/2033 430,000 459,557
Tobacco 0.2%
BAT Capital Corp. ,
7.08%, 8/2/2053 515,000 546,509
Philip Morris International,
Inc. ,
5.13%, 2/15/2030 535,000 543,815
1,090,324
Trading Companies & Distributors 0.6%
Air Lease Corp. ,
5.10%, 3/1/2029 1,215,000 1,208,532
Aircastle Ltd. ,
2.85%, 1/26/2028(a)(c) 885,000 793,104
6.50%, 7/18/2028(a) 155,000 158,774
5.95%, 2/15/2029(a) 285,000 285,005
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
GATX Corp. ,
6.90%, 5/1/2034 430,000 475,478
2,920,893
Total Corporate Bonds
(cost $169,513,313)
163,945,269
Mortgage-Backed Securities 17.6%
FHLMC UMBS Pool
Pool# SD8200
2.50%, 3/1/2052 2,034,892 1,715,080
Pool# SD8205
2.50%, 4/1/2052 14,857,573 12,519,766
Pool# QE0012
2.50%, 4/1/2052 1,729,333 1,456,100
Pool# QE0764
3.00%, 4/1/2052 5,128,945 4,489,191
Pool# QE2352
2.50%, 5/1/2052 1,331,923 1,121,701
Pool# SD8219
2.50%, 6/1/2052 1,068,004 898,278
Pool# QE4044
2.50%, 6/1/2052 579,061 487,500
Pool# SD2088
3.50%, 6/1/2052 9,874,170 8,992,484
Pool# SD8234
2.50%, 8/1/2052 417,075 350,601
Pool# SD8271
2.50%, 10/1/2052 941,232 791,933
Pool# QF1212
4.00%, 10/1/2052 4,306,000 4,053,402
FNMA Pool
Pool# BS6952
5.34%, 10/1/2032 1,158,468 1,222,286
Pool# AN8477
3.40%, 2/1/2033 1,973,602 1,822,998
Pool# AN9700
3.67%, 7/1/2033 5,000,000 4,658,602
FNMA UMBS Pool
Pool# MA3209
3.00%, 12/1/2047 1,299,352 1,158,054
Pool# MA3275
3.00%, 2/1/2048 1,153,215 1,027,442
Pool# MA4562
2.00%, 3/1/2052 2,082,619 1,679,165
Pool# CB3496
3.00%, 5/1/2052 5,392,131 4,722,368
Pool# MA4623
2.50%, 6/1/2052 600,823 505,406
Pool# BU8730
2.50%, 6/1/2052 346,277 291,619
Pool# FS5493
2.50%, 7/1/2052 4,031,312 3,398,926
Pool# MA4652
2.50%, 7/1/2052 388,262 326,916
Pool# MA4653
3.00%, 7/1/2052 5,158,541 4,518,077
Pool# MA4743
2.50%, 8/1/2052 373,004 313,851

42 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS3497
3.50%, 8/1/2052 5,012,723 4,562,274
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
5.50%, 3/25/2054 2,100,000 2,105,896
6.00%, 3/25/2054 1,000,000 1,013,379
GNMA I Pool
Pool# 442138
8.00%, 11/15/2026 5,934 6,028
Pool# 399109
7.50%, 2/15/2027 2,478 2,485
Pool# 445661
7.50%, 7/15/2027 1,536 1,541
Pool# 443887
7.50%, 8/15/2027 2,637 2,645
Pool# 455381
7.50%, 8/15/2027 1,473 1,482
Pool# 450591
7.50%, 8/15/2027 216 217
Pool# 453295
7.50%, 8/15/2027 100 100
Pool# 446699
6.00%, 8/15/2028 3,731 3,838
Pool# 482748
6.00%, 9/15/2028 19,475 20,106
Pool# 781029
6.50%, 5/15/2029 28,610 29,595
GNMA II Pool
Pool# MA8043
3.00%, 5/20/2052 5,265,607 4,702,193
Pool# MA8098
3.00%, 6/20/2052 5,003,963 4,468,546
Pool# MA8192
4.00%, 8/20/2052 2,103,634 1,961,865
Pool# MA8260
4.00%, 9/20/2052 950,687 878,997
Pool# MA8261
4.50%, 9/20/2052 694,680 666,660
Pool# MA8418
4.50%, 11/20/2052 472,892 453,234
Pool# MA8801
5.50%, 4/20/2053 3,122,553 3,142,729
Total Mortgage-Backed Securities
(cost $88,501,422)
86,545,556
U.S. Treasury Obligations 26.1%
U.S. Treasury Bonds
3.38%, 8/15/2042 2,360,000 2,077,630
3.88%, 2/15/2043 2,670,000 2,513,450
3.88%, 5/15/2043 5,420,000 5,099,881
4.38%, 8/15/2043 10,030,000 10,102,091
4.75%, 11/15/2043 3,515,000 3,720,957
2.25%, 8/15/2049 11,385,000 7,735,574
3.00%, 8/15/2052 1,330,000 1,054,700
4.13%, 8/15/2053 (c) 7,495,000 7,369,693
4.75%, 11/15/2053 1,915,000 2,090,941
U.S. Treasury Notes
5.00%, 10/31/2025 14,765,000 14,932,837
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.88%, 11/30/2025 2,415,000 2,440,093
4.25%, 12/31/2025 7,275,000 7,275,568
4.00%, 6/30/2028 520,000 522,092
4.38%, 8/31/2028 3,980,000 4,060,377
4.63%, 9/30/2028 (c) 1,940,000 1,999,867
4.88%, 10/31/2028 46,865,000 48,842,117
3.75%, 12/31/2028 4,940,000 4,911,827
3.88%, 8/15/2033 525,000 521,883
4.50%, 11/15/2033 1,235,000 1,289,610
Total U.S. Treasury Obligations
(cost $129,034,926)
128,561,188
Short-Term Investment 0.1%
U.S. Treasury Obligation 0.1%
U.S. Treasury Bills, 5.29%,
4/11/2024(f) 400,000 395,943
Total Short-Term Investment
(cost $395,938)
395,943
Repurchase Agreements 1.0%
CF Secured, LLC
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $3,361,641,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$3,428,874. (g) 3,361,145 3,361,145
Santander US Capital
Markets
5.30%, dated 1/31/2024,
due 2/1/2024, repurchase
price $1,495,225,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.00%, maturing
2/6/2024 - 5/15/2053;
total market value
$1,525,129. (g) 1,495,00 5 1,495,005
Total Repurchase Agreements
(cost $4,856,150)
4,856,150
Total Investments
(cost $495,710,536) — 98.3%
483,856,662
Other assets in excess of
liabilities — 1.7% 8,474,947
NET ASSETS — 100.0%
$ 492,331,609

Nationwide Loomis Core Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 43
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2024
was $102,019,026 which represents 20.72% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2024.
(c) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $15,845,209, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,856,150 and by $11,433,029 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 2/29/2024 – 8/15/2053, a total value of
$16,289,179.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2024.
(e) Security in default.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $4,856,150.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

44 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
Futures contracts outstanding as of January 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 33 3/2024 USD 3,576,890 54,852
U.S. Treasury 10 Year Note 54 3/2024 USD 6,065,719 146,705
U.S. Treasury 10 Year Ultra Note 8 3/2024 USD 935,000 8,199
U.S. Treasury Long Bond 113 3/2024 USD 13,824,844 673,840
U.S. Treasury Ultra Bond 108 3/2024 USD 13,955,625 715,413
Net contracts 1,599,009
As of January 31, 2024, the Fund had $1,445,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Loomis Core Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 45
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

46 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis Core Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 43,911,459 $ – $ 43,911,459
Collateralized Mortgage Obligations – 26,378,329 – 26,378,329
Commercial Mortgage-Backed Securities – 29,262,768 – 29,262,768
Corporate Bonds – 163,945,269 – 163,945,269
Futures Contracts 1,599,009 – – 1,599,009
Mortgage-Backed Securities – 86,545,556 – 86,545,556
Repurchase Agreements – 4,856,150 – 4,856,150
Short-Term Investment – 395,943 – 395,943
U.S. Treasury Obligations – 128,561,188 – 128,561,188
Total $ 1,599,009 $ 483,856,662 $ – $ 485,455,671

Nationwide Loomis Core Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 47
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2024:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 1,599,009
Total $ 1,599,009
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

48 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities 24.1%
Principal
Amount ($) Value ($)
Automobiles 16.3%
Ally Auto Receivables Trust
Series 2022-3, Class A3,
5.07%, 4/15/2027 130,000 129,899
Series 2023-1, Class A3,
5.46%, 5/15/2028 215,000 217,503
American Credit Acceptance
Receivables Trust
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 205,000 208,217
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 85,000 86,090
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 345,000 349,281
AmeriCredit Automobile
Receivables Trust
Series 2021-3, Class C,
1.41%, 8/18/2027 265,000 246,665
Series 2022-2, Class A3,
4.38%, 4/18/2028 175,000 173,505
Avid Automobile Receivables
Trust, Series 2023-1, Class
A, 6.63%, 7/15/2026(a) 197,083 196,941
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 535,000 541,675
BMW Vehicle Lease Trust,
Series 2023-1, Class A3,
5.16%, 11/25/2025 80,000 79,873
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 145,000 146,544
Bridgecrest Lending Auto
Securitization Trust, Series
2023-1, Class A3, 6.51%,
11/15/2027 300,000 303,324
Capital One Prime Auto
Receivables Trust, Series
2023-1, Class A3, 4.87%,
2/15/2028 450,000 450,249
Carmax Auto Owner Trust
Series 2021-1, Class A3,
0.34%, 12/15/2025 47,703 46,906
Series 2023-2, Class A3,
5.05%, 1/18/2028 525,000 526,356
Series 2023-3, Class A3,
5.28%, 5/15/2028 145,000 146,371
Carvana Auto Receivables
Trust
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 25,000 25,173
Series 2021-N4, Class A1,
0.83%, 9/11/2028 60,584 60,073
Series 2021-N4, Class C,
1.72%, 9/11/2028 34,884 32,989
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 361,950 362,963
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 120,000 120,499
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Credit Acceptance Auto Loan
Trust
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 625,000 631,310
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 130,000 131,264
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 54,629 54,036
DT Auto Owner Trust
Series 2020-3A, Class C,
1.47%, 6/15/2026(a) 54,924 54,454
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 160,000 161,179
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 260,000 258,888
Enterprise Fleet Financing
LLC
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 102,854 101,955
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 210,000 210,678
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 380,000 381,210
Exeter Automobile
Receivables Trust
Series 2022-4A, Class A3,
4.33%, 2/17/2026 2,423 2,420
Series 2023-5A, Class A3,
6.32%, 3/15/2027 45,000 45,391
Series 2023-1A, Class B,
5.72%, 4/15/2027 365,000 364,850
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 435,000 441,168
First Investors Auto Owner
Trust, Series 2022-
1A, Class C, 3.13%,
5/15/2028(a) 350,000 335,474
Flagship Credit Auto Trust
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 115,309 113,965
Series 2023-1, Class A3,
5.01%, 8/16/2027(a) 215,000 214,357
Ford Credit Auto Owner Trust
Series 2020-C, Class A3,
0.41%, 7/15/2025 35,587 35,295
Series 2021-A, Class A3,
0.30%, 8/15/2025 93,528 92,386
Series 2023-A, Class A3,
4.65%, 2/15/2028 200,000 199,078
Series 2023-B, Class A3,
5.23%, 5/15/2028 270,000 272,491
Foursight Capital Automobile
Receivables Trust
Series 2022-2, Class A2,
4.49%, 3/16/2026(a) 82,701 82,553
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 147,957 145,627

Nationwide Loomis Short Term Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 49
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 310,000 312,459
GLS Auto Receivables
Issuer Trust, Series
2021-4A, Class B, 1.53%,
4/15/2026(a) 228,186 226,480
GM Financial Automobile
Leasing Trust
Series 2023-1, Class A3,
5.16%, 4/20/2026 335,000 334,665
Series 2023-2, Class A3,
5.05%, 7/20/2026 365,000 365,077
GM Financial Consumer
Automobile Receivables
Trust
Series 2022-2, Class A2,
2.52%, 5/16/2025 4,062 4,056
Series 2021-1, Class A3,
0.35%, 10/16/2025 31,803 31,423
Series 2023-1, Class A3,
4.66%, 2/16/2028 90,000 89,704
Series 2023-3, Class A3,
5.45%, 6/16/2028 160,000 162,198
Harley-Davidson Motorcycle
Trust
Series 2021-A, Class A3,
0.37%, 4/15/2026 53,277 52,631
Series 2023-B, Class A3,
5.69%, 8/15/2028 210,000 213,287
Series 2023-B, Class A4,
5.78%, 4/15/2031 170,000 175,030
Hertz Vehicle Financing III
LLC, Series 2023-3A, Class
A, 5.94%, 2/25/2028(a) 295,000 300,754
Honda Auto Receivables
Owner Trust
Series 2021-1, Class A3,
0.27%, 4/21/2025 37,624 37,264
Series 2023-1, Class A3,
5.04%, 4/21/2027 190,000 190,394
Series 2023-3, Class A3,
5.41%, 2/18/2028 430,000 435,177
Hyundai Auto Lease
Securitization Trust, Series
2024-A, Class A4, 5.07%,
2/15/2028(a) 140,000 140,470
Hyundai Auto Receivables
Trust, Series 2023-B, Class
A3, 5.48%, 4/17/2028 145,000 146,657
LAD Auto Receivables Trust
Series 2023-3A, Class A3,
6.12%, 9/15/2027(a) 475,000 479,071
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 90,000 92,026
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 595,000 600,687
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Navistar Financial Dealer
Note Master Owner Trust
II, Series 2023-1, Class A,
6.18%, 8/25/2028(a) 200,000 202,217
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 330,000 332,202
Nissan Auto Receivables
Owner Trust, Series
2023-A, Class A3, 4.91%,
11/15/2027 475,000 474,837
PenFed Auto Receivables
Owner Trust, Series
2022-A, Class A4, 4.18%,
12/15/2028(a) 120,000 118,519
Prestige Auto Receivables
Trust
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 215,000 204,239
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 500,000 498,746
Santander Drive Auto
Receivables Trust
Series 2023-4, Class B,
5.77%, 12/15/2028 270,000 273,841
Series 2023-5, Class B,
6.16%, 12/17/2029 460,000 472,755
Series 2023-1, Class C,
5.09%, 5/15/2030 115,000 114,285
Series 2023-3, Class C,
5.77%, 11/15/2030 135,000 137,231
SBNA Auto Lease Trust,
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 175,000 175,397
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A3, 5.47%,
10/20/2028(a) 530,000 536,266
Toyota Auto Receivables
Owner Trust, Series
2023-C, Class A3, 5.16%,
4/17/2028 150,000 151,118
Toyota Lease Owner Trust,
Series 2023-A, Class A3,
4.93%, 4/20/2026(a) 430,000 429,472
United Auto Credit
Securitization Trust, Series
2022-2, Class C, 5.81%,
5/10/2027(a) 230,000 228,908
VStrong Auto Receivables
Trust, Series 2023-A, Class
A3, 6.87%, 11/15/2027(a) 670,000 679,645
Westlake Automobile
Receivables Trust, Series
2023-3A, Class C, 6.02%,
9/15/2028(a) 560,000 564,005
Wheels Fleet Lease Funding 1
LLC, Series 2023-1A, Class
A, 5.80%, 4/18/2038(a) 680,000 681,946

50 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
World Omni Automobile Lease
Securitization Trust
Series 2022-A, Class A3,
3.21%, 2/18/2025 89,420 88,939
Series 2023-A, Class A3,
5.07%, 9/15/2026 330,000 330,040
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 190,000 181,871
20,047,114
Credit Card 0.8%
Mission Lane Credit Card
Master Trust, Series
2023-A, Class A, 7.23%,
7/17/2028(a) 105,000 105,956
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 125,000 127,248
World Financial Network
Credit Card Master Trust,
Series 2023-A, Class A,
5.02%, 3/15/2030 740,000 741,111
974,315
Equipment Loans & Leases 4.2%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 120,000 121,041
CCG Receivables Trust,
Series 2023-1, Class A2,
5.82%, 9/16/2030(a) 246,197 247,851
Daimler Trucks Retail Trust,
Series 2023-1, Class A4,
5.93%, 12/16/2030 400,000 408,816
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 630,000 641,476
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 840,000 842,644
DLLST LLC, Series 2024-
1A, Class A3, 5.05%,
8/20/2027(a) 65,000 65,007
GreatAmerica Leasing
Receivables, Series
2023-1, Class A3, 5.15%,
7/15/2027(a) 740,000 738,672
HPEFS Equipment Trust,
Series 2023-1A, Class A3,
5.41%, 2/22/2028(a) 745,000 747,870
John Deere Owner Trust,
Series 2023-A, Class A3,
5.01%, 11/15/2027 145,000 145,313
Kubota Credit Owner Trust,
Series 2023-1A, Class A2,
5.40%, 2/17/2026(a) 236,214 235,995
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 270,000 272,138
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
SCF Equipment Leasing LLC
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 343,760 337,440
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 315,000 317,417
5,121,680
Other 2.3%
ACHV ABS TRUST, Series
2023-3PL, Class A, 6.60%,
8/19/2030(a) 25,674 25,679
Affirm Asset Securitization
Trust
Series 2023-B, Class A,
6.82%, 9/15/2028(a) 245,000 250,718
Series 2023-X1, Class A,
7.11%, 11/15/2028(a) 130,480 130,863
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 137,464 123,315
BHG Securitization Trust
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 64,881 64,524
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 271,455 277,053
FREED ABS Trust, Series
2022-4FP, Class B, 7.58%,
12/18/2029(a) 169,945 170,461
Frontier Issuer LLC, Series
2023-1, Class A2, 6.60%,
8/20/2053(a) 275,000 276,869
Hilton Grand Vacations Trust,
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 179,317 182,499
Marlette Funding Trust
Series 2022-3A, Class A,
5.18%, 11/15/2032(a) 35,312 35,221
Series 2023-2A, Class A,
6.04%, 6/15/2033(a) 213,556 213,406
Series 2023-3A, Class A,
6.49%, 9/15/2033(a) 183,507 184,035
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 395,874
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 490,000 477,518
2,808,035
Student Loan 0.5%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 139,172 129,861
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 80,706 74,113

Nationwide Loomis Short Term Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 51
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 88,635 78,262
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 31,729 28,692
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 282,350 247,537
558,465
Total Asset-Backed Securities
(cost $29,528,876)
29,509,609
Collateralized Mortgage Obligations 0.5%
FHLMC REMICS
Series 3585, Class LA,
3.50%, 10/15/2024 357 355
Series 3721, Class PE,
3.50%, 9/15/2040 40,567 38,978
FNMA REMICS
Series 2012-100, Class WA,
1.50%, 9/25/2027 59,544 56,550
Series 2012-93, Class DP,
1.50%, 9/25/2027 50,200 47,768
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 2,997 2,948
Series 2011-39, Class NE,
3.50%, 9/16/2039 35,526 35,249
Series 2010-H22, Class FE,
5.81%, 5/20/2059(b) 10,828 10,763
Series 2011-H11, Class FA,
5.96%, 3/20/2061(b) 88,607 88,309
Series 2011-H23, Class HA,
3.00%, 12/20/2061 4,305 4,088
Series 2012-H18, Class NA,
5.98%, 8/20/2062(b) 27,150 27,025
Series 2016-H13, Class FT,
6.04%, 5/20/2066(b) 9,105 9,087
Series 2017-H25, Class FD,
5.61%, 12/20/2067(b) 28,636 28,120
Series 2019-H01, Class FJ,
5.76%, 9/20/2068(b) 20,740 20,697
Series 2019-H01, Class FT,
5.86%, 10/20/2068(b) 83,217 82,976
Series 2019-H13, Class FT,
5.61%, 8/20/2069(b) 108,449 108,287
Total Collateralized Mortgage Obligations
(cost $573,509)
561,200
Commercial Mortgage-Backed Securities 5.3%
AOA Mortgage Trust, Series
2021-1177, Class A, 6.32%,
10/15/2038(a)(b) 430,000 406,350
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 175,000 187,586
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 70,000 74,513
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
7.59%, 10/15/2037(a)(b) 425,000 422,875
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 320,000 330,936
BPR Trust
Series 2022-OANA, Class
A, 7.23%, 4/15/2037(a)(b) 200,000 199,749
Series 2021-NRD, Class A,
6.86%, 12/15/2038(a)(b) 350,000 328,972
Series 2022-SSP, Class A,
8.33%, 5/15/2039(a)(b) 455,000 457,426
CFCRE Commercial Mortgage
Trust REMICS, Series
2016-C7, Class A3, 3.84%,
12/10/2054 340,000 324,590
Citigroup Commercial
Mortgage Trust, Series
2021-PRM2, Class A,
6.40%, 10/15/2038(a)(b) 410,000 406,539
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 357,544
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 140,000 145,351
DROP Mortgage Trust, Series
2021-FILE, Class A, 6.60%,
10/15/2043(a)(b) 525,000 500,719
GS Mortgage Securities Corp.
II, Series 2023-SHIP, Class
A, 4.47%, 9/10/2038(a)(b) 215,000 209,793
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.67%, 3/5/2033(a)(b) 100,000 76,425
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 350,000 256,052
Hudsons Bay Simon JV Trust,
Series 2015-HB7, Class A7,
3.91%, 8/5/2034(a) 99,909 95,805
Med Trust, Series 2021-
MDLN, Class A, 6.40%,
11/15/2038(a)(b) 348,328 344,845
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 424,875 377,740
OPG Trust, Series 2021-
PORT, Class A, 5.93%,
10/15/2036(a)(b) 516,807 508,409
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/15/2040(a) 230,000 232,535

52 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 8.50%,
11/15/2027(a)(b) 307,641 224,962
Total Commercial Mortgage-Backed
Securities
(cost $6,807,318) 6,469,716
Corporate Bonds 47.3%
Aerospace & Defense 0.7%
Northrop Grumman Corp. ,
4.60%, 2/1/2029 425,000 425,791
RTX Corp. ,
5.75%, 11/8/2026 470,000 482,133
907,924
Automobiles 1.4%
Hyundai Capital America ,
5.95%, 9/21/2026(a) 480,000 489,422
Kia Corp. ,
2.38%, 2/14/2025(a) 520,000 504,889
Mercedes-Benz Finance North
America LLC ,
4.85%, 1/11/2029(a) 610,000 613,586
Nissan Motor Acceptance Co.
LLC ,
7.05%, 9/15/2028(a)(c) 125,000 131,175
1,739,072
Banks 10.7%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d) 400,000 409,005
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(d) 345,000 356,054
ANZ New Zealand Int'l Ltd. ,
2.17%, 2/18/2025(a) 300,000 291,165
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 215,000 216,920
Australia & New Zealand
Banking Group Ltd. ,
5.38%, 7/3/2025 430,000 433,483
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(d) 465,000 454,529
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 195,000 198,578
Bank of America NA ,
5.65%, 8/18/2025 450,000 455,445
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(d) 200,000 202,079
Bank of Montreal ,
5.27%, 12/11/2026 515,000 521,669
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
BNP Paribas SA ,
(SOFR + 1.52%), 5.18%,
1/9/2030(a)(d) 610,000 613,668
Citibank NA ,
5.49%, 12/4/2026 590,000 601,245
Citigroup, Inc. ,
(SOFR + 2.66%), 6.17%,
5/25/2034(d) 150,000 155,588
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(d) 305,000 307,119
Comerica, Inc. ,
(SOFR + 2.16%), 5.98%,
1/30/2030(d) 150,000 149,550
Cooperatieve Rabobank UA ,
4.80%, 1/9/2029 430,000 432,841
Credit Agricole SA ,
(SOFR + 1.69%), 5.34%,
1/10/2030(a)(d) 365,000 366,551
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(d) 330,000 335,716
Fifth Third Bancorp ,
(SOFR + 2.34%), 6.34%,
7/27/2029(d) 200,000 208,222
HSBC Holdings plc ,
(SOFR + 1.57%), 5.89%,
8/14/2027(d) 200,000 202,846
HSBC USA, Inc. ,
5.63%, 3/17/2025 370,000 372,311
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d) 230,000 237,719
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 280,000 286,770
JPMorgan Chase & Co. ,
(SOFR + 1.57%), 6.09%,
10/23/2029(d) 115,000 120,768
KeyBank NA ,
5.85%, 11/15/2027 415,000 416,033
National Australia Bank Ltd. ,
4.75%, 12/10/2025 610,000 610,918
National Bank of Canada ,
(SOFR + 1.01%), 3.75%,
6/9/2025(d) 350,000 347,493
NatWest Markets plc ,
1.60%, 9/29/2026(a)(c) 255,000 233,616
Royal Bank of Canada ,
5.20%, 7/20/2026 355,000 358,822
4.95%, 2/1/2029 425,000 428,252
Santander Holdings USA, Inc. ,
(SOFR + 2.50%), 6.17%,
1/9/2030(d) 305,000 306,746
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
5.63%, 1/19/2030(a)(d) 425,000 424,382

Nationwide Loomis Short Term Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
7.02%, 2/8/2030(a)(d) 205,000 216,810
Swedbank AB ,
6.14%, 9/12/2026(a) 285,000 290,916
Toronto-Dominion Bank (The) ,
5.26%, 12/11/2026 140,000 142,377
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 205,000 221,393
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(d) 455,000 431,039
Wells Fargo & Co. ,
(SOFR + 1.32%), 3.91%,
4/25/2026(d) 100,000 98,306
Wells Fargo Bank NA ,
5.25%, 12/11/2026 595,000 603,535
13,060,479
Beverages 0.3%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 395,000 390,090
Broadline Retail 0.3%
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 342,038
Capital Markets 4.3%
Ares Capital Corp. ,
7.00%, 1/15/2027 85,000 87,221
5.88%, 3/1/2029 245,000 242,821
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.60%), 6.32%,
10/25/2029(c)(d) 295,000 313,257
Barings BDC, Inc. ,
3.30%, 11/23/2026 105,000 97,239
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026 180,000 163,425
7.30%, 11/27/2028(a) 65,000 67,810
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 235,000 206,307
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 210,000 202,884
5.95%, 3/15/2029 100,000 99,291
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026(a) 95,000 98,368
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028(a) 175,000 183,547
6.65%, 3/15/2031(a) 90,000 89,240
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 190,000 181,760
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 110,000 113,696
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Credit Suisse AG ,
5.00%, 7/9/2027 350,000 350,190
FS KKR Capital Corp. ,
3.25%, 7/15/2027 135,000 123,914
7.88%, 1/15/2029 55,000 58,361
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.08%), 5.80%,
8/10/2026(d) 490,000 494,606
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 195,000 177,889
6.00%, 7/15/2029 95,000 93,873
Hercules Capital, Inc. ,
3.38%, 1/20/2027 255,000 232,646
HPS Corporate Lending Fund ,
6.75%, 1/30/2029(a) 110,000 110,433
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 230,000 237,735
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 500
Macquarie Group Ltd. ,
(SOFR + 2.30%), 6.26%,
12/7/2034(a)(d) 165,000 173,336
Main Street Capital Corp. ,
3.00%, 7/14/2026 130,000 119,894
Morgan Stanley ,
(SOFR + 1.45%), 5.17%,
1/16/2030(d) 425,000 428,656
Morgan Stanley Direct
Lending Fund ,
4.50%, 2/11/2027 70,000 67,608
New Mountain Finance Corp. ,
6.88%, 2/1/2029 60,000 59,898
Sixth Street Specialty Lending,
Inc. ,
6.13%, 3/1/2029 105,000 104,848
State Street Corp. ,
(SOFR + 1.48%), 5.68%,
11/21/2029(d) 295,000 305,064
5,286,317
Chemicals 1.0%
Celanese US Holdings LLC ,
6.17%, 7/15/2027 425,000 435,347
EIDP, Inc. ,
4.50%, 5/15/2026 470,000 468,657
Nutrien Ltd. ,
5.90%, 11/7/2024(c) 335,000 335,684
1,239,688
Commercial Services & Supplies 0.5%
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 215,000 209,950
6.32%, 12/4/2028(a) 210,000 218,229
GFL Environmental, Inc. ,
6.75%, 1/15/2031(a) 150,000 153,417
581,596

54 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance 3.9%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 280,000 279,698
Ally Financial, Inc. ,
7.10%, 11/15/2027 175,000 184,028
(SOFR + 2.82%), 6.85%,
1/3/2030(d) 75,000 77,427
American Express Co. ,
(SOFR + 1.94%), 6.49%,
10/30/2031(d) 90,000 97,503
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 342,949
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 205,000 202,724
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(d) 150,000 156,318
(SOFR + 1.91%), 5.70%,
2/1/2030(d) 145,000 146,413
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 200,000 193,060
6.80%, 11/7/2028 335,000 349,948
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 235,000 238,422
5.80%, 1/7/2029 295,000 302,847
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 55,000 53,186
6.50%, 3/10/2028(a) 230,000 237,268
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 200,000 192,253
John Deere Capital Corp. ,
4.50%, 1/16/2029 315,000 315,307
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 485,497
Navient Corp. ,
11.50%, 3/15/2031 165,000 180,226
Synchrony Financial ,
4.88%, 6/13/2025 55,000 54,233
Toyota Motor Credit Corp. ,
5.00%, 8/14/2026 255,000 257,629
4.65%, 1/5/2029 230,000 230,953
5.55%, 11/20/2030(c) 150,000 157,525
4,735,414
Containers & Packaging 0.5%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 185,000 182,262
Sonoco Products Co. ,
1.80%, 2/1/2025 460,000 444,276
626,538
Diversified REITs 0.3%
GLP Capital LP ,
5.25%, 6/1/2025 420,000 418,114
Electric Utilities 4.0%
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 150,000 151,153
5.20%, 1/15/2029 325,000 329,958
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Carolinas LLC ,
4.85%, 1/15/2034 305,000 303,034
Duke Energy Corp. ,
4.85%, 1/5/2027 610,000 612,909
Edison International ,
4.70%, 8/15/2025 300,000 297,351
Electricite de France SA ,
5.70%, 5/23/2028(a)(c) 205,000 211,482
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 490,000 491,985
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 190,000 191,602
5.75%, 9/1/2025 285,000 287,878
4.90%, 3/15/2029 610,000 611,298
Pennsylvania Electric Co. ,
5.15%, 3/30/2026(a) 100,000 99,804
Southern California Edison
Co. ,
5.20%, 6/1/2034 305,000 307,306
Southern Co. (The) ,
Series 21-A, 0.60%,
2/26/2024 525,000 523,201
Virginia Electric and Power
Co. ,
5.00%, 1/15/2034 120,000 119,538
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 375,000 371,966
4,910,465
Electronic Equipment, Instruments & Components 0.2%
Flex Ltd. ,
6.00%, 1/15/2028 180,000 185,641
Entertainment 0.4%
Take-Two Interactive
Software, Inc. ,
3.30%, 3/28/2024 22,000 21,915
4.95%, 3/28/2028 210,000 211,569
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 285,000 273,781
507,265
Financial Services 2.0%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 354,442
Fidelity National Information
Services, Inc. ,
4.50%, 7/15/2025 285,000 283,413
Global Payments, Inc. ,
1.50%, 11/15/2024 275,000 266,445
JPMorgan Chase Bank NA ,
5.11%, 12/8/2026 595,000 602,607
National Rural Utilities
Cooperative Finance Corp. ,
5.60%, 11/13/2026 270,000 276,846
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(d) 375,000 387,157

Nationwide Loomis Short Term Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Synchrony Bank ,
5.40%, 8/22/2025 305,000 302,662
2,473,572
Food Products 1.1%
Bimbo Bakeries USA, Inc. ,
6.05%, 1/15/2029(a) 255,000 265,970
Cargill, Inc. ,
4.50%, 6/24/2026(a) 100,000 99,862
Conagra Brands, Inc. ,
5.30%, 10/1/2026 485,000 490,338
General Mills, Inc. ,
4.70%, 1/30/2027 465,000 465,514
1,321,684
Ground Transportation 0.1%
Penske Truck Leasing Co. LP ,
4.00%, 7/15/2025(a) 45,000 44,096
5.35%, 1/12/2027(a) 80,000 80,459
124,555
Health Care Equipment & Supplies 0.3%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024 360,000 360,220
Health Care Technology 0.1%
IQVIA, Inc. ,
6.25%, 2/1/2029(a) 135,000 140,497
Hotels, Restaurants & Leisure 0.4%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 281,000 283,257
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 250,000 255,710
538,967
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 304,753
Industrial REITs 0.3%
Prologis LP ,
5.00%, 3/15/2034 305,000 306,387
Insurance 3.2%
Brighthouse Financial Global
Funding ,
1.75%, 1/13/2025(a) 375,000 360,717
F&G Global Funding ,
5.15%, 7/7/2025(a) 390,000 384,749
GA Global Funding Trust ,
5.50%, 1/8/2029(a) 260,000 261,567
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 695,000 659,731
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 305,000 294,662
MassMutual Global Funding II ,
4.15%, 8/26/2025(a)(c) 202,000 200,232
Mutual of Omaha Cos. Global
Funding ,
5.80%, 7/27/2026(a) 335,000 341,553
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
New York Life Global Funding ,
5.00%, 1/9/2034(a) 290,000 290,747
Pricoa Global Funding I ,
5.55%, 8/28/2026(a) 485,000 494,995
Principal Life Global Funding
II ,
5.00%, 1/16/2027(a)(c) 320,000 322,391
RGA Global Funding ,
5.50%, 1/11/2031(a) 310,000 310,964
3,922,308
Machinery 0.3%
CNH Industrial Capital LLC ,
5.45%, 10/14/2025 170,000 171,172
Daimler Truck Finance North
America LLC ,
5.40%, 9/20/2028(a) 205,000 209,656
380,828
Media 0.3%
Charter Communications
Operating LLC ,
6.15%, 11/10/2026 335,000 342,198
Metals & Mining 0.2%
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a) 175,000 184,844
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Starwood Property Trust, Inc. ,
3.75%, 12/31/2024(a)(c) 355,000 346,901
Multi-Utilities 2.0%
Ameren Corp. ,
5.70%, 12/1/2026 590,000 603,064
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026 490,000 497,138
Dominion Energy, Inc. ,
3.07%, 8/15/2024(f) 295,000 290,649
DTE Energy Co. ,
4.22%, 11/1/2024(f) 375,000 371,076
National Grid plc ,
5.42%, 1/11/2034 270,000 270,414
WEC Energy Group, Inc. ,
5.60%, 9/12/2026 400,000 408,682
2,441,023
Office REITs 0.3%
Hudson Pacific Properties LP ,
5.95%, 2/15/2028 195,000 184,683
Piedmont Operating
Partnership LP ,
9.25%, 7/20/2028 175,000 186,199
370,882
Oil, Gas & Consumable Fuels 2.8%
BP Capital Markets America,
Inc. ,
4.70%, 4/10/2029 610,000 613,734
Civitas Resources, Inc. ,
8.63%, 11/1/2030(a) 205,000 218,645

56 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Crescent Energy Finance
LLC ,
9.25%, 2/15/2028(a) 175,000 181,675
Enterprise Products Operating
LLC ,
4.85%, 1/31/2034(c) 220,000 220,132
EQT Corp. ,
6.13%, 2/1/2025(f) 133,000 133,427
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 71,751
Kinetik Holdings LP ,
6.63%, 12/15/2028(a) 410,000 415,615
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 460,000 463,178
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a) 305,000 312,770
TransCanada PipeLines Ltd. ,
(United States SOFR
Compounded Index +
1.52%), 6.88%, 3/9/2026(d) 520,000 520,420
Williams Cos., Inc. (The) ,
5.40%, 3/2/2026 300,000 303,079
3,454,426
Passenger Airlines 0.3%
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 255,223
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 115,757
370,980
Pharmaceuticals 0.5%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 390,000 398,858
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027(c) 230,000 222,237
621,095
Real Estate Management & Development 0.1%
Forestar Group, Inc. ,
3.85%, 5/15/2026(a) 155,000 147,230
Residential REITs 0.2%
Camden Property Trust ,
5.85%, 11/3/2026 230,000 236,940
Retail REITs 0.5%
Realty Income Corp. ,
4.75%, 2/15/2029 610,000 608,498
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
4.00%, 4/15/2029(a)(c) 245,000 235,831
KLA Corp. ,
4.70%, 2/1/2034 95,000 94,657
Qorvo, Inc. ,
1.75%, 12/15/2024 100,000 96,447
426,935
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs 0.1%
Crown Castle, Inc. ,
5.80%, 3/1/2034 105,000 108,207
Specialty Retail 0.9%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026(c) 140,000 139,803
AutoZone, Inc. ,
5.05%, 7/15/2026 290,000 291,344
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 400,000 397,506
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 270,000 276,678
1,105,331
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
7.35%, 11/27/2028 290,000 303,757
Tobacco 0.3%
Altria Group, Inc. ,
6.20%, 11/1/2028(c) 345,000 363,928
Trading Companies & Distributors 1.5%
Air Lease Corp. ,
0.70%, 2/15/2024 505,000 504,070
0.80%, 8/18/2024 200,000 194,701
5.10%, 3/1/2029 305,000 303,376
Aircastle Ltd. ,
2.85%, 1/26/2028(a)(c) 330,000 295,734
5.95%, 2/15/2029(a) 70,000 70,001
TTX Co. ,
5.50%, 9/25/2026(a) 435,000 441,071
1,808,953
Total Corporate Bonds
(cost $58,314,435)
58,046,540
Mortgage-Backed Securities 0.4%
FHLMC Gold Pool
Pool# G13746
4.50%, 1/1/2025 5,933 5,909
Pool# G13888
5.00%, 6/1/2025 35 35
Pool# J19197
3.00%, 5/1/2027 62,872 61,234
Pool# C00748
6.00%, 4/1/2029 3,048 3,138
Pool# C01418
5.50%, 10/1/2032 25,089 25,838
Pool# G01740
5.50%, 12/1/2034 14,187 14,611
Pool# G04342
6.00%, 4/1/2038 18,060 18,818
FHLMC Non Gold Pool
Pool# 972136
6.35%, 1/1/2034(b) 16,117 16,345
Pool# 848191
5.96%, 12/1/2034(b) 85,507 84,977
FNMA Pool# 815323 ,
7.37%, 1/1/2035 (b) 21,731
22,002

Nationwide Loomis Short Term Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 931892
4.50%, 9/1/2024 24,210 24,044
Pool# AL0802
4.50%, 4/1/2025 4,643 4,609
Pool# AB2518
4.00%, 3/1/2026 9,710 9,588
Pool# AB4998
3.00%, 4/1/2027 110,422 107,398
Pool# 190307
8.00%, 6/1/2030 247 259
Pool# 253516
8.00%, 11/1/2030 186 193
Pool# 725773
5.50%, 9/1/2034 31,549 32,447
Pool# 811773
5.50%, 1/1/2035 31,739 32,643
GNMA Pool# 5080 ,
4.00%, 6/20/2026 14,121
13,934
Total Mortgage-Backed Securities
(cost $488,097)
478,022
U.S. Treasury Obligations 19.7%
U.S. Treasury Notes
5.00%, 10/31/2025 18,450,000 18,659,724
4.25%, 12/31/2025 5,500,000 5,500,430
Total U.S. Treasury Obligations
(cost $23,961,758)
24,160,154
Short-Term Investment 1.0%
U.S. Treasury Obligation 1.0%
U.S. Treasury Bills, 5.31%,
2/29/2024 1,235,000 1,229,949
Total Short-Term Investment
(cost $1,229,931)
1,229,949
Repurchase Agreement 0.9%
Principal
Amount ($) Value ($)
CF Secured, LLC
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $1,109,696,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$1,131,890. (g) 1,109,532 1,109,532
Total Repurchase Agreement
(cost $1,109,532)
1,109,532
Total Investments
(cost $122,013,456) — 99.2%
121,564,722
Other assets in excess of
liabilities — 0.8% 1,031,251
NET ASSETS — 100.0%
$ 122,595,973
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2024
was $45,665,264 which represents 37.25% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2024.
(c) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $2,380,215, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,109,532 and by $1,590,145 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 2/29/2024 – 8/15/2053, a total value of
$2,699,677.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2024.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2024.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $1,109,532.

58 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of January 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note (40) 3/2024 USD (4,493,125) (94,786)
U.S. Treasury 10 Year Ultra Note (17) 3/2024 USD (1,986,875) (13,706)
Net contracts (108,492)
As of January 31, 2024, the Fund had $327,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Loomis Short Term Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 59
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

60 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis Short Term Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 29,509,609 $ – $ 29,509,609
Collateralized Mortgage Obligations – 561,200 – 561,200
Commercial Mortgage-Backed Securities – 6,469,716 – 6,469,716
Corporate Bonds – 58,046,540 – 58,046,540
Mortgage-Backed Securities – 478,022 – 478,022
Repurchase Agreement – 1,109,532 – 1,109,532
Short-Term Investment – 1,229,949 – 1,229,949
U.S. Treasury Obligations – 24,160,154 – 24,160,154
Total Assets $ – $ 121,564,722 $ – $ 121,564,722
Liabilities:
Futures Contracts $ (108,492) $ – $ – $ (108,492)
Total Liabilities $ (108,492) $ – $ – $ (108,492)
Total $ (108,492) $ 121,564,722 $ – $ 121,456,230

Nationwide Loomis Short Term Bond Fund - January 31, 2024 (Unaudited) - Statement of Investments - 61
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2024:
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (108,492)
Total $ (108,492)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Cognitive Value Fund - January 31, 2024 (Unaudited) - Statement of Investments - 1
Common Stocks 99.0%
Shares Value ($)
Automobile Components 1.3%
Goodyear Tire & Rubber Co.
(The)* 46,808 652,504
Standard Motor Products, Inc. 10,211 412,014
Superior Industries
International, Inc.* 70,279 243,165
1,307,683
Banks 16.5%
1st Source Corp. 3,700 193,399
Amalgamated Financial Corp. 28,003 743,760
Associated Banc-Corp. 11,700 245,817
Bancorp, Inc. (The)*(a) 3,753 163,781
Bar Harbor Bankshares 8,621 226,819
Cadence Bank 6,641 176,783
Civista Bancshares, Inc. 29,666 506,992
CNB Financial Corp. 17,240 368,074
Colony Bankcorp, Inc. 11,825 144,620
Community Bank System, Inc.
(a) 3,900 178,503
Customers Bancorp, Inc.*(a) 13,900 742,816
Financial Institutions, Inc. 18,463 385,877
First Bancshares, Inc. (The) 10,995 279,603
First Horizon Corp. 38,600 549,664
First Merchants Corp. 21,800 737,058
First of Long Island Corp.
(The) 27,141 326,235
Hancock Whitney Corp. 3,600 162,396
Hanmi Financial Corp. 35,623 596,685
Home Bancorp, Inc. 6,431 256,082
Home BancShares, Inc.(a) 8,000 187,520
Independent Bank Corp. 15,960 406,022
International Bancshares Corp. 15,200 803,472
MidWestOne Financial Group,
Inc. 12,857 327,853
Northrim Bancorp, Inc. 9,600 485,088
OceanFirst Financial Corp. 43,695 752,865
OFG Bancorp 5,111 187,931
Old National Bancorp 23,300 383,751
Orrstown Financial Services,
Inc. 16,026 443,600
Pacific Premier Bancorp, Inc. 7,100 180,127
Pinnacle Financial Partners,
Inc. 1,700 150,246
Renasant Corp. 6,100 192,943
S&T Bancorp, Inc. 3,502 116,757
Shore Bancshares, Inc. 40,887 529,078
SmartFinancial, Inc. 13,653 317,569
SouthState Corp. 4,355 361,901
Third Coast Bancshares, Inc.* 16,139 306,641
TriCo Bancshares 2,784 101,198
UMB Financial Corp. 9,916 818,070
Univest Financial Corp. 11,856 251,821
Virginia National Bankshares
Corp. 11,074 365,553
Westamerica Bancorp 12,404 591,919
Western Alliance Bancorp 2,300 147,108
WSFS Financial Corp. 11,500 511,865
Zions Bancorp NA 4,416 185,030
16,090,892
Biotechnology 3.0%
89bio, Inc.* 8,792 87,041
Common Stocks
Shares Value ($)
Biotechnology
ACADIA Pharmaceuticals,
Inc.* 3,500 90,685
ADMA Biologics, Inc.* 24,400 126,636
Alkermes plc* 6,462 174,797
Arcturus Therapeutics
Holdings, Inc.* 2,300 75,831
Avidity Biosciences, Inc.* 8,900 108,847
Crinetics Pharmaceuticals,
Inc.* 2,106 76,827
Cullinan Oncology, Inc.* 8,379 126,858
Entrada Therapeutics, Inc.*(a) 3,900 56,823
Halozyme Therapeutics, Inc.* 1,300 44,005
Immunovant, Inc.* 6,300 229,383
Inozyme Pharma, Inc.*(a) 24,300 133,650
Intellia Therapeutics, Inc.* 3,200 76,224
Iovance Biotherapeutics,
Inc.*(a) 12,700 98,171
Ironwood Pharmaceuticals,
Inc., Class A* 9,400 133,386
Janux Therapeutics, Inc.* 7,400 63,344
Kiniksa Pharmaceuticals Ltd.,
Class A* 3,154 55,605
Krystal Biotech, Inc.*(a) 600 66,750
Larimar Therapeutics, Inc.* 7,800 45,162
Nkarta, Inc.*(a) 7,904 71,452
Olema Pharmaceuticals, Inc.* 8,800 114,752
Organogenesis Holdings, Inc.,
Class A* 35,900 118,470
Ovid therapeutics, Inc.* 12,600 48,762
Protalix BioTherapeutics,
Inc.*(a) 35,978 52,168
Tenaya Therapeutics, Inc.* 32,900 138,345
Veracyte, Inc.* 4,900 122,598
Voyager Therapeutics, Inc.* 13,700 99,599
XOMA Corp.*(a) 5,536 110,554
Y-mAbs Therapeutics, Inc.*(a) 16,900 216,151
2,962,876
Broadline Retail 0.1%
Savers Value Village, Inc.* 6,600 123,354
Building Products 3.1%
Gibraltar Industries, Inc.* 8,500 687,820
Griffon Corp. 10,817 630,199
JELD-WEN Holding, Inc.* 38,500 716,100
Masonite International Corp.* 3,997 367,924
Resideo Technologies, Inc.*(a) 37,903 635,633
3,037,676
Capital Markets 0.4%
Virtu Financial, Inc., Class A 24,500 411,355
Chemicals 1.6%
Avient Corp. 7,380 267,230
Element Solutions, Inc. 9,100 202,293
Hawkins, Inc.(a) 3,700 246,309
Orion SA 26,400 591,360
Trinseo plc 37,532 226,318
1,533,510
Commercial Services & Supplies 2.3%
ABM Industries, Inc. 2,200 89,738
BrightView Holdings, Inc.* 31,300 279,509
CECO Environmental Corp.* 12,287 237,508
Deluxe Corp. 32,726 618,849

2 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Matthews International Corp.,
Class A(a) 17,700 582,330
MillerKnoll, Inc. 14,078 374,334
Viad Corp.* 2,711 89,625
2,271,893
Communications Equipment 1.2%
Applied Optoelectronics,
Inc.*(a) 15,800 248,534
Aviat Networks, Inc.* 7,800 232,674
Ciena Corp.* 1,800 95,400
CommScope Holding Co.,
Inc.* 95,500 221,560
NETGEAR, Inc.* 12,026 170,769
Ribbon Communications, Inc.* 66,554 202,324
1,171,261
Construction & Engineering 0.7%
Limbach Holdings, Inc.* 1,707 73,401
MDU Resources Group, Inc. 20,688 403,623
Sterling Infrastructure, Inc.* 2,900 217,790
694,814
Consumer Finance 1.7%
Ally Financial, Inc. 15,085 553,318
Green Dot Corp., Class A* 72,100 649,621
OneMain Holdings, Inc. 9,500 452,200
1,655,139
Consumer Staples Distribution & Retail 0.7%
Andersons, Inc. (The)(a) 10,400 548,184
Village Super Market, Inc.,
Class A 5,689 144,671
692,855
Containers & Packaging 2.6%
Berry Global Group, Inc. 3,700 242,202
Greif, Inc., Class A 9,500 594,795
O-I Glass, Inc.* 40,758 593,436
Pactiv Evergreen, Inc. 47,500 693,500
Sonoco Products Co. 7,700 438,130
2,562,063
Diversified Consumer Services 1.5%
Adtalem Global Education,
Inc.* 3,686 186,070
American Public Education,
Inc.* 26,097 276,106
Graham Holdings Co., Class B 853 614,501
Laureate Education, Inc. 10,400 131,248
OneSpaWorld Holdings
Ltd.*(a) 17,900 243,977
1,451,902
Diversified REITs 0.7%
Essential Properties Realty
Trust, Inc. 29,173 726,699
Diversified Telecommunication Services 0.5%
Liberty Latin America Ltd.,
Class A* 71,600 504,064
Electric Utilities 0.8%
ALLETE, Inc. 3,900 230,529
Genie Energy Ltd., Class B 19,035 354,241
Common Stocks
Shares Value ($)
Electric Utilities
Via Renewables, Inc., Class A 17,665 187,426
772,196
Electrical Equipment 2.0%
American Superconductor
Corp.* 18,738 206,118
Atkore, Inc.*(a) 4,300 655,879
EnerSys 6,547 625,697
Powell Industries, Inc. 2,261 267,996
Ultralife Corp.* 26,105 184,562
1,940,252
Electronic Equipment, Instruments & Components 1.8%
Bel Fuse, Inc., Class B 3,138 209,806
Benchmark Electronics, Inc. 9,951 269,871
Celestica, Inc.* 11,340 389,642
IPG Photonics Corp.* 1,318 129,019
ScanSource, Inc.* 3,903 153,232
SigmaTron International, Inc.* 44,954 142,954
TTM Technologies, Inc.*(a) 32,214 448,097
1,742,621
Energy Equipment & Services 1.8%
Helix Energy Solutions Group,
Inc.*(a) 26,400 248,160
Liberty Energy, Inc., Class A(a) 26,236 545,447
Profire Energy, Inc.* 135,560 208,762
ProPetro Holding Corp.* 82,800 700,488
1,702,857
Financial Services 3.4%
Banco Latinoamericano de
Comercio Exterior SA, Class
E 10,900 262,145
Enact Holdings, Inc. 10,400 296,296
Essent Group Ltd.(a) 3,900 215,124
EVERTEC, Inc. 7,475 300,196
Flywire Corp.* 4,800 102,576
Jackson Financial, Inc., Class
A 4,300 215,301
MGIC Investment Corp.(a) 25,640 508,698
Mr. Cooper Group, Inc.* 6,100 410,896
NMI Holdings, Inc., Class A* 9,800 312,816
Radian Group, Inc.(a) 8,200 237,636
Repay Holdings Corp., Class
A* 23,400 183,456
Velocity Financial, Inc.* 15,180 239,085
3,284,225
Food Products 1.7%
Dole plc 21,300 240,477
Ingredion, Inc. 5,600 602,392
John B Sanfilippo & Son, Inc. 4,029 431,627
Lifeway Foods, Inc.* 8,766 109,137
Whole Earth Brands, Inc.* 73,778 293,636
1,677,269
Gas Utilities 1.0%
Brookfield Infrastructure Corp.,
Class A 7,300 255,573
National Fuel Gas Co. 1,000 47,160
Spire, Inc.(a) 1,500 85,155
UGI Corp. 25,700 568,998
956,886

Nationwide Bailard Cognitive Value Fund - January 31, 2024 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Ground Transportation 0.1%
Covenant Logistics Group,
Inc., Class A 1,561 75,459
Health Care Equipment & Supplies 1.3%
Bioventus, Inc., Class A*(a) 51,177 222,108
Haemonetics Corp.* 1,950 149,097
Merit Medical Systems,
Inc.*(a) 2,453 192,070
SI-BONE, Inc.* 6,566 132,699
Surmodics, Inc.* 6,169 217,211
Tactile Systems Technology,
Inc.* 9,148 138,775
Zimvie, Inc.* 14,300 249,964
1,301,924
Health Care Providers & Services 2.1%
Encompass Health Corp. 2,100 149,184
Owens & Minor, Inc.* 21,788 429,441
PetIQ, Inc., Class A* 7,195 129,294
Premier, Inc., Class A 18,300 395,646
Tenet Healthcare Corp.* 8,696 719,507
Viemed Healthcare, Inc.* 32,022 260,019
2,083,091
Health Care REITs 0.3%
Sabra Health Care REIT, Inc. 18,062 240,947
Health Care Technology 0.2%
HealthStream, Inc. 7,180 191,132
Hotel & Resort REITs 1.5%
Apple Hospitality REIT, Inc. 14,694 235,986
DiamondRock Hospitality Co. 70,911 648,126
Park Hotels & Resorts, Inc. 37,600 567,008
1,451,120
Hotels, Restaurants & Leisure 0.7%
Denny's Corp.* 21,563 229,215
Travel + Leisure Co.(a) 11,600 468,872
698,087
Household Durables 4.1%
Green Brick Partners, Inc.* 8,693 453,514
Hooker Furnishings Corp.(a) 10,200 235,416
KB Home 8,100 482,679
Landsea Homes Corp.* 16,786 211,336
M/I Homes, Inc.* 5,600 713,552
Meritage Homes Corp. 2,495 413,197
Skyline Champion Corp.* 1,857 127,167
Taylor Morrison Home Corp.,
Class A* 12,300 641,322
Tri Pointe Homes, Inc.* 20,033 691,739
3,969,922
Independent Power and Renewable Electricity Producers
0.2%
Ormat Technologies, Inc.(a) 3,400 219,912
Industrial REITs 1.1%
First Industrial Realty Trust,
Inc. 14,400 741,888
LXP Industrial Trust 20,400 185,436
Terreno Realty Corp. 2,448 146,219
1,073,543
Insurance 2.1%
Axis Capital Holdings Ltd. 6,200 369,024
Common Stocks
Shares Value ($)
Insurance
CNO Financial Group, Inc. 23,700 644,166
Fidelis Insurance Holdings
Ltd.* 19,500 253,890
Lincoln National Corp. 5,200 142,740
Reinsurance Group of
America, Inc. 2,300 399,947
Universal Insurance Holdings,
Inc. 11,800 196,116
2,005,883
Interactive Media & Services 0.6%
Vimeo, Inc.* 117,500 466,475
Ziff Davis, Inc.* 1,840 124,016
590,491
IT Services 0.3%
Hackett Group, Inc. (The) 10,500 242,760
Life Sciences Tools & Services 0.2%
Medpace Holdings, Inc.* 300 87,474
Quanterix Corp.* 4,200 92,778
180,252
Machinery 2.3%
Columbus McKinnon Corp. 6,600 257,862
Flowserve Corp. 8,300 331,419
Gates Industrial Corp. plc* 30,824 397,013
Hillman Solutions Corp.* 23,300 204,807
Miller Industries, Inc. 3,748 150,857
Park-Ohio Holdings Corp. 9,399 232,531
Terex Corp.(a) 11,151 685,006
2,259,495
Marine Transportation 0.2%
Pangaea Logistics Solutions
Ltd. 16,976 158,216
Media 1.2%
Advantage Solutions, Inc.* 76,000 306,280
Entravision Communications
Corp., Class A 62,017 249,928
TEGNA, Inc. 25,008 389,875
Townsquare Media, Inc., Class
A 23,348 250,758
1,196,841
Metals & Mining 0.9%
Commercial Metals Co. 2,000 104,440
Olympic Steel, Inc. 2,261 152,798
Ryerson Holding Corp. 8,896 305,311
Schnitzer Steel Industries,
Inc., Class A 7,300 192,209
TimkenSteel Corp.* 7,400 152,070
906,828
Mortgage Real Estate Investment Trusts (REITs) 2.2%
Arbor Realty Trust, Inc. 22,039 293,119
BrightSpire Capital, Inc., Class
A 81,124 580,036
Redwood Trust, Inc. 89,500 600,545
Starwood Property Trust, Inc. 33,800 687,154
2,160,854
Multi-Utilities 0.8%
Black Hills Corp. 11,601 600,468

4 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Multi-Utilities
Northwestern Energy Group,
Inc. 3,400 163,608
764,076
Office REITs 0.6%
COPT Defense Properties 13,700 322,772
Cousins Properties, Inc. 10,472 239,914
562,686
Oil, Gas & Consumable Fuels 7.5%
Ardmore Shipping Corp. 16,939 280,679
Chord Energy Corp. 2,900 445,904
CNX Resources Corp.*(a) 12,000 242,400
Delek US Holdings, Inc. 17,511 473,322
Dorian LPG Ltd. 8,100 303,264
Encore Energy Corp.*(a) 26,600 122,626
Excelerate Energy, Inc., Class
A 8,700 133,284
International Seaways, Inc. 8,514 456,691
Matador Resources Co. 6,892 378,302
Murphy Oil Corp. 16,487 638,047
Par Pacific Holdings, Inc.* 18,300 669,597
PBF Energy, Inc., Class A 12,115 611,929
Permian Resources Corp.,
Class A 15,000 202,200
Scorpio Tankers, Inc. 9,900 699,930
SM Energy Co. 9,700 359,676
Teekay Corp.* 29,802 267,920
Teekay Tankers Ltd., Class A 12,114 757,731
Uranium Royalty Corp.* 77,549 262,115
7,305,617
Passenger Airlines 0.9%
Copa Holdings SA, Class A 6,200 595,572
SkyWest, Inc.* 5,800 308,908
904,480
Personal Care Products 0.6%
Edgewell Personal Care Co.(a) 12,979 480,872
Nature's Sunshine Products,
Inc.* 7,961 138,601
619,473
Pharmaceuticals 1.1%
Amphastar Pharmaceuticals,
Inc.*(a) 1,600 85,376
Amylyx Pharmaceuticals, Inc.* 7,000 112,000
ANI Pharmaceuticals, Inc.* 2,000 111,640
Collegium Pharmaceutical,
Inc.* 3,388 111,669
Cymabay Therapeutics, Inc.* 4,600 108,146
Eton Pharmaceuticals, Inc.* 22,639 105,724
Evolus, Inc.* 5,300 67,257
EyePoint Pharmaceuticals,
Inc.* 2,999 80,763
Harmony Biosciences
Holdings, Inc.* 3,500 110,390
Intra-Cellular Therapies, Inc.* 1,600 107,744
Mind Medicine MindMed, Inc.* 24,100 93,026
1,093,735
Professional Services 1.4%
Alight, Inc., Class A* 31,000 276,520
Heidrick & Struggles
International, Inc. 8,800 263,736
Common Stocks
Shares Value ($)
Professional Services
ICF International, Inc. 1,200 166,848
Kelly Services, Inc., Class A 7,474 153,591
Mistras Group, Inc.* 35,691 277,319
Willdan Group, Inc.* 12,300 235,422
1,373,436
Real Estate Management & Development 1.2%
Douglas Elliman, Inc. 4,100 8,856
Howard Hughes Holdings,
Inc.* 4,500 360,360
LuxUrban Hotels, Inc.* 27,321 113,655
Newmark Group, Inc., Class A 62,601 635,400
1,118,271
Residential REITs 0.2%
Independence Realty Trust,
Inc. 13,215 194,128
Retail REITs 3.2%
Getty Realty Corp. 17,700 489,582
Kite Realty Group Trust 32,900 704,060
Macerich Co. (The) 10,300 162,637
SITE Centers Corp. 54,000 719,280
Tanger, Inc. 14,900 400,810
Urban Edge Properties 37,200 642,444
3,118,813
Semiconductors & Semiconductor Equipment 1.2%
ACM Research, Inc., Class A* 12,281 211,479
Amkor Technology, Inc. 8,740 276,708
Photronics, Inc.* 8,300 242,526
Power Integrations, Inc. 2,400 179,904
SMART Global Holdings,
Inc.*(a) 13,629 267,810
1,178,427
Software 2.5%
Blackbaud, Inc.* 1,800 145,656
OneSpan, Inc.* 24,200 248,292
RingCentral, Inc., Class A* 19,000 643,910
SentinelOne, Inc., Class A* 6,500 174,200
Sprout Social, Inc., Class A*(a) 3,300 202,389
Teradata Corp.* 13,200 609,576
Viant Technology, Inc., Class
A* 37,672 322,849
Weave Communications, Inc.* 9,200 115,368
2,462,240
Specialized REITs 1.1%
EPR Properties 4,200 185,934
Farmland Partners, Inc. 20,500 230,010
Uniti Group, Inc. 117,431 617,687
1,033,631
Specialty Retail 2.1%
Abercrombie & Fitch Co.,
Class A* 1,800 183,420
AutoNation, Inc.*(a) 700 97,762
Boot Barn Holdings, Inc.*(a) 2,688 192,837
Caleres, Inc. 8,400 263,508
Group 1 Automotive, Inc. 1,300 338,078
Hibbett, Inc. 3,649 243,206
ODP Corp. (The)* 2,299 117,571
Signet Jewelers Ltd. 2,500 248,700
Urban Outfitters, Inc.* 3,700 140,600

Nationwide Bailard Cognitive Value Fund - January 31, 2024 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Specialty Retail
Winmark Corp. 671 242,009
2,067,691
Technology Hardware, Storage & Peripherals 0.4%
IonQ, Inc.*(a) 12,600 129,402
Turtle Beach Corp.* 19,664 223,580
352,982
Trading Companies & Distributors 2.2%
Boise Cascade Co. 3,156 427,512
GMS, Inc.* 5,066 426,354
MRC Global, Inc.* 60,410 643,971
WESCO International, Inc. 3,935 682,801
2,180,638
Total Common Stocks
(cost $81,011,520) 96,611,423
Exchange Traded Funds 0.5%
Equity Funds  0.5%
Invesco S&P SmallCap 600
Pure Value ETF 1,100 111,540
Vanguard Small-Cap Value
ETF 2,400 421,152
532,692
Total Exchange Traded Funds
(cost $523,187) 532,692
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Akouos, Inc., CVR*^∞(a) 21,302 0
Chinook Therapeutics, Inc.,
CVR*^∞ 1,992 0
0
Diversified Consumer Services 0.0%
†
Jounce Therapeutics, Inc.
CVR*^∞ 90,200 0
Total Rights
(cost $16,828) 0
Repurchase Agreements 2.5%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $1,940,194,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$1,978,998.(b) 1,939,908 1,939,908
Repurchase Agreements
Principal
Amount ($) Value ($)
Natixis Securities Americas
LLC,
5.29%, dated 1/31/2024,
due 2/1/2024, repurchase
price $467,421,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.13%, maturing
2/15/2024 - 2/15/2033;
total market value
$476,769.(b) 467,352 467,352
Total Repurchase Agreements
(cost $2,407,260) 2,407,260
Total Investments
(cost $83,958,795) — 102.0% 99,551,375
Liabilities in excess of other assets — (2.0)% (1,958,023)
NET ASSETS — 100.0%
$ 97,593,352
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $6,578,969, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,407,260 and by $4,659,841 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 2/13/2024 – 8/15/2053, a total value of
$7,067,101.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $2,407,260.
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

6 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bailard Cognitive Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bailard Cognitive Value Fund - January 31, 2024 (Unaudited) - Statement of Investments - 7
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 96,611,423 $ – $ – $ 96,611,423
Exchange Traded Funds 532,692 – – 532,692
Repurchase Agreements – 2,407,260 – 2,407,260
Rights – – – –
Total $ 97,144,115 $ 2,407,260 $ – $ 99,551,375
As of January 31, 2024, the fund held three rights investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bailard Technology & Science Fund
Common Stocks 99 .5%
Shares Value ($)
Biotechnology 1 .1%
Vertex Pharmaceuticals, Inc.* 4,300 1,863,534
Broadline Retail 3 .8%
Amazon.com, Inc.* 41,515 6,443,128
Electronic Equipment, Instruments & Components 3 .5%
Insight Enterprises, Inc.* 23,918 4,418,612
TE Connectivity Ltd. 10,580 1,504,370
5,922,982
Financial Services 3 .7%
Fiserv, Inc.* 13,100 1,858,497
Shift4 Payments, Inc., Class
A*(a) 17,300 1,242,313
Visa, Inc., Class A(a) 11,095 3,031,820
6,132,630
Ground Transportation 2 .9%
Uber Technologies, Inc.* 75,145 4,904,714
Health Care Equipment & Supplies 2 .1%
Dexcom, Inc.* 15,545 1,886,386
Merit Medical Systems,
Inc.*(a) 19,680 1,540,944
3,427,330
Household Durables 1 .4%
Sony Group Corp., ADR-JP(a) 24,410 2,386,077
Interactive Media & Services 9 .1%
Alphabet, Inc., Class A* 36,630 5,131,863
Meta Platforms, Inc., Class A* 22,220 8,668,911
ZoomInfo Technologies, Inc.,
Class A* 89,500 1,435,580
15,236,354
IT Services 2 .4%
Shopify, Inc., Class A* 28,800 2,306,016
Snowflake, Inc., Class A* 9,070 1,774,455
4,080,471
Life Sciences Tools & Services 1 .0%
Danaher Corp. 6,775 1,625,390
Pharmaceuticals 0 .6%
Intra-Cellular Therapies, Inc.* 15,480 1,042,423
Professional Services 1 .1%
Booz Allen Hamilton Holding
Corp., Class A 13,548 1,907,152
Semiconductors & Semiconductor Equipment 28 .9%
Advanced Micro Devices, Inc.* 15,630 2,620,995
KLA Corp. 12,760 7,579,950
Lam Research Corp. 7,200 5,941,224
Micron Technology, Inc. 43,543 3,733,812
NVIDIA Corp. 24,435 15,034,122
NXP Semiconductors NV 15,945 3,357,539
QUALCOMM, Inc. 31,445 4,669,897
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 36,190 4,088,022
Texas Instruments, Inc. 8,580 1,373,830
48,399,391
Software 33 .0%
Adobe, Inc.* 10,164 6,279,116
Braze, Inc., Class A* 31,573 1,706,521
Common Stocks
Shares Value ($)
Software
Cadence Design Systems,
Inc.* 16,515 4,763,917
Crowdstrike Holdings, Inc.,
Class A* 6,650 1,945,125
Datadog, Inc., Class A* 20,955 2,607,640
HubSpot, Inc.* 5,440 3,323,840
Intuit, Inc. 6,380 4,027,885
Microsoft Corp. 44,400 17,652,552
Palo Alto Networks, Inc.* 11,095 3,755,769
ServiceNow, Inc.* 5,190 3,972,426
Sprout Social, Inc., Class A*(a) 33,027 2,025,546
Varonis Systems, Inc., Class
B* 73,040 3,278,035
55,338,372
Technology Hardware, Storage & Peripherals 4 .9%
Apple, Inc. 31,053 5,726,173
Pure Storage, Inc., Class A*(a) 63,780 2,550,562
8,276,735
Total Common Stocks
(cost $52,285,150) 166,986,683
Repurchase Agreement 1 .7%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $2,805,371,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$2,861,478.(b) 2,804,957 2,804,957
Total Repurchase Agreement
(cost $2,804,957) 2,804,957
Total Investments
(cost $55,090,107) — 101.2% 169,791,640
Liabilities in excess of other assets — (1.2)% (2,050,619)
NET ASSETS — 100.0%
$ 167,741,021

Nationwide Bailard Technology & Science Fund - January 31, 2024 (Unaudited) - Statement of Investments - 9
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $7,623,047, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,804,957 and by $5,149,304 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 2/13/2024 – 8/15/2053, a total value of
$7,954,261.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $2,804,957.
ADR American Depositary Receipt
JP Japan
TW Taiwan

10 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bailard Technology & Science Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bailard Technology & Science Fund - January 31, 2024 (Unaudited) - Statement of Investments - 11
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 166,986,683 $ – $ – $ 166,986,683
Repurchase Agreement – 2,804,957 – 2,804,957
Total $ 166,986,683 $ 2,804,957 $ – $ 169,791,640
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks 87.7%
Shares Value ($)
Aerospace & Defense 1.4%
Axon Enterprise, Inc.* 1,950 485,667
Boeing Co. (The)* 15,376 3,244,951
General Dynamics Corp. 6,167 1,634,193
Howmet Aerospace, Inc. 10,828 609,183
Huntington Ingalls Industries,
Inc. 1,131 292,839
L3Harris Technologies, Inc. 5,193 1,082,325
Lockheed Martin Corp. 5,970 2,563,578
Northrop Grumman Corp. 3,833 1,712,431
RTX Corp. 38,879 3,542,654
Textron, Inc. 5,381 455,825
TransDigm Group, Inc. 1,504 1,643,391
17,267,037
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc. 3,071 258,240
Expeditors International of
Washington, Inc. 3,991 504,183
FedEx Corp. 6,229 1,502,996
United Parcel Service, Inc.,
Class B 19,556 2,774,996
5,040,415
Automobile Components 0.1%
Aptiv plc* 7,509 610,707
BorgWarner, Inc. 6,431 218,011
828,718
Automobiles 1.3%
Ford Motor Co.(a) 107,662 1,261,799
General Motors Co.(a) 36,778 1,426,986
Tesla, Inc.* 74,918 14,031,392
16,720,177
Banks 2.9%
Bank of America Corp. 186,824 6,353,884
Citigroup, Inc. 51,749 2,906,741
Citizens Financial Group, Inc. 12,804 418,691
Comerica, Inc. 3,473 182,610
Fifth Third Bancorp 18,573 635,939
Huntington Bancshares, Inc. 38,834 494,357
JPMorgan Chase & Co. 78,313 13,654,655
KeyCorp 25,703 373,465
M&T Bank Corp. 4,568 630,841
PNC Financial Services
Group, Inc. (The) 10,904 1,648,794
Regions Financial Corp. 25,768 481,089
Truist Financial Corp. 36,296 1,345,130
US Bancorp 42,012 1,745,178
Wells Fargo & Co. 98,195 4,927,425
Zions Bancorp NA 3,716 155,700
35,954,499
Beverages 1.3%
Brown-Forman Corp., Class
B(a) 4,882 268,022
Coca-Cola Co. (The) 105,570 6,280,359
Constellation Brands, Inc.,
Class A 4,429 1,085,459
Keurig Dr Pepper, Inc. 26,953 847,403
Molson Coors Beverage Co.,
Class B 4,757 293,935
Monster Beverage Corp.* 20,208 1,111,844
Common Stocks
Shares Value ($)
Beverages
PepsiCo, Inc. 37,174 6,264,934
16,151,956
Biotechnology 1.8%
AbbVie, Inc. 47,872 7,870,157
Amgen, Inc. 14,470 4,547,342
Biogen, Inc.* 3,949 974,060
Gilead Sciences, Inc. 33,691 2,636,658
Incyte Corp.* 5,096 299,492
Moderna, Inc.*(a) 8,970 906,419
Regeneron Pharmaceuticals,
Inc.* 2,917 2,750,089
Vertex Pharmaceuticals, Inc.* 6,967 3,019,358
23,003,575
Broadline Retail 3.1%
Amazon.com, Inc.* 246,341 38,232,123
eBay, Inc. 14,248 585,165
Etsy, Inc.*(a) 3,090 205,671
39,022,959
Building Products 0.4%
A O Smith Corp. 3,140 243,696
Allegion plc 2,492 308,734
Builders FirstSource, Inc.* 3,388 588,597
Carrier Global Corp. 22,820 1,248,482
Johnson Controls International
plc 18,458 972,552
Masco Corp. 5,845 393,310
Trane Technologies plc 6,226 1,569,263
5,324,634
Capital Markets 2.5%
Ameriprise Financial, Inc. 2,778 1,074,614
Bank of New York Mellon
Corp. (The) 20,231 1,122,011
BlackRock, Inc. 3,781 2,927,666
Blackstone, Inc. 19,212 2,390,933
Cboe Global Markets, Inc. 2,846 523,237
Charles Schwab Corp. (The) 40,239 2,531,838
CME Group, Inc. 9,725 2,001,794
FactSet Research Systems,
Inc. 1,047 498,288
Franklin Resources, Inc. 7,739 206,090
Goldman Sachs Group, Inc.
(The) 8,818 3,386,200
Intercontinental Exchange,
Inc.(a) 15,602 1,986,603
Invesco Ltd. 11,223 177,660
MarketAxess Holdings, Inc. 1,068 240,845
Moody's Corp. 4,238 1,661,466
Morgan Stanley 34,172 2,981,165
MSCI, Inc., Class A 2,139 1,280,448
Nasdaq, Inc. 9,053 522,992
Northern Trust Corp. 5,493 437,462
Raymond James Financial,
Inc. 5,112 563,240
S&P Global, Inc. 8,761 3,927,994
State Street Corp. 8,472 625,827
T. Rowe Price Group, Inc.(a) 6,135 665,341
31,733,714
Chemicals 1.3%
Air Products & Chemicals, Inc. 6,079 1,554,461
Albemarle Corp. 3,146 360,972

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2024 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Chemicals
Celanese Corp., Class A(a) 2,654 388,254
CF Industries Holdings, Inc. 5,181 391,217
Corteva, Inc. 18,805 855,251
Dow, Inc. 18,814 1,008,430
DuPont de Nemours, Inc. 11,806 729,611
Eastman Chemical Co. 3,370 281,563
Ecolab, Inc. 6,958 1,379,215
FMC Corp. 3,118 175,232
International Flavors &
Fragrances, Inc. 6,782 547,172
Linde plc 13,111 5,307,726
LyondellBasell Industries NV,
Class A 7,033 661,946
Mosaic Co. (The) 8,555 262,724
PPG Industries, Inc. 6,363 897,438
Sherwin-Williams Co. (The) 6,367 1,937,987
16,739,199
Commercial Services & Supplies 0.5%
Cintas Corp. 2,331 1,409,253
Copart, Inc.* 23,541 1,130,909
Republic Services, Inc., Class
A 5,568 952,796
Rollins, Inc. 7,858 340,330
Veralto Corp. 6,014 461,214
Waste Management, Inc. 10,000 1,856,300
6,150,802
Communications Equipment 0.7%
Arista Networks, Inc.* 6,886 1,781,271
Cisco Systems, Inc. 109,954 5,517,492
F5, Inc.* 1,622 297,961
Juniper Networks, Inc. 8,638 319,260
Motorola Solutions, Inc. 4,488 1,433,916
9,349,900
Construction & Engineering 0.1%
Quanta Services, Inc.(a) 3,905 757,765
Construction Materials 0.1%
Martin Marietta Materials, Inc. 1,694 861,264
Vulcan Materials Co. 3,618 817,704
1,678,968
Consumer Finance 0.5%
American Express Co. 15,686 3,148,808
Capital One Financial Corp. 10,225 1,383,647
Discover Financial Services 6,778 715,214
Synchrony Financial 11,469 445,800
5,693,469
Consumer Staples Distribution & Retail 1.6%
Costco Wholesale Corp. 12,003 8,340,645
Dollar General Corp. 5,838 771,025
Dollar Tree, Inc.* 5,662 739,570
Kroger Co. (The) 17,818 822,123
Sysco Corp. 13,436 1,087,375
Target Corp. 12,438 1,729,877
Walgreens Boots Alliance, Inc. 19,685 444,290
Walmart, Inc. 38,571 6,373,858
20,308,763
Containers & Packaging 0.2%
Amcor plc 39,992 377,125
Avery Dennison Corp. 2,243 447,366
Ball Corp.(a) 8,234 456,575
Common Stocks
Shares Value ($)
Containers & Packaging
International Paper Co. 9,043 324,011
Packaging Corp. of America 2,516 417,354
Westrock Co. 6,550 263,703
2,286,134
Distributors 0.1%
Genuine Parts Co. 3,797 532,453
LKQ Corp. 7,197 335,884
Pool Corp.(a) 1,046 388,328
1,256,665
Diversified Telecommunication Services 0.7%
AT&T, Inc. 194,648 3,443,323
Verizon Communications, Inc. 113,673 4,814,052
8,257,375
Electric Utilities 1.3%
Alliant Energy Corp. 7,120 346,459
American Electric Power Co.,
Inc. 14,115 1,102,946
Constellation Energy Corp. 8,636 1,053,592
Duke Energy Corp.(a) 20,830 1,996,139
Edison International 10,247 691,467
Entergy Corp.(a) 5,805 579,107
Evergy, Inc. 6,458 327,873
Eversource Energy 9,378 508,475
Exelon Corp. 26,478 921,699
FirstEnergy Corp. 14,170 519,756
NextEra Energy, Inc. 55,570 3,258,069
NRG Energy, Inc.(a) 6,224 330,121
PG&E Corp. 58,208 981,969
Pinnacle West Capital Corp. 2,943 202,773
PPL Corp. 19,704 516,245
Southern Co. (The)(a) 29,489 2,050,075
Xcel Energy, Inc. 14,918 893,141
16,279,906
Electrical Equipment 0.5%
AMETEK, Inc. 6,257 1,013,947
Eaton Corp. plc 10,797 2,656,926
Emerson Electric Co. 15,339 1,407,047
Generac Holdings, Inc.* 1,543 175,393
Hubbell, Inc., Class B 1,474 494,630
Rockwell Automation, Inc. 3,148 797,325
6,545,268
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A(a) 16,276 1,645,504
CDW Corp. 3,681 834,556
Corning, Inc. 20,785 675,305
Jabil, Inc.(a) 3,513 440,144
Keysight Technologies, Inc.* 4,835 741,012
TE Connectivity Ltd. 8,317 1,182,594
Teledyne Technologies, Inc.* 1,296 542,337
Trimble, Inc.* 6,785 345,085
Zebra Technologies Corp.,
Class A* 1,444 345,910
6,752,447
Energy Equipment & Services 0.3%
Baker Hughes Co., Class A 27,503 783,835
Halliburton Co. 23,781 847,793
Schlumberger NV 39,025 1,900,518
3,532,146

14 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Entertainment 1.1%
Electronic Arts, Inc. 6,719 924,400
Live Nation Entertainment,
Inc.* 3,750 333,187
Netflix, Inc.* 11,879 6,701,063
Take-Two Interactive Software,
Inc.* 4,230 697,654
Walt Disney Co. (The) 49,716 4,775,222
Warner Bros Discovery, Inc.* 59,378 594,968
14,026,494
Financial Services 3.8%
Berkshire Hathaway, Inc.,
Class B* 49,286 18,913,010
Fidelity National Information
Services, Inc. 16,266 1,012,721
Fiserv, Inc.* 16,228 2,302,266
FleetCor Technologies, Inc.* 1,997 578,990
Global Payments, Inc. 6,958 927,014
Jack Henry & Associates, Inc. 1,981 328,509
Mastercard, Inc., Class A 22,441 10,081,171
PayPal Holdings, Inc.* 29,073 1,783,629
Visa, Inc., Class A(a) 43,183 11,800,187
47,727,497
Food Products 0.8%
Archer-Daniels-Midland Co. 14,509 806,410
Bunge Global SA 4,001 352,448
Campbell Soup Co. 5,564 248,321
Conagra Brands, Inc. 13,122 382,506
General Mills, Inc. 15,582 1,011,428
Hershey Co. (The) 4,111 795,643
Hormel Foods Corp. 8,070 245,086
J M Smucker Co. (The) 2,728 358,869
Kellanova 7,260 397,558
Kraft Heinz Co. (The) 21,817 810,065
Lamb Weston Holdings, Inc. 3,948 404,433
McCormick & Co., Inc.
(Non-Voting) 7,027 478,960
Mondelez International, Inc.,
Class A 36,784 2,768,732
Tyson Foods, Inc., Class A 7,737 423,678
9,484,137
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 4,149 472,737
Ground Transportation 1.0%
CSX Corp. 53,310 1,903,167
JB Hunt Transport Services,
Inc. 2,194 440,950
Norfolk Southern Corp. 6,202 1,458,959
Old Dominion Freight Line, Inc. 2,405 940,403
Uber Technologies, Inc.* 55,642 3,631,753
Union Pacific Corp. 16,483 4,020,698
12,395,930
Health Care Equipment & Supplies 2.3%
Abbott Laboratories 46,922 5,309,224
Align Technology, Inc.* 1,928 515,393
Baxter International, Inc. 13,820 534,696
Becton Dickinson & Co. 7,830 1,869,882
Boston Scientific Corp.* 39,591 2,504,527
Cooper Cos., Inc. (The) 1,360 507,321
Dentsply Sirona, Inc. 6,078 211,211
Dexcom, Inc.* 10,389 1,260,705
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Edwards Lifesciences Corp.* 16,630 1,304,956
GE HealthCare Technologies,
Inc. 10,681 783,558
Hologic, Inc.* 6,576 489,518
IDEXX Laboratories, Inc.* 2,262 1,165,111
Insulet Corp.*(a) 1,825 348,338
Intuitive Surgical, Inc.* 9,520 3,600,654
Medtronic plc 35,976 3,149,339
ResMed, Inc. 3,922 745,964
STERIS plc 2,678 586,348
Stryker Corp. 9,142 3,066,958
Teleflex, Inc. 1,329 322,721
Zimmer Biomet Holdings, Inc. 5,719 718,307
28,994,731
Health Care Providers & Services 2.4%
Cardinal Health, Inc. 6,766 738,780
Cencora, Inc. 4,516 1,050,783
Centene Corp.* 14,666 1,104,496
Cigna Group (The) 7,912 2,381,116
CVS Health Corp. 34,728 2,582,721
DaVita, Inc.* 1,477 159,752
Elevance Health, Inc. 6,353 3,134,824
HCA Healthcare, Inc. 5,395 1,644,936
Henry Schein, Inc.* 3,593 268,900
Humana, Inc. 3,329 1,258,562
Laboratory Corp. of America
Holdings 2,331 518,181
McKesson Corp. 3,580 1,789,606
Molina Healthcare, Inc.* 1,543 549,987
Quest Diagnostics, Inc. 3,029 389,015
UnitedHealth Group, Inc. 25,055 12,821,646
Universal Health Services,
Inc., Class B 1,573 249,808
30,643,113
Health Care REITs 0.2%
Healthpeak Properties, Inc. 14,836 274,466
Ventas, Inc. 11,119 515,810
Welltower, Inc. 15,135 1,309,329
2,099,605
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc. 19,074 366,602
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A* 11,694 1,685,573
Booking Holdings, Inc.* 950 3,332,096
Caesars Entertainment, Inc.* 5,534 242,777
Carnival Corp.*(a) 27,005 447,743
Chipotle Mexican Grill, Inc.,
Class A* 742 1,787,307
Darden Restaurants, Inc.(a) 3,234 525,784
Domino's Pizza, Inc. 963 410,450
Expedia Group, Inc.* 3,511 520,787
Hilton Worldwide Holdings,
Inc. 7,040 1,344,358
Las Vegas Sands Corp. 10,145 496,293
Marriott International, Inc.,
Class A 6,627 1,588,691
McDonald's Corp. 19,612 5,740,825
MGM Resorts International* 7,437 322,543
Norwegian Cruise Line
Holdings Ltd.* 12,287 218,709

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2024 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.* 6,472 825,180
Starbucks Corp. 30,894 2,874,069
Wynn Resorts Ltd. 2,735 258,266
Yum! Brands, Inc. 7,697 996,684
23,618,135
Household Durables 0.3%
DR Horton, Inc. 8,142 1,163,573
Garmin Ltd. 4,149 495,764
Lennar Corp., Class A 6,867 1,029,020
Mohawk Industries, Inc.* 1,568 163,464
NVR, Inc.*(a) 86 608,475
PulteGroup, Inc. 5,919 618,891
Whirlpool Corp.(a) 1,475 161,542
4,240,729
Household Products 1.1%
Church & Dwight Co., Inc. 6,514 650,423
Clorox Co. (The) 3,260 473,515
Colgate-Palmolive Co. 22,263 1,874,545
Kimberly-Clark Corp. 9,286 1,123,327
Procter & Gamble Co. (The) 63,872 10,036,846
14,158,656
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 18,489 308,397
Industrial Conglomerates 0.7%
3M Co. 15,054 1,420,345
General Electric Co. 29,428 3,896,856
Honeywell International, Inc. 17,825 3,605,284
8,922,485
Industrial REITs 0.3%
Prologis, Inc. 24,983 3,165,096
Insurance 1.9%
Aflac, Inc. 14,599 1,231,280
Allstate Corp. (The) 7,183 1,115,161
American International Group,
Inc. 19,110 1,328,336
Aon plc, Class A 5,394 1,609,731
Arch Capital Group Ltd.* 10,128 834,851
Arthur J Gallagher & Co. 5,838 1,355,350
Assurant, Inc. 1,336 224,381
Brown & Brown, Inc. 6,463 501,270
Chubb Ltd. 11,031 2,702,595
Cincinnati Financial Corp. 4,262 472,230
Everest Group Ltd. 1,134 436,556
Globe Life, Inc. 2,368 290,838
Hartford Financial Services
Group, Inc. (The) 8,225 715,246
Loews Corp. 4,792 349,145
Marsh & McLennan Cos., Inc. 13,332 2,584,275
MetLife, Inc. 16,812 1,165,408
Principal Financial Group, Inc. 6,121 484,171
Progressive Corp. (The) 15,819 2,819,737
Prudential Financial, Inc. 9,667 1,014,358
Travelers Cos., Inc. (The) 6,123 1,294,157
W R Berkley Corp.(a) 5,593 457,955
Willis Towers Watson plc 2,738 674,369
23,661,400
Interactive Media & Services 5.2%
Alphabet, Inc., Class A* 160,310 22,459,431
Common Stocks
Shares Value ($)
Interactive Media & Services
Alphabet, Inc., Class C* 134,921 19,131,798
Match Group, Inc.* 7,200 276,336
Meta Platforms, Inc., Class A* 60,126 23,457,557
65,325,122
IT Services 1.1%
Accenture plc, Class A 17,032 6,197,604
Akamai Technologies, Inc.* 4,174 514,362
Cognizant Technology
Solutions Corp., Class A 13,558 1,045,593
EPAM Systems, Inc.* 1,523 423,561
Gartner, Inc.* 2,090 956,050
International Business
Machines Corp. 24,689 4,534,382
VeriSign, Inc.* 2,472 491,631
14,163,183
Leisure Products 0.0%
†
Hasbro, Inc. 3,575 174,996
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc. 7,876 1,024,668
Bio-Rad Laboratories, Inc.,
Class A* 562 180,340
Bio-Techne Corp. 4,233 297,665
Charles River Laboratories
International, Inc.* 1,435 310,362
Danaher Corp. 17,879 4,289,351
Illumina, Inc.* 4,254 608,365
IQVIA Holdings, Inc.* 5,027 1,046,772
Mettler-Toledo International,
Inc.* 591 707,539
Revvity, Inc.(a) 3,296 353,265
Thermo Fisher Scientific, Inc. 10,447 5,630,724
Waters Corp.* 1,575 500,393
West Pharmaceutical
Services, Inc. 2,017 752,401
15,701,845
Machinery 1.5%
Caterpillar, Inc. 13,869 4,164,999
Cummins, Inc. 3,835 917,715
Deere & Co. 7,242 2,850,306
Dover Corp. 3,840 575,155
Fortive Corp. 9,645 754,046
IDEX Corp. 2,090 442,035
Illinois Tool Works, Inc. 7,387 1,927,268
Ingersoll Rand, Inc. 10,995 878,061
Nordson Corp. 1,405 353,667
Otis Worldwide Corp. 10,945 967,976
PACCAR, Inc. 14,018 1,407,267
Parker-Hannifin Corp. 3,499 1,625,285
Pentair plc 4,417 323,192
Snap-on, Inc. 1,449 420,109
Stanley Black & Decker, Inc. 4,129 385,236
Westinghouse Air Brake
Technologies Corp. 4,919 647,193
Xylem, Inc. 6,618 744,128
19,383,638
Media 0.6%
Charter Communications, Inc.,
Class A*(a) 2,761 1,023,530
Comcast Corp., Class A 109,084 5,076,769
Fox Corp., Class A 6,354 205,234

16 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Media
Fox Corp., Class B 3,623 108,726
Interpublic Group of Cos., Inc.
(The) 10,033 330,989
News Corp., Class A 10,852 267,393
News Corp., Class B 3,040 77,733
Omnicom Group, Inc. 5,288 477,930
Paramount Global, Class B 12,515 182,594
7,750,898
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 39,078 1,551,006
Newmont Corp. 30,885 1,065,841
Nucor Corp. 6,749 1,261,591
Steel Dynamics, Inc. 4,176 504,001
4,382,439
Multi-Utilities 0.5%
Ameren Corp. 7,048 490,329
CenterPoint Energy, Inc.(a) 17,068 476,880
CMS Energy Corp.(a) 8,011 457,909
Consolidated Edison, Inc. 9,195 835,826
Dominion Energy, Inc. 22,626 1,034,461
DTE Energy Co. 5,566 586,768
NiSource, Inc. 11,528 299,382
Public Service Enterprise
Group, Inc.(a) 13,629 790,346
Sempra 16,913 1,210,294
WEC Energy Group, Inc.(a) 8,573 692,355
6,874,550
Office REITs 0.1%
Alexandria Real Estate
Equities, Inc. 4,200 507,780
Boston Properties, Inc. 4,046 269,059
776,839
Oil, Gas & Consumable Fuels 3.1%
APA Corp. 8,417 263,704
Chevron Corp. 47,469 6,998,355
ConocoPhillips 32,106 3,591,698
Coterra Energy, Inc. 20,610 512,777
Devon Energy Corp. 17,593 739,258
Diamondback Energy, Inc. 4,745 729,496
EOG Resources, Inc. 15,768 1,794,241
EQT Corp. 11,142 394,427
Exxon Mobil Corp. 108,526 11,157,558
Hess Corp. 7,588 1,066,342
Kinder Morgan, Inc.(a) 52,490 888,131
Marathon Oil Corp. 16,405 374,854
Marathon Petroleum Corp.(a) 10,211 1,690,941
Occidental Petroleum Corp.(a) 18,077 1,040,693
ONEOK, Inc. 15,843 1,081,285
Phillips 66 11,896 1,716,712
Pioneer Natural Resources
Co. 6,308 1,449,768
Targa Resources Corp. 5,885 499,989
Valero Energy Corp.(a) 9,102 1,264,268
Williams Cos., Inc. (The) 33,411 1,158,025
38,412,522
Passenger Airlines 0.1%
American Airlines Group, Inc.* 16,914 240,686
Delta Air Lines, Inc. 17,423 681,936
Southwest Airlines Co. 16,356 488,881
Common Stocks
Shares Value ($)
Passenger Airlines
United Airlines Holdings, Inc.* 8,510 352,144
1,763,647
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 6,355 838,796
Kenvue, Inc. 46,575 966,897
1,805,693
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co. 55,017 2,688,681
Catalent, Inc.* 4,819 248,853
Eli Lilly & Co. 21,601 13,945,822
Johnson & Johnson 65,224 10,364,093
Merck & Co., Inc. 68,701 8,297,707
Pfizer, Inc. 152,671 4,134,331
Viatris, Inc. 33,539 394,754
Zoetis, Inc., Class A 12,414 2,331,473
42,405,714
Professional Services 0.6%
Automatic Data Processing,
Inc. 11,121 2,733,319
Broadridge Financial
Solutions, Inc. 3,230 659,566
Ceridian HCM Holding, Inc.*(a) 4,324 300,605
Equifax, Inc. 3,320 811,209
Jacobs Solutions, Inc. 3,529 475,603
Leidos Holdings, Inc. 3,577 395,151
Paychex, Inc. 8,820 1,073,659
Paycom Software, Inc. 1,368 260,248
Robert Half, Inc. 2,684 213,485
Verisk Analytics, Inc., Class A 3,935 950,421
7,873,266
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 8,200 707,742
CoStar Group, Inc.* 11,146 930,468
1,638,210
Residential REITs 0.3%
AvalonBay Communities, Inc. 3,797 679,701
Camden Property Trust 2,813 263,972
Equity Residential 9,136 549,896
Essex Property Trust, Inc. 1,796 418,953
Invitation Homes, Inc. 15,413 507,550
Mid-America Apartment
Communities, Inc. 3,037 383,816
UDR, Inc. 8,361 301,163
3,105,051
Retail REITs 0.3%
Federal Realty Investment
Trust 1,931 196,441
Kimco Realty Corp. 18,014 363,883
Realty Income Corp. 21,554 1,172,322
Regency Centers Corp. 4,666 292,418
Simon Property Group, Inc. 8,884 1,231,411
3,256,475
Semiconductors & Semiconductor Equipment 7.6%
Advanced Micro Devices, Inc.* 43,835 7,350,691
Analog Devices, Inc. 13,474 2,591,859
Applied Materials, Inc. 22,619 3,716,302
Broadcom, Inc. 11,890 14,030,200
Enphase Energy, Inc.* 3,592 374,035

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2024 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
First Solar, Inc.* 2,852 417,248
Intel Corp. 114,457 4,930,807
KLA Corp. 3,675 2,183,097
Lam Research Corp. 3,563 2,940,081
Microchip Technology, Inc. 14,499 1,235,025
Micron Technology, Inc. 29,919 2,565,554
Monolithic Power Systems,
Inc. 1,286 775,098
NVIDIA Corp. 66,909 41,167,100
NXP Semiconductors NV 7,005 1,475,043
ON Semiconductor Corp.* 11,463 815,363
Qorvo, Inc.* 2,758 275,083
QUALCOMM, Inc. 30,094 4,469,260
Skyworks Solutions, Inc. 4,181 436,747
Teradyne, Inc.(a) 4,071 393,218
Texas Instruments, Inc. 24,557 3,932,067
96,073,878
Software 9.8%
Adobe, Inc.* 12,348 7,628,347
ANSYS, Inc.* 2,371 777,285
Autodesk, Inc.* 5,845 1,483,519
Cadence Design Systems,
Inc.* 7,344 2,118,450
Fair Isaac Corp.* 678 812,807
Fortinet, Inc.* 17,233 1,111,356
Gen Digital, Inc. 14,557 341,798
Intuit, Inc. 7,578 4,784,219
Microsoft Corp. 201,329 80,044,384
Oracle Corp. 43,125 4,817,063
Palo Alto Networks, Inc.* 8,466 2,865,826
PTC, Inc.* 3,285 593,435
Roper Technologies, Inc. 2,888 1,550,856
Salesforce, Inc.* 26,309 7,395,197
ServiceNow, Inc.* 5,543 4,242,612
Synopsys, Inc.* 4,112 2,193,135
Tyler Technologies, Inc.* 1,142 482,781
123,243,070
Specialized REITs 0.9%
American Tower Corp. 12,708 2,486,320
Crown Castle, Inc. 11,621 1,257,973
Digital Realty Trust, Inc. 8,217 1,154,160
Equinix, Inc. 2,569 2,131,679
Extra Space Storage, Inc. 5,704 823,886
Iron Mountain, Inc. 7,871 531,450
Public Storage 4,257 1,205,540
SBA Communications Corp.,
Class A 2,913 652,104
VICI Properties, Inc., Class A 28,162 848,240
Weyerhaeuser Co. 19,760 647,535
11,738,887
Specialty Retail 1.8%
AutoZone, Inc.* 471 1,300,963
Bath & Body Works, Inc. 6,020 256,813
Best Buy Co., Inc.(a) 5,318 385,502
CarMax, Inc.*(a) 4,265 303,583
Home Depot, Inc. (The) 27,102 9,565,922
Lowe's Cos., Inc. 15,704 3,342,439
O'Reilly Automotive, Inc.* 1,590 1,626,649
Ross Stores, Inc. 9,057 1,270,516
TJX Cos., Inc. (The) 30,934 2,935,946
Common Stocks
Shares Value ($)
Specialty Retail
Tractor Supply Co.(a) 2,937 659,650
Ulta Beauty, Inc.* 1,351 678,270
22,326,253
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc. 396,023 73,026,641
Hewlett Packard Enterprise
Co. 35,066 536,159
HP, Inc. 23,215 666,503
NetApp, Inc. 5,706 497,563
Seagate Technology Holdings
plc(a) 5,168 442,794
Western Digital Corp.* 8,621 493,553
75,663,213
Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica, Inc.* 3,113 1,412,742
NIKE, Inc., Class B 33,096 3,360,237
Ralph Lauren Corp., Class A 1,091 156,744
Tapestry, Inc.(a) 6,299 244,338
VF Corp. 8,220 135,301
5,309,362
Tobacco 0.5%
Altria Group, Inc. 47,822 1,918,619
Philip Morris International, Inc. 42,204 3,834,233
5,752,852
Trading Companies & Distributors 0.3%
Fastenal Co. 15,188 1,036,278
United Rentals, Inc. 1,833 1,146,358
WW Grainger, Inc. 1,183 1,059,542
3,242,178
Water Utilities 0.1%
American Water Works Co.,
Inc. 5,164 640,439
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. 13,759 2,218,364
Total Common Stocks
(cost $584,447,946) 1,101,924,819
Purchased Options 0.2%
Number of
Contracts
Call Options 0.2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
3/15/2024 at USD 4,850.00,
American Style
Notional Amount: USD
64,204,863
Exchange Traded
*
265 1,228,938
S&P 500 E-Mini Index
4/19/2024 at USD 5,075.00,
European Style
Notional Amount: USD
128,409,725
Exchange Traded
*
530 1,225,625
Total Purchased Options
(cost $2,077,294) 2,454,563

18 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Short-Term Investments 7.6%
Shares Value ($)
U.S. Treasury Obligation 7.6%
U.S. Treasury Bills
5.26% 2/22/2024(b) 2,733,000 2,724,612
5.48% 4/18/2024 94,855,000 93,799,520
Total U.S. Treasury
Obligation
(cost $96,497,294) 96,524,132
Total Short-Term Investment
(cost $96,497,294) 96,524,132
Repurchase Agreement 0.1%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $680,127,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$693,729.(c) 680,027 680,027
Total Repurchase Agreement
(cost $680,027) 680,027
Total Investments
(cost $683,702,561) — 95.6% 1,201,583,541
Other assets in excess of liabilities — 4.4% 55,049,625
NET ASSETS — 100.0%
$ 1,256,633,166
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan
as of January 31, 2024 was $29,634,690, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $680,027 and by
$29,951,022 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 2/13/2024 –
8/15/2053, a total value of $30,631,049.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $680,027.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar
Futures contracts outstanding as of January 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 213 3/2024 USD 51,870,825 (170,103)
Net contracts (170,103)
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2024 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,101,924,819 $ – $ – $ 1,101,924,819
Purchased Option 2,454,563 – – 2,454,563
Repurchase Agreement – 680,027 – 680,027
Short-Term Investments – 96,524,132 – 96,524,132
Total Assets $ 1,104,379,382 $ 97,204,159 $ – $ 1,201,583,541
Liabilities:
Futures Contracts $ (170,103) $ – $ – $ (170,103)
Total Liabilities $ (170,103) $ – $ – $ (170,103)
Total $ 1,104,209,279 $ 97,204,159 $ – $ 1,201,413,438

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2024 (Unaudited) - Statement of Investments - 21
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2024:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,454,563
Total $ 2,454,563
Liabilities:
Futures Contracts
Equity risk
Unrealized depreciation from futures contracts $ (170,103)
Total $ (170,103)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 90.4%
Shares Value ($)
Aerospace & Defense 4.2%
Howmet Aerospace, Inc. 148,105 8,332,387
L3Harris Technologies, Inc. 50,837 10,595,448
Northrop Grumman Corp. 12,155 5,430,368
24,358,203
Air Freight & Logistics 1.4%
FedEx Corp. 33,950 8,191,795
Automobiles 1.0%
General Motors Co. 155,214 6,022,303
Banks 9.9%
Bank of America Corp. 235,120 7,996,431
Citigroup, Inc. 128,682 7,228,068
First Horizon Corp. 319,578 4,550,791
JPMorgan Chase & Co. 136,404 23,783,401
Truist Financial Corp. 85,063 3,152,435
US Bancorp 253,715 10,539,321
57,250,447
Biotechnology 3.2%
AbbVie, Inc. 90,811 14,929,329
Amgen, Inc. 11,893 3,737,494
18,666,823
Building Products 1.2%
Johnson Controls International
plc 128,814 6,787,210
Capital Markets 5.0%
CME Group, Inc. 50,086 10,309,702
Goldman Sachs Group, Inc.
(The) 28,581 10,975,390
LPL Financial Holdings, Inc. 18,832 4,504,426
Morgan Stanley 33,336 2,908,233
28,697,751
Chemicals 0.5%
CF Industries Holdings, Inc. 34,660 2,617,177
Commercial Services & Supplies 0.6%
Veralto Corp. 47,752 3,662,101
Communications Equipment 1.8%
Cisco Systems, Inc. 205,462 10,310,083
Construction Materials 2.8%
CRH plc 175,948 12,626,028
Martin Marietta Materials, Inc. 6,719 3,416,074
16,042,102
Diversified Telecommunication Services 2.7%
AT&T, Inc.(a) 891,499 15,770,617
Electric Utilities 1.2%
Constellation Energy Corp.(a) 56,007 6,832,854
Electrical Equipment 1.7%
Eaton Corp. plc 21,856 5,378,325
Hubbell, Inc., Class B 13,085 4,390,933
9,769,258
Financial Services 4.2%
Berkshire Hathaway, Inc.,
Class B* 48,503 18,612,541
Voya Financial, Inc. 78,289 5,665,775
24,278,316
Common Stocks
Shares Value ($)
Food Products 0.6%
Mondelez International, Inc.,
Class A 44,289 3,333,633
Health Care Equipment & Supplies 6.3%
Alcon, Inc.CHF(a) 31,718 2,382,339
Becton Dickinson & Co. 56,534 13,500,884
Medtronic plc 237,511 20,791,713
36,674,936
Health Care Providers & Services 1.9%
UnitedHealth Group, Inc. 21,658 11,083,265
Hotels, Restaurants & Leisure 4.0%
International Game
Technology plc 462,938 12,017,871
Las Vegas Sands Corp. 220,997 10,811,173
22,829,044
Insurance 8.4%
Allstate Corp. (The) 76,784 11,920,716
American International Group,
Inc. 137,131 9,531,976
Assurant, Inc. 42,493 7,136,699
Progressive Corp. (The) 15,438 2,751,824
RenaissanceRe Holdings Ltd. 46,439 10,626,636
Willis Towers Watson plc 27,480 6,768,324
48,736,175
Interactive Media & Services 0.9%
Alphabet, Inc., Class A* 38,693 5,420,889
IT Services 1.0%
International Business
Machines Corp. 32,772 6,018,905
Life Sciences Tools & Services 2.9%
Danaher Corp. 68,679 16,476,779
Media 3.2%
Comcast Corp., Class A 106,795 4,970,239
Interpublic Group of Cos., Inc.
(The)(a) 202,750 6,688,723
Omnicom Group, Inc. 76,232 6,889,848
18,548,810
Metals & Mining 2.7%
Freeport-McMoRan, Inc. 223,853 8,884,726
Newmont Corp. 196,371 6,776,763
15,661,489
Multi-Utilities 0.4%
Dominion Energy, Inc. 56,083 2,564,115
Oil, Gas & Consumable Fuels 9.0%
ConocoPhillips 79,595 8,904,293
Diamondback Energy, Inc. 18,795 2,889,543
EQT Corp. 153,895 5,447,883
Exxon Mobil Corp. 104,989 10,793,919
Marathon Petroleum Corp.(a) 25,990 4,303,944
Occidental Petroleum Corp.(a) 124,395 7,161,420
Phillips 66 60,808 8,775,203
Shell plc, ADR-NL(a) 62,989 3,962,638
52,238,843
Personal Care Products 2.0%
Kenvue, Inc. 555,606 11,534,381
Pharmaceuticals 1.7%
Sanofi SA, ADR 197,845 9,872,465

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - January 31, 2024 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 3.0%
Applied Materials, Inc. 62,354 10,244,762
Intel Corp. 158,015 6,807,286
17,052,048
Software 1.0%
Dolby Laboratories, Inc., Class
A 68,203 5,673,126
Total Common Stocks
(cost $421,918,173) 522,975,943
Purchased Options 0.2%
Number of
Contracts
Call Options 0.2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
3/15/2024 at USD 4,850.00,
American Style
Notional Amount: USD
29,316,183
Exchange Traded
*
121 561,138
S&P 500 E-Mini Index
4/19/2024 at USD 5,075.00,
European Style
Notional Amount: USD
58,632,365
Exchange Traded
*
242 559,625
Total Purchased Options
(cost $948,500) 1,120,763
Short-Term Investments 4.0%
Shares
U.S. Treasury Obligation 4.0%
U.S. Treasury Bills
5.27% 2/22/2024(b) 1,696,000 1,690,795
5.45% 4/18/2024 22,000,000 21,755,199
Total U.S. Treasury
Obligation
(cost $23,440,988) 23,445,994
Total Short-Term Investment
(cost $23,440,988) 23,445,994
Repurchase Agreement 0.2%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $1,205,733,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$1,229,847.(c) 1,205,554 1,205,554
Total Repurchase Agreement
(cost $1,205,554) 1,205,554
Total Investments
(cost $447,513,215) — 94.8% 548,748,254
Other assets in excess of liabilities — 5.2% 29,937,680
NET ASSETS — 100.0%
$ 578,685,934
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan
as of January 31, 2024 was $19,618,287, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $1,205,554 and by
$19,169,439 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 2/29/2024 –
8/15/2053, a total value of $20,374,993.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2024 was
$1,205,554.
ADR American Depositary Receipt
NL Netherlands
Currency:
CHF Switzerland Franc
USD United States Dollar

24 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Futures contracts outstanding as of January 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 780 3/2024 USD 63,792,300 1,925,318
Total long contracts 1,925,318
Short Contracts
S&P 500 E-Mini Index (251) 3/2024 USD (61,124,775) (772,468)
Total short contracts (772,468)
Net contracts 1,152,850
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - January 31, 2024 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

26 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 522,975,943 $ – $ – $ 522,975,943
Futures Contracts 1,925,318 – – 1,925,318
Purchased Option 1,120,763 – – 1,120,763
Repurchase Agreement – 1,205,554 – 1,205,554
Short-Term Investments – 23,445,994 – 23,445,994
Total Assets $ 526,022,024 $ 24,651,548 $ – $ 550,673,572
Liabilities:
Futures Contracts $ (772,468) $ – $ – $ (772,468)
Total Liabilities $ (772,468) $ – $ – $ (772,468)
Total $ 525,249,556 $ 24,651,548 $ – $ 549,901,104

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - January 31, 2024 (Unaudited) - Statement of Investments - 27
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2024:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 1,120,763
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 1,925,318
Total $ 3,046,081
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (772,468)
Total $ (772,468)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Fund
Common Stocks 98 .0%
Shares Value ($)
Aerospace & Defense 1 .8%
Boeing Co. (The)* 32,595 6,878,849
General Dynamics Corp. 57,585 15,259,449
RTX Corp. 62,353 5,681,605
27,819,903
Air Freight & Logistics 1 .1%
CH Robinson Worldwide, Inc. 194,831 16,383,339
Banks 2 .2%
JPMorgan Chase & Co. 196,669 34,291,207
Beverages 2 .2%
Constellation Brands, Inc.,
Class A 56,350 13,810,258
Monster Beverage Corp.* 374,861 20,624,852
34,435,110
Biotechnology 2 .0%
AbbVie, Inc. 82,394 13,545,573
Alnylam Pharmaceuticals, Inc.* 7,632 1,319,649
Biogen, Inc.* 12,357 3,047,978
Gilead Sciences, Inc. 27,755 2,172,106
Moderna, Inc.*(a) 5,275 533,039
Regeneron Pharmaceuticals,
Inc.* 4,454 4,199,142
Vertex Pharmaceuticals, Inc.* 12,531 5,430,685
30,248,172
Broadline Retail 5 .4%
Amazon.com, Inc.* 532,115 82,584,248
Building Products 1 .1%
Builders FirstSource, Inc.* 57,194 9,936,314
Johnson Controls International
plc 57,529 3,031,203
Trane Technologies plc 15,202 3,831,664
16,799,181
Capital Markets 3 .9%
Ares Management Corp.,
Class A 180,181 21,888,388
Intercontinental Exchange, Inc. 72,609 9,245,304
KKR & Co., Inc. 128,906 11,160,681
S&P Global, Inc. 39,999 17,933,552
60,227,925
Chemicals 1 .9%
Celanese Corp., Class A 51,370 7,514,917
FMC Corp. 79,490 4,467,338
Linde plc 28,554 11,559,516
PPG Industries, Inc. 42,261 5,960,492
29,502,263
Commercial Services & Supplies 0 .4%
Waste Connections, Inc. 40,915 6,352,463
Containers & Packaging 0 .3%
Ball Corp.(a) 41,145 2,281,490
Crown Holdings, Inc. 35,013 3,098,651
5,380,141
Electric Utilities 1 .9%
Edison International 117,470 7,926,876
Exelon Corp. 159,398 5,548,644
NextEra Energy, Inc. 125,629 7,365,628
PG&E Corp. 542,718 9,155,653
29,996,801
Common Stocks
Shares Value ($)
Electrical Equipment 0 .2%
Emerson Electric Co. 29,129 2,672,003
Energy Equipment & Services 0 .3%
Schlumberger NV 86,251 4,200,424
Entertainment 1 .4%
Netflix, Inc.* 24,176 13,637,923
Spotify Technology SA* 36,162 7,787,487
21,425,410
Financial Services 5 .2%
Berkshire Hathaway, Inc.,
Class B* 90,199 34,612,964
Block, Inc., Class A* 140,695 9,146,582
FleetCor Technologies, Inc.* 28,157 8,163,559
Global Payments, Inc. 82,758 11,025,849
PayPal Holdings, Inc.* 83,312 5,111,191
Visa, Inc., Class A 42,881 11,717,662
79,777,807
Gas Utilities 0 .4%
Atmos Energy Corp.(a) 53,080 6,047,935
Ground Transportation 1 .1%
Uber Technologies, Inc.* 262,353 17,123,780
Health Care Equipment & Supplies 2 .5%
Abbott Laboratories 80,611 9,121,135
Boston Scientific Corp.* 151,824 9,604,386
Dexcom, Inc.* 48,496 5,884,990
Edwards Lifesciences Corp.* 80,731 6,334,961
Insulet Corp.* 18,960 3,618,895
Stryker Corp. 12,190 4,089,501
38,653,868
Health Care Providers & Services 3 .7%
Cencora, Inc.(a) 45,954 10,692,577
Centene Corp.* 96,273 7,250,319
Elevance Health, Inc. 13,804 6,811,446
HCA Healthcare, Inc. 21,903 6,678,225
Humana, Inc. 9,646 3,646,767
Laboratory Corp. of America
Holdings 15,924 3,539,905
Molina Healthcare, Inc.* 11,931 4,252,686
UnitedHealth Group, Inc. 26,264 13,440,339
56,312,264
Health Care REITs 0 .4%
Welltower, Inc. 77,470 6,701,930
Hotels, Restaurants & Leisure 1 .5%
Chipotle Mexican Grill, Inc.,
Class A* 6,008 14,471,890
Marriott International, Inc.,
Class A 34,178 8,193,492
22,665,382
Household Durables 0 .7%
Lennar Corp., Class A 71,422 10,702,587
Industrial REITs 0 .5%
Prologis, Inc. 62,229 7,883,792
Insurance 2 .4%
Arch Capital Group Ltd.* 65,418 5,392,406
Chubb Ltd. 34,478 8,447,110
Everest Group Ltd. 17,889 6,886,729
Marsh & McLennan Cos., Inc. 27,924 5,412,788

Nationwide Fund - January 31, 2024 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Insurance
Progressive Corp. (The) 58,737 10,469,870
36,608,903
Interactive Media & Services 5 .9%
Alphabet, Inc., Class A* 357,180 50,040,918
Meta Platforms, Inc., Class A* 103,956 40,557,394
90,598,312
Life Sciences Tools & Services 1 .4%
Agilent Technologies, Inc. 41,813 5,439,871
Danaher Corp. 54,352 13,039,588
Illumina, Inc.* 24,084 3,444,253
21,923,712
Machinery 1 .2%
Deere & Co. 1,713 674,203
Fortive Corp. 133,113 10,406,774
Ingersoll Rand, Inc. 90,632 7,237,871
18,318,848
Media 0 .6%
Omnicom Group, Inc. 103,378 9,343,304
Oil, Gas & Consumable Fuels 4 .5%
BP plc, ADR-UK 63,279 2,221,093
EQT Corp. 78,520 2,779,608
Exxon Mobil Corp. 289,454 29,758,766
Marathon Petroleum Corp. 69,683 11,539,505
Shell plc, ADR-NL 286,451 18,020,632
Targa Resources Corp. 51,282 4,356,919
68,676,523
Passenger Airlines 1 .2%
Delta Air Lines, Inc. 470,782 18,426,407
Personal Care Products 0 .6%
Haleon plc, ADR(a) 1,219,251 9,997,858
Pharmaceuticals 4 .4%
AstraZeneca plc, ADR-UK 102,921 6,858,655
Eli Lilly & Co. 37,554 24,245,238
GSK plc, ADR 114,051 4,498,172
Merck & Co., Inc. 163,508 19,748,496
Novartis AG, ADR-CH 51,106 5,287,938
Zoetis, Inc., Class A 36,873 6,925,118
67,563,617
Professional Services 0 .7%
Ceridian HCM Holding, Inc.*(a) 111,816 7,773,448
Equifax, Inc. 14,391 3,516,297
11,289,745
Real Estate Management & Development 0 .7%
CBRE Group, Inc., Class A* 93,654 8,083,277
CoStar Group, Inc.* 35,483 2,962,121
11,045,398
Semiconductors & Semiconductor Equipment 6 .7%
Advanced Micro Devices, Inc.* 172,468 28,921,159
First Solar, Inc.* 15,392 2,251,850
KLA Corp. 20,257 12,033,468
Marvell Technology, Inc. 107,603 7,284,723
Micron Technology, Inc. 118,523 10,163,347
NVIDIA Corp. 42,680 26,259,724
Texas Instruments, Inc. 100,687 16,122,002
103,036,273
Software 15 .5%
Adobe, Inc.* 43,448 26,841,306
Common Stocks
Shares Value ($)
Software
HubSpot, Inc.* 19,727 12,053,197
Intuit, Inc. 36,472 23,025,868
Microsoft Corp. 353,823 140,672,948
ServiceNow, Inc.* 31,946 24,451,468
Synopsys, Inc.* 21,626 11,534,227
238,579,014
Specialized REITs 0 .3%
Extra Space Storage, Inc. 32,514 4,696,322
Specialty Retail 2 .3%
AutoZone, Inc.* 3,733 10,311,032
TJX Cos., Inc. (The) 264,419 25,096,007
35,407,039
Technology Hardware, Storage & Peripherals 4 .8%
Apple, Inc. 402,575 74,234,830
Tobacco 1 .4%
Philip Morris International, Inc. 233,721 21,233,553
Trading Companies & Distributors 0 .2%
AerCap Holdings NV* 34,690 2,655,866
Wireless Telecommunication Services 1 .1%
T-Mobile US, Inc. 109,158 17,599,544
Total Common Stocks
(cost $1,050,912,675) 1,509,423,003
Exchange Traded Fund 1 .8%
Equity Fund 1.8%
SPDR S&P 500 ETF Trust 59,042 28,510,201
Total Exchange Traded Fund
(cost $26,501,098) 28,510,201
Repurchase Agreements 0 .7%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $2,669,057,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$2,722,438.(b) 2,668,663 2,668,663
Santander US Capital
Markets,
5.30%, dated 1/31/2024,
due 2/1/2024, repurchase
price $3,695,732,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.00%, maturing
2/6/2024 - 5/15/2053; total
market value $3,769,646.
(b) 3,695,187 3,695,187

30 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale,
5.28%, dated 1/31/2024,
due 2/1/2024, repurchase
price $4,000,587,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 4.13%, maturing
6/15/2026 - 7/31/2028;
total market value
$4,080,000.(b) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $10,363,850) 10,363,850
Total Investments
(cost $1,087,777,623) — 100.5% 1,548,297,054
Liabilities in excess of other assets — (0.5)% (7,670,065)
NET ASSETS — 100.0%
$ 1,540,626,989
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $15,244,641, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $10,363,850 and by $5,381,930 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 2/29/2024 – 8/15/2053, a total value of
$15,745,780.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $10,363,850.
ADR American Depositary Receipt
CH Switzerland
ETF Exchange Traded Fund
NL Netherlands
REIT Real Estate Investment Trust
UK United Kingdom

Nationwide Fund - January 31, 2024 (Unaudited) - Statement of Investments - 31
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

32 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,509,423,003 $ – $ – $ 1,509,423,003
Exchange Traded Fund 28,510,201 – – 28,510,201
Repurchase Agreements – 10,363,850 – 10,363,850
Total $ 1,537,933,204 $ 10,363,850 $ – $ 1,548,297,054
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Mid Cap Growth Fund - January 31, 2024 (Unaudited) - Statement of Investments - 33
Common Stocks 98.2%
Shares Value ($)
Aerospace & Defense 6.9%
Axon Enterprise, Inc.* 38,835 9,672,245
HEICO Corp., Class A 38,113 5,391,846
15,064,091
Broadline Retail 0.5%
Etsy, Inc.*(a) 14,981 997,135
Building Products 2.7%
Advanced Drainage Systems,
Inc.(a) 35,907 4,682,991
Fortune Brands Innovations,
Inc.(a) 17,213 1,335,557
6,018,548
Capital Markets 3.2%
Intercontinental Exchange, Inc. 37,620 4,790,155
Raymond James Financial,
Inc. 21,083 2,322,925
7,113,080
Commercial Services & Supplies 5.4%
Copart, Inc.* 187,377 9,001,591
Rollins, Inc. 64,279 2,783,924
11,785,515
Construction Materials 1.0%
Vulcan Materials Co. 9,324 2,107,317
Distributors 2.7%
Pool Corp.(a) 16,211 6,018,334
Electrical Equipment 0.3%
Generac Holdings, Inc.* 5,546 630,414
Electronic Equipment, Instruments & Components 7.4%
Amphenol Corp., Class A 79,223 8,009,445
Cognex Corp.(a) 17,856 645,316
Keysight Technologies, Inc.* 39,891 6,113,695
Trimble, Inc.* 27,564 1,401,905
16,170,361
Financial Services 4.8%
Fiserv, Inc.* 46,848 6,646,326
Global Payments, Inc. 29,014 3,865,535
10,511,861
Food Products 0.3%
Freshpet, Inc.*(a) 7,152 615,787
Ground Transportation 1.2%
Old Dominion Freight Line, Inc. 6,749 2,638,994
Health Care Equipment & Supplies 7.9%
Align Technology, Inc.* 4,367 1,167,386
Cooper Cos., Inc. (The) 5,824 2,172,527
IDEXX Laboratories, Inc.* 11,592 5,970,807
Shockwave Medical, Inc.* 8,520 1,927,650
STERIS plc 28,009 6,132,571
17,370,941
Health Care Providers & Services 0.4%
HealthEquity, Inc.* 11,559 873,629
Household Products 2.2%
Church & Dwight Co., Inc. 48,637 4,856,404
Insurance 1.6%
Ryan Specialty Holdings, Inc.,
Class A* 79,083 3,425,876
Common Stocks
Shares Value ($)
IT Services 5.3%
EPAM Systems, Inc.* 12,463 3,466,085
Gartner, Inc.* 17,875 8,176,740
11,642,825
Life Sciences Tools & Services 2.2%
Charles River Laboratories
International, Inc.* 3,400 735,352
Repligen Corp.* 21,700 4,109,980
4,845,332
Machinery 2.2%
IDEX Corp. 23,053 4,875,710
Professional Services 6.3%
Broadridge Financial
Solutions, Inc. 25,398 5,186,272
SS&C Technologies Holdings,
Inc. 22,225 1,356,169
Verisk Analytics, Inc., Class A 30,125 7,276,091
13,818,532
Real Estate Management & Development 3.1%
CoStar Group, Inc.* 80,714 6,738,005
Semiconductors & Semiconductor Equipment 1.1%
Monolithic Power Systems,
Inc. 3,870 2,332,526
Software 17.0%
ANSYS, Inc.* 19,065 6,250,079
BlackLine, Inc.* 15,642 917,872
Cadence Design Systems,
Inc.* 16,351 4,716,609
HubSpot, Inc.* 6,832 4,174,352
Intuit, Inc. 13,669 8,629,650
Roper Technologies, Inc. 11,494 6,172,278
Tyler Technologies, Inc.* 15,181 6,417,768
37,278,608
Specialty Retail 8.5%
Burlington Stores, Inc.* 21,730 4,153,690
O'Reilly Automotive, Inc.* 9,609 9,830,487
Ulta Beauty, Inc.* 9,329 4,683,624
18,667,801
Textiles, Apparel & Luxury Goods 2.0%
Lululemon Athletica, Inc.* 9,626 4,368,471
Trading Companies & Distributors 2.0%
Watsco, Inc. 11,152 4,360,209
Total Common Stocks
(cost $85,471,263) 215,126,306
Rights 0.0%
†
Number of
Rights
Health Care Equipment & Supplies 0.0%
†
ABIOMED, Inc., CVR*^∞ 15,020 0
Total Rights
(cost $15,321) 0

34 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Repurchase Agreements 0.1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $208,239,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$212,403.(b) 208,208 208,208
Natixis Securities Americas
LLC,
5.29%, dated 1/31/2024,
due 2/1/2024,
repurchase price $3,520,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.13%, maturing
2/15/2024 - 2/15/2033;
total market value $3,590.
(b) 3,519 3,519
Total Repurchase Agreements
(cost $211,727) 211,727
Total Investments
(cost $85,698,311) — 98.3% 215,338,033
Other assets in excess of liabilities — 1.7% 3,818,137
NET ASSETS — 100.0%
$ 219,156,170
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $5,089,567, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $211,727 and by $5,149,971 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 2/29/2024 – 8/15/2053, a total value of $5,361,698.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $211,727.
CVR Contingent Value Rights

Nationwide Geneva Mid Cap Growth Fund - January 31, 2024 (Unaudited) - Statement of Investments - 35
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

36 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 215,126,306 $ – $ – $ 215,126,306
Repurchase Agreements – 211,727 – 211,727
Rights – – – –
Total $ 215,126,306 $ 211,727 $ – $ 215,338,033
As of January 31, 2024, the fund held one rights investment that was categorized as a Level 3 investment which was valued at
$0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide GQG US Quality Equity Fund - January 31, 2024 (Unaudited) - Statement of Investments - 37
Common Stocks 98 .8%
Shares Value ($)
Automobiles 1 .3%
Ford Motor Co.(a) 109,754 1,286,317
Broadline Retail 4 .9%
Amazon.com, Inc.* 31,338 4,863,658
Capital Markets 2 .4%
KKR & Co., Inc. 27,380 2,370,560
Construction Materials 1 .2%
Martin Marietta Materials, Inc. 2,288 1,163,265
Entertainment 2 .5%
Netflix, Inc.* 4,446 2,508,033
Financial Services 3 .9%
Visa, Inc., Class A(a) 14,154 3,867,722
Ground Transportation 3 .2%
Uber Technologies, Inc.* 48,993 3,197,773
Health Care Equipment & Supplies 0 .1%
Intuitive Surgical, Inc.* 164 62,028
Health Care Providers & Services 0 .0%
†
UnitedHealth Group, Inc. 98 50,151
Household Durables 2 .2%
DR Horton, Inc. 15,167 2,167,516
Independent Power and Renewable Electricity Producers
1 .1%
Vistra Corp. 25,614 1,050,942
Interactive Media & Services 13 .8%
Alphabet, Inc., Class C* 40,146 5,692,703
Meta Platforms, Inc., Class A* 20,488 7,993,188
13,685,891
IT Services 1 .6%
Snowflake, Inc., Class A* 8,122 1,588,988
Oil, Gas & Consumable Fuels 3 .6%
Canadian Natural Resources
Ltd. 55,663 3,561,875
Pharmaceuticals 10 .7%
Eli Lilly & Co. 11,565 7,466,480
Novo Nordisk A/S, ADR-DK 27,593 3,166,021
10,632,501
Semiconductors & Semiconductor Equipment 23 .4%
Advanced Micro Devices, Inc.* 17,893 3,000,477
ARM Holdings plc, ADR*(a) 20,118 1,421,739
Broadcom, Inc. 3,876 4,573,680
Lam Research Corp. 3,431 2,831,159
Micron Technology, Inc. 13,609 1,166,972
NVIDIA Corp. 16,523 10,166,106
23,160,133
Common Stocks
Shares Value ($)
Software 22 .9%
AppLovin Corp., Class A* 93,680 3,853,058
Datadog, Inc., Class A* 8,859 1,102,414
Intuit, Inc. 3,259 2,057,504
Microsoft Corp. 15,906 6,323,908
Salesforce, Inc.* 10,661 2,996,701
ServiceNow, Inc.* 4,306 3,295,812
Synopsys, Inc.* 5,637 3,006,494
22,635,891
Total Common Stocks
(cost $69,150,511) 97,853,244
Repurchase Agreement 1 .3%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $1,330,045,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$1,356,645.(b) 1,329,848 1,329,848
Total Repurchase Agreement
(cost $1,329,848) 1,329,848
Total Investments
(cost $70,480,359) — 100.1% 99,183,092
Liabilities in excess of other assets — (0.1)% (130,270)
NET ASSETS — 100.0%
$ 99,052,822
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $5,722,430, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,329,848 and by $4,595,419 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 2/13/2024 – 8/15/2053, a total value of
$5,925,267.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $1,329,848.
ADR American Depositary Receipt
DK Denmark

38 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide GQG US Quality Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide GQG US Quality Equity Fund - January 31, 2024 (Unaudited) - Statement of Investments - 39
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 97,853,244 $ – $ – $ 97,853,244
Repurchase Agreement – 1,329,848 – 1,329,848
Total $ 97,853,244 $ 1,329,848 $ – $ 99,183,092
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

40 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis All Cap Growth Fund
Common Stocks 98 .9%
Shares Value ($)
Aerospace & Defense 4 .4%
Boeing Co. (The)* 40,513 8,549,863
Air Freight & Logistics 1 .3%
Expeditors International of
Washington, Inc. 19,537 2,468,109
Automobile Components 0 .8%
Mobileye Global, Inc., Class
A*(a) 56,792 1,468,641
Automobiles 3 .3%
Tesla, Inc.* 33,833 6,336,583
Beverages 4 .6%
Boston Beer Co., Inc. (The),
Class A* 5,356 1,870,690
Monster Beverage Corp.* 126,327 6,950,512
8,821,202
Biotechnology 5 .3%
Alnylam Pharmaceuticals, Inc.* 22,303 3,856,411
CRISPR Therapeutics AG*(a) 25,205 1,586,655
Regeneron Pharmaceuticals,
Inc.* 5,160 4,864,745
10,307,811
Broadline Retail 6 .3%
Alibaba Group Holding Ltd.,
ADR-CN 20,236 1,460,432
Amazon.com, Inc.* 69,368 10,765,914
12,226,346
Capital Markets 4 .4%
FactSet Research Systems,
Inc. 6,166 2,934,523
MSCI, Inc., Class A 5,101 3,053,560
SEI Investments Co. 38,478 2,433,349
8,421,432
Entertainment 7 .7%
Netflix, Inc.* 17,665 9,965,003
Walt Disney Co. (The) 50,199 4,821,614
14,786,617
Financial Services 6 .2%
Block, Inc., Class A* 29,671 1,928,912
PayPal Holdings, Inc.* 27,710 1,700,009
Visa, Inc., Class A(a) 30,221 8,258,190
11,887,111
Health Care Equipment & Supplies 1 .1%
Intuitive Surgical, Inc.* 5,803 2,194,811
Health Care Technology 3 .1%
Doximity, Inc., Class A*(a) 94,030 2,534,108
Veeva Systems, Inc., Class
A*(a) 16,804 3,485,318
6,019,426
Hotels, Restaurants & Leisure 3 .2%
Starbucks Corp. 32,985 3,068,595
Yum China Holdings, Inc. 41,577 1,438,148
Yum! Brands, Inc. 13,111 1,697,743
6,204,486
Interactive Media & Services 12 .9%
Alphabet, Inc., Class A* 50,760 7,111,476
Alphabet, Inc., Class C* 17,123 2,428,041
Common Stocks
Shares Value ($)
Interactive Media & Services
Meta Platforms, Inc., Class A* 39,025 15,225,214
24,764,731
IT Services 1 .7%
Shopify, Inc., Class A* 40,642 3,254,205
Life Sciences Tools & Services 1 .2%
Illumina, Inc.* 16,681 2,385,550
Machinery 0 .7%
Deere & Co. 3,209 1,262,998
Pharmaceuticals 3 .6%
Novartis AG, ADR-CH 15,614 1,615,580
Novo Nordisk A/S, ADR-DK(a) 31,762 3,644,372
Roche Holding AG, ADR(a) 47,200 1,658,608
6,918,560
Semiconductors & Semiconductor Equipment 11 .2%
ARM Holdings plc, ADR*(a) 40,052 2,830,475
NVIDIA Corp. 24,810 15,264,849
QUALCOMM, Inc. 23,563 3,499,341
21,594,665
Software 15 .3%
Autodesk, Inc.* 24,195 6,140,933
Microsoft Corp. 16,120 6,408,989
Oracle Corp. 70,000 7,819,000
Salesforce, Inc.* 16,589 4,663,002
Workday, Inc., Class A* 15,568 4,531,378
29,563,302
Textiles, Apparel & Luxury Goods 0 .6%
Under Armour, Inc., Class A* 154,866 1,180,079
Total Common Stocks
(cost $99,905,988) 190,616,528
Repurchase Agreements 4 .2%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $5,591,716,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$5,703,550.(b) 5,590,891 5,590,891

Nationwide Loomis All Cap Growth Fund - January 31, 2024 (Unaudited) - Statement of Investments - 41
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale,
5.28%, dated 1/31/2024,
due 2/1/2024, repurchase
price $2,471,664,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 4.13%, maturing
6/15/2026 - 7/31/2028;
total market value
$2,520,727.(b) 2,471,301 2,471,301
Total Repurchase Agreements
(cost $8,062,192) 8,062,192
Total Investments
(cost $107,968,180) — 103.1% 198,678,720
Liabilities in excess of other assets — (3.1)% (6,030,113)
NET ASSETS — 100.0%
$ 192,648,607
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $19,810,043, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $8,062,192 and by $12,286,439 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 2/13/2024 – 8/15/2053, a total value of
$20,348,631.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $8,062,192.
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark

42 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Loomis All Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Loomis All Cap Growth Fund - January 31, 2024 (Unaudited) - Statement of Investments - 43
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 190,616,528 $ – $ – $ 190,616,528
Repurchase Agreements – 8,062,192 – 8,062,192
Total $ 190,616,528 $ 8,062,192 $ – $ 198,678,720
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

44 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Small Company Growth Fund
Common Stocks 96 .9%
Shares Value ($)
Biotechnology 6 .2%
Ironwood Pharmaceuticals,
Inc., Class A* 135,336 1,920,418
Vericel Corp.* 150,953 6,487,960
8,408,378
Electrical Equipment 0 .9%
Vicor Corp.*(a) 33,982 1,280,102
Electronic Equipment, Instruments & Components 3 .2%
Cognex Corp.(a) 119,680 4,325,235
Health Care Equipment & Supplies 8 .3%
Glaukos Corp.* 62,504 5,564,731
Inari Medical, Inc.*(a) 11,438 651,394
Inogen, Inc.* 73,923 525,962
Neogen Corp.*(a) 57,347 888,879
OrthoPediatrics Corp.*(a) 79,694 2,081,607
QuidelOrtho Corp.* 5,162 353,649
Shockwave Medical, Inc.* 1,496 338,470
Tandem Diabetes Care, Inc.* 41,134 937,855
11,342,547
Health Care Technology 4 .4%
Veeva Systems, Inc., Class A* 28,669 5,946,238
Life Sciences Tools & Services 14 .3%
10X Genomics, Inc., Class A* 77,251 3,219,049
Bio-Techne Corp. 72,731 5,114,444
CryoPort, Inc.* 179,279 2,601,338
Cytek Biosciences, Inc.*(a) 321,983 2,430,972
Repligen Corp.*(a) 32,810 6,214,214
19,580,017
Machinery 3 .9%
Energy Recovery, Inc.*(a) 79,057 1,226,174
Helios Technologies, Inc.(a) 98,570 4,066,998
5,293,172
Professional Services 3 .3%
Paycom Software, Inc. 23,755 4,519,151
Software 48 .9%
Alarm.com Holdings, Inc.* 104,701 6,367,915
Alteryx, Inc., Class A* 4,651 220,736
ANSYS, Inc.* 18,309 6,002,239
Appfolio, Inc., Class A* 28,929 6,342,973
Clearwater Analytics Holdings,
Inc., Class A* 78,970 1,488,585
Datadog, Inc., Class A* 50,310 6,260,576
DoubleVerify Holdings, Inc.* 37,949 1,518,339
Enfusion, Inc., Class A*(a) 305,863 2,416,318
Guidewire Software, Inc.* 56,193 6,275,634
Manhattan Associates, Inc.*(a) 26,474 6,421,533
nCino, Inc.* 85,162 2,680,900
Olo, Inc., Class A* 443,347 2,292,104
PROS Holdings, Inc.* 28,418 978,148
Q2 Holdings, Inc.*(a) 80,959 3,444,805
Smartsheet, Inc., Class A* 136,804 6,152,076
Tyler Technologies, Inc.* 12,418 5,249,710
Workiva, Inc., Class A*(a) 28,691 2,666,542
66,779,133
Trading Companies & Distributors 3 .5%
Xometry, Inc., Class A*(a) 148,690 4,784,844
Total Common Stocks
(cost $101,372,274) 132,258,817
Rights 0 .0%
†
Number of
Rights
Value ($)
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 17,107 0
Total Rights
(cost $17,449) 0
Repurchase Agreements 2 .4%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $1,320,414,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$1,346,821.(b) 1,320,218 1,320,218
Santander US Capital
Markets,
5.30%, dated 1/31/2024,
due 2/1/2024, repurchase
price $1,925,357,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.00%, maturing
2/6/2024 - 5/15/2053; total
market value $1,963,863.
(b) 1,925,073 1,925,073
Total Repurchase Agreements
(cost $3,245,291) 3,245,291
Total Investments
(cost $104,635,014) — 99.3% 135,504,108
Other assets in excess of liabilities — 0.7% 922,865
NET ASSETS — 100.0%
$ 136,426,973
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $9,965,507, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,245,291 and by $7,378,239 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 2/29/2024 – 8/15/2053, a total value of
$10,623,530.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $3,245,291.

Nationwide Small Company Growth Fund - January 31, 2024 (Unaudited) - Statement of Investments - 45
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

46 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Small Company Growth Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 132,258,817 $ – $ – $ 132,258,817
Repurchase Agreements – 3,245,291 – 3,245,291
Rights – – – –
Total $ 132,258,817 $ 3,245,291 $ – $ 135,504,108
As of January 31, 2024, the fund held one rights investment that was categorized as a Level 3 investment which was valued at
$0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide WCM Focused Small Cap Fund - January 31, 2024 (Unaudited) - Statement of Investments - 47
Common Stocks 95 .0%
Shares Value ($)
Automobile Components 2 .9%
Dorman Products, Inc.* 77,100 6,276,711
Broadline Retail 1 .8%
Ollie's Bargain Outlet
Holdings, Inc.* 55,100 3,963,343
Building Products 10 .7%
American Woodmark Corp.* 71,800 6,553,904
AZEK Co., Inc. (The), Class A* 150,900 5,818,704
CSW Industrials, Inc. 21,600 4,569,912
Hayward Holdings, Inc.*(a) 522,800 6,545,456
23,487,976
Capital Markets 3 .4%
Virtus Investment Partners,
Inc. 31,500 7,437,465
Chemicals 7 .2%
Ashland, Inc. 58,500 5,476,770
Element Solutions, Inc. 467,700 10,396,971
15,873,741
Commercial Services & Supplies 3 .4%
SP Plus Corp.* 47,808 2,473,108
UniFirst Corp. 30,000 5,082,600
7,555,708
Construction & Engineering 7 .0%
API Group Corp.* 300,900 9,484,368
EMCOR Group, Inc. 25,900 5,908,049
15,392,417
Consumer Staples Distribution & Retail 2 .4%
Grocery Outlet Holding Corp.* 217,000 5,377,260
Electronic Equipment, Instruments & Components 5 .8%
ePlus, Inc.* 170,200 12,856,908
Food Products 2 .3%
Lancaster Colony Corp.(a) 27,900 5,127,462
Ground Transportation 3 .4%
Landstar System, Inc.(a) 39,500 7,572,940
Health Care Equipment & Supplies 2 .5%
ICU Medical, Inc.* 58,852 5,386,723
Health Care Providers & Services 11 .4%
Addus HomeCare Corp.* 131,500 11,387,900
AMN Healthcare Services,
Inc.* 45,300 3,352,653
DocGo, Inc.*(a) 751,000 2,778,700
Ensign Group, Inc. (The) 67,600 7,653,672
25,172,925
Hotels, Restaurants & Leisure 2 .7%
Wyndham Hotels & Resorts,
Inc. 76,600 5,969,438
Insurance 4 .0%
Enstar Group Ltd.* 32,800 8,753,992
Machinery 3 .6%
Hillman Solutions Corp.* 912,800 8,023,512
Personal Care Products 3 .1%
Inter Parfums, Inc. 49,200 6,846,180
Professional Services 5 .7%
Verra Mobility Corp., Class A* 521,300 12,464,283
Common Stocks
Shares Value ($)
Real Estate Management & Development 2 .7%
Cushman & Wakefield plc* 557,300 5,862,796
Software 3 .4%
MeridianLink, Inc.*(a) 324,500 7,382,375
Specialty Retail 2 .7%
America's Car-Mart, Inc.*(a) 64,200 3,909,138
Boot Barn Holdings, Inc.*(a) 28,100 2,015,894
5,925,032
Trading Companies & Distributors 2 .9%
Beacon Roofing Supply, Inc.* 76,200 6,316,218
Total Common Stocks
(cost $169,340,568) 209,025,405
Repurchase Agreement 0 .6%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $1,337,125,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$1,363,867.(b) 1,336,927 1,336,927
Total Repurchase Agreement
(cost $1,336,927) 1,336,927
Total Investments
(cost $170,677,495) — 95.6% 210,362,332
Other assets in excess of liabilities — 4.4% 9,691,334
NET ASSETS — 100.0%
$ 220,053,666
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $9,125,474, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,336,927 and by $8,264,600 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 2/13/2024 – 8/15/2053, a total value of
$9,601,527.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $1,336,927.

48 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide WCM Focused Small Cap Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide WCM Focused Small Cap Fund - January 31, 2024 (Unaudited) - Statement of Investments - 49
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 209,025,405 $ – $ – $ 209,025,405
Repurchase Agreement – 1,336,927 – 1,336,927
Total $ 209,025,405 $ 1,336,927 $ – $ 210,362,332
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Small Cap Growth Fund - January 31, 2024 (Unaudited) - Statement of Investments - 1
Common Stocks 95 .6%
Shares Value ($)
Automobile Components 2 .8%
Dorman Products, Inc.* 212,757 17,320,547
Fox Factory Holding Corp.* 408,266 25,737,089
43,057,636
Banks 1 .0%
Axos Financial, Inc.* 262,703 14,561,627
Biotechnology 0 .7%
Vericel Corp.* 248,354 10,674,255
Broadline Retail 1 .7%
Ollie's Bargain Outlet
Holdings, Inc.* 364,533 26,220,859
Building Products 5 .3%
AAON, Inc.(a) 593,704 41,654,273
Trex Co., Inc.* 465,563 37,934,073
79,588,346
Chemicals 2 .5%
Balchem Corp. 269,740 37,806,758
Commercial Services & Supplies 2 .2%
Casella Waste Systems, Inc.,
Class A* 385,797 32,923,916
Communications Equipment 0 .8%
Digi International, Inc.* 509,678 12,390,272
Construction & Engineering 3 .7%
Construction Partners, Inc.,
Class A* 1,236,210 56,247,555
Consumer Staples Distribution & Retail 0 .8%
Grocery Outlet Holding Corp.* 504,849 12,510,158
Diversified Consumer Services 1 .4%
Bright Horizons Family
Solutions, Inc.*(a) 212,895 20,916,934
Electronic Equipment, Instruments & Components 5 .1%
ePlus, Inc.* 444,022 33,541,422
Novanta, Inc.* 278,019 42,967,836
76,509,258
Financial Services 0 .8%
I3 Verticals, Inc., Class A* 670,896 12,572,591
Food Products 1 .9%
J & J Snack Foods Corp.(a) 184,191 29,328,733
Ground Transportation 1 .5%
Marten Transport Ltd.(a) 1,197,618 22,155,933
Health Care Equipment & Supplies 5 .3%
Globus Medical, Inc., Class A* 563,019 29,721,773
LeMaitre Vascular, Inc.(a) 323,571 18,780,061
Neogen Corp.* 776,711 12,039,020
Omnicell, Inc.* 229,687 7,389,031
STAAR Surgical Co.*(a) 256,363 7,180,728
UFP Technologies, Inc.* 29,416 4,956,890
80,067,503
Health Care Providers & Services 1 .5%
HealthEquity, Inc.* 292,918 22,138,743
Health Care Technology 1 .4%
Certara, Inc.*(a) 1,359,187 21,964,462
Hotels, Restaurants & Leisure 2 .9%
Texas Roadhouse, Inc., Class
A 344,798 43,348,005
Common Stocks
Shares Value ($)
Household Products 1 .3%
WD-40 Co.(a) 78,645 20,367,482
Insurance 4 .4%
Kinsale Capital Group, Inc.(a) 148,199 58,919,477
Palomar Holdings, Inc.* 125,543 7,516,259
66,435,736
IT Services 1 .5%
Perficient, Inc.*(a) 345,289 23,524,540
Life Sciences Tools & Services 3 .3%
Azenta, Inc.*(a) 184,058 12,000,582
BioLife Solutions, Inc.* 317,479 5,397,143
Bio-Techne Corp. 366,460 25,769,467
Mesa Laboratories, Inc.(a) 71,168 6,520,412
49,687,604
Machinery 8 .2%
Barnes Group, Inc. 98,674 3,267,096
Donaldson Co., Inc. 260,204 16,806,577
ESCO Technologies, Inc. 314,582 32,046,468
RBC Bearings, Inc.*(a) 207,100 55,614,634
SPX Technologies, Inc.* 168,191 16,926,742
124,661,517
Passenger Airlines 0 .5%
Allegiant Travel Co. 90,363 7,084,459
Professional Services 7 .7%
ExlService Holdings, Inc.*(a) 1,622,418 50,749,235
Exponent, Inc. 546,004 48,152,093
NV5 Global, Inc.* 162,396 17,033,716
115,935,044
Semiconductors & Semiconductor Equipment 4 .4%
Onto Innovation, Inc.* 414,337 66,915,426
Software 18 .9%
Agilysys, Inc.* 225,726 18,895,524
Alarm.com Holdings, Inc.* 462,539 28,131,622
Blackbaud, Inc.* 436,808 35,346,503
BlackLine, Inc.* 306,993 18,014,349
Descartes Systems Group,
Inc. (The)* 518,209 45,389,926
DoubleVerify Holdings, Inc.* 686,009 27,447,220
Envestnet, Inc.*(a) 388,611 19,858,022
Fair Isaac Corp.* 34,593 41,471,126
SPS Commerce, Inc.* 164,742 30,279,580
Tyler Technologies, Inc.* 50,360 21,289,690
286,123,562
Trading Companies & Distributors 2 .1%
SiteOne Landscape Supply,
Inc.*(a) 201,995 31,218,327
Total Common Stocks
(cost $912,962,196) 1,446,937,241

2 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Repurchase Agreement 0 .1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $1,774,036,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$1,809,516.(b) 1,773,773 1,773,773
Total Repurchase Agreement
(cost $1,773,773) 1,773,773
Total Investments
(cost $914,735,969) — 95.7% 1,448,711,014
Other assets in excess of liabilities — 4.3% 64,404,859
NET ASSETS — 100.0%
$ 1,513,115,873
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan
as of January 31, 2024 was $117,988,067, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $1,773,773 and by
$121,478,530 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 2/13/2024 –
8/15/2053, a total value of $123,252,303.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $1,773,773.

Nationwide Geneva Small Cap Growth Fund - January 31, 2024 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

4 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,446,937,241 $ – $ – $ 1,446,937,241
Repurchase Agreement – 1,773,773 – 1,773,773
Total $ 1,446,937,241 $ 1,773,773 $ – $ 1,448,711,014
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 11.1%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 4.2%
Other 4.2%
AB BSL CLO 1 Ltd., Series
2020-1A, Class A1R,
6.68%, 1/15/2035(a)(b) 635,000 635,329
AMMC CLO XI Ltd., Series
2012-11A, Class A1R2,
6.59%, 4/30/2031(a)(b) 1,841,395 1,841,669
Barings CLO Ltd., Series
2019-3A, Class A1R,
6.65%, 4/20/2031(a)(b) 3,500,000 3,500,791
Cedar Funding IX CLO
Ltd., Series 2018-
9A, Class A1, 6.56%,
4/20/2031(a)(b) 1,657,739 1, 656,071
CIFC Funding Ltd., Series
2018-2A, Class A1,
6.62%, 4/20/2031(a)(b) 1,806,569 1,807,036
Diameter Capital CLO 4
Ltd., Series 2022-4A,
Class A1R, 7.14%,
1/15/2037(a)(b) 2,000,000 2,012,188
GoldenTree Loan
Opportunities IX Ltd.,
Series 2014-9A,
Class AR2, 6.69%,
10/29/2029(a)(b) 372,313 372,539
Hayfin US XII Ltd., Series
2018-8A, Class A,
6.70%, 4/20/2031(a)(b) 1,663,046 1,663,497
Invesco CLO Ltd., Series
2021-2A, Class A,
6.70%, 7/15/2034(a)(b) 3,000,000 2,994,837
LCM 39 Ltd., Series
39A, Class A1, 7.27%,
10/15/2034(a)(b) 745,000 747,637
Oaktree CLO Ltd., Series
2021-1A, Class A1,
6.74%, 7/15/2034(a)(b) 3,500,000 3,500,381
OHA Credit Funding 6 Ltd.,
Series 2020-6A, Class
AR, 6.72%, 7/20/2034(a)
(b) 3,300,000 3,301,930
Palmer Square CLO
Ltd., Series 2019-1A,
Class A1R, 6.79%,
11/14/2034(a)(b) 4,000,000 3,999,956
Park Blue CLO 2022-II
Ltd., Series 2022-
2A, Class A1, 7.87%,
1/20/2035(a)(b) 1,500,000 1,507,203
PARK BLUE CLO Ltd.,
Series 2023-3A, Class
A1, 7.32%, 4/20/2036(a)
(b) 3,500,000 3,521,427
RR 26 Ltd., Series 2023-
26A, Class A1, 7.09%,
4/15/2038(a)(b) 2,200,000 2,209,676
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Southwick Park CLO
LLC, Series 2019-4A,
Class A1R, 6.64%,
7/20/2032(a)(b) 2,000,000 2,000,228
37,272,395
HONG KONG 0.4%
Other 0.4%
Prudential plc, Series
2022-6RA, Class A1R,
7.30%, 1/20/2037(a)(b) 3,300,000 3,314,078
JERSEY 0.7%
Other 0.7%
Benefit Street Partners
CLO XXX Ltd., Series
2023-30A, Class A,
7.42%, 4/25/2036(a)(b) 3,200,000 3,225,139
Halseypoint CLO 7 Ltd.,
Series 2023-7A, Class
A, 7.57%, 7/20/2036(a)
(b) 2,100,000 2,117,434
Silver Point CLO 1 Ltd.,
Series 2022-1A, Class
A1, 7.77%, 1/20/2036(a)
(b) 1,100,000 1,109,013
6,451,586
UNITED STATES 5.8%
Automobiles 3.9%
Bank of America Auto
Trust, Series 2023-
2A, Class A2, 5.85%,
8/17/2026(b) 1,525,000 1,532,625
Ford Credit Auto Lease
Trust, Series 2024-A,
Class A2A, 5.24%,
7/15/2026 3,450,000 3,453,682
Ford Credit Auto Owner
Trust, Series 2023-C,
Class A2A, 5.68%,
9/15/2026 2,925,000 2,936,374
GM Financial Consumer
Automobile Receivables
Trust, Series 2023-4,
Class A2A, 5.89%,
11/16/2026 2,475,000 2,486,215
GMF Floorplan Owner
Revolving Trust, Series
2023-1, Class A1,
5.34%, 6/15/2028(b) 2,200,000 2,226,685
Honda Auto Receivables
Owner Trust, Series
2023-4, Class A3,
5.67%, 6/21/2028 3,825,000 3,903,628
Hyundai Auto Lease
Securitization Trust,
Series 2024-A,
Class A2A, 5.15%,
6/15/2026(b) 3,450,000 3,452,831

2 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Hyundai Auto Receivables
Trust, Series 2023-A,
Class A2A, 5.19%,
12/15/2025 1,611,096 1,608,666
Mercedes-Benz Auto
Receivables Trust,
Series 2023-2, Class A2,
5.92%, 11/16/2026 550,000 553,598
Nissan Auto Lease Trust,
Series 2024-A, Class
A2A, 5.11%, 10/15/2026 4,475,000 4,484,047
Nissan Auto Receivables
Owner Trust
Series 2023-A, Class
A2A, 5.34%, 2/17/2026 1,970,458 1,968,473
Series 2023-B, Class
A3, 5.93%, 3/15/2028 725,000 741,334
Santander Drive Auto
Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026 394,369 385,155
Series 2024-1, Class A2,
5.71%, 2/16/2027 1,975,000 1,975,342
Series 2023-6, Class A2,
6.08%, 5/17/2027 2,550,000 2,559,579
Series 2021-3, Class D,
1.33%, 9/15/2027 1,000,000 959,667
35,227,901
Credit Card 1.8%
American Express Credit
Account Master Trust,
Series 2022-2, Class A,
3.39%, 5/15/2027 2,650,000 2,603,490
Barclays Dryrock Issuance
Trust
Series 2023-2, Class A,
6.25%, 8/15/2028(a) 2,350,000 2,355,375
Series 2023-1, Class A,
4.72%, 2/15/2029 4,400,000 4,407,439
Capital One Multi-Asset
Execution Trust
Series 2022-A2, Class
A, 3.49%, 5/15/2027 2,650,000 2,602,582
Series 2022-A3, Class
A, 4.95%, 10/15/2027 2,200,000 2,206,921
Discover Card Execution
Note Trust, Series 2023-
A1, Class A, 4.31%,
3/15/2028 2,300,000 2,286,085
16,461,892
Home Equity 0.1%
JP Morgan Mortgage
Trust, Series 2023-
HE3, Class A1, 6.95%,
5/25/2054(a)(b) 879,322 882,663
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other 0.0%
†
Helios Issuer LLC, Series
2023-GRID1, Class 1A,
5.75%, 12/20/2050(b) 270,011 277,579
52,850,035
Total Asset-Backed Securities
(cost  $99,165,249) 99,888,094
Collateralized Mortgage Obligations 2.0%
UNITED STATES 2.0%
Angel Oak Mortgage Trust,
Series 2021-6, Class A1,
1.46%, 9/25/2066(a)(b) 538,991 443,726
BRAVO Residential
Funding Trust, Series
2024-NQM1, Class A1,
5.94%, 12/1/2063(b)(c) 2,750,000 2,749,273
Connecticut Avenue
Securities Trust
Series 2020-R01,
Class 1M2, 7.51%,
1/25/2040(a)(b) 84,831 86,051
Series 2023-R03,
Class 2M2, 9.24%,
4/25/2043(a)(b) 694,218 745,210
Series 2023-R05,
Class 1M2, 8.44%,
6/25/2043(a)(b) 390,000 410,156
Series 2023-R06,
Class 1M2, 8.04%,
7/25/2043(a)(b) 400,000 415,656
Series 2023-R08,
Class 1M2, 7.84%,
10/25/2043(a)(b) 760,000 785,443
Series 2024-R01,
Class 1M2, 7.14%,
1/25/2044(a)(b) 600,000 602,625
FHLMC STACR REMIC
Trust
Series 2022-HQA1,
Class M1B, 8.84%,
3/25/2042(a)(b) 650,000 680,136
Series 2023-HQA2,
Class M1B, 8.69%,
6/25/2043(a)(b) 653,000 687,473
FHLMC STACR Trust,
Series 2019-HQA2,
Class M2, 7.51%,
4/25/2049(a)(b) 789,188 793,134
GNMA REMICS, Series
2021-135, Class A,
2.00%, 8/20/2051 7,603,855 6,262,116
OBX Trust
Series 2024-NQM1,
Class A1, 5.93%,
11/25/2063(b)(c) 2,825,000 2,840,093
Series 2024-NQM1,
Class A2, 6.25%,
11/25/2063(b)(c) 150,000 150,931

Nationwide Bond Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 3
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
OBX Trust
Towd Point Mortgage
Trust, Series 2020-1,
Class A2A, 3.10%,
1/25/2060(a)(b) 770,000 676,802
18,328,825
0
Total Collateralized Mortgage Obligations
(cost $18,233,221) 18,328,825
Commercial Mortgage-Backed Securities 4.5%
UNITED STATES 4.5%
BANK
Series 2019-BN17,
Class A4, 3.71%,
4/15/2052 1,000,000 946,985
Series 2022-BNK39,
Class A4, 2.93%,
2/15/2055(a) 1,900,000 1,662,826
Series 2022-BNK43,
Class A5, 4.40%,
8/15/2055 1,250,000 1,205,230
Series 2023-BNK46,
Class A4, 5.75%,
8/15/2056 1,750,000 1,863,452
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 660,935
Series 2022-BNK40,
Class A4, 3.51%,
3/15/2064(a) 2,380,000 2,156,292
Bank of America Merrill
Lynch Commercial
Mortgage Trust , Series
2016-UB10, Class A4,
3.17%, 7/15/2049 735,000 695,996
BBCMS Mortgage Trust
Series 2023-C21, Class
AS, 6.51%, 9/15/2056(a) 900,000 960,198
Series 2024-C24, Class
A5, 5.42%, 2/15/2057 1,075,000 1,122,810
BMO Mortgage Trust ,
Series 2022-C3, Class
A5, 5.31%, 9/15/2054 400,000 410,842
BX Commercial Mortgage
Trust
Series 2024-XL4, Class
A, 0.00%, 2/15/2039(a)
(b) 2,900,000 2,902,907
Series 2023-VLT2,
Class A, 7.61%,
6/15/2040(a)(b) 2,000,000 2,005,479
BX Trust , Series 2024-
BIO, Class A, 0.00%,
2/15/2041(a)(b) 2,775,000 2,774,133
Citigroup Commercial
Mortgage Trust
Series 2023-PRM3,
Class A, 6.57%,
7/10/2028(a)(b) 1,500,000 1,559,839
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2019-GC41,
Class A4, 2.62%,
8/10/2056 500,000 443,658
Series 2019-C7, Class
A4, 3.10%, 12/15/2072 510,000 460,361
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 1,958,237
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 977,748
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 860,432
Series KF153, Class AS,
6.02%, 2/25/2033(a) 800,000 799,208
FNMA ACES REMICS,
Series 2022-M1,
Class A2, 1.72%,
10/25/2031(a) 1,000,000 818,108
GS Mortgage Securities
Trust , Series 2017-
GS7, Class A4, 3.43%,
8/10/2050 1,400,000 1,306,366
JP Morgan Chase
Commercial Mortgage
Securities Trust , Series
2022-OPO, Class A,
3.02%, 1/5/2039(b) 650,000 580,775
JPMBB Commercial
Mortgage Securities
Trust
Series 2014-C21, Class
A5, 3.77%, 8/15/2047 752,000 744,785
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 461,886
Series 2015-C31, Class
A3, 3.80%, 8/15/2048 333,756 322,327
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 466,083
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 535,000 521,155
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 467,261
MSWF Commercial
Mortgage Trust , Series
2023-2, Class A2,
6.89%, 12/15/2056 2,050,000 2,178,136
One New York Plaza
Trust , Series 2020-
1NYP, Class A, 6.40%,
1/15/2036(a)(b) 400,000 393,242

4 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
TYSN Mortgage Trust ,
Series 2023-CRNR,
Class A, 6.80%,
12/10/2033(a)(b) 1,850,000 1,947,815
Wells Fargo Commercial
Mortgage Trust
Series 2019-C52, Class
A5, 2.89%, 8/15/2052 530,000 476,278
Series 2020-C58, Class
A4, 2.09%, 7/15/2053 2,815,000 2,351,680
Series 2016-C33, Class
A4, 3.43%, 3/15/2059 1,225,000 1,175,879
Total Commercial Mortgage-Backed
Securities
(cost $41,305,846)
40,639,344
Corporate Bonds 33.3%
BELGIUM 1.0%
Beverages 1.0%
Anheuser-Busch Cos.
LLC, 4.70%, 2/1/2036 3,025,000 2,988,263
Anheuser-Busch InBev
Worldwide, Inc., 4.75%,
1/23/2029 5,775,000 5,831,512
8,819,775
CANADA 0.4%
Banks 0.3%
Bank of Nova Scotia (The),
2.20%, 2/3/2025 1,000,000 971,655
Canadian Imperial Bank
of Commerce, 1.25%,
6/22/2026 850,000 783,030
Royal Bank of Canada,
2.05%, 1/21/2027 500,000 466,166
2,220,851
Capital Markets 0.0%
†
Brookfield Finance, Inc.,
4.85%, 3/29/2029 300,000 299,022
Oil, Gas & Consumable Fuels 0.1%
Enbridge, Inc.
1.60%, 10/4/2026 400,000 368,739
2.50%, 8/1/2033 925,000 744,875
1,113,614
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 96,644
3,730,131
CHINA 0.4%
Semiconductors & Semiconductor Equipment 0.4%
NXP BV
3.15%, 5/1/2027 265,000 251,632
3.40%, 5/1/2030 2,725,000 2,490,683
2.50%, 5/11/2031(d) 400,000 336,499
3,078,814
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE 0.1%
Banks 0.1%
BPCE SA, 4.63%,
9/12/2028(b) 1,250,000 1,223,645
GERMANY 0.1%
Capital Markets 0.1%
Deutsche Bank AG
(SOFR + 1.13%),
1.45%, 4/1/2025(e) 1,000,000 991,847
(SOFR + 1.22%),
2.31%, 11/16/2027(e) 150,000 137,256
1,129,103
IRELAND 0.3%
Consumer Finance 0.3%
AerCap Ireland Capital
DAC
3.00%, 10/29/2028 1,075,000 975,351
3.30%, 1/30/2032 764,000 654,840
3.40%, 10/29/2033 1,325,000 1,119,239
2,749,430
JAPAN 0.4%
Banks 0.4%
Mitsubishi UFJ Financial
Group, Inc., (US
Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year +
0.55%), 0.95%,
7/19/2025(e) 880,000 860,946
Mizuho Financial Group,
Inc., (CME Term SOFR
3 Month + 1.24%),
2.84%, 7/16/2025(e) 400,000 395,102
Sumitomo Mitsui Financial
Group, Inc., 0.95%,
1/12/2026 2,250,000 2,086,622
3,342,670
Capital Markets 0.0%
†
Nomura Holdings, Inc.,
5.10%, 7/3/2025(d) 320,000 318,736
3,661,406
MEXICO 0.5%
Beverages 0.2%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 1,852,000 1,678,616
Construction & Engineering 0.3%
Mexico City Airport
Trust, Reg. S, 3.88%,
4/30/2028 2,510,000 2,326,273
Metals & Mining 0.0%
†
Southern Copper Corp.,
3.88%, 4/23/2025 185,000 181,321
4,186,210

Nationwide Bond Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
NETHERLANDS 0.0%
†
Banks 0.0%
†
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 246,098
QATAR 0.2%
Oil, Gas & Consumable Fuels 0.2%
QatarEnergy, Reg. S,
2.25%, 7/12/2031 1,570,000 1,312,244
SAUDI ARABIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Saudi Arabian Oil
Co., Reg. S, 3.50%,
4/16/2029 2,370,000 2,210,025
SOUTH KOREA 0.0%
†
Metals & Mining 0.0%
†
POSCO, 5.75%,
1/17/2028(b) 350,000 358,544
SPAIN 0.4%
Banks 0.3%
Banco Santander SA,
6.92%, 8/8/2033 2,400,000 2,535,010
Diversified Telecommunication Services 0.1%
Telefonica Emisiones SA,
4.67%, 3/6/2038 825,000 756,749
3,291,759
SWITZERLAND 0.3%
Capital Markets 0.3%
UBS Group AG
(SOFR + 1.56%),
2.59%, 9/11/2025(b)(e) 793,000 778,342
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(e)(f) 370,000 403,082
(SOFR + 5.02%),
9.02%, 11/15/2033(b)(e) 975,000 1,198,548
2,379,972
UNITED ARAB EMIRATES 0.3%
Oil, Gas & Consumable Fuels 0.3%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.63%, 3/31/2036 2,770,000 2,249,563
UNITED KINGDOM 0.6%
Banks 0.2%
Lloyds Banking Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.75%), 4.72%,
8/11/2026(e) 730,000 722,606
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(e) 1,235,000 1,162,042
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Banks
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(d)(e) 275,000 277,059
2,161,707
Beverages 0.0%
†
Diageo Capital plc, 2.00%,
4/29/2030(d) 400,000 345,677
Food Products 0.1%
Unilever Capital Corp.,
2.90%, 5/5/2027 450,000 429,846
Ground Transportation 0.1%
Ashtead Capital, Inc.,
5.80%, 4/15/2034(b) 952,000 957,351
Tobacco 0.2%
BAT Capital Corp.
3.56%, 8/15/2027 300,000 286,682
2.26%, 3/25/2028 970,000 870,683
7.75%, 10/19/2032 110,000 124,906
BAT International Finance
plc, 4.45%, 3/16/2028 325,000 317,895
1,600,166
5,494,747
UNITED STATES 28.0%
Aerospace & Defense 0.8%
Boeing Co. (The)
5.04%, 5/1/2027 200,000 200,273
3.38%, 6/15/2046 2,650,000 1,868,723
3.85%, 11/1/2048 450,000 333,590
Huntington Ingalls
Industries, Inc., 3.48%,
12/1/2027 500,000 473,635
RTX Corp.
3.95%, 8/16/2025 800,000 789,860
6.10%, 3/15/2034 2,670,000 2,897,842
4.05%, 5/4/2047 825,000 688,582
7,252,505
Automobiles 0.6%
General Motors Co.,
5.95%, 4/1/2049(d) 1,375,000 1,353,543
Hyundai Capital America
5.70%, 6/26/2030(b) 1,300,000 1,342,129
6.20%, 9/21/2030(b) 2,410,000 2,560,159
5,255,831
Banks 3.0%
Bank of America Corp.,
Series L, 3.95%,
4/21/2025 1,000,000 983,937
Bank of America Corp.
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(e) 500,000 484,798

6 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(SOFR + 1.63%),
5.20%, 4/25/2029(e) 2,745,000 2,767,454
(SOFR + 1.06%),
2.09%, 6/14/2029(d)(e) 4,075,000 3,611,701
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.20%), 2.48%,
9/21/2036(e) 1,209,000 970,272
6.11%, 1/29/2037 3,050,000 3,293,255
Citigroup, Inc.
(SOFR + 1.37%),
4.14%, 5/24/2025(e) 580,000 577,109
4.40%, 6/10/2025(d) 200,000 197,708
4.45%, 9/29/2027 400,000 392,155
(SOFR + 1.35%),
3.06%, 1/25/2033(e) 3,650,000 3,126,507
HSBC USA, Inc., 3.75%,
5/24/2024 220,000 218,694
JPMorgan Chase & Co.
2.95%, 10/1/2026 753,000 720,213
(CME Term SOFR 3
Month + 2.52%), 2.96%,
5/13/2031(e) 400,000 353,038
(SOFR + 1.26%),
2.96%, 1/25/2033(e) 425,000 365,723
(SOFR + 1.80%),
4.59%, 4/26/2033(d)(e) 5,075,000 4,901,744
M&T Bank Corp.
(SOFR + 2.80%),
7.41%, 10/30/2029(e) 1,135,000 1,222,822
(SOFR + 1.85%),
5.05%, 1/27/2034(e) 1,280,000 1,207,397
US Bancorp, (SOFR
+ 2.02%), 5.78%,
6/12/2029(e) 1,025,000 1,050,112
Wells Fargo & Co., (SOFR
+ 2.10%), 4.90%,
7/25/2033(e) 366,000 357,678
26,802,317
Beverages 0.2%
Constellation Brands, Inc.,
4.40%, 11/15/2025 800,000 791,902
Keurig Dr Pepper, Inc.
3.95%, 4/15/2029(d) 573,000 554,594
3.20%, 5/1/2030 470,000 430,353
1,776,849
Biotechnology 0.7%
AbbVie, Inc.
4.30%, 5/14/2036 742,000 707,852
4.25%, 11/21/2049 946,000 830,860
Amgen, Inc.
5.25%, 3/2/2030 1,848,000 1,892,019
5.25%, 3/2/2033 1,882,000 1,919,947
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Biotechnology
Regeneron
Pharmaceuticals, Inc.,
1.75%, 9/15/2030(d) 1,546,000 1,277,100
6,627,778
Building Products 0.4%
Carlisle Cos., Inc., 2.75%,
3/1/2030 371,000 326,743
Carrier Global Corp.,
5.90%, 3/15/2034(b) 3,075,000 3,285,933
3,612,676
Capital Markets 2.3%
Ares Capital Corp.
2.15%, 7/15/2026 2,350,000 2,145,212
2.88%, 6/15/2028 500,000 444,075
Barings BDC, Inc., 3.30%,
11/23/2026 25,000 23,152
Blackstone Private Credit
Fund, 2.70%, 1/15/2025 130,000 126,179
Charles Schwab Corp.
(The)
3.63%, 4/1/2025 1,000,000 982,132
2.45%, 3/3/2027 205,000 191,411
CME Group, Inc., 2.65%,
3/15/2032 60,000 52,357
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 873,145
FS KKR Capital Corp.
3.40%, 1/15/2026 200,000 190,163
2.63%, 1/15/2027 500,000 454,521
3.25%, 7/15/2027 1,350,000 1,239,135
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 163,000 148,697
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 1,740,000 1,603,617
Morgan Stanley
4.00%, 7/23/2025 200,000 197,445
5.00%, 11/24/2025 300,000 299,921
3.63%, 1/20/2027 1,000,000 972,447
(SOFR + 1.59%),
5.16%, 4/20/2029(e) 2,255,000 2,269,768
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(e) 4,700,000 4,580,600
(SOFR + 1.73%),
5.47%, 1/18/2035(e) 420,000 428,611
(SOFR + 1.36%),
2.48%, 9/16/2036(e) 1,975,000 1,578,303
Nasdaq, Inc., 3.85%,
6/30/2026 200,000 195,556
Prospect Capital Corp.
3.71%, 1/22/2026 400,000 376,238
3.44%, 10/15/2028 150,000 129,404
S&P Global, Inc., 4.75%,
8/1/2028 780,000 791,809
20,293,898

Nationwide Bond Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals 0.4%
Cabot Corp., 4.00%,
7/1/2029 720,000 681,748
Celanese US Holdings
LLC
6.05%, 3/15/2025 643,000 646,168
1.40%, 8/5/2026 230,000 209,417
6.33%, 7/15/2029 250,000 260,527
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 148,821
EIDP, Inc., 2.30%,
7/15/2030 395,000 344,706
Huntsman International
LLC, 4.50%, 5/1/2029 1,020,000 980,309
3,271,696
Commercial Services & Supplies 0.7%
Cintas Corp. No. 2
3.45%, 5/1/2025 565,000 554,764
3.70%, 4/1/2027 4,000 3,914
Republic Services, Inc.,
3.95%, 5/15/2028 2,980,000 2,918,099
Veralto Corp., 5.45%,
9/18/2033(b) 2,550,000 2,614,248
6,091,025
Communications Equipment 0.3%
Motorola Solutions, Inc.
4.60%, 2/23/2028 1,190,000 1,184,419
4.60%, 5/23/2029 1,658,000 1,644,634
2,829,053
Construction & Engineering 0.0%
†
Quanta Services, Inc.
2.90%, 10/1/2030 100,000 87,715
2.35%, 1/15/2032 505,000 412,065
499,780
Construction Materials 0.0%
†
Martin Marietta Materials,
Inc., 3.50%, 12/15/2027 300,000 288,242
Consumer Finance 0.1%
American Express Co.
3.38%, 5/3/2024 220,000 218,755
3.95%, 8/1/2025 200,000 197,000
Capital One Financial
Corp., 3.75%, 7/28/2026 550,000 530,096
945,851
Diversified REITs 0.2%
Digital Realty Trust LP,
3.70%, 8/15/2027(d) 200,000 193,443
GLP Capital LP, 5.75%,
6/1/2028 510,000 513,467
Simon Property Group LP,
1.38%, 1/15/2027 80,000 73,238
VICI Properties LP
4.38%, 5/15/2025 1,090,000 1,071,435
4.50%, 1/15/2028(b) 250,000 238,980
2,090,563
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Diversified Telecommunication Services 1.4%
AT&T, Inc.
1.65%, 2/1/2028 2,300,000 2,050,651
2.75%, 6/1/2031 6,475,000 5,631,748
4.85%, 3/1/2039(d) 1,000,000 952,146
Sprint Capital Corp.,
8.75%, 3/15/2032 855,000 1,048,028
Verizon Communications,
Inc.
0.85%, 11/20/2025 1,500,000 1,397,954
2.55%, 3/21/2031(d) 1,525,000 1,310,899
12,391,426
Electric Utilities 1.0%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 86,148
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 171,418
Commonwealth Edison
Co., 2.20%, 3/1/2030 149,000 129,290
Duke Energy Corp.,
4.30%, 3/15/2028 90,000 88,331
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 97,448
Eversource Energy,
4.20%, 6/27/2024 665,000 660,947
Georgia Power Co.,
4.70%, 5/15/2032 390,000 385,116
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 193,917
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 97,262
NSTAR Electric Co.,
3.20%, 5/15/2027(d) 100,000 96,386
Oncor Electric Delivery Co.
LLC
4.15%, 6/1/2032(d) 125,000 119,751
4.55%, 9/15/2032(d) 160,000 157,785
Pacific Gas and Electric
Co., 3.30%, 8/1/2040 1,500,000 1,110,841
PacifiCorp
2.70%, 9/15/2030 100,000 87,241
5.80%, 1/15/2055 1,410,000 1,412,604
PPL Capital Funding, Inc.,
3.10%, 5/15/2026(d) 50,000 48,099
Southern Co. (The), Series
21-B, 1.75%, 3/15/2028 550,000 491,039
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026(d) 250,000 233,717
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 81,520
Union Electric Co., 2.95%,
3/15/2030(d) 100,000 90,455
Virginia Electric and Power
Co., Series B, 3.75%,
5/15/2027(d) 185,000 180,348
Wisconsin Power and
Light Co.
1.95%, 9/16/2031 35,000 28,311

8 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
3.95%, 9/1/2032 155,000 146,044
Xcel Energy, Inc.
3.35%, 12/1/2026 2,100,000 2,026,214
1.75%, 3/15/2027 850,000 778,534
8,998,766
Electronic Equipment, Instruments & Components 0.0%
†
Allegion US Holding Co.,
Inc., 3.55%, 10/1/2027 60,000 57,255
CDW LLC, 3.25%,
2/15/2029 125,000 113,008
170,263
Energy Equipment & Services 0.2%
Schlumberger Finance
Canada Ltd., 1.40%,
9/17/2025 1,500,000 1,424,355
Entertainment 0.9%
Netflix, Inc., 5.88%,
11/15/2028 1,370,000 1,440,693
Take-Two Interactive
Software, Inc., 3.30%,
3/28/2024 16,000 15,939
Warnermedia Holdings,
Inc.
6.41%, 3/15/2026 2,900,000 2,900,439
4.28%, 3/15/2032(d) 3,825,000 3,502,209
7,859,280
Financial Services 0.1%
Block Financial LLC,
2.50%, 7/15/2028 275,000 246,984
Fidelity National
Information Services,
Inc., 4.50%, 7/15/2025 45,000 44,750
Global Payments, Inc.,
5.30%, 8/15/2029 365,000 367,061
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 91,749
1.35%, 3/15/2031 100,000 79,161
829,705
Food Products 0.6%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/2025 1,300,000 1,234,962
General Mills, Inc., 4.20%,
4/17/2028 250,000 246,322
J M Smucker Co. (The)
5.90%, 11/15/2028 1,369,000 1,431,972
6.20%, 11/15/2033(d) 1,680,000 1,818,339
Kraft Heinz Foods Co.,
3.75%, 4/1/2030 525,000 498,444
McCormick & Co., Inc.,
0.90%, 2/15/2026(d) 250,000 230,773
5,460,812
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Gas Utilities 0.1%
Atmos Energy Corp.
3.00%, 6/15/2027 50,000 47,625
1.50%, 1/15/2031 100,000 81,066
National Fuel Gas Co.
5.50%, 1/15/2026 740,000 743,427
2.95%, 3/1/2031 200,000 168,620
ONE Gas, Inc., 4.25%,
9/1/2032 195,000 188,617
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 93,537
1,322,892
Health Care Equipment & Supplies 0.2%
Edwards Lifesciences
Corp., 4.30%, 6/15/2028 850,000 837,956
GE HealthCare
Technologies, Inc.,
6.38%, 11/22/2052(d) 670,000 764,482
1,602,438
Health Care Providers & Services 1.8%
Cardinal Health, Inc.,
3.75%, 9/15/2025 500,000 489,333
Cencora, Inc., 2.80%,
5/15/2030 100,000 89,525
Centene Corp., 2.63%,
8/1/2031 800,000 664,040
Cigna Group (The), 2.40%,
3/15/2030 3,111,000 2,716,996
CVS Health Corp., 4.78%,
3/25/2038 3,950,000 3,705,564
HCA, Inc.
5.25%, 6/15/2026 500,000 501,431
4.13%, 6/15/2029 270,000 257,845
Laboratory Corp. of
America Holdings,
1.55%, 6/1/2026(d) 1,846,000 1,711,552
UnitedHealth Group, Inc.
2.30%, 5/15/2031 1,970,000 1,691,932
5.35%, 2/15/2033 2,075,000 2,170,973
5.88%, 2/15/2053 775,000 860,134
5.05%, 4/15/2053 1,046,000 1,039,470
15,898,795
Hotels, Restaurants & Leisure 0.4%
Choice Hotels
International, Inc.,
3.70%, 12/1/2029 465,000 413,628
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031 2,400,000 2,083,907
McDonald's Corp., 3.50%,
7/1/2027 750,000 726,844
3,224,379
Household Durables 0.0%
†
NVR, Inc., 3.00%,
5/15/2030 300,000 268,680

Nationwide Bond Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Independent Power and Renewable Electricity Producers
0.0%
†
Southern Power Co.,
4.15%, 12/1/2025 150,000 148,066
Industrial Conglomerates 0.1%
GE Capital International
Funding Co. Unlimited
Co., 4.42%, 11/15/2035 1,025,000 990,970
Industrial REITs 0.2%
Prologis LP, 4.63%,
1/15/2033 1,375,000 1,354,145
Insurance 1.0%
Aflac, Inc., 3.60%,
4/1/2030(d) 167,000 157,149
Aon Corp., 2.80%,
5/15/2030 200,000 177,576
Assurant, Inc., 4.90%,
3/27/2028 2,530,000 2,489,694
Brown & Brown, Inc.
4.50%, 3/15/2029 910,000 894,879
4.20%, 3/17/2032(d) 280,000 258,829
Enstar Group Ltd., 3.10%,
9/1/2031 745,000 621,416
Marsh & McLennan Cos.,
Inc., 2.25%, 11/15/2030 2,700,000 2,317,907
Progressive Corp. (The)
2.50%, 3/15/2027 860,000 810,303
3.00%, 3/15/2032(d) 230,000 204,540
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 246,510
Willis North America, Inc.
4.50%, 9/15/2028 250,000 244,389
2.95%, 9/15/2029(d) 200,000 179,818
8,603,010
IT Services 0.4%
International Business
Machines Corp., 4.15%,
7/27/2027 3,760,000 3,709,699
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 5,000 4,580
2.70%, 10/15/2028 40,000 35,197
3,749,476
Life Sciences Tools & Services 0.0%
†
Agilent Technologies, Inc.,
2.75%, 9/15/2029(d) 250,000 227,394
Machinery 0.4%
IDEX Corp., 2.63%,
6/15/2031 1,160,000 992,291
Ingersoll Rand, Inc.,
5.70%, 8/14/2033 710,000 741,507
Westinghouse Air Brake
Technologies Corp.,
3.20%, 6/15/2025 2,000,000 1,943,667
3,677,465
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Media 0.7%
Charter Communications
Operating LLC, 3.75%,
2/15/2028 4,400,000 4,154,518
Comcast Corp., 3.75%,
4/1/2040 750,000 642,373
Fox Corp., 5.48%,
1/25/2039 675,000 660,970
Time Warner Cable LLC,
5.88%, 11/15/2040 825,000 749,383
6,207,244
Metals & Mining 0.4%
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028 115,000 110,606
Reliance Steel &
Aluminum Co.
1.30%, 8/15/2025 2,100,000 1,976,659
2.15%, 8/15/2030 620,000 524,478
Steel Dynamics, Inc.,
3.45%, 4/15/2030 730,000 673,605
3,285,348
Multi-Utilities 0.1%
Ameren Corp., 3.50%,
1/15/2031 200,000 182,451
Berkshire Hathaway
Energy Co., 3.25%,
4/15/2028(d) 50,000 47,425
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 89,425
Consumers Energy Co.,
3.80%, 11/15/2028 100,000 96,882
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 98,193
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 91,448
Sempra
3.25%, 6/15/2027 100,000 94,976
3.70%, 4/1/2029 200,000 189,201
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 81,057
WEC Energy Group, Inc.,
5.15%, 10/1/2027 180,000 182,443
1,153,501
Oil, Gas & Consumable Fuels 2.5%
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027 945,000 949,619
Columbia Pipelines
Operating Co. LLC,
6.04%, 11/15/2033(b) 975,000 1,023,615
Conoco Funding Co.,
7.25%, 10/15/2031 134,000 154,341
ConocoPhillips Co.,
6.95%, 4/15/2029 1,981,000 2,201,990
Devon Energy Corp.
5.88%, 6/15/2028(d) 1,450,000 1,463,252

10 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
4.50%, 1/15/2030 389,000 375,884
EQT Corp.
3.90%, 10/1/2027 870,000 831,641
5.00%, 1/15/2029 810,000 799,731
7.00%, 2/1/2030(c) 100,000 107,223
Kinder Morgan, Inc.,
1.75%, 11/15/2026 1,400,000 1,289,030
MPLX LP
1.75%, 3/1/2026 2,080,000 1,948,841
4.25%, 12/1/2027 1,000,000 979,512
4.80%, 2/15/2029(d) 1,308,000 1,300,751
2.65%, 8/15/2030 600,000 520,407
Northwest Pipeline LLC,
4.00%, 4/1/2027(d) 2,000,000 1,958,088
Occidental Petroleum
Corp., 7.88%, 9/15/2031 502,000 571,247
ONEOK, Inc.
2.20%, 9/15/2025 1,000,000 954,735
4.00%, 7/13/2027 800,000 778,036
4.55%, 7/15/2028(d) 1,460,000 1,443,627
Ovintiv, Inc., 5.38%,
1/1/2026 40,000 40,025
Targa Resources Corp.,
4.20%, 2/1/2033 220,000 201,391
Targa Resources Partners
LP, 5.00%, 1/15/2028 1,890,000 1,861,010
Western Midstream
Operating LP, 5.45%,
4/1/2044 975,000 884,354
Williams Cos., Inc. (The),
4.65%, 8/15/2032 1,000,000 971,108
23,609,458
Pharmaceuticals 0.3%
Bristol-Myers Squibb Co.,
6.25%, 11/15/2053 780,000 882,673
Zoetis, Inc.
3.00%, 9/12/2027 450,000 427,520
3.90%, 8/20/2028 1,640,000 1,603,120
2,913,313
Real Estate Management & Development 0.1%
CBRE Services, Inc.,
4.88%, 3/1/2026 800,000 797,126
Residential REITs 0.2%
Camden Property Trust,
3.15%, 7/1/2029 100,000 92,619
ERP Operating LP, 2.85%,
11/1/2026 100,000 95,303
Invitation Homes
Operating Partnership
LP, 2.00%, 8/15/2031 1,450,000 1,147,002
1,334,924
Retail REITs 0.2%
Retail Opportunity
Investments Partnership
LP, 6.75%, 10/15/2028 1,645,000 1,724,164
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment 0.8%
Analog Devices, Inc.,
2.10%, 10/1/2031 105,000 88,838
Broadcom, Inc.
1.95%, 2/15/2028(b) 2,600,000 2,334,415
2.60%, 2/15/2033(b) 1,475,000 1,211,630
3.50%, 2/15/2041(b) 2,650,000 2,118,332
Intel Corp., 5.20%,
2/10/2033 1,400,000 1,441,172
Xilinx, Inc., 2.38%,
6/1/2030 250,000 221,773
7,416,160
Software 1.3%
Black Knight InfoServ LLC,
3.63%, 9/1/2028(b) 585,000 551,363
Fortinet, Inc., 1.00%,
3/15/2026 2,100,000 1,934,941
Intuit, Inc., 1.65%,
7/15/2030 54,000 45,170
Microsoft Corp., 3.40%,
9/15/2026(b)(d) 410,000 400,596
Oracle Corp.
1.65%, 3/25/2026 1,250,000 1,168,202
2.30%, 3/25/2028(d) 600,000 544,736
4.65%, 5/6/2030 1,425,000 1,410,150
4.90%, 2/6/2033 1,244,000 1,231,175
6.90%, 11/9/2052 3,425,000 4,022,042
ServiceNow, Inc., 1.40%,
9/1/2030 575,000 472,867
VMware LLC, 4.70%,
5/15/2030 35,000 34,425
11,815,667
Specialized REITs 0.8%
American Tower Corp.
1.45%, 9/15/2026 210,000 191,946
2.75%, 1/15/2027 300,000 282,943
Crown Castle, Inc., 2.90%,
3/15/2027 100,000 93,777
Extra Space Storage LP
3.50%, 7/1/2026 2,400,000 2,316,628
3.88%, 12/15/2027 300,000 288,892
3.90%, 4/1/2029 430,000 407,296
Public Storage Operating
Co.
3.09%, 9/15/2027 150,000 142,943
1.85%, 5/1/2028 1,910,000 1,719,245
3.39%, 5/1/2029 550,000 521,960
2.30%, 5/1/2031 950,000 814,238
6,779,868
Specialty Retail 1.0%
AutoNation, Inc., 4.75%,
6/1/2030(d) 1,250,000 1,201,978
Lowe's Cos., Inc.
1.70%, 9/15/2028 6,100,000 5,389,540
1.70%, 10/15/2030 925,000 767,030
2.63%, 4/1/2031 1,305,000 1,135,074
4.25%, 4/1/2052 975,000 820,364
9,313,986

Nationwide Bond Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC,
8.10%, 7/15/2036 825,000 1,016,981
HP, Inc.
3.00%, 6/17/2027 35,000 33,093
4.00%, 4/15/2029(d) 979,000 946,076
NetApp, Inc., 1.88%,
6/22/2025 75,000 71,668
2,067,818
Tobacco 0.1%
Altria Group, Inc., 4.80%,
2/14/2029 927,000 928,802
Water Utilities 0.0%
†
American Water Capital
Corp., Class C, 2.95%,
9/1/2027 100,000 94,484
Essential Utilities, Inc.,
2.70%, 4/15/2030(d) 50,000 43,873
138,357
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc.
2.88%, 2/15/2031 2,064,000 1,805,811
3.50%, 4/15/2031 6,021,000 5,484,350
7,290,161
252,616,278
Total Corporate Bonds
(cost $298,864,096) 298,737,744
Municipal Bonds 0.1%
CALIFORNIA 0.1%
Los Angeles
Community College
DistrictGO, 1.81%,
8/1/2030 200,000 172,285
University of CaliforniaRB,
Series BG,1.61%,
5/15/2030 200,000 170,464
342,749
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp.RB, Series
A,2.15%, 7/1/2030 75,000 64,075
MASSACHUSETTS 0.0%
†
Commonwealth of
MassachusettsGO,
Series A,4.91%,
5/1/2029 100,000 101,993
Total Municipal Bonds
(cost $582,994) 508,817
Mortgage-Backed Securities 34.2%
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 162,146 131,585
Pool# QB4050
2.00%, 10/1/2050 871,870 706,726
Pool# QB3891
2.00%, 10/1/2050 118,397 96,082
Pool# RA3986
2.50%, 11/1/2050 1,435,342 1,213,607
Pool# SD1384
2.50%, 11/1/2050 338,525 289,626
Pool# SD8129
2.50%, 2/1/2051 3,512,386 2,967,366
Pool# SD7536
2.50%, 2/1/2051 1,433,260 1,224,722
Pool# SD8145
1.50%, 5/1/2051 4,456,213 3,425,202
Pool# SD7543
2.50%, 8/1/2051 9,003,230 7,681,319
Pool# QD0652
2.00%, 11/1/2051 377,572 306,706
Pool# SD8188
2.00%, 1/1/2052 706,188 571,252
Pool# RA7467
2.00%, 2/1/2052 95,590 77,228
Pool# SD7555
3.00%, 8/1/2052 3,644,622 3,233,032
Pool# SD1501
4.00%, 8/1/2052 1,137,844 1,071,511
Pool# RA7920
4.00%, 9/1/2052 1,507,775 1,419,355
Pool# RA8213
6.00%, 11/1/2052 1,410,353 1,453,687
Pool# SD2056
6.00%, 12/1/2052 902,594 930,303
Pool# RA8419
6.00%, 1/1/2053 1,831,521 1,870,273
Pool# RA8417
6.00%, 1/1/2053 924,046 950,822
Pool# SD7563
4.50%, 5/1/2053 9,727,748 9,528,400
Pool# SD4473
6.50%, 12/1/2053 994,055 1,029,986
FNMA Pool Pool#
BF0676,3.50%,
9/1/2062 7,669,518 6,836,710
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 943,732 901,503
Pool# MA4106
1.50%, 7/1/2035 782,962 689,457
Pool# CA9152
2.50%, 2/1/2036 2,134,287 1,969,020
Pool# BT2234
2.00%, 4/1/2037 4,311,117 3,873,446
Pool# CB3758
2.00%, 5/1/2037 2,374,147 2,133,176
Pool# MA4685
1.50%, 6/1/2037 2,733,692 2,391,599
Pool# FS0146
3.50%, 9/1/2043 1,489,544 1,393,437
Pool# BE3774
4.00%, 7/1/2047 869,594 837,694

12 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
Pool# BM2007
4.00%, 9/1/2048 234,480 224,753
Pool# CA2471
4.00%, 10/1/2048 849,394 812,054
Pool# MA3692
3.50%, 7/1/2049 2,807,822 2,586,863
Pool# FM2363
3.00%, 1/1/2050 772,995 689,863
Pool# CA6032
2.50%, 6/1/2050 2,244,583 1,920,553
Pool# CA6020
3.00%, 6/1/2050 1,825,118 1,607,368
Pool# MA4158
2.00%, 10/1/2050 10,648,965 8,644,113
Pool# CA7404
4.00%, 10/1/2050 3,590,124 3,404,298
Pool# MA4182
2.00%, 11/1/2050 10,435,234 8,470,623
Pool# FS4481
2.50%, 11/1/2050 2,906,484 2,480,275
Pool# MA4210
2.50%, 12/1/2050 468,831 397,196
Pool# FM5525
2.50%, 1/1/2051 3,832,723 3,237,496
Pool# FS2772
2.50%, 2/1/2051 144,036 123,244
Pool# FM6554
2.00%, 3/1/2051 1,179,379 961,349
Pool# BR6352
2.50%, 3/1/2051 670,598 573,417
Pool# FM6834
2.00%, 4/1/2051 545,090 444,319
Pool# BR7647
2.00%, 4/1/2051 69,556 56,718
Pool# MA4325
2.00%, 5/1/2051 9,179,911 7,419,262
Pool# FM8057
3.00%, 7/1/2051 3,787,081 3,361,922
Pool# MA4398
2.00%, 8/1/2051 6,767,783 5,473,161
Pool# MA4400
3.00%, 8/1/2051 3,594,536 3,150,744
Pool# FM8779
2.50%, 9/1/2051 833,270 709,209
Pool# MA4437
2.00%, 10/1/2051 1,000,163 809,226
Pool# FM8997
2.50%, 10/1/2051 8,326,436 7,073,815
Pool# CB1805
2.50%, 10/1/2051 3,319,580 2,829,120
Pool# FM9450
2.00%, 11/1/2051 157,288 127,988
Pool# CB2045
2.50%, 11/1/2051 1,955,792 1,667,540
Pool# FM9492
2.50%, 11/1/2051 1,520,394 1,296,608
Pool# FM9578
2.00%, 12/1/2051 30,080 24,476
Pool# CB2809
2.50%, 2/1/2052 3,002,549 2,530,783
Pool# CB3156
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
2.00%, 3/1/2052 1,725,796 1,400,192
Pool# CB3368
3.00%, 4/1/2052 1,799,174 1,575,661
Pool# CB3769
3.50%, 6/1/2052 1,276,630 1,161,989
Pool# CB5087
5.50%, 11/1/2052 12,900,593 13,097,289
Pool# FS3440
6.00%, 12/1/2052 1,793,520 1,845,436
Pool# CB7143
6.50%, 9/1/2053 1,967,198 2,022,815
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
1.50%, 2/25/2054 1,000,000 767,458
6.50%, 2/25/2054 5,000,000 5,118,326
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 410,196 373,501
Pool# AC0071
3.50%, 10/20/2042 600,638 551,944
Pool# MA2600
3.00%, 2/20/2045 441,892 400,469
Pool# MA2825
3.00%, 5/20/2045 321,966 292,462
Pool# MA4509
3.00%, 6/20/2047 411,865 372,132
Pool# MA4718
3.00%, 9/20/2047 383,512 346,668
Pool# MA4719
3.50%, 9/20/2047 1,498,508 1,398,342
Pool# MA6409
3.00%, 1/20/2050 162,090 145,948
Pool# MA6541
3.00%, 3/20/2050 2,447,687 2,203,042
Pool# MA6710
3.00%, 6/20/2050 885,735 795,607
Pool# MA7535
3.00%, 8/20/2051 945,543 846,684
Pool# 785702
2.50%, 10/20/2051 895,642 765,863
Pool# MA7705
2.50%, 11/20/2051 3,665,713 3,169,193
Pool# 785764
2.50%, 11/20/2051 1,116,359 954,594
Pool# 785730
3.00%, 11/20/2051 2,858,522 2,538,760
Pool# MA7707
3.50%, 11/20/2051 2,574,012 2,378,240
Pool# MA7766
2.00%, 12/20/2051 19,809,979 16,497,591
Pool# MA7767
2.50%, 12/20/2051 10,381,713 8,976,362
Pool# 785805
2.50%, 12/20/2051 1,914,546 1,635,853
Pool# 785791
2.50%, 12/20/2051 962,744 826,152
Pool# 785787
2.50%, 12/20/2051 912,439 780,225
Pool# 785788
2.50%, 12/20/2051 640,860 547,996

Nationwide Bond Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 13
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool (continued)
Pool# MA7768
3.00%, 12/20/2051 2,575,850 2,301,395
Pool# 785831
2.50%, 1/20/2052 962,576 822,497
Pool# MA8150
4.00%, 7/20/2052 471,534 447,807
Pool# MA8197
2.50%, 8/20/2052 438,153 378,902
Pool# MA8198
3.00%, 8/20/2052 2,215,612 1,980,944
Pool# MA8201
4.50%, 8/20/2052 256,046 249,419
Pool# MA8643
3.00%, 2/20/2053 5,572,564 4,997,639
Pool# MA8644
3.50%, 2/20/2053 4,662,944 4,326,899
Pool# MA9426
7.00%, 1/20/2054 3,000,860 3,085,688
GNMA TBA
4.00%, 2/15/2054 6,000,000 5,699,866
4.50%, 2/15/2054 34,000,000 33,101,499
5.00%, 2/15/2054 23,000,000 22,847,088
5.50%, 2/15/2054 9,000,000 9,057,566
6.00%, 2/15/2054 8,000,000 8,122,017
7.00%, 2/15/2054 2,000,000 2,055,122
Total Mortgage-Backed Securities
(cost $323,107,661) 307,574,330
Foreign Government Securities 0.8%
CANADA 0.1%
Province of Alberta,
1.30%, 7/22/2030 60,000 49,943
Province of British
Columbia, 1.30%,
1/29/2031 25,000 20,702
Province of Ontario
0.63%, 1/21/2026 50,000 46,436
2.30%, 6/15/2026 45,000 42,932
1.05%, 5/21/2027 25,000 22,574
2.00%, 10/2/2029 25,000 22,274
1.13%, 10/7/2030 40,000 32,750
Province of Quebec
0.60%, 7/23/2025 50,000 47,155
2.50%, 4/20/2026 50,000 48,046
2.75%, 4/12/2027 25,000 23,905
356,717
CHILE 0.1%
Republic of Chile, 3.25%,
9/21/2071 860,000 550,509
HUNGARY 0.1%
Hungary Government
Bond, Reg. S, 6.13%,
5/22/2028 940,000 966,884
INDONESIA 0.2%
Republic of Indonesia,
Reg. S, 3.85%,
7/18/2027 2,010,000 1,950,095
Foreign Government Securities
Principal
Amount ($) Value ($)
MEXICO 0.3%
United Mexican States
3.50%, 2/12/2034 1,470,000 1,230,387
3.75%, 4/19/2071 2,330,000 1,497,430
2,727,817
PANAMA 0.0%
†
Republic of Panama,
3.87%, 7/23/2060 500,000 280,845
Total Foreign Government Securities
(cost $6,616,243) 6,832,867
Supranational 0.2%
Asian Development Bank,
0.63%, 4/29/2025 1,000,000 952,061
European Investment
Bank, 1.63%, 3/14/2025 1,000,000 967,179
Total Supranational
(cost $2,010,226) 1,919,240
U.S. Treasury Obligations 19.5%
U.S. Treasury Bonds
5.00%, 5/15/2037 1,000,000 1,106,172
4.25%, 11/15/2040 7,250,000 7,286,533
4.75%, 2/15/2041 6,830,000 7,270,748
2.00%, 11/15/2041 40,000,000 28,565,625
3.38%, 8/15/2042 12,050,000 10,608,236
2.75%, 11/15/2042 6,500,000 5,185,273
4.00%, 11/15/2042 7,040,000 6,758,125
3.00%, 5/15/2045 11,000,000 8,934,492
2.50%, 5/15/2046 2,000,000 1,469,375
2.25%, 8/15/2046 8,000,000 5,575,938
3.00%, 2/15/2047 2,934,700 2,352,804
3.00%, 2/15/2048 15,500,000 12,350,352
1.63%, 11/15/2050 7,000,000 4,030,742
2.25%, 2/15/2052 4,500,000 3,020,449
2.88%, 5/15/2052 2,500,000 1,931,348
3.00%, 8/15/2052 8,401,400 6,662,376
4.00%, 11/15/2052 12,120,000 11,644,669
U.S. Treasury Inflation
Linked Bonds, 1.50%,
2/15/2053(g) 2,900,000 2,682,959
U.S. Treasury Notes
0.75%, 8/31/2026 14,060,000 12,928,609
2.63%, 5/31/2027 14,190,000 13,598,565
0.50%, 6/30/2027 14,520,000 12,933,577
0.63%, 5/15/2030 10,370,000 8,484,361
Total U.S. Treasury Obligations
(cost $195,920,984) 175,381,328

14 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Repurchase Agreements 1.3%
Principal
Amount ($) Value ($)
CF Secured, LLC 5.31%,
dated 1/31/2024, due
2/1/2024, repurchase
price $7,417,484,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$7,565,834. (h) 7,416,390 7,416,390
Santander US Capital
Markets 5.30%,
dated 1/31/2024, due
2/1/2024, repurchase
price $4,317,449,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.00%, maturing
2/6/2024 - 5/15/2053;
total market value
$4,403,797. (h) 4,316,81 3 4,316,813
Total Repurchase
Agreements
(cost $11,733,203)
11,733,203
Total Investments Before TBA Sale Commitments
(cost $997,539,723) — 107.0% 961,543,792
TBA Sale Commitments   (7.0)%
Mortgage-Backed Security
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.00%, 2/25/2054 (11,000,000) (8,868,291)
2.50%, 2/25/2054 (12,000,000) (10,090,045)
5.50%, 2/25/2054 (11,000,000) (11,031,310)
4.00%, 3/25/2054 (2,000,000) (1,882,924)
4.00%, 4/25/2054 (4,000,000) (3,769,442)
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 2/25/2054 (1,000,000) (1,013,691)
4.50%, 3/25/2054 (9,000,000) (8,704,332)
GNMA TBA
2.00%, 2/15/2054 (5,000,000) (4,163,463)
2.50%, 2/15/2054 (1,000,000) (864,509)
3.00%, 2/15/2054 (11,000,000) (9,825,234)
3.50%, 2/15/2054 (3,000,000) (2,767,254)
Total TBA Sale Commitment
(cost $(62,735,371)) (62,980,495)
Total Investments
(cost $934,804,352) — 100.0% 898,563,297
Liabilities in excess of other assets — 0.0% (343,346)
NET ASSETS — 100.0%
$ 898,219,951
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2024.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2024
was $103,845,870 which represents 11.56% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2024.
(d) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $12,477,215, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $11,733,203 and by $1,333,853 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.00%, and maturity
dates ranging from 7/31/2024 – 8/15/2053, a total value of
$13,067,056.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2024.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2024. The maturity date reflects the next call date.
(g) Principal amounts are not adjusted for inflation.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $11,733,203.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Bond Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 15
Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2024 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month EURIBOR
semi-annually
2.00% annually
Pay 1/25/2049 EUR 7,950,000 (1,529) 15,005 13,476
6 Month EURIBOR
semi-annually
3.25% annually
Pay 3/20/2026 EUR 1,760,000 16,057 2,882 18,939
6 Month EURIBOR
semi-annually
2.50% annually
Rec 3/20/2054 EUR 2,030,000 (55,649) 1,351 (54,298)
6 Month BBR semi-annually 4.00%
semi-annually Pay 3/20/2029 AUD 17,260,000 (69,891) 103,373 33,482
6 Month EURIBOR
semi-annually
3.00% annually
Pay 10/11/2033 EUR 12,350,000 142,423 77,168 219,591
6 Month EURIBOR
semi-annually
3.00% annually
Pay 1/25/2039 EUR 5,580,000 18,730 20,902 39,632
6 Month BBR semi-annually 4.25%
semi-annually Pay 3/20/2034 AUD 1,470,000 (33,654) 33,519 (135)
3 Month STIBOR quarterly 3.50% annually Pay 3/20/2026 SEK 129,950,000 124,447 28,989 153,436
3 Month BBR quarterly 3.75% quarterly Pay 3/20/2026 AUD 1,300,000 (3,878) 2,927 (951)
6 Month NIBOR
semi-annually
3.75% annually
Rec 3/20/2034 NOK 12,770,000 (33,238) 13,893 (19,345)
3 Month BBR quarterly 4.75%
semi-annually Pay 3/20/2034 NZD 2,340,000 2,664 39,998 42,662
1 Day REPO_CORRA
semi-annually
3.25%
semi-annually Pay 3/20/2034 CAD 860,000 (9,183) 3,691 (5,492)
1 Day ESTR annually 2.50% annually Pay 10/19/2028 EUR 8,180,000 57,187 45,686 102,873
1 Day SONIA annually 4.25% annually Pay 3/20/2034 GBP 240,000 12,966 4,367 17,333
1 Day SOFR annually 3.61% annually Rec 5/31/2028 USD 38,240,000 (19,396) 32,784 13,388
1 Day SOFR annually 3.73% annually Pay 11/28/2027 USD 8,080,000 29,486 40,872 70,358
1 Day ESTR annually 2.37% annually Pay 1/19/2034 EUR 13,200,000 (11,975) 82,206 70,231
1 Day ESTR annually 2.50% annually Pay 12/12/2025 EUR 6,030,000 (11,875) 1,202 (10,673)
1 Day SOFR annually 4.00% annually Pay 3/20/2026 USD 13,280,000 (26,112) 40,084 13,972
1 Day ESTR annually 3.00% annually Rec 3/20/2026 EUR 48,380,000 (522,194) 21,255 (500,939)
6 Month EURIBOR
semi-annually
3.00% annually
Pay 10/20/2027 EUR 14,190,000 (40,476) 269,143 228,667
6 Month EURIBOR
semi-annually
1.05% annually
Pay 11/8/2047 EUR 18,340,000 (645,054) 67,378 (577,676)
6 Month EURIBOR
semi-annually
2.15% annually
Pay 9/8/2037 EUR 12,240,000 (494,349) 163,680 (330,669)
1 Day ESTR annually 2.67% annually Pay 4/22/2028 EUR 18,260,000 32,341 358,156 390,497
1 Day SOFR annually 4.31% annually Pay 5/10/2033 USD 12,970,000 (74,020) 451,825 377,805
6 Month EURIBOR
semi-annually
2.00% annually
Rec 5/17/2053 EUR 3,960,000 5,013 31,224 36,237
1 Day SOFR annually 2.56% annually Rec 11/5/2053 USD 22,710,000 114,090 363,869 477,959
1 Day TONAR annually 1.25% annually Rec 3/8/2033 JPY 844,000,000 (12,388) 17,145 4,757
1 Day SOFR annually 2.08% annually Rec 7/28/2047 USD 23,580,000 405,995 258,481 664,476
1 Day SOFR annually 2.68% annually Rec 7/28/2032 USD 9,720,000 148,967 160,506 309,473
Total unrealized appreciation (954,495) 2,753,561 1,799,066
6 Month EURIBOR
semi-annually
2.50% annually
Rec 1/25/2044 EUR 13,330,000 (15,266) (33,082) (48,348)
6 Month NIBOR
semi-annually
4.25% annually
Pay 3/20/2026 NOK 166,730,000 113,981 (53,879) 60,102
6 Month EURIBOR
semi-annually
2.54% annually
Rec 1/19/2034 EUR 13,200,000 13,189 (70,074) (56,885)
3 Month STIBOR quarterly 3.00% annually Rec 3/20/2034 SEK 31,910,000 (118,426) (7,814) (126,240)
6 Month EURIBOR
semi-annually
3.00% annually
Pay 3/20/2034 EUR 4,330,000 195,247 (7,411) 187,836

16 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Portfolio
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month EURIBOR
semi-annually
2.50% annually
Rec 10/11/2053 EUR 5,940,000 (198,178) (45,336) (243,514)
1 Day REPO_CORRA
semi-annually
3.75%
semi-annually Pay 3/20/2026 CAD 32,200,000 (64,307) (7,583) (71,890)
1 Day SONIA annually 5.25% annually Rec 3/20/2026 GBP 8,550,000 (208,172) (48,378) (256,550)
1 Day SOFR annually 3.61% annually Rec 11/15/2053 USD 8,170,000 (58,022) (139,806) (197,828)
1 Day SOFR annually 4.25% annually Pay 3/20/2029 USD 4,480,000 (116,767) (20,559) (137,326)
1 Day SOFR annually 4.25% annually Pay 3/20/2034 USD 440,000 27,990 (3,300) 24,690
1 Day SOFR annually 3.58% annually Pay 8/15/2033 USD 12,640,000 28,805 (27,652) 1,153
1 Day SOFR annually 3.51% annually Rec 11/29/2053 USD 2,560,000 (43,684) (1,004) (44,688)
1 Day SARON annually 1.50% annually Pay 3/20/2034 CHF 1,560,000 57,948 (8,532) 49,416
1 Day TONAR annually 0.50% annually Rec 3/21/2029 JPY 3,839,000,000 286,250 (254,052) 32,198
1 Day SOFR annually 3.39% annually Pay 10/5/2038 USD 26,690,000 (175,729) (173,716) (349,445)
1 Day TONAR annually 1.50% annually Pay 3/8/2038 JPY 915,000,000 (45,793) (43,581) (89,374)
6 Month EURIBOR
semi-annually
1.45% annually
Rec 10/8/2042 EUR 31,310,000 1,376,846 (136,673) 1,240,173
3 Month EURIBOR quarterly 2.85% annually Rec 4/22/2028 EUR 18,260,000 (24,069) (363,313) (387,382)
1 Day SOFR annually 2.91% annually Pay 7/28/2037 USD 23,760,000 (345,311) (335,124) (680,435)
Total unrealized depreciation 686,532 (1,780,869) (1,094,337)
Net unrealized appreciation (267,963) 972,692 704,729
– – –
As of January 31, 2024, the Fund had $1,165,926 segregated as collateral for interest rate swap contracts.
Abbreviation :
BBR Bank Bill Reference Rate
EURIBOR Euro Interbank Offered Rate
ESTR Euro Short-Term Rate
NIBOR Norwegian Interbank Offered Rate
CORRA Canadian Overnight Repo Rate Average
SARON Swiss Average Rate Overnight
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
STIBOR Stockholm Interbank Offered Rate
TONAR Tokyo Overnight Average Rate
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar

Nationwide Bond Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 17
Forward Foreign Currency Contracts outstanding as of January 31, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CAD 1,169,249 USD 870,088 Bank of America NA 3/20/2024 123
CHF 2,103,421 USD 2,413,586 Morgan Stanley Co., Inc. 3/20/2024 36,415
GBP 606,633 USD 768,718 BNP Paribas 3/20/2024 354
NOK 6,409,707 USD 608,217 JPMorgan Chase Bank NA 3/20/2024 1,919
USD 785,294 AUD 1,192,572 Morgan Stanley Co., Inc. 3/20/2024 1,700
USD 797,617 NZD 1,301,674 BNP Paribas 3/20/2024 1,920
USD 1,579,673 JPY 220,557,419 Morgan Stanley Co., Inc. 3/21/2024 69,642
Total unrealized appreciation 112,073
AUD 1,169,981 USD 787,624 BNP Paribas 3/20/2024 (18,874)
EUR 777,392 USD 853,203 BNP Paribas 3/20/2024 (11,391)
NZD 1,006,328 USD 625,111 Citibank NA 3/20/2024 (9,956)
SEK 6,831,245 USD 667,349 BNP Paribas 3/20/2024 (9,671)
USD 1,059,755 CAD 1,435,941 Morgan Stanley Co., Inc. 3/20/2024 (8,941)
USD 1,858,487 CHF 1,603,172 Citibank NA 3/20/2024 (8,839)
USD 1,064,415 EUR 985,979 Barclays Bank plc 3/20/2024 (3,270)
USD 961,443 GBP 764,139 BNP Paribas 3/20/2024 (7,311)
USD 733,442 NOK 8,032,891 BNP Paribas 3/20/2024 (31,204)
USD 885,503 SEK 9,259,194 Barclays Bank plc 3/20/2024 (5,925)
JPY 279,706,080 USD 1,944,123 BNP Paribas 3/21/2024 (29,135)
Total unrealized depreciation (144,517)
Net unrealized depreciation (32,444)
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar
Futures contracts outstanding as of January 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Euro-Bund 15 3/2024 EUR 2,202,197 8,406
U.S. Treasury 2 Year Note 323 3/2024 USD 66,426,969 486,625
U.S. Treasury 5 Year Note 714 3/2024 USD 77,390,906 645,020
U.S. Treasury 10 Year Note 328 3/2024 USD 36,843,625 575,303
Total long contracts 1,715,354
Short Contracts
Euro-Bobl (72) 3/2024 EUR (9,222,867) (70,137)
Euro-Buxl (1) 3/2024 EUR (148,661) (2,940)
Euro-OAT (4) 3/2024 EUR (563,607) (3,220)
Euro-Schatz (57) 3/2024 EUR (6,541,293) (4,913)
U.S. Treasury 10 Year Ultra Note (84) 3/2024 USD (9,817,500) 9,731
U.S. Treasury Long Bond (156) 3/2024 USD (19,085,625) (191,273)
U.S. Treasury Ultra Bond (33) 3/2024 USD (4,264,219) 60,817
Total short contracts (201,935)
Net contracts 1,513,419
As of January 31, 2024, the Fund had $21,000 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

18 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bond Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 19
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 99,888,094 $ – $ 99,888,094
Collateralized Mortgage Obligations – 18,328,825 – 18,328,825
Commercial Mortgage-Backed Securities – 40,639,344 – 40,639,344
Corporate Bonds – 298,737,744 – 298,737,744
Foreign Government Securities – 6,832,867 – 6,832,867
Forward Foreign Currency Contracts – 112,073 – 112,073
Futures Contracts 1,785,902 – – 1,785,902
Interest Rate Swaps† – 2,753,561 – 2,753,561
Mortgage-Backed Securities – 307,574,330 – 307,574,330
Municipal Bonds – 508,817 – 508,817
Repurchase Agreements – 11,733,203 – 11,733,203
Supranational – 1,919,240 – 1,919,240
U.S. Treasury Obligations – 175,381,328 – 175,381,328
Total Assets $ 1,785,902 $ 964,409,426 $ – $ 966,195,328
Liabilities:
Forward Foreign Currency Contracts $ – $ (144,517) $ – $ (144,517)
Futures Contracts (272,483) – – (272,483)
Interest Rate Swaps† – (1,780,869) – (1,780,869)
TBA Sale Commitments – (62,980,495) – (62,980,495)
Total Liabilities $ (272,483) $ (64,905,881) $ – $ (65,178,364)
Total $ 1,513,419 $ 899,503,545 $ – $ 901,016,964
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

20 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Portfolio
default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2024 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Nationwide Bond Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 21
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2024:
Assets: Fair Value
Swap Contracts†
Interest rate risk Unrealized appreciation on centrally cleared swap contracts $ 2,753,561
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 112,073
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 1,785,902
Total $ 4,651,536
Liabilities:
Swap Contracts†
Interest rate risk Unrealized depreciation on centrally cleared swap contracts $ (1,780,869)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (144,517)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (272,483)
Total $ (2,197,869)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities 2.1%
Principal
Amount ($) Value ($)
Airlines 0.1%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class A, 2.44%,
7/15/2046(a) 1,138,702 998,385
Stonepeak ABS, Series
2021-1A, Class AA, 2.30%,
2/28/2033(a) 1,291,507 1,200,843
2,199,228
Automobiles 0.4%
Avis Budget Rental Car
Funding AESOP LLC
Series 2021-2A, Class A,
1.66%, 2/20/2028(a) 5,000,000 4,550,357
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 860,000 870,731
Ford Credit Floorplan Master
Owner Trust, Series 2020-2,
Class A, 1.06%, 9/15/2027 2,040,000 1,917,417
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 1,340,000 1,350,629
Hertz Vehicle Financing III LP,
Series 2021-2A, Class B,
2.12%, 12/27/2027(a) 2,060,000 1,880,687
Hertz Vehicle Financing LLC,
Series 2021-1A, Class B,
1.56%, 12/26/2025(a) 1,390,000 1,345,871
LAD Auto Receivables Trust,
Series 2023-2A, Class A2,
5.93%, 6/15/2027(a) 968,829 970,587
Porsche Financial Auto
Securitization Trust, Series
2023-1A, Class A2, 5.42%,
12/22/2026(a) 1,162,916 1,162,305
14,048,584
Equipment Loans & Leases 0.1%
M&T Equipment Notes, Series
2023-1A, Class A4, 5.75%,
7/15/2030(a) 1,340,000 1,353,397
MMAF Equipment Finance
LLC, Series 2024-A, Class
A4, 5.10%, 7/13/2049(a) 860,000 863,281
2,216,678
Home Equity 0.1%
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 5.99%,
12/25/2034(b) 685,792 663,224
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2004-
HE8, Class M2, 6.47%,
9/25/2034(b) 870,998 865,915
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Morgan Stanley Home
Equity Loan Trust, Series
2006-2, Class A4, 6.01%,
2/25/2036(b) 273,154 269,549
1,798,688
Other 1.1%
AB BSL CLO 4 Ltd., Series
2023-4A, Class A, 7.32%,
4/20/2036(a)(b) 1,000,000 1,004,363
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 6.89%,
11/2/2030(a)(b) 413,672 413,677
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2022-FL1, Class A, 6.80%,
1/15/2037(a)(b) 666,000 664,548
Ballyrock CLO Ltd., Series
2019-2A, Class A1BR,
6.83%, 11/20/2030(a)(b) 970,000 968,930
Barings CLO Ltd., Series
2018-2A, Class B, 7.48%,
4/15/2030(a)(b) 360,000 358,460
Barings Private Credit Corp.
CLO Ltd., Series 2023-
1A, Class A1, 7.71%,
7/15/2031(a)(b) 649,333 649,584
BCRED MML CLO LLC,
Series 2021-1A, Class A,
7.06%, 1/15/2035(a)(b) 1,650,000 1,639,316
Carlyle Global Market
Strategies CLO Ltd., Series
2014-3RA, Class A1A,
6.63%, 7/27/2031(a)(b) 213,585 213,642
CarVal CLO VII-C Ltd., Series
2023-1A, Class A1, 7.52%,
1/20/2035(a)(b) 2,460,000 2,469,129
CBAM Ltd., Series 2017-
1A, Class A1, 6.83%,
7/20/2030(a)(b) 655,662 656,104
Foundation Finance Trust,
Series 2021-1A, Class A,
1.27%, 5/15/2041(a) 751,256 686,831
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 6.83%,
11/22/2031(a)(b) 450,000 450,053
GoldenTree Loan
Opportunities IX Ltd.,
Series 2014-9A, Class BR2,
7.18%, 10/29/2029(a)(b) 620,000 620,179
Greywolf CLO V Ltd., Series
2015-1A, Class A1R,
6.75%, 1/27/2031(a)(b) 708,844 708,916
GREYWOLF CLO VI Ltd.,
Series 2018-1A, Class A2,
7.21%, 4/26/2031(a)(b) 1,200,000 1,193,153
Grippen Park CLO Ltd., Series
2017-1A, Class C, 7.88%,
1/20/2030(a)(b) 2,110,000 2,107,040

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 23
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 7.28%,
1/17/2030(a)(b) 750,000 748,003
Hildene Community Funding
CDO Ltd., Series 2015-
1A, Class ARR, 2.60%,
11/1/2035(a) 2,106,429 1,779,455
Magnetite XXVI Ltd., Series
2020-26A, Class A1R,
6.71%, 7/25/2034(a)(b) 740,000 739,990
Myers Park CLO Ltd., Series
2018-1A, Class B1, 7.18%,
10/20/2030(a)(b) 510,000 510,033
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
6.59%, 4/19/2030(a)(b) 435,578 435,576
Neuberger Berman Loan
Advisers CLO 29 Ltd.,
Series 2018-29A, Class A1,
6.70%, 10/19/2031(a)(b) 279,883 279,966
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
6.64%, 4/16/2033(a)(b) 350,000 350,127
Oaktree CLO Ltd., Series
2022-2A, Class A1R,
6.86%, 7/15/2033(a)(b) 290,000 290,054
Ocean Trails CLO X, Series
2020-10A, Class AR,
6.80%, 10/15/2034(a)(b) 850,000 849,993
Octagon Investment Partners
35 Ltd., Series 2018-
1A, Class A1A, 6.64%,
1/20/2031(a)(b) 867,452 867,687
Octagon Investment Partners
XXI Ltd., Series 2014-
1A, Class AAR3, 6.64%,
2/14/2031(a)(b) 1,170,000 1,170,168
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
6.68%, 5/23/2031(a)(b) 494,178 494,215
Palmer Square CLO Ltd.,
Series 2019-1A, Class A1R,
6.79%, 11/14/2034(a)(b) 1,500,000 1,499,983
PFS Financing Corp.
Series 2021-A, Class B,
0.96%, 4/15/2026(a) 596,000 589,492
Series 2021-B, Class A,
0.77%, 8/15/2026(a) 770,000 749,939
Sierra Timeshare Receivables
Funding LLC, Series
2020-2A, Class A, 1.33%,
7/20/2037(a) 326,286 312,054
Stratus Static CLO Ltd., Series
2022-3A, Class AR, 6.62%,
10/20/2031(a)(b) 930,000 929,977
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,020,093 1,914,809
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Sycamore Tree CLO Ltd.,
Series 2023-2A, Class A,
7.65%, 4/20/2035(a)(b) 2,480,000 2,480,258
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 6.66%, 1/17/2032(a)
(b) 350,000 350,010
Valley Stream Park CLO Ltd.,
Series 2022-1A, Class DR,
9.47%, 10/20/2034(a)(b) 570,000 570,051
Voya CLO Ltd.
Series 2018-2A, Class A1,
6.58%, 7/15/2031(a)(b) 956,325 956,411
Series 2018-4A, Class
A1AR, 6.62%, 1/15/2032(a)
(b) 825,000 825,602
Whitebox CLO IV Ltd., Series
2023-4A, Class A1, 7.47%,
4/20/2036(a)(b) 600,000 603,526
Woodmont Trust, Series 2023-
12A, Class A1A, 7.82%,
7/25/2031(a)(b) 459,136 459,510
35,560,814
Student Loan 0.3%
AccessLex Institute, Series
2007-A, Class A3, 5.94%,
5/25/2036(b) 1,397,631 1,370,233
Commonbond Student
Loan Trust, Series 2021-
AGS, Class A, 1.20%,
3/25/2052(a) 1,145,174 940,265
ECMC Group Student
Loan Trust, Series 2020-
2A, Class A, 6.61%,
11/25/2069(a)(b) 1,170,396 1,169,462
Navient Private Education
Refi Loan Trust, Series
2020-GA, Class A, 1.17%,
9/16/2069(a) 888,409 803,369
Navient Student Loan Trust,
Series 2021-1A, Class A1B,
6.06%, 12/26/2069(a)(b) 1,672,926 1,644,376
SLM Student Loan Trust,
Series 2005-9, Class A7A,
6.22%, 1/25/2041(b) 342,524 342,322
SMB Private Education Loan
Trust
Series 2017-A, Class B,
3.50%, 6/17/2041(a) 1,000,000 945,128
Series 2021-B, Class A,
1.31%, 7/17/2051(a) 795,695 719,540
Series 2021-A, Class APT2,
1.07%, 1/15/2053(a) 999,334 885,856
Series 2021-A, Class A2A1,
6.18%, 1/15/2053(a)(b) 1,342,597 1,325,131
10,145,682
Total Asset-Backed Securities
(cost $67,737,353)
65,969,674

24 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Closed End Funds 0.0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0.0%
†
NexPoint Diversified Real
Estate Trust 2,240 15,456
Total Closed End Funds
(cost $24,036) 15,456
Collateralized Mortgage Obligations 1.0%
Angel Oak Mortgage Trust,
Series 2021-7, Class A3,
2.34%, 10/25/2066(a)(b) 3,145,395 2,646,415
BRAVO Residential Funding
Trust, Series 2024-
NQM1, Class A1, 5.94%,
12/1/2063(a)(c) 860,000 859,773
CSMC Trust
Series 2021-AFC1, Class
A1, 0.83%, 3/25/2056(a)(b) 292,356 227,685
Series 2021-AFC1, Class
A3, 1.17%, 3/25/2056(a)(b) 292,356 225,539
Series 2021-NQM6, Class
A3, 1.59%, 7/25/2066(a)(b) 1,362,057 1,105,432
Series 2022-7R, Class 1A1,
8.84%, 10/25/2066(a)(b) 2,239,950 2,185,673
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class
1A1B, 5.59%, 4/19/2047(b) 832,288 687,684
FHLMC STACR REMIC Trust
Series 2021-DNA3, Class
M2, 7.44%, 10/25/2033(a)
(b) 3,153,000 3,190,458
Series 2021-DNA5, Class
M2, 6.99%, 1/25/2034(a)(b) 591,733 594,135
Series 2022-DNA3, Class
M1B, 8.24%, 4/25/2042(a)
(b) 960,000 996,000
FNMA
Series 2014-C02, Class
1M2, 8.06%, 5/25/2024(b) 667,749 671,087
Series 2014-C02, Class
2M2, 8.06%, 5/25/2024(b) 232,577 233,740
Series 2014-C03, Class
1M2, 8.46%, 7/25/2024(b) 395,177 399,129
Series 2015-C03, Class
1M2, 10.46%, 7/25/2025(b) 1,721,962 1,803,756
FNMA REMICS, Series
2015-65, Class CZ, 3.50%,
9/25/2045 939,394 813,446
GCAT Trust, Series 2024-
INV1, Class 1A2, 5.50%,
1/25/2054(a)(b) 890,000 882,282
Legacy Mortgage Asset Trust
Series 2020-RPL1, Class
A1, 3.00%, 9/25/2059(a)(b) 1,217,093 1,154,584
Series 2020-GS2, Class A1,
5.75%, 3/25/2060(a)(c) 984,555 983,171
Series 2021-GS2, Class A1,
1.75%, 4/25/2061(a)(c) 383,137 371,370
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Morgan Stanley Mortgage
Loan Trust, Series 2005-
2AR, Class A, 5.71%,
4/25/2035(b) 568,821 526,931
New Residential Mortgage
Loan Trust
Series 2019-6A, Class B1,
4.00%, 9/25/2059(a)(b) 803,373 751,465
Series 2019-6A, Class B2,
4.25%, 9/25/2059(a)(b) 779,744 729,452
OBX Trust, Series 2021-
NQM2, Class A3, 1.56%,
5/25/2061(a)(b) 757,552 601,359
PRPM LLC, Series 2024-
RCF1, Class A1, 4.00%,
1/25/2054(a)(c) 910,000 874,651
Residential Mortgage Loan
Trust, Series 2020-2, Class
A1, 1.65%, 5/25/2060(a)(b) 226,593 223,245
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 424,055 420,589
Series 2019-1, Class M,
4.75%, 7/25/2058(a)(b) 1,850,000 1,738,488
Series 2019-4, Class M,
4.50%, 2/25/2059(a)(b) 2,107,000 1,915,975
Towd Point Mortgage Trust
Series 2019-HY1, Class B1,
7.60%, 10/25/2048(a)(b) 970,000 1,002,149
Series 2019-HY2, Class A1,
6.45%, 5/25/2058(a)(b) 633,604 641,504
WaMu Mortgage Pass-
Through Certificates Trust
Series 2004-AR9, Class A7,
5.24%, 8/25/2034(b) 1,241,426 1,161,184
Series 2005-AR13, Class
A1A1, 6.03%, 10/25/2045(b) 440,150 415,612
Total Collateralized Mortgage Obligations
(cost $33,096,230)
31,033,963
Commercial Mortgage-Backed Securities 0.9%
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,112,625
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,336,216
Series 2017-BNK5, Class
XA, IO, 1.08%, 6/15/2060(b) 39,991,188 968,051
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 1,900,313
BPR Trust, Series 2021-
TY, Class B, 6.60%,
9/15/2038(a)(b) 780,000 769,371
BX Commercial Mortgage
Trust
Series 2021-ACNT, Class A,
6.30%, 11/15/2038(a)(b) 950,000 942,578
Series 2022-AHP, Class A,
6.32%, 1/17/2039(a)(b) 2,000,000 1,975,000

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 25
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2020-VIVA, Class E,
3.67%, 3/11/2044(a)(b) 1,140,000 932,464
BX Trust
Series 2021-BXMF, Class A,
6.08%, 10/15/2026(a)(b) 1,229,389 1,213,179
Series 2019-MMP, Class A,
6.38%, 8/15/2036(a)(b) 2,009,942 1,979,793
CFK Trust
Series 2020-MF2, Class F,
3.57%, 3/15/2039(a)(b) 1,500,000 910,053
Series 2020-MF2, Class E,
3.57%, 3/15/2039(a)(b) 1,170,000 853,159
DBJPM Mortgage Trust,
Series 2016-C1, Class B,
4.20%, 5/10/2049(b) 1,530,000 1,394,751
GNMA REMICS
Series 2022-3, Class , IO,
0.64%, 2/16/2061(b) 192,600 9,558
Series 2020-157, Class , IO,
0.94%, 6/16/2062(b) 9,045,906 567,843
Series 2020-190, Class , IO,
1.05%, 11/16/2062(b) 9,509,056 700,382
Hawaii Hotel Trust, Series
2019-MAUI, Class F, 8.13%,
5/15/2038(a)(b) 1,040,000 1,001,000
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2020-NNN, Class
GFX, 4.84%, 1/16/2037(a)
(b) 3,550,000 783,128
JPMDB Commercial Mortgage
Securities Trust, Series
2017-C5, Class B, 4.01%,
3/15/2050(b) 1,610,000 1,299,820
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
7.35%, 5/15/2036(a)(b) 1,349,054 1,328,518
Series 2018-H4, Class XA,
IO, 0.98%, 12/15/2051(b) 19,145,669 618,114
OPG Trust, Series 2021-
PORT, Class A, 5.93%,
10/15/2036(a)(b) 1,316,706 1,295,310
STWD Ltd., Series 2019-
FL1, Class A, 6.53%,
7/15/2038(a)(b) 345,944 345,943
UBS Commercial Mortgage
Trust, Series 2018-
C11, Class B, 4.71%,
6/15/2051(b) 1,490,000 1,307,955
WMRK Commercial Mortgage
Trust, Series 2022-
WMRK, Class A, 8.12%,
11/15/2027(a)(b) 2,560,000 2,568,000
Total Commercial Mortgage-Backed
Securities
(cost $33,060,813) 28,113,124
Common Stocks 66.7%
Shares Value ($)
Aerospace & Defense 1.0%
AAR Corp. * 1,792 108,989
AeroVironment, Inc. * 1,168 140,908
AerSale Corp. *(d) 870 8,091
Archer Aviation, Inc.,
Class A *(d) 4,734 22,865
Astronics Corp. * 947 16,014
Axon Enterprise, Inc. * 3,046 758,637
Boeing Co. (The) * 23,664 4,994,051
BWX Technologies, Inc. 3,565 290,476
Cadre Holdings, Inc. 529 17,981
Curtiss-Wright Corp. 1,723 383,488
Ducommun, Inc. * 444 21,911
Eve Holding, Inc. * 1,321 8,190
General Dynamics Corp. 11,107 2,943,244
HEICO Corp. 5,273 815,883
Hexcel Corp. 3,911 259,651
Howmet Aerospace, Inc. 16,556 931,441
Huntington Ingalls Industries,
Inc. 1,618 418,933
Kaman Corp. 1,083 48,789
Kratos Defense & Security
Solutions, Inc. * 5,903 99,938
L3Harris Technologies, Inc. 7,962 1,659,440
Leonardo DRS, Inc. * 1,488 28,882
Lockheed Martin Corp. 9,534 4,093,995
Mercury Systems, Inc. *(d) 2,309 68,485
Moog, Inc., Class A 1,215 169,857
National Presto Industries, Inc. 343 27,155
Northrop Grumman Corp. 6,132 2,739,532
Park Aerospace Corp. 800 11,800
Parsons Corp. * 1,815 118,247
Redwire Corp. *(d) 104 302
Rocket Lab USA, Inc. *(d) 14,061 68,196
RTX Corp. 62,374 5,683,519
Satellogic, Inc., Class A * 157 220
Spirit AeroSystems Holdings,
Inc., Class A *(d) 4,770 130,984
Terran Orbital Corp. *(d) 733 607
Textron, Inc. 8,259 699,620
TransDigm Group, Inc. 2,221 2,426,842
Triumph Group, Inc. * 1,342 21,740
V2X, Inc. * 446 17,345
Vertical Aerospace Ltd. * 225 162
Virgin Galactic Holdings,
Inc. *(d) 11,045 19,660
Woodward, Inc. 2,475 340,981
30,617,051
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc. * 1,176 18,216
CH Robinson Worldwide,
Inc. (d) 4,215 354,439
Expeditors International of
Washington, Inc. 6,242 788,552
FedEx Corp. 10,148 2,448,611
Forward Air Corp. 1,233 54,659
GXO Logistics, Inc. * 5,377 292,401
Hub Group, Inc., Class A * 2,888 130,769
Radiant Logistics, Inc. * 1,463 8,983

26 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Air Freight & Logistics
United Parcel Service, Inc.,
Class B 30,795 4,369,811
8,466,441
Automobile Components 0.1%
Adient plc *(d) 4,396 152,585
American Axle &
Manufacturing Holdings,
Inc. *(d) 4,405 35,636
Aptiv plc * 11,602 943,591
Atmus Filtration Technologies,
Inc. * 82 1,831
Autoliv, Inc. 387 41,455
BorgWarner, Inc. (d) 8,743 296,388
Cooper-Standard Holdings,
Inc. * 86 1,513
Dana, Inc. (d) 6,186 83,882
Dorman Products, Inc. * 1,202 97,855
Fox Factory Holding Corp. * 1,972 124,315
Garrett Motion, Inc. *(d) 515 4,424
Gentex Corp. (d) 9,807 324,906
Gentherm, Inc. *(d) 1,547 74,488
Goodyear Tire & Rubber Co.
(The) * 10,266 143,108
Holley, Inc. * 255 1,216
Kandi Technologies Group,
Inc. * 324 875
LCI Industries (d) 1,137 126,525
Lear Corp. (d) 2,479 329,459
Luminar Technologies, Inc.,
Class A *(d) 14,585 39,671
Modine Manufacturing Co. * 2,052 141,773
Motorcar Parts of America,
Inc. * 3,742 34,165
Patrick Industries, Inc. (d) 947 95,069
Phinia, Inc. 1,707 51,620
QuantumScape Corp.,
Class A *(d) 14,240 96,974
Solid Power, Inc. *(d) 11,302 18,309
Standard Motor Products,
Inc. (d) 1,097 44,264
Stoneridge, Inc. * 1,026 18,253
Visteon Corp. *(d) 1,296 149,416
XPEL, Inc. Reg. S* 1,041 55,641
3,529,207
Automobiles 0.9%
Canoo, Inc. *(d) 2,982 609
Cenntro Electric Group Ltd. * 1 1
Ferrari NV 204 70,568
Fisker, Inc., Class A *(d) 9,586 7,692
Ford Motor Co. (d) 167,679 1,965,198
General Motors Co. 58,602 2,273,758
Harley-Davidson, Inc. 6,055 196,485
Livewire Group, Inc. *(d) 731 7,251
Lucid Group, Inc. *(d) 35,047 118,459
NWTN, Inc., Class B *(d) 1,256 8,327
Rivian Automotive, Inc.,
Class A *(d) 27,684 423,842
Tesla, Inc. * 117,639 22,032,608
Thor Industries, Inc. (d) 2,365 267,292
Winnebago Industries, Inc. 1,295 85,107
Common Stocks
Shares Value ($)
Automobiles
Workhorse Group, Inc. *(d) 2,629 697
27,457,894
Banks 2.3%
1st Source Corp. 1,228 64,188
ACNB Corp. 41 1,600
Amalgamated Financial Corp. 526 13,971
Amerant Bancorp, Inc.,
Class A (d) 3,041 68,757
American National
Bankshares, Inc. 454 20,562
Ameris Bancorp 1,873 92,976
Ames National Corp. (d) 571 12,071
Arrow Financial Corp. 710 17,885
Associated Banc-Corp. 8,853 186,002
Atlantic Union Bankshares
Corp. 3,607 123,215
Axos Financial, Inc. * 2,443 135,415
Banc of California, Inc. 7,072 97,452
BancFirst Corp. (d) 1,144 101,255
Bancorp, Inc. (The) * 267 11,652
Bank First Corp. (d) 255 21,532
Bank of America Corp. 300,898 10,233,541
Bank of Hawaii Corp. (d) 3,093 195,570
Bank of Marin Bancorp 1,832 35,871
Bank of NT Butterfield & Son
Ltd. (The) 2,865 86,895
Bank OZK 4,810 216,979
Bank7 Corp. 248 6,932
BankUnited, Inc. 381 10,767
Banner Corp. 650 30,277
Bar Harbor Bankshares 617 16,233
BayCom Corp. 56 1,143
BCB Bancorp, Inc. 75 932
Berkshire Hills Bancorp, Inc. 642 15,408
Blue Foundry Bancorp * 113 1,078
BOK Financial Corp. (d) 1,072 89,876
Bridgewater Bancshares,
Inc. *(d) 976 12,210
Broadway Financial Corp. * 1 6
Brookline Bancorp, Inc. 1,559 16,868
Burke & Herbert Financial
Services Corp. (d) 570 33,288
Business First Bancshares,
Inc. 580 13,079
BV Financial, Inc. 1,777 24,860
Byline Bancorp, Inc. 2,515 54,928
C&F Financial Corp. 218 12,099
Cadence Bank 941 25,049
California Bancorp, Inc. * 893 22,620
Cambridge Bancorp 508 34,844
Camden National Corp. 571 20,573
Capital Bancorp, Inc. 347 7,551
Capital City Bank Group, Inc. 571 16,319
Capitol Federal Financial,
Inc. (d) 3,825 24,251
Capstar Financial Holdings,
Inc. 612 11,132
Carter Bankshares, Inc. * 943 13,636
Cathay General Bancorp (d) 4,728 194,652
Central Pacific Financial Corp. 135 2,601

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Banks
Central Valley Community
Bancorp 662 12,856
Chemung Financial Corp. 232 10,793
ChoiceOne Financial
Services, Inc. 463 12,353
Citigroup, Inc. 82,019 4,607,007
Citizens & Northern Corp. 574 11,635
Citizens Financial Group, Inc. 19,759 646,119
Citizens Financial Services,
Inc. 310 18,151
City Holding Co. (d) 74 7,564
Civista Bancshares, Inc. 677 11,570
CNB Financial Corp. 656 14,006
Coastal Financial Corp. *(d) 329 13,127
Codorus Valley Bancorp, Inc. 636 14,991
Columbia Banking System,
Inc. 9,853 198,636
Columbia Financial, Inc. *(d) 2,225 40,006
Comerica, Inc. 5,284 277,833
Commerce Bancshares,
Inc. (d) 5,041 262,737
Community Bank System,
Inc. (d) 273 12,495
Community Trust Bancorp,
Inc. 1,056 43,824
ConnectOne Bancorp, Inc. 1,381 31,542
CrossFirst Bankshares, Inc. * 2,022 28,551
Cullen/Frost Bankers, Inc. 2,595 275,381
Customers Bancorp, Inc. *(d) 525 28,056
CVB Financial Corp. 679 11,387
Dime Community Bancshares,
Inc. 2,799 63,845
Eagle Bancorp, Inc. 669 16,585
East West Bancorp, Inc. 6,289 457,902
Eastern Bankshares, Inc. 8,583 119,819
Enterprise Bancorp, Inc. 403 11,453
Enterprise Financial Services
Corp. 2,759 114,857
Equity Bancshares, Inc.,
Class A 598 19,644
Esquire Financial Holdings,
Inc. 34 1,695
ESSA Bancorp, Inc. 576 10,950
Evans Bancorp, Inc. 347 10,226
Farmers & Merchants
Bancorp, Inc. 64 1,446
Farmers National Banc
Corp. (d) 2,868 39,349
FB Financial Corp. 2,787 103,816
Fidelity D&D Bancorp, Inc. (d) 333 16,563
Fifth Third Bancorp 29,430 1,007,683
Financial Institutions, Inc. 512 10,701
Finwise Bancorp * 710 9,805
First Bancorp 1,395 32,137
First Bancorp, Inc. (The) 456 11,400
First Bancshares, Inc. (The) 1,993 50,682
First Bank 700 9,618
First Busey Corp. 4,427 104,212
First Business Financial
Services, Inc. 40 1,471
Common Stocks
Shares Value ($)
Banks
First Citizens BancShares,
Inc., Class A 451 681,010
First Commonwealth Financial
Corp. 811 11,362
First Community Bankshares,
Inc. 702 24,065
First Community Corp. 489 9,144
First Financial Bancorp 951 21,321
First Financial Bankshares,
Inc. (d) 6,541 204,275
First Financial Corp. 1,533 60,431
First Foundation, Inc. 793 7,549
First Hawaiian, Inc. 7,511 162,914
First Horizon Corp. 22,582 321,568
First Internet Bancorp 40 1,319
First Interstate BancSystem,
Inc., Class A 4,326 119,052
First Merchants Corp. 3,918 132,468
First Mid Bancshares, Inc. 627 19,732
First Northwest Bancorp 1,095 15,921
First of Long Island Corp.
(The) 926 11,131
Five Star Bancorp 52 1,239
Flushing Financial Corp. 666 10,676
FNB Corp. 13,944 183,782
FS Bancorp, Inc. 472 17,379
Fulton Financial Corp. (d) 12,828 199,989
German American Bancorp,
Inc. 3,065 101,543
Glacier Bancorp, Inc. 4,375 169,138
Great Southern Bancorp, Inc. 471 24,534
Greene County Bancorp, Inc. 35 875
Guaranty Bancshares, Inc. (d) 372 11,342
Hancock Whitney Corp. 3,709 167,313
Hanmi Financial Corp. 959 16,063
HarborOne Bancorp, Inc. 3,020 32,978
Hawthorn Bancshares, Inc. 802 20,210
HBT Financial, Inc. 381 7,418
Heartland Financial USA, Inc. 2,770 98,252
Heritage Commerce Corp. 2,391 21,256
Heritage Financial Corp. 528 10,639
Hilltop Holdings, Inc. 2,663 83,858
Hingham Institution for
Savings (d) 63 11,646
Home Bancorp, Inc. 318 12,663
Home BancShares, Inc. 7,652 179,363
HomeStreet, Inc. 89 1,225
HomeTrust Bancshares, Inc. 641 17,403
Hope Bancorp, Inc. 587 6,504
Horizon Bancorp, Inc. 1,704 22,339
Huntington Bancshares, Inc. 59,520 757,690
Independent Bank Corp. 1,173 38,270
Independent Bank Group, Inc. 1,791 86,595
International Bancshares
Corp. 2,158 114,072
John Marshall Bancorp, Inc. 63 1,197
JPMorgan Chase & Co. 124,032 21,626,220
Kearny Financial Corp. 4,535 32,788
KeyCorp 41,600 604,448
Lakeland Bancorp, Inc. 4,974 66,104
Lakeland Financial Corp. 964 64,549

28 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
LCNB Corp. 701 10,354
LINKBANCORP, Inc. 4,205 29,982
Live Oak Bancshares, Inc. 2,067 75,177
Luther Burbank Corp. * 1,143 10,973
M&T Bank Corp. 6,914 954,823
Macatawa Bank Corp. 1,825 19,455
MainStreet Bancshares,
Inc. (d) 462 8,556
Mercantile Bank Corp. 566 22,691
Meridian Corp. 1,084 13,116
Metrocity Bankshares, Inc. 686 16,395
Metropolitan Bank Holding
Corp. *(d) 251 12,171
Mid Penn Bancorp, Inc. 285 6,093
Middlefield Banc Corp. 558 14,731
Midland States Bancorp, Inc. 915 24,028
MidWestOne Financial Group,
Inc. 578 14,739
MVB Financial Corp. 346 7,415
National Bank Holdings Corp.,
Class A 2,411 84,385
National Bankshares, Inc. (d) 383 12,356
NBT Bancorp, Inc. 782 27,816
New York Community
Bancorp, Inc. 29,074 188,109
Nicolet Bankshares, Inc. 588 45,729
Northeast Bank 43 2,358
Northeast Community
Bancorp, Inc. 953 16,420
Northfield Bancorp, Inc. 4,359 52,439
Northrim Bancorp, Inc. 28 1,415
Northwest Bancshares, Inc. 2,014 24,913
Norwood Financial Corp. (d) 489 13,394
NU Holdings Ltd., Class A * 86,919 748,373
Oak Valley Bancorp (d) 446 11,618
OceanFirst Financial Corp. 3,211 55,326
OFG Bancorp 459 16,877
Old National Bancorp 12,174 200,506
Old Second Bancorp, Inc. 3,345 45,559
OP Bancorp 298 3,251
Orange County Bancorp,
Inc. (d) 363 17,620
Origin Bancorp, Inc. 1,909 58,225
Orrstown Financial Services,
Inc. 420 11,626
Pacific Premier Bancorp, Inc. 1,691 42,901
Park National Corp. (d) 908 118,657
Pathward Financial, Inc. 339 17,553
PCB Bancorp 57 955
Peapack-Gladstone Financial
Corp. (d) 1,715 47,300
Penns Woods Bancorp,
Inc. (d) 454 9,788
Peoples Bancorp of North
Carolina, Inc. 886 25,774
Peoples Bancorp, Inc. 1,891 55,406
Peoples Financial Services
Corp. 291 12,720
Pinnacle Financial Partners,
Inc. 3,105 274,420
Pioneer Bancorp, Inc. * 388 3,783
Common Stocks
Shares Value ($)
Banks
Plumas Bancorp 363 12,807
PNC Financial Services
Group, Inc. (The) 17,048 2,577,828
Ponce Financial Group, Inc. * 1,356 12,285
Popular, Inc. 3,049 260,537
Preferred Bank (d) 70 5,029
Premier Financial Corp. 2,357 49,238
Primis Financial Corp. 847 11,180
Princeton Bancorp, Inc. 337 11,006
Prosperity Bancshares, Inc. 3,852 246,181
Provident Bancorp, Inc. *(d) 1,535 16,685
Provident Financial Services,
Inc. 1,242 20,555
QCR Holdings, Inc. 996 58,176
RBB Bancorp 670 11,852
Red River Bancshares, Inc. 183 9,371
Regions Financial Corp. 41,884 781,974
Renasant Corp. 1,272 40,233
Republic Bancorp, Inc.,
Class A 383 19,606
S&T Bancorp, Inc. 438 14,603
Sandy Spring Bancorp, Inc. 2,745 66,923
Seacoast Banking Corp. of
Florida 2,407 59,116
ServisFirst Bancshares,
Inc. (d) 2,078 139,517
Shore Bancshares, Inc. 946 12,241
Sierra Bancorp 530 10,998
Simmons First National Corp.,
Class A 3,930 74,709
SmartFinancial, Inc. 589 13,700
South Plains Financial, Inc. 425 11,509
Southern California Bancorp * 480 7,896
Southern First Bancshares,
Inc. * 330 12,372
Southern Missouri Bancorp,
Inc. 351 15,307
Southern States Bancshares,
Inc. 532 13,598
Southside Bancshares, Inc. 268 8,388
SouthState Corp. 3,694 306,971
Stellar Bancorp, Inc. 2,279 57,043
Sterling Bancorp, Inc. * 88 476
Stock Yards Bancorp, Inc. (d) 1,621 80,596
Summit Financial Group, Inc. 511 14,456
Synovus Financial Corp. 7,210 271,529
Texas Capital Bancshares,
Inc. * 2,559 156,099
TFS Financial Corp. (d) 2,508 33,407
Third Coast Bancshares, Inc. * 58 1,102
Timberland Bancorp, Inc. 538 15,048
Tompkins Financial Corp. 693 34,227
Toronto-Dominion Bank (The) 3,811 231,442
Towne Bank 4,903 137,823
TriCo Bancshares 1,910 69,429
Triumph Financial, Inc. * 1,233 87,111
Truist Financial Corp. 58,189 2,156,484
TrustCo Bank Corp. 94 2,717
Trustmark Corp. 593 16,005
UMB Financial Corp. 2,200 181,500
United Bankshares, Inc. (d) 6,477 232,200

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Banks
United Community Banks, Inc. 1,521 41,584
Unity Bancorp, Inc. 37 1,013
Univest Financial Corp. 2,111 44,838
US Bancorp 68,736 2,855,293
USCB Financial Holdings,
Inc. * 53 643
Valley National Bancorp (d) 20,745 199,567
Veritex Holdings, Inc. 679 14,266
Virginia National Bankshares
Corp. 313 10,332
WaFd, Inc. 5,371 155,974
Washington Trust Bancorp,
Inc. 1,503 41,798
Webster Financial Corp. 6,663 329,685
Wells Fargo & Co. 159,980 8,027,796
WesBanco, Inc. 3,036 89,076
West Bancorp, Inc. 661 12,433
Westamerica Bancorp 351 16,750
Western Alliance Bancorp 4,410 282,064
Western New England
Bancorp, Inc. 1,669 14,203
Wintrust Financial Corp. (d) 2,475 240,026
WSFS Financial Corp. 1,338 59,554
Zions Bancorp NA (d) 6,013 251,945
72,760,098
Beverages 0.8%
Boston Beer Co., Inc. (The),
Class A * 417 145,646
Brown-Forman Corp.,
Class A (d) 10,676 588,317
Celsius Holdings, Inc. * 5,682 283,532
Coca-Cola Co. (The) 164,740 9,800,383
Coca-Cola Consolidated, Inc. 212 182,615
Constellation Brands, Inc.,
Class A 7,131 1,747,665
Duckhorn Portfolio, Inc. (The) * 2,696 23,267
Keurig Dr Pepper, Inc. 40,562 1,275,269
MGP Ingredients, Inc. (d) 691 58,700
Molson Coors Beverage Co.,
Class B 7,506 463,796
Monster Beverage Corp. * 30,707 1,689,499
National Beverage Corp. * 865 39,998
PepsiCo, Inc. 58,891 9,924,900
Primo Water Corp. 7,208 105,093
Vita Coco Co., Inc. (The) *(d) 1,699 33,453
Zevia PBC, Class A * 1,653 2,810
26,364,943
Biotechnology 1.6%
2seventy bio, Inc. *(d) 3,488 17,928
4D Molecular Therapeutics,
Inc. * 1,156 19,941
89bio, Inc. * 2,381 23,572
Aadi Bioscience, Inc. *(d) 81 149
AbbVie, Inc. 74,872 12,308,957
Absci Corp. *(d) 8,818 34,919
ACADIA Pharmaceuticals,
Inc. * 5,835 151,185
ACELYRIN, Inc. * 344 2,621
Acrivon Therapeutics, Inc. * 55 201
Common Stocks
Shares Value ($)
Biotechnology
Actinium Pharmaceuticals,
Inc. * 1,724 9,275
Acumen Pharmaceuticals,
Inc. * 6,175 19,636
Adicet Bio, Inc. * 139 416
ADMA Biologics, Inc. * 11,699 60,718
AEON Biopharma, Inc. *(d) 1,497 10,793
Aerovate Therapeutics, Inc. * 88 1,699
Affimed NV * 605 333
Agenus, Inc. *(d) 20,920 13,958
Agios Pharmaceuticals, Inc. * 2,434 55,057
Akebia Therapeutics, Inc. *(d) 22,125 37,170
Akero Therapeutics, Inc. * 1,709 36,931
Aldeyra Therapeutics, Inc. * 3,372 10,554
Alector, Inc. * 1,845 10,996
Alkermes plc * 7,634 206,500
Allakos, Inc. * 4,750 6,032
Allogene Therapeutics,
Inc. *(d) 5,459 19,216
Allovir, Inc. * 1,055 760
Alnylam Pharmaceuticals,
Inc. * 5,239 905,875
Alpine Immune Sciences,
Inc. * 136 3,619
Altimmune, Inc. *(d) 3,550 33,512
Alvotech SA *(d) 261 4,111
ALX Oncology Holdings,
Inc. *(d) 397 5,721
Ambrx Biopharma, Inc. * 325 9,035
Amgen, Inc. 22,712 7,137,473
Amicus Therapeutics, Inc. * 12,628 156,966
AnaptysBio, Inc. * 890 21,004
Anavex Life Sciences
Corp. *(d) 5,951 35,527
Anika Therapeutics, Inc. * 551 12,960
Annexon, Inc. * 3,220 13,379
Annovis Bio, Inc. *(d) 776 8,575
Apellis Pharmaceuticals, Inc. * 4,540 287,337
Apogee Therapeutics, Inc. *(d) 208 6,968
Applied Therapeutics, Inc. * 4,407 13,794
Arbutus Biopharma Corp. * 640 1,517
Arcellx, Inc. * 1,291 79,835
Arcturus Therapeutics
Holdings, Inc. * 790 26,046
Arcus Biosciences, Inc. * 2,898 43,876
Arcutis Biotherapeutics,
Inc. *(d) 3,567 20,938
Ardelyx, Inc. *(d) 6,857 59,862
Arrowhead Pharmaceuticals,
Inc. * 4,672 149,971
ARS Pharmaceuticals, Inc. * 1,817 11,284
Astria Therapeutics, Inc. * 1,825 23,780
Atara Biotherapeutics, Inc. *(d) 8,905 5,553
Aura Biosciences, Inc. * 195 1,501
Aurinia Pharmaceuticals,
Inc. *(d) 4,815 36,305
Avid Bioservices, Inc. * 3,828 25,916
Avidity Biosciences, Inc. * 3,042 37,204
Avita Medical, Inc. *(d) 1,797 30,118
Beam Therapeutics, Inc. *(d) 3,143 76,689
BioAtla, Inc. * 3,107 5,950

30 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
BioCryst Pharmaceuticals,
Inc. * 6,700 35,510
Biogen, Inc. * 6,219 1,533,979
Biohaven Ltd. * 2,129 94,698
BioMarin Pharmaceutical,
Inc. * 8,253 726,924
Biomea Fusion, Inc. *(d) 1,469 26,560
BioVie, Inc., Class A * 54 56
Bioxcel Therapeutics, Inc. *(d) 451 1,452
Bluebird Bio, Inc. * 2,688 2,742
Blueprint Medicines Corp. * 2,778 220,934
Bridgebio Pharma, Inc. *(d) 4,374 149,984
C4 Therapeutics, Inc. * 6,373 39,385
Cabaletta Bio, Inc. * 1,855 37,990
CareDx, Inc. *(d) 3,064 26,228
Cargo Therapeutics, Inc. * 1,614 35,524
Caribou Biosciences, Inc. *(d) 572 3,506
Carisma Therapeutics, Inc. (d) 1,768 3,713
Cartesian Therapeutics, Inc. * 8,244 5,936
Catalyst Pharmaceuticals,
Inc. * 4,395 63,288
Celcuity, Inc. *(d) 1,197 18,075
Celldex Therapeutics, Inc. * 2,249 79,210
Century Therapeutics, Inc. * 115 492
Cerevel Therapeutics
Holdings, Inc. * 2,368 99,219
Chimerix, Inc. * 383 359
Cibus, Inc. * 1,342 22,478
Cogent Biosciences, Inc. * 2,271 10,061
Coherus Biosciences, Inc. *(d) 806 1,733
Compass Therapeutics, Inc. * 6,456 8,393
Crinetics Pharmaceuticals,
Inc. * 2,015 73,507
Cue Biopharma, Inc. * 2,500 6,600
Cullinan Oncology, Inc. * 978 14,807
Cytokinetics, Inc. *(d) 3,751 293,066
Day One Biopharmaceuticals,
Inc. * 3,051 45,918
Deciphera Pharmaceuticals,
Inc. * 2,425 34,726
Denali Therapeutics, Inc. *(d) 5,388 86,262
Design Therapeutics, Inc. * 3,372 7,992
Disc Medicine, Inc. * 566 37,214
Dynavax Technologies
Corp. *(d) 7,084 91,525
Dyne Therapeutics, Inc. * 1,915 40,981
Eagle Pharmaceuticals, Inc. * 391 2,291
Editas Medicine, Inc. * 4,270 30,018
Emergent BioSolutions, Inc. * 3,307 5,523
Enanta Pharmaceuticals, Inc. * 1,830 22,235
Entrada Therapeutics, Inc. *(d) 1,511 22,015
Erasca, Inc. *(d) 5,120 8,550
Exact Sciences Corp. * 7,725 505,215
Exelixis, Inc. * 14,564 316,913
Fate Therapeutics, Inc. * 4,740 29,198
Fennec Pharmaceuticals,
Inc. *(d) 1,203 12,018
FibroGen, Inc. * 7,702 14,788
Foghorn Therapeutics,
Inc. *(d) 1,690 5,374
G1 Therapeutics, Inc. *(d) 4,243 16,760
Common Stocks
Shares Value ($)
Biotechnology
Genelux Corp. *(d) 293 3,100
Generation Bio Co. * 1,290 2,425
Geron Corp. *(d) 23,084 42,475
Gilead Sciences, Inc. 52,955 4,144,258
GlycoMimetics, Inc. *(d) 4,290 12,870
Gossamer Bio, Inc. *(d) 973 817
Graphite Bio, Inc. * 1,988 5,407
Greenwich Lifesciences,
Inc. *(d) 27 233
Gritstone bio, Inc. *(d) 6,242 14,918
Gyre Therapeutics, Inc. * 2,801 34,648
Halozyme Therapeutics, Inc. * 4,946 167,422
Heron Therapeutics, Inc. *(d) 3,517 8,476
HilleVax, Inc. *(d) 94 1,332
Humacyte, Inc. *(d) 385 1,278
Icosavax, Inc. * 166 2,541
Ideaya Biosciences, Inc. * 2,241 97,551
IGM Biosciences, Inc. *(d) 337 3,545
Immuneering Corp.,
Class A *(d) 1,450 8,511
ImmunityBio, Inc. *(d) 1,405 4,721
ImmunoGen, Inc. * 10,066 295,135
Immunome, Inc. *(d) 1,684 27,904
Immunovant, Inc. * 1,820 66,266
Incyte Corp. * 7,867 462,344
Inhibrx, Inc. * 638 24,582
Inmune Bio, Inc. * 1,744 20,806
Inovio Pharmaceuticals, Inc.
(Registered) * 109 586
Inozyme Pharma, Inc. *(d) 2,474 13,607
Insmed, Inc. * 5,844 162,463
Intellia Therapeutics, Inc. * 4,035 96,114
Invivyd, Inc. *(d) 9,986 47,633
Ionis Pharmaceuticals,
Inc. *(d) 6,557 336,964
Iovance Biotherapeutics,
Inc. *(d) 9,172 70,900
Ironwood Pharmaceuticals,
Inc., Class A * 5,887 83,537
iTeos Therapeutics, Inc. * 1,926 19,164
Janux Therapeutics, Inc. * 154 1,318
KalVista Pharmaceuticals,
Inc. * 592 9,336
Karuna Therapeutics, Inc. * 1,520 476,398
Karyopharm Therapeutics,
Inc. *(d) 3,431 2,575
Keros Therapeutics, Inc. * 688 38,088
Kezar Life Sciences, Inc. *(d) 1,163 1,151
Kiniksa Pharmaceuticals Ltd.,
Class A * 872 15,373
Kinnate Biopharma, Inc. * 92 218
Kodiak Sciences, Inc. * 2,021 8,104
Korro Bio, Inc. *(d) 482 24,490
Krystal Biotech, Inc. *(d) 1,008 112,140
Kura Oncology, Inc. * 3,196 64,367
Kymera Therapeutics, Inc. * 1,005 32,944
Larimar Therapeutics, Inc. * 1,700 9,843
Lexeo Therapeutics, Inc. * 2,342 40,142
Lexicon Pharmaceuticals,
Inc. *(d) 2,951 5,518

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Biotechnology
Lineage Cell Therapeutics,
Inc. *(d) 9,433 8,774
Lyell Immunopharma, Inc. * 13,743 25,150
MacroGenics, Inc. *(d) 379 5,420
Madrigal Pharmaceuticals,
Inc. *(d) 587 127,209
MannKind Corp. *(d) 11,911 39,783
MeiraGTx Holdings plc * 932 5,657
Merrimack Pharmaceuticals,
Inc. * 694 9,300
Mersana Therapeutics, Inc. * 1,783 5,634
MiMedx Group, Inc. * 4,111 31,819
Mineralys Therapeutics,
Inc. *(d) 91 993
Mirum Pharmaceuticals, Inc. * 453 11,986
Moderna, Inc. *(d) 14,331 1,448,148
Monte Rosa Therapeutics,
Inc. * 157 831
MoonLake
Immunotherapeutics,
Class A *(d) 122 6,817
Morphic Holding, Inc. * 1,113 35,271
Mural Oncology plc * 762 3,345
Myriad Genetics, Inc. * 3,233 69,154
Natera, Inc. * 4,764 314,138
Neurocrine Biosciences, Inc. * 4,130 577,250
Nkarta, Inc. *(d) 692 6,256
Novavax, Inc. *(d) 3,977 15,908
Nurix Therapeutics, Inc. * 1,011 7,987
Nuvalent, Inc., Class A *(d) 568 42,697
Nuvectis Pharma, Inc. * 454 3,310
Ocugen, Inc. *(d) 1,238 663
Olema Pharmaceuticals, Inc. * 2,026 26,419
Omega Therapeutics, Inc. *(d) 1,716 6,263
Organogenesis Holdings, Inc.,
Class A * 1,157 3,818
ORIC Pharmaceuticals,
Inc. *(d) 2,747 30,190
Outlook Therapeutics, Inc. * 600 232
Ovid therapeutics, Inc. * 4,253 16,459
PDS Biotechnology Corp. *(d) 1,854 9,919
PepGen, Inc. * 91 913
PMV Pharmaceuticals, Inc. * 938 1,651
Poseida Therapeutics, Inc.,
Class A * 4,777 16,433
Praxis Precision Medicines,
Inc. * 554 24,171
Precigen, Inc. *(d) 3,046 4,203
Prelude Therapeutics, Inc. * 145 476
Prime Medicine, Inc. *(d) 138 876
ProKidney Corp., Class A *(d) 4,254 5,573
Protagonist Therapeutics,
Inc. * 2,995 74,905
Protalix BioTherapeutics, Inc. * 3,723 5,398
Prothena Corp. plc * 1,889 53,629
PTC Therapeutics, Inc. *(d) 3,142 81,975
Puma Biotechnology, Inc. * 4,937 23,204
Rallybio Corp. * 79 107
RAPT Therapeutics, Inc. * 433 10,717
RayzeBio, Inc. * 969 60,175
Common Stocks
Shares Value ($)
Biotechnology
Recursion Pharmaceuticals,
Inc., Class A *(d) 4,569 42,994
Regeneron Pharmaceuticals,
Inc. * 4,364 4,114,292
REGENXBIO, Inc. * 2,119 26,106
Relay Therapeutics, Inc. *(d) 4,251 39,322
Reneo Pharmaceuticals, Inc. * 101 166
Renovaro Biosciences,
Inc. *(d) 4,063 17,755
Replimune Group, Inc. * 1,863 14,457
REVOLUTION Medicines,
Inc. * 5,694 158,009
Rhythm Pharmaceuticals,
Inc. *(d) 1,553 68,503
Rigel Pharmaceuticals, Inc. * 6,650 7,781
Rocket Pharmaceuticals, Inc. * 1,958 56,253
Roivant Sciences Ltd. *(d) 10,153 101,530
Sage Therapeutics, Inc. * 2,464 63,177
Sana Biotechnology, Inc. *(d) 2,850 15,647
Sangamo Therapeutics, Inc. * 4,673 2,136
Sarepta Therapeutics, Inc. *(d) 3,703 440,620
Savara, Inc. *(d) 5,476 27,051
Scholar Rock Holding Corp. * 2,168 30,244
Sera Prognostics, Inc.,
Class A * 2,804 19,628
Seres Therapeutics, Inc. *(d) 1,647 1,861
Shattuck Labs, Inc. *(d) 2,730 25,771
Soleno Therapeutics, Inc. * 631 29,247
SpringWorks Therapeutics,
Inc. * 3,088 136,273
Spyre Therapeutics, Inc. * 2,578 66,796
Stoke Therapeutics, Inc. *(d) 598 2,894
Summit Therapeutics, Inc. *(d) 8,257 32,367
Sutro Biopharma, Inc. * 782 3,394
Syndax Pharmaceuticals,
Inc. * 3,625 74,276
Syros Pharmaceuticals, Inc. * 2,142 15,294
Tango Therapeutics, Inc. *(d) 277 3,255
Taysha Gene Therapies, Inc. * 24,700 37,544
Tenaya Therapeutics, Inc. * 223 938
TG Therapeutics, Inc. *(d) 6,193 100,574
Tourmaline Bio, Inc. 1,280 42,739
Travere Therapeutics, Inc. * 3,903 34,854
TriSalus Life Sciences,
Inc. *(d) 2,000 18,080
TScan Therapeutics, Inc. * 6,725 34,365
Twist Bioscience Corp. * 1,915 62,046
Tyra Biosciences, Inc. *(d) 95 1,273
Ultragenyx Pharmaceutical,
Inc. * 3,168 139,740
United Therapeutics Corp. * 1,796 385,745
UroGen Pharma Ltd. * 1,435 22,530
Vanda Pharmaceuticals, Inc. * 1,996 7,186
Vaxart, Inc. *(d) 739 872
Vaxcyte, Inc. * 4,158 296,964
Vaxxinity, Inc., Class A *(d) 2,992 2,124
Vera Therapeutics, Inc.,
Class A *(d) 140 5,099
Veracyte, Inc. * 3,369 84,292
Verastem, Inc. *(d) 2,134 25,075
Vericel Corp. * 2,310 99,284

32 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Vertex Pharmaceuticals, Inc. * 10,975 4,756,346
Verve Therapeutics, Inc. *(d) 2,475 26,779
Vigil Neuroscience, Inc. *(d) 1,123 3,055
Viking Therapeutics, Inc. * 4,430 106,940
Vir Biotechnology, Inc. * 3,120 29,328
Viridian Therapeutics, Inc. * 2,964 57,057
Vor BioPharma, Inc. *(d) 2,789 6,415
Voyager Therapeutics, Inc. * 2,282 16,590
Werewolf Therapeutics, Inc. * 2,865 13,265
X4 Pharmaceuticals, Inc. *(d) 8,162 6,378
XBiotech, Inc. * 90 413
Xencor, Inc. * 2,854 53,370
XOMA Corp. *(d) 485 9,685
Y-mAbs Therapeutics, Inc. *(d) 1,135 14,517
Zentalis Pharmaceuticals,
Inc. *(d) 2,484 29,435
Zura Bio Ltd., Class A *(d) 605 1,724
Zymeworks, Inc. *(d) 673 7,295
49,888,402
Broadline Retail 2.0%
1stdibs.com, Inc. * 4,398 20,275
1stdibs.com, Inc. * 116 535
Amazon.com, Inc. * 384,951 59,744,395
Big Lots, Inc. (d) 1,166 6,693
ContextLogic, Inc.,
Class A *(d) 1,329 5,808
Coupang, Inc., Class A * 46,291 648,074
Dillard's, Inc., Class A (d) 108 41,825
eBay, Inc. 22,313 916,395
Etsy, Inc. *(d) 5,133 341,652
Groupon, Inc., Class A * 3,194 43,630
Kohl's Corp. (d) 5,113 131,711
Macy's, Inc. 12,369 226,229
Nordstrom, Inc. (d) 5,050 91,657
Ollie's Bargain Outlet
Holdings, Inc. * 2,436 175,221
Pan Pacific International
Holdings Corp. 123,200 2,719,208
Qurate Retail, Inc. Series A,* 1,774 1,437
Savers Value Village, Inc. * 1,307 24,428
65,139,173
Building Products 0.4%
A O Smith Corp. 4,420 343,036
AAON, Inc. 2,570 180,311
Advanced Drainage Systems,
Inc. 2,892 377,175
Allegion plc 3,659 453,314
American Woodmark Corp. * 630 57,506
Apogee Enterprises, Inc. 953 50,328
Armstrong World Industries,
Inc. 2,027 201,099
AZEK Co., Inc. (The),
Class A * 5,809 223,995
AZZ, Inc. 1,351 84,370
Builders FirstSource, Inc. * 4,213 731,925
Carlisle Cos., Inc. 2,075 652,090
Carrier Global Corp. 35,462 1,940,126
CSW Industrials, Inc. 711 150,426
Fortune Brands Innovations,
Inc. (d) 5,292 410,606
Common Stocks
Shares Value ($)
Building Products
Gibraltar Industries, Inc. * 1,584 128,177
Griffon Corp. 1,749 101,897
Hayward Holdings, Inc. *(d) 3,852 48,227
Insteel Industries, Inc. 764 26,457
Janus International Group,
Inc. *(d) 3,141 44,445
JELD-WEN Holding, Inc. * 3,058 56,879
Johnson Controls International
plc 28,510 1,502,192
Lennox International, Inc. 1,219 521,927
Masco Corp. 8,200 551,778
Masonite International Corp. * 994 91,498
Masterbrand, Inc. *(d) 6,060 85,264
Owens Corning (d) 3,873 586,876
PGT Innovations, Inc. * 2,581 106,389
Quanex Building Products
Corp. 1,291 40,305
Resideo Technologies,
Inc. *(d) 6,675 111,940
Simpson Manufacturing Co.,
Inc. 1,766 319,628
Tecnoglass, Inc. 114 5,245
Trane Technologies plc 9,688 2,441,860
Trex Co., Inc. * 4,553 370,978
UFP Industries, Inc. 2,445 277,385
Zurn Elkay Water Solutions
Corp. (d) 6,814 202,035
13,477,689
Capital Markets 1.9%
Affiliated Managers Group,
Inc. (d) 1,351 201,083
AlTi Global, Inc. *(d) 1,529 9,495
Ameriprise Financial, Inc. 4,020 1,555,057
Ares Management Corp.,
Class A 9,694 1,177,627
Artisan Partners Asset
Management, Inc., Class A 4,572 191,567
AssetMark Financial Holdings,
Inc. * 1,998 61,279
B. Riley Financial, Inc. (d) 820 19,204
Bakkt Holdings, Inc. *(d) 364 499
Bank of New York Mellon
Corp. (The) 33,654 1,866,451
Beneficient, Class A * 650 217
BGC Group, Inc., Class A (d) 12,633 89,189
BlackRock, Inc. 930 720,108
Blackstone, Inc. (d) 29,653 3,690,316
Blue Owl Capital, Inc.,
Class A (d) 20,043 311,468
Bridge Investment Group
Holdings, Inc., Class A 4,524 44,245
Brightsphere Investment
Group, Inc. 4,307 95,271
Carlyle Group, Inc. (The) (d) 9,836 393,637
Cboe Global Markets, Inc. 5,045 927,523
Charles Schwab Corp. (The) 62,654 3,942,190
CME Group, Inc. 15,567 3,204,311
Cohen & Steers, Inc. 1,322 93,095
Coinbase Global, Inc.,
Class A *(d) 7,145 915,989

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Capital Markets
Diamond Hill Investment
Group, Inc. 400 63,812
Donnelley Financial Solutions,
Inc. * 1,257 78,085
Evercore, Inc., Class A 2,170 372,654
FactSet Research Systems,
Inc. 1,761 838,095
Federated Hermes, Inc.,
Class B 11,722 409,801
Forge Global Holdings, Inc. * 7,804 14,984
Franklin Resources, Inc. 14,441 384,564
GCM Grosvenor, Inc.,
Class A (d) 3,545 30,806
Goldman Sachs Group, Inc.
(The) 14,309 5,494,799
Hamilton Lane, Inc.,
Class A (d) 1,835 212,750
Houlihan Lokey, Inc., Class A 2,624 314,303
Interactive Brokers Group,
Inc., Class A 4,514 400,618
Intercontinental Exchange,
Inc. 25,767 3,280,912
Invesco Ltd. 17,788 281,584
Janus Henderson Group plc 7,986 229,677
Jefferies Financial Group, Inc. 10,149 413,673
KKR & Co., Inc. 38,892 3,367,269
Lazard, Inc. 4,771 185,974
LPL Financial Holdings, Inc. 3,361 803,918
MarketAxess Holdings, Inc. 1,642 370,287
Moelis & Co., Class A (d) 5,858 322,014
Moody's Corp. 7,181 2,815,239
Morgan Stanley 54,218 4,729,978
Morningstar, Inc. 1,184 330,691
MSCI, Inc., Class A 3,319 1,986,820
Nasdaq, Inc. 15,615 902,079
Northern Trust Corp. 9,418 750,050
Open Lending Corp. * 5,467 40,128
Oppenheimer Holdings, Inc.,
Class A 29 1,084
P10, Inc., Class A 222 2,042
Patria Investments Ltd.,
Class A 3,884 55,425
Perella Weinberg Partners,
Class A 4,233 49,738
Pershing Square, Escrow *^∞ 1,191 0
Piper Sandler Cos. 1,114 193,268
PJT Partners, Inc., Class A (d) 1,655 159,161
Raymond James Financial,
Inc. 10,083 1,110,945
Robinhood Markets, Inc.,
Class A * 26,506 284,674
S&P Global, Inc. 13,376 5,997,130
SEI Investments Co. 6,280 397,147
Silvercrest Asset Management
Group, Inc., Class A 3,180 53,042
State Street Corp. 13,642 1,007,735
StepStone Group, Inc.,
Class A 2,780 92,991
Stifel Financial Corp. (d) 5,017 365,990
StoneX Group, Inc. * 1,560 102,570
SuRo Capital Corp. * 118 440
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 10,952 1,187,744
TPG, Inc., Class A 3,344 139,211
Tradeweb Markets, Inc.,
Class A 4,933 470,559
Trinity Capital, Inc. 210 2,913
Value Line, Inc. 40 1,784
Victory Capital Holdings, Inc.,
Class A 3,137 105,811
Virtu Financial, Inc.,
Class A (d) 4,122 69,208
Virtus Investment Partners,
Inc. 495 116,874
WisdomTree, Inc. 1,303 8,821
XP, Inc., Class A 12,452 306,070
61,217,762
Chemicals 1.3%
AdvanSix, Inc. 1,313 33,324
Air Products & Chemicals, Inc. 9,340 2,388,331
Albemarle Corp. 5,135 589,190
Alto Ingredients, Inc. * 16,165 29,744
American Vanguard Corp. 1,178 12,864
Arcadium Lithium plc * 41,083 200,896
Ashland, Inc. 1,792 167,767
Aspen Aerogels, Inc. * 913 10,253
Avient Corp. 3,979 144,080
Axalta Coating Systems Ltd. * 8,808 285,555
Balchem Corp. 1,408 197,345
Cabot Corp. 2,483 179,024
Celanese Corp., Class A (d) 4,245 621,001
CF Industries Holdings, Inc. 8,130 613,896
Chemours Co. (The) 6,836 206,242
Core Molding Technologies,
Inc. * 514 8,892
Corteva, Inc. 29,743 1,352,712
Danimer Scientific, Inc.,
Class A *(d) 2,347 1,497
Dow, Inc. 30,171 1,617,166
DuPont de Nemours, Inc. 18,805 1,162,149
Eastman Chemical Co. 5,142 429,614
Ecolab, Inc. 11,663 2,311,840
Ecovyst, Inc. * 5,343 49,476
Element Solutions, Inc. 10,315 229,302
FMC Corp. 5,066 284,709
Ginkgo Bioworks Holdings,
Inc., Class A *(d) 48,891 59,158
Hawkins, Inc. 760 50,593
HB Fuller Co. 2,003 151,767
Huntsman Corp. 6,851 168,124
Ingevity Corp. * 1,719 74,880
Innospec, Inc. (d) 1,295 150,362
International Flavors &
Fragrances, Inc. 10,927 881,590
Intrepid Potash, Inc. * 377 6,937
Koppers Holdings, Inc. 799 40,861
Kronos Worldwide, Inc. 915 8,519
Linde plc 21,111 8,546,366
Loop Industries, Inc. * 90 317
LSB Industries, Inc. * 3,748 27,885
LyondellBasell Industries NV,
Class A 11,524 1,084,639
Mativ Holdings, Inc. (d) 2,321 27,922

34 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Chemicals
Minerals Technologies, Inc. 1,340 87,569
Mitsui Chemicals, Inc. 109,500 3,228,283
Mosaic Co. (The) 13,295 408,289
NewMarket Corp. 291 162,323
Olin Corp. 5,032 262,016
Origin Materials, Inc. *(d) 9,991 5,895
Orion SA 1,731 38,774
Perimeter Solutions SA * 7,877 37,337
PPG Industries, Inc. 9,957 1,404,335
PureCycle Technologies,
Inc. *(d) 5,178 20,298
Quaker Chemical Corp. (d) 626 118,902
Rayonier Advanced Materials,
Inc. * 2,365 10,264
RPM International, Inc. 5,233 558,152
Scotts Miracle-Gro Co. (The) 1,906 107,232
Sensient Technologies Corp. 1,869 115,934
Sherwin-Williams Co. (The) 10,060 3,062,063
Shin-Etsu Chemical Co. Ltd. 154,400 6,084,319
Stepan Co. (d) 938 83,735
Trinseo plc 1,821 10,981
Tronox Holdings plc 6,274 86,518
Westlake Corp. 1,477 204,343
40,504,351
Commercial Services & Supplies 0.4%
ABM Industries, Inc. 2,964 120,902
ACCO Brands Corp. 3,255 19,790
ACV Auctions, Inc., Class A * 5,759 74,694
Aris Water Solutions, Inc.,
Class A 2,874 25,004
Brady Corp., Class A 5,358 322,712
BrightView Holdings, Inc. * 1,228 10,966
Brink's Co. (The) 1,908 154,243
Casella Waste Systems, Inc.,
Class A * 2,469 210,704
CECO Environmental Corp. * 377 7,287
Cimpress plc * 501 37,685
Cintas Corp. 3,742 2,262,301
Civeo Corp. 69 1,532
Clean Harbors, Inc. * 2,137 358,931
CompX International, Inc. 74 1,785
Copart, Inc. * 35,297 1,695,668
CoreCivic, Inc. *(d) 4,571 65,000
Deluxe Corp. 2,669 50,471
Driven Brands Holdings, Inc. * 2,069 27,125
Ennis, Inc. 981 19,983
Enviri Corp. * 2,892 24,900
GEO Group, Inc. (The) *(d) 5,433 60,415
Healthcare Services Group,
Inc. * 5,166 48,767
HNI Corp. 2,543 103,551
Interface, Inc., Class A 2,218 27,525
LanzaTech Global, Inc. *(d) 2,088 9,093
Li-Cycle Holdings Corp. *(d) 8,155 3,508
Liquidity Services, Inc. * 901 15,722
Matthews International Corp.,
Class A (d) 1,564 51,456
MillerKnoll, Inc. 2,268 60,306
Montrose Environmental
Group, Inc. * 1,315 38,411
MSA Safety, Inc. 1,509 249,030
Common Stocks
Shares Value ($)
Commercial Services & Supplies
NL Industries, Inc. 345 1,811
OPENLANE, Inc. * 5,337 75,145
Performant Financial Corp. * 4,462 12,583
Pitney Bowes, Inc. 1,882 7,735
RB Global, Inc. 6,655 425,720
Republic Services, Inc.,
Class A 8,681 1,485,493
Rollins, Inc. 10,906 472,339
SP Plus Corp. * 881 45,574
Steelcase, Inc., Class A 4,574 57,998
Stericycle, Inc. *(d) 4,276 205,248
Tetra Tech, Inc. 2,222 351,476
UniFirst Corp. 575 97,417
Veralto Corp. 9,684 742,666
Vestis Corp. 5,467 116,994
Viad Corp. * 804 26,580
Virco Mfg. Corp. 1,146 13,729
VSE Corp. 69 4,286
Waste Management, Inc. 17,173 3,187,824
13,490,085
Communications Equipment 0.5%
ADTRAN Holdings, Inc. 4,294 26,902
Applied Optoelectronics,
Inc. *(d) 2,428 38,193
Arista Networks, Inc. * 10,632 2,750,286
Aviat Networks, Inc. * 58 1,730
Calix, Inc. * 2,658 88,192
Cambium Networks Corp. * 208 884
Ciena Corp. * 5,935 314,555
Cisco Systems, Inc. 173,698 8,716,166
Clearfield, Inc. *(d) 562 14,157
CommScope Holding Co.,
Inc. * 1,681 3,900
Comtech Telecommunications
Corp. * 998 6,317
Digi International, Inc. *(d) 1,723 41,886
DZS, Inc. *(d) 348 543
Extreme Networks, Inc. * 5,453 73,670
F5, Inc. * 2,439 448,044
Harmonic, Inc. *(d) 5,073 59,354
Infinera Corp. *(d) 3,705 18,303
Juniper Networks, Inc. 13,630 503,765
KVH Industries, Inc. *(d) 1,244 6,058
Lantronix, Inc. * 4,224 25,682
Lumentum Holdings, Inc. *(d) 3,076 168,995
Motorola Solutions, Inc. 7,199 2,300,081
NETGEAR, Inc. * 1,152 16,358
NetScout Systems, Inc. * 3,431 73,801
Ribbon Communications, Inc. * 3,211 9,761
Ubiquiti, Inc. (d) 213 26,783
Viasat, Inc. *(d) 4,845 107,704
Viavi Solutions, Inc. *(d) 10,236 100,620
15,942,690
Construction & Engineering 0.2%
AECOM 5,776 509,385
Ameresco, Inc., Class A *(d) 730 14,914
API Group Corp. * 9,285 292,663
Arcosa, Inc. 2,195 171,825
Argan, Inc. 574 25,445

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Construction & Engineering
Bowman Consulting Group
Ltd., Class A *(d) 723 22,709
Comfort Systems USA, Inc. 1,428 310,547
Concrete Pumping Holdings,
Inc. * 981 7,573
Construction Partners, Inc.,
Class A * 1,775 80,763
Dycom Industries, Inc. * 1,303 145,545
EMCOR Group, Inc. 1,848 421,547
Fluor Corp. * 6,737 254,052
Granite Construction, Inc. 1,510 68,116
Great Lakes Dredge & Dock
Corp. * 2,484 18,978
IES Holdings, Inc. * 260 21,310
INNOVATE Corp. *(d) 3,044 2,752
Limbach Holdings, Inc. * 656 28,208
MasTec, Inc. * 2,840 186,503
Matrix Service Co. * 3,663 33,993
MDU Resources Group, Inc. 9,048 176,526
MYR Group, Inc. * 775 111,484
Northwest Pipe Co. *(d) 334 10,144
Orion Group Holdings, Inc. * 811 4,590
Primoris Services Corp. 2,324 76,227
Quanta Services, Inc. (d) 6,177 1,198,647
Shimmick Corp. * 3,654 22,655
Southland Holdings, Inc. * 18 88
Sterling Infrastructure, Inc. * 1,390 104,389
Tutor Perini Corp. * 1,563 14,004
Valmont Industries, Inc. (d) 929 209,685
WillScot Mobile Mini Holdings
Corp. * 8,023 379,488
4,924,755
Construction Materials 0.1%
CRH plc 22,112 1,586,757
Eagle Materials, Inc. 1,426 322,675
Knife River Corp. * 2,395 156,849
Martin Marietta Materials, Inc. 2,089 1,062,089
Smith-Midland Corp. *(d) 718 27,898
Summit Materials, Inc.,
Class A * 5,548 200,727
United States Lime &
Minerals, Inc. 79 20,435
Vulcan Materials Co. 5,013 1,132,988
4,510,418
Consumer Finance 0.4%
Ally Financial, Inc. 12,262 449,770
American Express Co. 25,071 5,032,752
Atlanticus Holdings Corp. * 178 6,175
Bread Financial Holdings, Inc. 2,536 91,981
Capital One Financial Corp. 16,326 2,209,234
Credit Acceptance Corp. * 331 179,094
Discover Financial Services 10,734 1,132,652
Encore Capital Group, Inc. *(d) 1,523 76,272
Enova International, Inc. * 1,220 66,405
EZCORP, Inc., Class A * 258 2,219
FirstCash Holdings, Inc. 1,657 190,174
Green Dot Corp., Class A * 470 4,235
LendingClub Corp. * 6,396 57,692
LendingTree, Inc. * 769 24,869
Medallion Financial Corp. (d) 1,720 17,320
Common Stocks
Shares Value ($)
Consumer Finance
Moneylion, Inc. *(d) 1,015 46,802
Navient Corp. 3,363 57,911
Nelnet, Inc., Class A 523 45,569
NerdWallet, Inc., Class A *(d) 971 14,866
OneMain Holdings, Inc. 5,874 279,602
Oportun Financial Corp. * 123 453
PRA Group, Inc. * 854 19,446
PROG Holdings, Inc. *(d) 2,215 67,868
Regional Management Corp. 392 9,557
SLM Corp. 9,981 198,422
SoFi Technologies, Inc. *(d) 38,497 301,431
Synchrony Financial 18,908 734,954
Upstart Holdings, Inc. *(d) 3,397 107,889
World Acceptance Corp. * 208 27,312
11,452,926
Consumer Staples Distribution & Retail 1.1%
Albertsons Cos., Inc., Class A 17,291 366,915
Andersons, Inc. (The) 1,123 59,193
BJ's Wholesale Club Holdings,
Inc. * 5,612 361,076
Casey's General Stores, Inc. 1,336 362,537
Chefs' Warehouse, Inc.
(The) *(d) 1,619 51,517
Costco Wholesale Corp. 19,115 13,282,631
Dollar General Corp. 9,292 1,227,194
Dollar Tree, Inc. * 8,751 1,143,056
Grocery Outlet Holding Corp. * 4,483 111,089
HF Foods Group, Inc. * 1,463 7,315
Ingles Markets, Inc., Class A 662 55,773
Kroger Co. (The) 20,361 939,457
Maplebear, Inc. *(d) 1,456 35,628
Natural Grocers by Vitamin
Cottage, Inc. 355 5,307
Performance Food Group
Co. * 6,114 444,366
PriceSmart, Inc. 1,252 95,177
SpartanNash Co. 1,342 30,101
Sprouts Farmers Market,
Inc. *(d) 2,359 118,823
Sysco Corp. 21,605 1,748,493
Target Corp. 19,594 2,725,133
United Natural Foods, Inc. * 2,477 36,932
US Foods Holding Corp. * 9,056 416,667
Village Super Market, Inc.,
Class A 302 7,680
Walgreens Boots Alliance, Inc. 30,277 683,352
Walmart, Inc. 62,002 10,245,830
Weis Markets, Inc. (d) 617 37,483
34,598,725
Containers & Packaging 0.2%
Amcor plc 61,348 578,512
AptarGroup, Inc. 2,855 370,807
Ardagh Group SA,
Class A *^∞(d) 742 4,233
Ardagh Metal Packaging SA 9,140 33,727
Avery Dennison Corp. 3,403 678,728
Ball Corp. (d) 13,069 724,676
Berry Global Group, Inc. 4,497 294,374
Crown Holdings, Inc. 4,533 401,170

36 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Containers & Packaging
Graphic Packaging Holding
Co. 12,077 308,084
Greif, Inc., Class A 592 37,088
International Paper Co. 13,970 500,545
Myers Industries, Inc. 1,449 27,169
O-I Glass, Inc. * 7,050 102,648
Packaging Corp. of America 3,725 617,903
Pactiv Evergreen, Inc. 2,123 30,996
Ranpak Holdings Corp.,
Class A * 2,490 10,259
Sealed Air Corp. 6,569 226,959
Silgan Holdings, Inc. (d) 2,751 126,381
Sonoco Products Co. 3,772 214,627
TriMas Corp. 2,440 60,219
Westrock Co. 10,921 439,679
5,788,784
Distributors 0.1%
Genuine Parts Co. 6,027 845,166
GigaCloud Technology, Inc.,
Class A * 28 622
LKQ Corp. 11,532 538,198
Pool Corp. (d) 1,646 611,078
Weyco Group, Inc. (d) 27 867
1,995,931
Diversified Consumer Services 0.1%
2U, Inc. *(d) 4,178 3,554
ADT, Inc. 5,205 33,989
Adtalem Global Education,
Inc. * 1,696 85,614
Allurion Technologies, Inc. * 1,087 3,250
American Public Education,
Inc. * 1,185 12,537
Bright Horizons Family
Solutions, Inc. * 2,679 263,212
Carriage Services, Inc.,
Class A 685 16,926
Chegg, Inc. * 5,131 50,540
Coursera, Inc. *(d) 6,084 116,448
Duolingo, Inc., Class A * 1,145 204,829
European Wax Center, Inc.,
Class A *(d) 1,298 19,262
Frontdoor, Inc. * 3,810 124,816
Graham Holdings Co., Class B 211 152,004
Grand Canyon Education,
Inc. *(d) 1,302 170,028
H&R Block, Inc. 6,226 291,626
Laureate Education, Inc. 4,365 55,086
Lincoln Educational Services
Corp. * 1,709 15,313
Mister Car Wash, Inc. *(d) 1,436 11,919
Nerdy, Inc. *(d) 317 973
OneSpaWorld Holdings
Ltd. *(d) 3,939 53,689
Perdoceo Education Corp. 2,586 46,807
Rover Group, Inc., Class A * 532 5,820
Service Corp. International 6,054 406,344
Strategic Education, Inc. 1,116 104,971
Stride, Inc. *(d) 1,549 92,863
Udemy, Inc. * 2,519 34,233
Common Stocks
Shares Value ($)
Diversified Consumer Services
Universal Technical Institute,
Inc. * 166 2,344
WW International, Inc. * 1,700 6,392
2,385,389
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. 5,708 98,862
Alpine Income Property Trust,
Inc. 864 13,427
American Assets Trust, Inc. 1,963 44,030
Armada Hoffler Properties,
Inc. 3,076 36,789
Broadstone Net Lease, Inc. 6,054 97,288
CTO Realty Growth, Inc. 767 12,678
Empire State Realty Trust,
Inc., Class A 4,893 46,581
Essential Properties Realty
Trust, Inc. 6,238 155,389
Gladstone Commercial Corp. 1,269 16,269
Global Net Lease, Inc. 7,743 65,428
One Liberty Properties, Inc. 681 13,783
WP Carey, Inc. 8,833 547,293
1,147,817
Diversified Telecommunication Services 0.4%
Anterix, Inc. *(d) 955 28,478
AST SpaceMobile, Inc.,
Class A *(d) 4,421 12,688
AT&T, Inc. 302,906 5,358,407
ATN International, Inc. 431 15,904
Bandwidth, Inc., Class A * 755 10,449
Charge Enterprises, Inc. *(d) 9,573 1,316
Cogent Communications
Holdings, Inc. 1,832 141,430
Consolidated Communications
Holdings, Inc. * 2,853 12,382
EchoStar Corp., Class A *(d) 4,986 66,763
Frontier Communications
Parent, Inc. *(d) 9,442 232,557
Globalstar, Inc. *(d) 27,595 43,876
IDT Corp., Class B * 304 10,512
Iridium Communications, Inc. 5,621 203,817
Liberty Latin America Ltd.,
Class A * 9,729 68,740
Lumen Technologies, Inc. *(d) 40,295 49,160
Ooma, Inc. * 750 8,115
Shenandoah
Telecommunications Co. 2,047 41,943
Verizon Communications, Inc. 182,622 7,734,042
14,040,579
Electric Utilities 0.8%
ALLETE, Inc. 2,615 154,572
Alliant Energy Corp. 11,023 536,379
American Electric Power Co.,
Inc. 23,291 1,819,959
Avangrid, Inc. 3,455 104,963
Constellation Energy Corp. 13,624 1,662,128
Duke Energy Corp. (d) 32,845 3,147,536
Edison International 17,842 1,203,978
Entergy Corp. (d) 8,759 873,798
Evergy, Inc. 9,456 480,081

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Electric Utilities
Eversource Energy 14,882 806,902
Exelon Corp. 39,333 1,369,182
FirstEnergy Corp. 21,809 799,954
Genie Energy Ltd., Class B 1,378 25,644
Hawaiian Electric Industries,
Inc. 5,134 66,588
IDACORP, Inc. 2,210 204,602
MGE Energy, Inc. 1,785 115,115
NextEra Energy, Inc. 85,756 5,027,874
NRG Energy, Inc. (d) 9,899 525,043
OGE Energy Corp. 8,121 269,942
Otter Tail Corp. 1,873 169,357
PG&E Corp. 84,499 1,425,498
Pinnacle West Capital Corp. 4,712 324,657
PNM Resources, Inc. 3,486 126,298
Portland General Electric Co. 4,162 170,351
PPL Corp. 32,031 839,212
Southern Co. (The) 48,821 3,394,036
Xcel Energy, Inc. 23,402 1,401,078
27,044,727
Electrical Equipment 0.6%
Acuity Brands, Inc. 1,268 301,987
Allient, Inc. 487 13,568
American Superconductor
Corp. * 146 1,606
AMETEK, Inc. 9,895 1,603,485
Amprius Technologies, Inc. * 75 307
Array Technologies, Inc. *(d) 6,811 90,178
Atkore, Inc. *(d) 1,506 229,710
Babcock & Wilcox Enterprises,
Inc. * 431 569
Blink Charging Co. *(d) 1,435 3,444
Bloom Energy Corp.,
Class A *(d) 8,886 100,589
ChargePoint Holdings,
Inc. *(d) 12,904 24,518
Eaton Corp. plc 16,933 4,166,873
Emerson Electric Co. 25,226 2,313,981
Encore Wire Corp. 687 154,918
Energy Vault Holdings,
Inc. *(d) 344 523
EnerSys 1,902 181,774
Enovix Corp. *(d) 6,280 58,467
Eos Energy Enterprises,
Inc. *(d) 7,915 8,786
ESS Tech, Inc. *(d) 166 171
Fluence Energy, Inc., Class A * 954 18,956
Freyr Battery, Inc. * 565 763
FuelCell Energy, Inc. *(d) 18,956 22,747
Fuji Electric Co. Ltd. 83,600 4,183,049
Generac Holdings, Inc. * 2,538 288,494
GrafTech International Ltd. 11,440 15,215
Hubbell, Inc., Class B 2,071 694,965
LSI Industries, Inc. 1,877 25,640
Net Power, Inc. *(d) 2,982 26,540
NEXTracker, Inc., Class A *(d) 5,352 242,285
NuScale Power Corp.,
Class A *(d) 155 448
nVent Electric plc (d) 7,156 429,646
Plug Power, Inc. *(d) 24,233 107,837
Powell Industries, Inc. 372 44,093
Common Stocks
Shares Value ($)
Electrical Equipment
Preformed Line Products Co. 111 13,570
Regal Rexnord Corp. 2,727 363,945
Rockwell Automation, Inc. 4,956 1,255,256
Sensata Technologies Holding
plc 3,994 144,463
SES AI Corp. *(d) 9,141 11,975
Shoals Technologies Group,
Inc., Class A * 7,822 103,016
SKYX Platforms Corp. *(d) 4,006 6,009
Stem, Inc. *(d) 8,294 24,550
SunPower Corp. *(d) 4,390 13,302
Sunrun, Inc. *(d) 7,044 101,997
Thermon Group Holdings,
Inc. * 1,318 43,204
Tigo Energy, Inc. * 105 153
TPI Composites, Inc. *(d) 1,212 3,272
Vertiv Holdings Co., Class A 14,347 808,166
Vicor Corp. *(d) 659 24,825
18,273,835
Electronic Equipment, Instruments & Components 0.7%
908 Devices, Inc. *(d) 394 2,789
Advanced Energy Industries,
Inc. (d) 1,722 179,398
Aeva Technologies, Inc. *(d) 4,158 3,543
Akoustis Technologies,
Inc. *(d) 770 442
Amphenol Corp., Class A 26,841 2,713,625
Arlo Technologies, Inc. * 2,987 26,525
Arrow Electronics, Inc. * 1,451 161,279
Avnet, Inc. 2,856 129,377
Badger Meter, Inc. 1,334 192,083
Bel Fuse, Inc., Class B 113 7,555
Belden, Inc. 1,899 140,868
Benchmark Electronics, Inc. 1,157 31,378
CDW Corp. (d) 5,741 1,301,600
Climb Global Solutions,
Inc. (d) 276 15,241
Cognex Corp. (d) 8,050 290,927
Coherent Corp. * 5,491 261,042
Corning, Inc. 30,912 1,004,331
Crane NXT Co. 2,229 129,906
CTS Corp. (d) 1,325 54,404
Daktronics, Inc. * 2,779 21,065
ePlus, Inc. * 1,029 77,731
Evolv Technologies Holdings,
Inc. *(d) 474 2,071
Fabrinet * 1,464 312,579
FARO Technologies, Inc. * 687 15,554
Flex Ltd. * 2,223 52,774
Focus Universal, Inc. * 125 190
Hamamatsu Photonics KK 38,700 1,529,712
Ibiden Co. Ltd. 71,300 3,588,765
Identiv, Inc. *(d) 1,912 14,952
Insight Enterprises, Inc. *(d) 1,272 234,989
IPG Photonics Corp. * 1,399 136,948
Iteris, Inc. * 2,832 13,650
Itron, Inc. *(d) 2,114 152,504
Jabil, Inc. 5,077 636,097
Keyence Corp. 7,200 3,229,756
Keysight Technologies, Inc. * 7,587 1,162,784
Kimball Electronics, Inc. * 962 22,876

38 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Knowles Corp. * 4,670 76,168
Lightwave Logic, Inc. *(d) 3,362 14,490
Littelfuse, Inc. 1,122 271,412
Luna Innovations, Inc. *(d) 2,293 16,441
Methode Electronics, Inc. 1,553 32,240
MicroVision, Inc. *(d) 5,426 12,914
Mirion Technologies, Inc.,
Class A *(d) 7,767 73,398
Napco Security Technologies,
Inc. 604 20,989
nLight, Inc. * 1,377 17,873
Novanta, Inc. * 1,637 252,998
OSI Systems, Inc. * 757 96,919
Ouster, Inc. * 5,255 27,431
PAR Technology Corp. *(d) 1,205 54,876
PC Connection, Inc. 445 28,707
Plexus Corp. *(d) 1,256 118,968
Richardson Electronics Ltd. 794 7,813
Rogers Corp. * 500 57,635
Sanmina Corp. *(d) 2,541 152,003
ScanSource, Inc. * 666 26,147
SmartRent, Inc., Class A *(d) 10,957 32,323
TD SYNNEX Corp. 1,793 179,264
Teledyne Technologies, Inc. * 1,967 823,130
Trimble, Inc. * 10,635 540,896
TTM Technologies, Inc. *(d) 3,864 53,748
Vishay Intertechnology, Inc. (d) 4,188 91,005
Vishay Precision Group, Inc. * 462 14,729
Vontier Corp. 6,898 238,602
Vuzix Corp. *(d) 2,222 3,711
Zebra Technologies Corp.,
Class A * 2,235 535,394
21,723,534
Energy Equipment & Services 0.3%
Archrock, Inc. 6,468 105,687
Atlas Energy Solutions, Inc. (d) 1,405 24,405
Baker Hughes Co., Class A 45,425 1,294,613
Borr Drilling Ltd. 9,360 57,564
Bristow Group, Inc., Class A * 357 9,418
Cactus, Inc., Class A (d) 2,850 120,954
ChampionX Corp. 9,062 248,389
Core Laboratories, Inc. 1,855 29,253
Diamond Offshore Drilling,
Inc. * 5,259 64,160
DMC Global, Inc. * 594 10,110
Dril-Quip, Inc. * 1,911 38,354
Expro Group Holdings NV * 3,717 65,419
Forum Energy Technologies,
Inc. * 699 13,777
Geospace Technologies
Corp. * 1,699 25,587
Halliburton Co. 38,768 1,382,079
Helix Energy Solutions Group,
Inc. *(d) 6,988 65,687
Helmerich & Payne, Inc. 2,702 108,783
KLX Energy Services
Holdings, Inc. *(d) 840 8,165
Kodiak Gas Services, Inc. 95 2,225
Liberty Energy, Inc.,
Class A (d) 7,210 149,896
Common Stocks
Shares Value ($)
Energy Equipment & Services
Mammoth Energy Services,
Inc. * 1,545 5,423
Nabors Industries Ltd. *(d) 108 9,135
Natural Gas Services Group,
Inc. * 1,662 24,298
Newpark Resources, Inc. *(d) 3,205 20,800
Nine Energy Service, Inc. *(d) 147 354
Noble Corp. plc 4,161 183,625
NOV, Inc. (d) 15,617 304,688
Oceaneering International,
Inc. * 4,605 95,692
Oil States International, Inc. * 2,217 13,679
Patterson-UTI Energy, Inc. 16,261 180,334
ProFrac Holding Corp.,
Class A *(d) 120 949
ProPetro Holding Corp. * 3,404 28,798
Ranger Energy Services, Inc.,
Class A 1,098 11,156
RPC, Inc. (d) 4,304 31,462
Schlumberger NV 61,028 2,972,064
SEACOR Marine Holdings,
Inc. * 1,712 18,079
Seadrill Ltd. * 1,208 52,210
Select Water Solutions, Inc.,
Class A 2,634 20,466
Solaris Oilfield Infrastructure,
Inc., Class A 1,124 8,430
TechnipFMC plc 18,894 365,410
TETRA Technologies, Inc. * 5,313 22,261
Tidewater, Inc. * 1,686 113,282
US Silica Holdings, Inc. * 3,601 38,603
Valaris Ltd. * 2,895 179,114
Weatherford International plc * 2,846 254,859
8,779,696
Entertainment 1.0%
AMC Entertainment Holdings,
Inc., Class A * 2,231 9,036
Atlanta Braves Holdings, Inc.,
Class A *(d) 2,076 84,548
Capcom Co. Ltd. 138,400 5,348,713
Cinemark Holdings, Inc. * 4,259 58,902
Electronic Arts, Inc. 11,400 1,568,412
Endeavor Group Holdings,
Inc., Class A 399 9,875
IMAX Corp. * 1,997 27,898
Liberty Media Corp-Liberty
Formula One, Class A * 9,169 613,406
Liberty Media Corp-Liberty
Live, Class A * 3,271 121,435
Lions Gate Entertainment
Corp., Class A *(d) 5,624 56,179
Live Nation Entertainment,
Inc. * 6,772 601,692
Loop Media, Inc. *(d) 2,417 1,692
Madison Square Garden
Entertainment Corp.,
Class A * 1,878 62,613
Madison Square Garden
Sports Corp. * 691 127,904
Marcus Corp. (The) (d) 1,458 19,800

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Entertainment
Netflix, Inc. * 18,268 10,305,162
Playstudios, Inc. * 3,481 7,658
Playtika Holding Corp. * 511 3,689
Reservoir Media, Inc. * 174 1,218
ROBLOX Corp., Class A * 19,472 755,708
Roku, Inc., Class A * 5,399 475,436
Skillz, Inc., Class A * 68 366
Sphere Entertainment Co. * 853 30,179
Spotify Technology SA * 5,963 1,284,132
Take-Two Interactive
Software, Inc. * 7,136 1,176,940
TKO Group Holdings, Inc. 2,038 170,560
Vivid Seats, Inc., Class A * 227 1,303
Walt Disney Co. (The) 77,343 7,428,795
Warner Bros Discovery, Inc. * 96,097 962,892
Warner Music Group Corp.,
Class A 642 23,427
31,339,570
Financial Services 2.8%
Acacia Research Corp. * 3,020 11,808
Affirm Holdings, Inc.,
Class A *(d) 9,215 373,300
Alerus Financial Corp. 506 11,491
A-Mark Precious Metals, Inc. 101 2,724
Apollo Global Management,
Inc. (d) 28,796 2,891,118
AvidXchange Holdings, Inc. * 6,720 73,651
Banco Latinoamericano de
Comercio Exterior SA,
Class E 2,611 62,795
Berkshire Hathaway, Inc.,
Class B * 76,182 29,234,081
Block, Inc., Class A * 23,360 1,518,634
Burford Capital Ltd. 3,020 45,421
Cannae Holdings, Inc. * 3,296 66,744
Cantaloupe, Inc. * 3,056 20,811
Cass Information Systems,
Inc. 549 23,695
Compass Diversified Holdings 2,586 57,125
Corebridge Financial, Inc. 803 19,409
Enact Holdings, Inc. (d) 151 4,302
Equitable Holdings, Inc. 17,222 562,987
Essent Group Ltd. 4,317 238,126
Euronet Worldwide, Inc. * 1,806 179,968
EVERTEC, Inc. 3,115 125,098
Federal Agricultural Mortgage
Corp., Class C 739 137,668
Fidelity National Information
Services, Inc. 25,475 1,586,073
Finance of America Cos., Inc.,
Class A * 4,182 3,513
Fiserv, Inc. * 25,851 3,667,481
FleetCor Technologies, Inc. * 2,989 866,601
Flywire Corp. * 3,904 83,428
Global Payments, Inc. 11,075 1,475,522
Guild Holdings Co., Class A 44 616
I3 Verticals, Inc., Class A * 620 11,619
International Money Express,
Inc. * 1,025 21,115
Jack Henry & Associates, Inc. 3,178 527,008
Common Stocks
Shares Value ($)
Financial Services
Jackson Financial, Inc.,
Class A 3,671 183,807
Marqeta, Inc., Class A *(d) 22,024 132,364
Mastercard, Inc., Class A 35,376 15,891,960
Merchants Bancorp 508 22,220
MGIC Investment Corp. 11,918 236,453
Mr. Cooper Group, Inc. * 3,002 202,215
NCR Atleos Corp. * 2,800 62,692
NewtekOne, Inc. 1,662 19,961
NMI Holdings, Inc., Class A * 3,878 123,786
Ocwen Financial Corp. *(d) 426 12,324
ORIX Corp. 235,500 4,531,685
Pagseguro Digital Ltd.,
Class A * 7,926 102,008
Paymentus Holdings, Inc.,
Class A * 80 1,269
Payoneer Global, Inc. * 9,579 44,830
PayPal Holdings, Inc. * 46,764 2,868,971
Paysafe Ltd. * 2,419 35,995
Paysign, Inc. *(d) 2,165 6,647
PennyMac Financial Services,
Inc. (d) 1,271 110,857
Priority Technology Holdings,
Inc. *(d) 487 1,729
Radian Group, Inc. (d) 6,999 202,831
Remitly Global, Inc. *(d) 4,053 69,468
Repay Holdings Corp.,
Class A * 3,202 25,104
Rocket Cos., Inc., Class A *(d) 4,355 53,610
Security National Financial
Corp., Class A * 828 6,483
Shift4 Payments, Inc.,
Class A *(d) 1,994 143,189
StoneCo Ltd., Class A * 9,686 166,502
Toast, Inc., Class A * 14,101 250,575
UWM Holdings Corp., Class A 5,234 35,068
Velocity Financial, Inc. * 99 1,559
Visa, Inc., Class A (d) 68,921 18,833,352
Voya Financial, Inc. 4,389 317,632
Walker & Dunlop, Inc. (d) 1,229 118,709
Waterstone Financial, Inc. 1,455 19,352
Western Union Co. (The) 15,867 199,448
WEX, Inc. *(d) 1,791 366,062
89,304,649
Food Products 0.7%
Ajinomoto Co., Inc. 125,300 5,144,227
Archer-Daniels-Midland Co. 24,770 1,376,717
B&G Foods, Inc. (d) 3,924 39,475
Benson Hill, Inc. *(d) 16,655 2,868
Beyond Meat, Inc. *(d) 3,113 20,608
BRC, Inc., Class A *(d) 297 1,123
Bunge Global SA 5,902 519,907
Calavo Growers, Inc. 642 16,750
Cal-Maine Foods, Inc. (d) 1,609 89,171
Campbell Soup Co. 8,001 357,085
Conagra Brands, Inc. 21,683 632,059
Darling Ingredients, Inc. * 7,260 314,358
Dole plc 2,228 25,154
Flowers Foods, Inc. 8,555 195,054
Fresh Del Monte Produce, Inc. 1,725 42,400
Freshpet, Inc. * 2,093 180,207

40 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Food Products
General Mills, Inc. 26,098 1,694,021
Hain Celestial Group, Inc.
(The) *(d) 3,312 35,471
Hershey Co. (The) 6,137 1,187,755
Hormel Foods Corp. 12,337 374,675
Ingredion, Inc. 2,641 284,092
J & J Snack Foods Corp. 716 114,009
J M Smucker Co. (The) 4,340 570,927
John B Sanfilippo & Son, Inc. 259 27,747
Kellanova 10,833 593,215
Kraft Heinz Co. (The) 34,463 1,279,611
Lamb Weston Holdings, Inc. 6,229 638,099
Lancaster Colony Corp. (d) 709 130,300
Lifeway Foods, Inc. * 1,162 14,467
Limoneira Co. (d) 1,245 22,584
Mama's Creations, Inc. * 6,418 27,662
McCormick & Co., Inc.
(Non-Voting) 10,538 718,270
Mission Produce, Inc. * 1,802 18,002
Mondelez International, Inc.,
Class A 60,632 4,563,771
Pilgrim's Pride Corp. * 710 19,291
Post Holdings, Inc. *(d) 1,858 172,552
Seaboard Corp. 3 10,809
Seneca Foods Corp., Class A * 232 12,384
Simply Good Foods Co.
(The) * 4,094 154,753
Sovos Brands, Inc. *(d) 1,877 41,388
SunOpta, Inc. * 7,031 41,834
Tootsie Roll Industries, Inc. 72 2,346
TreeHouse Foods, Inc. * 2,417 101,756
Tyson Foods, Inc., Class A 12,117 663,527
Utz Brands, Inc. (d) 3,160 55,932
Vital Farms, Inc. * 132 1,898
Westrock Coffee Co. *(d) 2,044 21,176
Whole Earth Brands, Inc. * 147 585
WK Kellogg Co. 2,930 38,061
22,590,133
Gas Utilities 0.1%
Atmos Energy Corp. (d) 6,475 737,762
Brookfield Infrastructure Corp.,
Class A 4,123 144,346
Chesapeake Utilities Corp. 947 95,912
National Fuel Gas Co. 3,299 155,581
New Jersey Resources Corp. 4,293 175,283
Northwest Natural Holding Co. 1,937 71,398
ONE Gas, Inc. (d) 1,877 115,191
RGC Resources, Inc. 531 10,147
Southwest Gas Holdings,
Inc. (d) 2,850 167,238
Spire, Inc. (d) 2,157 122,453
Star Group LP (d) 149 1,685
UGI Corp. 9,483 209,954
2,006,950
Ground Transportation 0.7%
ArcBest Corp. 810 96,495
Avis Budget Group, Inc. (d) 720 117,871
Covenant Logistics Group,
Inc., Class A 414 20,013
CSX Corp. 83,961 2,997,408
Common Stocks
Shares Value ($)
Ground Transportation
Daseke, Inc. * 1,493 12,153
FTAI Infrastructure, Inc. 7,063 30,088
Heartland Express, Inc. (d) 1,886 24,424
Hertz Global Holdings,
Inc. *(d) 5,768 48,163
JB Hunt Transport Services,
Inc. 3,590 721,518
Knight-Swift Transportation
Holdings, Inc., Class A 6,439 369,470
Landstar System, Inc. (d) 1,470 281,828
Lyft, Inc., Class A * 14,384 179,656
Marten Transport Ltd. (d) 2,914 53,909
Norfolk Southern Corp. 9,607 2,259,951
Old Dominion Freight Line,
Inc. 4,223 1,651,277
PAM Transportation Services,
Inc. * 29 601
RXO, Inc. * 5,347 111,218
Ryder System, Inc. 1,368 155,364
Saia, Inc. * 1,155 520,420
Schneider National, Inc.,
Class B (d) 636 15,595
TuSimple Holdings, Inc.,
Class A *(d) 697 161
Uber Technologies, Inc. * 81,891 5,345,025
U-Haul Holding Co. *(d) 492 32,600
U-Haul Holding Co.
(Non-Voting) 3,749 239,449
Union Pacific Corp. 26,681 6,508,296
Universal Logistics Holdings,
Inc. 270 8,240
Werner Enterprises, Inc. 2,660 105,203
XPO, Inc. * 4,918 420,194
22,326,590
Health Care Equipment & Supplies 1.9%
Abbott Laboratories 73,573 8,324,785
Accuray, Inc. *(d) 6,646 17,213
Align Technology, Inc. * 3,262 871,998
Alphatec Holdings, Inc. *(d) 3,549 57,103
AngioDynamics, Inc. * 1,437 8,478
Apyx Medical Corp. * 146 327
Artivion, Inc. *(d) 1,400 23,408
Asahi Intecc Co. Ltd. 113,700 2,160,493
AtriCure, Inc. *(d) 2,216 75,477
Atrion Corp. 25 8,500
Avanos Medical, Inc. * 2,063 39,589
Axogen, Inc. * 1,348 13,035
Axonics, Inc. * 2,202 149,472
Baxter International, Inc. 21,559 834,118
Becton Dickinson & Co. 12,244 2,923,990
Beyond Air, Inc. *(d) 1,699 2,854
Bioventus, Inc., Class A * 4,387 19,040
Boston Scientific Corp. * 62,085 3,927,497
Butterfly Network, Inc. *(d) 6,116 5,511
Cerus Corp. * 15,078 27,291
ClearPoint Neuro, Inc. *(d) 1,629 11,338
CONMED Corp. (d) 1,351 129,156
Cooper Cos., Inc. (The) 2,063 769,561
Cutera, Inc. *(d) 653 1,724
CVRx, Inc. * 802 20,146
Dentsply Sirona, Inc. 8,902 309,345

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Dexcom, Inc. * 16,306 1,978,733
Edwards Lifesciences Corp. * 25,878 2,030,647
Embecta Corp. (d) 2,564 43,947
Enovis Corp. * 2,523 148,100
Envista Holdings Corp. * 7,589 178,342
GE HealthCare Technologies,
Inc. 16,490 1,209,706
Glaukos Corp. * 2,157 192,038
Globus Medical, Inc., Class A * 4,755 251,016
Haemonetics Corp. * 1,866 142,674
Hologic, Inc. * 9,818 730,852
Hoya Corp. 12,700 1,610,956
ICU Medical, Inc. * 887 81,187
IDEXX Laboratories, Inc. * 3,539 1,822,868
Inari Medical, Inc. *(d) 2,314 131,782
Inmode Ltd. * 3,118 73,865
Inogen, Inc. * 3,235 23,017
Inspire Medical Systems, Inc. * 1,318 277,927
Insulet Corp. * 3,009 574,328
Integer Holdings Corp. *(d) 1,483 150,258
Integra LifeSciences Holdings
Corp. * 3,254 130,648
Intuitive Surgical, Inc. * 14,792 5,594,630
iRadimed Corp. 207 8,572
iRhythm Technologies, Inc. * 1,406 168,411
KORU Medical Systems,
Inc. *(d) 2,317 4,819
Lantheus Holdings, Inc. *(d) 2,425 125,930
LeMaitre Vascular, Inc. (d) 947 54,964
LivaNova plc * 2,278 110,893
Masimo Corp. * 1,805 232,737
Medtronic plc 56,388 4,936,206
Merit Medical Systems,
Inc. *(d) 2,580 202,014
Nano-X Imaging Ltd. *(d) 1,645 8,949
Neogen Corp. * 9,856 152,768
NeuroPace, Inc. *(d) 1,078 15,760
Nevro Corp. * 1,643 27,208
Novocure Ltd. * 4,771 66,412
Olympus Corp. 221,200 3,277,215
Omnicell, Inc. * 2,039 65,595
OraSure Technologies,
Inc. *(d) 2,453 18,079
Orchestra BioMed Holdings,
Inc. *(d) 111 786
Orthofix Medical, Inc. * 1,086 15,085
OrthoPediatrics Corp. * 482 12,590
Outset Medical, Inc. * 2,943 8,947
Paragon 28, Inc. * 3,321 42,110
Penumbra, Inc. *(d) 1,533 386,607
PROCEPT BioRobotics
Corp. *(d) 1,795 83,108
Pulmonx Corp. * 1,034 13,732
Pulse Biosciences, Inc. * 1,160 10,301
QuidelOrtho Corp. * 2,281 156,271
ResMed, Inc. 6,194 1,178,099
RxSight, Inc. * 144 6,553
Sanara Medtech, Inc. *(d) 268 9,058
Semler Scientific, Inc. * 359 15,900
Senseonics Holdings, Inc. *(d) 2,388 1,343
Shockwave Medical, Inc. * 1,467 331,909
SI-BONE, Inc. * 1,177 23,787
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Sight Sciences, Inc. * 142 602
Silk Road Medical, Inc. * 808 12,225
STAAR Surgical Co. *(d) 2,229 62,434
Stereotaxis, Inc. *(d) 340 687
STERIS plc 4,221 924,188
Stryker Corp. 15,113 5,070,109
Surmodics, Inc. * 526 18,520
Tactile Systems Technology,
Inc. * 704 10,680
Tandem Diabetes Care, Inc. * 3,020 68,856
Tela Bio, Inc. *(d) 1,052 7,269
Teleflex, Inc. 2,022 491,002
Terumo Corp. 76,400 2,579,029
TransMedics Group, Inc. *(d) 1,442 123,680
Treace Medical Concepts,
Inc. * 1,926 25,962
UFP Technologies, Inc. * 292 49,205
Utah Medical Products, Inc. 148 11,723
Varex Imaging Corp. *(d) 1,473 28,385
Vicarious Surgical, Inc.,
Class A *(d) 310 125
Xtant Medical Holdings, Inc. * 7,251 6,671
Zimmer Biomet Holdings, Inc. 8,928 1,121,357
Zimvie, Inc. * 133 2,325
Zomedica Corp. *(d) 4,873 652
Zynex, Inc. *(d) 775 9,176
60,506,550
Health Care Providers & Services 1.7%
23andMe Holding Co.,
Class A * 17,526 12,813
Acadia Healthcare Co., Inc. * 3,560 292,418
Accolade, Inc. * 3,088 34,956
AdaptHealth Corp., Class A * 1,377 9,942
Addus HomeCare Corp. * 742 64,257
Agiliti, Inc. *(d) 1,016 7,203
agilon health, Inc. * 12,357 72,783
AirSculpt Technologies,
Inc. *(d) 57 414
Alignment Healthcare, Inc. * 1,296 8,683
Amedisys, Inc. * 1,458 137,446
AMN Healthcare Services,
Inc. * 1,365 101,024
Apollo Medical Holdings, Inc. * 2,004 69,639
Aveanna Healthcare Holdings,
Inc. * 266 612
Biodesix, Inc. * 1,400 2,800
Brookdale Senior Living, Inc. * 7,349 40,199
Cano Health, Inc. *(d) 106 253
Cardinal Health, Inc. 11,471 1,252,518
CareMax, Inc. *(d) 287 99
Castle Biosciences, Inc. * 868 20,033
Cencora, Inc. (d) 6,727 1,565,238
Centene Corp. * 22,755 1,713,679
Chemed Corp. 618 366,344
Cigna Group (The) 12,339 3,713,422
Clover Health Investments
Corp., Class A * 1,897 1,818
Community Health Systems,
Inc. * 7,351 26,978
CorVel Corp. *(d) 347 81,663

42 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Providers & Services
Cross Country Healthcare,
Inc. * 1,527 32,449
CVS Health Corp. 53,230 3,958,715
DaVita, Inc. * 2,150 232,544
DocGo, Inc. *(d) 3,206 11,862
Elevance Health, Inc. 9,945 4,907,261
Encompass Health Corp. 3,908 277,624
Enhabit, Inc. * 2,531 25,538
Ensign Group, Inc. (The) 2,375 268,898
Fulgent Genetics, Inc. *(d) 940 23,115
Guardant Health, Inc. * 5,086 111,536
HCA Healthcare, Inc. 8,521 2,598,053
HealthEquity, Inc. * 3,347 252,966
Henry Schein, Inc. * 5,484 410,423
Hims & Hers Health, Inc. *(d) 6,828 58,584
Humana, Inc. 5,845 2,209,761
InfuSystem Holdings, Inc. * 1,298 11,981
Innovage Holding Corp. * 92 487
Invitae Corp. *(d) 11,822 4,611
Joint Corp. (The) * 493 4,812
Laboratory Corp. of America
Holdings 3,538 786,497
LifeStance Health Group,
Inc. *(d) 2,209 13,210
McKesson Corp. 5,544 2,771,390
ModivCare, Inc. * 834 33,168
Molina Healthcare, Inc. * 2,430 866,149
National HealthCare Corp. (d) 486 45,217
National Research Corp. 521 20,527
NeoGenomics, Inc. * 4,441 65,949
Nutex Health, Inc. * 1,699 221
OPKO Health, Inc. *(d) 13,011 13,271
Option Care Health, Inc. * 7,681 239,954
Owens & Minor, Inc. *(d) 1,876 36,976
Patterson Cos., Inc. 2,768 82,652
Pediatrix Medical Group,
Inc. *(d) 4,318 40,416
Pennant Group, Inc. (The) * 1,008 15,130
PetIQ, Inc., Class A * 751 13,495
Premier, Inc., Class A 5,422 117,224
Privia Health Group, Inc. *(d) 4,951 99,812
Progyny, Inc. * 3,539 134,801
Quest Diagnostics, Inc. 4,617 592,961
Quipt Home Medical Corp. * 2,675 12,573
R1 RCM, Inc. * 6,921 70,871
RadNet, Inc. * 2,305 85,216
Select Medical Holdings Corp. 4,411 114,642
Surgery Partners, Inc. * 3,027 92,899
Talkspace, Inc. * 16,488 39,736
Tenet Healthcare Corp. * 4,131 341,799
UnitedHealth Group, Inc. 40,077 20,509,004
Universal Health Services,
Inc., Class B 2,528 401,472
US Physical Therapy, Inc. 575 53,050
Viemed Healthcare, Inc. * 2,263 18,376
52,727,112
Health Care REITs 0.1%
CareTrust REIT, Inc. 5,306 111,002
Community Healthcare Trust,
Inc. 1,382 35,365
Diversified Healthcare Trust 8,712 25,003
Common Stocks
Shares Value ($)
Health Care REITs
Global Medical REIT, Inc. 1,572 15,893
Healthcare Realty Trust, Inc.,
Class A 16,751 269,859
Healthpeak Properties, Inc. 22,850 422,725
LTC Properties, Inc. 2,215 69,042
Medical Properties Trust, Inc. 27,369 84,844
National Health Investors, Inc. 2,096 111,465
Omega Healthcare Investors,
Inc. 9,787 283,823
Physicians Realty Trust 10,789 132,057
Sabra Health Care REIT, Inc. 11,030 147,140
Universal Health Realty
Income Trust 491 19,547
Ventas, Inc. 17,072 791,970
Welltower, Inc. 23,760 2,055,478
4,575,213
Health Care Technology 0.1%
American Well Corp., Class A * 16,102 16,907
Augmedix, Inc. * 3,752 16,584
Certara, Inc. * 5,406 87,361
Computer Programs &
Systems, Inc. * 516 5,227
Definitive Healthcare Corp.,
Class A *(d) 2,409 20,477
Doximity, Inc., Class A *(d) 5,061 136,394
Evolent Health, Inc., Class A * 5,006 147,226
GoodRx Holdings, Inc.,
Class A * 404 2,424
Health Catalyst, Inc. * 3,526 34,449
HealthStream, Inc. 1,485 39,531
LifeMD, Inc. *(d) 4,128 23,076
Multiplan Corp. *(d) 18,230 18,412
OptimizeRx Corp. *(d) 452 6,382
Phreesia, Inc. * 1,544 39,341
Schrodinger, Inc. *(d) 2,562 67,765
Sharecare, Inc. *(d) 6,407 7,240
Simulations Plus, Inc. (d) 520 19,708
Teladoc Health, Inc. *(d) 7,483 145,395
Veeva Systems, Inc., Class A * 7,791 1,615,931
Veradigm, Inc. *(d) 1,854 16,927
2,466,757
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. 9,887 158,785
Ashford Hospitality Trust, Inc. * 173 287
Braemar Hotels & Resorts,
Inc. 262 597
Chatham Lodging Trust 1,867 19,603
DiamondRock Hospitality Co. 10,323 94,352
Host Hotels & Resorts, Inc. 30,881 593,533
Park Hotels & Resorts, Inc. 9,972 150,378
Pebblebrook Hotel Trust 2,013 30,638
RLJ Lodging Trust 7,101 82,230
Ryman Hospitality Properties,
Inc. 2,522 277,168
Service Properties Trust 7,604 58,779
Summit Hotel Properties, Inc. 3,246 21,034
Sunstone Hotel Investors, Inc. 10,226 109,111
Xenia Hotels & Resorts, Inc. 5,429 72,369
1,668,864

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 1.4%
Accel Entertainment, Inc.,
Class A * 1,403 14,381
Airbnb, Inc., Class A *(d) 17,372 2,504,000
Aramark 9,636 280,215
Bally's Corp. * 1,169 13,163
Biglari Holdings, Inc.,
Class B * 48 7,424
BJ's Restaurants, Inc. * 1,306 45,201
Bloomin' Brands, Inc. (d) 4,072 108,397
Booking Holdings, Inc. * 1,505 5,278,742
Bowlero Corp., Class A *(d) 988 10,680
Boyd Gaming Corp. 2,748 174,470
Brinker International, Inc. * 1,778 76,081
Caesars Entertainment, Inc. * 9,426 413,519
Carnival Corp. *(d) 41,813 693,260
Carrols Restaurant Group, Inc. 2,610 24,534
Cava Group, Inc. *(d) 694 32,479
Century Casinos, Inc. * 1,438 4,990
Cheesecake Factory, Inc.
(The) (d) 2,261 77,711
Chipotle Mexican Grill, Inc.,
Class A * 1,171 2,820,670
Choice Hotels International,
Inc. (d) 985 119,303
Churchill Downs, Inc. 2,898 350,571
Chuy's Holdings, Inc. * 697 23,566
Cracker Barrel Old Country
Store, Inc. (d) 1,069 82,687
Darden Restaurants, Inc. (d) 5,208 846,717
Dave & Buster's
Entertainment, Inc. * 1,860 99,566
Denny's Corp. * 2,068 21,983
Dine Brands Global, Inc. 781 36,434
Domino's Pizza, Inc. 1,456 620,576
DoorDash, Inc., Class A * 11,529 1,201,322
DraftKings, Inc., Class A * 18,541 724,026
Dutch Bros, Inc., Class A *(d) 210 5,638
El Pollo Loco Holdings, Inc. * 643 5,954
Empire Resorts, Inc. *∞ 168 0
Everi Holdings, Inc. * 3,673 38,236
Expedia Group, Inc. * 5,848 867,434
First Watch Restaurant Group,
Inc. *(d) 127 2,725
GEN Restaurant Group, Inc. * 1,774 14,068
Genius Sports Ltd. *(d) 704 4,724
Global Business Travel Group
I *(d) 3,483 20,167
Golden Entertainment, Inc. 1,249 47,937
Hilton Grand Vacations, Inc. * 2,633 109,796
Hilton Worldwide Holdings,
Inc. 11,158 2,130,732
Hyatt Hotels Corp., Class A 1,949 250,193
Inspired Entertainment, Inc. * 125 1,147
International Game
Technology plc 4,462 115,833
Jack in the Box, Inc. 945 73,682
Krispy Kreme, Inc. (d) 4,328 57,519
Kura Sushi USA, Inc.,
Class A *(d) 162 15,897
Las Vegas Sands Corp. 14,787 723,380
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Life Time Group Holdings,
Inc. * 1,989 26,454
Light & Wonder, Inc. * 3,735 300,219
Lindblad Expeditions
Holdings, Inc. *(d) 1,006 9,295
Marriott International, Inc.,
Class A 10,402 2,493,671
Marriott Vacations Worldwide
Corp. 1,663 139,509
McDonald's Corp. 31,896 9,336,597
MGM Resorts International * 12,465 540,607
Monarch Casino & Resort, Inc. 724 49,905
Mondee Holdings, Inc.,
Class A *(d) 3,137 7,325
Nathan's Famous, Inc. 201 14,341
NEOGAMES SA * 67 1,875
Noodles & Co., Class A * 1,188 3,017
Norwegian Cruise Line
Holdings Ltd. * 17,670 314,526
ONE Group Hospitality, Inc.
(The) * 309 1,360
Papa John's International,
Inc. (d) 1,560 114,629
Penn Entertainment, Inc. *(d) 5,238 118,117
Planet Fitness, Inc., Class A * 3,386 229,435
PlayAGS, Inc. * 2,641 23,003
Portillo's, Inc., Class A * 2,889 39,695
Potbelly Corp. * 1,844 23,198
RCI Hospitality Holdings, Inc. 405 25,013
Red Robin Gourmet Burgers,
Inc. *(d) 1,126 11,463
Red Rock Resorts, Inc.,
Class A (d) 2,033 111,164
Royal Caribbean Cruises Ltd. * 10,094 1,286,985
Rush Street Interactive, Inc. * 4,046 21,080
Sabre Corp. *(d) 16,425 67,342
SeaWorld Entertainment,
Inc. *(d) 1,668 82,399
Shake Shack, Inc.,
Class A *(d) 1,750 132,230
Six Flags Entertainment
Corp. * 3,389 85,437
Sonder Holdings, Inc. * 43 111
Starbucks Corp. 47,668 4,434,554
Super Group SGHC Ltd. * 9,047 28,317
Sweetgreen, Inc., Class A * 4,130 44,108
Target Hospitality Corp. *(d) 1,779 17,203
Texas Roadhouse, Inc.,
Class A 3,220 404,818
Travel + Leisure Co. (d) 1,936 78,253
Vacasa, Inc., Class A * 1,425 12,925
Vail Resorts, Inc. (d) 1,539 341,658
Wendy's Co. (The) 5,679 108,355
Wingstop, Inc. 1,216 341,830
Wyndham Hotels & Resorts,
Inc. 3,530 275,093
Wynn Resorts Ltd. 4,344 410,204
Xponential Fitness, Inc.,
Class A * 297 3,285

44 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Yum! Brands, Inc. 12,109 1,567,994
44,870,329
Household Durables 0.6%
Beazer Homes USA, Inc. * 958 30,417
Cavco Industries, Inc. *(d) 314 104,223
Century Communities, Inc. 1,451 125,802
Cricut, Inc., Class A (d) 3,396 17,795
DR Horton, Inc. 12,713 1,816,815
Dream Finders Homes, Inc.,
Class A * 112 3,681
Ethan Allen Interiors, Inc. (d) 921 26,829
Garmin Ltd. 5,510 658,390
GoPro, Inc., Class A * 4,993 14,879
Green Brick Partners, Inc. * 1,266 66,047
Hamilton Beach Brands
Holding Co., Class A 722 13,314
Helen of Troy Ltd. * 1,116 127,782
Hooker Furnishings Corp. 729 16,825
Hovnanian Enterprises, Inc.,
Class A * 24 4,055
Installed Building Products,
Inc. (d) 1,067 207,905
iRobot Corp. *(d) 1,250 17,000
KB Home 3,375 201,116
Landsea Homes Corp. * 74 932
La-Z-Boy, Inc. 2,220 77,278
Legacy Housing Corp. * 337 7,963
Leggett & Platt, Inc. 5,930 137,635
Lennar Corp., Class A 10,948 1,634,997
LGI Homes, Inc. * 951 112,228
Lifetime Brands, Inc. 55 442
Lovesac Co. (The) * 304 7,041
M/I Homes, Inc. * 1,363 173,673
MDC Holdings, Inc. 2,629 164,523
Meritage Homes Corp. 948 156,998
Mohawk Industries, Inc. * 2,438 254,162
Newell Brands, Inc. 17,936 149,228
NVR, Inc. * 115 813,658
PulteGroup, Inc. 8,582 897,334
Purple Innovation, Inc.,
Class A (d) 2,118 2,160
SharkNinja, Inc. 254 11,867
Skyline Champion Corp. * 1,903 130,317
Snap One Holdings Corp. *(d) 86 679
Sonos, Inc. * 4,807 74,893
Sony Group Corp. 78,100 7,716,612
Taylor Morrison Home Corp.,
Class A * 4,672 243,598
Tempur Sealy International,
Inc. 7,643 381,309
Toll Brothers, Inc. 5,503 546,723
TopBuild Corp. * 1,349 497,956
Traeger, Inc. * 375 821
Tri Pointe Homes, Inc. * 4,417 152,519
Universal Electronics, Inc. * 55 488
Vizio Holding Corp., Class A * 1,307 9,149
VOXX International Corp.,
Class A *(d) 979 8,175
Whirlpool Corp. (d) 2,228 244,011
Common Stocks
Shares Value ($)
Household Durables
Worthington Enterprises, Inc. 1,430 81,567
18,143,811
Household Products 0.8%
Central Garden & Pet Co. *(d) 1,605 67,699
Church & Dwight Co., Inc. 10,157 1,014,176
Clorox Co. (The) 5,161 749,635
Colgate-Palmolive Co. 37,734 3,177,203
Energizer Holdings, Inc. 3,180 100,552
Kimberly-Clark Corp. 13,436 1,625,353
Oil-Dri Corp. of America 350 22,736
Procter & Gamble Co. (The) 101,923 16,016,180
Reynolds Consumer Products,
Inc. 1,634 44,396
Spectrum Brands Holdings,
Inc. (d) 1,357 106,687
Unicharm Corp. 112,300 3,877,182
WD-40 Co. (d) 627 162,380
26,964,179
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 28,773 479,934
Altus Power, Inc., Class A * 2,419 13,039
Brookfield Renewable Corp.,
Class A 6,146 171,596
Clearway Energy, Inc., Class A 4,719 112,014
Montauk Renewables, Inc. * 880 6,081
NextEra Energy Partners LP 479 14,298
Ormat Technologies, Inc. (d) 2,453 158,660
Spruce Power Holding Corp. * 71 273
Sunnova Energy International,
Inc. *(d) 5,404 56,850
Vistra Corp. 15,279 626,897
1,639,642
Industrial Conglomerates 0.6%
3M Co. 23,468 2,214,206
General Electric Co. 46,121 6,107,343
Hitachi Ltd. 68,600 5,388,570
Honeywell International, Inc. 28,414 5,747,016
19,457,135
Industrial REITs 0.2%
Americold Realty Trust, Inc. 11,267 309,842
EastGroup Properties, Inc. 1,932 342,795
First Industrial Realty Trust,
Inc. 5,530 284,906
Industrial Logistics Properties
Trust 8,636 34,371
Innovative Industrial
Properties, Inc. 1,187 110,664
LXP Industrial Trust 13,439 122,161
Plymouth Industrial REIT, Inc. 2,855 63,210
Prologis, Inc. 38,963 4,936,222
Rexford Industrial Realty, Inc. 8,953 470,838
STAG Industrial, Inc. 7,002 258,654
Terreno Realty Corp. 3,429 204,814
7,138,477
Insurance 1.6%
Aflac, Inc. 27,187 2,292,952

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Insurance
Allstate Corp. (The) 11,167 1,733,677
Ambac Financial Group,
Inc. *(d) 1,774 28,828
American Coastal Insurance
Corp. *(d) 1,398 16,175
American Equity Investment
Life Holding Co. * 2,887 159,391
American Financial Group,
Inc. 3,394 408,638
American International Group,
Inc. 33,492 2,328,029
AMERISAFE, Inc. 1,764 87,918
Aon plc, Class A 8,887 2,652,147
Arch Capital Group Ltd. * 16,249 1,339,405
Arthur J Gallagher & Co. 9,758 2,265,417
Assurant, Inc. 2,242 376,544
Assured Guaranty Ltd. (d) 2,701 219,132
Axis Capital Holdings Ltd. 2,941 175,048
Brighthouse Financial, Inc. * 3,388 175,397
Brown & Brown, Inc. 9,995 775,212
BRP Group, Inc., Class A * 2,592 58,164
Caret Holdings, Inc.,
Class A *(d) 1,298 10,514
Cheche Group, Inc. * 222 1,254
Chubb Ltd. 16,120 3,949,400
Cincinnati Financial Corp. 6,429 712,333
Citizens, Inc., Class A * 3,692 10,338
CNA Financial Corp. 841 37,063
CNO Financial Group, Inc. (d) 5,509 149,735
Crawford & Co., Class A 627 7,612
Donegal Group, Inc., Class A 435 6,529
eHealth, Inc. * 423 2,876
Employers Holdings, Inc. 130 5,424
Enstar Group Ltd. * 570 152,127
Erie Indemnity Co., Class A 130 44,958
Everest Group Ltd. 1,723 663,303
F&G Annuities & Life, Inc. 839 37,621
Fidelity National Financial, Inc. 11,674 584,050
First American Financial Corp. 4,101 247,495
Genworth Financial, Inc.,
Class A * 3,580 22,089
Global Indemnity Group LLC,
Class A 35 1,026
Globe Life, Inc. 3,681 452,100
GoHealth, Inc., Class A *(d) 260 3,071
Goosehead Insurance, Inc.,
Class A * 976 75,347
Greenlight Capital Re Ltd.,
Class A * 1,437 16,396
Hagerty, Inc., Class A * 385 3,099
Hamilton Insurance Group
Ltd., Class B * 2,625 39,611
Hanover Insurance Group,
Inc. (The) 1,645 217,156
Hartford Financial Services
Group, Inc. (The) 12,921 1,123,610
HCI Group, Inc. (d) 270 24,211
Heritage Insurance Holdings,
Inc. * 7,136 42,959
Hippo Holdings, Inc. *(d) 64 592
Horace Mann Educators Corp. 739 27,217
Common Stocks
Shares Value ($)
Insurance
Investors Title Co. 72 12,042
James River Group Holdings
Ltd. 186 1,780
Kemper Corp. 2,848 170,880
Kingsway Financial Services,
Inc. * 706 6,192
Kinsale Capital Group, Inc. (d) 906 360,198
Lemonade, Inc. *(d) 2,368 37,462
Lincoln National Corp. 7,851 215,510
Loews Corp. 6,330 461,204
Maiden Holdings Ltd. * 6,019 10,593
Markel Group, Inc. * 559 837,063
Marsh & McLennan Cos., Inc. 21,295 4,127,823
MBIA, Inc. (d) 2,715 16,507
Mercury General Corp. 1,467 58,753
MetLife, Inc. 28,310 1,962,449
National Western Life Group,
Inc., Class A 98 47,432
NI Holdings, Inc. * 302 4,035
Old Republic International
Corp. 11,587 324,899
Oscar Health, Inc., Class A * 5,435 68,046
Palomar Holdings, Inc. * 871 52,147
Primerica, Inc. (d) 1,552 363,416
Principal Financial Group, Inc. 10,769 851,828
ProAssurance Corp. 536 7,215
Progressive Corp. (The) 24,844 4,428,443
Prudential Financial, Inc. 16,427 1,723,685
Reinsurance Group of
America, Inc. 2,845 494,717
RenaissanceRe Holdings Ltd. 2,106 481,916
RLI Corp. 1,611 219,692
Ryan Specialty Holdings, Inc.,
Class A * 4,124 178,652
Safety Insurance Group, Inc. 101 8,414
Selective Insurance Group,
Inc. 2,448 256,697
Selectquote, Inc. * 10,245 11,372
SiriusPoint Ltd. * 3,612 42,622
Skyward Specialty Insurance
Group, Inc. * 95 2,955
Stewart Information Services
Corp. 292 18,005
Tiptree, Inc., Class A 943 17,851
Tokio Marine Holdings, Inc. 199,200 5,276,869
Travelers Cos., Inc. (The) 9,638 2,037,088
Trupanion, Inc. *(d) 1,823 49,586
United Fire Group, Inc. 850 19,049
Universal Insurance Holdings,
Inc. 915 15,207
Unum Group 8,337 403,011
W R Berkley Corp. (d) 8,465 693,114
White Mountains Insurance
Group Ltd. 93 146,565
Willis Towers Watson plc 4,461 1,098,744
51,384,918
Interactive Media & Services 3.3%
Alphabet, Inc., Class A * 469,041 66,073,707
Angi, Inc., Class A * 390 924
Bumble, Inc., Class A * 4,650 63,798
Cargurus, Inc., Class A * 4,411 102,512

46 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Interactive Media & Services
Cars.com, Inc. * 2,687 46,834
Eventbrite, Inc., Class A * 3,412 28,558
EverQuote, Inc., Class A * 577 7,288
fuboTV, Inc. *(d) 8,047 20,037
Getty Images Holdings,
Inc. *(d) 14,123 60,447
Grindr, Inc. *(d) 2,719 23,601
IAC, Inc. * 3,548 178,145
Match Group, Inc. * 11,749 450,927
MediaAlpha, Inc., Class A * 173 2,206
Meta Platforms, Inc., Class A * 94,324 36,799,565
Nextdoor Holdings, Inc. * 10,344 15,723
Outbrain, Inc. * 171 672
Pinterest, Inc., Class A * 25,120 941,246
QuinStreet, Inc. * 1,485 18,815
Rumble, Inc. *(d) 399 2,733
Shutterstock, Inc. (d) 1,198 56,270
Snap, Inc., Class A *(d) 5,332 84,726
System1, Inc. *(d) 1,726 3,107
Taboola.com Ltd. *(d) 699 3,299
TripAdvisor, Inc. * 5,049 109,058
TrueCar, Inc. * 3,712 13,141
Vimeo, Inc. * 8,049 31,955
Yelp, Inc., Class A * 3,191 139,542
Ziff Davis, Inc. * 2,167 146,056
ZipRecruiter, Inc., Class A * 3,846 53,536
ZoomInfo Technologies, Inc.,
Class A * 11,935 191,437
105,669,865
IT Services 1.3%
Accenture plc, Class A 26,808 9,754,895
Akamai Technologies, Inc. * 6,363 784,113
Amdocs Ltd. 4,747 435,205
Applied Digital Corp. *(d) 351 1,804
Backblaze, Inc., Class A * 1,563 12,817
BigBear.ai Holdings, Inc. *(d) 238 386
BigCommerce Holdings,
Inc. Series 1,* 2,813 23,010
Brightcove, Inc. * 1,547 3,543
Cloudflare, Inc., Class A *(d) 12,400 980,220
Cognizant Technology
Solutions Corp., Class A 21,466 1,655,458
Couchbase, Inc. * 1,342 33,550
DigitalOcean Holdings,
Inc. *(d) 2,814 94,888
DXC Technology Co. * 8,799 191,818
Edgio, Inc. *(d) 662 172
EPAM Systems, Inc. * 2,447 680,535
Fastly, Inc., Class A * 5,015 100,902
Gartner, Inc. * 3,291 1,505,435
Globant SA * 1,738 409,838
GoDaddy, Inc., Class A * 6,212 662,572
Grid Dynamics Holdings, Inc. * 673 8,783
Hackett Group, Inc. (The) 969 22,403
Information Services Group,
Inc. 173 765
International Business
Machines Corp. 39,678 7,287,261
Kyndryl Holdings, Inc. *(d) 9,547 195,904
MongoDB, Inc., Class A * 2,879 1,153,097
Common Stocks
Shares Value ($)
IT Services
Nomura Research Institute
Ltd. 59,600 1,820,234
Obic Co. Ltd. 24,100 3,697,318
Okta, Inc., Class A * 6,519 538,795
Otsuka Corp. 32,200 1,354,650
Perficient, Inc. *(d) 1,584 107,918
Rackspace Technology,
Inc. *(d) 2,323 3,903
SHIFT, Inc. * 19,800 3,558,815
Snowflake, Inc., Class A * 13,078 2,558,580
Squarespace, Inc., Class A * 1,431 44,361
Thoughtworks Holding, Inc. * 4,823 22,572
Tucows, Inc., Class A *(d) 311 7,190
Twilio, Inc., Class A * 7,257 510,385
Unisys Corp. * 2,460 16,580
VeriSign, Inc. * 3,713 738,441
40,979,116
Leisure Products 0.0%
†
Acushnet Holdings Corp. (d) 1,207 76,451
AMMO, Inc. *(d) 688 1,493
Brunswick Corp. 2,774 223,806
Clarus Corp. 744 4,404
Escalade, Inc. (d) 706 11,338
Funko, Inc., Class A * 1,009 7,134
Hasbro, Inc. 5,260 257,477
JAKKS Pacific, Inc. * 516 16,182
Johnson Outdoors, Inc.,
Class A 224 10,026
Latham Group, Inc. * 183 463
Malibu Boats, Inc., Class A *(d) 952 39,746
Marine Products Corp. 271 2,767
MasterCraft Boat Holdings,
Inc. * 755 14,624
Mattel, Inc. * 14,549 260,282
Peloton Interactive, Inc.,
Class A * 13,994 77,807
Polaris, Inc. 2,088 187,837
Smith & Wesson Brands, Inc. 2,517 32,872
Solo Brands, Inc., Class A *(d) 130 363
Sturm Ruger & Co., Inc. 291 12,705
Topgolf Callaway Brands
Corp. *(d) 6,332 83,392
Vista Outdoor, Inc. *(d) 1,915 53,754
YETI Holdings, Inc. *(d) 4,049 178,035
1,552,958
Life Sciences Tools & Services 0.9%
10X Genomics, Inc., Class A * 4,288 178,681
Adaptive Biotechnologies
Corp. * 7,384 27,099
Agilent Technologies, Inc. 12,501 1,626,380
Akoya Biosciences, Inc. * 110 559
Avantor, Inc. * 29,380 675,446
Azenta, Inc. * 2,536 165,347
BioLife Solutions, Inc. *(d) 1,253 21,301
Bio-Rad Laboratories, Inc.,
Class A * 858 275,324
Bio-Techne Corp. 6,575 462,354
Bruker Corp. 4,337 310,139
Charles River Laboratories
International, Inc. * 2,152 465,435

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Codexis, Inc. * 3,958 10,410
Conduit Pharmaceuticals,
Inc. *(d) 3,322 8,704
CryoPort, Inc. * 2,291 33,242
Cytek Biosciences, Inc. * 5,171 39,041
Danaher Corp. 27,898 6,693,009
Fortrea Holdings, Inc. * 4,066 125,883
Harvard Bioscience, Inc. * 2,593 11,409
ICON plc * 3,506 914,610
Illumina, Inc. * 6,662 952,733
IQVIA Holdings, Inc. * 7,847 1,633,981
Lifecore Biomedical, Inc. *(d) 1,296 8,463
Maravai LifeSciences
Holdings, Inc., Class A * 5,437 31,535
MaxCyte, Inc. * 467 2,377
Medpace Holdings, Inc. * 957 279,042
Mesa Laboratories, Inc. 113 10,353
Mettler-Toledo International,
Inc. * 888 1,063,105
NanoString Technologies,
Inc. *(d) 1,454 598
Nautilus Biotechnology, Inc.,
Class A * 273 759
OmniAb, Inc. *(d) 4,210 24,418
OmniAb, Inc. *^∞(d) 652 0
Pacific Biosciences of
California, Inc. *(d) 11,534 75,086
Personalis, Inc. * 187 251
QIAGEN NV * 8,077 352,650
Quanterix Corp. * 764 16,877
Quantum-Si, Inc. *(d) 493 769
Repligen Corp. *(d) 2,320 439,408
Revvity, Inc. (d) 5,050 541,259
Seer, Inc., Class A * 2,964 5,098
Sotera Health Co. * 2,430 35,770
Standard BioTools, Inc. * 19,501 44,267
Thermo Fisher Scientific, Inc. 16,339 8,806,394
Waters Corp. * 2,428 771,400
West Pharmaceutical
Services, Inc. 3,144 1,172,806
28,313,772
Machinery 1.4%
374Water, Inc. *(d) 4,233 5,080
3D Systems Corp. * 6,564 31,442
AGCO Corp. 2,034 248,819
Alamo Group, Inc. 485 102,956
Albany International Corp.,
Class A 1,432 127,319
Allison Transmission Holdings,
Inc. 3,315 200,690
Astec Industries, Inc. 1,160 41,296
Barnes Group, Inc. 2,482 82,179
Blue Bird Corp. * 687 20,012
Caterpillar, Inc. 21,622 6,493,303
Chart Industries, Inc. * 1,662 193,989
CNH Industrial NV 37,965 455,580
Columbus McKinnon Corp. 1,415 55,284
Commercial Vehicle Group,
Inc. * 2,280 14,797
Crane Co. (d) 2,156 267,581
Cummins, Inc. 5,972 1,429,100
Common Stocks
Shares Value ($)
Machinery
Daifuku Co. Ltd. 179,100 3,539,821
Deere & Co. 11,435 4,500,587
Desktop Metal, Inc.,
Class A *(d) 12,105 7,853
Donaldson Co., Inc. 4,893 316,039
Douglas Dynamics, Inc. 1,141 28,696
Dover Corp. 5,886 881,605
Energy Recovery, Inc. *(d) 2,742 42,528
Enerpac Tool Group Corp.,
Class A 2,805 87,600
Enpro, Inc. 973 145,347
Esab Corp. 2,535 217,985
ESCO Technologies, Inc. 1,221 124,383
Federal Signal Corp. 2,636 202,919
Flowserve Corp. 6,059 241,936
Fortive Corp. 15,247 1,192,010
Franklin Electric Co., Inc. (d) 2,059 194,081
Gates Industrial Corp. plc * 3,287 42,337
Gencor Industries, Inc. * 699 10,904
Gorman-Rupp Co. (The) 715 23,874
Graco, Inc. 6,831 582,684
Graham Corp. * 1,638 31,875
Greenbrier Cos., Inc. (The) 1,276 58,007
Helios Technologies, Inc. (d) 1,520 62,715
Hillenbrand, Inc. 3,003 139,850
Hillman Solutions Corp. * 8,159 71,718
Hyliion Holdings Corp. *(d) 3,604 3,784
Hyster-Yale Materials
Handling, Inc. 375 24,645
Hyzon Motors, Inc. * 438 337
IDEX Corp. 3,124 660,726
Illinois Tool Works, Inc. 12,634 3,296,211
Ingersoll Rand, Inc. 14,767 1,179,293
ITT, Inc. (d) 3,179 383,960
John Bean Technologies
Corp. (d) 1,401 138,363
Kadant, Inc. 537 153,582
Kennametal, Inc. (d) 3,986 97,737
L B Foster Co., Class A * 1,506 34,623
Lincoln Electric Holdings, Inc. 2,391 531,328
Lindsay Corp. (d) 531 69,088
Luxfer Holdings plc 987 8,123
Manitex International, Inc. * 1,691 12,649
Manitowoc Co., Inc. (The) * 1,365 21,977
Markforged Holding Corp. *(d) 487 330
Mayville Engineering Co.,
Inc. * 800 10,152
Microvast Holdings, Inc. *(d) 2,924 2,743
Middleby Corp. (The) *(d) 2,392 337,439
Miller Industries, Inc. 446 17,951
Mueller Industries, Inc. 4,206 201,888
Mueller Water Products, Inc.,
Class A (d) 7,345 100,700
Nikola Corp. *(d) 16,158 12,075
NN, Inc. *(d) 1,677 7,731
Nordson Corp. 2,208 555,798
Omega Flex, Inc. 98 6,836
Oshkosh Corp. 2,693 296,499
Otis Worldwide Corp. 16,504 1,459,614
PACCAR, Inc. 21,655 2,173,945
Parker-Hannifin Corp. 5,570 2,587,265
Park-Ohio Holdings Corp. 600 14,844

48 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Machinery
Pentair plc 6,612 483,800
Proto Labs, Inc. * 815 29,413
RBC Bearings, Inc. *(d) 1,279 343,463
REV Group, Inc. 1,055 20,594
Shyft Group, Inc. (The) 1,361 14,740
SMC Corp. 1,400 779,102
Snap-on, Inc. 2,127 616,681
SPX Technologies, Inc. * 1,998 201,079
Standex International Corp. 609 89,925
Stanley Black & Decker, Inc. 6,714 626,416
Stratasys Ltd. *(d) 306 4,045
Symbotic, Inc., Class A *(d) 131 5,637
Tennant Co. 905 85,541
Terex Corp. (d) 3,036 186,501
Timken Co. (The) (d) 2,160 176,926
Titan International, Inc. * 951 14,037
Toro Co. (The) 4,376 404,692
Trinity Industries, Inc. (d) 3,773 94,853
Twin Disc, Inc. 974 14,892
Velo3D, Inc. *(d) 465 146
Wabash National Corp. (d) 1,137 28,766
Watts Water Technologies,
Inc., Class A (d) 1,089 215,633
Westinghouse Air Brake
Technologies Corp. 7,584 997,827
Xylem, Inc. 10,209 1,147,900
43,501,626
Marine Transportation 0.0%
†
Costamare, Inc. 1,599 17,125
Diana Shipping, Inc. 430 1,294
Eagle Bulk Shipping, Inc. (d) 628 34,622
Genco Shipping & Trading Ltd. 2,134 37,430
Global Ship Lease, Inc.,
Class A 167 3,577
Golden Ocean Group Ltd. 4,319 45,652
Himalaya Shipping Ltd. * 1,815 11,816
Kirby Corp. * 2,731 214,820
Matson, Inc. 1,302 145,863
Pangaea Logistics Solutions
Ltd. 2,537 23,645
Safe Bulkers, Inc. 1,907 7,704
Star Bulk Carriers Corp. (d) 348 7,566
551,114
Media 0.5%
Advantage Solutions, Inc. * 3,416 13,767
Altice USA, Inc., Class A * 1,798 4,387
AMC Networks, Inc.,
Class A *(d) 1,990 35,999
Boston Omaha Corp.,
Class A * 469 7,265
Cable One, Inc. 246 135,037
Cardlytics, Inc. * 1,849 14,126
Charter Communications, Inc.,
Class A *(d) 4,265 1,581,078
Clear Channel Outdoor
Holdings, Inc. *(d) 14,374 24,723
Comcast Corp., Class A 169,166 7,872,986
Daily Journal Corp. *(d) 50 16,066
Emerald Holding, Inc. * 71 436
Common Stocks
Shares Value ($)
Media
Entravision Communications
Corp., Class A 2,388 9,624
EW Scripps Co. (The),
Class A * 2,224 17,725
Fox Corp., Class A 15,725 495,952
Gambling.com Group Ltd. * 76 695
Gannett Co., Inc. * 5,328 13,160
Gray Television, Inc. 1,640 15,662
iHeartMedia, Inc., Class A * 3,402 9,219
Innovid Corp. * 12,682 19,277
Integral Ad Science Holding
Corp. * 1,864 27,121
Interpublic Group of Cos., Inc.
(The) (d) 16,805 554,397
John Wiley & Sons, Inc.,
Class A 1,832 61,995
Liberty Broadband Corp.,
Class A *(d) 5,733 449,307
Liberty Media Corp-Liberty
SiriusXM * 10,101 306,751
Magnite, Inc. * 3,155 27,922
National CineMedia, Inc. * 10,850 44,377
New York Times Co. (The),
Class A 7,599 369,007
News Corp., Class A 20,974 521,266
Nexstar Media Group, Inc.,
Class A (d) 1,534 272,607
Omnicom Group, Inc. 8,696 785,944
Paramount Global, Class A (d) 24,107 354,247
PubMatic, Inc., Class A * 945 14,345
Saga Communications, Inc.,
Class A 531 12,542
Scholastic Corp. 748 28,753
Sinclair, Inc. (d) 545 8,557
Sirius XM Holdings, Inc. (d) 22,787 115,986
Stagwell, Inc., Class A * 2,916 19,012
TechTarget, Inc. * 452 15,445
TEGNA, Inc. 7,528 117,362
Thryv Holdings, Inc. * 507 10,363
Townsquare Media, Inc.,
Class A 774 8,313
Trade Desk, Inc. (The),
Class A * 24,291 1,662,233
Urban One, Inc., Class A * 39 143
WideOpenWest, Inc. * 1,766 6,552
16,081,731
Metals & Mining 0.4%
5E Advanced Materials,
Inc. *(d) 772 1,096
Alcoa Corp. 8,274 246,152
Alpha Metallurgical
Resources, Inc. 479 191,236
American Battery Technology
Co. * 8,192 22,118
Arch Resources, Inc. 728 128,827
ATI, Inc. * 5,141 210,113
Atlas Lithium Corp. * 29 657
Caledonia Mining Corp. plc (d) 1,088 11,652
Carpenter Technology Corp. 1,826 112,463
Century Aluminum Co. * 2,136 23,816
Cleveland-Cliffs, Inc. * 20,971 420,469

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
Metals & Mining
Coeur Mining, Inc. * 16,692 44,902
Commercial Metals Co. 6,476 338,177
Compass Minerals
International, Inc. (d) 1,281 28,810
Constellium SE, Class A * 4,376 82,050
Contango ORE, Inc. * 247 4,068
Dakota Gold Corp. *(d) 300 630
Freeport-McMoRan, Inc. 60,238 2,390,846
Gatos Silver, Inc. * 6,298 38,544
Haynes International, Inc. 505 28,113
Hecla Mining Co. 28,173 107,339
i-80 Gold Corp. * 12,807 20,491
Ivanhoe Electric, Inc. * 1,320 11,035
Kaiser Aluminum Corp. 618 40,108
Lifezone Metals Ltd. * 3,382 20,326
Materion Corp. (d) 670 78,370
MP Materials Corp. *(d) 4,921 77,801
Newmont Corp. 48,052 1,658,275
Novagold Resources, Inc. * 11,238 28,769
Nucor Corp. 10,814 2,021,461
Olympic Steel, Inc. 330 22,301
Perpetua Resources Corp. * 2,822 8,071
Piedmont Lithium, Inc. *(d) 902 13,783
Ramaco Resources, Inc.,
Class A 121 2,284
Reliance Steel & Aluminum
Co. 2,465 703,560
Royal Gold, Inc. (d) 2,765 316,288
Ryerson Holding Corp. 1,272 43,655
Schnitzer Steel Industries,
Inc., Class A 1,343 35,361
Southern Copper Corp. (d) 3,616 296,874
SSR Mining, Inc. 5,496 51,827
Steel Dynamics, Inc. 6,621 799,089
SunCoke Energy, Inc. 3,276 33,579
TimkenSteel Corp. * 2,336 48,005
Tredegar Corp. 1,033 4,886
United States Steel Corp. 9,090 427,412
Universal Stainless & Alloy
Products, Inc. * 1,552 29,426
Warrior Met Coal, Inc. 1,898 121,795
Worthington Steel, Inc. * 165 4,942
11,351,852
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AFC Gamma, Inc. 80 933
AG Mortgage Investment
Trust, Inc. 4,326 26,951
AGNC Investment Corp. 27,739 262,966
Angel Oak Mortgage REIT,
Inc. 94 1,003
Annaly Capital Management,
Inc. 19,453 373,303
Apollo Commercial Real
Estate Finance, Inc. 5,674 63,322
Arbor Realty Trust, Inc. 882 11,731
Ares Commercial Real Estate
Corp. 2,324 22,101
ARMOUR Residential REIT,
Inc. 2,191 41,739
Blackstone Mortgage Trust,
Inc., Class A 6,940 136,996
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
BrightSpire Capital, Inc.,
Class A 4,810 34,391
Chicago Atlantic Real Estate
Finance, Inc. 58 920
Chimera Investment Corp. 13,375 64,200
Claros Mortgage Trust, Inc. (d) 5,673 66,601
Dynex Capital, Inc. 1,769 21,653
Ellington Financial, Inc. 1,411 17,228
Franklin BSP Realty Trust, Inc. 3,786 48,536
Granite Point Mortgage Trust,
Inc. 258 1,447
Great Ajax Corp. 132 777
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 4,700 111,813
Invesco Mortgage Capital, Inc. 2,850 25,108
KKR Real Estate Finance
Trust, Inc. 1,035 12,668
Ladder Capital Corp., Class A 6,046 66,083
MFA Financial, Inc. 6,200 68,634
New York Mortgage Trust, Inc. 5,007 39,255
Nexpoint Real Estate Finance,
Inc. 83 1,209
Orchid Island Capital, Inc. 1,995 15,920
PennyMac Mortgage
Investment Trust 3,706 53,144
Ready Capital Corp. 7,964 74,623
Redwood Trust, Inc. 4,897 32,859
Rithm Capital Corp. 19,158 204,991
Sachem Capital Corp. 6,490 23,299
Seven Hills Realty Trust 1,190 15,506
Starwood Property Trust, Inc. 12,135 246,705
TPG RE Finance Trust, Inc. 2,304 14,031
Two Harbors Investment Corp. 5,506 68,605
2,271,251
Multi-Utilities 0.3%
Ameren Corp. 10,881 756,991
Avista Corp. 880 29,929
Black Hills Corp. 2,794 144,618
CenterPoint Energy, Inc. 26,932 752,480
CMS Energy Corp. (d) 12,245 699,924
Consolidated Edison, Inc. 15,390 1,398,951
Dominion Energy, Inc. 35,039 1,601,983
DTE Energy Co. 8,803 928,012
NiSource, Inc. 17,504 454,579
Northwestern Energy Group,
Inc. 2,631 126,604
Public Service Enterprise
Group, Inc. 21,167 1,227,474
Sempra 27,171 1,944,357
Unitil Corp. 893 42,435
WEC Energy Group, Inc. (d) 13,825 1,116,507
11,224,844
Office REITs 0.1%
Alexandria Real Estate
Equities, Inc. 7,265 878,338
Boston Properties, Inc. 6,611 439,631
Brandywine Realty Trust 10,579 50,144
City Office REIT, Inc. 1,688 8,862
COPT Defense Properties 5,219 122,960

50 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Office REITs
Cousins Properties, Inc. 6,986 160,049
Douglas Emmett, Inc. 11,960 162,058
Easterly Government
Properties, Inc., Class A 3,415 41,936
Equity Commonwealth 3,840 73,382
Franklin Street Properties
Corp. 19,728 48,531
Highwoods Properties, Inc. 4,968 114,115
Hudson Pacific Properties,
Inc. 5,952 48,747
JBG SMITH Properties 2,743 43,888
Kilroy Realty Corp. 4,527 161,886
NET Lease Office Properties 579 14,348
Office Properties Income Trust 1,709 6,272
Orion Office REIT, Inc. 1,662 8,543
Paramount Group, Inc. 6,214 29,516
Peakstone Realty Trust 2,029 29,380
Piedmont Office Realty Trust,
Inc., Class A 7,392 50,266
Postal Realty Trust, Inc.,
Class A 105 1,480
SL Green Realty Corp. 3,688 165,776
Vornado Realty Trust 7,061 191,989
2,852,097
Oil, Gas & Consumable Fuels 2.1%
Aemetis, Inc. *(d) 9,437 34,351
Amplify Energy Corp. *(d) 194 1,187
Antero Midstream Corp. (d) 14,541 177,982
Antero Resources Corp. *(d) 11,595 259,032
APA Corp. 13,359 418,538
Ardmore Shipping Corp. 385 6,379
Berry Corp. 2,657 17,828
California Resources Corp. 3,299 157,296
Callon Petroleum Co. * 2,710 87,045
Centrus Energy Corp.,
Class A * 64 3,214
Cheniere Energy, Inc. 13,056 2,141,053
Chesapeake Energy Corp. (d) 3,566 274,974
Chevron Corp. (d) 66,645 9,825,472
Chord Energy Corp. 1,686 259,239
Civitas Resources, Inc. 3,176 205,837
Clean Energy Fuels Corp. * 10,893 32,134
CNX Resources Corp. *(d) 7,413 149,743
Comstock Resources, Inc. (d) 4,119 32,169
ConocoPhillips 51,205 5,728,303
CONSOL Energy, Inc. 1,233 116,642
Coterra Energy, Inc. 32,296 803,525
Crescent Energy Co.,
Class A (d) 870 9,614
CVR Energy, Inc. 687 23,173
Delek US Holdings, Inc. 3,229 87,280
Devon Energy Corp. 27,174 1,141,852
DHT Holdings, Inc. 3,883 43,179
Diamondback Energy, Inc. 7,663 1,178,110
Dorian LPG Ltd. 1,480 55,411
DT Midstream, Inc. 4,342 233,122
Empire Petroleum Corp. * 53 354
Encore Energy Corp. *(d) 794 3,660
Energy Fuels, Inc. *(d) 8,152 61,548
Enviva, Inc. 1,256 550
EOG Resources, Inc. 25,810 2,936,920
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
EQT Corp. 16,040 567,816
Equitrans Midstream Corp. 16,544 168,583
Evolution Petroleum Corp. 2,243 12,583
Excelerate Energy, Inc.,
Class A 614 9,407
Exxon Mobil Corp. 152,513 15,679,862
FLEX LNG Ltd. 911 27,303
Frontline plc (d) 740 16,791
FutureFuel Corp. 1,069 6,093
Gevo, Inc. *(d) 15,742 14,700
Golar LNG Ltd. 4,785 104,361
Granite Ridge Resources,
Inc. (d) 2,014 11,037
Green Plains, Inc. *(d) 501 10,386
Gulfport Energy Corp. * 413 52,410
Hallador Energy Co. * 1,628 13,887
Hess Corp. 11,853 1,665,702
Hess Midstream LP, Class A 345 11,664
HF Sinclair Corp. 6,288 355,209
HighPeak Energy, Inc. (d) 122 1,665
International Seaways, Inc. (d) 1,502 80,567
Kinder Morgan, Inc. 82,822 1,401,348
Kinetik Holdings, Inc.,
Class A (d) 452 14,699
KNOT Offshore Partners LP 120 708
Kosmos Energy Ltd. * 20,954 126,981
Magnolia Oil & Gas Corp.,
Class A (d) 8,041 165,805
Marathon Oil Corp. 27,407 626,250
Marathon Petroleum Corp. 16,127 2,670,631
Matador Resources Co. (d) 5,134 281,805
Murphy Oil Corp. 6,882 266,333
Navigator Holdings Ltd. (d) 159 2,560
New Fortress Energy, Inc. (d) 2,937 97,597
NextDecade Corp. * 667 3,395
Nordic American Tankers
Ltd. (d) 6,330 28,169
Northern Oil and Gas, Inc. 3,671 122,979
Occidental Petroleum
Corp. (d) 29,800 1,715,586
ONEOK, Inc. 21,892 1,494,129
Overseas Shipholding Group,
Inc., Class A 4,086 24,925
Ovintiv, Inc. 10,521 446,301
Par Pacific Holdings, Inc. * 3,125 114,344
PBF Energy, Inc., Class A 4,455 225,022
Peabody Energy Corp. 4,636 123,781
Permian Resources Corp.,
Class A 13,696 184,622
Phillips 66 18,947 2,734,242
Pioneer Natural Resources
Co. 10,007 2,299,909
Range Resources Corp. (d) 9,784 284,127
REX American Resources
Corp. * 282 11,672
Riley Exploration Permian,
Inc. 28 622
Ring Energy, Inc. *(d) 643 894
SandRidge Energy, Inc. (d) 185 2,701
Scorpio Tankers, Inc. (d) 1,880 132,916
SFL Corp. Ltd. 4,790 58,294

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
SilverBow Resources, Inc. * 506 13,439
Sitio Royalties Corp.,
Class A (d) 3,520 75,082
SM Energy Co. 5,544 205,572
Southwestern Energy Co. * 44,832 289,166
Talos Energy, Inc. * 4,581 59,416
Targa Resources Corp. (d) 7,470 634,651
TC Energy Corp. 1,812 71,447
Teekay Corp. * 302 2,715
Teekay Tankers Ltd., Class A 384 24,019
Tellurian, Inc. *(d) 30,368 15,214
Texas Pacific Land Corp. (d) 259 378,485
Tsakos Energy Navigation Ltd. 110 2,703
Uranium Energy Corp. *(d) 18,441 140,889
VAALCO Energy, Inc. 535 2,279
Valero Energy Corp. (d) 14,488 2,012,383
Vertex Energy, Inc. *(d) 4,879 7,123
Viper Energy, Inc. 320 9,990
Vital Energy, Inc. *(d) 846 37,080
Vitesse Energy, Inc. (d) 1,528 32,103
W&T Offshore, Inc. (d) 3,924 11,929
Williams Cos., Inc. (The) 52,442 1,817,640
World Kinect Corp. 3,176 71,682
66,895,096
Paper & Forest Products 0.0%
†
Clearwater Paper Corp. * 649 21,398
Glatfelter Corp. *(d) 1,710 2,479
Louisiana-Pacific Corp. 2,517 167,506
Sylvamo Corp. 342 15,879
207,262
Passenger Airlines 0.1%
Alaska Air Group, Inc. *(d) 5,868 210,250
Allegiant Travel Co. 724 56,762
American Airlines Group,
Inc. *(d) 30,285 430,956
Blade Air Mobility, Inc. * 224 668
Copa Holdings SA, Class A 163 15,658
Delta Air Lines, Inc. 25,621 1,002,806
Frontier Group Holdings,
Inc. *(d) 2,096 10,208
Hawaiian Holdings, Inc. * 1,850 26,362
JetBlue Airways Corp. * 15,568 82,666
Joby Aviation, Inc. *(d) 9,692 52,918
SkyWest, Inc. * 1,785 95,069
Southwest Airlines Co. 24,736 739,359
Spirit Airlines, Inc. 5,135 32,299
Sun Country Airlines Holdings,
Inc. * 246 3,348
United Airlines Holdings, Inc. * 12,976 536,947
Wheels Up Experience,
Inc. *(d) 7,279 24,093
Wheels Up Experience,
Inc. *(d) 403 1,334
3,321,703
Personal Care Products 0.1%
Beauty Health Co. (The) *(d) 4,876 14,287
BellRing Brands, Inc. * 5,210 287,957
Coty, Inc., Class A * 16,805 203,004
Edgewell Personal Care Co. 2,353 87,179
Common Stocks
Shares Value ($)
Personal Care Products
elf Beauty, Inc. * 2,312 368,833
Estee Lauder Cos., Inc. (The),
Class A 9,774 1,290,070
Herbalife Ltd. *(d) 4,617 55,635
Honest Co., Inc. (The) * 11,396 32,479
Inter Parfums, Inc. 820 114,103
Kenvue, Inc. 74,609 1,548,883
Medifast, Inc. (d) 623 34,047
Nature's Sunshine Products,
Inc. * 412 7,173
Nu Skin Enterprises, Inc.,
Class A (d) 2,427 45,045
Olaplex Holdings, Inc. * 7,501 16,877
USANA Health Sciences, Inc. * 676 31,650
Veru, Inc. * 323 157
Waldencast plc, Class A * 1,540 10,857
4,148,236
Pharmaceuticals 2.4%
Aclaris Therapeutics, Inc. *(d) 4,064 4,714
Alimera Sciences, Inc. * 4,466 16,301
Amneal Pharmaceuticals,
Inc. *(d) 3,664 19,602
Amphastar Pharmaceuticals,
Inc. *(d) 1,736 92,633
Amylyx Pharmaceuticals, Inc. * 1,546 24,736
AN2 Therapeutics, Inc. *(d) 2,712 52,342
AN2 Therapeutics, Inc. *(d) 107 2,065
ANI Pharmaceuticals, Inc. * 422 23,556
Arvinas, Inc. *(d) 2,015 83,622
Assertio Holdings, Inc. *(d) 4,091 3,611
ATAI Life Sciences NV * 572 1,018
Atea Pharmaceuticals, Inc. * 2,155 8,965
Athira Pharma, Inc. * 171 542
Axsome Therapeutics, Inc. *(d) 1,493 134,415
Biote Corp., Class A *(d) 928 3,517
Bristol-Myers Squibb Co. 86,002 4,202,918
Cara Therapeutics, Inc. * 1,520 860
Cassava Sciences, Inc. *(d) 2,147 51,421
Catalent, Inc. * 7,392 381,723
Citius Pharmaceuticals, Inc. * 8,147 5,059
Collegium Pharmaceutical,
Inc. * 1,331 43,870
Corcept Therapeutics, Inc. *(d) 3,543 74,757
CorMedix, Inc. *(d) 2,958 8,726
Cymabay Therapeutics,
Inc. *(d) 3,803 89,408
Daiichi Sankyo Co. Ltd. 58,800 1,773,030
Edgewise Therapeutics, Inc. * 179 3,192
Elanco Animal Health, Inc. * 20,033 295,286
Eli Lilly & Co. 35,892 23,172,234
Enliven Therapeutics, Inc. * 1,649 25,889
Esperion Therapeutics,
Inc. *(d) 22,450 48,043
Evolus, Inc. * 969 12,297
EyePoint Pharmaceuticals,
Inc. * 144 3,878
Fulcrum Therapeutics, Inc. * 6,727 48,569
Harmony Biosciences
Holdings, Inc. * 676 21,321
Harrow, Inc. *(d) 1,888 17,993
Ikena Oncology, Inc. * 1,558 2,088

52 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Pharmaceuticals
Innoviva, Inc. *(d) 1,335 21,627
Intra-Cellular Therapies, Inc. * 4,287 288,687
Jazz Pharmaceuticals plc * 2,392 293,546
Johnson & Johnson 103,413 16,432,326
Kyowa Kirin Co. Ltd. 128,800 2,029,396
Ligand Pharmaceuticals,
Inc. *(d) 847 61,916
Liquidia Corp. *(d) 1,104 14,109
Longboard Pharmaceuticals,
Inc. *(d) 1,033 21,941
Lyra Therapeutics, Inc. * 4,961 22,573
Marinus Pharmaceuticals,
Inc. *(d) 3,567 34,743
Merck & Co., Inc. 107,858 13,027,089
Mind Medicine MindMed, Inc. * 184 710
Nektar Therapeutics,
Class A *(d) 915 496
Neumora Therapeutics,
Inc. *(d) 1,939 28,891
NGM Biopharmaceuticals,
Inc. * 1,054 1,613
Nuvation Bio, Inc. * 9,898 16,035
Ocular Therapeutix, Inc. * 2,342 11,382
Omeros Corp. *(d) 4,341 14,065
Optinose, Inc. *(d) 4,834 6,091
Organon & Co. 11,564 192,541
Pacira BioSciences, Inc. * 2,041 66,516
Perrigo Co. plc 6,127 196,554
Pfizer, Inc. 247,893 6,712,942
Phathom Pharmaceuticals,
Inc. *(d) 499 3,343
Phibro Animal Health Corp.,
Class A 809 8,745
Pliant Therapeutics, Inc. * 1,929 34,568
Prestige Consumer
Healthcare, Inc. * 2,204 135,634
Rani Therapeutics Holdings,
Inc., Class A *(d) 3,944 13,646
Regencell Bioscience
Holdings Ltd. * 5 40
Relmada Therapeutics,
Inc. *(d) 123 483
Revance Therapeutics, Inc. * 3,766 18,943
Royalty Pharma plc,
Class A (d) 14,771 419,349
Scilex Holding Co. *(d) 28,508 46,753
scPharmaceuticals, Inc. *(d) 2,032 9,957
SIGA Technologies, Inc. (d) 2,173 10,604
Supernus Pharmaceuticals,
Inc. *(d) 2,187 60,536
Taro Pharmaceutical
Industries Ltd. * 542 23,333
Tarsus Pharmaceuticals,
Inc. *(d) 157 4,277
Terns Pharmaceuticals,
Inc. *(d) 3,042 15,758
Theravance Biopharma,
Inc. *(d) 2,849 27,008
Theseus Pharmaceuticals,
Inc. * 59 239
Third Harmonic Bio, Inc. *(d) 74 642
Common Stocks
Shares Value ($)
Pharmaceuticals
Trevi Therapeutics, Inc. * 2,760 3,919
Ventyx Biosciences, Inc. * 1,953 4,121
Verrica Pharmaceuticals,
Inc. *(d) 1,510 8,531
Viatris, Inc. 51,180 602,389
WaVe Life Sciences Ltd. * 3,920 16,934
Xeris Biopharma Holdings,
Inc. *(d) 657 1,616
Zevra Therapeutics, Inc. *(d) 2,300 13,317
Zoetis, Inc., Class A 19,602 3,681,452
75,416,127
Professional Services 0.8%
Alight, Inc., Class A * 18,238 162,683
ASGN, Inc. * 2,214 205,503
Asure Software, Inc. * 117 1,034
Automatic Data Processing,
Inc. 17,496 4,300,167
Barrett Business Services, Inc. 286 32,109
BlackSky Technology, Inc.,
Class A *(d) 8,305 10,547
Booz Allen Hamilton Holding
Corp., Class A 5,414 762,129
Broadridge Financial
Solutions, Inc. 5,145 1,050,609
CACI International, Inc.,
Class A * 934 321,044
CBIZ, Inc. * 2,239 142,535
Ceridian HCM Holding,
Inc. *(d) 6,431 447,083
Clarivate plc *(d) 21,423 191,522
Concentrix Corp. (d) 2,038 181,117
Conduent, Inc. * 6,679 24,044
CRA International, Inc. 372 39,893
CSG Systems International,
Inc. (d) 1,656 83,313
DLH Holdings Corp. * 2,271 35,655
Dun & Bradstreet Holdings,
Inc. 15,655 181,441
Equifax, Inc. 5,382 1,315,038
ExlService Holdings, Inc. *(d) 5,902 184,615
Exponent, Inc. 2,338 206,188
First Advantage Corp. 1,785 29,220
FiscalNote Holdings, Inc. *(d) 4,632 5,744
Forrester Research, Inc. * 438 11,160
Franklin Covey Co. * 493 19,937
FTI Consulting, Inc. * 1,392 266,721
Genpact Ltd. 6,351 228,001
Heidrick & Struggles
International, Inc. 749 22,448
HireQuest, Inc. (d) 380 5,054
HireRight Holdings Corp. * 60 744
Huron Consulting Group, Inc. * 913 94,523
IBEX Holdings Ltd. * 49 883
ICF International, Inc. 869 120,826
Innodata, Inc. *(d) 1,808 18,749
Insperity, Inc. 1,301 149,212
Jacobs Solutions, Inc. 5,302 714,551
KBR, Inc. 5,562 289,836
Kelly Services, Inc., Class A 1,323 27,188
Kforce, Inc. 812 55,500
Korn Ferry 2,447 143,566

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Professional Services
Legalzoom.com, Inc. * 4,715 48,612
Leidos Holdings, Inc. 5,954 657,738
ManpowerGroup, Inc. 1,968 145,908
Maximus, Inc. 2,273 184,386
Mistras Group, Inc. * 1,381 10,730
NV5 Global, Inc. * 651 68,283
Paychex, Inc. 14,766 1,797,465
Paycom Software, Inc. 2,223 422,904
Paycor HCM, Inc. * 1,358 26,386
Paylocity Holding Corp. * 1,735 274,841
Planet Labs PBC *(d) 11,190 25,289
RCM Technologies, Inc. * 1,057 29,120
Recruit Holdings Co. Ltd. 139,100 5,509,732
Resources Connection,
Inc. (d) 1,235 16,623
Robert Half, Inc. 4,465 355,146
Science Applications
International Corp. 2,191 279,703
Skillsoft Corp. * 19 266
Spire Global, Inc. * 1,751 12,450
SS&C Technologies Holdings,
Inc. 9,501 579,751
Sterling Check Corp. * 223 3,042
TaskUS, Inc., Class A * 113 1,406
TransUnion 8,336 576,768
TriNet Group, Inc. * 1,396 158,725
TrueBlue, Inc. * 1,332 18,355
TTEC Holdings, Inc. (d) 861 17,547
Upwork, Inc. * 3,571 48,958
Verisk Analytics, Inc., Class A 6,297 1,520,914
Verra Mobility Corp., Class A * 6,291 150,418
Willdan Group, Inc. * 426 8,154
25,031,752
Real Estate Management & Development 0.1%
Anywhere Real Estate, Inc. * 6,082 43,304
Belpointe Prep LLC * 19 1,225
CBRE Group, Inc., Class A * 13,104 1,131,006
Compass, Inc., Class A *(d) 17,213 59,213
CoStar Group, Inc. * 17,321 1,445,957
Cushman & Wakefield plc * 7,484 78,732
DigitalBridge Group, Inc. 7,687 150,973
Doma Holdings, Inc. *(d) 30 124
Douglas Elliman, Inc. 2,375 5,130
eXp World Holdings, Inc. (d) 3,509 43,441
Five Point Holdings LLC,
Class A * 292 1,019
Forestar Group, Inc. * 529 16,536
FRP Holdings, Inc. * 282 16,384
Howard Hughes Holdings,
Inc. * 1,562 125,085
Jones Lang LaSalle, Inc. * 1,967 348,277
Kennedy-Wilson Holdings, Inc. 5,289 55,270
LuxUrban Hotels, Inc. *(d) 4,166 17,331
Marcus & Millichap, Inc. 940 35,805
Maui Land & Pineapple Co.,
Inc. * 534 10,573
Newmark Group, Inc., Class A 4,841 49,136
Offerpad Solutions, Inc. * 722 6,729
Offerpad Solutions, Inc. * 52 485
Opendoor Technologies, Inc. * 23,923 81,817
Common Stocks
Shares Value ($)
Real Estate Management & Development
RE/MAX Holdings, Inc.,
Class A 87 933
Redfin Corp. *(d) 5,576 45,500
RMR Group, Inc. (The),
Class A 570 14,871
Seritage Growth Properties,
Class A *(d) 5,897 53,958
St Joe Co. (The) 1,480 81,696
Star Holdings * 674 7,812
Stratus Properties, Inc. * 33 759
Tejon Ranch Co. * 887 13,997
Transcontinental Realty
Investors, Inc. * 6 238
Zillow Group, Inc., Class A *(d) 8,961 506,342
4,449,658
Residential REITs 0.2%
American Homes 4 Rent,
Class A 13,947 488,842
Apartment Income REIT
Corp., Class A 5,135 167,863
Apartment Investment and
Management Co., Class A * 7,886 58,593
AvalonBay Communities, Inc. 6,124 1,096,257
BRT Apartments Corp. 338 5,678
Camden Property Trust 4,294 402,949
Centerspace 697 38,168
Clipper Realty, Inc. 525 2,657
Elme Communities 6,299 91,210
Equity LifeStyle Properties,
Inc. 7,429 502,869
Equity Residential 15,222 916,212
Essex Property Trust, Inc. 2,599 606,269
Independence Realty Trust,
Inc. 9,019 132,489
Invitation Homes, Inc. 25,816 850,121
Mid-America Apartment
Communities, Inc. 4,578 578,568
NexPoint Residential Trust,
Inc. 1,212 37,027
Sun Communities, Inc. 5,280 661,848
UDR, Inc. 13,765 495,815
UMH Properties, Inc. 2,286 34,541
Veris Residential, Inc. 3,873 59,063
7,227,039
Retail REITs 0.2%
Acadia Realty Trust 3,672 62,644
Agree Realty Corp. 3,598 214,477
Alexander's, Inc. 80 17,583
Brixmor Property Group, Inc. 11,528 258,688
CBL & Associates Properties,
Inc. 898 20,995
Federal Realty Investment
Trust 3,304 336,116
Getty Realty Corp. 351 9,709
InvenTrust Properties Corp. 3,590 89,140
Kimco Realty Corp. 27,546 556,429
Kite Realty Group Trust 9,639 206,275
Macerich Co. (The) 7,915 124,978
NETSTREIT Corp. 3,366 61,160
NNN REIT, Inc. 6,225 251,117

54 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Retail REITs
Phillips Edison & Co., Inc. 4,372 151,752
Realty Income Corp. 34,366 1,869,167
Regency Centers Corp. 7,320 458,744
Retail Opportunity
Investments Corp. 7,114 96,679
Saul Centers, Inc. 469 17,944
Simon Property Group, Inc. 14,475 2,006,380
SITE Centers Corp. 9,088 121,052
Tanger, Inc. 4,779 128,555
Urban Edge Properties 6,342 109,526
Whitestone REIT 1,563 20,194
7,189,304
Semiconductors & Semiconductor Equipment 5.1%
ACM Research, Inc., Class A * 1,523 26,226
Advanced Micro Devices,
Inc. * 67,933 11,391,685
Advantest Corp. 147,100 5,796,899
Aehr Test Systems * 1,091 16,201
Allegro MicroSystems, Inc. * 3,169 82,204
Alpha & Omega
Semiconductor Ltd. * 659 16,910
Ambarella, Inc. * 1,675 88,038
Amkor Technology, Inc. 4,684 148,295
Analog Devices, Inc. 21,109 4,060,527
Applied Materials, Inc. 35,428 5,820,820
Atomera, Inc. *(d) 517 4,064
Axcelis Technologies, Inc. * 1,477 192,084
AXT, Inc. * 200 492
Broadcom, Inc. 18,420 21,735,600
CEVA, Inc. * 1,011 19,411
Cirrus Logic, Inc. * 2,531 195,393
Cohu, Inc. * 2,312 73,660
Credo Technology Group
Holding Ltd. *(d) 2,677 54,905
Diodes, Inc. * 1,505 101,317
Disco Corp. 6,500 1,745,907
Enphase Energy, Inc. *(d) 5,509 573,652
Entegris, Inc. 6,236 733,977
Everspin Technologies, Inc. * 1,674 14,296
First Solar, Inc. * 4,476 654,839
FormFactor, Inc. * 3,647 141,394
GLOBALFOUNDRIES,
Inc. *(d) 3,631 199,632
Ichor Holdings Ltd. * 1,233 44,635
Impinj, Inc. *(d) 1,040 100,859
indie Semiconductor, Inc.,
Class A *(d) 6,302 38,253
Intel Corp. 180,715 7,785,202
inTEST Corp. * 712 8,494
KLA Corp. 5,797 3,443,650
Kopin Corp. * 7,863 14,075
Kulicke & Soffa Industries, Inc. 2,427 122,127
Lam Research Corp. 5,582 4,606,099
Lattice Semiconductor Corp. * 5,718 347,997
MACOM Technology Solutions
Holdings, Inc. *(d) 2,410 207,814
Marvell Technology, Inc. 36,148 2,447,220
Maxeon Solar Technologies
Ltd. *(d) 1,673 7,579
MaxLinear, Inc., Class A * 3,429 71,392
Microchip Technology, Inc. 22,830 1,944,659
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. 46,416 3,980,172
MKS Instruments, Inc. (d) 2,968 315,944
Monolithic Power Systems,
Inc. 1,980 1,193,386
Navitas Semiconductor Corp.,
Class A *(d) 3,520 20,170
NVE Corp. 341 27,277
NVIDIA Corp. 101,312 62,334,234
ON Semiconductor Corp. *(d) 18,547 1,319,248
Onto Innovation, Inc. * 2,214 357,561
PDF Solutions, Inc. *(d) 1,510 47,112
Photronics, Inc. * 1,891 55,255
Power Integrations, Inc. 2,161 161,989
Qorvo, Inc. * 4,235 422,399
QUALCOMM, Inc. 47,263 7,019,028
QuickLogic Corp. * 1,402 15,941
Rambus, Inc. * 4,449 304,890
Semtech Corp. *(d) 1,708 33,887
Silicon Laboratories, Inc. * 1,457 179,735
SiTime Corp. * 780 83,125
SkyWater Technology, Inc. * 73 631
Skyworks Solutions, Inc. 6,639 693,510
SMART Global Holdings,
Inc. *(d) 1,895 37,237
SolarEdge Technologies, Inc. * 291 19,351
Synaptics, Inc. * 1,769 188,947
Teradyne, Inc. (d) 6,798 656,619
Texas Instruments, Inc. 38,446 6,155,973
Transphorm, Inc. * 247 1,195
Ultra Clean Holdings, Inc. * 1,995 76,209
Universal Display Corp. 1,938 329,014
Veeco Instruments, Inc. * 2,489 79,349
Wolfspeed, Inc. *(d) 4,774 155,394
161,343,265
Software 7.0%
8x8, Inc. *(d) 6,803 22,858
A10 Networks, Inc. 3,719 49,723
ACI Worldwide, Inc. * 5,077 152,665
Adeia, Inc. (d) 5,063 61,465
Adobe, Inc. * 19,560 12,083,777
Agilysys, Inc. * 969 81,115
Alarm.com Holdings, Inc. * 2,248 136,723
Alkami Technology, Inc. * 150 3,693
Altair Engineering, Inc.,
Class A *(d) 2,442 207,619
Alteryx, Inc., Class A * 2,466 117,036
American Software, Inc.,
Class A 1,158 13,120
Amplitude, Inc., Class A * 3,762 48,755
ANSYS, Inc. * 3,742 1,226,740
Appfolio, Inc., Class A * 903 197,992
Appian Corp., Class A * 1,696 55,340
AppLovin Corp., Class A * 8,505 349,811
Arteris, Inc. * 104 644
Asana, Inc., Class A *(d) 3,347 58,305
Aspen Technology, Inc. * 1,106 212,341
Atlassian Corp., Class A * 6,400 1,598,528
Aurora Innovation, Inc.,
Class A *(d) 11,180 33,428
Autodesk, Inc. * 9,007 2,286,067
AvePoint, Inc. * 7,109 54,739

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Software
Bentley Systems, Inc.,
Class B (d) 8,821 444,578
BILL Holdings, Inc. * 4,197 327,576
Bit Digital, Inc. *(d) 5,225 13,794
Bitdeer Technologies Group,
Class A * 108 885
Blackbaud, Inc. * 2,012 162,811
BlackLine, Inc. *(d) 2,482 145,644
Blend Labs, Inc., Class A *(d) 16,959 46,298
Box, Inc., Class A *(d) 4,999 129,874
Braze, Inc., Class A * 1,656 89,507
C3.ai, Inc., Class A *(d) 2,125 52,657
Cadence Design Systems,
Inc. * 11,447 3,302,002
CCC Intelligent Solutions
Holdings, Inc. * 8,719 95,822
Cerence, Inc. *(d) 1,924 38,518
Cipher Mining, Inc. * 215 654
Cleanspark, Inc. *(d) 775 6,239
Clear Secure, Inc., Class A 3,767 71,686
Clearwater Analytics Holdings,
Inc., Class A * 394 7,427
CommVault Systems, Inc. * 2,139 196,104
Confluent, Inc., Class A * 7,012 156,788
Consensus Cloud Solutions,
Inc. * 257 5,587
CoreCard Corp. *(d) 510 6,171
Crowdstrike Holdings, Inc.,
Class A * 10,552 3,086,460
CS Disco, Inc. * 2,248 18,389
Datadog, Inc., Class A * 11,843 1,473,743
Digimarc Corp. *(d) 453 16,045
Digital Turbine, Inc. * 4,399 23,711
DocuSign, Inc., Class A * 8,485 516,906
Dolby Laboratories, Inc.,
Class A 2,516 209,281
Domo, Inc., Class B * 936 10,174
DoubleVerify Holdings,
Inc. *(d) 5,234 209,412
Dropbox, Inc., Class A *(d) 10,717 339,515
Dynatrace, Inc. * 8,219 468,483
E2open Parent Holdings, Inc. * 10,691 40,198
Ebix, Inc. *(d) 117 247
eGain Corp. * 782 5,865
Elastic NV * 3,281 384,074
Enfusion, Inc., Class A *(d) 259 2,046
Envestnet, Inc. *(d) 281 14,359
Everbridge, Inc. * 1,986 44,407
EverCommerce, Inc. * 103 1,003
Expensify, Inc., Class A * 3,871 6,271
Fair Isaac Corp. * 1,049 1,257,573
Five9, Inc. *(d) 3,282 248,973
Fortinet, Inc. * 27,716 1,787,405
Freshworks, Inc., Class A * 7,542 167,432
Gen Digital, Inc. 23,979 563,027
Gitlab, Inc., Class A * 3,023 214,966
Guidewire Software, Inc. * 3,538 395,124
HashiCorp, Inc., Class A * 4,365 95,419
HubSpot, Inc. * 1,699 1,038,089
Hut 8 Corp. *(d) 3,870 28,909
Informatica, Inc., Class A * 1,605 48,150
Common Stocks
Shares Value ($)
Software
Instructure Holdings, Inc. * 102 2,512
Intapp, Inc. *(d) 527 22,703
InterDigital, Inc. (d) 1,231 129,317
Intuit, Inc. 11,583 7,312,695
Jamf Holding Corp. *(d) 3,334 61,812
JFrog Ltd. * 342 11,125
Kaltura, Inc. * 5,824 9,784
Klaviyo, Inc., Class A * 59 1,525
LivePerson, Inc. *(d) 3,543 9,920
LiveRamp Holdings, Inc. * 3,161 124,796
Manhattan Associates,
Inc. *(d) 2,719 659,521
Marathon Digital Holdings,
Inc. *(d) 6,713 119,021
Matterport, Inc. *(d) 15,912 35,802
MeridianLink, Inc. * 109 2,480
Microsoft Corp. 320,722 127,512,653
MicroStrategy, Inc.,
Class A *(d) 456 228,552
Mitek Systems, Inc. * 887 11,176
Model N, Inc. * 1,768 47,648
N-able, Inc. * 2,693 34,955
nCino, Inc. * 3,146 99,036
NCR Voyix Corp. * 5,543 81,482
NextNav, Inc. *(d) 235 978
Nutanix, Inc., Class A *(d) 9,939 558,572
Olo, Inc., Class A * 6,789 35,099
ON24, Inc. (d) 884 6,763
OneSpan, Inc. * 1,132 11,614
Oracle Corp. 67,045 7,488,926
PagerDuty, Inc. *(d) 4,013 95,028
Palantir Technologies, Inc.,
Class A *(d) 105,900 1,703,931
Palo Alto Networks, Inc. * 12,537 4,243,900
Pegasystems, Inc. 1,738 84,710
Perfect Corp. * 217 488
Porch Group, Inc. *(d) 384 902
PowerSchool Holdings, Inc.,
Class A *(d) 2,794 65,771
Procore Technologies, Inc. * 3,910 279,135
Progress Software Corp. 1,938 110,098
PROS Holdings, Inc. * 1,752 60,304
PTC, Inc. * 4,536 819,428
Q2 Holdings, Inc. *(d) 2,734 116,332
Qualys, Inc. *(d) 1,555 294,159
Rapid7, Inc. *(d) 2,533 139,391
Red Violet, Inc. * 47 878
Rekor Systems, Inc. *(d) 12,535 39,485
ReposiTrak, Inc. 1,842 22,343
Rimini Street, Inc. * 860 2,821
RingCentral, Inc., Class A * 3,943 133,628
Riot Platforms, Inc. *(d) 7,577 82,589
Roadzen, Inc. * 188 991
Roper Technologies, Inc. 4,490 2,411,130
Salesforce, Inc. * 40,103 11,272,552
Samsara, Inc., Class A * 805 25,277
Sapiens International Corp.
NV 668 18,236
SEMrush Holdings, Inc.,
Class A *(d) 2,227 25,700
SentinelOne, Inc., Class A * 8,869 237,689
ServiceNow, Inc. * 8,411 6,437,779

56 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Software
Smartsheet, Inc., Class A * 5,837 262,490
Smith Micro Software, Inc. *(d) 273 238
SolarWinds Corp. * 979 11,572
SoundHound AI, Inc.,
Class A *(d) 10,296 17,091
SoundThinking, Inc. * 315 6,502
Splunk, Inc. * 6,584 1,009,788
Sprinklr, Inc., Class A *(d) 3,717 46,388
Sprout Social, Inc.,
Class A *(d) 2,225 136,459
SPS Commerce, Inc. * 1,700 312,460
Synopsys, Inc. * 6,779 3,615,580
Telos Corp. * 7,663 30,959
Tenable Holdings, Inc. * 4,476 210,820
Teradata Corp. * 3,899 180,056
Terawulf, Inc. *(d) 643 1,074
Tyler Technologies, Inc. *(d) 1,719 726,707
UiPath, Inc., Class A * 16,080 369,518
Unity Software, Inc. *(d) 12,030 389,772
Upland Software, Inc. * 133 552
Varonis Systems, Inc.,
Class B * 5,028 225,657
Verint Systems, Inc. * 3,088 91,683
Veritone, Inc. *(d) 1,038 1,713
Vertex, Inc., Class A * 220 5,337
Viant Technology, Inc.,
Class A * 763 6,539
Weave Communications, Inc. * 201 2,521
WM Technology, Inc. * 382 310
Workday, Inc., Class A * 10,940 3,184,306
Workiva, Inc., Class A *(d) 2,194 203,910
Xperi, Inc. * 1,271 13,574
Yext, Inc. * 5,502 32,627
ZeroFox Holdings, Inc. * 328 288
Zeta Global Holdings Corp.,
Class A * 7,618 73,742
Zoom Video Communications,
Inc., Class A * 11,001 710,775
Zscaler, Inc. * 3,861 909,922
Zuora, Inc., Class A * 7,217 65,963
223,270,797
Specialized REITs 0.6%
American Tower Corp. 19,787 3,871,327
Crown Castle, Inc. 18,173 1,967,227
CubeSmart 9,424 407,305
Digital Realty Trust, Inc. 12,724 1,787,213
EPR Properties 3,366 149,013
Equinix, Inc. 3,930 3,260,996
Extra Space Storage, Inc. 8,958 1,293,894
Farmland Partners, Inc. 2,745 30,799
Four Corners Property Trust,
Inc. 4,023 94,178
Gaming and Leisure
Properties, Inc. 10,739 490,235
Gladstone Land Corp. 792 11,215
Iron Mountain, Inc. 12,236 826,175
Lamar Advertising Co.,
Class A 3,659 383,024
National Storage Affiliates
Trust 3,284 122,657
Outfront Media, Inc. 6,827 88,888
Common Stocks
Shares Value ($)
Specialized REITs
PotlatchDeltic Corp. 3,508 156,913
Public Storage 6,564 1,858,859
Rayonier, Inc. 6,707 203,222
Safehold, Inc. 1,504 29,869
SBA Communications Corp.,
Class A 4,587 1,026,846
Uniti Group, Inc. 11,862 62,394
VICI Properties, Inc., Class A 43,033 1,296,154
Weyerhaeuser Co. 30,860 1,011,282
20,429,685
Specialty Retail 1.7%
1-800-Flowers.com, Inc.,
Class A * 1,244 12,938
Aaron's Co., Inc. (The) 1,234 12,698
Abercrombie & Fitch Co.,
Class A * 2,267 231,007
Academy Sports & Outdoors,
Inc. 2,870 180,035
Advance Auto Parts, Inc. 2,167 144,864
American Eagle Outfitters, Inc. 7,000 138,740
America's Car-Mart, Inc. * 236 14,370
Arhaus, Inc., Class A * 176 2,058
Arko Corp. 3,719 29,008
Asbury Automotive Group,
Inc. *(d) 792 165,576
AutoNation, Inc. *(d) 1,109 154,883
AutoZone, Inc. * 765 2,113,030
BARK, Inc. *(d) 513 528
Barnes & Noble Education,
Inc. * 165 141
Bath & Body Works, Inc. 9,642 411,328
Best Buy Co., Inc. 8,561 620,587
Beyond, Inc. * 2,302 50,621
Big 5 Sporting Goods Corp. (d) 1,600 8,048
Boot Barn Holdings, Inc. * 1,381 99,073
Buckle, Inc. (The) 1,708 63,521
Build-A-Bear Workshop, Inc. 68 1,532
Burlington Stores, Inc. * 2,807 536,558
Caleres, Inc. 1,463 45,894
Camping World Holdings, Inc.,
Class A 1,774 44,084
CarMax, Inc. *(d) 6,704 477,191
CarParts.com, Inc. * 939 2,526
Carvana Co., Class A *(d) 3,970 170,948
Cato Corp. (The), Class A 904 6,111
Chewy, Inc., Class A *(d) 606 10,799
Children's Place, Inc. (The) * 276 6,149
Citi Trends, Inc. *(d) 1,814 48,851
Conn's, Inc. * 64 291
Container Store Group, Inc.
(The) * 163 266
Designer Brands, Inc.,
Class A (d) 705 6,042
Destination XL Group, Inc. * 290 1,238
Dick's Sporting Goods, Inc. (d) 2,518 375,358
Duluth Holdings, Inc.,
Class B * 510 2,489
EVgo, Inc., Class A *(d) 3,869 8,860
Farfetch Ltd., Class A *(d) 1,712 51
Fast Retailing Co. Ltd. 17,700 4,725,933
Five Below, Inc. * 2,360 423,526

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Specialty Retail
Floor & Decor Holdings, Inc.,
Class A *(d) 4,526 455,135
Foot Locker, Inc. (d) 3,772 106,220
GameStop Corp., Class A *(d) 12,423 176,779
Gap, Inc. (The) (d) 8,017 149,838
GCI Liberty, Inc. *^∞ 3,942 0
Genesco, Inc. * 465 12,918
Group 1 Automotive, Inc. 602 156,556
GrowGeneration Corp. * 1,878 4,338
Guess?, Inc. (d) 1,676 37,442
Haverty Furniture Cos., Inc. 694 23,527
Hibbett, Inc. 136 9,064
Home Depot, Inc. (The) 42,978 15,169,515
J Jill, Inc. *(d) 327 7,622
Lands' End, Inc. * 418 3,959
Lazydays Holdings, Inc. *(d) 840 4,124
Leslie's, Inc. *(d) 7,786 52,244
Lithia Motors, Inc., Class A 1,109 326,989
LL Flooring Holdings, Inc. * 130 338
Lowe's Cos., Inc. 24,450 5,203,938
Lulu's Fashion Lounge
Holdings, Inc. * 60 121
MarineMax, Inc. * 796 22,288
Monro, Inc. 1,207 38,455
Murphy USA, Inc. 695 245,001
National Vision Holdings, Inc. * 3,304 62,809
Newegg Commerce, Inc. *(d) 3,510 2,766
Nitori Holdings Co. Ltd. 41,600 5,403,786
ODP Corp. (The) * 1,764 90,211
OneWater Marine, Inc.,
Class A * 223 5,626
O'Reilly Automotive, Inc. * 2,482 2,539,210
Penske Automotive Group,
Inc. (d) 693 102,820
Petco Health & Wellness Co.,
Inc., Class A * 4,292 10,258
PetMed Express, Inc. 933 5,794
RealReal, Inc. (The) *(d) 21,322 40,938
Revolve Group, Inc.,
Class A *(d) 2,103 30,304
RH *(d) 742 188,082
Ross Stores, Inc. 14,072 1,974,020
RumbleON, Inc., Class B * 2,965 19,777
RumbleON, Inc., Class B * 115 767
Sally Beauty Holdings,
Inc. *(d) 2,939 36,209
Shimamura Co. Ltd. 10,600 1,166,277
Shoe Carnival, Inc. 836 21,318
Signet Jewelers Ltd. 2,044 203,337
Sleep Number Corp. * 682 7,025
Sonic Automotive, Inc.,
Class A (d) 799 40,397
Sportsman's Warehouse
Holdings, Inc. *(d) 1,592 6,129
Stitch Fix, Inc., Class A * 2,202 7,046
ThredUp, Inc., Class A *(d) 351 714
Tile Shop Holdings, Inc. * 131 850
Tilly's, Inc., Class A * 835 6,129
TJX Cos., Inc. (The) 50,447 4,787,925
Torrid Holdings, Inc. *(d) 50 258
Tractor Supply Co. (d) 4,625 1,038,775
Common Stocks
Shares Value ($)
Specialty Retail
Ulta Beauty, Inc. * 2,080 1,044,264
Upbound Group, Inc. 2,387 79,248
Urban Outfitters, Inc. * 2,877 109,326
Valvoline, Inc. *(d) 5,626 205,293
Victoria's Secret & Co. * 3,560 92,738
Vroom, Inc. *(d) 614 151
Warby Parker, Inc., Class A * 2,437 31,072
Wayfair, Inc., Class A *(d) 3,225 162,056
Williams-Sonoma, Inc. (d) 2,618 506,295
Winmark Corp. 111 40,034
Zumiez, Inc. * 1,460 25,068
53,649,264
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc. 630,161 116,201,688
Corsair Gaming, Inc. *(d) 1,817 23,130
CPI Card Group, Inc. *(d) 302 5,512
Dell Technologies, Inc.,
Class C 4,250 352,240
Diebold Nixdorf, Inc. * 1,848 56,179
Eastman Kodak Co. * 729 2,515
Hewlett Packard Enterprise
Co. 65,469 1,001,021
HP, Inc. 36,933 1,060,346
Immersion Corp. 155 1,059
Intevac, Inc. *(d) 1,692 6,988
IonQ, Inc. *(d) 7,537 77,405
NetApp, Inc. 8,996 784,451
Pure Storage, Inc.,
Class A *(d) 12,021 480,720
Seagate Technology Holdings
plc 1,008 86,366
Super Micro Computer,
Inc. *(d) 1,928 1,021,088
Turtle Beach Corp. * 450 5,117
Western Digital Corp. * 13,997 801,328
Xerox Holdings Corp. (d) 5,498 101,493
122,068,646
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Inc., Class A *(d) 589 565
Asics Corp. 120,900 3,673,827
Birkenstock Holding plc *(d) 1,271 58,962
Capri Holdings Ltd. * 4,842 235,999
Carter's, Inc. 1,854 140,237
Columbia Sportswear Co. (d) 985 78,071
Crocs, Inc. * 2,438 247,408
Deckers Outdoor Corp. * 1,114 839,655
Figs, Inc., Class A *(d) 6,290 36,230
Fossil Group, Inc. *(d) 1,874 2,174
G-III Apparel Group Ltd. * 1,714 51,574
Hanesbrands, Inc. *(d) 16,777 75,496
Kontoor Brands, Inc. 2,561 150,126
Lanvin Group Holdings Ltd. * 133 293
Levi Strauss & Co., Class A (d) 500 8,140
Lululemon Athletica, Inc. * 4,729 2,146,115
Movado Group, Inc. 661 18,230
NIKE, Inc., Class B 51,179 5,196,204
Oxford Industries, Inc. 730 69,299
PVH Corp. 2,514 302,334
Ralph Lauren Corp., Class A 1,624 233,320
Rocky Brands, Inc. 205 5,736

58 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Skechers USA, Inc., Class A * 5,758 359,530
Steven Madden Ltd. 3,661 153,323
Superior Group of Cos., Inc. 1,614 21,498
Tapestry, Inc. (d) 9,253 358,924
Under Armour, Inc., Class A * 17,279 129,794
Unifi, Inc. * 77 487
Vera Bradley, Inc. * 1,853 14,231
VF Corp. 13,991 230,292
Wolverine World Wide, Inc. 529 4,422
14,842,496
Tobacco 0.3%
Altria Group, Inc. 75,474 3,028,017
Ispire Technology, Inc. *(d) 64 704
Philip Morris International, Inc. 68,249 6,200,422
Turning Point Brands, Inc. 383 9,303
Universal Corp. (d) 680 39,406
Vector Group Ltd. 6,867 71,897
9,349,749
Trading Companies & Distributors 0.4%
Air Lease Corp., Class A 4,482 187,392
Alta Equipment Group, Inc. 689 7,372
Applied Industrial
Technologies, Inc. 1,587 280,042
Beacon Roofing Supply, Inc. * 2,240 185,674
BlueLinx Holdings, Inc. * 312 35,986
Boise Cascade Co. 1,810 245,183
Core & Main, Inc., Class A * 6,149 254,015
Custom Truck One Source,
Inc. * 740 4,840
Distribution Solutions Group,
Inc. * 568 18,131
DNOW, Inc. * 1,306 13,178
DXP Enterprises, Inc. * 611 19,686
EVI Industries, Inc. (d) 339 7,827
Fastenal Co. 24,984 1,704,658
Ferguson plc 11,182 2,100,650
FTAI Aviation Ltd. 4,388 236,733
GATX Corp. 1,268 155,520
Global Industrial Co. 501 21,308
GMS, Inc. * 1,812 152,498
H&E Equipment Services, Inc. 1,506 81,008
Herc Holdings, Inc. 1,243 183,330
Hudson Technologies, Inc. * 202 2,561
Karat Packaging, Inc. 35 844
McGrath RentCorp 1,152 144,749
MRC Global, Inc. * 3,113 33,185
MSC Industrial Direct Co.,
Inc., Class A 1,865 184,038
Rush Enterprises, Inc.,
Class A 3,023 136,563
SiteOne Landscape Supply,
Inc. *(d) 1,825 282,054
Textainer Group Holdings Ltd. 1,481 73,532
Titan Machinery, Inc. *(d) 747 19,967
Transcat, Inc. * 254 27,950
United Rentals, Inc. 2,908 1,818,663
Watsco, Inc. (d) 1,461 571,222
WESCO International, Inc. 1,997 346,519
Willis Lease Finance Corp. * 197 9,655
WW Grainger, Inc. 1,842 1,649,769
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Xometry, Inc., Class A *(d) 1,754 56,444
11,252,746
Water Utilities 0.1%
American States Water Co. 1,716 128,014
American Water Works Co.,
Inc. 8,352 1,035,815
Artesian Resources Corp.,
Class A 297 10,840
Cadiz, Inc. *(d) 2,887 7,824
California Water Service
Group 2,648 119,875
Consolidated Water Co. Ltd. 148 4,726
Essential Utilities, Inc. 11,147 399,731
Global Water Resources, Inc. 433 5,192
Middlesex Water Co. 91 5,093
Pure Cycle Corp. * 763 7,470
SJW Group 1,473 87,702
York Water Co. (The) 1,057 37,925
1,850,207
Wireless Telecommunication Services 0.1%
FingerMotion, Inc. * 8,295 19,659
Gogo, Inc. * 3,062 27,099
Spok Holdings, Inc. 1,271 21,048
Telephone & Data Systems,
Inc. 4,604 88,443
Tingo Group, Inc. *∞(d) 8,679 5,988
T-Mobile US, Inc. 23,208 3,741,826
United States Cellular Corp. * 72 3,197
3,907,260
Total Common Stocks
(cost $1,392,588,223)
2,124,834,299
Corporate Bonds 6.4%
Principal
Amount ($)
Aerospace & Defense 0.3%
Boeing Co. (The) ,
1.43%, 2/4/2024 820,000 819,682
4.88%, 5/1/2025 1,300,000 1,292,545
2.75%, 2/1/2026 400,000 381,841
L3Harris Technologies, Inc. ,
5.40%, 1/15/2027(d) 1,600,000 1,631,758
Northrop Grumman Corp. ,
2.93%, 1/15/2025 1,780,000 1,744,796
RTX Corp. ,
3.15%, 12/15/2024 50,000 49,062
5.75%, 11/8/2026 2,350,000 2,410,664
TransDigm, Inc. ,
7.13%, 12/1/2031(a) 170,000 177,187
8,507,535
Automobiles 0.1%
Ford Motor Co. ,
3.25%, 2/12/2032 790,000 653,980
General Motors Co. ,
6.13%, 10/1/2025 1,340,000 1,359,413
Hyundai Capital America ,
5.95%, 9/21/2026(a)(d) 330,000 336,477

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Nissan Motor Acceptance Co.
LLC ,
2.00%, 3/9/2026(a) 50,000 46,206
2,396,076
Banks 1.7%
Banco Santander SA ,
2.75%, 5/28/2025 800,000 772,905
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.18%, 3/24/2028(e) 800,000 770,500
Bank of America Corp. ,
(SOFR + 1.11%), 3.84%,
4/25/2025(e) 60,000 59,730
(SOFR + 1.15%), 1.32%,
6/19/2026(e) 1,020,000 965,172
(SOFR + 0.96%), 1.73%,
7/22/2027(e) 1,220,000 1,124,512
Bank of America NA ,
5.65%, 8/18/2025 2,330,000 2,358,191
Bank of Montreal ,
1.85%, 5/1/2025 2,710,000 2,608,652
Bank of Nova Scotia (The) ,
1.30%, 6/11/2025 1,440,000 1,370,528
5.45%, 6/12/2025 1,490,000 1,498,420
5.25%, 6/12/2028(d) 1,520,000 1,547,685
BNP Paribas SA ,
(CME Term SOFR 3
Month + 1.37%), 2.82%,
11/19/2025(a)(e) 3,750,000 3,668,777
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.34%, 6/12/2029(a)(e) 1,650,000 1,673,682
Citigroup, Inc. ,
(SOFR + 1.37%), 4.14%,
5/24/2025(e) 1,290,000 1,283,570
(SOFR + 2.84%), 3.11%,
4/8/2026(e) 1,070,000 1,043,156
(SOFR + 0.77%), 1.12%,
1/28/2027(e) 750,000 692,640
(SOFR + 0.77%), 1.46%,
6/9/2027(e) 950,000 873,047
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
3.65%, 4/6/2028(a)(e) 2,380,000 2,275,463
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(e) 2,200,000 2,097,040
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
3.77%, 3/28/2025(a)(d)(e) 1,270,000 1,265,465
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(e) 860,000 874,897
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.72%),
1.54%, 5/25/2027(a)(e) 1,470,000 1,348,657
HSBC Holdings plc ,
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 200,000 196,942
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 2,790,000 2,683,002
(SOFR + 0.89%), 1.58%,
4/22/2027(e) 750,000 696,143
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(e) 720,000 714,772
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.13%),
3.84%, 4/17/2026(e) 340,000 334,337
Morgan Stanley Bank NA ,
4.75%, 4/21/2026 390,000 390,419
National Securities Clearing
Corp. ,
5.15%, 5/30/2025(a) 830,000 834,498
Nordea Bank Abp ,
0.63%, 5/24/2024(a) 1,210,000 1,192,114
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.32%), 5.81%,
6/12/2026(e) 1,460,000 1,468,136
Royal Bank of Canada ,
3.38%, 4/14/2025 2,310,000 2,268,566
Santander UK Group Holdings
plc ,
(SOFR + 0.99%), 1.67%,
6/14/2027(e) 650,000 594,003
Swedbank AB ,
3.36%, 4/4/2025(a) 1,170,000 1,148,456
Toronto-Dominion Bank (The) ,
1.15%, 6/12/2025 60,000 57,051
5.52%, 7/17/2028(d) 1,310,000 1,347,258
Truist Financial Corp. ,
(SOFR + 2.05%), 6.05%,
6/8/2027(e) 710,000 723,260
(SOFR + 0.86%), 1.89%,
6/7/2029(e) 620,000 540,513
US Bancorp ,
1.45%, 5/12/2025(d) 1,090,000 1,043,074
(SOFR + 0.73%), 2.22%,
1/27/2028(e) 160,000 147,362
(SOFR + 2.02%), 5.78%,
6/12/2029(d)(e) 720,000 737,640
Wells Fargo & Co. ,
(SOFR + 1.32%), 3.91%,
4/25/2026(e) 700,000 688,142

60 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 1,430,000 1,375,717
(SOFR + 1.74%), 5.57%,
7/25/2029(e) 2,560,000 2,616,362
Westpac Banking Corp. ,
1.15%, 6/3/2026 630,000 582,020
52,552,476
Beverages 0.0%
†
Constellation Brands, Inc. ,
3.60%, 5/9/2024 220,000 218,883
5.00%, 2/2/2026 430,000 429,438
648,321
Biotechnology 0.1%
AbbVie, Inc. ,
2.60%, 11/21/2024 340,000 332,896
3.80%, 3/15/2025 750,000 740,316
2.95%, 11/21/2026 2,130,000 2,041,424
3,114,636
Broadline Retail 0.1%
Amazon.com, Inc. ,
3.30%, 4/13/2027(d) 290,000 281,574
1.20%, 6/3/2027 1,200,000 1,084,159
eBay, Inc. ,
1.40%, 5/10/2026(d) 760,000 704,401
Prosus NV ,
Reg. S, 4.85%, 7/6/2027 560,000 540,029
3.06%, 7/13/2031(a) 1,050,000 854,691
3,464,854
Building Products 0.0%
†
Carrier Global Corp. ,
2.24%, 2/15/2025 153,000 148,307
Capital Markets 0.4%
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 760,000 731,027
Charles Schwab Corp. (The) ,
1.15%, 5/13/2026 910,000 837,410
(SOFR + 2.21%), 5.64%,
5/19/2029(e) 460,000 470,650
Credit Suisse AG ,
2.95%, 4/9/2025 3,620,000 3,520,729
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 830,000 814,300
3.75%, 5/22/2025 3,880,000 3,814,286
Morgan Stanley ,
(SOFR + 1.16%), 3.62%,
4/17/2025(e) 1,300,000 1,294,406
(SOFR + 1.99%), 2.19%,
4/28/2026(e) 1,480,000 1,426,773
(SOFR + 0.86%), 1.51%,
7/20/2027(d)(e) 680,000 624,100
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.55%),
4.49%, 5/12/2026(a)(e) 330,000 325,572
13,859,253
Chemicals 0.1%
MEGlobal BV ,
2.63%, 4/28/2028(a) 780,000 696,496
MEGlobal Canada ULC ,
Reg. S, 5.88%, 5/18/2030 620,000 628,210
OCP SA ,
Reg. S, 4.50%, 10/22/2025 930,000 902,472
Orbia Advance Corp. SAB de
CV ,
1.88%, 5/11/2026(a) 860,000 792,309
2.88%, 5/11/2031(a) 250,000 205,888
3,225,375
Commercial Services & Supplies 0.0%
†
GFL Environmental, Inc. ,
6.75%, 1/15/2031(a) 150,000 153,417
Construction Materials 0.0%
†
Inversiones CMPC SA ,
Reg. S, 3.85%, 1/13/2030 1,490,000 1,356,831
Consumer Finance 0.3%
AerCap Ireland Capital DAC ,
2.45%, 10/29/2026 940,000 871,866
6.10%, 1/15/2027 740,000 756,748
American Express Co. ,
3.38%, 5/3/2024(d) 740,000 735,810
3.95%, 8/1/2025 1,610,000 1,585,850
(SOFR + 0.97%), 5.39%,
7/28/2027(e) 460,000 464,934
4.05%, 5/3/2029(d) 130,000 128,258
(United States SOFR
Compounded Index
+ 1.28%), 5.28%,
7/27/2029(d)(e) 460,000 468,439
American Honda Finance
Corp. ,
4.95%, 1/9/2026 1,980,000 1,989,300
Ford Motor Credit Co. LLC ,
5.11%, 5/3/2029(d) 760,000 738,394
John Deere Capital Corp. ,
4.95%, 7/14/2028 1,080,000 1,103,776
PACCAR Financial Corp. ,
1.10%, 5/11/2026 430,000 398,215
9,241,590
Diversified Telecommunication Services 0.1%
CCO Holdings LLC ,
4.50%, 8/15/2030(a) 220,000 191,325
Verizon Communications, Inc. ,
2.63%, 8/15/2026 700,000 666,759
2.10%, 3/22/2028 1,700,000 1,537,186
2.36%, 3/15/2032 711,000 590,471
2,985,741

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 0.3%
CenterPoint Energy Houston
Electric LLC ,
5.20%, 10/1/2028 940,000 963,959
Comision Federal de
Electricidad ,
3.88%, 7/26/2033(a) 410,000 332,190
Connecticut Light and Power
Co. (The) ,
4.65%, 1/1/2029 440,000 440,273
FirstEnergy Corp. ,
Series A, 1.60%, 1/15/2026 2,500,000 2,326,224
NextEra Energy Capital
Holdings, Inc. ,
5.75%, 9/1/2025 240,000 242,424
Perusahaan Listrik Negara PT ,
5.45%, 5/21/2028(a) 880,000 887,687
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara ,
Reg. S, 3.00%, 6/30/2030 530,000 462,620
Southern California Edison
Co. ,
Series E, 3.70%, 8/1/2025 1,360,000 1,335,110
4.90%, 6/1/2026 1,520,000 1,524,971
5.65%, 10/1/2028 630,000 655,389
9,170,847
Entertainment 0.1%
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025 700,000 686,601
6.41%, 3/15/2026 210,000 210,032
3.76%, 3/15/2027 670,000 643,626
1,540,259
Financial Services 0.1%
NTT Finance Corp. ,
1.16%, 4/3/2026(a) 1,510,000 1,400,074
PayPal Holdings, Inc. ,
1.65%, 6/1/2025 2,280,000 2,183,087
Shell International Finance
BV ,
2.88%, 5/10/2026 280,000 270,168
3,853,329
Food Products 0.0%
†
Mondelez International, Inc. ,
1.50%, 5/4/2025 440,000 421,752
Gas Utilities 0.0%
†
Promigas SA ESP ,
Reg. S, 3.75%, 10/16/2029 1,570,000 1,366,801
Ground Transportation 0.0%
†
Canadian Pacific Railway Co. ,
1.75%, 12/2/2026 1,360,000 1,258,302
Health Care Equipment & Supplies 0.0%
†
Becton Dickinson & Co. ,
3.36%, 6/6/2024 454,000 450,313
Health Care Providers & Services 0.3%
Cigna Group (The) ,
3.25%, 4/15/2025 40,000 39,135
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
CVS Health Corp. ,
3.88%, 7/20/2025 3,060,000 3,011,362
5.00%, 1/30/2029 1,660,000 1,679,526
Elevance Health, Inc. ,
4.90%, 2/8/2026(d) 1,020,000 1,017,014
Humana, Inc. ,
4.50%, 4/1/2025 90,000 89,286
5.75%, 12/1/2028 1,350,000 1,398,935
LifePoint Health, Inc. ,
9.88%, 8/15/2030(a) 30,000 30,677
McKesson Corp. ,
4.90%, 7/15/2028 1,840,000 1,868,850
UnitedHealth Group, Inc. ,
1.15%, 5/15/2026(d) 300,000 278,559
3.70%, 5/15/2027 780,000 763,907
10,177,251
Hotels, Restaurants & Leisure 0.1%
Caesars Entertainment, Inc. ,
7.00%, 2/15/2030(a) 60,000 61,659
6.50%, 2/15/2032(a) 50,000 50,553
Las Vegas Sands Corp. ,
2.90%, 6/25/2025(d) 260,000 251,053
3.50%, 8/18/2026 185,000 176,793
McDonald's Corp. ,
3.30%, 7/1/2025 910,000 891,330
1.45%, 9/1/2025 80,000 75,932
3.70%, 1/30/2026 900,000 885,407
NCL Corp. Ltd. ,
8.13%, 1/15/2029(a) 200,000 209,936
2,602,663
Industrial Conglomerates 0.1%
3M Co. ,
(CME Term SOFR 3
Month + 0.56%), 5.94%,
2/14/2024(e) 1,430,000 1,430,102
Honeywell International, Inc. ,
1.10%, 3/1/2027 500,000 453,721
1,883,823
Insurance 0.1%
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 150,000 142,388
New York Life Global Funding ,
0.95%, 6/24/2025(a) 100,000 94,738
Northwestern Mutual Global
Funding ,
4.90%, 6/12/2028(a) 2,120,000 2,128,405
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 510,000 484,935
2,850,466
Media 0.2%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 1,050,000 1,040,691
Comcast Corp. ,
3.95%, 10/15/2025 1,120,000 1,106,036
4.15%, 10/15/2028 270,000 265,961

62 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Media
CSC Holdings LLC ,
4.13%, 12/1/2030(a) 210,000 151,725
4.50%, 11/15/2031(a) 700,000 502,286
DISH DBS Corp. ,
5.25%, 12/1/2026(a) 150,000 118,126
5.75%, 12/1/2028(a) 640,000 430,544
Fox Corp. ,
3.05%, 4/7/2025 1,370,000 1,336,695
3.50%, 4/8/2030(d) 130,000 119,726
5,071,790
Metals & Mining 0.1%
ArcelorMittal SA ,
6.55%, 11/29/2027 540,000 566,039
Freeport-McMoRan, Inc. ,
4.55%, 11/14/2024 640,000 634,208
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 470,000 469,204
5.40%, 5/8/2028(a) 1,160,000 1,180,917
Southern Copper Corp. ,
3.88%, 4/23/2025 940,000 921,306
Vale Overseas Ltd. ,
6.88%, 11/21/2036 130,000 140,723
3,912,397
Oil, Gas & Consumable Fuels 0.9%
Columbia Pipelines Holding
Co. LLC ,
6.06%, 8/15/2026(a) 490,000 501,007
6.04%, 8/15/2028(a) 700,000 724,660
Continental Resources, Inc. ,
3.80%, 6/1/2024(d) 450,000 446,698
2.27%, 11/15/2026(a) 270,000 249,344
4.38%, 1/15/2028(d) 480,000 465,772
Coterra Energy, Inc. ,
3.90%, 5/15/2027 440,000 428,221
Devon Energy Corp. ,
5.25%, 9/15/2024 560,000 558,892
5.85%, 12/15/2025 1,810,000 1,830,506
5.25%, 10/15/2027 820,000 825,690
Ecopetrol SA ,
5.38%, 6/26/2026 810,000 799,990
Energy Transfer LP ,
4.50%, 4/15/2024 360,000 359,007
2.90%, 5/15/2025 1,420,000 1,378,422
5.55%, 2/15/2028 660,000 671,614
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024(d) 520,000 519,558
3.75%, 2/15/2025(d) 640,000 632,469
3.70%, 2/15/2026 60,000 58,892
4.15%, 10/16/2028 590,000 580,179
EQM Midstream Partners LP ,
6.50%, 7/1/2027(a) 900,000 910,981
EQT Corp. ,
6.13%, 2/1/2025(c) 438,000 439,407
3.13%, 5/15/2026(a)(d) 315,000 299,380
3.90%, 10/1/2027(d) 820,000 783,846
5.00%, 1/15/2029 20,000 19,746
Kinder Morgan Energy
Partners LP ,
4.30%, 5/1/2024 1,250,000 1,246,160
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 730,000 721,512
MPLX LP ,
4.00%, 2/15/2025 80,000 78,875
4.88%, 6/1/2025 720,000 716,662
1.75%, 3/1/2026 850,000 796,401
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 648,000 652,387
3.00%, 2/15/2027 264,000 245,890
8.50%, 7/15/2027 1,372,000 1,499,088
Petrobras Global Finance BV ,
5.75%, 2/1/2029 370,000 368,822
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 1,190,000 874,024
Pioneer Natural Resources
Co. ,
1.13%, 1/15/2026 2,130,000 1,987,410
QazaqGaz NC JSC ,
Reg. S, 4.38%, 9/26/2027 1,430,000 1,363,934
Transcontinental Gas Pipe
Line Co. LLC ,
7.85%, 2/1/2026 990,000 1,038,285
Western Midstream Operating
LP ,
3.95%, 6/1/2025 410,000 400,761
4.50%, 3/1/2028 490,000 475,400
4.75%, 8/15/2028 250,000 244,998
6.35%, 1/15/2029 490,000 512,226
Williams Cos., Inc. (The) ,
4.30%, 3/4/2024(d) 610,000 609,345
4.55%, 6/24/2024 700,000 696,814
28,013,275
Paper & Forest Products 0.0%
†
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 1,030,000 1,035,726
5.00%, 1/15/2030 320,000 304,758
1,340,484
Passenger Airlines 0.0%
†
American Airlines, Inc. ,
8.50%, 5/15/2029(a)(d) 180,000 190,802
Personal Care Products 0.1%
Haleon UK Capital plc ,
3.13%, 3/24/2025 540,000 528,307
Haleon US Capital LLC ,
3.38%, 3/24/2027(d) 890,000 856,948
Kenvue, Inc. ,
5.05%, 3/22/2028 890,000 910,044
2,295,299
Pharmaceuticals 0.2%
Merck & Co., Inc. ,
1.45%, 6/24/2030 90,000 75,214
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2026 2,910,000 2,896,747
Pfizer, Inc. ,
0.80%, 5/28/2025 1,020,000 968,841

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 63
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026(d) 1,470,000 1,367,529
4.75%, 5/9/2027(d) 500,000 483,125
5.13%, 5/9/2029(d) 300,000 289,178
6,080,634
Professional Services 0.0%
†
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028 650,000 586,713
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc. ,
3.15%, 11/15/2025 720,000 698,391
3.14%, 11/15/2035(a) 830,000 682,275
Intel Corp. ,
1.60%, 8/12/2028 1,020,000 903,183
5.13%, 2/10/2030(d) 200,000 205,989
Microchip Technology, Inc. ,
0.98%, 9/1/2024(d) 610,000 593,810
NXP BV ,
2.70%, 5/1/2025 1,810,000 1,750,950
Texas Instruments, Inc. ,
1.75%, 5/4/2030 340,000 289,862
TSMC Arizona Corp. ,
1.75%, 10/25/2026(d) 850,000 785,622
5,910,082
Software 0.1%
Oracle Corp. ,
2.50%, 4/1/2025 840,000 814,859
4.50%, 5/6/2028(d) 1,330,000 1,324,734
2,139,593
Specialty Retail 0.0%
†
Home Depot, Inc. (The) ,
2.50%, 4/15/2027 10,000 9,437
2.88%, 4/15/2027 160,000 152,656
Lowe's Cos., Inc. ,
2.50%, 4/15/2026 420,000 400,699
1.70%, 9/15/2028 770,000 680,319
1,243,111
Tobacco 0.1%
Altria Group, Inc. ,
2.35%, 5/6/2025 920,000 889,123
4.40%, 2/14/2026 146,000 144,601
2.63%, 9/16/2026 860,000 816,667
6.20%, 11/1/2028(d) 70,000 73,841
BAT Capital Corp. ,
3.56%, 8/15/2027 114,000 108,939
BAT International Finance plc ,
1.67%, 3/25/2026(d) 1,060,000 987,773
5.93%, 2/2/2029(d) 460,000 477,533
Philip Morris International,
Inc. ,
1.50%, 5/1/2025 90,000 86,484
0.88%, 5/1/2026 580,000 533,256
4,118,217
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
0.70%, 2/15/2024(d) 750,000 748,619
3.38%, 7/1/2025 90,000 87,286
1.88%, 8/15/2026 490,000 450,965
5.30%, 2/1/2028(d) 260,000 262,056
1,548,926
Transportation Infrastructure 0.0%
†
DP World Crescent Ltd. ,
4.85%, 9/26/2028(a) 950,000 937,120
Wireless Telecommunication Services 0.1%
Sprint LLC ,
7.13%, 6/15/2024 2,439,000 2,449,490
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 1,290,000 1,264,709
3.50%, 4/15/2031 840,000 765,131
4,479,330
Total Corporate Bonds
(cost $210,852,742)
205,097,991
Exchange Traded Funds 2.4%
Shares
Debt Funds 1.0%
Vanguard Intermediate-Term
Corporate Bond ETF(d) 243,892 19,813,786
Vanguard Long-Term
Corporate Bond ETF(d) 155,971 12,400,474
32,214,260
Equity Funds 1.4%
iShares Russell 1000 ETF(d) 80,845 21,486,176
Vanguard High Dividend Yield
ETF(d) 1,566 176,128
Vanguard Russell 1000(d) 97,767 21,490,164
43,152,468
Total Exchange Traded Funds
(cost $71,405,722)
75,366,728
Foreign Government Securities 0.1%
Principal
Amount ($)
ARGENTINA 0.0%
†
Argentine Republic,
1.00%, 7/9/2029 33,130 13,427
0.75%, 7/9/2030(c) 200 81
Provincia de Buenos Aires,
Reg. S, 6.37%, 9/1/2037(c) 670,000 260,860
6.37%, 9/1/2037(a)(c) 301,247 117,289
391,657
COLOMBIA 0.0%
†
Republic of Colombia,
3.25%, 4/22/2032 750,000 587,051
MEXICO 0.1%
Mex Bonos Desarr Fix Rt,
8.00%, 11/7/2047 MXN 26,410,000 1,342,787

64 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Foreign Government Securities
Principal
Amount ($) Value ($)
United Mexican States,
3.50%, 2/12/2034 1,510,000 1,263,867
2,606,654
SENEGAL 0.0%
†
Republic of Senegal,
Reg. S, 6.25%, 7/30/2024 300,000 296,772
6.25%, 5/23/2033(a) 250,000 216,498
513,270
Total Foreign Government Securities
(cost $4,231,634)
4,098,632
Mortgage-Backed Securities 1.7%
FHLMC UMBS Pool
Pool# RB5131
2.00%, 10/1/2041 828,230 705,162
Pool# RB5141
2.00%, 1/1/2042 86,055 73,259
Pool# RB5145
2.00%, 2/1/2042 173,285 147,371
Pool# QK1354
2.00%, 2/1/2042 171,831 145,869
Pool# SD2866
4.00%, 7/1/2049 93,859 90,167
Pool# SI2048
2.50%, 7/1/2050 95,912 81,673
Pool# SD2588
4.00%, 7/1/2050 91,821 88,316
Pool# QB4985
2.00%, 11/1/2050 144,303 117,799
Pool# SD7534
2.50%, 2/1/2051 931,526 800,273
Pool# SD0781
3.00%, 11/1/2051 636,702 560,694
Pool# QD2260
3.00%, 12/1/2051 83,753 73,962
Pool# QD7333
3.00%, 2/1/2052 90,715 79,604
Pool# RA7186
4.00%, 4/1/2052 1,040,891 987,435
Pool# RA7185
4.00%, 4/1/2052 611,446 578,008
Pool# SD8214
3.50%, 5/1/2052 732,885 667,295
Pool# SD2549
4.00%, 7/1/2052 90,026 86,110
Pool# SD1807
4.50%, 7/1/2052 646,807 628,223
Pool# QF3213
4.50%, 11/1/2052 373,375 361,012
Pool# SD2251
4.50%, 11/1/2052 284,090 274,710
Pool# SD2245
5.50%, 12/1/2052 95,516 95,956
Pool# QF4924
6.00%, 12/1/2052 170,440 175,625
Pool# SD2474
5.50%, 1/1/2053 91,236 91,716
Pool# SD2384
6.50%, 2/1/2053 434,560 446,281
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD2452
6.50%, 2/1/2053 181,422 186,102
Pool# SD2578
6.00%, 3/1/2053 92,265 93,682
Pool# RA8694
5.00%, 4/1/2053 381,538 380,157
Pool# QG2834
5.00%, 4/1/2053 93,527 92,361
Pool# SD2688
5.50%, 4/1/2053 285,075 287,071
Pool# SD2763
5.50%, 4/1/2053 187,702 188,421
Pool# QG1295
5.50%, 4/1/2053 97,899 98,264
Pool# SD2762
5.50%, 5/1/2053 287,747 289,821
Pool# SD2856
5.50%, 5/1/2053 94,193 94,664
Pool# SD3382
5.00%, 6/1/2053 192,237 189,941
Pool# SD3432
6.00%, 7/1/2053 95,303 97,645
Pool# SD3900
5.50%, 8/1/2053 386,262 387,887
Pool# SD3642
6.00%, 9/1/2053 194,501 200,187
FNMA Pool# BF0301 ,
4.50%, 8/1/2058 280,214
272,954
FNMA UMBS Pool
Pool# MA4422
2.00%, 9/1/2041 1,300,634 1,107,592
Pool# MA4446
2.00%, 10/1/2041 409,460 348,425
Pool# MA4474
2.00%, 11/1/2041 166,698 142,300
Pool# MA4540
2.00%, 2/1/2042 86,050 73,233
Pool# MA4570
2.00%, 3/1/2042 87,139 73,881
Pool# MA4606
2.00%, 5/1/2042 89,621 75,985
Pool# FM3049
4.00%, 4/1/2044 358,659 344,520
Pool# FS4448
4.00%, 12/1/2044 91,513 87,949
Pool# FS1248
3.00%, 2/1/2047 1,051,808 954,763
Pool# CA2472
4.00%, 10/1/2048 168,897 161,369
Pool# CA5371
4.00%, 3/1/2050 162,686 154,455
Pool# BQ3331
2.00%, 8/1/2050 150,866 122,824
Pool# CA7257
2.50%, 10/1/2050 143,791 122,996
Pool# FM5313
2.50%, 10/1/2050 78,998 67,264
Pool# BR4052
2.00%, 2/1/2051 148,560 121,303
Pool# CA8955
2.50%, 2/1/2051 400,645 339,258

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS1631
2.50%, 2/1/2051 262,035 221,998
Pool# BU2591
2.00%, 12/1/2051 362,539 292,465
Pool# FS4314
2.00%, 3/1/2052 94,350 77,006
Pool# FS0957
3.00%, 3/1/2052 707,377 619,606
Pool# CB3234
3.00%, 4/1/2052 355,090 312,734
Pool# BV5405
4.00%, 4/1/2052 82,396 78,289
Pool# CB3880
5.00%, 6/1/2052 85,139 84,763
Pool# BW0048
5.00%, 7/1/2052 166,740 165,464
Pool# CB4418
5.50%, 8/1/2052 81,973 82,220
Pool# BX0553
5.50%, 10/1/2052 90,047 90,510
Pool# BX2186
4.50%, 11/1/2052 477,565 461,766
Pool# FS3977
4.50%, 11/1/2052 372,658 360,513
Pool# FS3813
4.50%, 11/1/2052 114,496 110,715
Pool# CB5108
5.50%, 11/1/2052 748,896 752,634
Pool# CB5156
6.50%, 11/1/2052 88,269 91,306
Pool# CB5892
4.50%, 3/1/2053 94,954 91,830
Pool# FS4454
6.00%, 4/1/2053 92,811 94,271
Pool# FS4524
5.00%, 5/1/2053 95,944 94,798
Pool# FS4573
6.00%, 5/1/2053 284,002 289,813
Pool# FS5647
5.50%, 7/1/2053 193,303 194,746
Pool# FS5306
6.00%, 7/1/2053 95,433 98,540
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.00%, 2/25/2054 1,200,000 1,050,187
3.50%, 2/25/2054 400,000 364,030
4.00%, 2/25/2054 200,000 188,246
4.50%, 2/25/2054 3,000,000 2,900,389
5.00%, 2/25/2054 7,200,000 7,105,685
5.50%, 2/25/2054 3,700,000 3,710,532
GNMA I Pool Pool# 783669 ,
3.00%, 9/15/2042 47,432
43,331
GNMA II Pool
Pool# 784106
3.50%, 1/20/2046 74,941 70,190
Pool# MA5192
4.00%, 5/20/2048 107,674 103,490
Pool# MA5194
5.00%, 5/20/2048 109,509 110,373
Pool# MA5265
4.50%, 6/20/2048 316,000 311,623
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784985
3.50%, 9/20/2048 46,297 43,194
Pool# MA5530
5.00%, 10/20/2048 123,571 124,451
Pool# MA5597
5.00%, 11/20/2048 250,407 252,512
Pool# MA5711
4.50%, 1/20/2049 947,294 933,735
Pool# MA5817
4.00%, 3/20/2049 61,592 59,104
Pool# MA5876
4.00%, 4/20/2049 49,204 47,216
Pool# MA5878
5.00%, 4/20/2049 154,078 154,819
Pool# MA6287
5.00%, 11/20/2049 48,083 48,455
Pool# BS1728
4.00%, 1/20/2050 35,461 34,530
Pool# MA6413
5.00%, 1/20/2050 71,614 72,111
Pool# BM7534
3.50%, 2/20/2050 55,611 51,286
Pool# BS1742
4.00%, 2/20/2050 31,076 30,189
Pool# BS1757
4.00%, 3/20/2050 29,470 28,697
Pool# BS8420
4.00%, 4/20/2050 119,346 114,101
Pool# BT1888
2.50%, 12/20/2050 233,945 202,211
Pool# BS8546
2.50%, 12/20/2050 140,156 118,674
Pool# MA7192
2.00%, 2/20/2051 409,982 341,741
Pool# CD8312
2.50%, 5/20/2051 144,870 123,963
Pool# MA7648
Pool# 786082
3.00%, 11/20/2051 84,764 76,035
Pool# MA7768
3.00%, 12/20/2051 1 1
Pool# BZ4383
3.00%, 1/20/2052 129,689 114,533
Pool# 785944
3.00%, 2/20/2052 430,671 385,922
Pool# 786843
3.00%, 3/20/2052 191,581 169,898
Pool# 786107
3.00%, 3/20/2052 83,972 75,299
Pool# 786077
3.00%, 3/20/2052 81,190 72,604
Pool# 786429
4.00%, 6/20/2052 92,979 88,760
Pool# MA8100
4.00%, 6/20/2052 91,340 86,744
Pool# CK9592
4.00%, 6/20/2052 89,587 85,315
Pool# MA8197
2.50%, 8/20/2052 525,784 454,683
Pool# MA8428
5.00%, 11/20/2052 469,864 466,757

66 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA8429
5.50%, 11/20/2052 463,447 466,784
Pool# MA8569
5.00%, 1/20/2053 476,257 473,358
Pool# 786474
5.00%, 1/20/2053 94,070 94,116
Pool# MA8642
2.50%, 2/20/2053 842,765 729,198
Pool# MA8726
5.50%, 3/20/2053 191,524 192,773
Pool# MA8798
4.00%, 4/20/2053 96,428 91,576
Pool# MA8801
5.50%, 4/20/2053 193,347 194,596
Pool# 786823
5.50%, 7/20/2053 98,711 100,118
Pool# 786835
5.50%, 8/20/2053 197,698 200,632
GNMA TBA
4.00%, 2/15/2054 800,000 759,982
4.50%, 2/15/2054 3,000,000 2,920,720
5.00%, 2/15/2054 4,600,000 4,569,418
5.50%, 2/15/2054 3,800,000 3,824,306
Total Mortgage-Backed Securities
(cost $54,953,241)
54,612,974
Purchased Options 0.0%
†
Number of
Contracts
Put Options 0.0%
†
Equity Funds 0.0%
†
SPDR S&P 500 ETF Trust
3/15/2024 at USD 432.00,
American Style, Notional
Amount: USD 22,852,800
JPMorgan Chase Bank NA* 529 56,304
0
Future Interest Rate Options 0.0%
†
3 Month SOFR 4/12/2024
at USD 94.75, American
Style, Notional Amount:
USD 21,750,000 Exchange
Traded* 87 1,631
3 Month SOFR 12/13/2024
at USD 96.00, American
Style, Notional Amount:
USD 26,000,000 Exchange
Traded* 104 92,950
0
94,581
Call Options 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month SOFR 6/14/2024
at USD 95.13, American
Style, Notional Amount:
USD 7,250,000 Exchange
Traded* 29 25,375
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
3 Month SOFR 9/13/2024
at USD 95.38, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 17,100
3 Month SOFR 6/14/2024
at USD 95.38, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 6,525
3 Month SOFR 9/12/2025
at USD 96.63, American
Style, Notional Amount:
USD 8,250,000 Exchange
Traded* 33 55,894
3 Month SOFR 6/13/2025
at USD 96.63, American
Style, Notional Amount:
USD 8,750,000 Exchange
Traded* 35 51,406
3 Month SOFR 3/14/2025
at USD 96.50, American
Style, Notional Amount:
USD 8,750,000 Exchange
Traded* 35 44,406
3 Month SOFR 3/14/2025
at USD 97.25, American
Style, Notional Amount:
USD 31,250,000 Exchange
Traded* 125 82,031
3 Month SOFR 12/13/2024
at USD 97.25, American
Style, Notional Amount:
USD 34,750,000 Exchange
Traded* 139 57,337
3 Month SOFR 12/13/2024
at USD 96.25, American
Style, Notional Amount:
USD 8,250,000 Exchange
Traded* 33 34,856
3 Month SOFR 9/13/2024
at USD 95.25, American
Style, Notional Amount:
USD 6,500,000 Exchange
Traded* 26 42,737
3 Month SOFR 9/13/2024
at USD 96.00, American
Style, Notional Amount:
USD 8,250,000 Exchange
Traded* 33 23,512
3 Month SOFR 9/13/2024
at USD 97.25, American
Style, Notional Amount:
USD 20,500,000 Exchange
Traded* 82 15,888
3 Month SOFR 6/14/2024
at USD 97.25, American
Style, Notional Amount:
USD 13,750,000 Exchange
Traded* 55 4,125

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 67
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
3 Month SOFR 6/14/2024
at USD 97.75, American
Style, Notional Amount:
USD 32,000,000 Exchange
Traded* 128 7,200
3 Month SOFR 3/15/2024
at USD 97.75, American
Style, Notional Amount:
USD 36,250,000 Exchange
Traded* 145 906
3 Month SOFR 3/15/2024
at USD 95.38, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 525
3 Month SOFR 3/15/2024
at USD 95.00, American
Style, Notional Amount:
USD 13,000,000 Exchange
Traded* 52 5,200
3 Month SOFR 12/12/2025
at USD 97.50, American
Style, Notional Amount:
USD 2,250,000 Exchange
Traded* 9 7,988
3 Month SOFR 9/12/2025
at USD 97.50, American
Style, Notional Amount:
USD 2,500,000 Exchange
Traded* 10 8,125
3 Month SOFR 6/13/2025
at USD 97.25, American
Style, Notional Amount:
USD 2,250,000 Exchange
Traded* 9 7,763
3 Month SOFR 3/14/2025
at USD 97.00, American
Style, Notional Amount:
USD 1,750,000 Exchange
Traded* 7 5,731
3 Month SOFR 6/14/2024
at USD 98.50, American
Style, Notional Amount:
USD 4,250,000 Exchange
Traded* 17 638
3 Month SOFR 6/12/2026
at USD 96.75, American
Style, Notional Amount:
USD 1,000,000 Exchange
Traded* 4 6,850
3 Month SOFR 3/13/2026
at USD 96.75, American
Style, Notional Amount:
USD 1,000,000 Exchange
Traded* 4 6,775
3 Month SOFR 12/12/2025 at
USD 96.50, American Style,
Notional Amount: USD
750,000 Exchange Traded* 3 5,963
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
3 Month SOFR 9/12/2025 at
USD 96.50, American Style,
Notional Amount: USD
750,000 Exchange Traded* 3 5,569
3 Month SOFR 6/13/2025 at
USD 96.25, American Style,
Notional Amount: USD
750,000 Exchange Traded* 3 5,869
3 Month SOFR 3/14/2025
at USD 98.00, American
Style, Notional Amount:
USD 2,250,000 Exchange
Traded* 9 2,869
3 Month SOFR 12/13/2024
at USD 98.00, American
Style, Notional Amount:
USD 3,250,000 Exchange
Traded* 13 2,600
U.S. Treasury 5 Year Note
2/23/2024 at USD 108.25,
American Style, Notional
Amount: USD 5,400,000
Exchange Traded* 54 32,484
U.S. Treasury 5 Year Note
2/23/2024 at USD 109.00,
American Style, Notional
Amount: USD 5,500,000
Exchange Traded* 55 16,758
0
591,005
Software 0.0%
†
MicroStrategy, Inc. 2/16/2024
at USD 700.00, European
Style, Notional Amount:
USD 1,750,000 Goldman
Sachs* 25 6,069
0
Total Purchased Options
(cost $2,330,516) 747,959
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*^∞ 5,788 0
Aduro Biotech, Inc. CVR*^∞ 429 0
Akouos, Inc., CVR*^∞(d) 134 0
Albireo Pharma, Inc., CVR*^∞ 131 0
Cartesian Therapeutics,
Inc.*∞(d) 8,244 1,484
Chinook Therapeutics, Inc.,
CVR*^∞ 2,669 0
Mirati Therapeutics, Inc.,
CVR*∞ 249 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 31 0
Radius Health, Inc., CVR*^∞ 294 0
1,484

68 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Rights
Number of
Rights Value ($)
Capital Markets 0.0%
†
Pershing Square Holdings Gp
LLC,9/29/2033*∞ 297 0
Diversified Consumer Services 0.0%
†
Jounce Therapeutics, Inc.
CVR*^∞ 510 0
Health Care Equipment & Supplies 0.0%
†
ABIOMED, Inc., CVR*^∞ 2,271 0
IT Services 0.0%
†
Flexion, Inc.*^∞ 1,208 0
Paper & Forest Products 0.0%
†
Resolute Forest Products,
Inc., CVR*^∞ 289 0
Pharmaceuticals 0.0%
†
CinCor Pharma, Inc., CVR*^∞ 103 0
Total Rights
(cost $17,320) 1,484
U.S. Treasury Obligations 1.5%
Principal
Amount ($)
U.S. Treasury Bonds
1.38%, 11/15/2040 1,660,000 1,084,447
4.38%, 8/15/2043 100,000 100,719
4.75%, 11/15/2043 (d) 660,000 698,672
3.00%, 2/15/2049 180,000 143,001
2.88%, 5/15/2049 400,000 310,219
1.38%, 8/15/2050 2,770,000 1,490,390
1.63%, 11/15/2050 1,860,500 1,071,314
2.38%, 5/15/2051 690,000 477,555
1.88%, 11/15/2051 1,785,300 1,090,916
2.25%, 2/15/2052 151,000 101,353
3.00%, 8/15/2052 1,820,000 1,443,274
4.00%, 11/15/2052 1,680,000 1,614,112
3.63%, 2/15/2053 (d) 1,205,300 1,082,133
4.13%, 8/15/2053 1,450,000 1,425,758
4.75%, 11/15/2053 720,000 786,150
U.S. Treasury Inflation Linked
Notes, 1.13%, 1/15/2033 (f) 4,210,000 4,128,533
U.S. Treasury Notes
4.25%, 12/31/2025 (d) 910,000 910,071
4.63%, 11/15/2026 270,000 274,134
4.88%, 10/31/2028 170,000 177,172
3.25%, 6/30/2029 60,000 58,099
4.88%, 10/31/2030 8,220,000 8,677,238
4.38%, 11/30/2030 13,830,000 14,197,360
4.00%, 1/31/2031 6,950,000 6,985,836
3.88%, 8/15/2033 20,000 19,881
Total U.S. Treasury Obligations
(cost $51,113,665)
48,348,337
Warrants 0.0%
†
Number of
Warrants
Marine Transportation 0.0%
†
Diana Shipping, Inc., expiring
12/14/2026 * 84 42
Warrants
(continued)
Number of
Warrants Value ($)
Pharmaceuticals 0.0%
†
Cassava Sciences, Inc.,
expiring 11/15/2024 * 856 5,949
Total Warrants (cost $0) 5,991
Short-Term Investments 6.8%
Principal
Amount ($) Value ($)
Commercial Paper 6.5%
Bank of China Ltd., 5.86%,
2/5/2024 7,500,000 7,494,391
Brookfield Infrastructure
Holdings Canada, Inc.,
6.29%, 3/14/2024 13,900,000 13,806,714
Corp Andina de Fomento,
5.46%, 4/3/2024(a) 22,850,000 22,632,108
Credit Agricole Corporate and
Investment Bank, 5.27%,
2/1/2024 26,400,000 26,396,119
Crown Castle Corp., 5.88%,
2/22/2024 12,750,000 12,704,589
General Motors Financial Co.,
Inc., 5.89%, 2/7/2024 24,050,000 24,024,467
Glencore Funding LLC
5.72%, 2/6/2024(a) 5,000,000 4,995,393
5.73%, 2/7/2024(a) 20,000,000 19,978,494
Intesa Sanpaolo Funding LLC,
5.65%, 3/11/2024 25,550,000 25,386,575
McKesson Corp., 5.61%,
2/28/2024(a) 12,750,000 12,694,795
Parker-Hannifin Corp., 5.46%,
3/26/2024 11,450,000 11,352,418
Rogers Communications, Inc.,
5.75%, 2/15/2024(a) 6,250,000 6,235,724
VW Credit, Inc., 5.85%,
2/15/2024(a) 5,000,000 4,988,579
Wgl Holdings, Inc., 5.96%,
2/8/2024 600,000 599,276
White Plains Capital Co. LLC,
5.95%, 3/22/2024(a) 13,550,000 13,440,507
206,730,149
U.S. Treasury Obligations 0.3%
U.S. Treasury Bills
5.28%, 2/1/2024 1,240,000 1,240,000
5.31%, 2/15/2024 1,360,000 1,357,225
0.00%, 5/2/2024 4,170,000 4,115,082
5.41%, 5/16/2024(d) 3,270,000 3,220,564
Total U.S. Treasury Obligations
(cost $9,932,027)
9,932,871
Total Short-Term Investments
(cost $216,688,749)
216,663,020

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 69
V1
Repurchase Agreements 1.5%
Principal
Amount ($) Value ($)
CF Secured, LLC
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $7,494,431,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$7,644,319. (g) 7,493,325 7,493,325
Goldman Sachs
Repurchase Agreement
Fixed 5.25% Dtd
0.53%, dated 1/31/2024,
due 2/1/2024, repurchase
price $3,500,051,
collateralized by U.S.
Government Treasury
Securities, 1.88%,
maturing 2/15/2051; total
market value $5,740,000. 3,500,000 3,500,000
Natixis Securities Americas
LLC
5.29%, dated 1/31/2024,
due 2/1/2024, repurchase
price $30,004,409,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.13%, maturing
2/15/2024 - 2/15/2033;
total market value
$30,604,497. (g) 30,000,000 30,000,000
Nomura Securities
International, Inc.
5.29%, dated 1/31/2024,
due 2/1/2024, repurchase
price $6,000,882,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
5/31/2025 - 2/15/2050;
total market value
$6,120,002. (g) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $46,993,325)
46,993,325
Total Investments
(cost $2,185,093,569) — 91.1%
2,901,902,957
Other assets in excess of
liabilities — 8.9% 285,125,738
NET ASSETS — 100.0%
$ 3,187,028,695
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2024
was $222,299,271 which represents 6.98% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2024.
(d) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan
as of January 31, 2024 was $144,165,193, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $43,493,325 and by
$106,536,071 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 2/13/2024 –
8/15/2053, a total value of $150,029,396.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2024.
(f) Principal amounts are not adjusted for inflation.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $43,493,325.
CDO Collateralized Debt Obligations
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

70 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Centrally Cleared Credit default swap contracts outstanding - sell protection as of January 31, 2024
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
41-V2 5.00 Quarterly 12/20/2028 3.59 USD 4,185,000 27,010 231,262 258,272
Markit CDX
North American
Investment Grade
Index Series
41-V1 1.00 Quarterly 12/20/2028 0.56 USD 11,628,300 143,326 95,595 238,921
Total unrealized depreciation 170,336 326,857 497,193
1
The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 71
Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2024 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 3.54% annually Rec 10/31/2030 USD 10,875,000 12,119 2,524 14,643
1 Day SOFR annually 3.05% annually Rec 2/15/2048 USD 3,058,000 137,510 195,188 332,698
1 Day SOFR annually 2.97% annually Rec 6/29/2055 USD 2,685,000 (4,863) 209,851 204,988
1 Day SOFR annually 2.60% annually Rec 10/14/2027 USD 4,963,000 64,510 166,834 231,344
1 Day SOFR annually 2.60% annually Rec 2/15/2048 USD 6,895,000 453,395 822,782 1,276,177
1 Day SOFR annually 3.15% annually Rec 5/15/2048 USD 9,046,000 74 790,738 790,812
Total unrealized appreciation 662,745 2,187,917 2,850,662
1 Day SOFR annually 3.53% annually Rec 10/31/2030 USD 8,265,000 35,840 (19,233) 16,607
1 Day SOFR annually 3.13% annually Pay 6/29/2030 USD 11,272,000 3,042 (105,122) (102,080)
1 Day SOFR annually 2.77% annually Pay 10/14/2024 USD 11,959,000 (28,214) (248,246) (276,460)
Total unrealized depreciation 10,668 (372,601) (361,933)
Net unrealized appreciation 673,413 1,815,316 2,488,729
– – –
Abbreviation :
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar
OTC Total return swap contracts outstanding as of January 31, 2024 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Chesapeake
Energy Corp.
Decrease in
total return
of reference
entity
1 Day USD
SOFR
- 0.1%
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 926,948 — 1,974 1,974
Goldman
Sachs Volatility
Carry Strategy
Index^∞
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Goldman
Sachs
8/26/2024 USD 3,469,320 — 34,350 34,350
Goldman
Sachs Volatility
Carry Strategy
Index^∞
SOFR USD
SOFR + 0%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Goldman
Sachs
8/27/2024 USD 6,954,527 — 68,856 68,856
Hess Corp.
SOFR USD
SOFR + 0%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 858,228 — 12,252 12,252

72 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
NeoGames SA
SOFR USD
SOFR +
0.35%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 88,272 — 104 104
NeoGames SA
SOFR USD
SOFR +
0.35%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 88,272 — 104 104
Pioneer Natural
Resources Co.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 788,760 — 41,193 41,193
Pioneer Natural
Resources Co.
SOFR USD
SOFR + 0%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 516,030 — 26,987 26,987
Pioneer Natural
Resources Co.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 496,409 — 25,925 25,925
Provident
Financial
Services, Inc.
Decrease in
total return
of reference
entity
1 Day USD
SOFR
- 0%
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 152,186 — 8,971 8,971
Provident
Financial
Services, Inc.
Decrease in
total return
of reference
entity
1 Day USD
SOFR
- 0%
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 151,574 — 8,336 8,336
Russell 1000
Index
FEDERAL_
FUNDS_
H15 USD
FEDERAL_
FUNDS_
H15 +
0.51%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/1/2024 USD 430,349,457 — 3,987,184 3,987,184

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 73
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Russell 3000
Index
SOFR USD
SOFR +
0.38%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
11/12/2024 USD 435,667,449 — 4,669,269 4,669,269
SP Plus Corp.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 695,320 — 2,943 2,943
SP Plus Corp.
SOFR USD
SOFR + 0%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 268,103 — 1,154 1,154
Splunk, Inc.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 540,158 — 1,543 1,543
Total unrealized appreciation — 8,891,145 8,891,145
Albertsons
Cos., Inc.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 251,810 — (11,234) (11,234)
Albertsons
Cos., Inc.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 340,346 — (15,184) (15,184)
Albertsons
Cos., Inc.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 517,262 — (23,076) (23,076)
Amedisys, Inc.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 426,904 — (4,576) (4,576)

74 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Amedisys, Inc.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 486,246 — (5,213) (5,213)
Amedisys, Inc.
SOFR USD
SOFR
+ 0.4%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 979,245 — (10,569) (10,569)
Amedisys, Inc.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 528,626 — (3,530) (3,530)
Axonics, Inc.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 529,654 — (4,966) (4,966)
Capri Holdings
Ltd.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 748,724 — (30,862) (30,862)
Cerevel
Therapeutics
Holdings, Inc.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 540,213 — (9,579) (9,579)
ImmunoGen,
Inc.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 352,508 — (4,391) (4,391)
ImmunoGen,
Inc.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 353,845 — (4,646) (4,646)

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 75
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Karuna
Therapeutics,
Inc.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 1,051,293 — (13,148) (13,148)
Lakeland
Bancorp, Inc.
SOFR USD
SOFR
+ 0.3%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 148,999 — (10,749) (10,749)
Lakeland
Bancorp, Inc.
SOFR USD
SOFR
+ 0.3%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
4/17/2025 USD 149,694 — (11,469) (11,469)
National
Western Life
Group, Inc.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 710,797 — (843) (843)
Olink Holding
AB
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 357,817 — (8,349) (8,349)
Russell 1000
Index
Decrease
in total
return of
reference
entity
1 Day USD
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/1/2024 USD 4,044,545 — (39,830) (39,830)
Russell 1000
Index
Decrease
in total
return of
reference
entity
1 Day USD
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/1/2024 USD 5,031,019 — (46,612) (46,612)
Russell 1000
Index
Decrease
in total
return of
reference
entity
1 Day USD
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/1/2024 USD 10,127,804 — (93,834) (93,834)
Russell 3000
Index
SOFR USD
SOFR +
0.42%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Goldman
Sachs
7/23/2024 USD 216,864,643 — (25,252) (25,252)

76 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Russell 3000
Index
SOFR USD
SOFR +
0.47%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
12/23/2024 USD 72,462,212 — (9,233) (9,233)
S&P 500 Total
Return Index
Decrease
in total
return of
reference
entity
1 Day USD
SOFR
- 0.47%
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
12/23/2024 USD 72,744,441 — (10,075) (10,075)
Southwestern
Energy Co.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 899,835 — (7,431) (7,431)
Sovos Brands,
Inc.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 343,256 — (1,150) (1,150)
Sovos Brands,
Inc.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 676,222 — (2,266) (2,266)
United States
Steel Corp.
SOFR USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2025 USD 348,132 — (2,242) (2,242)
Total unrealized depreciation — (410,309) (410,309)
Net unrealized appreciation — 8,480,836 8,480,836
* There are no upfront payments (receipts) on the swap contracts listed above.
∞ Fair valued security.
^ Value determined using significant unobservable inputs.
As of January 31, 2024, the Fund had $4,585,800 segregated as collateral for swap contracts.
Abbreviation :
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 77
Forward Foreign Currency Contracts outstanding as of January 31, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 2,330,803 JPY 326,000,000 Morgan Stanley Co., Inc. 3/21/2024 98,867
USD 121,765,719 JPY 17,331,000,000 Royal Bank of Canada 3/21/2024 3,110,222
USD 164,195 EUR 149,000 Citibank NA 4/19/2024 2,642
USD 93,816 MXN 1,612,825 JPMorgan Chase Bank NA 4/19/2024 1,297
Total unrealized appreciation 3,213,028
JPY 740,000,000 USD 5,206,007 Morgan Stanley Co., Inc. 3/21/2024 (139,648)
USD 4,789,400 JPY 702,000,000 Royal Bank of Canada 3/21/2024 (16,794)
CAD 1,690,916 USD 1,263,479 Goldman Sachs Bank 4/19/2024 (4,519)
JPY 282,741,620 USD 1,984,305 Goldman Sachs Bank 4/19/2024 (39,904)
Total unrealized depreciation (200,865)
Net unrealized appreciation 3,012,163
Currency:
CAD Canadian dollar
EUR Euro
JPY Japanese yen
MXN Mexican peso
USD United States dollar

78 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
a
Futures contracts outstanding as of January 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 40 3/2024 EUR 2,016,586 39,014
Euro-Bobl 21 3/2024 EUR 2,690,003 19,757
NASDAQ 100 E-Mini Index 91 3/2024 USD 31,380,895 370,137
NASDAQ 100 Micro E-Mini Index 52 3/2024 USD 1,793,194 36,231
Russell 2000 E-Mini Index 269 3/2024 USD 26,306,855 731,553
Russell 2000 E-Mini Index 328 3/2024 USD 32,076,760 633,788
S&P 500 E-Mini Index 288 3/2024 USD 70,135,200 2,210,563
S&P 500 Micro E-Mini Index 602 3/2024 USD 14,660,205 (233,410)
TOPIX Index 9 3/2024 JPY 1,561,455 124,692
U.S. Treasury 5 Year Note 143 3/2024 USD 15,499,859 157,064
U.S. Treasury 10 Year Note 223 3/2024 USD 25,049,172 400,258
U.S. Treasury 10 Year Note 474 3/2024 USD 53,243,531 809,298
U.S. Treasury Long Bond 4 3/2024 USD 489,375 870
U.S. Treasury Ultra Bond 72 3/2024 USD 9,303,750 127,570
U.S. Treasury Ultra Bond 154 3/2024 USD 19,899,687 1,187,581
3 Month SOFR 149 3/2025 USD 35,825,188 181,355
3 Month SOFR 347 3/2026 USD 83,974,000 576,610
Total long contracts 7,372,931
Short Contracts
3 Month SOFR (287) 3/2024 USD (67,907,788) 320,625
NASDAQ 100 Micro E-Mini Index (40) 3/2024 USD (1,379,380) 3,111
Russell 2000 E-Mini Index (38) 3/2024 USD (371,621) (2,149)
Russell 2000 E-Mini Index (3) 3/2024 USD (293,385) 6,253
S&P 500 Micro E-Mini Index (34) 3/2024 USD (827,985) (12,614)
TOPIX Index (673) 3/2024 JPY (116,762,162) (8,909,638)
U.S. Treasury 2 Year Note (670) 3/2024 USD (137,789,688) (1,157,417)
U.S. Treasury 5 Year Note (1,932) 3/2024 USD (209,410,688) (4,248,459)
U.S. Treasury 10 Year Ultra Note (118) 3/2024 USD (13,791,250) (500,892)
U.S. Treasury Long Bond (149) 3/2024 USD (18,229,219) (886,307)
XAP Consumer Staples Index (6) 3/2024 USD (443,040) (1,172)
3 Month SOFR (34) 6/2024 USD (8,067,775) (29,030)
Total short contracts (15,417,689)
Net contracts (8,044,758)
As of January 31, 2024, the Fund had $15,020,703 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
JPY Japanese Yen
USD United States Dollar

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 79
Written Call Options Contracts as of January 31, 2024 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month SOFR Exchange Traded 104 USD 26,000,000 USD 97.13 12/13/2024 (48,100)
MicroStrategy, Inc.
Goldman Sachs
Bank USA 25 USD 2,000,000 USD 800.00 2/16/2024 (2,620)
SPDR S&P 500 ETF Trust
JPMorgan Chase
Bank NA 529 USD 26,450,000 USD 500.00 3/15/2024 (93,171)
U.S. Treasury 30 Year Bond Exchange Traded 18 USD 1,800,000 USD 122.00 2/23/2024 (28,969)
Total written call options contracts (172,860)
Written Put Options Contracts as of January 31, 2024 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month SOFR Exchange Traded 104 USD 26,000,000 USD 95.50 12/13/2024 (39,650)
SPDR S&P 500 ETF Trust
JPMorgan Chase
Bank NA 529 USD 21,424,500 USD 405.00 3/15/2024 (27,489)
Total written put options contracts (67,139)
Total Written Options Contracts (Premiums Received ($360,154)) (239,999)
Currency:
USD United States dollar
Written Swaptions
Description
Rate Paid
by the
Fund
Rate
Received
by the Fund Counterparty
Expiration
Date
Exercise
Rate
Notional
Amount Value($)
Put
11-Year Interest Rate
Swap
5.00%
annually
1 Day SOFR
annually
Citigroup Global
Markets Ltd. 10/07/2024 5.00 % USD 3,528,000 (10,095)
Total Written Swaptions (Premiums Received (82,908)) (10,095)
Currency:
USD United States dollar

80 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 81
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 65,969,674 $ – $ 65,969,674
Closed End Funds 15,456 – – 15,456
Collateralized Mortgage Obligations – 31,033,963 – 31,033,963
Commercial Mortgage-Backed Securities – 28,113,124 – 28,113,124
  Common Stocks
Aerospace & Defense 30,617,051 – – 30,617,051
Air Freight & Logistics 8,466,441 – – 8,466,441
Automobile Components 3,529,207 – – 3,529,207
Automobiles 27,457,894 – – 27,457,894
Banks 72,760,098 – – 72,760,098
Beverages 26,364,943 – – 26,364,943
Biotechnology 49,888,402 – – 49,888,402
Broadline Retail 62,419,965 2,719,208 – 65,139,173
Building Products 13,477,689 – – 13,477,689
Capital Markets 61,217,762 – – 61,217,762
Chemicals 31,191,749 9,312,602 – 40,504,351
Commercial Services & Supplies 13,490,085 – – 13,490,085
Communications Equipment 15,942,690 – – 15,942,690
Construction & Engineering 4,924,755 – – 4,924,755
Construction Materials 4,510,418 – – 4,510,418
Consumer Finance 11,452,926 – – 11,452,926
Consumer Staples Distribution & Retail 34,598,725 – – 34,598,725
Containers & Packaging 5,784,551 – 4,233 5,788,784
Distributors 1,995,931 – – 1,995,931
Diversified Consumer Services 2,385,389 – – 2,385,389
Diversified REITs 1,147,817 – – 1,147,817
Diversified Telecommunication Services 14,040,579 – – 14,040,579
Electric Utilities 27,044,727 – – 27,044,727
Electrical Equipment 14,090,786 4,183,049 – 18,273,835
Electronic Equipment, Instruments &
Components 13,375,301 8,348,233 – 21,723,534
Energy Equipment & Services 8,779,696 – – 8,779,696
Entertainment 25,990,857 5,348,713 – 31,339,570
Financial Services 84,772,964 4,531,685 – 89,304,649
Food Products 17,445,906 5,144,227 – 22,590,133
Gas Utilities 2,006,950 – – 2,006,950
Ground Transportation 22,326,590 – – 22,326,590
Health Care Equipment & Supplies 50,878,857 9,627,693 – 60,506,550
Health Care Providers & Services 52,727,112 – – 52,727,112
Health Care REITs 4,575,213 – – 4,575,213
Health Care Technology 2,466,757 – – 2,466,757
Hotel & Resort REITs 1,668,864 – – 1,668,864
Hotels, Restaurants & Leisure 44,870,329 – – 44,870,329
Household Durables 10,427,199 7,716,612 – 18,143,811
Household Products 23,086,997 3,877,182 – 26,964,179
Independent Power and Renewable
Electricity Producers 1,639,642 – – 1,639,642
Industrial Conglomerates 14,068,565 5,388,570 – 19,457,135
Industrial REITs 7,138,477 – – 7,138,477
Insurance 46,108,049 5,276,869 – 51,384,918
Interactive Media & Services 105,669,865 – – 105,669,865
IT Services 30,548,099 10,431,017 – 40,979,116
Leisure Products 1,552,958 – – 1,552,958
Life Sciences Tools & Services 28,313,772 – – 28,313,772
Machinery 39,182,703 4,318,923 – 43,501,626
Marine Transportation 551,114 – – 551,114
Media 16,081,731 – – 16,081,731
Metals & Mining 11,351,852 – – 11,351,852
Mortgage Real Estate Investment Trusts
(REITs) 2,271,251 – – 2,271,251
Multi-Utilities 11,224,844 – – 11,224,844

82 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Office REITs $ 2,852,097 $ – $ – $ 2,852,097
Oil, Gas & Consumable Fuels 66,895,096 – – 66,895,096
Paper & Forest Products 207,262 – – 207,262
Passenger Airlines 3,321,703 – – 3,321,703
Personal Care Products 4,148,236 – – 4,148,236
Pharmaceuticals 71,613,701 3,802,426 – 75,416,127
Professional Services 19,522,020 5,509,732 – 25,031,752
Real Estate Management & Development 4,449,658 – – 4,449,658
Residential REITs 7,227,039 – – 7,227,039
Retail REITs 7,189,304 – – 7,189,304
Semiconductors & Semiconductor
Equipment 153,800,459 7,542,806 – 161,343,265
Software 223,270,797 – – 223,270,797
Specialized REITs 20,429,685 – – 20,429,685
Specialty Retail 42,353,268 11,295,996 – 53,649,264
Technology Hardware, Storage &
Peripherals 122,068,646 – – 122,068,646
Textiles, Apparel & Luxury Goods 11,168,669 3,673,827 – 14,842,496
Tobacco 9,349,749 – – 9,349,749
Trading Companies & Distributors 11,252,746 – – 11,252,746
Water Utilities 1,850,207 – – 1,850,207
Wireless Telecommunication Services 3,901,272 5,988 – 3,907,260
Total Common Stocks $ 2,006,774,708 $ 118,055,358 $ 4,233 $ 2,124,834,299
Corporate Bonds – 205,097,991 – 205,097,991
Credit Default Swaps† – 326,857 – 326,857
Exchange Traded Funds 75,366,728 – – 75,366,728
Foreign Government Securities – 4,098,632 – 4,098,632
Forward Foreign Currency Contracts – 3,213,028 – 3,213,028
Futures Contracts 7,936,330 – – 7,936,330
Interest Rate Swaps† – 2,187,917 – 2,187,917
Mortgage-Backed Securities – 54,612,974 – 54,612,974
Purchased Options 685,586 62,373 – 747,959
Repurchase Agreements – 46,993,325 – 46,993,325
Rights   – 1,484 – 1,484
Short-Term Investments – 216,663,020 – 216,663,020
Total Return Swaps† – 8,787,939 103,206 8,891,145
U.S. Treasury Obligations – 48,348,337 – 48,348,337
Warrants 5,991 – – 5,991
Total Assets $ 2,090,784,799 $ 833,565,996 $ 107,439 $ 2,924,458,234
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (200,865) $ – $ (200,865)
Futures Contracts (15,981,088) – – (15,981,088)
Interest Rate Swaps† – (372,601) – (372,601)
TBA Sale Commitment $ – $ – $ – $ –
Total Return Swaps† – (410,309) – (410,309)
Written Swaptions – (10,095) – (10,095)
Written Options (116,719) (123,280) – (239,999)
Total Liabilities $ (16,097,807) $ (1,117,150) $ – $ (17,214,957)
Total $ 2,074,686,992 $ 832,448,846 $ 107,439 $ 2,907,243,277
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of January 31, 2024, the fund held three common stock investments and twelve rights investments that were categorized as
Level 3 investments which were each valued at $0.

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 83
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
Common
Stocks Swap Total
Balance as of 10/31/2023 $ 3,639 $ 286,975 $ 290,614
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — (15,723) (15,723)
Purchases — — —
Sales — 15,723 15,723
Change in Unrealized Appreciation/Depreciation 594 (183,769) (183,175)
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 1/31/2024 $ 4,233 $ 103,206 $ 107,439
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2024 $ 594 $ (152,027) $ (151,433)

84 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 85
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2024 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a domestic or foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value may also include interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally

86 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Multi-Cap Portfolio
limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(c) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(d) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Nationwide Multi-Cap Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 87
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2024:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 62,373
Interest rate risk Investment securities, at value 685,586
Swap Contracts†
Credit risk Unrealized appreciation from centrally cleared swap contracts 326,857
Equity risk Swap contracts, at value 8,891,145
Interest rate risk Unrealized appreciation on centrally cleared swap contracts 2,187,917
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 3,213,028
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 4,155,343
Interest rate risk Unrealized appreciation from futures contracts 3,780,987
Total $ 23,303,236
Liabilities:
Written Options
Equity risk Written options, at value $ (123,280)
Interest rate risk Written options, at value (116,719)
Written Swaptions
Interest rate risk Written options, at value (10,095)
Swap Contracts†
Equity risk
Swap contracts, at value (410,309)
Interest rate risk
Unrealized depreciation on centrally cleared swap contracts (372,601)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (200,865)
Futures Contracts
Equity risk
Unrealized depreciation from futures contracts (9,158,983)
Interest rate risk
Unrealized depreciation from futures contracts (6,822,105)
Total $ (17,214,957)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

88 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Common Stocks 96.8%
Shares Value ($)
Automobile Components 1.6%
BorgWarner, Inc. 85,761 2,907,298
Lear Corp. 27,257 3,622,455
6,529,753
Automobiles 2.6%
Ford Motor Co. 378,324 4,433,957
General Motors Co. 156,801 6,083,879
10,517,836
Banks 2.2%
Comerica, Inc. 48,986 2,575,684
First Horizon Corp. 114,396 1,628,999
KeyCorp 325,204 4,725,214
8,929,897
Biotechnology 3.0%
Exelixis, Inc.* 65,927 1,434,571
Incyte Corp.* 42,038 2,470,573
Ionis Pharmaceuticals, Inc.* 14,153 727,323
Neurocrine Biosciences, Inc.* 28,080 3,924,741
Sarepta Therapeutics, Inc.* 20,028 2,383,132
Ultragenyx Pharmaceutical,
Inc.* 26,552 1,171,209
12,111,549
Broadline Retail 3.0%
Amazon.com, Inc.* 40,560 6,294,912
Coupang, Inc., Class A* 60,613 848,582
eBay, Inc. 94,329 3,874,092
Etsy, Inc.* 18,803 1,251,528
12,269,114
Capital Markets 1.5%
Evercore, Inc., Class A 4,574 785,493
LPL Financial Holdings, Inc. 12,541 2,999,682
State Street Corp. 30,352 2,242,102
6,027,277
Chemicals 3.2%
Dow, Inc. 91,248 4,890,893
DuPont de Nemours, Inc. 65,925 4,074,165
Eastman Chemical Co. 18,298 1,528,798
Huntsman Corp. 105,675 2,593,264
13,087,120
Communications Equipment 0.6%
F5, Inc.* 14,071 2,584,843
Construction & Engineering 1.1%
AECOM 50,230 4,429,784
Consumer Finance 2.0%
SLM Corp. 131,709 2,618,375
Synchrony Financial 137,277 5,335,957
7,954,332
Consumer Staples Distribution & Retail 0.0%
†
Kroger Co. (The) 1,759 81,160
Distributors 0.8%
Genuine Parts Co. 22,720 3,186,026
Diversified Telecommunication Services 0.5%
Iridium Communications, Inc. 62,305 2,259,179
Electric Utilities 3.3%
Exelon Corp. 128,572 4,475,591
NRG Energy, Inc. 99,795 5,293,127
Common Stocks
Shares Value ($)
Electric Utilities
Pinnacle West Capital Corp. 50,560 3,483,584
13,252,302
Entertainment 1.2%
Live Nation Entertainment,
Inc.* 52,004 4,620,555
Playtika Holding Corp.* 47,148 340,409
4,960,964
Financial Services 4.8%
Corebridge Financial, Inc. 88,095 2,129,256
Mastercard, Inc., Class A 23,784 10,684,486
PayPal Holdings, Inc.* 109,613 6,724,758
19,538,500
Food Products 1.4%
Archer-Daniels-Midland Co. 66,446 3,693,068
Tyson Foods, Inc., Class A 40,405 2,212,578
5,905,646
Ground Transportation 4.0%
JB Hunt Transport Services,
Inc. 10,095 2,028,893
Landstar System, Inc. 2,888 553,687
Lyft, Inc., Class A* 187,355 2,340,064
Old Dominion Freight Line, Inc. 12,391 4,845,129
Uber Technologies, Inc.* 98,213 6,410,362
U-Haul Holding Co.* 976 64,670
16,242,805
Health Care Equipment & Supplies 1.8%
Align Technology, Inc.* 1,461 390,555
Edwards Lifesciences Corp.* 72,522 5,690,801
Tandem Diabetes Care, Inc.* 56,191 1,281,155
7,362,511
Health Care Providers & Services 4.9%
Centene Corp.* 65,804 4,955,699
Elevance Health, Inc. 15,380 7,589,107
Humana, Inc. 13,389 5,061,846
McKesson Corp. 1,608 803,823
Molina Healthcare, Inc.* 2,057 733,197
Premier, Inc., Class A 31,301 676,728
19,820,400
Hotels, Restaurants & Leisure 3.6%
Airbnb, Inc., Class A* 9,906 1,427,851
Booking Holdings, Inc.* 1,903 6,674,715
Domino's Pizza, Inc. 12,513 5,333,291
Expedia Group, Inc.* 6,860 1,017,544
14,453,401
Household Durables 0.4%
KB Home 27,591 1,644,148
Independent Power and Renewable Electricity Producers
0.3%
Vistra Corp. 32,667 1,340,327
Insurance 3.7%
Allstate Corp. (The) 32,944 5,114,556
Brighthouse Financial, Inc.* 26,108 1,351,611
Everest Group Ltd. 8,064 3,104,398
Hanover Insurance Group, Inc.
(The) 12,024 1,587,288
Hartford Financial Services
Group, Inc. (The) 6,016 523,151

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Insurance
Reinsurance Group of
America, Inc. 17,142 2,980,823
W R Berkley Corp. 3,680 301,319
14,963,146
Interactive Media & Services 2.2%
Alphabet, Inc., Class C* 45,573 6,462,251
Meta Platforms, Inc., Class A* 1,541 601,206
ZoomInfo Technologies, Inc.,
Class A* 118,510 1,900,901
8,964,358
IT Services 3.3%
Cognizant Technology
Solutions Corp., Class A 56,240 4,337,229
EPAM Systems, Inc.* 1,818 505,604
GoDaddy, Inc., Class A* 15,612 1,665,176
Kyndryl Holdings, Inc.* 123,175 2,527,551
Twilio, Inc., Class A* 2,110 148,396
VeriSign, Inc.* 21,151 4,206,511
13,390,467
Life Sciences Tools & Services 0.9%
Illumina, Inc.* 24,452 3,496,880
Machinery 3.1%
AGCO Corp. 25,853 3,162,597
Oshkosh Corp. 31,359 3,452,626
Otis Worldwide Corp. 65,711 5,811,481
12,426,704
Media 1 .1%
Omnicom Group, Inc. 42,667 3,856,243
Paramount Global, Class B 53,093 774,627
4,630,870
Metals & Mining 0.1%
MP Materials Corp.* 17,471 276,216
Multi-Utilities 0.4%
DTE Energy Co. 14,412 1,519,313
Oil, Gas & Consumable Fuels 2.4%
Marathon Oil Corp. 88,549 2,023,345
Marathon Petroleum Corp. 4,080 675,648
Valero Energy Corp. 51,421 7,142,377
9,841,370
Paper & Forest Products 0.8%
Louisiana-Pacific Corp. 49,005 3,261,283
Professional Services 2.8%
Automatic Data Processing,
Inc. 14,643 3,598,957
KBR, Inc. 35,100 1,829,061
Paycom Software, Inc. 11,231 2,136,585
Robert Half, Inc. 37,461 2,979,648
TriNet Group, Inc.* 6,026 685,156
11,229,407
Real Estate Management & Development 0.3%
Howard Hughes Holdings,
Inc.* 14,330 1,147,546
Residential REITs 1.5%
Camden Property Trust 30,762 2,886,706
Essex Property Trust, Inc. 13,574 3,166,407
6,053,113
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 5.0%
Cirrus Logic, Inc.* 7,816 603,395
Intel Corp. 102,004 4,394,333
NVIDIA Corp. 19,429 11,954,081
Qorvo, Inc.* 13,803 1,376,711
Teradyne, Inc. 21,009 2,029,259
20,357,779
Software 11.5%
Atlassian Corp., Class A* 24,177 6,038,689
Confluent, Inc., Class A* 26,624 595,313
Dropbox, Inc., Class A* 76,227 2,414,871
Fortinet, Inc.* 89,920 5,798,941
Guidewire Software, Inc.* 6,217 694,315
Microsoft Corp. 52,178 20,744,929
Nutanix, Inc., Class A* 61,265 3,443,093
Procore Technologies, Inc.* 15,927 1,137,028
Qualys, Inc.* 8,111 1,534,358
SentinelOne, Inc., Class A* 43,728 1,171,910
Smartsheet, Inc., Class A* 38,448 1,729,007
Tenable Holdings, Inc.* 26,301 1,238,777
46,541,231
Specialty Retail 2.0%
Advance Auto Parts, Inc. 40,353 2,697,598
AutoZone, Inc.* 1,950 5,386,154
8,083,752
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc. 154,508 28,491,275
HP, Inc. 132,456 3,802,812
32,294,087
Total Investments
(cost $349,144,682) — 96.8% 392,966,396
Other assets in excess of liabilities — 3.2% 13,101,809
NET ASSETS — 100.0%
$ 406,068,205
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

90 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
OTC Total return swap contracts outstanding as of January 31, 2024 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 26,619 22,626 22,626
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 18,997 53,002 53,002
Advance Auto Parts,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 20,301 2,842 2,842
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 9,435 95,671 95,671
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 8,510 27,743 27,743
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 205,018 41,004 41,004
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 11,228 54,344 54,344
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 80,616 5,643 5,643
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 15,714 12,728 12,728
Applied Industrial
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 5,701 14,253 14,253
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 15,846 5,705 5,705
Avantor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 55,508 3,886 3,886
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 23,117 53,400 53,400
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 35,817 46,920 46,920
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 18,071 61,080 61,080
Bridgebio Pharma,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 8,315 29,518 29,518
Bright Horizons
Family Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 7,431 20,435 20,435
Carter's, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 23,000 35,880 35,880
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 24,221 26,159 26,159

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 91
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Certara, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 52,154 17,732 17,732
Chemed Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 1,077 4,470 4,470
Chord Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 7,647 12,694 12,694
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 15,756 25,966 25,966
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 37,397 51,982 51,982
Columbia Banking
System, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 70,072 51,853 51,853
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 5,135 14,994 14,994
DR Horton, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 38,194 103,506 103,506
DTE Energy Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 27,433 71,326 71,326
Eastman Chemical
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 30,052 9,917 9,917
Edwards
Lifesciences Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 4,043 15,768 15,768
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 19,114 61,929 61,929
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 18,150 94,198 94,198
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 4,803 35,830 35,830
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 15,954 23,293 23,293
FirstCash Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 8,830 15,629 15,629
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 15,313 15,926 15,926
Five Below, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 6,165 45,929 45,929
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 9,387 36,891 36,891

92 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Ford Motor Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 23,809 4,048 4,048
Freshpet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 27,742 53,819 53,819
Frontier
Communications
Parent, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 92,069 65,369 65,369
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 95,215 66,651 66,651
Ginkgo Bioworks
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.81% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 323,306 45,263 45,263
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 30,652 17,165 17,165
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 1,983 1,824 1,824
Hartford Financial
Services Group, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 46,892 28,604 28,604
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 133,840 57,551 57,551
Humana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 400 5,202 5,202
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 26,432 2,841 2,841
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 11,985 54,891 54,891
Iron Mountain, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 30,032 3,185 3,185
Leggett & Platt, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 26,625 14,910 14,910
Lennar Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 13,070 10,195 10,195
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 3,074 46,571 46,571
Marathon Petroleum
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,395 62,217 62,217
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 21,480 51,122 51,122
Masimo Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 9,533 12,488 12,488

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 93
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 13,601 191,094 191,094
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.69% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 200,495 10,586 10,586
MicroStrategy, Inc. Increases in total
return of reference
entity
OBFR - 0.56% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 617 7,774 7,774
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.44% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 39,117 10,170 10,170
MKS Instruments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 18,940 116,481 116,481
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 11,454 20,159 20,159
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 5,950 37,307 37,307
Mueller Industries,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 30,869 37,660 37,660
Natera, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 17,156 8,063 8,063
nCino, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 30,596 38,857 38,857
New York
Community
Bancorp, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 193,840 769,545 769,545
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 130,367 121,241 121,241
Onto Innovation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 9,029 26,816 26,816
Paramount Global OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 193,249 171,992 171,992
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 4,392 53,495 53,495
Power Integrations,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 15,669 39,956 39,956
PTC, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 11,947 50,177 50,177
QuidelOrtho Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 6,335 19,132 19,132
R1 RCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 97,172 21,378 21,378

94 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 6,925 44,874 44,874
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 565 1,175 1,175
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 14,058 39,503 39,503
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 4,761 6,951 6,951
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 27,337 36,358 36,358
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 66,579 19,974 19,974
SouthState Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 3,632 14,637 14,637
SPS Commerce,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 3,817 27,979 27,979
Sunrun, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 62,829 31,415 31,415
T Rowe Price
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 19,482 38,574 38,574
Take-Two Interactive
Software, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 9,810 30,313 30,313
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 4,929 52,740 52,740
TFS Financial Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 14,862 11,147 11,147
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 38,387 3,839 3,839
Union Pacific Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 8,381 10,392 10,392
Valvoline, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 57,741 40,419 40,419
Viasat, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 23,731 37,020 37,020
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 1,284 877 877
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 203,488 90,842 90,842

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 95
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Webster Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 43,975 135,443 135,443
Wendy's Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 79,962 25,588 25,588
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 41,508 31,961 31,961
– –
Total unrealized appreciation 4,410,492 4,410,492
– –
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 7,287 (9,254) (9,254)
Airbnb, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 42,687 (365,401) (365,401)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 11,285 (34,645) (34,645)
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 6,397 (83,417) (83,417)
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 24,092 (176,594) (176,594)
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 53,741 (1,075) (1,075)
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 475 (22,045) (22,045)
BorgWarner, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 31,603 (11,693) (11,693)
Boston Beer Co.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 2,282 (28,981) (28,981)
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 11,398 (20,972) (20,972)
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 995 (1,443) (1,443)
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 1,155 (3,673) (3,673)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 13,780 (3,721) (3,721)
Comerica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 8,536 (21,852) (21,852)
Confluent, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 25,165 (34,476) (34,476)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 8,811 (54,804) (54,804)

96 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
DaVita, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 33 (5) (5)
Dow, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 12,983 (6,102) (6,102)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 76,846 (59,171) (59,171)
DXC Technology Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 137,303 (186,732) (186,732)
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 11,124 (135,379) (135,379)
Erie Indemnity Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 3,422 (15,177) (15,177)
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 16,504 (67,501) (67,501)
F5, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 12,789 (21,358) (21,358)
Fluor Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 13,110 (9,046) (9,046)
Fox Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 121,682 (6,084) (6,084)
GoDaddy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 19,804 (27,528) (27,528)
Guidewire Software,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 27,525 (69,088) (69,088)
Howard Hughes
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 3,622 (12,749) (12,749)
HP, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 14,294 (3,636) (3,636)
Illumina, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 9,366 (34,748) (34,748)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 30,042 (51,071) (51,071)
Intel Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 34,079 (25,900) (25,900)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 2,522 (1,564) (1,564)
Iridium
Communications,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 1,706 (785) (785)

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 97
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 9,681 (47,437) (47,437)
Kroger Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 5,617 (2,191) (2,191)
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 3,975 (8,348) (8,348)
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 6,960 (4,872) (4,872)
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 2,166 (26,295) (26,295)
MP Materials Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 16,006 (7,843) (7,843)
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 1,617 (1,621) (1,621)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 16,355 (153,410) (153,410)
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 644 (19,990) (19,990)
Oshkosh Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 18,801 (50,763) (50,763)
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 1,504 (722) (722)
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 20,417 (7,350) (7,350)
Procore
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 14,787 (19,815) (19,815)
Qualys, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 12,494 (31,360) (31,360)
RingCentral, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 47,823 (109,993) (109,993)
Robinhood Markets,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 57,708 (32,894) (32,894)
SentinelOne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 9,737 (13,437) (13,437)
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 53,692 (15,571) (15,571)
Smartsheet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 8,816 (21,158) (21,158)

98 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 704 (23,894) (23,894)
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,873 (6,768) (6,768)
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 29,711 (28,820) (28,820)
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 30,101 (285,357) (285,357)
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 87 (223) (223)
Twilio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 1,813 (7,723) (7,723)
Uber Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 24,526 (41,939) (41,939)
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 30,707 (57,729) (57,729)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.69% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 152,885 (13,760) (13,760)
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 18,140 (52,969) (52,969)
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 3,065 (12,321) (12,321)
VICI Properties, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 66,960 (5,935) (5,935)
Virtu Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 23,222 (10,914) (10,914)
– –
Total unrealized depreciation (2,731,092) (2,731,092)
– –
Net unrealized appreciation 1,679,400 1,679,400
Financing Costs of Swap Contracts (118,153) (118,153)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 1,561,247 1,561,247
OBFR Overnight Bank Funding Rate

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 99
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

100 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 392,966,396 $ – $ – $ 392,966,396
Total Return Swaps† – 4,410,492 – 4,410,492
Total Assets $ 392,966,396 $ 4,410,492 $ – $ 397,376,888
Liabilities:
Total Return Swaps† $ – $ (2,849,245) $ – $ (2,849,245)
Total Liabilities $ – $ (2,849,245) $ – $ (2,849,245)
Total $ 392,966,396 $ 1,561,247 $ – $ 394,527,643
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide U.S. 130/30 Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 101
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2024:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 4,410,492
Total $ 4,410,492
Liabilities:
Swap Contracts†
Equity risk Swap Contracts, at value $ (2,849,245)
Total $ (2,849,245)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

102 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks 96.4%
Shares Value ($)
Aerospace & Defense 0.7%
AAR Corp.* 276 16,786
AeroVironment, Inc.* 173 20,871
Archer Aviation, Inc., Class A* 2,689 12,988
Boeing Co. (The)* 10,945 2,309,833
Cadre Holdings, Inc. 203 6,900
Ducommun, Inc.* 135 6,662
Kaman Corp. 285 12,839
Kratos Defense & Security
Solutions, Inc.* 16,393 277,533
L3Harris Technologies, Inc. 2,471 515,006
Leonardo DRS, Inc.* 87 1,689
Moog, Inc., Class A 234 32,713
National Presto Industries, Inc. 178 14,092
Northrop Grumman Corp. 1,519 678,628
Park Aerospace Corp. 269 3,968
Parsons Corp.* 210 13,682
Rocket Lab USA, Inc.* 3,065 14,865
Terran Orbital Corp.* 6,855 5,674
TransDigm Group, Inc. 1,607 1,755,937
Triumph Group, Inc.* 598 9,688
V2X, Inc.* 75 2,917
Virgin Galactic Holdings, Inc.* 5,886 10,477
5,723,748
Air Freight & Logistics 0.5%
FedEx Corp. 5,735 1,383,798
Forward Air Corp. 370 16,402
GXO Logistics, Inc.* 8,831 480,230
Hub Group, Inc., Class A* 601 27,213
Radiant Logistics, Inc.* 727 4,464
United Parcel Service, Inc.,
Class B 15,898 2,255,926
4,168,033
Automobile Components 0.5%
Adient plc* 902 31,308
American Axle &
Manufacturing Holdings,
Inc.* 378 3,058
Aptiv plc* 34,129 2,775,712
Cooper-Standard Holdings,
Inc.* 295 5,189
Dana, Inc. 1,026 13,913
Dorman Products, Inc.* 202 16,445
Fox Factory Holding Corp.* 369 23,262
Gentherm, Inc.* 206 9,919
Goodyear Tire & Rubber Co.
(The)* 2,375 33,108
Holley, Inc.* 686 3,272
LCI Industries 196 21,811
Luminar Technologies, Inc.,
Class A* 4,360 11,859
Mobileye Global, Inc., Class A* 26,802 693,100
Modine Manufacturing Co.* 549 37,930
Patrick Industries, Inc. 312 31,322
Solid Power, Inc.* 3,428 5,553
Standard Motor Products, Inc. 95 3,833
Visteon Corp.* 238 27,439
XPEL, Inc. Reg. S* 116 6,200
3,754,233
Automobiles 0.9%
Fisker, Inc., Class A* 1,520 1,219
Common Stocks
Shares Value ($)
Automobiles
General Motors Co. 16,470 639,036
Livewire Group, Inc.* 401 3,978
Tesla, Inc.* 37,465 7,016,820
Winnebago Industries, Inc. 250 16,430
7,677,483
Banks 4.0%
1st Source Corp. 261 13,642
Amerant Bancorp, Inc., Class
A 368 8,320
Ameris Bancorp 535 26,557
Associated Banc-Corp. 1,163 24,435
Atlantic Union Bankshares
Corp. 549 18,754
Axos Financial, Inc.* 477 26,440
BancFirst Corp. 165 14,604
Bancorp, Inc. (The)* 556 24,264
Bank of America Corp. 232,399 7,903,890
Bank of Hawaii Corp. 307 19,412
Bank of NT Butterfield & Son
Ltd. (The) 464 14,073
BankUnited, Inc. 470 13,282
Banner Corp. 374 17,421
BCB Bancorp, Inc. 380 4,720
Berkshire Hills Bancorp, Inc. 645 15,480
Brookline Bancorp, Inc. 1,175 12,714
Burke & Herbert Financial
Services Corp. 22 1,285
Byline Bancorp, Inc. 406 8,867
C&F Financial Corp. 170 9,435
Cadence Bank 1,569 41,767
Camden National Corp. 361 13,007
Capital City Bank Group, Inc. 224 6,402
Capitol Federal Financial, Inc. 1,827 11,583
Cathay General Bancorp 667 27,460
Central Pacific Financial Corp. 666 12,834
Citigroup, Inc. 27,280 1,532,318
City Holding Co. 197 20,135
Coastal Financial Corp.* 161 6,424
Community Bank System, Inc. 424 19,406
Community Trust Bancorp, Inc. 318 13,197
ConnectOne Bancorp, Inc. 650 14,846
CrossFirst Bankshares, Inc.* 652 9,206
Customers Bancorp, Inc.* 296 15,818
CVB Financial Corp. 1,038 17,407
Dime Community Bancshares,
Inc. 373 8,508
Eagle Bancorp, Inc. 164 4,066
East West Bancorp, Inc. 33,400 2,431,854
Eastern Bankshares, Inc. 1,203 16,794
Enterprise Financial Services
Corp. 334 13,904
Farmers National Banc Corp. 550 7,546
FB Financial Corp. 431 16,055
First Bancorp 2,098 42,522
First Bancshares, Inc. (The) 326 8,290
First Busey Corp. 644 15,160
First Commonwealth Financial
Corp. 1,028 14,402
First Community Bankshares,
Inc. 255 8,741
First Financial Bancorp 730 16,367

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Banks
First Financial Bankshares,
Inc. 1,079 33,697
First Foundation, Inc. 710 6,759
First Interstate BancSystem,
Inc., Class A 628 17,283
First Merchants Corp. 523 17,683
First Mid Bancshares, Inc. 134 4,217
Fulton Financial Corp. 1,237 19,285
German American Bancorp,
Inc. 414 13,716
Glacier Bancorp, Inc. 959 37,075
Great Southern Bancorp, Inc. 217 11,304
Hancock Whitney Corp. 780 35,186
Hanmi Financial Corp. 687 11,507
Heartland Financial USA, Inc. 323 11,457
Heritage Commerce Corp. 1,279 11,370
Heritage Financial Corp. 665 13,400
Hilltop Holdings, Inc. 470 14,800
Home BancShares, Inc. 1,804 42,286
HomeStreet, Inc. 302 4,156
Hope Bancorp, Inc. 1,483 16,432
Horizon Bancorp, Inc. 258 3,382
Huntington Bancshares, Inc. 135,998 1,731,255
Independent Bank Corp. 309 17,332
Independent Bank Group, Inc. 349 16,874
International Bancshares Corp. 704 37,213
JPMorgan Chase & Co. 77,720 13,551,259
Kearny Financial Corp. 1,029 7,440
Lakeland Bancorp, Inc. 939 12,479
Lakeland Financial Corp. 258 17,276
Live Oak Bancshares, Inc. 354 12,875
M&T Bank Corp. 6,693 924,303
Mercantile Bank Corp. 348 13,951
Metropolitan Bank Holding
Corp.* 86 4,170
Midland States Bancorp, Inc. 521 13,681
National Bank Holdings Corp.,
Class A 423 14,805
National Bankshares, Inc. 162 5,226
NBT Bancorp, Inc. 397 14,121
Nicolet Bankshares, Inc. 126 9,799
Northeast Community
Bancorp, Inc. 135 2,326
Northfield Bancorp, Inc. 1,003 12,066
Northwest Bancshares, Inc. 1,211 14,980
OceanFirst Financial Corp. 527 9,080
OFG Bancorp 425 15,627
Old National Bancorp 2,576 42,427
Old Second Bancorp, Inc. 491 6,687
Origin Bancorp, Inc. 154 4,697
Pacific Premier Bancorp, Inc. 927 23,518
Park National Corp. 128 16,727
Pathward Financial, Inc. 257 13,307
Peapack-Gladstone Financial
Corp. 245 6,757
Peoples Bancorp, Inc. 379 11,105
PNC Financial Services
Group, Inc. (The) 12,908 1,951,819
Preferred Bank 187 13,434
Premier Financial Corp. 639 13,349
Princeton Bancorp, Inc. 161 5,258
Common Stocks
Shares Value ($)
Banks
Provident Financial Services,
Inc. 767 12,694
QCR Holdings, Inc. 254 14,836
RBB Bancorp 342 6,050
Renasant Corp. 418 13,221
S&T Bancorp, Inc. 475 15,837
Sandy Spring Bancorp, Inc. 587 14,311
Seacoast Banking Corp. of
Florida 643 15,792
ServisFirst Bancshares, Inc. 350 23,499
Sierra Bancorp 250 5,187
Simmons First National Corp.,
Class A 986 18,744
Southside Bancshares, Inc. 425 13,303
SouthState Corp. 692 57,505
Stellar Bancorp, Inc. 412 10,312
Stock Yards Bancorp, Inc. 300 14,916
Texas Capital Bancshares,
Inc.* 370 22,570
Timberland Bancorp, Inc. 334 9,342
Tompkins Financial Corp. 198 9,779
Towne Bank 652 18,328
TriCo Bancshares 369 13,413
Triumph Financial, Inc.* 224 15,826
TrustCo Bank Corp. 391 11,300
Trustmark Corp. 604 16,302
UMB Financial Corp. 349 28,793
United Bankshares, Inc. 1,125 40,331
United Community Banks, Inc. 942 25,754
Unity Bancorp, Inc. 156 4,273
Univest Financial Corp. 396 8,411
Valley National Bancorp 3,775 36,316
Veritex Holdings, Inc. 509 10,694
Virginia National Bankshares
Corp. 151 4,985
WaFd, Inc. 553 16,059
Washington Trust Bancorp,
Inc. 407 11,319
Wells Fargo & Co. 36,034 1,808,186
WesBanco, Inc. 508 14,905
Westamerica Bancorp 309 14,745
WSFS Financial Corp. 455 20,252
33,833,922
Beverages 0.9%
Coca-Cola Consolidated, Inc. 60 51,684
Coca-Cola Europacific
Partners plc 27,677 1,906,945
Constellation Brands, Inc.,
Class A 16,447 4,030,831
Keurig Dr Pepper, Inc. 45,296 1,424,106
MGP Ingredients, Inc. 57 4,842
National Beverage Corp.* 99 4,578
Primo Water Corp. 1,178 17,175
Vita Coco Co., Inc. (The)* 288 5,671
7,445,832
Biotechnology 2.8%
4D Molecular Therapeutics,
Inc.* 381 6,572
89bio, Inc.* 407 4,029
AbbVie, Inc. 26,893 4,421,209

104 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Biotechnology
ACADIA Pharmaceuticals,
Inc.* 1,064 27,568
ACELYRIN, Inc.* 441 3,360
ADMA Biologics, Inc.* 3,117 16,177
Aerovate Therapeutics, Inc.* 212 4,094
Agios Pharmaceuticals, Inc.* 526 11,898
Akero Therapeutics, Inc.* 430 9,292
Aldeyra Therapeutics, Inc.* 607 1,900
Alkermes plc* 1,998 54,046
Alpine Immune Sciences, Inc.* 280 7,451
Altimmune, Inc.* 469 4,427
ALX Oncology Holdings, Inc.* 459 6,614
Amgen, Inc. 12,113 3,806,631
Amicus Therapeutics, Inc.* 2,783 34,593
AnaptysBio, Inc.* 306 7,222
Anavex Life Sciences Corp.* 1,479 8,830
Annexon, Inc.* 1,046 4,346
Apogee Therapeutics, Inc.* 156 5,226
Arcellx, Inc.* 419 25,911
Arcturus Therapeutics
Holdings, Inc.* 346 11,408
Arcus Biosciences, Inc.* 495 7,494
Arcutis Biotherapeutics, Inc.* 784 4,602
Ardelyx, Inc.* 1,970 17,198
Arrowhead Pharmaceuticals,
Inc.* 870 27,927
Astria Therapeutics, Inc.* 529 6,893
Atara Biotherapeutics, Inc.* 7,411 4,621
Aurinia Pharmaceuticals, Inc.* 1,296 9,772
Avid Bioservices, Inc.* 293 1,984
Avidity Biosciences, Inc.* 594 7,265
Avita Medical, Inc.* 352 5,900
Beam Therapeutics, Inc.* 526 12,834
BioAtla, Inc.* 1,751 3,353
BioCryst Pharmaceuticals,
Inc.* 1,921 10,181
Biogen, Inc.* 12,222 3,014,679
Biohaven Ltd.* 654 29,090
BioMarin Pharmaceutical, Inc.* 26,954 2,374,108
Blueprint Medicines Corp.* 489 38,890
Bridgebio Pharma, Inc.* 896 30,724
Cabaletta Bio, Inc.* 314 6,431
CareDx, Inc.* 648 5,547
Caribou Biosciences, Inc.* 753 4,616
Catalyst Pharmaceuticals,
Inc.* 1,030 14,832
Celldex Therapeutics, Inc.* 453 15,955
Cerevel Therapeutics
Holdings, Inc.* 562 23,548
Cogent Biosciences, Inc.* 966 4,279
Crinetics Pharmaceuticals,
Inc.* 572 20,867
Cullinan Oncology, Inc.* 479 7,252
Cytokinetics, Inc.* 802 62,660
Day One Biopharmaceuticals,
Inc.* 639 9,617
Deciphera Pharmaceuticals,
Inc.* 518 7,418
Denali Therapeutics, Inc.* 1,059 16,955
Dynavax Technologies Corp.* 1,465 18,928
Dyne Therapeutics, Inc.* 475 10,165
Common Stocks
Shares Value ($)
Biotechnology
Eagle Pharmaceuticals, Inc.* 487 2,854
Editas Medicine, Inc.* 949 6,671
Enanta Pharmaceuticals, Inc.* 366 4,447
Entrada Therapeutics, Inc.* 283 4,123
Erasca, Inc.* 2,228 3,721
Genelux Corp.* 186 1,968
Generation Bio Co.* 566 1,064
Geron Corp.* 5,351 9,846
Gilead Sciences, Inc. 17,198 1,345,915
Halozyme Therapeutics, Inc.* 1,378 46,645
Heron Therapeutics, Inc.* 685 1,651
Humacyte, Inc.* 1,546 5,133
Icosavax, Inc.* 284 4,348
Ideaya Biosciences, Inc.* 519 22,592
ImmunityBio, Inc.* 652 2,191
ImmunoGen, Inc.* 1,964 57,584
Immunovant, Inc.* 384 13,981
Inhibrx, Inc.* 329 12,676
Insmed, Inc.* 989 27,494
Intellia Therapeutics, Inc.* 822 19,580
Iovance Biotherapeutics, Inc.* 1,898 14,672
Ironwood Pharmaceuticals,
Inc., Class A* 2,271 32,225
Keros Therapeutics, Inc.* 196 10,851
Kiniksa Pharmaceuticals Ltd.,
Class A* 286 5,042
Kodiak Sciences, Inc.* 441 1,768
Krystal Biotech, Inc.* 172 19,135
Kura Oncology, Inc.* 779 15,689
Kymera Therapeutics, Inc.* 334 10,949
Larimar Therapeutics, Inc.* 829 4,800
Lyell Immunopharma, Inc.* 1,214 2,222
MacroGenics, Inc.* 471 6,735
Madrigal Pharmaceuticals,
Inc.* 120 26,005
MannKind Corp.* 3,208 10,715
MeiraGTx Holdings plc* 695 4,219
MiMedx Group, Inc.* 994 7,694
Mirum Pharmaceuticals, Inc.* 277 7,329
Moderna, Inc.* 5,210 526,470
Monte Rosa Therapeutics,
Inc.* 856 4,533
Morphic Holding, Inc.* 284 9,000
Myriad Genetics, Inc.* 986 21,091
Neurocrine Biosciences, Inc.* 20,372 2,847,394
Nkarta, Inc.* 490 4,430
Novavax, Inc.* 280 1,120
Nuvalent, Inc., Class A* 192 14,433
Organogenesis Holdings, Inc.,
Class A* 1,662 5,485
ORIC Pharmaceuticals, Inc.* 689 7,572
PDS Biotechnology Corp.* 809 4,328
PMV Pharmaceuticals, Inc.* 1,483 2,610
Poseida Therapeutics, Inc.,
Class A* 1,387 4,771
Prelude Therapeutics, Inc.* 1,328 4,356
Prime Medicine, Inc.* 194 1,232
ProKidney Corp., Class A* 1,029 1,348
Protagonist Therapeutics, Inc.* 204 5,102
Prothena Corp. plc* 363 10,306
PTC Therapeutics, Inc.* 596 15,550

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 105
Common Stocks
Shares Value ($)
Biotechnology
RAPT Therapeutics, Inc.* 276 6,831
RayzeBio, Inc.* 146 9,067
Recursion Pharmaceuticals,
Inc., Class A* 856 8,055
Regeneron Pharmaceuticals,
Inc.* 1,626 1,532,960
REGENXBIO, Inc.* 389 4,792
Relay Therapeutics, Inc.* 634 5,864
REVOLUTION Medicines,
Inc.* 1,295 35,936
Rhythm Pharmaceuticals, Inc.* 486 21,437
Rocket Pharmaceuticals, Inc.* 770 22,122
Sage Therapeutics, Inc.* 244 6,256
Sagimet Biosciences, Inc.,
Class A* 443 4,200
Sana Biotechnology, Inc.* 1,050 5,764
Sangamo Therapeutics, Inc.* 10,370 4,739
Scholar Rock Holding Corp.* 346 4,827
SpringWorks Therapeutics,
Inc.* 562 24,801
Summit Therapeutics, Inc.* 878 3,442
Sutro Biopharma, Inc.* 941 4,084
Syndax Pharmaceuticals, Inc.* 658 13,482
Tango Therapeutics, Inc.* 399 4,688
Tenaya Therapeutics, Inc.* 1,023 4,302
TG Therapeutics, Inc.* 1,313 21,323
Twist Bioscience Corp.* 625 20,250
Tyra Biosciences, Inc.* 321 4,301
Vaxcyte, Inc.* 856 61,136
Vera Therapeutics, Inc., Class
A* 319 11,618
Veracyte, Inc.* 946 23,669
Vericel Corp.* 568 24,413
Vertex Pharmaceuticals, Inc.* 5,242 2,271,778
Verve Therapeutics, Inc.* 448 4,847
Viking Therapeutics, Inc.* 919 22,185
Viridian Therapeutics, Inc.* 396 7,623
Voyager Therapeutics, Inc.* 530 3,853
Y-mAbs Therapeutics, Inc.* 359 4,592
Zentalis Pharmaceuticals, Inc.* 553 6,553
Zymeworks, Inc.* 649 7,035
23,807,879
Broadline Retail 2.8%
Amazon.com, Inc.* 152,794 23,713,629
Dillard's, Inc., Class A 46 17,814
23,731,443
Building Products 0.6%
AAON, Inc. 492 34,519
Allegion plc 19,075 2,363,202
American Woodmark Corp.* 185 16,887
Apogee Enterprises, Inc. 305 16,107
AZZ, Inc. 55 3,435
CSW Industrials, Inc. 100 21,157
Fortune Brands Innovations,
Inc. 3,315 257,211
Gibraltar Industries, Inc.* 262 21,201
Griffon Corp. 554 32,276
Insteel Industries, Inc. 226 7,826
Janus International Group,
Inc.* 903 12,777
JELD-WEN Holding, Inc.* 555 10,323
Common Stocks
Shares Value ($)
Building Products
Masonite International Corp.* 159 14,636
Masterbrand, Inc.* 1,179 16,588
PGT Innovations, Inc.* 486 20,033
Quanex Building Products
Corp. 514 16,047
Resideo Technologies, Inc.* 890 14,925
Simpson Manufacturing Co.,
Inc. 368 66,604
Trane Technologies plc 6,561 1,653,700
UFP Industries, Inc. 706 80,096
Zurn Elkay Water Solutions
Corp. 1,124 33,327
4,712,877
Capital Markets 2.2%
Artisan Partners Asset
Management, Inc., Class A 871 36,495
B. Riley Financial, Inc. 269 6,300
BGC Group, Inc., Class A 2,341 16,528
BlackRock, Inc. 2,324 1,799,496
Brightsphere Investment
Group, Inc. 300 6,636
Cohen & Steers, Inc. 253 17,816
Diamond Hill Investment
Group, Inc. 64 10,210
Donnelley Financial Solutions,
Inc.* 293 18,201
Goldman Sachs Group, Inc.
(The) 5,345 2,052,533
Hamilton Lane, Inc., Class A 297 34,434
Intercontinental Exchange, Inc. 24,565 3,127,861
KKR & Co., Inc. 13,844 1,198,614
MarketWise, Inc. 1,702 3,966
Moelis & Co., Class A 560 30,783
Moody's Corp. 2,324 911,101
MSCI, Inc., Class A 4,705 2,816,507
Nasdaq, Inc. 44,229 2,555,109
Open Lending Corp.* 630 4,624
Patria Investments Ltd., Class
A 180 2,569
Piper Sandler Cos. 126 21,860
PJT Partners, Inc., Class A 271 26,062
S&P Global, Inc. 6,408 2,873,027
Silvercrest Asset Management
Group, Inc., Class A 532 8,874
StepStone Group, Inc., Class
A 253 8,463
StoneX Group, Inc.* 127 8,350
Tradeweb Markets, Inc., Class
A 7,769 741,085
Victory Capital Holdings, Inc.,
Class A 556 18,754
Virtus Investment Partners,
Inc. 83 19,597
WisdomTree, Inc. 800 5,416
18,381,271
Chemicals 1.9%
AdvanSix, Inc. 376 9,543
Air Products & Chemicals, Inc. 2,556 653,595
Albemarle Corp. 1,184 135,852
Arcadium Lithium plc* 8,401 41,081

106 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Chemicals
Ashland, Inc. 2,842 266,068
Aspen Aerogels, Inc.* 504 5,660
Avient Corp. 751 27,194
Balchem Corp. 236 33,078
Cabot Corp. 541 39,006
Celanese Corp., Class A(a) 17,856 2,612,154
Danimer Scientific, Inc., Class
A* 7,102 4,531
Ecolab, Inc. 4,416 875,340
Ecovyst, Inc.* 1,183 10,955
Element Solutions, Inc. 27,944 621,195
Hawkins, Inc. 321 21,369
HB Fuller Co. 456 34,551
Ingevity Corp.* 270 11,761
Innospec, Inc. 264 30,653
Koppers Holdings, Inc. 236 12,069
Linde plc 15,960 6,461,087
LSB Industries, Inc.* 621 4,620
Mativ Holdings, Inc. 484 5,822
Minerals Technologies, Inc. 297 19,409
Orion SA 857 19,197
Perimeter Solutions SA* 846 4,010
PureCycle Technologies, Inc.* 1,539 6,033
Quaker Chemical Corp. 108 20,513
Sensient Technologies Corp. 218 13,523
Sherwin-Williams Co. (The) 13,168 4,008,076
Stepan Co. 72 6,427
Trinseo plc 1,342 8,092
Tronox Holdings plc 1,157 15,955
16,038,419
Commercial Services & Supplies 0.2%
ABM Industries, Inc. 539 21,986
ACCO Brands Corp. 1,318 8,013
ACV Auctions, Inc., Class A* 481 6,239
Brink's Co. (The) 560 45,270
Casella Waste Systems, Inc.,
Class A* 379 32,344
Cimpress plc* 97 7,296
CoreCivic, Inc.* 1,224 17,405
Deluxe Corp. 651 12,310
Ennis, Inc. 582 11,855
GEO Group, Inc. (The)* 1,670 18,570
HNI Corp. 603 24,554
Interface, Inc., Class A 1,277 15,848
Li-Cycle Holdings Corp.* 5,972 2,569
Liquidity Services, Inc.* 256 4,467
Matthews International Corp.,
Class A 293 9,640
MillerKnoll, Inc. 934 24,835
Montrose Environmental
Group, Inc.* 198 5,784
OPENLANE, Inc.* 1,060 14,925
Pitney Bowes, Inc. 2,218 9,116
Quad/Graphics, Inc.* 877 4,788
Steelcase, Inc., Class A 1,479 18,754
UniFirst Corp. 83 14,062
Waste Connections, Inc. 7,791 1,209,631
1,540,261
Communications Equipment 0.4%
ADTRAN Holdings, Inc. 465 2,913
Calix, Inc.* 503 16,690
Common Stocks
Shares Value ($)
Communications Equipment
Cisco Systems, Inc. 35,325 1,772,608
Clearfield, Inc.* 248 6,247
CommScope Holding Co.,
Inc.* 3,756 8,714
Digi International, Inc.* 346 8,411
Extreme Networks, Inc.* 1,629 22,008
Harmonic, Inc.* 1,048 12,262
Infinera Corp.* 1,973 9,747
Motorola Solutions, Inc. 4,183 1,336,469
NetScout Systems, Inc.* 363 7,808
Viavi Solutions, Inc.* 1,715 16,858
3,220,735
Construction & Engineering 0.0%
†
Ameresco, Inc., Class A* 306 6,252
API Group Corp.* 1,635 51,535
Arcosa, Inc. 402 31,469
Argan, Inc. 303 13,432
Comfort Systems USA, Inc. 408 88,728
Concrete Pumping Holdings,
Inc.* 1,142 8,816
Construction Partners, Inc.,
Class A* 289 13,150
Dycom Industries, Inc.* 205 22,899
Fluor Corp.* 992 37,408
Granite Construction, Inc. 385 17,367
IES Holdings, Inc.* 141 11,556
Limbach Holdings, Inc.* 139 5,977
MYR Group, Inc.* 93 13,378
Primoris Services Corp. 535 17,548
Sterling Infrastructure, Inc.* 282 21,178
360,693
Construction Materials 0.1%
Knife River Corp.* 424 27,768
Martin Marietta Materials, Inc. 1,627 827,199
Summit Materials, Inc., Class
A* 1,044 37,772
United States Lime & Minerals,
Inc. 18 4,656
897,395
Consumer Finance 0.7%
American Express Co. 17,580 3,529,009
Bread Financial Holdings, Inc. 314 11,389
Discover Financial Services 18,567 1,959,190
Encore Capital Group, Inc.* 176 8,814
Enova International, Inc.* 292 15,893
FirstCash Holdings, Inc. 367 42,121
Green Dot Corp., Class A* 228 2,054
LendingTree, Inc.* 158 5,110
Navient Corp. 1,354 23,316
Nelnet, Inc., Class A 100 8,713
PRA Group, Inc.* 268 6,102
PROG Holdings, Inc.* 459 14,064
Upstart Holdings, Inc.* 756 24,011
World Acceptance Corp.* 82 10,767
5,660,553
Consumer Staples Distribution & Retail 0.7%
Andersons, Inc. (The) 472 24,879
Chefs' Warehouse, Inc. (The)* 171 5,441
Dollar Tree, Inc.* 21,437 2,800,101
Ingles Markets, Inc., Class A 26 2,191

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 107
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Performance Food Group Co.* 29,008 2,108,301
PriceSmart, Inc. 326 24,783
SpartanNash Co. 135 3,028
Sprouts Farmers Market, Inc.* 885 44,577
United Natural Foods, Inc.* 963 14,358
Village Super Market, Inc.,
Class A 171 4,349
Walmart, Inc. 5,563 919,286
5,951,294
Containers & Packaging 0.5%
Avery Dennison Corp. 16,841 3,358,938
Crown Holdings, Inc. 9,528 843,228
Greif, Inc., Class A 195 12,209
Greif, Inc., Class B 179 11,223
Myers Industries, Inc. 599 11,231
O-I Glass, Inc.* 1,066 15,521
Pactiv Evergreen, Inc. 318 4,643
Ranpak Holdings Corp., Class
A* 312 1,285
4,258,278
Distributors 0.0%
†
Weyco Group, Inc. 141 4,528
Diversified Consumer Services 0.0%
†
Adtalem Global Education,
Inc.* 462 23,322
Carriage Services, Inc., Class
A 172 4,250
Chegg, Inc.* 655 6,452
Coursera, Inc.* 1,244 23,810
Duolingo, Inc., Class A* 271 48,479
Frontdoor, Inc.* 1,025 33,579
Graham Holdings Co., Class B 34 24,494
Laureate Education, Inc. 1,352 17,062
Nerdy, Inc.* 995 3,055
OneSpaWorld Holdings Ltd.* 1,008 13,739
Perdoceo Education Corp. 1,162 21,032
Rover Group, Inc., Class A* 374 4,092
Strategic Education, Inc. 206 19,376
Stride, Inc.* 229 13,729
WW International, Inc.* 336 1,263
257,734
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. 1,255 21,736
American Assets Trust, Inc. 447 10,026
Broadstone Net Lease, Inc. 1,728 27,769
Empire State Realty Trust,
Inc., Class A 2,404 22,886
Essential Properties Realty
Trust, Inc. 1,625 40,479
One Liberty Properties, Inc. 466 9,432
132,328
Diversified Telecommunication Services 0.7%
AST SpaceMobile, Inc., Class
A* 1,482 4,253
AT&T, Inc. 345,450 6,111,010
ATN International, Inc. 115 4,243
Cogent Communications
Holdings, Inc. 354 27,329
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Consolidated Communications
Holdings, Inc.* 999 4,336
EchoStar Corp., Class A* 1,217 16,296
Globalstar, Inc.* 4,923 7,828
IDT Corp., Class B* 138 4,772
Liberty Latin America Ltd.,
Class A* 601 4,231
Liberty Latin America Ltd.,
Class C* 1,401 9,975
Lumen Technologies, Inc.* 14,479 17,664
Shenandoah
Telecommunications Co. 228 4,672
6,216,609
Electric Utilities 1.2%
ALLETE, Inc. 556 32,865
Alliant Energy Corp. 7,940 386,360
American Electric Power Co.,
Inc. 6,903 539,400
Constellation Energy Corp. 3,789 462,258
Duke Energy Corp. 9,299 891,123
Entergy Corp. 3,689 368,015
FirstEnergy Corp. 74,624 2,737,208
Genie Energy Ltd., Class B 144 2,680
MGE Energy, Inc. 348 22,443
NextEra Energy, Inc. 30,175 1,769,160
Otter Tail Corp. 506 45,753
PG&E Corp. 32,771 552,847
PNM Resources, Inc. 561 20,325
Portland General Electric Co. 714 29,224
Xcel Energy, Inc. 34,707 2,077,908
9,937,569
Electrical Equipment 0.9%
Array Technologies, Inc.* 1,241 16,431
Atkore, Inc.* 389 59,334
Babcock & Wilcox Enterprises,
Inc.* 3,174 4,190
Blink Charging Co.* 1,196 2,870
Bloom Energy Corp., Class A* 1,281 14,501
Eaton Corp. plc 8,599 2,116,042
Emerson Electric Co. 11,620 1,065,903
Encore Wire Corp. 197 44,423
EnerSys 408 38,993
Enovix Corp.* 821 7,644
Eos Energy Enterprises, Inc.* 840 932
ESS Tech, Inc.* 3,738 3,850
Fluence Energy, Inc., Class A* 404 8,027
LSI Industries, Inc. 311 4,248
NEXTracker, Inc., Class A* 914 41,377
nVent Electric plc 29,553 1,774,362
Powell Industries, Inc. 87 10,312
Preformed Line Products Co. 67 8,191
Rockwell Automation, Inc. 8,497 2,152,120
SES AI Corp.* 1,971 2,582
Shoals Technologies Group,
Inc., Class A* 1,180 15,541
Stem, Inc.* 1,706 5,050
SunPower Corp.* 1,392 4,218
Thermon Group Holdings, Inc.* 380 12,456
Vicor Corp.* 129 4,859
7,418,456

108 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components 1.0%
Advanced Energy Industries,
Inc. 364 37,922
Aeva Technologies, Inc.* 5,321 4,534
Akoustis Technologies, Inc.* 6,019 3,452
Amphenol Corp., Class A 15,339 1,550,773
Arlo Technologies, Inc.* 411 3,650
Badger Meter, Inc. 325 46,797
Bel Fuse, Inc., Class B 138 9,227
Belden, Inc. 522 38,722
CDW Corp. 16,288 3,692,815
Climb Global Solutions, Inc. 96 5,301
CTS Corp. 237 9,731
ePlus, Inc.* 234 17,676
Evolv Technologies Holdings,
Inc.* 1,216 5,314
Fabrinet* 344 73,447
Insight Enterprises, Inc.* 259 47,848
Itron, Inc.* 255 18,396
Keysight Technologies, Inc.* 14,410 2,208,477
Kimball Electronics, Inc.* 238 5,660
Knowles Corp.* 940 15,331
Lightwave Logic, Inc.* 1,007 4,340
Methode Electronics, Inc. 442 9,176
MicroVision, Inc.* 1,647 3,920
Mirion Technologies, Inc.,
Class A* 880 8,316
Napco Security Technologies,
Inc. 256 8,896
Novanta, Inc.* 320 49,456
OSI Systems, Inc.* 135 17,284
PAR Technology Corp.* 243 11,066
PC Connection, Inc. 255 16,450
Plexus Corp.* 171 16,197
Rogers Corp.* 106 12,219
Sanmina Corp.* 416 24,885
ScanSource, Inc.* 266 10,443
SmartRent, Inc., Class A* 1,772 5,227
Trimble, Inc.* 7,965 405,100
TTM Technologies, Inc.* 1,021 14,202
Vishay Intertechnology, Inc. 1,502 32,638
Vishay Precision Group, Inc.* 175 5,579
8,450,467
Energy Equipment & Services 0.2%
Archrock, Inc. 1,036 16,928
Atlas Energy Solutions, Inc. 207 3,596
Borr Drilling Ltd. 1,402 8,622
Bristow Group, Inc., Class A* 98 2,585
Cactus, Inc., Class A 542 23,002
ChampionX Corp. 2,194 60,138
Core Laboratories, Inc. 328 5,173
Diamond Offshore Drilling,
Inc.* 766 9,345
Dril-Quip, Inc.* 112 2,248
Expro Group Holdings NV* 756 13,306
Helix Energy Solutions Group,
Inc.* 1,271 11,947
Helmerich & Payne, Inc. 1,067 42,957
Kodiak Gas Services, Inc. 217 5,082
Liberty Energy, Inc., Class A 1,986 41,289
Nabors Industries Ltd.* 81 6,851
Newpark Resources, Inc.* 676 4,387
Common Stocks
Shares Value ($)
Energy Equipment & Services
Noble Corp. plc 984 43,424
Oceaneering International,
Inc.* 1,028 21,362
Oil States International, Inc.* 1,386 8,552
Patterson-UTI Energy, Inc. 2,718 30,143
ProFrac Holding Corp., Class
A* 572 4,525
ProPetro Holding Corp.* 629 5,321
Ranger Energy Services, Inc.,
Class A 756 7,681
RPC, Inc. 1,363 9,964
Schlumberger NV 23,240 1,131,788
Seadrill Ltd.* 411 17,763
Select Water Solutions, Inc.,
Class A 889 6,908
Solaris Oilfield Infrastructure,
Inc., Class A 580 4,350
TETRA Technologies, Inc.* 738 3,092
Tidewater, Inc.* 280 18,813
US Silica Holdings, Inc.* 732 7,847
Valaris Ltd.* 520 32,172
Weatherford International plc* 552 49,432
1,660,593
Entertainment 1.2%
Atlanta Braves Holdings, Inc.,
Class C* 263 10,602
Cinemark Holdings, Inc.* 1,074 14,853
Electronic Arts, Inc. 22,250 3,061,155
Endeavor Group Holdings,
Inc., Class A 145,217 3,594,121
IMAX Corp.* 401 5,602
Lions Gate Entertainment
Corp., Class A* 856 8,928
Lions Gate Entertainment
Corp., Class B* 1,707 16,558
Madison Square Garden
Entertainment Corp., Class
A* 540 18,004
Marcus Corp. (The) 289 3,925
Sphere Entertainment Co.* 54 1,910
TKO Group Holdings, Inc. 14,409 1,205,889
Warner Bros Discovery, Inc.* 207,400 2,078,148
10,019,695
Financial Services 3.5%
Apollo Global Management,
Inc. 9,296 933,318
AvidXchange Holdings, Inc.* 605 6,631
Banco Latinoamericano de
Comercio Exterior SA, Class
E 342 8,225
Berkshire Hathaway, Inc.,
Class B* 11,138 4,274,096
Cannae Holdings, Inc.* 223 4,516
Cass Information Systems,
Inc. 102 4,402
Compass Diversified Holdings 163 3,601
Enact Holdings, Inc. 484 13,789
Essent Group Ltd. 1,187 65,475
EVERTEC, Inc. 937 37,630

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Financial Services
Federal Agricultural Mortgage
Corp., Class C 91 16,952
Fidelity National Information
Services, Inc. 28,918 1,800,435
Fiserv, Inc.* 39,058 5,541,158
Flywire Corp.* 810 17,310
I3 Verticals, Inc., Class A* 65 1,218
International Money Express,
Inc.* 206 4,244
Jackson Financial, Inc., Class
A 873 43,711
Marqeta, Inc., Class A* 4,399 26,438
Mastercard, Inc., Class A 11,863 5,329,215
Mr. Cooper Group, Inc.* 562 37,856
NMI Holdings, Inc., Class A* 1,091 34,825
Pagseguro Digital Ltd., Class
A* 2,176 28,005
Payoneer Global, Inc.* 956 4,474
PennyMac Financial Services,
Inc. 156 13,606
Radian Group, Inc. 1,865 54,048
Remitly Global, Inc.* 637 10,918
Repay Holdings Corp., Class
A* 870 6,821
StoneCo Ltd., Class A* 2,952 50,745
Visa, Inc., Class A(a) 41,527 11,347,668
Walker & Dunlop, Inc. 345 33,324
29,754,654
Food Products 0.8%
B&G Foods, Inc. 872 8,772
Benson Hill, Inc.* 12,357 2,128
Beyond Meat, Inc.* 1,329 8,798
BRC, Inc., Class A* 1,108 4,188
Calavo Growers, Inc. 171 4,461
Cal-Maine Foods, Inc. 414 22,944
Dole plc 1,089 12,295
Fresh Del Monte Produce, Inc. 374 9,193
Hain Celestial Group, Inc.
(The)* 1,105 11,835
J & J Snack Foods Corp. 93 14,808
John B Sanfilippo & Son, Inc. 169 18,105
Lamb Weston Holdings, Inc. 13,541 1,387,140
Lancaster Colony Corp. 171 31,426
McCormick & Co., Inc.
(Non-Voting) 26,029 1,774,137
Mondelez International, Inc.,
Class A 35,513 2,673,064
Simply Good Foods Co. (The)* 9,050 342,090
SunOpta, Inc.* 834 4,962
TreeHouse Foods, Inc.* 407 17,135
Utz Brands, Inc. 25,258 447,067
6,794,548
Gas Utilities 0.0%
†
Brookfield Infrastructure Corp.,
Class A 1,272 44,533
Chesapeake Utilities Corp. 213 21,573
New Jersey Resources Corp. 785 32,052
Northwest Natural Holding Co. 320 11,795
ONE Gas, Inc. 590 36,208
Southwest Gas Holdings, Inc. 428 25,115
Common Stocks
Shares Value ($)
Gas Utilities
Spire, Inc. 398 22,594
193,870
Ground Transportation 1.4%
ArcBest Corp. 285 33,952
CSX Corp. 46,413 1,656,944
Daseke, Inc.* 929 7,562
Heartland Express, Inc. 119 1,541
Marten Transport Ltd. 678 12,543
Old Dominion Freight Line, Inc. 5,678 2,220,212
RXO, Inc.* 699 14,539
Saia, Inc.* 8,299 3,739,363
TuSimple Holdings, Inc., Class
A* 10,393 2,394
Uber Technologies, Inc.* 22,421 1,463,419
Union Pacific Corp. 8,990 2,192,931
Universal Logistics Holdings,
Inc. 152 4,639
Werner Enterprises, Inc. 465 18,391
11,368,430
Health Care Equipment & Supplies 2.1%
Accuray, Inc.* 1,508 3,906
Alphatec Holdings, Inc.* 793 12,759
Artivion, Inc.* 463 7,741
AtriCure, Inc.* 348 11,853
Atrion Corp. 21 7,140
Avanos Medical, Inc.* 359 6,889
Axonics, Inc.* 364 24,708
Boston Scientific Corp.* 40,762 2,578,604
Cerus Corp.* 2,599 4,704
CONMED Corp. 278 26,577
Cooper Cos., Inc. (The) 8,150 3,040,195
Dexcom, Inc.* 11,646 1,413,242
Embecta Corp. 714 12,238
Glaukos Corp.* 406 36,146
Haemonetics Corp.* 592 45,264
Inari Medical, Inc.* 410 23,350
Inmode Ltd.* 946 22,411
Integer Holdings Corp.* 246 24,925
Intuitive Surgical, Inc.* 6,369 2,408,883
iRadimed Corp. 323 13,375
iRhythm Technologies, Inc.* 259 31,023
Lantheus Holdings, Inc.* 624 32,404
LeMaitre Vascular, Inc. 301 17,470
LivaNova plc* 398 19,375
Medtronic plc 36,438 3,189,783
Merit Medical Systems, Inc.* 548 42,908
Nano-X Imaging Ltd.* 229 1,246
Neogen Corp.* 1,636 25,358
Nevro Corp.* 229 3,792
Omnicell, Inc.* 373 11,999
OraSure Technologies, Inc.* 1,246 9,183
Orthofix Medical, Inc.* 216 3,000
Paragon 28, Inc.* 200 2,536
PROCEPT BioRobotics Corp.* 242 11,205
RxSight, Inc.* 200 9,102
Semler Scientific, Inc.* 175 7,751
SI-BONE, Inc.* 469 9,479
Silk Road Medical, Inc.* 291 4,403
STAAR Surgical Co.* 392 10,980
Surmodics, Inc.* 110 3,873

110 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Tactile Systems Technology,
Inc.* 524 7,949
TransMedics Group, Inc.* 256 21,957
Treace Medical Concepts,
Inc.* 111 1,496
UFP Technologies, Inc.* 97 16,345
Utah Medical Products, Inc. 105 8,317
Varex Imaging Corp.* 229 4,413
Zimmer Biomet Holdings, Inc. 37,363 4,692,793
Zynex, Inc.* 564 6,678
17,931,728
Health Care Providers & Services 2.5%
Accolade, Inc.* 868 9,826
AdaptHealth Corp., Class A* 1,020 7,364
Addus HomeCare Corp.* 106 9,180
Agiliti, Inc.* 702 4,977
AirSculpt Technologies, Inc.* 595 4,320
Alignment Healthcare, Inc.* 786 5,266
AMN Healthcare Services,
Inc.* 341 25,237
Apollo Medical Holdings, Inc.* 413 14,352
Brookdale Senior Living, Inc.* 1,093 5,979
Cencora, Inc. 11,419 2,656,973
CorVel Corp.* 81 19,063
Cross Country Healthcare,
Inc.* 224 4,760
CVS Health Corp. 64,434 4,791,957
DocGo, Inc.* 830 3,071
Enhabit, Inc.* 852 8,597
Ensign Group, Inc. (The) 439 49,704
Guardant Health, Inc.* 1,086 23,816
HCA Healthcare, Inc. 4,610 1,405,589
HealthEquity, Inc.* 746 56,383
Hims & Hers Health, Inc.* 1,205 10,339
Humana, Inc. 8,303 3,139,032
Invitae Corp.* 11,005 4,292
LifeStance Health Group, Inc.* 938 5,609
McKesson Corp. 1,859 929,295
ModivCare, Inc.* 90 3,579
National HealthCare Corp. 199 18,515
National Research Corp. 194 7,644
NeoGenomics, Inc.* 1,080 16,038
OPKO Health, Inc.* 1,439 1,468
Option Care Health, Inc.* 1,638 51,171
Owens & Minor, Inc.* 732 14,428
Patterson Cos., Inc. 932 27,829
Pediatrix Medical Group, Inc.* 998 9,341
PetIQ, Inc., Class A* 524 9,416
Privia Health Group, Inc.* 619 12,479
Progyny, Inc.* 645 24,568
Quest Diagnostics, Inc. 3,789 486,621
RadNet, Inc.* 353 13,050
Select Medical Holdings Corp. 1,296 33,683
Surgery Partners, Inc.* 516 15,836
UnitedHealth Group, Inc. 13,933 7,130,073
US Physical Therapy, Inc. 115 10,610
Viemed Healthcare, Inc.* 565 4,588
21,085,918
Health Care REITs 0.3%
CareTrust REIT, Inc. 1,128 23,598
Diversified Healthcare Trust 1,883 5,404
Common Stocks
Shares Value ($)
Health Care REITs
LTC Properties, Inc. 286 8,915
National Health Investors, Inc. 563 29,940
Physicians Realty Trust 1,883 23,048
Sabra Health Care REIT, Inc. 2,124 28,334
Universal Health Realty
Income Trust 241 9,594
Ventas, Inc. 46,436 2,154,166
2,282,999
Health Care Technology 0.0%
†
American Well Corp., Class A* 3,355 3,523
Definitive Healthcare Corp.,
Class A* 488 4,148
Evolent Health, Inc., Class A* 760 22,351
Health Catalyst, Inc.* 499 4,875
HealthStream, Inc. 514 13,683
Multiplan Corp.* 1,799 1,817
Phreesia, Inc.* 626 15,950
Schrodinger, Inc.* 486 12,855
Sharecare, Inc.* 2,290 2,588
Simulations Plus, Inc. 358 13,568
95,358
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. 2,665 42,800
DiamondRock Hospitality Co. 2,033 18,581
RLJ Lodging Trust 2,319 26,854
Ryman Hospitality Properties,
Inc. 661 72,644
Service Properties Trust 2,745 21,219
Summit Hotel Properties, Inc. 543 3,519
Xenia Hotels & Resorts, Inc. 472 6,292
191,909
Hotels, Restaurants & Leisure 2.4%
Accel Entertainment, Inc.,
Class A* 1,034 10,599
Bally's Corp.* 426 4,797
Bloomin' Brands, Inc. 674 17,942
Booking Holdings, Inc.* 465 1,630,974
Brinker International, Inc.* 420 17,972
Cheesecake Factory, Inc.
(The) 447 15,363
Chuy's Holdings, Inc.* 166 5,612
Cracker Barrel Old Country
Store, Inc. 169 13,072
Dave & Buster's
Entertainment, Inc.* 472 25,266
Denny's Corp.* 1,051 11,172
Dine Brands Global, Inc. 50 2,333
Domino's Pizza, Inc. 5,908 2,518,108
DraftKings, Inc., Class A* 12,919 504,487
Everi Holdings, Inc.* 574 5,975
Expedia Group, Inc.* 17,718 2,628,111
First Watch Restaurant Group,
Inc.* 209 4,485
Golden Entertainment, Inc. 161 6,179
Hilton Grand Vacations, Inc.* 478 19,933
International Game
Technology plc 1,369 35,539
Jack in the Box, Inc. 103 8,031
Krispy Kreme, Inc. 234 3,110
Kura Sushi USA, Inc., Class A* 13 1,276

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Las Vegas Sands Corp. 34,396 1,682,652
Life Time Group Holdings,
Inc.* 358 4,761
Light & Wonder, Inc.* 978 78,612
Lindblad Expeditions Holdings,
Inc.* 145 1,340
Marriott International, Inc.,
Class A 4,183 1,002,791
McDonald's Corp. 22,987 6,728,755
Papa John's International, Inc. 201 14,769
PlayAGS, Inc.* 1,209 10,530
Portillo's, Inc., Class A* 606 8,326
Potbelly Corp.* 452 5,686
Red Robin Gourmet Burgers,
Inc.* 392 3,991
Red Rock Resorts, Inc., Class
A 443 24,223
Rush Street Interactive, Inc.* 1,118 5,825
Sabre Corp.* 2,610 10,701
SeaWorld Entertainment, Inc.* 406 20,056
Shake Shack, Inc., Class A* 425 32,113
Six Flags Entertainment Corp.* 939 23,672
Soho House & Co., Inc., Class
A* 94,588 581,716
Super Group SGHC Ltd.* 1,157 3,621
Sweetgreen, Inc., Class A* 1,296 13,841
Xponential Fitness, Inc., Class
A* 95 1,051
Yum! Brands, Inc. 16,057 2,079,221
19,828,589
Household Durables 0.6%
Beazer Homes USA, Inc.* 132 4,191
Cavco Industries, Inc.* 72 23,898
Century Communities, Inc. 349 30,258
Dream Finders Homes, Inc.,
Class A* 129 4,240
Green Brick Partners, Inc.* 402 20,973
Helen of Troy Ltd.* 154 17,633
Hooker Furnishings Corp. 179 4,131
Hovnanian Enterprises, Inc.,
Class A* 70 11,828
Installed Building Products,
Inc. 265 51,635
KB Home 948 56,491
La-Z-Boy, Inc. 147 5,117
Lennar Corp., Class A 26,551 3,978,668
LGI Homes, Inc.* 99 11,683
Lovesac Co. (The)* 188 4,354
M/I Homes, Inc.* 206 26,249
MDC Holdings, Inc. 607 37,986
Meritage Homes Corp. 371 61,441
Skyline Champion Corp.* 323 22,119
Sonos, Inc.* 321 5,001
Taylor Morrison Home Corp.,
Class A* 1,201 62,620
Toll Brothers, Inc. 2,131 211,715
Tri Pointe Homes, Inc.* 1,172 40,469
Worthington Enterprises, Inc. 290 16,542
4,709,242
Household Products 1.8%
Central Garden & Pet Co.* 99 4,643
Common Stocks
Shares Value ($)
Household Products
Central Garden & Pet Co.,
Class A* 380 15,687
Colgate-Palmolive Co. 52,167 4,392,461
Energizer Holdings, Inc. 824 26,055
Procter & Gamble Co. (The) 66,829 10,501,509
WD-40 Co. 110 28,488
14,968,843
Independent Power and Renewable Electricity Producers
0.1%
Altus Power, Inc., Class A* 695 3,746
Montauk Renewables, Inc.* 546 3,773
NextEra Energy Partners LP 947 28,268
Ormat Technologies, Inc. 354 22,897
Sunnova Energy International,
Inc.* 5,923 62,310
Vistra Corp. 7,502 307,807
428,801
Industrial Conglomerates 0.7%
Brookfield Business Corp.,
Class A 83 1,907
General Electric Co. 29,422 3,896,061
Honeywell International, Inc. 11,620 2,350,261
6,248,229
Industrial REITs 0.4%
Innovative Industrial
Properties, Inc. 313 29,181
LXP Industrial Trust 2,790 25,361
Prologis, Inc. 24,117 3,055,383
Terreno Realty Corp. 714 42,647
3,152,572
Insurance 3.9%
Allstate Corp. (The) 64,137 9,957,269
Ambac Financial Group, Inc.* 276 4,485
American Coastal Insurance
Corp.* 389 4,501
American Equity Investment
Life Holding Co.* 515 28,433
American Financial Group, Inc. 18,796 2,263,038
American International Group,
Inc. 26,726 1,857,724
AMERISAFE, Inc. 262 13,058
Arch Capital Group Ltd.* 28,730 2,368,214
Assurant, Inc. 9,528 1,600,228
BRP Group, Inc., Class A* 330 7,405
CNO Financial Group, Inc. 1,331 36,176
eHealth, Inc.* 645 4,386
Employers Holdings, Inc. 176 7,343
Enstar Group Ltd.* 100 26,689
F&G Annuities & Life, Inc. 105 4,708
Fidelis Insurance Holdings
Ltd.* 287 3,737
Genworth Financial, Inc.,
Class A* 4,528 27,938
Globe Life, Inc. 18,813 2,310,613
Goosehead Insurance, Inc.,
Class A* 155 11,966
HCI Group, Inc. 51 4,573
Hippo Holdings, Inc.* 491 4,542
Horace Mann Educators Corp. 487 17,936

112 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Insurance
James River Group Holdings
Ltd. 632 6,048
Lemonade, Inc.* 614 9,713
Marsh & McLennan Cos., Inc. 14,626 2,835,104
MBIA, Inc. 776 4,718
Mercury General Corp. 281 11,254
MetLife, Inc. 11,853 821,650
Oscar Health, Inc., Class A* 1,229 15,387
Palomar Holdings, Inc.* 241 14,429
Progressive Corp. (The) 34,115 6,080,999
Selective Insurance Group,
Inc. 624 65,433
SiriusPoint Ltd.* 1,116 13,169
Skyward Specialty Insurance
Group, Inc.* 128 3,981
Stewart Information Services
Corp. 313 19,300
Tiptree, Inc., Class A 263 4,979
Trupanion, Inc.* 312 8,486
Universal Insurance Holdings,
Inc. 828 13,761
Unum Group 47,436 2,293,056
32,786,429
Interactive Media & Services 5.2%
Alphabet, Inc., Class A* 158,753 22,241,295
Alphabet, Inc., Class C* 99,805 14,152,349
Bumble, Inc., Class A* 568 7,793
Cargurus, Inc., Class A* 980 22,775
Cars.com, Inc.* 445 7,756
Eventbrite, Inc., Class A* 667 5,583
fuboTV, Inc.* 2,918 7,266
Match Group, Inc.* 65,104 2,498,692
Meta Platforms, Inc., Class A* 13,448 5,246,603
Nextdoor Holdings, Inc.* 1,935 2,941
Shutterstock, Inc. 267 12,541
TrueCar, Inc.* 2,177 7,707
Vimeo, Inc.* 1,937 7,690
Yelp, Inc., Class A* 807 35,290
Ziff Davis, Inc.* 396 26,690
ZipRecruiter, Inc., Class A* 787 10,955
44,293,926
IT Services 0.9%
Accenture plc, Class A 18,518 6,738,330
Applied Digital Corp.* 490 2,518
BigBear.ai Holdings, Inc.* 2,572 4,167
BigCommerce Holdings, Inc.,
Series 1* 235 1,922
Couchbase, Inc.* 255 6,375
DigitalOcean Holdings, Inc.* 678 22,862
Fastly, Inc., Class A* 948 19,074
Gartner, Inc.* 1,184 541,609
Grid Dynamics Holdings, Inc.* 335 4,372
Hackett Group, Inc. (The) 528 12,207
Perficient, Inc.* 277 18,872
Rackspace Technology, Inc.* 3,137 5,270
Squarespace, Inc., Class A* 463 14,353
Thoughtworks Holding, Inc.* 660 3,089
Unisys Corp.* 492 3,316
Wix.com Ltd.* 2,368 300,452
7,698,788
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Acushnet Holdings Corp. 373 23,626
AMMO, Inc.* 1,959 4,251
Escalade, Inc. 224 3,597
JAKKS Pacific, Inc.* 128 4,014
Latham Group, Inc.* 1,709 4,324
Malibu Boats, Inc., Class A* 76 3,173
Marine Products Corp. 584 5,963
MasterCraft Boat Holdings,
Inc.* 422 8,174
Smith & Wesson Brands, Inc. 140 1,828
Topgolf Callaway Brands
Corp.* 558 7,349
Vista Outdoor, Inc.* 574 16,112
82,411
Life Sciences Tools & Services 1.8%
Adaptive Biotechnologies
Corp.* 287 1,053
Agilent Technologies, Inc. 19,690 2,561,669
Avantor, Inc.* 45,885 1,054,896
BioLife Solutions, Inc.* 268 4,556
Codexis, Inc.* 429 1,128
CryoPort, Inc.* 288 4,179
Cytek Biosciences, Inc.* 1,095 8,267
Danaher Corp. 15,519 3,723,163
IQVIA Holdings, Inc.* 3,839 799,395
MaxCyte, Inc.* 944 4,805
Mesa Laboratories, Inc. 96 8,796
Mettler-Toledo International,
Inc.* 1,592 1,905,927
OmniAb, Inc.* 684 3,967
Pacific Biosciences of
California, Inc.* 2,645 17,219
Quanterix Corp.* 299 6,605
Quantum-Si, Inc.* 2,688 4,193
Thermo Fisher Scientific, Inc. 5,532 2,981,637
West Pharmaceutical
Services, Inc. 5,513 2,056,515
15,147,970
Machinery 2.9%
3D Systems Corp.* 915 4,383
Alamo Group, Inc. 83 17,619
Albany International Corp.,
Class A 205 18,227
Barnes Group, Inc. 123 4,073
Blue Bird Corp.* 151 4,399
Caterpillar, Inc. 17,143 5,148,214
Chart Industries, Inc.* 330 38,518
Columbus McKinnon Corp. 342 13,362
Cummins, Inc. 10,127 2,423,391
Deere & Co. 2,789 1,097,695
Desktop Metal, Inc., Class A* 6,456 4,188
Douglas Dynamics, Inc. 86 2,163
Energy Recovery, Inc.* 297 4,606
Enerpac Tool Group Corp.,
Class A 945 29,512
Enpro, Inc. 166 24,797
ESCO Technologies, Inc. 188 19,152
Federal Signal Corp. 479 36,873
Fortive Corp. 27,496 2,149,637
Franklin Electric Co., Inc. 496 46,753
Gorman-Rupp Co. (The) 415 13,857

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Machinery
Greenbrier Cos., Inc. (The) 218 9,910
Helios Technologies, Inc. 66 2,723
Hillenbrand, Inc. 374 17,417
Hillman Solutions Corp.* 1,255 11,031
Hyliion Holdings Corp.* 3,111 3,267
Illinois Tool Works, Inc. 10,117 2,639,525
Ingersoll Rand, Inc. 17,378 1,387,807
ITT, Inc. 20,017 2,417,653
John Bean Technologies Corp. 178 17,579
Kadant, Inc. 88 25,168
Kennametal, Inc. 913 22,387
Lindsay Corp. 112 14,572
Manitowoc Co., Inc. (The)* 629 10,127
Microvast Holdings, Inc.* 3,255 3,053
Mueller Industries, Inc. 1,304 62,592
Mueller Water Products, Inc.,
Class A 1,167 16,000
Nikola Corp.* 4,468 3,339
Otis Worldwide Corp. 6,157 544,525
Parker-Hannifin Corp. 3,741 1,737,695
Proto Labs, Inc.* 298 10,755
REV Group, Inc. 217 4,236
Shyft Group, Inc. (The) 569 6,162
SPX Technologies, Inc.* 375 37,740
Standex International Corp. 178 26,284
Stanley Black & Decker, Inc. 23,248 2,169,038
Tennant Co. 274 25,899
Terex Corp. 689 42,325
Titan International, Inc.* 960 14,170
Trinity Industries, Inc. 453 11,388
Wabash National Corp. 767 19,405
Watts Water Technologies,
Inc., Class A 316 62,571
Xylem, Inc. 15,726 1,768,231
24,245,993
Marine Transportation 0.0%
†
Genco Shipping & Trading Ltd. 886 15,540
Golden Ocean Group Ltd. 454 4,799
Matson, Inc. 398 44,588
Pangaea Logistics Solutions
Ltd. 228 2,125
67,052
Media 0.0%
†
Advantage Solutions, Inc.* 733 2,954
AMC Networks, Inc., Class A* 243 4,396
Cardlytics, Inc.* 317 2,422
Clear Channel Outdoor
Holdings, Inc.* 1,429 2,458
EW Scripps Co. (The), Class
A* 1,192 9,500
Gray Television, Inc. 1,346 12,854
iHeartMedia, Inc., Class A* 2,682 7,268
John Wiley & Sons, Inc., Class
A 423 14,314
Magnite, Inc.* 558 4,938
Scholastic Corp. 333 12,801
Sinclair, Inc. 578 9,075
TechTarget, Inc.* 70 2,392
TEGNA, Inc. 2,429 37,868
Thryv Holdings, Inc.* 485 9,913
Common Stocks
Shares Value ($)
Media
Townsquare Media, Inc., Class
A 482 5,177
WideOpenWest, Inc.* 1,186 4,400
142,730
Metals & Mining 0.6%
Alpha Metallurgical Resources,
Inc. 109 43,517
ATI, Inc.* 1,056 43,159
Barrick Gold Corp. 20,840 325,104
BHP Group Ltd., ADR-AU 6,631 405,950
Carpenter Technology Corp. 312 19,216
Century Aluminum Co.* 389 4,337
Coeur Mining, Inc.* 2,781 7,481
Commercial Metals Co. 1,327 69,296
Compass Minerals
International, Inc. 242 5,443
Constellium SE, Class A* 940 17,625
Freeport-McMoRan, Inc. 25,564 1,014,635
Haynes International, Inc. 79 4,398
Hecla Mining Co. 4,136 15,758
Ivanhoe Electric, Inc.* 264 2,207
Kaiser Aluminum Corp. 181 11,747
Materion Corp. 201 23,511
Novagold Resources, Inc.* 3,208 8,212
Nucor Corp. 3,315 619,673
Olympic Steel, Inc. 218 14,732
Piedmont Lithium, Inc.* 121 1,849
Ramaco Resources, Inc.,
Class A 241 4,550
Ryerson Holding Corp. 468 16,062
Schnitzer Steel Industries,
Inc., Class A 366 9,637
Steel Dynamics, Inc. 21,995 2,654,577
SunCoke Energy, Inc. 1,852 18,983
TimkenSteel Corp.* 621 12,761
Warrior Met Coal, Inc. 535 34,331
Worthington Steel, Inc.* 188 5,631
5,414,382
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Angel Oak Mortgage REIT, Inc. 119 1,270
Apollo Commercial Real
Estate Finance, Inc. 1,215 13,559
Arbor Realty Trust, Inc. 1,437 19,112
Ares Commercial Real Estate
Corp. 1,097 10,433
ARMOUR Residential REIT,
Inc. 126 2,400
Blackstone Mortgage Trust,
Inc., Class A 1,460 28,820
BrightSpire Capital, Inc., Class
A 1,634 11,683
Chicago Atlantic Real Estate
Finance, Inc. 269 4,269
Chimera Investment Corp. 730 3,504
Claros Mortgage Trust, Inc. 743 8,723
Dynex Capital, Inc. 576 7,050
Franklin BSP Realty Trust, Inc. 1,332 17,076
Granite Point Mortgage Trust,
Inc. 780 4,376

114 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 1,066 25,360
Invesco Mortgage Capital, Inc. 505 4,449
KKR Real Estate Finance
Trust, Inc. 916 11,212
Ladder Capital Corp., Class A 1,616 17,663
MFA Financial, Inc. 348 3,852
New York Mortgage Trust, Inc. 172 1,349
PennyMac Mortgage
Investment Trust 1,010 14,483
Ready Capital Corp. 1,426 13,362
Redwood Trust, Inc. 1,128 7,569
TPG RE Finance Trust, Inc. 894 5,445
Two Harbors Investment Corp. 759 9,457
246,476
Multi-Utilities 0.9%
Ameren Corp. 26,535 1,846,040
Avista Corp. 601 20,440
Black Hills Corp. 579 29,969
CenterPoint Energy, Inc. 18,708 522,702
Dominion Energy, Inc. 14,586 666,872
DTE Energy Co. 4,263 449,406
NiSource, Inc. 46,622 1,210,773
Northwestern Energy Group,
Inc. 657 31,615
Public Service Enterprise
Group, Inc. 7,673 444,957
Sempra 8,831 631,946
Unitil Corp. 109 5,180
WEC Energy Group, Inc. 26,203 2,116,154
7,976,054
Office REITs 0.0%
†
Brandywine Realty Trust 1,450 6,873
COPT Defense Properties 1,482 34,916
Douglas Emmett, Inc. 1,205 16,328
Easterly Government
Properties, Inc., Class A 976 11,985
Equity Commonwealth 644 12,307
Hudson Pacific Properties, Inc. 1,581 12,948
JBG SMITH Properties 728 11,648
Office Properties Income Trust 1,831 6,720
Orion Office REIT, Inc. 1,662 8,543
Paramount Group, Inc. 2,363 11,224
Peakstone Realty Trust 731 10,585
Piedmont Office Realty Trust,
Inc., Class A 1,608 10,934
155,011
Oil, Gas & Consumable Fuels 3.7%
APA Corp. 29,582 926,804
Ardmore Shipping Corp. 984 16,305
Berry Corp. 1,590 10,669
California Resources Corp. 827 39,431
Callon Petroleum Co.* 358 11,499
Centrus Energy Corp., Class
A* 159 7,985
Cheniere Energy, Inc. 2,894 474,587
Chesapeake Energy Corp. 13,530 1,043,298
Chevron Corp. 35,482 5,231,111
Chord Energy Corp. 462 71,037
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Civitas Resources, Inc. 702 45,497
CNX Resources Corp.* 1,460 29,492
Comstock Resources, Inc. 108 844
ConocoPhillips 23,945 2,678,727
Crescent Energy Co., Class A 308 3,403
CVR Energy, Inc. 425 14,335
Delek US Holdings, Inc. 565 15,272
DHT Holdings, Inc. 1,634 18,170
Diamondback Energy, Inc. 4,088 628,489
Dorian LPG Ltd. 457 17,110
DT Midstream, Inc. 2,131 114,413
Energy Fuels, Inc.* 1,211 9,143
EOG Resources, Inc. 9,064 1,031,393
EQT Corp. 15,571 551,213
Equitrans Midstream Corp. 3,407 34,717
Evolution Petroleum Corp. 1,341 7,523
Exxon Mobil Corp. 75,953 7,808,728
FLEX LNG Ltd. 394 11,808
Gevo, Inc.* 3,886 3,629
Golar LNG Ltd. 790 17,230
Green Plains, Inc.* 301 6,240
Gulfport Energy Corp.* 43 5,457
HF Sinclair Corp. 38,005 2,146,903
International Seaways, Inc. 649 34,812
Kosmos Energy Ltd.* 3,579 21,689
Magnolia Oil & Gas Corp.,
Class A 1,850 38,147
Marathon Oil Corp. 87,455 1,998,347
Marathon Petroleum Corp. 19,795 3,278,052
Matador Resources Co. 1,016 55,768
Murphy Oil Corp. 1,521 58,863
Nordic American Tankers Ltd. 2,149 9,563
Northern Oil and Gas, Inc. 582 19,497
ONEOK, Inc. 8,061 550,163
Overseas Shipholding Group,
Inc., Class A 1,742 10,626
Par Pacific Holdings, Inc.* 491 17,966
PBF Energy, Inc., Class A 1,112 56,167
Permian Resources Corp.,
Class A 3,526 47,531
Phillips 66 7,437 1,073,234
PrimeEnergy Resources
Corp.* 52 5,002
REX American Resources
Corp.* 234 9,685
Scorpio Tankers, Inc. 686 48,500
SFL Corp. Ltd. 830 10,101
Sitio Royalties Corp., Class A 613 13,075
SM Energy Co. 1,141 42,308
Talos Energy, Inc.* 663 8,599
Targa Resources Corp. 3,291 279,603
Teekay Corp.* 1,373 12,343
Teekay Tankers Ltd., Class A 319 19,954
Tellurian, Inc.* 9,683 4,851
Uranium Energy Corp.* 2,995 22,882
VAALCO Energy, Inc. 1,780 7,583
Vitesse Energy, Inc. 498 10,463
Williams Cos., Inc. (The) 19,057 660,516
World Kinect Corp. 426 9,615
31,467,967

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 115
Common Stocks
Shares Value ($)
Paper & Forest Products 0.0%
†
Sylvamo Corp. 456 21,172
Passenger Airlines 0.1%
Allegiant Travel Co. 129 10,114
Blade Air Mobility, Inc.* 1,402 4,178
Delta Air Lines, Inc. 27,595 1,080,068
Hawaiian Holdings, Inc.* 627 8,935
JetBlue Airways Corp.* 2,862 15,197
Joby Aviation, Inc.* 2,909 15,883
SkyWest, Inc.* 220 11,717
Spirit Airlines, Inc. 1,570 9,875
Sun Country Airlines Holdings,
Inc.* 312 4,247
1,160,214
Personal Care Products 0.4%
Beauty Health Co. (The)* 2,249 6,590
BellRing Brands, Inc.* 1,023 56,541
Edgewell Personal Care Co. 432 16,006
elf Beauty, Inc.* 466 74,341
Estee Lauder Cos., Inc. (The),
Class A 3,315 437,547
Herbalife Ltd.* 970 11,688
Inter Parfums, Inc. 144 20,038
Kenvue, Inc. 149,025 3,093,759
Medifast, Inc. 150 8,197
Nature's Sunshine Products,
Inc.* 530 9,227
Nu Skin Enterprises, Inc.,
Class A 490 9,094
USANA Health Sciences, Inc.* 102 4,776
3,747,804
Pharmaceuticals 2.9%
Amneal Pharmaceuticals, Inc.* 1,524 8,153
Amphastar Pharmaceuticals,
Inc.* 489 26,093
Amylyx Pharmaceuticals, Inc.* 391 6,256
ANI Pharmaceuticals, Inc.* 221 12,336
Arvinas, Inc.* 384 15,936
Assertio Holdings, Inc.* 3,484 3,075
AstraZeneca plc, ADR-UK 28,556 1,902,972
Axsome Therapeutics, Inc.* 316 28,449
Bristol-Myers Squibb Co. 59,636 2,914,411
Cassava Sciences, Inc.* 326 7,808
Collegium Pharmaceutical,
Inc.* 536 17,667
Corcept Therapeutics, Inc.* 845 17,830
Cymabay Therapeutics, Inc.* 911 21,418
Edgewise Therapeutics, Inc.* 516 9,200
Eli Lilly & Co. 16,123 10,409,170
Evolus, Inc.* 474 6,015
EyePoint Pharmaceuticals,
Inc.* 216 5,817
Harmony Biosciences
Holdings, Inc.* 404 12,742
Innoviva, Inc.* 555 8,991
Intra-Cellular Therapies, Inc.* 809 54,478
Johnson & Johnson 40,921 6,502,347
Ligand Pharmaceuticals, Inc.* 140 10,234
Marinus Pharmaceuticals, Inc.* 416 4,052
Merck & Co., Inc. 5,404 652,695
Nuvation Bio, Inc.* 2,986 4,837
Common Stocks
Shares Value ($)
Pharmaceuticals
Ocular Therapeutix, Inc.* 959 4,661
Omeros Corp.* 1,947 6,308
Pacira BioSciences, Inc.* 389 12,678
Phibro Animal Health Corp.,
Class A 366 3,956
Prestige Consumer
Healthcare, Inc.* 554 34,093
Revance Therapeutics, Inc.* 234 1,177
SIGA Technologies, Inc. 845 4,124
Supernus Pharmaceuticals,
Inc.* 457 12,650
Taro Pharmaceutical Industries
Ltd.* 113 4,865
Theravance Biopharma, Inc.* 398 3,773
Verrica Pharmaceuticals, Inc.* 648 3,661
WaVe Life Sciences Ltd.* 798 3,447
Xeris Biopharma Holdings,
Inc.* 1,960 4,822
Zoetis, Inc., Class A 7,204 1,352,983
24,116,180
Professional Services 0.5%
Alight, Inc., Class A* 2,785 24,842
ASGN, Inc.* 407 37,778
Barrett Business Services, Inc. 146 16,391
CBIZ, Inc.* 280 17,825
Conduent, Inc.* 2,075 7,470
CRA International, Inc. 113 12,118
CSG Systems International,
Inc. 271 13,634
Equifax, Inc. 3,458 844,928
ExlService Holdings, Inc.* 1,465 45,825
Exponent, Inc. 440 38,804
First Advantage Corp. 755 12,359
Franklin Covey Co.* 59 2,386
Huron Consulting Group, Inc.* 166 17,186
ICF International, Inc. 139 19,326
Innodata, Inc.* 416 4,314
Insperity, Inc. 352 40,371
Jacobs Solutions, Inc. 3,789 510,643
Kelly Services, Inc., Class A 667 13,707
Kforce, Inc. 294 20,095
Korn Ferry 637 37,373
Legalzoom.com, Inc.* 1,019 10,506
Maximus, Inc. 600 48,672
NV5 Global, Inc.* 45 4,720
Planet Labs PBC* 2,156 4,873
Resources Connection, Inc. 729 9,812
TransUnion 15,519 1,073,760
TriNet Group, Inc.* 364 41,387
TTEC Holdings, Inc. 161 3,281
Upwork, Inc.* 857 11,749
Verisk Analytics, Inc., Class A 3,486 841,974
Verra Mobility Corp., Class A* 1,153 27,568
3,815,677
Real Estate Management & Development 0.0%
†
Anywhere Real Estate, Inc.* 1,421 10,118
Compass, Inc., Class A* 3,809 13,103
Cushman & Wakefield plc* 860 9,047
Douglas Elliman, Inc. 1,585 3,424
eXp World Holdings, Inc. 816 10,102
Forestar Group, Inc.* 445 13,911

116 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Real Estate Management & Development
Kennedy-Wilson Holdings, Inc. 327 3,417
Newmark Group, Inc., Class A 2,407 24,431
Opendoor Technologies, Inc.* 6,313 21,590
RE/MAX Holdings, Inc., Class
A 481 5,161
Redfin Corp.* 1,681 13,717
RMR Group, Inc. (The), Class
A 565 14,741
St Joe Co. (The) 309 17,057
Star Holdings* 314 3,639
163,458
Residential REITs 0.5%
American Homes 4 Rent,
Class A 15,630 547,831
Apartment Investment and
Management Co., Class A* 2,786 20,700
AvalonBay Communities, Inc. 10,540 1,886,765
BRT Apartments Corp. 256 4,301
Elme Communities 862 12,482
Equity LifeStyle Properties,
Inc. 16,733 1,132,657
Equity Residential 5,920 356,325
Independence Realty Trust,
Inc. 1,896 27,852
Invitation Homes, Inc. 14,683 483,511
NexPoint Residential Trust,
Inc. 304 9,287
Veris Residential, Inc. 562 8,571
4,490,282
Retail REITs 0.0%
†
Acadia Realty Trust 604 10,304
Alexander's, Inc. 62 13,627
CBL & Associates Properties,
Inc. 348 8,136
Getty Realty Corp. 293 8,104
InvenTrust Properties Corp. 752 18,672
Kite Realty Group Trust 1,909 40,853
Macerich Co. (The) 2,267 35,796
Phillips Edison & Co., Inc. 1,042 36,168
Retail Opportunity Investments
Corp. 1,142 15,520
Tanger, Inc. 1,406 37,821
Urban Edge Properties 976 16,856
Whitestone REIT 1,170 15,116
256,973
Semiconductors & Semiconductor Equipment 7.2%
ACM Research, Inc., Class A* 366 6,303
Advanced Micro Devices, Inc.* 17,430 2,922,837
Aehr Test Systems* 312 4,633
Ambarella, Inc.* 222 11,668
Amkor Technology, Inc. 1,032 32,673
Analog Devices, Inc. 11,388 2,190,596
Applied Materials, Inc. 40,416 6,640,349
ASML Holding NV
(Registered), ADR-NL 1,153 1,002,902
Axcelis Technologies, Inc.* 337 43,827
Broadcom, Inc. 1,635 1,929,300
Cohu, Inc.* 667 21,251
Credo Technology Group
Holding Ltd.* 752 15,424
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Diodes, Inc.* 450 30,294
Enphase Energy, Inc.*(a) 16,309 1,698,256
Entegris, Inc. 6,507 765,874
FormFactor, Inc.* 602 23,340
Ichor Holdings Ltd.* 239 8,652
Impinj, Inc.* 116 11,250
indie Semiconductor, Inc.,
Class A* 294 1,785
inTEST Corp.* 303 3,615
KLA Corp. 5,161 3,065,840
Kulicke & Soffa Industries, Inc. 641 32,255
Lam Research Corp. 1,863 1,537,292
MACOM Technology Solutions
Holdings, Inc.* 472 40,701
Marvell Technology, Inc. 45,106 3,053,676
Maxeon Solar Technologies
Ltd.* 719 3,257
MaxLinear, Inc., Class A* 775 16,135
MKS Instruments, Inc.(a) 25,570 2,721,926
Navitas Semiconductor Corp.,
Class A* 910 5,214
NVE Corp. 153 12,238
NVIDIA Corp. 41,647 25,624,150
ON Semiconductor Corp.* 7,248 515,550
Onto Innovation, Inc.* 475 76,712
PDF Solutions, Inc.* 324 10,109
Photronics, Inc.* 845 24,691
Power Integrations, Inc. 570 42,727
QUALCOMM, Inc. 20,916 3,106,235
Rambus, Inc.* 1,030 70,586
Semtech Corp.* 592 11,745
Silicon Laboratories, Inc.* 285 35,158
SiTime Corp.* 94 10,018
SMART Global Holdings, Inc.* 307 6,033
Synaptics, Inc.* 350 37,383
Texas Instruments, Inc. 21,741 3,481,169
Ultra Clean Holdings, Inc.* 302 11,536
Veeco Instruments, Inc.* 131 4,176
60,921,341
Software 11.6%
8x8, Inc.* 1,280 4,301
A10 Networks, Inc. 1,297 17,341
ACI Worldwide, Inc.* 906 27,243
Adeia, Inc. 1,222 14,835
Agilysys, Inc.* 209 17,495
Alarm.com Holdings, Inc.* 358 21,774
Alkami Technology, Inc.* 270 6,647
Altair Engineering, Inc., Class
A* 453 38,514
Amplitude, Inc., Class A* 662 8,580
Appfolio, Inc., Class A* 165 36,178
Appian Corp., Class A* 342 11,159
AppLovin Corp., Class A* 49,718 2,044,901
Asana, Inc., Class A* 757 13,187
Aurora Innovation, Inc., Class
A* 2,970 8,880
Autodesk, Inc.* 2,605 661,175
AvePoint, Inc.* 1,813 13,960
Blackbaud, Inc.* 323 26,137
BlackLine, Inc.* 470 27,580
Box, Inc., Class A* 1,228 31,903

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 117
Common Stocks
Shares Value ($)
Software
Braze, Inc., Class A* 325 17,566
C3.ai, Inc., Class A* 677 16,776
Cerence, Inc.* 318 6,366
Check Point Software
Technologies Ltd.* 6,507 1,034,158
Cleanspark, Inc.* 1,676 13,492
Clear Secure, Inc., Class A 735 13,987
CommVault Systems, Inc.* 499 45,748
Consensus Cloud Solutions,
Inc.* 354 7,696
Crowdstrike Holdings, Inc.,
Class A* 9,296 2,719,080
Digital Turbine, Inc.* 1,984 10,694
DocuSign, Inc., Class A* 35,224 2,145,846
Domo, Inc., Class B* 273 2,968
Dynatrace, Inc.* 39,239 2,236,623
eGain Corp.* 575 4,313
Envestnet, Inc.* 421 21,513
Everbridge, Inc.* 468 10,464
Expensify, Inc., Class A* 1,528 2,475
Fair Isaac Corp.* 645 773,245
Freshworks, Inc., Class A* 1,364 30,281
Intapp, Inc.* 183 7,884
InterDigital, Inc. 336 35,297
Intuit, Inc. 11,190 7,064,583
Jamf Holding Corp.* 657 12,181
LivePerson, Inc.* 1,441 4,035
LiveRamp Holdings, Inc.* 748 29,531
Marathon Digital Holdings,
Inc.* 1,703 30,194
Matterport, Inc.* 2,028 4,563
MeridianLink, Inc.* 295 6,711
Microsoft Corp. 136,024 54,080,422
MicroStrategy, Inc., Class A* 94 47,114
Mitek Systems, Inc.* 1,116 14,062
Model N, Inc.* 249 6,711
OneSpan, Inc.* 436 4,473
Oracle Corp. 43,200 4,825,440
PagerDuty, Inc.* 681 16,126
Palo Alto Networks, Inc.* 8,968 3,035,758
PowerSchool Holdings, Inc.,
Class A* 613 14,430
Progress Software Corp. 568 32,268
PROS Holdings, Inc.* 408 14,043
Q2 Holdings, Inc.* 506 21,530
Qualys, Inc.* 380 71,885
Rapid7, Inc.* 467 25,699
Riot Platforms, Inc.* 1,494 16,285
Salesforce, Inc.* 33,763 9,490,442
Sapiens International Corp.
NV 593 16,189
ServiceNow, Inc.* 4,183 3,201,668
Smartsheet, Inc., Class A* 6,868 308,854
SolarWinds Corp.* 780 9,220
SoundHound AI, Inc., Class A* 2,215 3,677
Sprinklr, Inc., Class A* 673 8,399
Sprout Social, Inc., Class A* 400 24,532
SPS Commerce, Inc.* 342 62,860
Synopsys, Inc.* 2,075 1,106,701
Tenable Holdings, Inc.* 982 46,252
Common Stocks
Shares Value ($)
Software
Varonis Systems, Inc., Class
B* 890 39,943
Verint Systems, Inc.* 501 14,875
Workday, Inc., Class A* 6,473 1,884,096
Workiva, Inc., Class A* 433 40,243
Xperi, Inc.* 536 5,724
Yext, Inc.* 1,465 8,687
Zeta Global Holdings Corp.,
Class A* 1,589 15,382
Zuora, Inc., Class A* 1,344 12,284
97,866,334
Specialized REITs 0.5%
American Tower Corp. 13,670 2,674,536
Four Corners Property Trust,
Inc. 38,417 899,342
Outfront Media, Inc. 1,472 19,165
PotlatchDeltic Corp. 658 29,432
Safehold, Inc. 223 4,429
Uniti Group, Inc. 2,913 15,322
Weyerhaeuser Co. 10,657 349,230
3,991,456
Specialty Retail 2.7%
Aaron's Co., Inc. (The) 752 7,738
Abercrombie & Fitch Co.,
Class A* 471 47,995
Academy Sports & Outdoors,
Inc. 656 41,151
American Eagle Outfitters, Inc. 1,984 39,323
America's Car-Mart, Inc.* 48 2,923
Asbury Automotive Group,
Inc.* 200 41,812
Beyond, Inc.* 21,757 478,436
Boot Barn Holdings, Inc.* 222 15,926
Caleres, Inc. 452 14,179
Camping World Holdings, Inc.,
Class A 95 2,361
Carvana Co., Class A* 915 39,400
Children's Place, Inc. (The)* 148 3,297
Foot Locker, Inc. 555 15,629
Genesco, Inc.* 158 4,389
Group 1 Automotive, Inc. 172 44,730
GrowGeneration Corp.* 1,571 3,629
Guess?, Inc. 598 13,359
Hibbett, Inc. 127 8,465
Home Depot, Inc. (The) 16,789 5,925,845
Lands' End, Inc.* 466 4,413
Leslie's, Inc.* 1,503 10,085
Lowe's Cos., Inc. 14,966 3,185,363
MarineMax, Inc.* 173 4,844
Monro, Inc. 366 11,661
National Vision Holdings, Inc.* 456 8,669
ODP Corp. (The)* 254 12,990
Ross Stores, Inc. 20,035 2,810,510
Sally Beauty Holdings, Inc.* 1,152 14,193
Signet Jewelers Ltd. 353 35,116
Sleep Number Corp.* 437 4,501
Sonic Automotive, Inc., Class
A 231 11,679
Stitch Fix, Inc., Class A* 1,190 3,808
ThredUp, Inc., Class A* 1,413 2,875
Tile Shop Holdings, Inc.* 692 4,491

118 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Specialty Retail
TJX Cos., Inc. (The) 36,650 3,478,452
Ulta Beauty, Inc.* 10,832 5,438,206
Upbound Group, Inc. 301 9,993
Urban Outfitters, Inc.* 479 18,202
Warby Parker, Inc., Class A* 71,674 913,844
Winmark Corp. 40 14,427
22,748,909
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc. 263,581 48,604,336
Dell Technologies, Inc., Class
C 33,924 2,811,621
IonQ, Inc.* 1,465 15,046
Super Micro Computer, Inc.* 408 216,081
Xerox Holdings Corp. 1,711 31,585
51,678,669
Textiles, Apparel & Luxury Goods 0.7%
Allbirds, Inc., Class A* 4,135 3,968
Figs, Inc., Class A* 1,190 6,854
G-III Apparel Group Ltd.* 292 8,786
Hanesbrands, Inc.* 3,013 13,558
Kontoor Brands, Inc. 403 23,624
NIKE, Inc., Class B 57,505 5,838,483
Oxford Industries, Inc. 129 12,246
Rocky Brands, Inc. 159 4,449
Steven Madden Ltd. 583 24,416
Wolverine World Wide, Inc. 1,663 13,903
5,950,287
Tobacco 0.0%
†
Turning Point Brands, Inc. 199 4,834
Universal Corp. 170 9,851
Vector Group Ltd. 2,078 21,757
36,442
Trading Companies & Distributors 0.4%
Applied Industrial
Technologies, Inc. 369 65,114
Beacon Roofing Supply, Inc.* 652 54,044
BlueLinx Holdings, Inc.* 122 14,071
Boise Cascade Co. 455 61,634
DNOW, Inc.* 471 4,752
DXP Enterprises, Inc.* 56 1,804
Fastenal Co. 38,116 2,600,655
FTAI Aviation Ltd. 656 35,391
GATX Corp. 227 27,842
Global Industrial Co. 222 9,442
GMS, Inc.* 528 44,436
H&E Equipment Services, Inc. 300 16,137
Herc Holdings, Inc. 232 34,218
Hudson Technologies, Inc.* 320 4,058
Karat Packaging, Inc. 385 9,286
McGrath RentCorp 177 22,240
Rush Enterprises, Inc., Class A 453 20,344
Rush Enterprises, Inc., Class
B 162 7,658
Textainer Group Holdings Ltd. 462 22,938
Transcat, Inc.* 50 5,502
United Rentals, Inc. 692 432,777
Xometry, Inc., Class A* 320 10,298
3,504,641
Common Stocks
Shares Value ($)
Water Utilities 0.0%
†
American States Water Co. 348 25,961
Cadiz, Inc.* 2,867 7,770
California Water Service
Group 444 20,100
Consolidated Water Co. Ltd. 222 7,088
Middlesex Water Co. 170 9,515
SJW Group 228 13,575
York Water Co. (The) 64 2,296
86,305
Wireless Telecommunication Services 0.7%
Gogo, Inc.* 431 3,814
Spok Holdings, Inc. 397 6,574
Telephone & Data Systems,
Inc. 759 14,581
Tingo Group, Inc.*∞ 1,247 861
T-Mobile US, Inc. 34,806 5,611,771
5,637,601
Total Common Stocks
(cost $754,030,218) 814,216,952
Exchange Traded Funds 2.9%
Equity Funds  2.9%
iShares Russell 1000 ETF 10,647 2,829,653
iShares Russell 2000 ETF 111,065 21,422,218
24,251,871
Total Exchange Traded Funds
(cost $23,963,260) 24,251,871
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Chinook Therapeutics, Inc.,
CVR*^∞ 485 0
Total Rights
(cost $0) 0
Repurchase Agreement 0.0%
†
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $371,389,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$378,816.(b) 371,334 371,334
Total Repurchase Agreement
(cost $371,334) 371,334
Total Investments
(cost $778,364,812) — 99.3% 838,840,157
Other assets in excess of liabilities — 0.7% 6,158,060
NET ASSETS — 100.0%
$ 844,998,217

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 119
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $7,772,815, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $371,334 and by $7,689,873 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 2/13/2024 – 11/15/2052, a total value of $8,061,207.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $371,334.
ADR American Depositary Receipt
AU Australian Dollar
CVR Contingent Value Rights
ETF Exchange Traded Fund
NL Netherlands
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
UK United Kingdom

120 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Fundamental All Cap Equity Portfolio - January 31, 2024 (Unaudited) - Statement of Investments - 121
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 5,723,748 $ – $ – $ 5,723,748
Air Freight & Logistics 4,168,033 – – 4,168,033
Automobile Components 3,754,233 – – 3,754,233
Automobiles 7,677,483 – – 7,677,483
Banks 33,833,922 – – 33,833,922
Beverages 7,445,832 – – 7,445,832
Biotechnology 23,807,879 – – 23,807,879
Broadline Retail 23,731,443 – – 23,731,443
Building Products 4,712,877 – – 4,712,877
Capital Markets 18,381,271 – – 18,381,271
Chemicals 16,038,419 – – 16,038,419
Commercial Services & Supplies 1,540,261 – – 1,540,261
Communications Equipment 3,220,735 – – 3,220,735
Construction & Engineering 360,693 – – 360,693
Construction Materials 897,395 – – 897,395
Consumer Finance 5,660,553 – – 5,660,553
Consumer Staples Distribution & Retail 5,951,294 – – 5,951,294
Containers & Packaging 4,258,278 – – 4,258,278
Distributors 4,528 – – 4,528
Diversified Consumer Services 257,734 – – 257,734
Diversified REITs 132,328 – – 132,328
Diversified Telecommunication Services 6,216,609 – – 6,216,609
Electric Utilities 9,937,569 – – 9,937,569
Electrical Equipment 7,418,456 – – 7,418,456
Electronic Equipment, Instruments &
Components 8,450,467 – – 8,450,467
Energy Equipment & Services 1,660,593 – – 1,660,593
Entertainment 10,019,695 – – 10,019,695
Financial Services 29,754,654 – – 29,754,654
Food Products 6,794,548 – – 6,794,548
Gas Utilities 193,870 – – 193,870
Ground Transportation 11,368,430 – – 11,368,430
Health Care Equipment & Supplies 17,931,728 – – 17,931,728
Health Care Providers & Services 21,085,918 – – 21,085,918
Health Care REITs 2,282,999 – – 2,282,999
Health Care Technology 95,358 – – 95,358
Hotel & Resort REITs 191,909 – – 191,909
Hotels, Restaurants & Leisure 19,828,589 – – 19,828,589
Household Durables 4,709,242 – – 4,709,242
Household Products 14,968,843 – – 14,968,843
Independent Power and Renewable
Electricity Producers 428,801 – – 428,801
Industrial Conglomerates 6,248,229 – – 6,248,229
Industrial REITs 3,152,572 – – 3,152,572
Insurance 32,786,429 – – 32,786,429
Interactive Media & Services 44,293,926 – – 44,293,926
IT Services 7,698,788 – – 7,698,788
Leisure Products 82,411 – – 82,411
Life Sciences Tools & Services 15,147,970 – – 15,147,970
Machinery 24,245,993 – – 24,245,993
Marine Transportation 67,052 – – 67,052
Media 142,730 – – 142,730
Metals & Mining 5,414,382 – – 5,414,382
Mortgage Real Estate Investment Trusts
(REITs) 246,476 – – 246,476
Multi-Utilities 7,976,054 – – 7,976,054
Office REITs 155,011 – – 155,011
Oil, Gas & Consumable Fuels 31,467,967 – – 31,467,967
Paper & Forest Products 21,172 – – 21,172

122 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Passenger Airlines $ 1,160,214 $ – $ – $ 1,160,214
Personal Care Products 3,747,804 – – 3,747,804
Pharmaceuticals 24,116,180 – – 24,116,180
Professional Services 3,815,677 – – 3,815,677
Real Estate Management & Development 163,458 – – 163,458
Residential REITs 4,490,282 – – 4,490,282
Retail REITs 256,973 – – 256,973
Semiconductors & Semiconductor
Equipment 60,921,341 – – 60,921,341
Software 97,866,334 – – 97,866,334
Specialized REITs 3,991,456 – – 3,991,456
Specialty Retail 22,748,909 – – 22,748,909
Technology Hardware, Storage &
Peripherals 51,678,669 – – 51,678,669
Textiles, Apparel & Luxury Goods 5,950,287 – – 5,950,287
Tobacco 36,442 – – 36,442
Trading Companies & Distributors 3,504,641 – – 3,504,641
Water Utilities 86,305 – – 86,305
Wireless Telecommunication Services 5,636,740 861 – 5,637,601
Total Common Stocks $ 814,216,091 $ 861 $ – $ 814,216,952
Exchange Traded Funds 24,251,871 – – 24,251,871
Repurchase Agreement – 371,334 – 371,334
Rights – – – –
Total $ 838,467,962 $ 372,195 $ – $ 838,840,157
As of January 31, 2024, the fund held one rights investment that was categorized as a Level 3 investment which was valued at
$0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Amundi Strategic Income Fund - January 31, 2024 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 13 .2%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 2 .1%
Other 2 .1%
ACREC Ltd., Series 2021-
FL1, Class A, 6.60%,
10/16/2036(a)(b) 2,251,414 2,233,803
FS Rialto, Series 2021-
FL3, Class A, 6.70%,
11/16/2036(a)(b) 2,310,000 2,294,762
HGI CRE CLO Ltd., Series
2021-FL2, Class A,
6.45%, 9/17/2036(a)(b) 657,839 651,412
MF1 Ltd., Series 2021-
FL7, Class D, 8.00%,
10/16/2036(a)(b) 475,000 450,960
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 7.68%,
2/20/2030(a)(b) 350,000 345,277
5,976,214
UNITED STATES 11 .1%
Airlines 0 .3%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 129,750 115,758
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(b) 918,217 771,312
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 110,644 108,071
995,141
Automobiles 4 .9%
American Credit
Acceptance Receivables
Trust
Series 2021-1, Class F,
4.01%, 11/15/2027(b) 1,100,000 1,089,771
Series 2023-4, Class C,
6.99%, 9/12/2030(b) 2,110,000 2,165,919
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class
C, 6.48%, 6/20/2030(b) 610,000 614,528
Ford Credit Auto Lease
Trust, Series 2023-
B, Class C, 6.43%,
4/15/2027 1,420,000 1,452,776
Foursight Capital
Automobile Receivables
Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(b) 290,000 271,699
Series 2021-2, Class F,
4.19%, 2/15/2029(b) 240,000 220,682
GLS Auto Select
Receivables Trust,
Series 2024-1A, Class
D, 6.43%, 1/15/2031(b) 980,000 981,536
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(b) 770,000 747,642
Series 2021-3, Class F,
3.69%, 2/26/2029(b) 550,000 526,925
Octane Receivables Trust,
Series 2023-1A, Class
D, 7.76%, 3/20/2030(b) 1,500,000 1,545,058
Prestige Auto Receivables
Trust, Series 2023-
2A, Class D, 7.71%,
8/15/2029(b) 1,020,000 1,055,256
Santander Bank Auto
Credit-Linked Notes,
Series 2022-A, Class D,
9.97%, 5/15/2032(b) 625,000 644,180
Santander Drive Auto
Receivables Trust,
Series 2024-1, Class C,
5.45%, 3/15/2030 830,000 836,307
Tricolor Auto Securitization
Trust, Series 2021-
1A, Class F, 5.08%,
5/15/2028(b) 2,250,000 2,207,892
14,360,171
Credit Card 0 .2%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(b) 725,000 711,078
Equipment Loans & Leases 0 .6%
NMEF Funding LLC
Series 2021-A, Class D,
5.78%, 12/15/2027(b) 500,000 492,782
Series 2023-A, Class C,
8.04%, 6/17/2030(b) 1,300,000 1,297,072
Home Equity 2 .1%
FIGRE Trust, Series 2023-
HE3, Class A, 6.44%,
1/25/2042(b) 1,360,037 1,383,126
Saluda Grade Alternative
Mortgage Trust, Series
2023-FIG4, Class A,
6.72%, 11/25/2053(a)(b) 3,237,304 3,296,133
Towd Point HE Trust,
Series 2021-HE1, Class
M1, 1.50%, 2/25/2063(a)
(b) 1,552,763 1,478,191
6,157,450
Other 3 .0%
ACHV ABS TRUST, Series
2023-3PL, Class A,
6.60%, 8/19/2030(b) 332,805 332,879
Arbor Realty Commercial
Real Estate Notes Ltd.
Series 2021-FL1, Class
A, 6.42%, 12/15/2035(a)
(b) 1,711,269 1,699,827

2 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-FL4, Class
E, 8.85%, 11/15/2036(a)
(b) 775,000 724,058
Home Partners of America
Trust, Series 2019-
1, Class F, 4.10%,
9/17/2039(b) 802,462 679,265
Pagaya AI Debt Trust
Series 2023-3, Class A,
7.60%, 12/16/2030(b) 1,590,934 1,599,662
Series 2023-5, Class A,
7.18%, 4/15/2031(b) 992,885 996,304
Progress Residential Trust
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 900,658
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 713,541
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 334,697
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(b) 570,000 546,069
Tricon Residential Trust,
Series 2022-SFR2,
Class E, 7.51%,
7/17/2040(b) 345,000 352,471
8,879,431
32,893,125
Total Asset-Backed Securities
(cost  $39,152,854) 38,869,339
Collateralized Mortgage Obligations 10 .5%
BERMUDA 2 .7%
Bellemeade Re Ltd.,
Series 2021-3A,
Class B1, 9.19%,
9/25/2031(a)(b) 1,030,000 1,020,359
Eagle RE Ltd., Series
2021-2, Class M2,
9.59%, 4/25/2034(a)(b) 1,370,000 1,409,744
Home RE Ltd., Series
2023-1, Class M1B,
9.94%, 10/25/2033(a)(b) 510,000 525,864
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
9.81%, 7/25/2029(a)(b) 1,520,000 1,537,592
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 9.74%,
4/25/2034(a)(b) 700,000 706,644
Radnor RE Ltd.
Series 2023-1,
Class M1A, 8.04%,
7/25/2033(a)(b) 1,270,000 1,279,369
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
BERMUDA
Radnor RE Ltd.
Series 2023-1,
Class M1B, 9.69%,
7/25/2033(a)(b) 330,000 336,922
Series 2021-1,
Class M2, 8.49%,
12/27/2033(a)(b) 1,230,000 1,241,307
8,057,801
0
UNITED STATES 7 .8%
Connecticut Avenue
Securities Trust
Series 2022-R02,
Class 2M2, 8.34%,
1/25/2042(a)(b) 330,000 338,250
Series 2023-R03,
Class 2M1, 7.84%,
4/25/2043(a)(b) 1,074,847 1,098,384
Series 2023-R06,
Class 1M1, 7.04%,
7/25/2043(a)(b) 596,677 602,877
Eagle RE Ltd., Series
2023-1, Class M1B,
9.29%, 9/26/2033(a)(b) 2,060,000 2,111,675
FARM Mortgage Trust,
Series 2021-1, Class B,
3.24%, 7/25/2051(a)(b) 306,941 224,079
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 10,464 141
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 117,446 4,032
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 312,635 11,385
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 16,381 249
FHLMC STACR REMIC
Trust
Series 2022-DNA1,
Class M2, 7.84%,
1/25/2042(a)(b) 180,000 181,671
Series 2023-DNA1,
Class M1A, 7.44%,
3/25/2043(a)(b) 1,903,577 1,937,748
Series 2023-DNA2,
Class M1A, 7.44%,
4/25/2043(a)(b) 2,002,833 2,048,899
Series 2020-HQA5,
Class B2, 12.74%,
11/25/2050(a)(b) 630,000 738,882
Series 2020-DNA6,
Class B2, 10.99%,
12/25/2050(a)(b) 790,000 853,123
FHLMC STACR Trust
Series 2018-HQA2,
Class B2, 16.46%,
10/25/2048(a)(b) 1,090,000 1,372,038
Series 2019-DNA3,
Class B2, 13.61%,
7/25/2049(a)(b) 720,000 833,430

Nationwide Amundi Strategic Income Fund - January 31, 2024 (Unaudited) - Statement of Investments - 3
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC STACR Trust
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.21%,
6/1/2051(a)(b) 42,124,826 447,901
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 140,004 4,614
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 150,219 5,599
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 153,293 5,071
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 31,095 1,328
GCAT Trust, Series 2021-
CM1, Class M1, 2.28%,
4/25/2065(a)(b) 530,000 434,749
GNMA REMICS
Series 2013-84,
Class SC, IO, 1.15%,
3/16/2040(a) 41,283 2,325
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 56,330 5,272
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 94,777 14,225
Series 2016-5, Class
CS, IO, 0.70%,
1/20/2046(a) 98,414 9,199
Series 2016-20,
Class SB, IO, 0.65%,
2/20/2046(a) 94,935 8,806
Series 2016-17,
Class JS, IO, 0.65%,
2/20/2046(a) 77,436 7,497
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 56,798 10,517
Series 2016-88,
Class SM, IO, 0.65%,
7/20/2046(a) 101,218 12,856
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 96,414 19,161
Series 2016-118,
Class DS, IO, 0.65%,
9/20/2046(a) 121,271 17,028
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 61,143 10,640
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 1,107,651 203,830
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 381,018 66,541
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
Homeward Opportunities
Fund I Trust, Series
2020-2, Class M1,
3.90%, 5/25/2065(a)(b) 170,000 158,465
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.22%,
7/25/2051(a)(b) 15,706,769 174,409
JP Morgan Mortgage Trust
Series 2021-10, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 29,097,740 170,393
Series 2021-8, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 26,244,487 145,610
Ready Capital Mortgage
Financing LLC, Series
2022-FL8, Class A,
6.99%, 1/25/2037(a)(b) 384,112 383,567
STACR Trust
Series 2018-HRP2,
Class B1, 9.66%,
2/25/2047(a)(b) 1,310,000 1,431,175
Series 2018-HRP2,
Class B2, 15.96%,
2/25/2047(a)(b) 1,380,000 1,685,325
Towd Point Mortgage
Trust, Series 2022-
SJ1, Class B1, 5.25%,
3/25/2062(a)(b) 1,820,000 1,673,191
Triangle Re Ltd., Series
2023-1, Class M1B,
10.59%, 11/25/2033(a)
(b) 1,640,000 1,708,515
Visio Trust, Series 2020-
1R, Class M1, 2.93%,
11/25/2055(b) 350,000 306,592
Vista Point Securitization
Trust, Series 2020-
2, Class M1, 3.40%,
4/25/2065(a)(b) 1,325,000 1,175,618
22,656,882
0
Total Collateralized Mortgage Obligations
(cost $28,826,608) 30,714,683
Commercial Mortgage-Backed Securities 3 .1%
UNITED STATES 3 .1%
BX Trust , Series 2021-
ARIA, Class D, 7.34%,
10/15/2036(a)(b) 850,000 831,937
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.61%,
10/10/2048(a) 1,350,000 1,028,992
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.71%, 11/15/2048(a) 250,000 222,005

4 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC Multifamily
Structured Credit Risk
REMICS
Series 2021-MN1, Class
M2, 9.09%, 1/25/2051(a)
(b) 700,000 673,758
Series 2021-MN3,
Class M2, 9.34%,
11/25/2051(a)(b) 815,000 777,639
GS Mortgage Securities
Corp. Trust
Series 2021-IP, Class D,
7.55%, 10/15/2036(a)(b) 350,000 335,949
Series 2021-IP, Class E,
9.00%, 10/15/2036(a)(b) 150,000 147,387
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 976,740
Med Trust , Series 2021-
MDLN, Class F, 9.45%,
11/15/2038(a)(b) 547,373 537,794
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 420,000 332,558
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 8.71%,
10/25/2049(a)(b) 894,627 876,743
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(b) 1,975,000 1,500,657
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.69%, 10/15/2050(a) 810,000 730,972
Total Commercial Mortgage-Backed
Securities
(cost $9,902,215)
8,973,131
Corporate Bonds 59 .8%
BERMUDA 6 .2%
Financial Services 4 .1%
Alamo Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 7.18%), 12.52%,
6/7/2024(b)(c) 500,000 505,500
Series A, (T-BILL 1MO
+ 7.49%), 12.83%,
6/7/2025(b)(c) 500,000 494,650
Series A, (T-BILL 1MO
+ 8.50%), 13.84%,
6/7/2026(b)(c) 500,000 506,000
Aquila Re I Ltd., Series
A-1, (3 Month Treasury
Bill Rate + 5.25%),
10.55%, 6/8/2026(b)(c) 250,000 252,900
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Aquila Re I Ltd., Series
C-1, (3 Month Treasury
Bill Rate + 9.25%),
14.55%, 6/8/2026(b)(c) 250,000 258,825
Baldwin Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 2.04%), 7.34%,
7/7/2025(b)(c) 250,000 247,875
Cape Lookout Re Ltd.
Series A, (T-BILL 1MO
+ 3.70%), 9.00%,
3/22/2024(b)(c) 250,000 249,750
Series A, (T-BILL 1MO
+ 6.50%), 11.80%,
4/28/2026(b)(c) 750,000 763,650
Citrus Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.75%), 12.08%,
6/7/2026(b)(c) 250,000 256,750
Everglades Re II Ltd.,
Series A-1, (T-BILL
1MO + 6.61%), 11.95%,
5/14/2024(b)(c) 1,000,000 1,011,000
Everglades Re II Ltd.,
Series B-1, (T-BILL
1MO + 7.63%), 12.97%,
5/14/2024(b)(c) 1,000,000 1,013,000
Four Lakes Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 6.50%), 11.80%,
1/7/2026(b)(c) 250,000 257,050
Series A, (3 Month
Treasury Bill Rate
+ 5.75%), 5.75%,
1/7/2027(b)(c) 250,000 253,750
High Point Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.75%), 11.12%,
1/6/2027(b)(c) 250,000 249,100
Hypatia Ltd., Series A,
(3 Month Treasury Bill
Rate + 9.50%), 14.79%,
4/8/2026(b)(c) 250,000 264,500
Locke Tavern Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 4.75%), 4.75%,
4/9/2026(b)(c) 500,000 504,050
Matterhorn Re Ltd., Series
2022, (SOFR + 5.25%),
10.59%, 3/24/2025(b)(c) 750,000 751,500
Mona Lisa Re Ltd., Series
B, (3 Month Treasury
Bill Rate + 12.50%),
17.80%, 1/8/2026(b)(c) 250,000 268,750
Mystic Re IV Ltd., Series
B, (3 Month Treasury
Bill Rate + 11.60%),
11.60%, 1/8/2025(b)(c) 250,000 244,350

Nationwide Amundi Strategic Income Fund - January 31, 2024 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Mystic Re IV Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 9.25%), 14.55%,
1/8/2026(b)(c) 250,000 256,375
Series A, (3 Month
Treasury Bill Rate +
12.00%), 17.35%,
1/8/2027(b)(c) 250,000 249,825
Sanders Re III Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 3.61%), 8.98%,
4/7/2026(b)(c) 500,000 483,000
Series A, (3 Month
Treasury Bill Rate
+ 6.46%), 11.83%,
6/5/2026(b)(c) 500,000 518,000
Series A, (3 Month
Treasury Bill Rate
+ 5.75%), 11.07%,
4/7/2028(b)(c) 1,000,000 999,500
Sanders Re III Ltd., (3
Month Treasury Bill
Rate + 5.75%), 11.12%,
4/7/2027(b)(c) 250,000 251,875
Topanga Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 3.31%), 8.61%,
1/8/2026(b)(c) 400,000 370,520
Ursa Re Ltd., Series Aa,
(3 Month Treasury Bill
Rate + 5.50%), 10.88%,
12/6/2025(b)(c) 250,000 253,050
Veraison Re Ltd., Series A,
(T-BILL 1MO + 0.50%),
0.00%, 3/8/2027(b)(c) 500,000 500,000
12,235,095
Insurance 1 .9%
Blue Ridge Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.25%), 10.62%,
1/8/2027(b)(c) 250,000 252,100
Blue Ridge Re Ltd.,
Series B, (T-BILL 1MO
+ 8.00%), 13.37%,
1/8/2027(b)(c) 250,000 249,775
Bonanza RE Ltd., Series
2020, (3 Month Treasury
Bill Rate + 4.87%),
10.25%, 2/20/2024(b)(c) 450,000 449,550
Bonanza RE Ltd., Series
2022, (3 Month Treasury
Bill Rate + 5.78%),
11.16%, 3/16/2025(b)(c) 250,000 235,250
Bonanza RE Ltd., Series
A, (3 Month Treasury Bill
Rate + 8.25%), 13.63%,
1/8/2026(b)(c) 250,000 251,225
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
First Coast Re IV Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 9.00%), 9.00%,
4/7/2026(b)(c) 250,000 252,875
FloodSmart Re Ltd.,
Series A, (T-BILL 1MO
+ 16.25%), 21.62%,
3/11/2026(b)(c) 500,000 501,600
Integrity Re Ltd., Series A,
(T-BILL 1MO + 12.00%),
17.36%, 6/6/2025(b)(c) 250,000 258,250
Merna Reinsurance II
Ltd., Series CAT, (3
Month Treasury Bill
Rate + 3.81%), 9.11%,
4/7/2025(b)(c) 500,000 500,150
Merna Reinsurance II
Ltd., Series A, (3 Month
Treasury Bill Rate
+ 7.75%), 13.05%,
7/7/2026(b)(c) 250,000 254,600
Merna Reinsurance II
Ltd., Series B, (3 Month
Treasury Bill Rate +
10.25%), 15.55%,
7/7/2026(b)(c) 250,000 268,775
Purple Re Ltd., Series A,
(T-BILL 1MO + 10.00%),
15.36%, 6/5/2026(b)(c) 250,000 255,375
Solomon Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.25%), 10.61%,
6/8/2026(b)(c) 500,000 514,200
Titania RE Ltd., Series A,
(T-BILL 1MO + 12.25%),
17.59%, 2/27/2026(b)(c) 250,000 271,375
Torrey Pines Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 5.00%), 10.37%,
6/5/2026(b)(c) 250,000 251,575
Torrey Pines Re Pte.
Ltd., Series A, (3
Month Treasury Bill
Rate + 4.18%), 9.55%,
6/7/2024(b)(c) 500,000 495,850
5,262,525
Metals & Mining 0 .2%
Galileo Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 7.00%), 12.37%,
1/8/2026(b)(c) 250,000 253,775

6 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Metals & Mining
Galileo Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.00%), 12.37%,
1/7/2028(b)(c) 250,000 253,900
507,675
18,005,295
BRAZIL 0 .8%
Electric Utilities 0 .2%
Light Servicos de
Eletricidade SA, 4.38%,
6/18/2026(b)(d) 995,000 453,969
Food Products 0 .3%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 1,210,000 996,371
Oil, Gas & Consumable Fuels 0 .3%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 1,026,812 789,435
2,239,775
CAMEROON 0 .1%
Oil, Gas & Consumable Fuels 0 .1%
Golar LNG Ltd., 7.00%,
10/20/2025(b) 346,055 340,864
CANADA 2 .3%
Banks 1 .2%
Bank of Nova Scotia
(The), (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.05%), 4.59%,
5/4/2037(c) 1,455,000 1,320,739
Federation des Caisses
Desjardins du Quebec
5.70%, 3/14/2028(b)(e) 705,000 723,143
5.25%, 4/26/2029(b) 1,730,000 1,746,007
3,789,889
Commercial Services & Supplies 0 .6%
Element Fleet
Management Corp.,
6.32%, 12/4/2028(b) 1,605,000 1,667,891
Multi-Utilities 0 .2%
Algonquin Power & Utilities
Corp., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.25%), 4.75%,
1/18/2082(c)(e) 705,000 609,954
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Oil, Gas & Consumable Fuels 0 .3%
Enbridge, Inc., (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
4.43%), 8.50%,
1/15/2084(c) 928,000 992,120
7,059,854
CAYMAN ISLANDS 0 .7%
Financial Services 0 .1%
Long Point Re IV Ltd.,
Series 2022, (3 Month
Treasury Bill Rate
+ 4.25%), 9.64%,
6/1/2026(b)(c) 250,000 248,750
Insurance 0 .6%
Residential Reinsurance
2020 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 8.66%), 14.03%,
12/6/2024(b)(c) 250,000 244,800
Residential Reinsurance
2021 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 5.28%), 10.65%,
12/6/2025(b)(c) 500,000 475,300
Vitality Re XII Ltd., Series
B, (3 Month Treasury Bill
Rate + 2.75%), 8.05%,
1/7/2025(b)(c) 250,000 246,425
Vitality Re XIII Ltd., Series
A, (3 Month Treasury Bill
Rate + 2.00%), 7.30%,
1/6/2026(b)(c) 250,000 245,800
Vitality Re XIII Ltd., Series
B, (3 Month Treasury Bill
Rate + 2.75%), 8.05%,
1/6/2026(b)(c) 300,000 290,910
Vitality Re XIV Ltd., Series
A, (3 Month Treasury Bill
Rate + 3.50%), 8.80%,
1/5/2027(b)(c) 500,000 499,750
2,002,985
2,251,735
COLOMBIA 0 .3%
Passenger Airlines 0 .3%
ABRA Global Finance,
6.00%, 3/2/2028(b)(f) 1,363,518 992,557
FINLAND 0 .5%
Banks 0 .5%
Nordea Bank Abp,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(b)(c)(g) 1,840,000 1,488,199

Nationwide Amundi Strategic Income Fund - January 31, 2024 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE 1 .5%
Banks 1 .3%
BNP Paribas SA, (SOFR
+ 1.52%), 5.18%,
1/9/2030(b)(c) 2,055,000 2,067,358
Societe Generale SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(c) 1,400,000 1,400,158
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.90%), 4.03%,
1/21/2043(b)(c) 379,000 274,802
3,742,318
Diversified Telecommunication Services 0 .2%
Altice France SA, 5.13%,
7/15/2029(b)(e) 930,000 679,918
4,422,236
GERMANY 0 .5%
Automobiles 0 .5%
Mercedes-Benz Finance
North America LLC,
5.05%, 8/3/2033(b) 1,610,000 1,629,890
GHANA 0 .3%
Oil, Gas & Consumable Fuels 0 .3%
Tullow Oil plc, 10.25%,
5/15/2026(b) 855,000 787,335
HONG KONG 0 .1%
Financial Services 0 .1%
Black Kite Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 6.85%), 12.22%,
6/9/2025(b)(c) 250,000 251,500
IRELAND 1 .1%
Consumer Finance 0 .9%
AerCap Ireland Capital
DAC, 3.30%, 1/30/2032 545,000 467,131
Avolon Holdings Funding
Ltd., 6.38%, 5/4/2028(b) 2,025,000 2,070,800
2,537,931
Financial Services 0 .2%
Atlas Capital DAC, Series
A, (SOFR + 7.25%),
12.61%, 6/5/2026(b)(c) 250,000 254,125
Queen Street 2023 RE
DAC, Series A, (3
Month Treasury Bill
Rate + 7.50%), 12.86%,
12/8/2025(b)(c) 250,000 259,625
513,750
3,051,681
Corporate Bonds
Principal
Amount ($) Value ($)
ITALY 2 .2%
Banks 1 .6%
Intesa Sanpaolo SpA
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 4.40%), 8.25%,
11/21/2033(b)(c) 760,000 833,435
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.90%), 7.78%,
6/20/2054(b)(c) 1,435,000 1,470,460
UniCredit SpA, (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(c) 2,260,000 2,214,710
4,518,605
Electric Utilities 0 .6%
Enel Finance International
NV, 5.00%, 6/15/2032(b) 1,915,000 1,873,936
6,392,541
JAPAN 1 .0%
Banks 0 .3%
Mizuho Financial Group,
Inc., (US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.40%), 5.67%,
9/13/2033(c) 950,000 976,163
Capital Markets 0 .7%
Nomura Holdings, Inc.,
5.61%, 7/6/2029(e) 2,000,000 2,042,671
3,018,834
MEXICO 1 .9%
Diversified Telecommunication Services 0 .5%
Total Play
Telecomunicaciones
SA de CV, 6.38%,
9/20/2028(b) 2,915,000 1,272,397
Energy Equipment & Services 0 .2%
Borr IHC Ltd.
10.00%, 11/15/2028(b) 385,000 398,364
10.38%, 11/15/2030(b) 275,000 284,625
682,989
Food Products 0 .2%
Bimbo Bakeries USA, Inc.,
5.38%, 1/9/2036(b) 700,000 705,852
Hotels, Restaurants & Leisure 0 .3%
Grupo Posadas SAB
de CV, 7.00%,
12/30/2027(b)(h) 940,606 787,757
Oil, Gas & Consumable Fuels 0 .3%
Petroleos Mexicanos,
6.70%, 2/16/2032 1,076,000 878,533

8 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Passenger Airlines 0 .4%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(b) 1,210,000 1,159,794
5,487,322
NETHERLANDS 1 .0%
Banks 0 .7%
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(c)(g) 2,160,000 1,600,690
ING Groep NV, (SOFR
+ 2.09%), 6.11%,
9/11/2034(c) 570,000 598,369
2,199,059
Chemicals 0 .3%
OCI NV, 6.70%,
3/16/2033(b) 810,000 810,818
3,009,877
NORWAY 0 .4%
Oil, Gas & Consumable Fuels 0 .4%
Aker BP ASA, 6.00%,
6/13/2033(b) 1,235,000 1,281,169
SINGAPORE 0 .3%
Consumer Finance 0 .3%
Avation Capital SA, 6.50%,
10/31/2026(b)(f) 970,388 825,639
SOUTH KOREA 0 .3%
Semiconductors & Semiconductor Equipment 0 .3%
SK Hynix, Inc., 5.50%,
1/16/2029(b) 755,000 763,219
SPAIN 1 .2%
Banks 1 .2%
Banco Santander SA
6.92%, 8/8/2033 1,400,000 1,478,756
6.94%, 11/7/2033 800,000 886,674
CaixaBank SA, (SOFR
+ 2.77%), 6.84%,
9/13/2034(b)(c) 1,015,000 1,079,585
3,445,015
SWITZERLAND 1 .5%
Capital Markets 1 .1%
UBS Group AG
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(c)(g) 365,000 397,635
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.20%), 5.96%,
1/12/2034(b)(c)(e) 1,110,000 1,149,320
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND
Capital Markets
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.00%), 6.30%,
9/22/2034(b)(c)(e) 365,000 386,618
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.77%), 5.70%,
2/8/2035(b)(c) 1,310,000 1,329,774
3,263,347
Passenger Airlines 0 .4%
VistaJet Malta Finance plc,
9.50%, 6/1/2028(b)(e) 1,570,000 1,330,371
4,593,718
UNITED KINGDOM 3 .7%
Banks 3 .2%
Barclays plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.30%), 7.39%,
11/2/2028(c) 1,025,000 1,095,533
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.00%), 5.75%,
8/9/2033(c) 1,565,000 1,577,462
HSBC Holdings plc,
(SOFR + 3.35%),
7.39%, 11/3/2028(c) 1,030,000 1,105,976
Lloyds Banking Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.91%), 8.00%,
9/27/2029(c)(g) 1,590,000 1,558,848
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.75%), 7.95%,
11/15/2033(c) 870,000 985,332
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.35%), 3.03%,
11/28/2035(c) 1,030,000 865,725
Standard Chartered plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.10%), 6.10%,
1/11/2035(b)(c) 2,000,000 2,042,151
9,231,027

Nationwide Amundi Strategic Income Fund - January 31, 2024 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Financial Services 0 .1%
Sussex Capital UK Pcc
Ltd., (3 Month Treasury
Bill Rate + 8.38%),
13.75%, 1/8/2025(b)(c) 250,000 246,525
Ground Transportation 0 .2%
Ashtead Capital, Inc.,
5.95%, 10/15/2033(b) 470,000 478,684
Hotels, Restaurants & Leisure 0 .1%
Deuce Finco plc, 5.50%,
6/15/2027(b) GBP 370,000 441,353
Oil, Gas & Consumable Fuels 0 .1%
SCC Power plc, 8.00%,
12/31/2028(b)(f) 749,353 346,326
10,743,915
UNITED STATES 31 .9%
Automobiles 1 .1%
Ford Motor Co., 6.10%,
8/19/2032 210,000 210,434
Hyundai Capital America
5.68%, 6/26/2028(b) 515,000 528,856
6.50%, 1/16/2029(b) 695,000 738,783
6.20%, 9/21/2030(b) 995,000 1,056,995
5.40%, 1/8/2031(b)(e) 640,000 652,297
3,187,365
Banks 5 .9%
Bank of America Corp.
(SOFR + 1.91%),
5.29%, 4/25/2034(c) 720,000 724,423
(SOFR + 1.84%),
5.87%, 9/15/2034(c) 1,770,000 1,853,451
Citigroup, Inc., (SOFR
+ 2.66%), 6.17%,
5/25/2034(c) 690,000 715,704
Citizens Financial Group,
Inc., (SOFR + 2.01%),
5.84%, 1/23/2030(c) 445,000 448,092
Comerica Bank, (SOFR
+ 2.61%), 5.33%,
8/25/2033(c) 1,610,000 1,480,114
JPMorgan Chase & Co.
(SOFR + 1.19%),
5.04%, 1/23/2028(c) 625,000 627,673
(SOFR + 2.08%),
4.91%, 7/25/2033(c) 1,010,000 997,011
PNC Financial Services
Group, Inc. (The)
(SOFR + 1.34%),
5.30%, 1/21/2028(c)(e) 470,000 474,161
(SOFR + 1.93%),
5.07%, 1/24/2034(c)(e) 310,000 305,164
(SOFR + 2.28%),
6.88%, 10/20/2034(c) 875,000 972,457
Truist Financial Corp.
(SOFR + 2.45%),
7.16%, 10/30/2029(c) 95,000 102,597
(SOFR + 1.62%),
5.44%, 1/24/2030(c) 190,000 191,619
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(SOFR + 2.24%),
4.92%, 7/28/2033(c) 2,255,000 2,120,937
US Bancorp
(SOFR + 2.11%), 4.97%,
7/22/2033(c) 700,000 664,752
(SOFR + 2.09%),
5.85%, 10/21/2033(c)(e) 1,730,000 1,789,696
Wells Fargo & Co.
(SOFR + 1.99%),
5.56%, 7/25/2034(c) 950,000 969,896
(SOFR + 2.06%),
6.49%, 10/23/2034(c) 525,000 572,747
Wells Fargo Bank NA,
5.25%, 12/11/2026 2,250,000 2,282,274
17,292,768
Capital Markets 2 .1%
Bank of New York Mellon
Corp. (The), (SOFR
+ 1.51%), 4.71%,
2/1/2034(c) 230,000 224,237
Charles Schwab Corp.
(The), (SOFR + 2.50%),
5.85%, 5/19/2034(c)(e) 435,000 450,611
Morgan Stanley
(SOFR + 1.45%),
5.17%, 1/16/2030(c) 275,000 277,366
(SOFR + 2.62%),
5.30%, 4/20/2037(c) 1,690,000 1,657,072
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.43%), 5.95%,
1/19/2038(c) 740,000 755,578
Northern Trust Corp.,
6.13%, 11/2/2032(e) 1,576,000 1,698,773
State Street Corp., (SOFR
+ 1.89%), 5.16%,
5/18/2034(c)(e) 973,000 980,116
6,043,753
Chemicals 1 .1%
Albemarle Corp.
5.05%, 6/1/2032(e) 402,000 390,568
5.65%, 6/1/2052(e) 558,000 519,259
Celanese US Holdings
LLC, 6.70%,
11/15/2033(e) 2,000,000 2,149,901
Trinseo Materials
Operating SCA, 5.13%,
4/1/2029(b) 505,000 196,510
3,256,238
Communications Equipment 0 .1%
Motorola Solutions, Inc.,
5.60%, 6/1/2032 444,000 456,440
Consumer Finance 2 .9%
Ally Financial, Inc.
(SOFR + 3.26%),
6.99%, 6/13/2029(c)(e) 640,000 662,869

10 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Consumer Finance
(SOFR + 2.82%),
6.85%, 1/3/2030(c) 445,000 459,401
8.00%, 11/1/2031 1,499,000 1,658,589
Capital One Financial
Corp.
(SOFR + 1.91%),
5.70%, 2/1/2030(c) 320,000 323,118
(SOFR + 2.60%),
5.82%, 2/1/2034(c) 275,000 274,688
(SOFR + 2.86%),
6.38%, 6/8/2034(c) 770,000 800,054
Ford Motor Credit Co. LLC
7.35%, 3/6/2030 200,000 214,151
3.63%, 6/17/2031 1,500,000 1,290,769
General Motors Financial
Co., Inc.
6.40%, 1/9/2033 1,365,000 1,445,522
6.10%, 1/7/2034 1,455,000 1,500,095
8,629,256
Distributors 0 .3%
Dealer Tire LLC, 8.00%,
2/1/2028(b)(e) 757,000 749,930
Diversified REITs 0 .7%
Simon Property Group LP,
6.25%, 1/15/2034 892,000 965,263
Uniti Group LP, 6.00%,
1/15/2030(b) 1,550,000 1,026,875
1,992,138
Diversified Telecommunication Services 0 .7%
Windstream Escrow LLC,
7.75%, 8/15/2028(b)(e) 2,400,000 2,104,234
Electric Utilities 2 .1%
Duke Energy Corp.,
5.00%, 8/15/2052 1,105,000 1,021,743
NextEra Energy Capital
Holdings, Inc., 5.75%,
9/1/2025 780,000 787,876
PacifiCorp, 5.45%,
2/15/2034 1,460,000 1,479,732
Vistra Operations Co. LLC
7.75%, 10/15/2031(b) 2,035,000 2,113,948
6.95%, 10/15/2033(b) 635,000 671,075
6,074,374
Electrical Equipment 0 .4%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(b) EUR 610,000 583,530
Regal Rexnord Corp.,
6.30%, 2/15/2030(b) 595,000 611,594
1,195,124
Energy Equipment & Services 0 .3%
Kodiak Gas Services LLC,
7.25%, 2/15/2029(b) 310,000 313,708
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Energy Equipment & Services
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(b) 120,000 124,030
Transocean, Inc., 8.75%,
2/15/2030(b) 337,250 349,499
787,237
Financial Services 1 .2%
Gateway Re Ltd.
Series A, (T-BILL 1MO
+ 13.00%), 18.34%,
2/24/2026(b)(c) 250,000 270,625
Series A, (T-BILL 1MO
+ 10.00%), 15.34%,
7/8/2026(b)(c) 500,000 519,950
JPMorgan Chase Bank
NA, 5.11%, 12/8/2026 2,300,000 2,329,404
Lightning Re, Series 2023,
(3 Month Treasury
Bill Rate + 11.00%),
16.36%, 3/31/2026(b)(c) 250,000 263,100
PennyMac Financial
Services, Inc., 7.88%,
12/15/2029(b) 250,000 257,488
3,640,567
Food Products 0 .4%
JBS USA LUX SA
5.75%, 4/1/2033 355,000 351,471
6.50%, 12/1/2052 705,000 703,827
1,055,298
Gas Utilities 0 .4%
KeySpan Gas East Corp.,
5.99%, 3/6/2033(b) 1,035,000 1,048,931
Health Care REITs 0 .6%
MPT Operating
Partnership LP, 3.50%,
3/15/2031(e) 3,020,000 1,851,377
Hotels, Restaurants & Leisure 2 .8%
Carnival Corp., 6.00%,
5/1/2029(b)(e) 2,595,000 2,513,458
Darden Restaurants, Inc.,
6.30%, 10/10/2033(e) 2,610,000 2,778,739
Hilton Grand Vacations
Borrower Escrow LLC,
6.63%, 1/15/2032(b) 785,000 786,654
Viking Cruises Ltd., 7.00%,
2/15/2029(b) 1,675,000 1,672,387
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(b)(e) 505,000 491,744
8,242,982
Insurance 1 .2%
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(b)(c) 2,410,000 1,997,211

Nationwide Amundi Strategic Income Fund - January 31, 2024 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 463,069
Metropolitan Life Global
Funding I, 5.15%,
3/28/2033(b) 685,000 692,366
Residential Reinsurance
2023 Ltd., Series 5,
(T-BILL 1MO + 5.75%),
0.50%, 12/6/2027(b)(c) 250,000 251,750
Residential Reinsurance
2023 Ltd., Series 3,
(T-BILL 1MO + 8.50%),
0.50%, 12/6/2027(b)(c) 250,000 251,025
3,655,421
Media 1 .5%
Charter Communications
Operating LLC, 6.65%,
2/1/2034(e) 3,290,000 3,426,030
CSC Holdings LLC
11.75%, 1/31/2029(b) 500,000 507,865
4.63%, 12/1/2030(b) 800,000 408,905
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b)(d) 322,000 22,540
4,365,340
Office REITs 0 .9%
Corporate Office
Properties LP, 2.90%,
12/1/2033 1,850,000 1,445,945
Highwoods Realty LP
3.05%, 2/15/2030 834,000 706,123
2.60%, 2/1/2031(e) 466,000 369,841
2,521,909
Oil, Gas & Consumable Fuels 1 .7%
Civitas Resources, Inc.
8.38%, 7/1/2028(b) 1,540,000 1,619,637
8.75%, 7/1/2031(b) 540,000 574,076
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(c)(g) 859,000 830,353
Energy Transfer LP,
6.55%, 12/1/2033 1,240,000 1,337,042
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(b) 587,000 569,344
4,930,452
Passenger Airlines 0 .1%
American Airlines, Inc.,
5.75%, 4/20/2029(b) 190,000 186,586
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Personal Care Products 0 .5%
Coty, Inc., 5.75%,
9/15/2028(b) EUR 1,300,000 1,459,983
Pharmaceuticals 0 .0%
†
Tricida, Inc.
3.50%, 5/15/2027^∞ 1,430,000 0
Real Estate Management & Development 0 .4%
Kennedy-Wilson, Inc.,
4.75%, 2/1/2030(e) 1,565,000 1,270,952
Residential REITs 1 .7%
Sun Communities
Operating LP
5.50%, 1/15/2029 3,630,000 3,664,687
5.70%, 1/15/2033 1,330,000 1,342,225
5,006,912
Semiconductors & Semiconductor Equipment 0 .1%
Foundry JV Holdco LLC,
5.88%, 1/25/2034(b) 410,000 422,203
Wireless Telecommunication Services 0 .7%
T-Mobile USA, Inc.
5.05%, 7/15/2033 1,110,000 1,111,279
5.75%, 1/15/2034(e) 790,000 832,312
1,943,591
93,371,361
Total Corporate Bonds
(cost $177,436,385) 175,453,531
Mortgage-Backed Securities 9 .4%
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 2/25/2054 2,700,000 2,736,967
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.50%, 2/25/2054 8,000,000 6,726,696
3.00%, 2/25/2054 8,000,000 7,001,250
5.50%, 2/25/2054 4,200,000 4,211,955
6.50%, 2/25/2054 2,700,000 2,763,896
GNMA TBA
6.00%, 2/15/2054 2,800,000 2,842,706
6.50%, 2/15/2054 1,400,000 1,430,929
Total Mortgage-Backed Securities
(cost $27,534,527) 27,714,399
Foreign Government Security 0 .6%
SAUDI ARABIA 0 .6%
Kingdom of Saudi Arabia,
5.75%, 1/16/2054 (b) 1,665,000 1,636,212
Total Foreign Government Security
(cost $1,628,257) 1,636,212

12 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Supranational 0 .1%
Principal
Amount ($) Value ($)
International Bank for
Reconstruction &
Development(CME
Term SOFR 3 Month
+ 10.18%), , 15.58%,
3/13/2024(b)(c) 250,000 249,750
Total Supranational
(cost $252,991) 249,750
Common Stock 0 .1%
Shares
MEXICO 0 .1%
Passenger Airlines 0 .1%
Grupo Aeromexico SAB de
CV *^∞ 21,107 275,924
Total Common Stock
(cost $345,000) 275,924
Warrants 0 .0%
†
Number of
Warrants
UNITED KINGDOM 0 .0%
†
Trading Companies & Distributors 0 .0%
†
Avation plc, expiring
10/31/2026* 21,088 5,345
Total Warrants
(cost $0)
5,345
Loan Participations 0 .4%
Principal
Amount ($)
UNITED STATES 0 .4%
Media 0 .4%
Directv Financing LLC,
Term Loan B, (CME
Term SOFR 3 Month
+ 0.00%), 10.83%,
8/2/2029 (c) 530,000 529,338
Radiate Holdco LLC,
Term Loan B, (CME
Term SOFR 1 Month
+ 3.25%), 8.71%,
9/25/2026 (c) 818,300 661,800
1,191,138
0
Total Loan Participations
(cost $1,341,280)
1,191,138
Convertible Bond 0 .3%
Passenger Airlines 0 .3%
Air Canada, 4.00%,
7/1/2025 803,000 875,757
Total Convertible Bond
(cost  $830,702) 875,757
Short-Term Investment 6 .3%
Principal
Amount ($) Value ($)
U.S. Treasury Obligation 6 .3%
U.S. Treasury Bills,0.00%
2/27/2024 18,500,000 18,429,687
Total Short-Term Investment
(cost $18,429,627)
18,429,687
Repurchase Agreements 3 .8%
CF Secured, LLC 5.31%,
dated 1/31/2024, due
2/1/2024, repurchase
price $4,140,950,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$4,223,769. (i) 4,140,339 4,140,339
Natixis Securities
Americas LLC 5.29%,
dated 1/31/2024, due
2/1/2024, repurchase
price $3,821,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.13%, maturing
2/15/2024 - 2/15/2033;
total market value
$3,897. (i) 3,820 3,820
Societe Generale 5.28%,
dated 1/31/2024, due
2/1/2024, repurchase
price $7,019,392,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 4.13%, maturing
6/15/2026 - 7/31/2028;
total market value
$7,158,730. (i) 7,018,363 7,018,363
Total Repurchase
Agreements
(cost $11,162,522)
11,162,522
Total Investments
(cost $316,842,968) — 107.6% 315,551,418
Liabilities in excess of other assets — (7.6)% (22,165,109)
NET ASSETS — 100.0%
$ 293,386,309

Nationwide Amundi Strategic Income Fund - January 31, 2024 (Unaudited) - Statement of Investments - 13
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  The interest rate shown was the current rate as of
January 31, 2024.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of January 31, 2024 was $167,642,173 which
represents 57.14% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of January 31, 2024.
(d) Security in default.
(e) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan
as of January 31, 2024 was $16,023,542, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $11,162,522 and by
$6,601,100 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 2/29/2024 –
8/15/2053, a total value of $17,763,622.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on January
31, 2024. The maturity date reflects the next call date.
(h) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of January 31, 2024.
(i) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2024 was
$11,162,522.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

14 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of January 31, 2024
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
41-V2 5.00 Quarterly 12/20/2028 3.59 USD 48,500,000 (198,040) (2,795,077) (2,993,117)
(198,040) (2,795,077) (2,993,117)
Centrally Cleared Credit default swap contracts outstanding - sell protection as of January 31, 2024
5
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
41-V2 5.00 Quarterly 12/20/2028 3.59 USD 1,900,000 100,378 16,878 117,256
Total unrealized depreciation 100,378 16,878 117,256
As of January 31, 2024, the Fund had $2,228,644 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
5 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
Currency:
USD United States dollar

Nationwide Amundi Strategic Income Fund - January 31, 2024 (Unaudited) - Statement of Investments - 15
Forward Foreign Currency Contracts outstanding as of January 31, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 2,466,563 EUR 2,265,305 HSBC Bank, N.A. 2/20/2024 16,565
Total unrealized appreciation 16,565
EUR 414,169 USD 449,512 Brown Brothers Harriman & Co. 2/20/2024 (1,575)
USD 408,308 GBP 322,648 JPMorgan Chase Bank NA 2/20/2024 (644)
USD 271,725 MXN 4,750,841 Morgan Stanley Co., Inc. 3/27/2024 (1,827)
Total unrealized depreciation (4,046)
Net unrealized appreciation 12,519
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of January 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 51 3/2024 USD 10,488,469 77,887
Total long contracts 77,887
Short Contracts
Euro-Bobl (8) 3/2024 EUR (1,024,763) (6,415)
Euro-Bund (23) 3/2024 EUR (3,376,701) (53,549)
U.S. Treasury 5 Year Note (158) 3/2024 USD (17,125,719) (63,075)
U.S. Treasury 10 Year Note (70) 3/2024 USD (7,862,969) (211,318)
U.S. Treasury 10 Year Ultra Note (615) 3/2024 USD (71,878,125) (1,859,475)
U.S. Treasury Long Bond (15) 3/2024 USD (1,835,156) (36,129)
U.S. Treasury Ultra Bond (52) 3/2024 USD (6,719,375) (94,044)
Total short contracts (2,324,005)
Net contracts (2,246,118)
As of January 31, 2024, the Fund had $2,706,749 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

16 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 38,869,339 $ – $ 38,869,339
Collateralized Mortgage Obligations – 30,714,683 – 30,714,683
Commercial Mortgage-Backed Securities – 8,973,131 – 8,973,131
Common Stock – – 275,924 275,924
Convertible Bond – 875,757 – 875,757
Corporate Bonds
Automobiles – 4,817,255 – 4,817,255
Banks – 46,683,043 – 46,683,043
Capital Markets – 11,349,771 – 11,349,771

Nationwide Amundi Strategic Income Fund - January 31, 2024 (Unaudited) - Statement of Investments - 17
Level 1 Level 2 Level 3 Total
Assets:
Chemicals – $ 4,067,056 $ – $ 4,067,056
Commercial Services & Supplies – 1,667,891 – 1,667,891
Communications Equipment – 456,440 – 456,440
Consumer Finance – 11,992,826 – 11,992,826
Distributors – 749,930 – 749,930
Diversified REITs – 1,992,138 – 1,992,138
Diversified Telecommunication Services – 4,056,549 – 4,056,549
Electric Utilities – 8,402,279 – 8,402,279
Electrical Equipment – 1,195,124 – 1,195,124
Energy Equipment & Services – 1,470,226 – 1,470,226
Financial Services – 17,136,187 – 17,136,187
Food Products – 2,757,521 – 2,757,521
Gas Utilities – 1,048,931 – 1,048,931
Ground Transportation – 478,684 – 478,684
Health Care REITs – 1,851,377 – 1,851,377
Hotels, Restaurants & Leisure – 9,472,092 – 9,472,092
Insurance – 10,920,931 – 10,920,931
Media – 4,365,340 – 4,365,340
Metals & Mining – 507,675 – 507,675
Multi-Utilities – 609,954 – 609,954
Office REITs – 2,521,909 – 2,521,909
Oil, Gas & Consumable Fuels – 10,346,234 – 10,346,234
Passenger Airlines – 3,669,308 – 3,669,308
Personal Care Products – 1,459,983 – 1,459,983
Pharmaceuticals – – – –
Real Estate Management & Development – 1,270,952 – 1,270,952
Residential REITs – 5,006,912 – 5,006,912
Semiconductors & Semiconductor
Equipment – 1,185,422 – 1,185,422
Wireless Telecommunication Services – 1,943,591 – 1,943,591
Total Corporate Bonds $ – $ 175,453,531 $ – $ 175,453,531
Credit Default Swaps† – 16,878 – 16,878
Foreign Government Security – 1,636,212 – 1,636,212
Forward Foreign Currency Contracts – 16,565 – 16,565
Futures Contracts 77,887 – – 77,887
Loan Participations – 1,191,138 – 1,191,138
Mortgage-Backed Securities – 27,714,399 – 27,714,399
Repurchase Agreements – 11,162,522 – 11,162,522
Short-Term Investment – 18,429,687 – 18,429,687
Supranational – 249,750 – 249,750
Warrants 5,345 – – 5,345
Total Assets $ 83,232 $ 315,303,592 $ 275,924 $ 315,662,748
Liabilities:
Credit Default Swaps† $ – $ (2,795,077) $ – $ (2,795,077)
Forward Foreign Currency Contracts – (4,046) – (4,046)
Futures Contracts (2,324,005) – – (2,324,005)
Total Liabilities $ (2,324,005) $ (2,799,123) $ – $ (5,123,128)
Total $ (2,240,773) $ 312,504,469 $ 275,924 $ 310,539,620
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of January 31, 2024, the fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.

18 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2024 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Common
Stocks Total
Balance as of 10/31/2023 $ 187,316 $ 187,316
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 88,608 88,608
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 1/31/2024 $ 275,924 $ 275,924
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2024 $ 88,608 $ 88,608

Nationwide Amundi Strategic Income Fund - January 31, 2024 (Unaudited) - Statement of Investments - 19
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2024:

20 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Amundi Strategic Income Fund
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2024:
Assets: Fair Value
Swap Contracts†
Credit risk Unrealized appreciation from centrally cleared swap contracts $ 16,878
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 16,565
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 77,887
Total $ 111,330
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (2,795,077)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (4,046)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (2,324,005)
Total $ (5,123,128)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard International Equities Fund - January 31, 2024 (Unaudited) - Statement of Investments - 21
Common Stocks 98 .7%
Shares Value ($)
AUSTRALIA 4 .8%
Banks 0 .7%
National Australia Bank Ltd. 65,000 1,379,037
Broadline Retail 0 .7%
Wesfarmers Ltd. 32,000 1,217,496
Capital Markets 0 .7%
Macquarie Group Ltd. 10,000 1,247,304
Consumer Staples Distribution & Retail 0 .5%
Woolworths Group Ltd. 40,000 938,963
Metals & Mining 2 .2%
BHP Group Ltd. 50,000 1,534,416
Fortescue Ltd. 40,000 777,183
Glencore plc 200,000 1,064,199
Rio Tinto plc 12,000 836,723
4,212,521
8,995,321
BRAZIL 1 .2%
Banks 0 .4%
Banco do Brasil SA 60,000 683,635
Chemicals 0 .4%
Yara International ASA 20,000 659,083
Oil, Gas & Consumable Fuels 0 .4%
Petroleo Brasileiro SA, ADR 50,000 853,500
2,196,218
CHINA 0 .7%
Automobiles 0 .2%
BYD Co. Ltd., Class H 15,000 334,331
Broadline Retail 0 .3%
Alibaba Group Holding Ltd., ADR 7,000 505,190
Interactive Media & Services 0 .2%
Tencent Holdings Ltd. 15,000 521,701
1,361,222
COLOMBIA 0 .3%
Oil, Gas & Consumable Fuels 0 .3%
Ecopetrol SA, ADR (a) 40,000 481,200
DENMARK 4 .9%
Air Freight & Logistics 0 .4%
DSV A/S 4,000 715,229
Banks 0 .6%
Danske Bank A/S 40,000 1,076,270
Beverages 0 .6%
Carlsberg A/S, Class B 8,000 1,028,943
Marine Transportation 0 .6%
AP Moller - Maersk A/S, Class B 600 1,106,538
Pharmaceuticals 2 .7%
Novo Nordisk A/S, Class B 46,000 5,253,672
9,180,652
FRANCE 10 .6%
Aerospace & Defense 0 .4%
Airbus SE 4,500 718,620
Banks 0 .5%
BNP Paribas SA 15,000 1,008,612
Building Products 0 .8%
Cie de Saint-Gobain SA 20,000 1,416,288
Common Stocks
Shares Value ($)
FRANCE
Chemicals 1 .3%
Air Liquide SA 13,000 2,436,705
Insurance 0 .6%
AXA SA 35,000 1,178,327
IT Services 0 .9%
Capgemini SE 7,500 1,678,939
Media 0 .7%
Publicis Groupe SA 13,000 1,304,866
Oil, Gas & Consumable Fuels 1 .5%
TotalEnergies SE 40,000 2,605,121
Personal Care Products 1 .3%
L'Oreal SA 5,000 2,397,650
Software 0 .4%
Dassault Systemes SE 15,000 781,708
Textiles, Apparel & Luxury Goods 2 .2%
Hermes International SCA 900 1,899,805
LVMH Moet Hennessy Louis
Vuitton SE 2,500 2,079,251
3,979,056
19,505,892
GERMANY 8 .1%
Air Freight & Logistics 0 .9%
Deutsche Post AG 33,000 1,587,961
Automobiles 0 .6%
Bayerische Motoren Werke AG 10,000 1,043,121
Construction Materials 0 .6%
Heidelberg Materials AG 12,000 1,113,647
Diversified Telecommunication Services 0 .5%
Deutsche Telekom AG
(Registered) 40,000 983,203
Industrial Conglomerates 1 .4%
Siemens AG (Registered) 15,000 2,702,964
Insurance 1 .4%
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,000 2,554,756
Multi-Utilities 0 .5%
E.ON SE 65,000 882,270
Semiconductors & Semiconductor Equipment 0 .6%
Infineon Technologies AG 32,500 1,185,103
Software 1 .2%
SAP SE 13,000 2,262,387
Textiles, Apparel & Luxury Goods 0 .4%
adidas AG 4,000 761,126
15,076,538
HONG KONG 0 .3%
Insurance 0 .3%
AIA Group Ltd. 75,000 583,167
ISRAEL 0 .4%
Software 0 .4%
Check Point Software
Technologies Ltd. * 5,000 794,650

22 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
ITALY 5 .1%
Automobiles 0 .8%
Ferrari NV 4,000 1,391,555
Banks 2 .1%
Intesa Sanpaolo SpA 550,000 1,701,646
UniCredit SpA 80,000 2,348,023
4,049,669
Electric Utilities 0 .9%
Enel SpA 235,000 1,602,873
Electrical Equipment 0 .8%
Prysmian SpA 35,000 1,537,443
Insurance 0 .5%
Assicurazioni Generali SpA 40,000 894,365
9,475,905
JAPAN 23 .7%
Automobile Components 0 .9%
Denso Corp. 60,000 939,028
Sumitomo Electric Industries Ltd. 60,000 798,456
1,737,484
Automobiles 2 .3%
Honda Motor Co. Ltd. 75,000 838,459
Mazda Motor Corp. 100,000 1,212,154
Suzuki Motor Corp. 20,000 909,952
Toyota Motor Corp. 60,000 1,192,722
4,153,287
Banks 1 .4%
Mitsubishi UFJ Financial Group,
Inc. 200,000 1,875,257
Sumitomo Mitsui Financial Group,
Inc. 15,000 781,628
2,656,885
Beverages 0 .5%
Kirin Holdings Co. Ltd. 65,000 939,462
Chemicals 0 .5%
Shin-Etsu Chemical Co. Ltd. 25,000 985,155
Consumer Staples Distribution & Retail 0 .5%
Seven & i Holdings Co. Ltd. 25,000 995,281
Electrical Equipment 1 .2%
Mitsubishi Electric Corp. 100,000 1,472,663
Nidec Corp. 20,000 748,913
2,221,576
Electronic Equipment, Instruments & Components 0 .5%
Murata Manufacturing Co. Ltd. 42,000 847,796
Entertainment 0 .5%
Nintendo Co. Ltd. 15,000 839,041
Financial Services 0 .5%
ORIX Corp. 50,000 962,141
Health Care Equipment & Supplies 0 .9%
Hoya Corp. 6,500 824,505
Olympus Corp. 60,000 888,937
1,713,442
Household Durables 1 .3%
Panasonic Holdings Corp. 100,000 939,684
Sekisui Chemical Co. Ltd. 40,000 571,970
Sony Group Corp. 10,000 988,043
2,499,697
Industrial Conglomerates 1 .0%
Hitachi Ltd. 24,000 1,885,214
Common Stocks
Shares Value ($)
JAPAN
Insurance 0 .6%
Dai-ichi Life Holdings, Inc. 50,000 1,101,700
IT Services 1 .6%
Fujitsu Ltd. 9,000 1,270,852
NEC Corp. 25,000 1,632,221
2,903,073
Machinery 0 .5%
Komatsu Ltd. 30,000 856,518
Metals & Mining 0 .6%
Nippon Steel Corp. 50,000 1,205,504
Personal Care Products 0 .4%
Kao Corp. 20,000 794,787
Pharmaceuticals 1 .0%
Astellas Pharma, Inc. 90,000 1,052,755
Shionogi & Co. Ltd. 15,000 721,466
1,774,221
Professional Services 0 .9%
Recruit Holdings Co. Ltd. 43,000 1,703,224
Real Estate Management & Development 0 .5%
Daito Trust Construction Co. Ltd. 8,000 910,455
Semiconductors & Semiconductor Equipment 1 .2%
Renesas Electronics Corp. * 75,000 1,235,047
Tokyo Electron Ltd. 5,000 926,989
2,162,036
Specialty Retail 0 .6%
Fast Retailing Co. Ltd. 4,000 1,068,008
Technology Hardware, Storage & Peripherals 0 .6%
Canon, Inc. 40,000 1,107,861
Trading Companies & Distributors 2 .1%
Mitsubishi Corp. 82,500 1,424,627
Mitsui & Co. Ltd. 35,000 1,417,842
Sumitomo Corp. 40,000 917,100
3,759,569
Wireless Telecommunication Services 1 .1%
KDDI Corp. 28,000 926,505
SoftBank Corp. 80,000 1,063,470
1,989,975
43,773,392
NETHERLANDS 7 .3%
Banks 1 .0%
ING Groep NV 130,000 1,849,074
Consumer Staples Distribution & Retail 0 .8%
Koninklijke Ahold Delhaize NV 50,000 1,404,614
Entertainment 0 .6%
Universal Music Group NV 40,000 1,177,646
Oil, Gas & Consumable Fuels 0 .8%
Shell plc 45,000 1,397,113
Professional Services 1 .6%
Randstad NV 20,000 1,134,007
Wolters Kluwer NV 13,000 1,917,486
3,051,493
Semiconductors & Semiconductor Equipment 2 .5%
ASML Holding NV (Registered),
ADR 5,400 4,697,028
13,576,968

Nationwide Bailard International Equities Fund - January 31, 2024 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
NORWAY 0 .9%
Banks 0 .6%
DNB Bank ASA 60,000 1,163,883
Food Products 0 .3%
Orkla ASA 75,000 587,468
1,751,351
POLAND 0 .9%
Insurance 0 .5%
Powszechny Zaklad Ubezpieczen
SA 70,000 845,300
Oil, Gas & Consumable Fuels 0 .4%
ORLEN SA 50,000 778,558
1,623,858
SINGAPORE 0 .6%
Semiconductors & Semiconductor Equipment 0 .6%
STMicroelectronics NV 25,000 1,097,668
SOUTH KOREA 1 .5%
Automobiles 0 .5%
Kia Corp. * 12,000 917,763
Banks 0 .5%
KB Financial Group, Inc. 20,000 847,754
Technology Hardware, Storage & Peripherals 0 .5%
Samsung Electronics Co. Ltd. 20,000 1,084,495
2,850,012
SPAIN 3 .0%
Banks 1 .1%
Banco Bilbao Vizcaya Argentaria
SA 200,000 1,874,638
Construction & Engineering 0 .4%
ACS Actividades de Construccion
y Servicios SA (a) 20,999 828,979
Electric Utilities 0 .4%
Iberdrola SA 65,000 783,138
Iberdrola SA *∞(a) 1,119 13,514
Gas Utilities 0 .4%
Naturgy Energy Group SA 30,000 808,606
Specialty Retail 0 .7%
Industria de Diseno Textil SA 30,000 1,282,340
5,591,215
SWEDEN 1 .9%
Machinery 1 .5%
Atlas Copco AB, Class B 100,000 1,382,958
Volvo AB, Class B 60,000 1,432,852
2,815,810
Specialty Retail 0 .4%
H & M Hennes & Mauritz AB,
Class B (a) 50,000 703,914
3,519,724
SWITZERLAND 2 .2%
Capital Markets 0 .6%
UBS Group AG (Registered) 40,000 1,194,667
Insurance 0 .4%
Zurich Insurance Group AG 1,500 763,162
Common Stocks
Shares Value ($)
SWITZERLAND
Pharmaceuticals 1 .2%
Novartis AG (Registered) 20,000 2,071,381
4,029,210
TAIWAN 0 .9%
Semiconductors & Semiconductor Equipment 0 .9%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 14,000 1,581,440
UNITED KINGDOM 10 .2%
Aerospace & Defense 0 .6%
BAE Systems plc 80,000 1,191,749
Banks 1 .0%
Barclays plc 450,000 838,876
HSBC Holdings plc 125,000 975,292
1,814,168
Beverages 0 .9%
Coca-Cola Europacific Partners
plc 10,000 689,000
Diageo plc 25,000 899,170
1,588,170
Broadline Retail 0 .5%
Next plc 8,000 855,192
Capital Markets 1 .0%
3i Group plc 60,000 1,872,466
Diversified Consumer Services 0 .5%
Pearson plc 75,000 920,341
Household Products 0 .4%
Reckitt Benckiser Group plc 10,000 722,122
Multi-Utilities 0 .4%
Centrica plc 400,000 700,400
Oil, Gas & Consumable Fuels 1 .2%
BP plc 400,000 2,342,869
Personal Care Products 1 .2%
Unilever plc 45,000 2,190,929
Pharmaceuticals 1 .0%
AstraZeneca plc, ADR 27,000 1,799,280
Professional Services 0 .8%
RELX plc 37,500 1,550,966
Textiles, Apparel & Luxury Goods 0 .3%
Burberry Group plc 38,000 629,885
Trading Companies & Distributors 0 .4%
Bunzl plc 20,000 813,248
18,991,785
UNITED STATES 9 .2%
Automobiles 1 .0%
Stellantis NV 85,000 1,875,154
Construction Materials 1 .7%
CRH plc 27,000 1,937,520
Holcim AG 15,000 1,152,659
3,090,179
Electrical Equipment 1 .3%
Schneider Electric SE 12,000 2,365,051
Food Products 1 .7%
Nestle SA (Registered) 27,000 3,078,502

24 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals 2 .4%
GSK plc 90,000 1,782,355
Roche Holding AG 7,000 2,000,024
Sanofi SA 8,000 803,293
4,585,672
Software 0 .5%
Atlassian Corp., Class A * 3,500 874,195
Trading Companies & Distributors 0 .6%
Ferguson plc 6,000 1,121,424
16,990,177
Total Common Stocks
(cost $142,262,526) 183,027,565
Exchange Traded Fund 0 .2%
UNITED STATES 0 .2%
VanEck Vietnam ETF 35,000 444,500
Total Exchange Traded Fund
(cost $622,056) 444,500
Rights 0 .0%
†
Number of
Rights
SPAIN 0 .0%
†
Construction & Engineering 0 .0%
†
ACS Actividades de Construccion
y Servicios SA, expiring
02/02/24*(a) 20,999 9,622
Total Rights
(cost $10,412) 9,622
Repurchase Agreement 0 .6%
Principal
Amount ($)
CF Secured, LLC, 5.31%,
dated 1/31/2024, due
2/1/2024, repurchase price
$1,082,617, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053; total
market value $1,104,269.(b) 1,082,457 1,082,457
Total Repurchase Agreement
(cost $1,082,457) 1,082,457
Total Investments
(cost $143,977,451) — 99.5% 184,564,144
Other assets in excess of liabilities — 0.5% 971,102
NET ASSETS — 100.0%
$ 185,535,246
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $1,995,098, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,082,457 and by $1,233,675 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 5.23%, and maturity
dates ranging from 3/31/2024 – 2/15/2051, a total value of
$2,316,132.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $1,082,457.
ADR American Depositary Receipt
ETF Exchange Traded Fund

Nationwide Bailard International Equities Fund - January 31, 2024 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.

26 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bailard International Equities Fund
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 1,910,369 $ – $ 1,910,369
Air Freight & Logistics – 2,303,190 – 2,303,190
Automobile Components – 1,737,484 – 1,737,484
Automobiles – 9,715,211 – 9,715,211
Banks 683,635 17,719,990 – 18,403,625
Beverages 689,000 2,867,575 – 3,556,575
Broadline Retail 505,190 2,072,688 – 2,577,878
Building Products – 1,416,288 – 1,416,288
Capital Markets – 4,314,437 – 4,314,437
Chemicals – 4,080,943 – 4,080,943
Construction & Engineering – 828,979 – 828,979
Construction Materials 1,937,520 2,266,306 – 4,203,826
Consumer Staples Distribution & Retail – 3,338,858 – 3,338,858
Diversified Consumer Services – 920,341 – 920,341
Diversified Telecommunication Services – 983,203 – 983,203
Electric Utilities – 2,399,525 – 2,399,525
Electrical Equipment – 6,124,070 – 6,124,070
Electronic Equipment, Instruments &
Components – 847,796 – 847,796
Entertainment – 2,016,687 – 2,016,687
Financial Services – 962,141 – 962,141
Food Products – 3,665,970 – 3,665,970
Gas Utilities – 808,606 – 808,606
Health Care Equipment & Supplies – 1,713,442 – 1,713,442
Household Durables – 2,499,697 – 2,499,697
Household Products – 722,122 – 722,122
Industrial Conglomerates – 4,588,178 – 4,588,178
Insurance – 7,920,777 – 7,920,777
Interactive Media & Services – 521,701 – 521,701
IT Services – 4,582,012 – 4,582,012
Machinery – 3,672,328 – 3,672,328
Marine Transportation – 1,106,538 – 1,106,538
Media – 1,304,866 – 1,304,866
Metals & Mining – 5,418,025 – 5,418,025
Multi-Utilities – 1,582,670 – 1,582,670
Oil, Gas & Consumable Fuels 1,334,700 7,123,661 – 8,458,361
Personal Care Products – 5,383,366 – 5,383,366
Pharmaceuticals 1,799,280 13,684,946 – 15,484,226
Professional Services – 6,305,683 – 6,305,683
Real Estate Management & Development – 910,455 – 910,455
Semiconductors & Semiconductor
Equipment 6,278,468 4,444,807 – 10,723,275
Software 1,668,845 3,044,095 – 4,712,940
Specialty Retail – 3,054,262 – 3,054,262
Technology Hardware, Storage &
Peripherals – 2,192,356 – 2,192,356
Textiles, Apparel & Luxury Goods – 5,370,067 – 5,370,067
Trading Companies & Distributors – 5,694,241 – 5,694,241
Wireless Telecommunication Services – 1,989,975 – 1,989,975
Total Common Stocks $ 14,896,638 $ 168,130,927 $ – $ 183,027,565
Exchange Traded Fund 444,500 – – 444,500
Repurchase Agreement – 1,082,457 – 1,082,457
Rights 9,622 – – 9,622
Total $ 15,350,760 $ 169,213,384 $ – $ 184,564,144
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Global Sustainable Equity Fund - January 31, 2024 (Unaudited) - Statement of Investments - 27
Common Stocks 99 .2%
Shares Value ($)
BRAZIL 1 .1%
Broadline Retail 1 .1%
MercadoLibre, Inc. * 1,376 2,355,451
CANADA 1 .6%
Ground Transportation 1 .6%
Canadian Pacific Kansas City Ltd. 45,336 3,648,188
CHINA 0 .2%
Chemicals 0 .0%
†
Tianhe Chemicals Group Ltd. *^∞ 2,702,000 0
Hotels, Restaurants & Leisure 0 .2%
Meituan, Class B Reg. S *(a) 45,780 367,713
367,713
DENMARK 0 .6%
Biotechnology 0 .6%
Genmab A/S * 4,981 1,378,514
FRANCE 4 .2%
Automobile Components 1 .1%
Cie Generale des Etablissements
Michelin SCA 70,339 2,342,662
Food Products 1 .2%
Danone SA 39,015 2,601,832
Insurance 1 .9%
AXA SA 132,451 4,459,161
9,403,655
GERMANY 0 .8%
Machinery 0 .8%
Knorr-Bremse AG 28,908 1,788,466
INDIA 1 .4%
Banks 1 .4%
Axis Bank Ltd., GDR Reg. S 48,968 3,158,714
IRELAND 0 .9%
Banks 0 .9%
Bank of Ireland Group plc 218,440 2,004,393
ITALY 0 .6%
Electrical Equipment 0 .6%
Prysmian SpA 31,380 1,378,427
JAPAN 7 .0%
Banks 1 .3%
Mitsubishi UFJ Financial Group,
Inc. 307,400 2,882,269
Diversified Telecommunication Services 1 .4%
Nippon Telegraph & Telephone
Corp. 2,537,200 3,203,220
Electronic Equipment, Instruments & Components 1 .4%
Keyence Corp. 6,900 3,095,183
Household Durables 2 .0%
Sony Group Corp. 43,800 4,327,626
Wireless Telecommunication Services 0 .9%
SoftBank Group Corp. 46,300 2,001,742
15,510,040
NETHERLANDS 2 .7%
Entertainment 0 .9%
Universal Music Group NV 67,840 1,997,288
Common Stocks
Shares Value ($)
NETHERLANDS
Health Care Equipment & Supplies 1 .8%
Koninklijke Philips NV * 182,249 3,891,958
5,889,246
NORWAY 1 .6%
Oil, Gas & Consumable Fuels 1 .6%
Equinor ASA 127,306 3,650,501
SWITZERLAND 1 .6%
Food Products 0 .6%
Barry Callebaut AG (Registered) 911 1,332,679
Health Care Equipment & Supplies 1 .0%
Alcon, Inc. 30,351 2,276,250
3,608,929
UNITED KINGDOM 7 .3%
Capital Markets 2 .2%
London Stock Exchange Group plc 43,026 4,869,721
Electronic Equipment, Instruments & Components 1 .4%
Spectris plc 65,493 3,059,504
Personal Care Products 1 .3%
Unilever plc 58,693 2,856,386
Pharmaceuticals 1 .3%
AstraZeneca plc 22,273 2,964,395
Trading Companies & Distributors 1 .1%
Ashtead Group plc 36,981 2,420,953
16,170,959
UNITED STATES 67 .6%
Automobile Components 1 .1%
Aptiv plc * 30,550 2,484,632
Automobiles 0 .6%
Rivian Automotive, Inc., Class A
*(b) 88,930 1,361,518
Banks 1 .2%
Wells Fargo & Co. 52,556 2,637,260
Biotechnology 3 .6%
AbbVie, Inc. 10,642 1,749,545
Moderna, Inc. *(b) 20,877 2,109,621
Vertex Pharmaceuticals, Inc. * 9,599 4,160,014
8,019,180
Broadline Retail 2 .8%
Amazon.com, Inc. * 39,563 6,140,178
Building Products 0 .8%
Masco Corp. 26,180 1,761,652
Capital Markets 2 .3%
Ameriprise Financial, Inc. 13,007 5,031,498
Chemicals 4 .5%
CF Industries Holdings, Inc. 30,671 2,315,967
Ecolab, Inc. 13,773 2,730,084
Linde plc 12,186 4,933,259
9,979,310
Commercial Services & Supplies 2 .7%
Montrose Environmental Group,
Inc. * 53,773 1,570,709
MSA Safety, Inc. 11,161 1,841,900
Waste Management, Inc. 13,671 2,537,748
5,950,357

28 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Global Sustainable Equity Fund
Common Stocks
Shares Value ($)
UNITED STATES
Consumer Finance 0 .6%
SLM Corp. 64,104 1,274,388
Consumer Staples Distribution & Retail 1 .6%
Costco Wholesale Corp. 5,158 3,584,191
Electrical Equipment 0 .9%
Regal Rexnord Corp. 15,047 2,008,173
Electronic Equipment, Instruments & Components 1 .6%
Keysight Technologies, Inc. * 11,413 1,749,156
Zebra Technologies Corp., Class
A * 7,130 1,707,992
3,457,148
Entertainment 1 .4%
Take-Two Interactive Software,
Inc. * 18,475 3,047,082
Financial Services 4 .3%
Fidelity National Information
Services, Inc. 56,128 3,494,529
Visa, Inc., Class A (b) 22,282 6,088,780
9,583,309
Health Care Providers & Services 3 .4%
Laboratory Corp. of America
Holdings 8,253 1,834,642
UnitedHealth Group, Inc. 10,952 5,604,576
7,439,218
Hotels, Restaurants & Leisure 1 .2%
Starbucks Corp. 28,139 2,617,771
Industrial REITs 0 .7%
Prologis, Inc. 11,941 1,512,805
Insurance 1 .7%
Marsh & McLennan Cos., Inc. 19,228 3,727,156
Interactive Media & Services 2 .3%
Alphabet, Inc., Class A * 36,528 5,117,573
Leisure Products 0 .6%
Brunswick Corp. 17,151 1,383,743
Life Sciences Tools & Services 0 .7%
Bio-Rad Laboratories, Inc., Class
A * 4,959 1,591,294
Machinery 1 .5%
Ingersoll Rand, Inc. 41,374 3,304,128
Oil, Gas & Consumable Fuels 1 .7%
Hess Corp. 26,161 3,676,405
Personal Care Products 1 .1%
Haleon plc 584,661 2,381,310
Pharmaceuticals 2 .4%
Eli Lilly & Co. 8,339 5,383,742
Semiconductors & Semiconductor Equipment 6 .6%
Advanced Micro Devices, Inc. * 21,159 3,548,152
Broadcom, Inc. 2,306 2,721,080
Lattice Semiconductor Corp. * 24,290 1,478,289
Micron Technology, Inc. 30,032 2,575,244
ON Semiconductor Corp. *(b) 17,077 1,214,687
Universal Display Corp. 17,623 2,991,857
14,529,309
Software 11 .9%
Adobe, Inc. * 10,415 6,434,178
Cadence Design Systems, Inc. * 8,536 2,462,295
Common Stocks
Shares Value ($)
UNITED STATES
Software
Microsoft Corp. 25,850 10,277,442
Salesforce, Inc. * 12,006 3,374,767
ServiceNow, Inc. * 3,237 2,477,600
Splunk, Inc. * 9,381 1,438,764
26,465,046
Specialty Retail 1 .8%
TJX Cos., Inc. (The) 42,674 4,050,189
149,499,565
Total Common Stocks
(cost $178,666,585) 219,812,761
Total Investments
(cost $178,666,585) — 99.2% 219,812,761
Other assets in excess of liabilities — 0.8% 1,785,526
NET ASSETS — 100.0%
$ 221,598,287
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2024
was $367,713 which represents 0.17% of net assets.
(b) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $9,332,479, which was collateralized
by $9,668,177 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 7.63%, and
maturity dates ranging from 2/13/2024 – 8/15/2053.
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide Global Sustainable Equity Fund - January 31, 2024 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

30 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Global Sustainable Equity Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Automobile Components $ 2,484,632 $ 2,342,662 $ – $ 4,827,294
Automobiles 1,361,518 – – 1,361,518
Banks 2,637,260 8,045,376 – 10,682,636
Biotechnology 8,019,180 1,378,514 – 9,397,694
Broadline Retail 8,495,629 – – 8,495,629
Building Products 1,761,652 – – 1,761,652
Capital Markets 5,031,498 4,869,721 – 9,901,219
Chemicals 9,979,310 – – 9,979,310
Commercial Services & Supplies 5,950,357 – – 5,950,357
Consumer Finance 1,274,388 – – 1,274,388
Consumer Staples Distribution & Retail 3,584,191 – – 3,584,191
Diversified Telecommunication Services – 3,203,220 – 3,203,220
Electrical Equipment 2,008,173 1,378,427 – 3,386,600
Electronic Equipment, Instruments &
Components 3,457,148 6,154,687 – 9,611,835
Entertainment 3,047,082 1,997,288 – 5,044,370
Financial Services 9,583,309 – – 9,583,309
Food Products – 3,934,511 – 3,934,511
Ground Transportation 3,648,188 – – 3,648,188
Health Care Equipment & Supplies – 6,168,208 – 6,168,208
Health Care Providers & Services 7,439,218 – – 7,439,218
Hotels, Restaurants & Leisure 2,617,771 367,713 – 2,985,484
Household Durables – 4,327,626 – 4,327,626
Industrial REITs 1,512,805 – – 1,512,805
Insurance 3,727,156 4,459,161 – 8,186,317
Interactive Media & Services 5,117,573 – – 5,117,573
Leisure Products 1,383,743 – – 1,383,743
Life Sciences Tools & Services 1,591,294 – – 1,591,294
Machinery 3,304,128 1,788,466 – 5,092,594
Oil, Gas & Consumable Fuels 3,676,405 3,650,501 – 7,326,906
Personal Care Products – 5,237,696 – 5,237,696
Pharmaceuticals 5,383,742 2,964,395 – 8,348,137
Semiconductors & Semiconductor
Equipment 14,529,309 – – 14,529,309
Software 26,465,046 – – 26,465,046
Specialty Retail 4,050,189 – – 4,050,189
Trading Companies & Distributors – 2,420,953 – 2,420,953
Wireless Telecommunication Services – 2,001,742 – 2,001,742
Total $ 153,121,894 $ 66,690,867 $ – $ 219,812,761
As of January 31, 2024, the fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide International Small Cap Fund - January 31, 2024 (Unaudited) - Statement of Investments - 31
Common Stocks 98 .3%
Shares Value ($)
AUSTRALIA 5 .2%
Chemicals 0 .2%
Nufarm Ltd. 397,632 1,434,109
Construction & Engineering 0 .0%
†
Worley Ltd. 28,761 278,017
Construction Materials 0 .2%
Brickworks Ltd. 34,888 666,128
CSR Ltd. 143,457 646,697
1,312,825
Consumer Finance 0 .3%
Credit Corp. Group Ltd. (a) 158,916 1,776,547
Containers & Packaging 0 .4%
Orora Ltd. 1,423,077 2,606,777
Diversified REITs 1 .5%
Charter Hall Group 668,482 5,232,554
Stockland 1,069,636 3,189,834
8,422,388
Financial Services 0 .7%
Liberty Financial Group Ltd. Reg.
S 803,817 2,193,925
Omni Bridgeway Ltd. * 349,440 306,775
Tyro Payments Ltd. * 2,936,060 2,070,505
4,571,205
Metals & Mining 0 .6%
Bellevue Gold Ltd. * 3,512,021 3,036,555
De Grey Mining Ltd. *(a) 1,079,204 858,555
3,895,110
Oil, Gas & Consumable Fuels 0 .4%
Whitehaven Coal Ltd. 404,647 2,235,361
Software 0 .2%
SiteMinder Ltd. * 341,812 1,173,117
Specialized REITs 0 .4%
National Storage REIT 1,823,253 2,742,690
Trading Companies & Distributors 0 .3%
Seven Group Holdings Ltd. 71,841 1,688,946
32,137,092
AUSTRIA 1 .8%
Banks 1 .6%
Addiko Bank AG 180,916 2,861,908
BAWAG Group AG Reg. S (b) 142,392 7,313,463
10,175,371
Construction Materials 0 .2%
Wienerberger AG 37,108 1,255,620
11,430,991
BELGIUM 0 .8%
Banks 0 .8%
KBC Ancora 107,271 4,945,537
BRAZIL 1 .8%
Ground Transportation 0 .4%
Rumo SA 517,498 2,408,668
IT Services 0 .3%
LWSA SA Reg. S (b) 1,779,200 1,960,769
Software 0 .4%
TOTVS SA 431,500 2,745,212
Water Utilities 0 .2%
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 90,600 1,442,095
Common Stocks
Shares Value ($)
BRAZIL
Wireless Telecommunication Services 0 .5%
TIM SA 785,200 2,748,137
11,304,881
CANADA 4 .8%
Biotechnology 0 .4%
Fusion Pharmaceuticals, Inc. *(a) 162,733 1,890,958
Xenon Pharmaceuticals, Inc. * 19,943 901,822
2,792,780
Chemicals 0 .3%
EcoSynthetix, Inc. *(a) 549,825 2,065,243
Entertainment 0 .1%
Boat Rocker Media, Inc. * 667,303 545,973
Financial Services 1 .0%
Nuvei Corp. 251,137 6,100,119
Metals & Mining 0 .7%
Faraday Copper Corp. * 2,371,593 1,005,473
Stelco Holdings, Inc. 107,922 3,464,549
4,470,022
Oil, Gas & Consumable Fuels 0 .9%
Advantage Energy Ltd. * 198,725 1,303,696
Enerplus Corp. 94,779 1,376,091
MEG Energy Corp. * 23,966 453,134
NuVista Energy Ltd. *(a) 156,987 1,216,709
Parex Resources, Inc. 89,470 1,481,351
5,830,981
Real Estate Management & Development 0 .7%
Colliers International Group, Inc.
(a) 34,516 4,051,705
Software 0 .7%
Lightspeed Commerce, Inc. * 222,710 4,108,258
29,965,081
CHILE 0 .7%
Metals & Mining 0 .7%
Lundin Mining Corp. (a) 503,040 4,108,282
CHINA 1 .5%
Automobile Components 0 .1%
Minth Group Ltd. 474,347 768,026
Biotechnology 0 .1%
Zai Lab Ltd., ADR *(a) 32,787 707,216
Gas Utilities 0 .5%
Beijing Enterprises Holdings Ltd. 787,500 2,850,366
Independent Power and Renewable Electricity Producers 0 .2%
China Datang Corp. Renewable
Power Co. Ltd., Class H 5,116,000 1,104,184
Interactive Media & Services 0 .1%
Kanzhun Ltd., ADR 63,793 887,361
Real Estate Management & Development 0 .5%
Wharf Holdings Ltd. (The) 483,812 1,402,589
Yuexiu Property Co. Ltd. 2,464,364 1,534,865
2,937,454
9,254,607
DENMARK 0 .8%
Biotechnology 0 .5%
Ascendis Pharma A/S, ADR * 8,052 1,046,196
Zealand Pharma A/S, Class A * 37,752 2,568,144
3,614,340

32 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
DENMARK
Marine Transportation 0 .3%
Dfds A/S 46,298 1,566,560
5,180,900
EGYPT 0 .3%
Oil, Gas & Consumable Fuels 0 .3%
Energean plc (a) 139,339 1,663,345
FINLAND 1 .0%
Automobile Components 0 .1%
Nokian Renkaat OYJ 73,684 663,977
Chemicals 0 .6%
Kemira OYJ 176,294 3,304,550
Real Estate Management & Development 0 .3%
Kojamo OYJ 170,866 2,021,697
5,990,224
FRANCE 4 .6%
Automobile Components 0 .2%
Valeo SE 84,000 1,098,479
Construction Materials 0 .2%
Imerys SA 15,472 512,305
Vicat SACA 21,525 837,213
1,349,518
Energy Equipment & Services 0 .6%
Technip Energies NV 120,599 2,514,094
Vallourec SACA * 68,593 987,214
3,501,308
Financial Services 0 .4%
Wendel SE 24,736 2,237,079
Gas Utilities 0 .4%
Rubis SCA 89,350 2,265,102
Ground Transportation 0 .3%
ALD SA Reg. S (b) 249,894 1,660,448
Household Durables 0 .5%
Kaufman & Broad SA 98,241 2,903,511
Media 1 .0%
JCDecaux SE * 341,260 7,076,310
Oil, Gas & Consumable Fuels 0 .2%
Gaztransport Et Technigaz SA 9,313 1,308,738
Passenger Airlines 0 .8%
Air France-KLM * 419,448 5,363,568
28,764,061
GERMANY 4 .9%
Aerospace & Defense 1 .0%
Hensoldt AG 209,268 6,308,841
Biotechnology 0 .4%
Immatics NV *(a) 97,473 1,107,293
MorphoSys AG *(a) 36,248 1,547,703
2,654,996
Diversified Telecommunication Services 0 .8%
United Internet AG (Registered) 190,381 5,005,504
Electronic Equipment, Instruments & Components 0 .6%
Jenoptik AG 125,475 3,947,889
Financial Services 0 .4%
Hypoport SE *(a) 10,933 2,332,959
Common Stocks
Shares Value ($)
GERMANY
Machinery 0 .2%
KION Group AG 31,426 1,446,773
Professional Services 0 .3%
Bertrandt AG 31,862 1,702,699
Real Estate Management & Development 0 .4%
Sirius Real Estate Ltd. 1,942,537 2,226,509
Semiconductors & Semiconductor Equipment 0 .8%
AIXTRON SE 125,266 4,706,790
30,332,960
HONG KONG 0 .9%
Banks 0 .9%
Dah Sing Financial Holdings Ltd. 2,725,409 5,474,763
INDIA 0 .3%
Hotels, Restaurants & Leisure 0 .3%
MakeMyTrip Ltd. * 36,390 2,015,642
ISRAEL 1 .9%
IT Services 1 .3%
Wix.com Ltd. * 62,882 7,978,468
Real Estate Management & Development 0 .6%
Melisron Ltd. 52,366 3,824,866
11,803,334
ITALY 4 .4%
Banks 0 .1%
Banca Monte dei Paschi di Siena
SpA * 154,663 543,622
Construction Materials 0 .3%
Buzzi SpA 45,744 1,558,155
Electrical Equipment 0 .1%
Eurogroup Laminations SpA *(a) 232,094 752,544
Financial Services 0 .9%
Banca Mediolanum SpA 168,836 1,726,037
BFF Bank SpA Reg. S (b) 350,158 3,777,746
5,503,783
Gas Utilities 0 .5%
Italgas SpA 550,574 3,137,991
Health Care Equipment & Supplies 0 .3%
DiaSorin SpA 22,648 2,082,039
Household Durables 0 .7%
De' Longhi SpA 129,200 4,190,702
Life Sciences Tools & Services 0 .5%
Stevanato Group SpA (a) 90,074 2,858,949
Semiconductors & Semiconductor Equipment 0 .4%
Technoprobe SpA * 272,113 2,706,162
Textiles, Apparel & Luxury Goods 0 .6%
Brunello Cucinelli SpA 39,560 3,910,114
27,244,061
JAPAN 28 .3%
Automobile Components 0 .9%
Ichikoh Industries Ltd. 38,200 151,658
Koito Manufacturing Co. Ltd. 58,800 903,033
Musashi Seimitsu Industry Co. Ltd. 107,100 1,217,511
Nifco, Inc. 30,995 804,599
Niterra Co. Ltd. 83,700 2,256,123
5,332,924

Nationwide International Small Cap Fund - January 31, 2024 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
JAPAN
Banks 2 .1%
Kyoto Financial Group, Inc. 338,864 5,661,984
Rakuten Bank Ltd. * 233,500 3,643,887
Shiga Bank Ltd. (The) 159,100 3,966,129
13,272,000
Broadline Retail 0 .4%
ASKUL Corp. 201,882 2,732,504
Building Products 0 .4%
Lixil Corp. 100,900 1,343,946
Sanwa Holdings Corp. 59,200 906,776
2,250,722
Chemicals 2 .6%
ADEKA Corp. 34,700 680,724
Air Water, Inc. 95,500 1,265,124
Daicel Corp. 72,400 710,229
Denka Co. Ltd. 22,400 391,256
JSR Corp. (a) 88,682 2,430,371
Kansai Paint Co. Ltd. 66,800 1,114,501
Lintec Corp. 32,100 608,507
Mitsubishi Gas Chemical Co., Inc. 56,100 917,721
Nippon Shokubai Co. Ltd. 13,500 508,012
NOF Corp. 28,400 1,283,979
Resonac Holdings Corp. 38,600 770,753
Shin-Etsu Polymer Co. Ltd. 80,100 881,441
Sumitomo Bakelite Co. Ltd. 17,600 876,977
Teijin Ltd. 56,100 516,521
Tokyo Ohka Kogyo Co. Ltd. 119,400 2,718,141
UBE Corp. 36,700 609,577
16,283,834
Commercial Services & Supplies 0 .2%
Kokuyo Co. Ltd. 78,900 1,272,927
Construction & Engineering 1 .4%
COMSYS Holdings Corp. 55,700 1,218,797
EXEO Group, Inc. 51,300 1,145,755
INFRONEER Holdings, Inc. 57,000 597,377
JGC Holdings Corp. 82,900 971,786
Kinden Corp. 37,800 630,428
Kyudenko Corp. 31,800 1,210,607
MIRAIT ONE Corp. 53,200 703,130
Penta-Ocean Construction Co.
Ltd. 101,700 545,407
SHO-BOND Holdings Co. Ltd. 16,000 714,192
Yokogawa Bridge Holdings Corp. 33,300 644,718
8,382,197
Construction Materials 0 .1%
Taiheiyo Cement Corp. 29,100 599,670
Consumer Finance 1 .1%
Marui Group Co. Ltd. 405,563 6,747,544
Consumer Staples Distribution & Retail 0 .1%
Sundrug Co. Ltd. 17,723 534,791
Containers & Packaging 0 .3%
FP Corp. 96,700 1,876,954
Distributors 0 .2%
PALTAC Corp. 49,100 1,499,173
Diversified Telecommunication Services 0 .2%
JTOWER, Inc. *(a) 43,281 1,332,956
Electric Utilities 0 .9%
Kyushu Electric Power Co., Inc. * 755,900 5,677,806
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components 0 .4%
Canon Marketing Japan, Inc. 46,700 1,421,098
Taiyo Yuden Co. Ltd. 51,900 1,256,922
2,678,020
Entertainment 0 .2%
Square Enix Holdings Co. Ltd. 25,454 994,841
Financial Services 0 .5%
GMO Financial Gate, Inc. 36,665 2,524,218
GMO Payment Gateway, Inc. (a) 11,066 663,652
3,187,870
Ground Transportation 0 .2%
Fukuyama Transporting Co. Ltd. 46,400 1,291,018
Health Care Equipment & Supplies 1 .0%
Asahi Intecc Co. Ltd. 204,900 3,893,448
Mani, Inc. 172,400 2,401,211
6,294,659
Household Durables 0 .8%
Casio Computer Co. Ltd. 237,800 2,048,848
Nikon Corp. 299,300 3,052,202
5,101,050
Industrial Conglomerates 1 .2%
Hikari Tsushin, Inc. 43,296 7,550,261
Industrial REITs 0 .5%
LaSalle Logiport REIT 3,346 3,390,254
IT Services 0 .2%
Simplex Holdings, Inc. 60,860 1,109,842
Leisure Products 0 .8%
Sega Sammy Holdings, Inc. 328,200 4,828,999
Machinery 2 .1%
Amada Co. Ltd. 140,800 1,521,363
DMG Mori Co. Ltd. 59,400 1,191,990
Ebara Corp. 32,700 2,068,646
IHI Corp. (a) 54,700 1,045,866
Japan Steel Works Ltd. (The) 21,500 355,034
Kawasaki Heavy Industries Ltd. 64,600 1,470,939
Kurita Water Industries Ltd. 26,500 971,256
Miura Co. Ltd. 34,000 622,587
NGK Insulators Ltd. 50,800 638,342
NSK Ltd. 107,800 590,517
Sumitomo Heavy Industries Ltd. 57,700 1,500,109
THK Co. Ltd. 59,800 1,152,452
13,129,101
Media 0 .8%
Hakuhodo DY Holdings, Inc. 676,954 5,213,117
Professional Services 1 .7%
en Japan, Inc. 169,200 3,134,181
TechnoPro Holdings, Inc. 275,000 6,328,675
Visional, Inc. *(a) 15,769 996,158
10,459,014
Real Estate Management & Development 2 .0%
Daito Trust Construction Co. Ltd. 37,706 4,291,201
Heiwa Real Estate Co. Ltd. 68,700 1,818,331
SRE Holdings Corp. *(a) 106,900 2,408,998
Tokyu Fudosan Holdings Corp. 553,600 3,692,741
12,211,271
Residential REITs 0 .5%
Comforia Residential REIT, Inc. 1,396 2,933,245
Semiconductors & Semiconductor Equipment 1 .3%
Kokusai Electric Corp. * 54,500 1,385,935

34 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
JAPAN
Semiconductors & Semiconductor Equipment
Shinko Electric Industries Co. Ltd. 50,400 1,865,259
Ulvac, Inc. 104,900 5,120,789
8,371,983
Software 0 .3%
Sansan, Inc. *(a) 179,081 1,667,392
Specialty Retail 1 .6%
ABC-Mart, Inc. 247,545 4,280,402
Shimamura Co. Ltd. 51,603 5,677,678
9,958,080
Textiles, Apparel & Luxury Goods 0 .3%
Asics Corp. 67,600 2,054,183
Trading Companies & Distributors 0 .6%
Inaba Denki Sangyo Co. Ltd. 36,800 880,144
Sojitz Corp. 84,180 1,986,065
Yamazen Corp. 72,700 624,456
3,490,665
Transportation Infrastructure 0 .4%
Japan Airport Terminal Co. Ltd. 67,700 2,691,768
176,402,635
JERSEY 0 .6%
Metals & Mining 0 .4%
Metals Acquisition Ltd., Class A
*(a) 164,339 2,136,407
Oil, Gas & Consumable Fuels 0 .2%
Ithaca Energy plc 854,711 1,479,533
3,615,940
MEXICO 0 .6%
Real Estate Management & Development 0 .6%
Corp. Inmobiliaria Vesta SAB de
CV 982,009 3,734,276
NETHERLANDS 0 .6%
Biotechnology 0 .3%
Merus NV *(a) 50,596 1,805,265
Chemicals 0 .1%
Corbion NV 28,972 557,827
Oil, Gas & Consumable Fuels 0 .1%
Koninklijke Vopak NV 21,877 684,146
Professional Services 0 .1%
Arcadis NV 16,161 885,638
3,932,876
NEW ZEALAND 0 .2%
Building Products 0 .2%
Fletcher Building Ltd. 346,482 956,324
NORWAY 0 .5%
Energy Equipment & Services 0 .2%
Seadrill Ltd. * 16,707 722,077
TGS ASA 62,271 613,298
1,335,375
Industrial Conglomerates 0 .3%
Aker ASA, Class A 25,729 1,531,342
2,866,717
Common Stocks
Shares Value ($)
PORTUGAL 0 .1%
Banks 0 .1%
Banco Comercial Portugues SA,
Class R * 1,785,040 517,992
SINGAPORE 1 .7%
Ground Transportation 0 .1%
ComfortDelGro Corp. Ltd. 847,500 882,955
Real Estate Management & Development 0 .6%
UOL Group Ltd. 737,070 3,416,883
Specialized REITs 0 .4%
Keppel DC REIT 2,082,200 2,605,717
Transportation Infrastructure 0 .6%
SATS Ltd. * 1,825,829 3,719,234
10,624,789
SLOVENIA 0 .5%
Banks 0 .5%
Nova Ljubljanska Banka dd, GDR
Reg. S 142,093 2,817,813
SOUTH AFRICA 0 .2%
Oil, Gas & Consumable Fuels 0 .2%
Thungela Resources Ltd. (a) 181,101 1,142,697
SOUTH KOREA 0 .5%
Automobile Components 0 .5%
Hankook Tire & Technology Co.
Ltd. * 46,018 1,751,683
Hanon Systems 157,253 724,180
SNT Motiv Co. Ltd. 11,373 376,679
2,852,542
SPAIN 0 .4%
Office REITs 0 .1%
Arima Real Estate SOCIMI SA * 68,868 490,818
Pharmaceuticals 0 .3%
Almirall SA 222,862 2,115,500
2,606,318
SWEDEN 2 .9%
Containers & Packaging 0 .4%
Billerud Aktiebolag 300,923 2,667,358
Health Care Equipment & Supplies 0 .3%
Surgical Science Sweden AB *(a) 111,822 1,911,206
Leisure Products 0 .4%
Thule Group AB Reg. S (b) 89,365 2,272,069
Machinery 1 .2%
Trelleborg AB, Class B 257,135 7,790,473
Metals & Mining 0 .3%
SSAB AB, Class A 260,737 2,026,278
Real Estate Management & Development 0 .3%
Castellum AB *(a) 121,629 1,572,681
18,240,065
SWITZERLAND 2 .0%
Life Sciences Tools & Services 2 .0%
Siegfried Holding AG (Registered) 5,893 5,892,292
Tecan Group AG (Registered) 16,276 6,222,243
12,114,535

Nationwide International Small Cap Fund - January 31, 2024 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
TAIWAN 1 .3%
Electronic Equipment, Instruments & Components 0 .4%
Chroma ATE, Inc. 354,209 2,266,429
Semiconductors & Semiconductor Equipment 0 .9%
ASPEED Technology, Inc. 26,000 2,528,470
Nanya Technology Corp. 1,404,000 3,055,527
5,583,997
7,850,426
UNITED KINGDOM 22 .0%
Beverages 0 .6%
Britvic plc 315,685 3,531,331
Biotechnology 0 .7%
Immunocore Holdings plc, ADR
*(a) 56,141 4,058,433
Broadline Retail 0 .7%
B&M European Value Retail SA 643,530 4,212,650
Capital Markets 1 .2%
Allfunds Group plc 490,110 3,504,345
Impax Asset Management Group
plc 268,870 1,841,657
Intermediate Capital Group plc 88,760 2,008,425
7,354,427
Chemicals 0 .5%
Elementis plc * 1,407,040 2,539,107
Synthomer plc *(a) 313,653 620,684
3,159,791
Commercial Services & Supplies 0 .8%
Smart Metering Systems plc 403,406 4,860,779
Consumer Staples Distribution & Retail 1 .1%
Marks & Spencer Group plc 1,057,476 3,305,442
Ocado Group plc * 497,428 3,416,184
6,721,626
Distributors 0 .0%
†
Inchcape plc 32,335 279,406
Electronic Equipment, Instruments & Components 1 .0%
Spectris plc 126,646 5,916,265
Energy Equipment & Services 0 .0%
†
Subsea 7 SA 13,644 184,131
Food Products 0 .5%
Tate & Lyle plc 422,003 3,331,655
Ground Transportation 0 .5%
Mobico Group plc 3,043,792 3,293,567
Health Care Equipment & Supplies 0 .8%
ConvaTec Group plc Reg. S (b) 1,718,291 5,212,401
Hotels, Restaurants & Leisure 1 .7%
Deliveroo plc Reg. S *(b) 616,579 912,955
Greggs plc 95,621 3,226,500
Trainline plc Reg. S *(b) 1,594,639 6,634,661
10,774,116
Household Durables 0 .3%
Bellway plc 52,220 1,811,125
Insurance 2 .6%
Beazley plc 1,417,180 9,776,645
Sabre Insurance Group plc Reg.
S (b) 3,424,407 6,681,142
16,457,787
Common Stocks
Shares Value ($)
UNITED KINGDOM
IT Services 0 .9%
Softcat plc 320,673 5,886,168
Machinery 2 .9%
IMI plc 457,737 9,770,248
Rotork plc 2,165,208 8,568,001
18,338,249
Pharmaceuticals 0 .4%
Verona Pharma plc, ADR *(a) 150,224 2,756,610
Real Estate Management & Development 0 .4%
Savills plc 183,902 2,350,120
Retail REITs 1 .9%
Hammerson plc 15,291,257 5,213,569
Shaftesbury Capital plc 3,779,628 6,384,162
11,597,731
Specialized REITs 0 .6%
Big Yellow Group plc 240,966 3,485,982
Specialty Retail 0 .3%
WH Smith plc 136,961 2,087,475
Trading Companies & Distributors 1 .0%
Howden Joinery Group plc 250,324 2,546,154
RS GROUP plc 387,485 3,838,688
6,384,842
Water Utilities 0 .6%
Pennon Group plc 385,858 3,435,591
137,482,258
UNITED STATES 0 .2%
Building Products 0 .2%
Reliance Worldwide Corp. Ltd. 476,606 1,307,677
Total Common Stocks
(cost $581,041,590) 610,681,641
Exchange Traded Fund 0 .6%
UNITED STATES 0 .6%
iShares MSCI EAFE Small-Cap
ETF (a) 57,293 3,455,341
Total Exchange Traded Fund
(cost $3,404,533) 3,455,341
Rights 0 .0%
†
Number of
Rights
FRANCE 0 .0%
†
Biotechnology 0 .0%
†
Clementia Pharmaceuticals, Inc.,
CVR*^∞ 16,268 0
Total Rights
(cost $0) 0

36 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide International Small Cap Fund
Repurchase Agreements 2 .5%
Principal
Amount ($) Value ($)
CF Secured, LLC, 5.31%,
dated 1/31/2024, due
2/1/2024, repurchase price
$7,769,560, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053; total
market value $7,924,951.(c) 7,768,414 7,768,414
Nomura Securities
International, Inc., 5.29%,
dated 1/31/2024, due
2/1/2024, repurchase price
$3,000,441, collateralized by
U.S. Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
5/31/2025 - 2/15/2050; total
market value $3,060,001.(c) 3,000,000 3,000,000
Santander US Capital Markets,
5.30%, dated 1/31/2024, due
2/1/2024, repurchase price
$4,722,813, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.00%, maturing
2/6/2024 - 5/15/2053; total
market value $4,817,269.(c) 4,722,117 4,722,117
Total Repurchase Agreements
(cost $15,490,531) 15,490,531
Total Investments
(cost $599,936,654) — 101.4% 629,627,513
Liabilities in excess of other assets — (1.4)% (8,836,365)
NET ASSETS — 100.0%
$ 620,791,148
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan
as of January 31, 2024 was $28,223,552, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $15,490,531 and by
$14,961,248 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 5.51%, and maturity dates ranging from 3/15/2024 –
8/15/2053, a total value of $30,451,779.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of January 31, 2024 was $36,425,654 which
represents 5.87% of net assets.
(c) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2024 was
$15,490,531.
ADR American Depositary Receipt
CVR Contingent Value Rights
DK Denmark
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide International Small Cap Fund - January 31, 2024 (Unaudited) - Statement of Investments - 37
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

38 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide International Small Cap Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 6,308,841 $ – $ 6,308,841
Automobile Components – 10,715,948 – 10,715,948
Banks – 37,747,098 – 37,747,098
Beverages – 3,531,331 – 3,531,331
Biotechnology 11,517,183 4,115,847 – 15,633,030
Broadline Retail – 6,945,154 – 6,945,154
Building Products – 4,514,723 – 4,514,723
Capital Markets – 7,354,427 – 7,354,427
Chemicals 2,065,243 24,740,111 – 26,805,354
Commercial Services & Supplies – 6,133,706 – 6,133,706
Construction & Engineering – 8,660,214 – 8,660,214
Construction Materials – 6,075,788 – 6,075,788
Consumer Finance – 8,524,091 – 8,524,091
Consumer Staples Distribution & Retail – 7,256,417 – 7,256,417
Containers & Packaging – 7,151,089 – 7,151,089
Distributors – 1,778,579 – 1,778,579
Diversified REITs – 8,422,388 – 8,422,388
Diversified Telecommunication Services – 6,338,460 – 6,338,460
Electric Utilities – 5,677,806 – 5,677,806
Electrical Equipment – 752,544 – 752,544
Electronic Equipment, Instruments &
Components – 14,808,603 – 14,808,603
Energy Equipment & Services 722,077 4,298,737 – 5,020,814
Entertainment 545,973 994,841 – 1,540,814
Financial Services 6,100,119 17,832,896 – 23,933,015
Food Products – 3,331,655 – 3,331,655
Gas Utilities – 8,253,459 – 8,253,459
Ground Transportation 2,408,668 7,127,988 – 9,536,656
Health Care Equipment & Supplies – 15,500,305 – 15,500,305
Hotels, Restaurants & Leisure 2,015,642 10,774,116 – 12,789,758
Household Durables – 14,006,388 – 14,006,388
Independent Power and Renewable
Electricity Producers – 1,104,184 – 1,104,184
Industrial Conglomerates – 9,081,603 – 9,081,603
Industrial REITs – 3,390,254 – 3,390,254
Insurance – 16,457,787 – 16,457,787
Interactive Media & Services 887,361 – – 887,361
IT Services 9,939,237 6,996,010 – 16,935,247
Leisure Products – 7,101,068 – 7,101,068
Life Sciences Tools & Services 2,858,949 12,114,535 – 14,973,484
Machinery – 40,704,596 – 40,704,596
Marine Transportation – 1,566,560 – 1,566,560
Media – 12,289,427 – 12,289,427
Metals & Mining 10,714,711 5,921,388 – 16,636,099
Office REITs – 490,818 – 490,818
Oil, Gas & Consumable Fuels 5,830,981 8,513,820 – 14,344,801
Passenger Airlines – 5,363,568 – 5,363,568
Pharmaceuticals 2,756,610 2,115,500 – 4,872,110
Professional Services – 13,047,351 – 13,047,351
Real Estate Management & Development 7,785,981 30,561,481 – 38,347,462
Residential REITs – 2,933,245 – 2,933,245
Retail REITs – 11,597,731 – 11,597,731
Semiconductors & Semiconductor
Equipment – 21,368,932 – 21,368,932
Software 6,853,470 2,840,509 – 9,693,979
Specialized REITs – 8,834,389 – 8,834,389
Specialty Retail – 12,045,555 – 12,045,555
Textiles, Apparel & Luxury Goods – 5,964,297 – 5,964,297
Trading Companies & Distributors – 11,564,453 – 11,564,453

Nationwide International Small Cap Fund - January 31, 2024 (Unaudited) - Statement of Investments - 39
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Transportation Infrastructure – $ 6,411,002 $ – $ 6,411,002
Water Utilities 1,442,095 3,435,591 – 4,877,686
Wireless Telecommunication Services 2,748,137 – – 2,748,137
Total Common Stocks $ 77,192,437 $ 533,489,204 $ – $ 610,681,641
Exchange Traded Fund 3,455,341 – – 3,455,341
Repurchase Agreements – 15,490,531 – 15,490,531
Rights – – – –
Total $ 80,647,778 $ 548,979,735 $ – $ 629,627,513
As of January 31, 2024, the fund held one rights investment that was categorized as a Level 3 investment which was valued at
$0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

40 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Janus Henderson Overseas Fund
Common Stocks 96 .1%
Shares Value ($)
AUSTRIA 3 .1%
Banks 3 .1%
Erste Group Bank AG 32,864 1,422,021
CANADA 7 .7%
Metals & Mining 4 .1%
Teck Resources Ltd., Class B 46,884 1,876,476
Oil, Gas & Consumable Fuels 3 .6%
Canadian Natural Resources Ltd. 26,038 1,666,172
3,542,648
CHINA 1 .8%
Biotechnology 0 .3%
Zai Lab Ltd., ADR *(a) 6,270 135,244
Broadline Retail 0 .7%
JD.com, Inc., Class A 28,828 323,406
Ground Transportation 0 .8%
Full Truck Alliance Co. Ltd., ADR
*(a) 56,490 354,757
813,407
DENMARK 2 .6%
Biotechnology 0 .7%
Ascendis Pharma A/S, ADR * 2,462 319,888
Pharmaceuticals 1 .9%
Novo Nordisk A/S, Class B 7,461 852,122
1,172,010
FRANCE 8 .6%
Banks 4 .3%
BNP Paribas SA 29,830 2,005,793
Oil, Gas & Consumable Fuels 3 .3%
Gaztransport Et Technigaz SA 3,139 441,118
TotalEnergies SE 16,420 1,069,402
1,510,520
Textiles, Apparel & Luxury Goods 1 .0%
LVMH Moet Hennessy Louis
Vuitton SE 541 449,950
3,966,263
GERMANY 5 .7%
Automobiles 1 .3%
Dr Ing hc F Porsche AG
(Preference) Reg. S (b) 6,977 595,404
Diversified Telecommunication Services 4 .4%
Deutsche Telekom AG
(Registered) 83,064 2,041,720
2,637,124
HONG KONG 2 .5%
Insurance 2 .5%
AIA Group Ltd. 147,675 1,148,255
INDIA 2 .6%
Banks 2 .5%
HDFC Bank Ltd. 66,642 1,166,508
Hotels, Restaurants & Leisure 0 .1%
MakeMyTrip Ltd. * 852 47,192
1,213,700
Common Stocks
Shares Value ($)
ITALY 3 .2%
Banks 1 .9%
UniCredit SpA 28,759 844,085
Beverages 1 .3%
Davide Campari-Milano NV 60,349 612,112
1,456,197
JAPAN 14 .5%
Automobiles 1 .5%
Toyota Motor Corp. 35,000 695,754
Chemicals 0 .5%
Shin-Etsu Chemical Co. Ltd. 6,200 244,318
Commercial Services & Supplies 2 .4%
Secom Co. Ltd. 15,368 1,113,608
Electronic Equipment, Instruments & Components 3 .1%
Keyence Corp. 3,022 1,355,601
Health Care Equipment & Supplies 2 .5%
Hoya Corp. 8,995 1,140,988
Insurance 4 .0%
Dai-ichi Life Holdings, Inc. 81,102 1,787,002
Pharmaceuticals 0 .5%
Daiichi Sankyo Co. Ltd. 8,200 247,259
6,584,530
NETHERLANDS 8 .5%
Beverages 3 .2%
Heineken NV 14,731 1,482,588
Biotechnology 1 .0%
Argenx SE, ADR * 1,174 446,719
Semiconductors & Semiconductor Equipment 4 .3%
ASML Holding NV 2,299 1,970,352
3,899,659
SOUTH KOREA 1 .4%
Semiconductors & Semiconductor Equipment 1 .4%
SK Hynix, Inc. 6,467 640,694
SWEDEN 2 .3%
Electronic Equipment, Instruments & Components 2 .3%
Hexagon AB, Class B 96,070 1,047,056
SWITZERLAND 0 .9%
Pharmaceuticals 0 .9%
Novartis AG (Registered) 4,126 427,326
TAIWAN 5 .3%
Semiconductors & Semiconductor Equipment 5 .3%
Taiwan Semiconductor
Manufacturing Co. Ltd. 121,000 2,423,995
UNITED KINGDOM 13 .7%
Aerospace & Defense 5 .2%
BAE Systems plc 160,513 2,391,141
Banks 1 .4%
NatWest Group plc 233,026 660,817
Commercial Services & Supplies 0 .7%
Rentokil Initial plc 63,906 329,946
Hotels, Restaurants & Leisure 2 .4%
Entain plc 90,351 1,102,230

Nationwide Janus Henderson Overseas Fund - January 31, 2024 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
UNITED KINGDOM
Personal Care Products 3 .0%
Unilever plc 28,181 1,372,057
Pharmaceuticals 1 .0%
AstraZeneca plc 3,376 449,324
6,305,515
UNITED STATES 11 .7%
Entertainment 2 .7%
Liberty Media Corp-Liberty
Formula One, Class C * 18,083 1,216,082
Life Sciences Tools & Services 1 .0%
ICON plc * 1,788 466,436
Pharmaceuticals 2 .1%
Sanofi SA 9,758 979,816
Textiles, Apparel & Luxury Goods 2 .9%
Samsonite International SA Reg.
S *(b) 484,822 1,346,685
Trading Companies & Distributors 3 .0%
Ferguson plc 7,237 1,352,623
5,361,642
Total Common Stocks
(cost $35,481,262) 44,062,042
Repurchase Agreement 1 .0%
Principal
Amount ($)
CF Secured, LLC, 5.31%,
dated 01/31/2024, due
2/1/2024, repurchase price
$470,607, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053; total
market value $480,019.(c) 470,538 470,538
Total Repurchase Agreement
(cost $470,538) 470,538
Total Investments
(cost $35,951,800) — 97.1% 44,532,580
Other assets in excess of liabilities — 2.9% 1,338,297
NET ASSETS — 100.0%
$ 45,870,877
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $489,973, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $470,538 and by $36,366 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
2/13/2024 – 11/15/2052, a total value of $506,904.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2024
was $1,942,089 which represents 4.23% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $470,538.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

42 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Janus Henderson Overseas Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Janus Henderson Overseas Fund - January 31, 2024 (Unaudited) - Statement of Investments - 43
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 2,391,141 $ – $ 2,391,141
Automobiles – 1,291,158 – 1,291,158
Banks – 6,099,224 – 6,099,224
Beverages – 2,094,700 – 2,094,700
Biotechnology 901,851 – – 901,851
Broadline Retail – 323,406 – 323,406
Chemicals – 244,318 – 244,318
Commercial Services & Supplies – 1,443,554 – 1,443,554
Diversified Telecommunication Services – 2,041,720 – 2,041,720
Electronic Equipment, Instruments &
Components – 2,402,657 – 2,402,657
Entertainment 1,216,082 – – 1,216,082
Ground Transportation 354,757 – – 354,757
Health Care Equipment & Supplies – 1,140,988 – 1,140,988
Hotels, Restaurants & Leisure 47,192 1,102,230 – 1,149,422
Insurance – 2,935,257 – 2,935,257
Life Sciences Tools & Services 466,436 – – 466,436
Metals & Mining 1,876,476 – – 1,876,476
Oil, Gas & Consumable Fuels 1,666,172 1,510,520 – 3,176,692
Personal Care Products – 1,372,057 – 1,372,057
Pharmaceuticals – 2,955,847 – 2,955,847
Semiconductors & Semiconductor
Equipment – 5,035,041 – 5,035,041
Textiles, Apparel & Luxury Goods – 1,796,635 – 1,796,635
Trading Companies & Distributors – 1,352,623 – 1,352,623
Total Common Stocks $ 6,528,966 $ 37,533,076 $ – $ 44,062,042
Repurchase Agreement – 470,538 – 470,538
Total $ 6,528,966 $ 38,003,614 $ – $ 44,532,580
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0 .3%
Principal
Amount ($) Value ($)
Airlines 0 .1%
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 138,313 134,887
Automobiles 0 .0%
†
Santander Drive Auto
Receivables Trust, Series
2024-1, Class B, 5.23%,
12/15/2028 90,000 90,540
Credit Card 0 .2%
American Express Credit
Account Master Trust,
Series 2023-4, Class A,
5.15%, 9/15/2030 500,000 514,577
Total Asset-Backed Securities
(cost $739,883)
740,004
Commercial Mortgage-Backed Securities 1 .6%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 429,490
Citigroup Commercial
Mortgage Trust, Series
2014-GC25, Class A4,
3.64%, 10/10/2047 500,000 491,609
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K066, Class A2,
3.12%, 6/25/2027 250,000 240,249
Series K739, Class A2,
1.34%, 9/25/2027 620,000 561,163
Series K-152, Class A2,
3.78%, 11/25/2032(a) 500,000 474,708
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 188,445
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,054,527 937,444
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 694,296
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 450,000 430,422
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 139,036
Total Commercial Mortgage-Backed
Securities
(cost $5,014,106) 4,586,862
Corporate Bonds 25 .2%
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
3.10%, 5/1/2026 200,000 191,523
3.20%, 3/1/2029 100,000 91,918
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Boeing Co. (The),
5.15%, 5/1/2030 50,000 50,110
6.13%, 2/15/2033 50,000 52,922
5.71%, 5/1/2040 200,000 201,467
5.81%, 5/1/2050 25,000 25,036
General Dynamics Corp. ,
4.25%, 4/1/2040 50,000 46,311
L3Harris Technologies, Inc. ,
4.85%, 4/27/2035 55,000 54,068
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 41,677
Lockheed Martin Corp. ,
4.09%, 9/15/2052 100,000 86,530
4.15%, 6/15/2053 10,000 8,716
5.70%, 11/15/2054 25,000 27,401
4.30%, 6/15/2062 10,000 8,756
Northrop Grumman Corp. ,
4.75%, 6/1/2043 100,000 94,837
RTX Corp. ,
3.95%, 8/16/2025 80,000 78,986
4.13%, 11/16/2028 200,000 194,948
6.10%, 3/15/2034 50,000 54,267
4.50%, 6/1/2042 100,000 91,509
3.75%, 11/1/2046 50,000 39,963
3.03%, 3/15/2052 50,000 34,049
1,474,994
Air Freight & Logistics 0 .1%
FedEx Corp. ,
4.25%, 5/15/2030 100,000 97,546
4.55%, 4/1/2046 100,000 88,972
United Parcel Service, Inc. ,
6.20%, 1/15/2038 40,000 45,479
5.30%, 4/1/2050(b) 50,000 52,189
284,186
Automobile Components 0 .1%
Aptiv plc ,
5.40%, 3/15/2049 50,000 46,112
BorgWarner, Inc. ,
2.65%, 7/1/2027 25,000 23,326
Lear Corp. ,
3.80%, 9/15/2027 123,000 118,761
188,199
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032 50,000 41,391
4.75%, 1/15/2043 25,000 20,605
5.29%, 12/8/2046 25,000 22,129
General Motors Co. ,
6.25%, 10/2/2043 150,000 153,180
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 20,000 17,993
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 62,083
317,381
Banks 4 .8%
Banco Santander SA ,
4.25%, 4/11/2027 200,000 194,148

2 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
6.61%, 11/7/2028(b) 200,000 212,434
Bank of America Corp. ,
4.25%, 10/22/2026 145,000 143,062
(SOFR + 1.05%), 2.55%,
2/4/2028(c) 200,000 186,246
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(c) 191,000 180,428
(CME Term SOFR 3
Month + 1.33%), 3.97%,
3/5/2029(c) 50,000 48,078
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(c) 100,000 95,413
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 100,000 86,595
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 200,000 169,784
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 95,000 81,045
(SOFR + 1.83%), 4.57%,
4/27/2033(c) 40,000 38,275
(SOFR + 2.16%), 5.02%,
7/22/2033(c) 45,000 44,602
(SOFR + 1.91%), 5.29%,
4/25/2034(c) 100,000 100,614
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(c) 95,000 86,619
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 170,000 122,696
5.88%, 2/7/2042 25,000 27,372
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(c) 100,000 89,697
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(c) 70,000 58,432
(SOFR + 1.56%), 2.97%,
7/21/2052(c) 30,000 20,651
Bank of America NA ,
5.65%, 8/18/2025 250,000 253,025
Bank of Montreal ,
5.20%, 2/1/2028 50,000 50,804
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(c) 25,000 20,285
Bank of Nova Scotia (The) ,
2.70%, 8/3/2026 250,000 237,569
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(c) 200,000 213,763
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(c) 250,000 245,894
(SOFR + 2.22%), 6.49%,
9/13/2029(c) 200,000 208,752
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Canadian Imperial Bank of
Commerce ,
3.60%, 4/7/2032 30,000 27,249
Citibank NA ,
5.86%, 9/29/2025 250,000 254,579
Citigroup, Inc. ,
3.70%, 1/12/2026 250,000 244,434
3.40%, 5/1/2026 200,000 193,674
(SOFR + 1.28%), 3.07%,
2/24/2028(c) 10,000 9,454
(CME Term SOFR 3
Month + 1.41%), 3.52%,
10/27/2028(c) 100,000 94,865
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(c) 100,000 95,303
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 80,000 66,991
6.63%, 6/15/2032 142,000 154,865
(SOFR + 2.66%), 6.17%,
5/25/2034(c) 35,000 36,304
8.13%, 7/15/2039 40,000 51,867
(CME Term SOFR 3
Month + 2.10%), 4.28%,
4/24/2048(c) 90,000 78,492
4.65%, 7/23/2048 100,000 92,426
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 90,000 84,490
Comerica, Inc. ,
4.00%, 2/1/2029 15,000 13,770
Cooperatieve Rabobank UA ,
3.75%, 7/21/2026 250,000 240,678
Fifth Third Bancorp ,
3.95%, 3/14/2028 70,000 67,452
(SOFR + 1.66%), 4.34%,
4/25/2033(b)(c) 20,000 18,494
HSBC Holdings plc ,
(CME Term SOFR 3
Month + 1.61%), 4.29%,
9/12/2026(c) 200,000 196,528
(SOFR + 3.35%), 7.39%,
11/3/2028(c) 200,000 214,753
(SOFR + 1.97%), 6.16%,
3/9/2029(c) 200,000 206,740
(CME Term SOFR 3
Month + 1.80%), 4.58%,
6/19/2029(c) 200,000 194,358
4.95%, 3/31/2030 200,000 199,785
6.50%, 9/15/2037 100,000 104,768
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(c) 25,000 25,839
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(c) 200,000 194,119
JPMorgan Chase & Co. ,
3.30%, 4/1/2026 150,000 145,523
(SOFR + 1.32%), 4.08%,
4/26/2026(c) 100,000 98,529
(SOFR + 0.80%), 1.05%,
11/19/2026(c) 150,000 139,469

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.56%), 4.32%,
4/26/2028(c) 60,000 59,032
(SOFR + 1.99%), 4.85%,
7/25/2028(c) 150,000 149,798
(SOFR + 1.57%), 6.09%,
10/23/2029(c) 150,000 157,524
(CME Term SOFR 3
Month + 1.59%), 4.45%,
12/5/2029(c) 25,000 24,543
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(c) 80,000 75,564
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(c) 100,000 89,021
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 125,000 108,689
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(c) 100,000 84,724
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 35,000 30,118
(SOFR + 2.08%), 4.91%,
7/25/2033(c) 50,000 49,357
(SOFR + 2.58%), 5.72%,
9/14/2033(c) 50,000 51,528
(SOFR + 1.85%), 5.35%,
6/1/2034(c) 100,000 101,669
6.40%, 5/15/2038 120,000 137,792
(SOFR + 1.46%), 3.16%,
4/22/2042(c) 50,000 38,793
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(c) 145,000 120,530
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 60,000 42,806
KeyBank NA ,
5.85%, 11/15/2027 250,000 250,622
Korea Development Bank
(The) ,
4.38%, 2/15/2028 200,000 199,236
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026 100,000 93,112
3.63%, 4/1/2026 200,000 197,428
3.75%, 2/15/2028 100,000 98,960
2.88%, 4/3/2028 200,000 191,142
1.75%, 9/14/2029 100,000 88,841
Landwirtschaftliche
Rentenbank ,
5.00%, 10/24/2033 160,000 170,853
Lloyds Banking Group plc ,
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 200,000 188,185
Manufacturers & Traders Trust
Co. ,
4.65%, 1/27/2026 250,000 246,675
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(c) 200,000 183,952
3.75%, 7/18/2039 200,000 175,679
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(c) 200,000 205,358
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 243,980
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(c) 200,000 183,752
Oesterreichische Kontrollbank
AG ,
4.13%, 1/20/2026 70,000 69,663
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.84%), 5.58%,
6/12/2029(c) 70,000 71,455
2.55%, 1/22/2030 100,000 87,646
(SOFR + 1.93%), 5.07%,
1/24/2034(c) 40,000 39,376
(SOFR + 2.28%), 6.88%,
10/20/2034(c) 35,000 38,898
Royal Bank of Canada ,
2.05%, 1/21/2027 100,000 93,233
5.00%, 2/1/2033 70,000 70,012
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 100,000 97,199
Santander UK Group Holdings
plc ,
(SOFR + 2.75%), 6.83%,
11/21/2026(c) 200,000 204,283
Sumitomo Mitsui Financial
Group, Inc. ,
5.46%, 1/13/2026 200,000 202,072
3.20%, 9/17/2029(b) 250,000 227,469
Toronto-Dominion Bank (The) ,
4.11%, 6/8/2027 150,000 147,191
4.46%, 6/8/2032 60,000 57,778
Truist Financial Corp. ,
(SOFR + 1.46%), 4.26%,
7/28/2026(c) 10,000 9,854
(SOFR + 0.61%), 1.27%,
3/2/2027(c) 50,000 46,073
1.95%, 6/5/2030 50,000 41,735
(SOFR + 2.24%), 4.92%,
7/28/2033(c) 10,000 9,405
(SOFR + 2.30%), 6.12%,
10/28/2033(c) 40,000 41,540
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 40,000 38,940
US Bancorp ,
Series X, 3.15%, 4/27/2027 250,000 237,391

4 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp,
(SOFR + 2.11%), 4.97%,
7/22/2033(c) 25,000 23,741
(SOFR + 2.26%), 5.84%,
6/12/2034(c) 60,000 61,920
(SOFR + 1.86%), 5.68%,
1/23/2035(c) 25,000 25,580
Wells Fargo & Co. ,
(SOFR + 1.56%), 4.54%,
8/15/2026(c) 40,000 39,597
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(c) 100,000 89,059
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(c) 250,000 217,526
(SOFR + 1.50%), 3.35%,
3/2/2033(c) 50,000 43,887
(SOFR + 2.10%), 4.90%,
7/25/2033(c) 90,000 87,954
(SOFR + 1.99%), 5.56%,
7/25/2034(c) 130,000 132,723
5.61%, 1/15/2044 240,000 241,305
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(c) 60,000 57,313
Westpac Banking Corp. ,
5.46%, 11/18/2027 130,000 133,936
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.75%),
2.67%, 11/15/2035(c) 30,000 24,910
3.13%, 11/18/2041 65,000 46,129
13,858,137
Beverages 0 .5%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 170,000 165,220
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029 150,000 151,468
5.45%, 1/23/2039 80,000 84,086
5.55%, 1/23/2049 100,000 105,829
5.80%, 1/23/2059 20,000 21,963
Brown-Forman Corp. ,
4.75%, 4/15/2033 20,000 20,236
Coca-Cola Co. (The) ,
2.90%, 5/25/2027 100,000 95,937
2.60%, 6/1/2050 100,000 67,287
Constellation Brands, Inc. ,
4.40%, 11/15/2025 40,000 39,595
5.25%, 11/15/2048 50,000 49,031
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 178,329
Keurig Dr Pepper, Inc. ,
4.42%, 12/15/2046 20,000 17,366
4.50%, 4/15/2052 30,000 26,395
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 50,000 42,409
PepsiCo, Inc. ,
2.25%, 3/19/2025 100,000 97,233
4.45%, 5/15/2028 100,000 101,514
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
PepsiCo, Inc.,
3.45%, 10/6/2046 75,000 60,451
2.75%, 10/21/2051 50,000 34,159
1,358,508
Biotechnology 0 .5%
AbbVie, Inc. ,
3.20%, 5/14/2026 140,000 135,865
3.20%, 11/21/2029 60,000 55,926
4.30%, 5/14/2036 100,000 95,398
4.70%, 5/14/2045 50,000 47,398
4.25%, 11/21/2049 175,000 153,700
Amgen, Inc. ,
5.15%, 3/2/2028 70,000 71,267
5.25%, 3/2/2033 80,000 81,613
2.80%, 8/15/2041 80,000 57,926
5.60%, 3/2/2043 60,000 61,734
4.66%, 6/15/2051 170,000 152,258
5.75%, 3/2/2063 60,000 61,827
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 93,555
3.15%, 5/1/2050 30,000 20,557
Gilead Sciences, Inc. ,
3.65%, 3/1/2026 80,000 78,221
4.75%, 3/1/2046 150,000 141,746
1,308,991
Broadline Retail 0 .2%
Alibaba Group Holding Ltd. ,
2.13%, 2/9/2031 200,000 167,779
Amazon.com, Inc. ,
1.65%, 5/12/2028 200,000 180,211
3.60%, 4/13/2032(b) 25,000 23,591
4.70%, 12/1/2032 25,000 25,452
2.50%, 6/3/2050 50,000 32,425
3.95%, 4/13/2052 25,000 21,398
4.25%, 8/22/2057 150,000 133,856
eBay, Inc. ,
4.00%, 7/15/2042 50,000 41,103
625,815
Building Products 0 .1%
Carrier Global Corp. ,
2.49%, 2/15/2027 23,000 21,575
2.72%, 2/15/2030 100,000 89,313
5.90%, 3/15/2034(d) 50,000 53,430
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 46,111
Johnson Controls International
plc ,
4.90%, 12/1/2032(b) 100,000 100,542
Masco Corp. ,
3.13%, 2/15/2051 30,000 20,538
Owens Corning ,
4.30%, 7/15/2047 10,000 8,609
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 20,000 21,272
361,390

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 1 .6%
Ares Capital Corp. ,
3.88%, 1/15/2026 60,000 57,687
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027 100,000 93,300
Series J, 1.90%, 1/25/2029 100,000 88,521
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 20,000 21,162
(SOFR + 1.85%), 6.47%,
10/25/2034(c) 40,000 44,196
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029 50,000 45,974
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 100,000 80,893
Brookfield Finance, Inc. ,
4.85%, 3/29/2029 60,000 59,804
3.50%, 3/30/2051 20,000 14,613
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 100,000 92,126
(SOFR + 2.21%), 5.64%,
5/19/2029(c) 50,000 51,158
1.95%, 12/1/2031 50,000 40,169
(SOFR + 2.01%), 6.14%,
8/24/2034(c) 35,000 36,990
CME Group, Inc. ,
5.30%, 9/15/2043 50,000 51,892
Deutsche Bank AG ,
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 200,000 183,798
(SOFR + 2.51%), 6.82%,
11/20/2029(c) 150,000 157,626
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 300,000 294,326
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 200,000 183,936
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 25,000 23,292
(SOFR + 1.77%), 6.48%,
10/24/2029(c) 100,000 106,176
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(c) 250,000 227,621
6.25%, 2/1/2041 200,000 222,739
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 20,000 19,722
4.60%, 3/15/2033 20,000 19,585
4.95%, 6/15/2052 20,000 19,098
3.00%, 9/15/2060 50,000 32,312
5.20%, 6/15/2062 20,000 20,028
Jefferies Financial Group, Inc. ,
4.15%, 1/23/2030 50,000 47,264
Moody's Corp. ,
3.75%, 2/25/2052 40,000 32,125
Morgan Stanley ,
4.35%, 9/8/2026 250,000 246,254
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.00%), 2.48%,
1/21/2028(c) 130,000 121,175
(SOFR + 2.24%), 6.30%,
10/18/2028(c) 80,000 83,654
(SOFR + 1.59%), 5.16%,
4/20/2029(c) 110,000 110,720
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(c) 50,000 48,730
(SOFR + 1.14%), 2.70%,
1/22/2031(c) 40,000 35,146
7.25%, 4/1/2032 100,000 116,574
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 50,000 42,670
(SOFR + 2.56%), 6.34%,
10/18/2033(c) 80,000 86,321
(SOFR + 1.87%), 5.25%,
4/21/2034(c) 100,000 100,055
(SOFR + 1.88%), 5.42%,
7/21/2034(c) 100,000 101,295
4.38%, 1/22/2047 150,000 133,917
Nasdaq, Inc. ,
5.55%, 2/15/2034 90,000 93,324
6.10%, 6/28/2063 10,000 10,784
Nomura Holdings, Inc. ,
2.33%, 1/22/2027(b) 200,000 184,230
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 48,514
1.95%, 5/1/2030 50,000 43,166
Raymond James Financial,
Inc. ,
4.65%, 4/1/2030 100,000 100,517
S&P Global, Inc. ,
2.70%, 3/1/2029 10,000 9,202
2.90%, 3/1/2032 50,000 44,044
3.90%, 3/1/2062 25,000 20,292
State Street Corp. ,
(SOFR + 1.35%), 5.75%,
11/4/2026(c) 50,000 50,750
(SOFR + 1.57%), 4.82%,
1/26/2034(b)(c) 40,000 39,299
UBS AG ,
5.65%, 9/11/2028 200,000 206,725
4,445,491
Chemicals 0 .3%
Cabot Corp. ,
4.00%, 7/1/2029 30,000 28,406
Celanese US Holdings LLC ,
6.38%, 7/15/2032 50,000 52,242
CF Industries, Inc. ,
5.15%, 3/15/2034 60,000 59,175
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 81,581
6.90%, 5/15/2053 25,000 29,651
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 30,000 30,231
5.42%, 11/15/2048 25,000 25,036
Eastman Chemical Co. ,
4.65%, 10/15/2044 50,000 43,634

6 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Ecolab, Inc. ,
2.13%, 2/1/2032 100,000 83,756
FMC Corp. ,
6.38%, 5/18/2053 15,000 15,305
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 20,000 17,089
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 15,066
LyondellBasell Industries NV ,
4.63%, 2/26/2055 60,000 50,691
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 50,464
Nutrien Ltd. ,
5.88%, 12/1/2036 50,000 52,711
5.00%, 4/1/2049 20,000 18,763
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 91,259
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 50,000 44,944
Westlake Corp. ,
4.38%, 11/15/2047 40,000 33,419
823,423
Commercial Services & Supplies 0 .1%
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 44,315
3.05%, 3/1/2050 50,000 35,773
Waste Connections, Inc. ,
4.20%, 1/15/2033 60,000 57,582
Waste Management, Inc. ,
4.15%, 7/15/2049 50,000 44,083
181,753
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026 150,000 143,263
5.90%, 2/15/2039 40,000 44,169
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 47,234
Motorola Solutions, Inc. ,
2.30%, 11/15/2030 35,000 29,510
264,176
Construction & Engineering 0 .0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 50,000 43,857
Construction Materials 0 .0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 43,430
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 97,351
140,781
Consumer Finance 0 .9%
AerCap Ireland Capital DAC ,
3.65%, 7/21/2027 150,000 142,732
3.00%, 10/29/2028 200,000 181,461
Ally Financial, Inc. ,
8.00%, 11/1/2031 30,000 33,194
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co. ,
(SOFR + 1.00%), 4.99%,
5/1/2026(c) 100,000 99,907
3.13%, 5/20/2026 100,000 96,579
(SOFR + 1.84%), 5.04%,
5/1/2034(c) 100,000 100,049
American Honda Finance
Corp. ,
2.25%, 1/12/2029 50,000 44,984
Capital One Financial Corp. ,
3.75%, 3/9/2027 50,000 48,007
(SOFR + 2.06%), 4.93%,
5/10/2028(c) 45,000 44,364
(SOFR + 2.64%), 6.31%,
6/8/2029(c) 50,000 51,545
(SOFR + 2.86%), 6.38%,
6/8/2034(c) 45,000 46,756
Caterpillar Financial Services
Corp. ,
5.15%, 8/11/2025(b) 70,000 70,516
4.35%, 5/15/2026 50,000 49,847
Discover Financial Services ,
4.50%, 1/30/2026(b) 100,000 98,765
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 200,000 191,947
7.35%, 11/4/2027 200,000 210,376
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 120,000 121,747
1.25%, 1/8/2026 200,000 186,106
2.35%, 2/26/2027 50,000 46,279
5.85%, 4/6/2030 75,000 77,016
John Deere Capital Corp. ,
0.70%, 1/15/2026 100,000 93,040
5.15%, 9/8/2026 80,000 81,406
PACCAR Financial Corp. ,
1.80%, 2/6/2025 100,000 96,901
Synchrony Financial ,
4.50%, 7/23/2025 80,000 78,398
Toyota Motor Credit Corp. ,
3.95%, 6/30/2025 45,000 44,520
3.65%, 8/18/2025 70,000 68,936
5.00%, 8/14/2026 100,000 101,031
3.65%, 1/8/2029 100,000 96,100
4.45%, 6/29/2029 50,000 50,028
2,652,537
Consumer Staples Distribution & Retail 0 .3%
Dollar General Corp. ,
4.13%, 4/3/2050 50,000 39,240
Dollar Tree, Inc. ,
2.65%, 12/1/2031 25,000 21,281
3.38%, 12/1/2051 25,000 17,072
Kroger Co. (The) ,
7.50%, 4/1/2031 90,000 103,010
4.65%, 1/15/2048 25,000 22,353
Sysco Corp. ,
6.60%, 4/1/2050 50,000 58,220
Target Corp. ,
2.50%, 4/15/2026(b) 250,000 240,636
3.90%, 11/15/2047 50,000 42,551
4.80%, 1/15/2053 30,000 29,038

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Walmart, Inc. ,
1.80%, 9/22/2031 100,000 83,910
2.65%, 9/22/2051 100,000 68,039
4.50%, 9/9/2052 20,000 19,053
744,403
Containers & Packaging 0 .1%
International Paper Co. ,
4.40%, 8/15/2047 25,000 21,289
Sonoco Products Co. ,
1.80%, 2/1/2025 50,000 48,291
2.25%, 2/1/2027 45,000 41,751
2.85%, 2/1/2032 50,000 42,888
WRKCo, Inc. ,
4.20%, 6/1/2032 40,000 38,235
192,454
Diversified Consumer Services 0 .1%
California Institute of
Technology ,
3.65%, 9/1/2119 105,000 76,178
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 63,640
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 9,784
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 38,921
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 24,110
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 17,090
229,723
Diversified REITs 0 .2%
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 98,052
GLP Capital LP ,
5.38%, 4/15/2026 200,000 199,321
Simon Property Group LP ,
2.65%, 2/1/2032 100,000 85,009
4.75%, 3/15/2042 60,000 54,769
STORE Capital Corp. ,
2.70%, 12/1/2031 50,000 39,182
VICI Properties LP ,
4.75%, 2/15/2028(b) 10,000 9,792
5.13%, 5/15/2032 10,000 9,556
5.63%, 5/15/2052 20,000 18,847
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 47,036
561,564
Diversified Telecommunication Services 0 .7%
AT&T, Inc. ,
1.70%, 3/25/2026 100,000 93,701
1.65%, 2/1/2028 100,000 89,159
4.30%, 2/15/2030 50,000 48,624
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
AT&T, Inc.,
2.25%, 2/1/2032 100,000 82,229
2.55%, 12/1/2033 207,000 167,934
3.50%, 6/1/2041(b) 100,000 79,448
3.55%, 9/15/2055 25,000 17,812
3.65%, 9/15/2059 398,000 280,906
Bell Canada (The) ,
4.30%, 7/29/2049 50,000 42,791
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 35,000 43,265
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 50,000 59,557
Orange SA ,
5.50%, 2/6/2044 50,000 51,423
Sprint Capital Corp. ,
6.88%, 11/15/2028 100,000 108,043
Telefonica Emisiones SA ,
7.05%, 6/20/2036 100,000 112,913
Verizon Communications, Inc. ,
1.45%, 3/20/2026 120,000 111,920
4.33%, 9/21/2028 100,000 98,586
1.75%, 1/20/2031 100,000 81,718
2.55%, 3/21/2031 209,000 179,658
4.50%, 8/10/2033 80,000 77,298
3.85%, 11/1/2042 175,000 145,928
2.99%, 10/30/2056 210,000 137,267
2,110,180
Electric Utilities 1 .5%
AEP Transmission Co. LLC ,
3.75%, 12/1/2047 10,000 7,967
American Electric Power Co.,
Inc. ,
5.63%, 3/1/2033 40,000 41,267
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 90,000 75,436
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 81,628
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 100,000 83,590
Commonwealth Edison Co. ,
5.30%, 2/1/2053 90,000 90,706
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 8,845
3.70%, 3/15/2045(b) 80,000 64,554
Series B, 3.65%, 3/1/2052 10,000 7,763
Duke Energy Corp. ,
5.75%, 9/15/2033 100,000 104,496
3.30%, 6/15/2041 80,000 61,175
4.20%, 6/15/2049 150,000 121,684
5.00%, 8/15/2052 50,000 46,233
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 100,000 77,218
Duke Energy Progress LLC ,
5.25%, 3/15/2033 50,000 51,224
Emera US Finance LP ,
3.55%, 6/15/2026 150,000 144,256
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 97,560

8 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Entergy Arkansas LLC,
5.30%, 9/15/2033 50,000 51,324
4.20%, 4/1/2049 50,000 42,499
Entergy Louisiana LLC ,
4.00%, 3/15/2033 50,000 46,577
Entergy Texas, Inc. ,
5.00%, 9/15/2052 25,000 23,295
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 40,594
Eversource Energy ,
3.45%, 1/15/2050 100,000 70,489
Exelon Corp. ,
4.05%, 4/15/2030 200,000 190,759
5.63%, 6/15/2035 100,000 101,771
Florida Power & Light Co. ,
5.25%, 2/1/2041 45,000 45,478
4.13%, 6/1/2048 90,000 77,307
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 95,149
Georgia Power Co. ,
4.65%, 5/16/2028 100,000 100,180
4.95%, 5/17/2033 100,000 100,033
4.30%, 3/15/2042 50,000 44,265
Iberdrola International BV ,
5.81%, 3/15/2025 82,000 82,519
Kentucky Utilities Co. ,
5.13%, 11/1/2040 50,000 48,670
NextEra Energy Capital
Holdings, Inc. ,
4.45%, 6/20/2025 25,000 24,783
1.88%, 1/15/2027 45,000 41,523
4.63%, 7/15/2027 25,000 24,922
2.75%, 11/1/2029(b) 100,000 89,527
2.44%, 1/15/2032 25,000 20,730
5.05%, 2/28/2033(b) 40,000 39,893
Northern States Power Co. ,
4.13%, 5/15/2044 50,000 42,733
Ohio Power Co. ,
5.00%, 6/1/2033(b) 100,000 100,224
4.15%, 4/1/2048 50,000 40,876
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 30,000 31,116
Oncor Electric Delivery Co.
LLC ,
5.30%, 6/1/2042 50,000 52,918
4.60%, 6/1/2052 25,000 22,827
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 250,000 207,498
4.50%, 7/1/2040 100,000 86,105
4.95%, 7/1/2050 50,000 43,574
PacifiCorp ,
6.00%, 1/15/2039 25,000 26,207
5.50%, 5/15/2054 25,000 24,150
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 86,117
Southern California Edison
Co. ,
5.30%, 3/1/2028 50,000 51,310
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co.,
Series 08-A, 5.95%,
2/1/2038 30,000 31,528
4.00%, 4/1/2047(b) 100,000 81,259
Series B, 4.88%, 3/1/2049 50,000 45,788
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 202,654
4.40%, 7/1/2046(b) 80,000 70,250
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 29,534
Union Electric Co. ,
2.63%, 3/15/2051 100,000 62,989
Virginia Electric and Power
Co. ,
Series A, 3.50%,
3/15/2027(b) 40,000 38,668
2.30%, 11/15/2031 50,000 41,855
5.30%, 8/15/2033 100,000 102,217
Series A, 6.00%, 5/15/2037 35,000 37,486
4.45%, 2/15/2044 10,000 8,857
Series C, 4.63%, 5/15/2052 50,000 44,685
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 100,000 92,842
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 137,460
4,411,616
Electrical Equipment 0 .1%
Eaton Corp. ,
4.00%, 11/2/2032 100,000 96,096
Regal Rexnord Corp. ,
6.30%, 2/15/2030(d) 50,000 51,395
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 3,132
150,623
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 90,525
CDW LLC ,
3.57%, 12/1/2031 30,000 26,319
Corning, Inc. ,
5.35%, 11/15/2048 70,000 69,657
Flex Ltd. ,
3.75%, 2/1/2026 200,000 194,713
381,214
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 35,000 32,600
4.08%, 12/15/2047 50,000 41,608
Halliburton Co. ,
5.00%, 11/15/2045(b) 90,000 86,817
NOV, Inc. ,
3.95%, 12/1/2042 50,000 38,653
199,678
Entertainment 0 .3%
Netflix, Inc. ,
4.88%, 4/15/2028 100,000 100,695

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032 10,000 9,417
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 100,000 97,521
3.00%, 7/30/2046 60,000 43,119
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 88,073
2.65%, 1/13/2031(b) 50,000 44,332
3.50%, 5/13/2040 60,000 49,797
2.75%, 9/1/2049 100,000 66,745
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 50,000 48,032
4.05%, 3/15/2029 50,000 47,341
4.28%, 3/15/2032 25,000 22,890
5.05%, 3/15/2042(b) 30,000 26,592
5.14%, 3/15/2052 170,000 146,127
790,681
Financial Services 0 .4%
Corebridge Financial, Inc. ,
3.85%, 4/5/2029 100,000 94,442
3.90%, 4/5/2032 25,000 22,520
4.35%, 4/5/2042 50,000 42,796
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 92,000 98,266
Fidelity National Information
Services, Inc. ,
2.25%, 3/1/2031 50,000 42,167
3.10%, 3/1/2041 30,000 22,260
Fiserv, Inc. ,
3.50%, 7/1/2029 50,000 46,899
2.65%, 6/1/2030 80,000 70,354
4.40%, 7/1/2049 25,000 21,772
Global Payments, Inc. ,
4.15%, 8/15/2049 50,000 39,549
Mastercard, Inc. ,
2.00%, 11/18/2031 50,000 42,093
3.95%, 2/26/2048 50,000 43,765
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 48,066
5.80%, 1/15/2033 50,000 52,774
PayPal Holdings, Inc. ,
4.40%, 6/1/2032 100,000 98,563
5.25%, 6/1/2062 25,000 24,527
Shell International Finance
BV ,
6.38%, 12/15/2038 150,000 172,505
4.38%, 5/11/2045 50,000 45,564
Visa, Inc. ,
4.30%, 12/14/2045 100,000 91,996
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 96,772
1,217,650
Food Products 0 .4%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 94,154
2.90%, 3/1/2032 25,000 21,811
Campbell Soup Co. ,
4.15%, 3/15/2028(b) 50,000 48,929
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Campbell Soup Co.,
4.80%, 3/15/2048 10,000 9,010
Conagra Brands, Inc. ,
4.85%, 11/1/2028 75,000 74,735
5.40%, 11/1/2048(b) 50,000 47,685
General Mills, Inc. ,
2.88%, 4/15/2030 100,000 90,062
Hershey Co. (The) ,
3.13%, 11/15/2049 50,000 37,225
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 36,994
6.50%, 11/15/2053 25,000 28,247
JBS USA LUX SA ,
3.00%, 5/15/2032 30,000 24,378
5.75%, 4/1/2033 50,000 49,503
6.75%, 3/15/2034(d) 30,000 31,576
6.50%, 12/1/2052 15,000 14,975
Kellanova ,
3.25%, 4/1/2026 40,000 38,791
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 120,000 111,494
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 108,460
Mondelez International, Inc. ,
2.63%, 9/4/2050 50,000 32,722
Pilgrim's Pride Corp. ,
6.25%, 7/1/2033 30,000 30,625
Tyson Foods, Inc. ,
5.10%, 9/28/2048 50,000 45,136
Unilever Capital Corp. ,
2.13%, 9/6/2029 100,000 88,574
5.90%, 11/15/2032 50,000 54,525
1,119,611
Gas Utilities 0 .1%
Atmos Energy Corp. ,
4.13%, 10/15/2044 50,000 44,079
ONE Gas, Inc. ,
2.00%, 5/15/2030 100,000 85,210
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 50,000 46,768
Southern California Gas Co. ,
6.35%, 11/15/2052 40,000 45,182
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 16,185
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 7,464
244,888
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 100,000 99,996
4.90%, 4/1/2044 70,000 68,354
2.88%, 6/15/2052 25,000 17,098
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 129,411
6.20%, 6/1/2036 30,000 33,455
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031 50,000 46,091

10 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Canadian Pacific Railway Co.,
3.10%, 12/2/2051 35,000 24,726
4.20%, 11/15/2069 25,000 20,321
6.13%, 9/15/2115 10,000 10,997
CSX Corp. ,
5.50%, 4/15/2041 50,000 51,937
3.95%, 5/1/2050 100,000 82,483
Norfolk Southern Corp. ,
2.55%, 11/1/2029(b) 50,000 44,847
2.30%, 5/15/2031 100,000 85,196
4.45%, 6/15/2045 50,000 44,694
5.35%, 8/1/2054 30,000 30,592
Ryder System, Inc. ,
2.90%, 12/1/2026 90,000 85,089
Union Pacific Corp. ,
3.60%, 9/15/2037 100,000 88,376
3.25%, 2/5/2050 80,000 60,261
3.84%, 3/20/2060 90,000 71,815
5.15%, 1/20/2063 25,000 24,998
1,120,737
Health Care Equipment & Supplies 0 .2%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 44,607
4.90%, 11/30/2046 100,000 100,027
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 94,647
1.92%, 2/1/2027 70,000 64,188
2.27%, 12/1/2028 50,000 44,571
Becton Dickinson & Co. ,
4.69%, 12/15/2044 44,000 41,132
Boston Scientific Corp. ,
4.70%, 3/1/2049 34,000 32,070
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 40,583
GE HealthCare Technologies,
Inc. ,
5.91%, 11/22/2032 100,000 105,688
Koninklijke Philips NV ,
5.00%, 3/15/2042 20,000 18,422
Medtronic, Inc. ,
4.63%, 3/15/2045 50,000 47,908
Stryker Corp. ,
2.90%, 6/15/2050 50,000 35,563
669,406
Health Care Providers & Services 1 .1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 18,789
Aetna, Inc. ,
3.88%, 8/15/2047 50,000 38,872
Ascension Health ,
Series B, 3.11%,
11/15/2039(b) 40,000 31,611
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 20,000 13,640
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 42,437
Cencora, Inc. ,
4.25%, 3/1/2045 50,000 44,705
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Centene Corp. ,
3.00%, 10/15/2030 80,000 69,205
2.50%, 3/1/2031 40,000 33,250
Children's Health System of
Texas ,
2.51%, 8/15/2050 10,000 6,265
Cigna Group (The) ,
4.13%, 11/15/2025 200,000 197,032
4.80%, 8/15/2038 50,000 48,201
3.40%, 3/15/2050 125,000 90,915
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 54,426
4.19%, 10/1/2049 25,000 20,720
CVS Health Corp. ,
5.00%, 2/20/2026 100,000 100,330
4.30%, 3/25/2028(b) 59,000 57,971
3.75%, 4/1/2030 100,000 93,661
2.13%, 9/15/2031 90,000 74,167
4.78%, 3/25/2038 75,000 70,359
5.05%, 3/25/2048 150,000 137,522
5.88%, 6/1/2053 35,000 36,102
Elevance Health, Inc. ,
4.75%, 2/15/2033 60,000 59,400
4.65%, 8/15/2044 150,000 138,384
HCA, Inc. ,
4.50%, 2/15/2027 250,000 246,554
3.63%, 3/15/2032 100,000 89,141
5.50%, 6/15/2047 20,000 19,291
4.63%, 3/15/2052 70,000 59,378
Humana, Inc. ,
3.95%, 8/15/2049 50,000 40,012
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 50,000 43,690
Series 2021, 3.00%,
6/1/2051 15,000 10,561
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 50,000 45,365
McKesson Corp. ,
1.30%, 8/15/2026 100,000 92,024
3.95%, 2/16/2028 100,000 98,294
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 20,085
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 16,821
NYU Langone Hospitals ,
4.78%, 7/1/2044 30,000 28,319
Piedmont Healthcare, Inc. ,
Series 2032, 2.04%,
1/1/2032(b) 100,000 81,800
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 11,326
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 49,010
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 9,797

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 30,563
UnitedHealth Group, Inc. ,
3.88%, 12/15/2028 200,000 194,710
5.35%, 2/15/2033 50,000 52,313
4.50%, 4/15/2033 75,000 73,860
2.75%, 5/15/2040 60,000 45,378
3.05%, 5/15/2041 50,000 38,885
4.25%, 4/15/2047 60,000 53,139
3.25%, 5/15/2051 100,000 73,365
5.88%, 2/15/2053 20,000 22,197
3.13%, 5/15/2060 50,000 34,603
5.20%, 4/15/2063 30,000 30,068
3,088,513
Health Care REITs 0 .1%
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 50,000 43,813
Healthpeak OP LLC ,
3.40%, 2/1/2025 19,000 18,605
2.88%, 1/15/2031 50,000 43,380
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 97,271
Ventas Realty LP ,
3.00%, 1/15/2030 70,000 62,157
Welltower OP LLC ,
3.10%, 1/15/2030 100,000 90,524
355,750
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 44,909
Hotels, Restaurants & Leisure 0 .3%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 50,000 50,137
Expedia Group, Inc. ,
3.80%, 2/15/2028 50,000 47,918
3.25%, 2/15/2030 65,000 59,052
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 56,000 56,411
Series R, 3.13%, 6/15/2026 200,000 192,339
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 96,913
3.70%, 2/15/2042 40,000 33,452
4.88%, 12/9/2045 50,000 48,421
3.63%, 9/1/2049 50,000 39,165
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 98,414
3.50%, 11/15/2050 100,000 76,195
798,417
Household Durables 0 .1%
MDC Holdings, Inc. ,
2.50%, 1/15/2031 50,000 41,985
PulteGroup, Inc. ,
5.00%, 1/15/2027 100,000 100,616
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables
Whirlpool Corp. ,
3.70%, 5/1/2025 100,000 98,219
240,820
Household Products 0 .1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 9,726
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 50,000 42,681
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 50,000 35,169
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 100,000 93,274
180,850
Independent Power and Renewable Electricity Producers
0 .0%
†
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 50,000 49,739
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 22,545
72,284
Industrial Conglomerates 0 .1%
3M Co. ,
3.63%, 10/15/2047 30,000 22,555
4.00%, 9/14/2048 40,000 33,570
General Electric Co. ,
6.75%, 3/15/2032(b) 100,000 113,696
Honeywell International, Inc. ,
3.81%, 11/21/2047 50,000 41,931
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 31,212
242,964
Industrial REITs 0 .0%
†
Prologis LP ,
2.88%, 11/15/2029 40,000 36,451
1.25%, 10/15/2030 100,000 80,789
2.13%, 10/15/2050 30,000 17,275
134,515
Insurance 0 .7%
Allstate Corp. (The) ,
5.55%, 5/9/2035 75,000 77,912
4.20%, 12/15/2046 10,000 8,429
American International Group,
Inc. ,
5.13%, 3/27/2033 100,000 101,207
4.75%, 4/1/2048 40,000 37,788
Aon Global Ltd. ,
4.75%, 5/15/2045 50,000 45,674
Arch Capital Finance LLC ,
4.01%, 12/15/2026 100,000 97,127
Arch Capital Group Ltd. ,
3.64%, 6/30/2050 50,000 38,356
Arthur J Gallagher & Co. ,
5.75%, 3/2/2053 20,000 20,411
Athene Holding Ltd. ,
4.13%, 1/12/2028 100,000 96,328

12 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Berkshire Hathaway Finance
Corp. ,
2.88%, 3/15/2032 100,000 89,266
4.40%, 5/15/2042 150,000 143,622
Brighthouse Financial, Inc. ,
5.63%, 5/15/2030 50,000 50,533
Chubb INA Holdings, Inc. ,
4.35%, 11/3/2045 100,000 92,551
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 47,835
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 33,365
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 50,000 36,581
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 41,896
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 50,000 53,571
Lincoln National Corp. ,
4.35%, 3/1/2048 50,000 39,997
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 98,384
Markel Group, Inc. ,
5.00%, 5/20/2049 50,000 46,057
Marsh & McLennan Cos., Inc. ,
5.40%, 9/15/2033 75,000 78,509
4.90%, 3/15/2049 50,000 47,846
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 91,907
4.13%, 8/13/2042 50,000 44,014
5.00%, 7/15/2052 25,000 24,636
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 47,174
Progressive Corp. (The) ,
3.95%, 3/26/2050 50,000 41,368
Prudential Financial, Inc. ,
5.75%, 7/15/2033 10,000 10,779
6.63%, 6/21/2040 100,000 112,026
3.70%, 3/13/2051 30,000 23,623
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 15,000 15,696
4.00%, 5/30/2047 15,000 12,950
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 80,000 90,125
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 49,609
2.95%, 9/15/2029 30,000 26,973
2,014,125
Interactive Media & Services 0 .1%
Alphabet, Inc. ,
2.05%, 8/15/2050 50,000 30,418
Meta Platforms, Inc. ,
3.85%, 8/15/2032(b) 100,000 94,558
4.45%, 8/15/2052 35,000 31,503
5.60%, 5/15/2053 35,000 37,352
4.65%, 8/15/2062 25,000 22,919
216,750
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services 0 .1%
International Business
Machines Corp. ,
3.50%, 5/15/2029 100,000 95,181
1.95%, 5/15/2030 100,000 85,607
4.25%, 5/15/2049 100,000 86,944
267,732
Leisure Products 0 .0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 20,000 19,081
3.90%, 11/19/2029 50,000 46,419
65,500
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 100,000 90,958
Danaher Corp. ,
2.60%, 10/1/2050 75,000 49,093
Revvity, Inc. ,
3.30%, 9/15/2029 50,000 45,586
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 40,000 35,626
2.60%, 10/1/2029 65,000 59,093
2.80%, 10/15/2041 30,000 22,474
302,830
Machinery 0 .2%
Caterpillar, Inc. ,
3.25%, 9/19/2049 75,000 57,081
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 200,000 196,805
Deere & Co. ,
3.90%, 6/9/2042 100,000 88,830
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 49,879
nVent Finance Sarl ,
5.65%, 5/15/2033 50,000 51,319
Otis Worldwide Corp. ,
3.11%, 2/15/2040 50,000 39,706
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 100,000 93,629
Snap-on, Inc. ,
3.10%, 5/1/2050 50,000 36,077
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 8,567
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.66%),
4.00%, 3/15/2060(c) 20,000 17,436
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(e) 20,000 19,809
659,138
Media 0 .7%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 70,000 69,379
3.75%, 2/15/2028 250,000 236,052
2.25%, 1/15/2029 25,000 21,589
2.80%, 4/1/2031 200,000 165,256
3.50%, 3/1/2042 50,000 34,370

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC,
5.75%, 4/1/2048 20,000 17,437
4.80%, 3/1/2050 30,000 22,902
3.70%, 4/1/2051 100,000 63,806
5.25%, 4/1/2053 50,000 41,040
3.85%, 4/1/2061 25,000 15,150
Comcast Corp. ,
3.95%, 10/15/2025 140,000 138,254
4.15%, 10/15/2028 60,000 59,103
3.40%, 4/1/2030 100,000 93,202
1.50%, 2/15/2031 100,000 81,408
4.80%, 5/15/2033(b) 60,000 60,173
3.75%, 4/1/2040 90,000 77,085
3.97%, 11/1/2047 146,000 120,823
4.70%, 10/15/2048 100,000 94,173
2.89%, 11/1/2051 100,000 66,203
5.35%, 5/15/2053 25,000 25,482
4.95%, 10/15/2058 12,000 11,549
2.99%, 11/1/2063 19,000 12,002
Discovery Communications
LLC ,
5.20%, 9/20/2047 50,000 43,245
Fox Corp. ,
5.48%, 1/25/2039 50,000 48,961
Omnicom Group, Inc. ,
3.60%, 4/15/2026 250,000 244,014
Paramount Global ,
5.50%, 5/15/2033 82,000 77,386
4.38%, 3/15/2043 50,000 36,215
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 89,403
2,065,662
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.55%, 11/29/2027 25,000 26,205
6.80%, 11/29/2032 25,000 26,888
Barrick North America Finance
LLC ,
5.70%, 5/30/2041 40,000 41,647
BHP Billiton Finance USA Ltd. ,
5.10%, 9/8/2028 80,000 81,862
5.00%, 9/30/2043 50,000 49,824
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043(b) 25,000 24,048
Newmont Corp. ,
2.60%, 7/15/2032 60,000 50,524
Nucor Corp. ,
3.85%, 4/1/2052 40,000 32,603
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 80,000 84,053
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 55,974
Teck Resources Ltd. ,
5.20%, 3/1/2042 50,000 46,322
Vale Overseas Ltd. ,
8.25%, 1/17/2034 80,000 95,096
615,046
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities 0 .4%
Berkshire Hathaway Energy
Co. ,
3.50%, 2/1/2025 250,000 245,886
6.13%, 4/1/2036 60,000 65,085
4.45%, 1/15/2049 50,000 43,369
4.25%, 10/15/2050 100,000 83,157
4.60%, 5/1/2053 20,000 17,667
Black Hills Corp. ,
3.05%, 10/15/2029 25,000 22,425
CMS Energy Corp. ,
3.00%, 5/15/2026 50,000 47,880
Consolidated Edison Co. of
New York, Inc. ,
6.15%, 11/15/2052 45,000 50,646
3.70%, 11/15/2059 100,000 73,809
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 40,554
DTE Energy Co. ,
4.88%, 6/1/2028 50,000 50,189
NiSource, Inc. ,
4.38%, 5/15/2047 50,000 42,912
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 50,000 35,013
San Diego Gas & Electric Co. ,
6.00%, 6/1/2039 30,000 32,141
Sempra ,
4.00%, 2/1/2048 50,000 40,384
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 40,528
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 100,000 81,852
1,013,497
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 40,000 30,766
4.00%, 2/1/2050 50,000 39,083
Boston Properties LP ,
2.75%, 10/1/2026 150,000 139,827
Kilroy Realty LP ,
3.05%, 2/15/2030(b) 50,000 42,894
252,570
Oil, Gas & Consumable Fuels 1 .7%
Apache Corp. ,
5.10%, 9/1/2040 40,000 34,310
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028 150,000 148,454
1.75%, 8/10/2030 200,000 168,100
2.72%, 1/12/2032 100,000 86,497
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 36,774
Cenovus Energy, Inc. ,
6.75%, 11/15/2039 5,000 5,512
3.75%, 2/15/2052(b) 35,000 25,675

14 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 100,489
2.74%, 12/31/2039 25,000 19,958
Cheniere Energy Partners LP ,
4.00%, 3/1/2031(b) 50,000 45,362
Chevron Corp. ,
2.95%, 5/16/2026 250,000 242,080
CNOOC Petroleum North
America ULC ,
6.40%, 5/15/2037 50,000 55,083
ConocoPhillips Co. ,
3.76%, 3/15/2042 50,000 41,965
5.30%, 5/15/2053 25,000 25,271
4.03%, 3/15/2062 60,000 47,946
Devon Energy Corp. ,
5.00%, 6/15/2045 50,000 44,478
Diamondback Energy, Inc. ,
4.25%, 3/15/2052 25,000 20,080
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 50,000 58,838
Enbridge, Inc. ,
5.70%, 3/8/2033 40,000 41,266
Energy Transfer LP ,
4.75%, 1/15/2026 100,000 99,375
5.55%, 2/15/2028 50,000 50,880
5.25%, 4/15/2029 100,000 101,047
3.75%, 5/15/2030 150,000 138,696
5.30%, 4/15/2047 25,000 22,992
5.40%, 10/1/2047 25,000 23,244
5.00%, 5/15/2050(b) 100,000 89,045
Enterprise Products Operating
LLC ,
2.80%, 1/31/2030 30,000 27,059
4.45%, 2/15/2043 45,000 41,020
4.95%, 10/15/2054 150,000 140,881
Equinor ASA ,
3.70%, 4/6/2050 100,000 81,112
Exxon Mobil Corp. ,
2.71%, 3/6/2025 250,000 244,263
2.99%, 3/19/2025 200,000 196,140
3.00%, 8/16/2039 50,000 40,176
4.11%, 3/1/2046 100,000 87,837
Hess Corp. ,
4.30%, 4/1/2027 100,000 98,801
5.60%, 2/15/2041 25,000 26,318
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 80,000 81,655
5.00%, 3/1/2043 40,000 35,995
Kinder Morgan, Inc. ,
4.80%, 2/1/2033 50,000 47,901
5.55%, 6/1/2045 50,000 48,185
5.45%, 8/1/2052 25,000 23,811
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 50,000 40,404
Marathon Oil Corp. ,
6.80%, 3/15/2032 52,000 56,483
Marathon Petroleum Corp. ,
3.80%, 4/1/2028 50,000 48,160
4.50%, 4/1/2048 30,000 25,367
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
MPLX LP ,
4.00%, 3/15/2028 75,000 72,629
4.50%, 4/15/2038 25,000 22,499
5.20%, 12/1/2047 30,000 27,224
4.70%, 4/15/2048 50,000 43,068
4.95%, 3/14/2052 25,000 22,213
Occidental Petroleum Corp. ,
6.63%, 9/1/2030(b) 50,000 53,195
6.45%, 9/15/2036 50,000 53,337
ONEOK, Inc. ,
5.80%, 11/1/2030 75,000 77,954
6.05%, 9/1/2033 30,000 31,500
5.20%, 7/15/2048 30,000 27,687
6.63%, 9/1/2053 20,000 22,025
Ovintiv, Inc. ,
6.50%, 2/1/2038 30,000 31,012
Phillips 66 ,
5.88%, 5/1/2042 60,000 64,331
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 50,000 42,658
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 250,649
Suncor Energy, Inc. ,
6.50%, 6/15/2038 50,000 53,878
4.00%, 11/15/2047 10,000 7,943
3.75%, 3/4/2051 25,000 18,764
Targa Resources Corp. ,
5.20%, 7/1/2027 25,000 25,109
6.13%, 3/15/2033 30,000 31,393
6.25%, 7/1/2052 25,000 25,841
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 100,000 95,691
3.46%, 7/12/2049 50,000 38,765
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 50,000 53,080
5.10%, 3/15/2049 90,000 85,676
Valero Energy Corp. ,
6.63%, 6/15/2037 70,000 77,014
Western Midstream Operating
LP ,
4.05%, 2/1/2030(e) 100,000 93,473
5.25%, 2/1/2050(e) 20,000 17,875
Williams Cos., Inc. (The) ,
5.30%, 8/15/2028 75,000 76,419
2.60%, 3/15/2031 25,000 21,367
6.30%, 4/15/2040 25,000 26,744
5.40%, 3/4/2044 100,000 96,628
4,852,626
Paper & Forest Products 0 .1%
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 62,293
Suzano Austria GmbH ,
3.75%, 1/15/2031 100,000 87,203
149,496

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Passenger Airlines 0 .0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 25,000 21,953
Personal Care Products 0 .0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 30,000 21,347
Kenvue, Inc. ,
4.90%, 3/22/2033 100,000 102,007
123,354
Pharmaceuticals 0 .9%
AstraZeneca plc ,
1.38%, 8/6/2030 75,000 62,172
4.38%, 8/17/2048 100,000 92,058
Bristol-Myers Squibb Co. ,
3.40%, 7/26/2029 200,000 189,502
3.55%, 3/15/2042 50,000 40,623
6.25%, 11/15/2053 50,000 56,582
3.90%, 3/15/2062 70,000 53,703
Eli Lilly & Co. ,
2.25%, 5/15/2050 60,000 37,747
4.95%, 2/27/2063 30,000 30,420
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 90,000 97,906
Johnson & Johnson ,
4.95%, 5/15/2033(b) 287,000 304,766
3.63%, 3/3/2037 70,000 63,677
3.70%, 3/1/2046 50,000 42,674
Merck & Co., Inc. ,
4.30%, 5/17/2030 100,000 99,320
4.15%, 5/18/2043 100,000 90,320
4.00%, 3/7/2049 100,000 86,344
Novartis Capital Corp. ,
2.20%, 8/14/2030(b) 100,000 88,041
2.75%, 8/14/2050(b) 20,000 13,915
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2026 110,000 109,499
4.45%, 5/19/2028 150,000 149,687
4.65%, 5/19/2030 100,000 100,308
5.30%, 5/19/2053(b) 150,000 152,513
Pfizer, Inc. ,
1.75%, 8/18/2031 100,000 82,380
4.13%, 12/15/2046 150,000 132,291
Royalty Pharma plc ,
3.55%, 9/2/2050 40,000 28,286
Sanofi SA ,
3.63%, 6/19/2028 50,000 48,974
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 171,469
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 60,000 58,302
5.25%, 6/15/2046 20,000 16,977
Viatris, Inc. ,
4.00%, 6/22/2050 50,000 35,386
Zoetis, Inc. ,
4.50%, 11/13/2025(b) 115,000 114,433
4.70%, 2/1/2043 50,000 46,972
2,697,247
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 100,000 82,169
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 77,328
Concentrix Corp. ,
6.85%, 8/2/2033 20,000 20,317
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028 25,000 26,123
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 135,302
341,239
Residential REITs 0 .1%
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 100,000 97,961
Camden Property Trust ,
3.35%, 11/1/2049 10,000 7,300
ERP Operating LP ,
2.85%, 11/1/2026 250,000 238,256
Essex Portfolio LP ,
3.00%, 1/15/2030 50,000 44,628
UDR, Inc. ,
3.20%, 1/15/2030 50,000 45,370
433,515
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 50,000 47,477
Federal Realty OP LP ,
3.20%, 6/15/2029 100,000 90,809
Kimco Realty OP LLC ,
4.45%, 9/1/2047(b) 50,000 40,880
NNN REIT, Inc. ,
3.50%, 4/15/2051 25,000 18,360
Realty Income Corp. ,
3.25%, 6/15/2029 90,000 83,638
4.00%, 7/15/2029 25,000 23,973
305,137
Semiconductors & Semiconductor Equipment 0 .7%
Analog Devices, Inc. ,
2.10%, 10/1/2031 65,000 54,995
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 54,888
Broadcom, Inc. ,
4.15%, 11/15/2030 128,000 122,089
4.93%, 5/15/2037(d) 171,000 164,921
3.50%, 2/15/2041(d) 50,000 39,968
Intel Corp. ,
3.70%, 7/29/2025 150,000 147,730
4.88%, 2/10/2026 50,000 50,316
3.75%, 3/25/2027 50,000 49,004
4.88%, 2/10/2028(b) 35,000 35,472
5.13%, 2/10/2030 50,000 51,497
5.20%, 2/10/2033 50,000 51,470
2.80%, 8/12/2041 45,000 33,414
3.73%, 12/8/2047 65,000 52,101
3.05%, 8/12/2051 100,000 69,177

16 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp.,
5.70%, 2/10/2053 20,000 21,039
3.10%, 2/15/2060 35,000 23,243
5.90%, 2/10/2063 25,000 27,131
KLA Corp. ,
3.30%, 3/1/2050 50,000 37,344
Lam Research Corp. ,
3.80%, 3/15/2025 145,000 143,214
2.88%, 6/15/2050 55,000 38,637
Micron Technology, Inc. ,
4.19%, 2/15/2027 100,000 97,995
5.88%, 9/15/2033 50,000 52,010
NVIDIA Corp. ,
3.50%, 4/1/2050 40,000 32,533
NXP BV ,
4.30%, 6/18/2029 50,000 48,428
5.00%, 1/15/2033 50,000 49,291
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 80,191
4.65%, 5/20/2035 100,000 100,837
Texas Instruments, Inc. ,
4.15%, 5/15/2048 45,000 39,722
5.00%, 3/14/2053 35,000 34,974
TSMC Arizona Corp. ,
2.50%, 10/25/2031 200,000 171,296
1,974,927
Software 0 .5%
Adobe, Inc. ,
3.25%, 2/1/2025 70,000 68,892
Microsoft Corp. ,
3.50%, 2/12/2035 65,000 61,002
3.70%, 8/8/2046 50,000 43,195
2.50%, 9/15/2050(d) 50,000 33,011
2.92%, 3/17/2052 200,000 143,557
Oracle Corp. ,
5.80%, 11/10/2025 80,000 81,204
2.65%, 7/15/2026 45,000 42,725
4.65%, 5/6/2030 80,000 79,166
2.88%, 3/25/2031 200,000 175,986
6.25%, 11/9/2032 20,000 21,571
4.30%, 7/8/2034 100,000 93,082
3.60%, 4/1/2040 100,000 79,972
3.60%, 4/1/2050 25,000 18,397
6.90%, 11/9/2052 20,000 23,486
5.55%, 2/6/2053(b) 100,000 99,376
3.85%, 4/1/2060 100,000 72,600
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 56,311
1.75%, 2/15/2031 100,000 81,517
Salesforce, Inc. ,
2.90%, 7/15/2051 50,000 34,657
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 61,678
VMware LLC ,
2.20%, 8/15/2031 100,000 82,582
Workday, Inc. ,
3.80%, 4/1/2032 30,000 27,828
1,481,795
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs 0 .3%
American Tower Corp. ,
3.38%, 10/15/2026 100,000 96,059
5.80%, 11/15/2028 50,000 51,844
3.70%, 10/15/2049 100,000 75,446
Crown Castle, Inc. ,
1.05%, 7/15/2026 80,000 72,579
5.00%, 1/11/2028 90,000 89,546
2.25%, 1/15/2031 30,000 24,790
4.00%, 11/15/2049 60,000 46,882
CubeSmart LP ,
2.25%, 12/15/2028(b) 40,000 35,323
2.50%, 2/15/2032 45,000 37,207
Equinix, Inc. ,
3.20%, 11/18/2029 35,000 32,002
2.15%, 7/15/2030 100,000 84,465
Extra Space Storage LP ,
5.50%, 7/1/2030 30,000 30,680
Public Storage Operating Co. ,
1.50%, 11/9/2026 55,000 50,625
2.25%, 11/9/2031 50,000 42,058
769,506
Specialty Retail 0 .3%
AutoNation, Inc. ,
2.40%, 8/1/2031 25,000 20,001
AutoZone, Inc. ,
4.75%, 2/1/2033 35,000 34,260
Home Depot, Inc. (The) ,
2.70%, 4/15/2030 100,000 90,601
3.25%, 4/15/2032 25,000 22,774
5.88%, 12/16/2036 25,000 27,725
4.40%, 3/15/2045 100,000 92,333
4.50%, 12/6/2048 100,000 92,461
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 100,000 96,050
3.75%, 4/1/2032 85,000 78,903
5.00%, 4/15/2040 30,000 29,088
4.05%, 5/3/2047 40,000 33,383
3.00%, 10/15/2050 80,000 54,472
4.25%, 4/1/2052 35,000 29,449
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 100,000 96,878
798,378
Technology Hardware, Storage & Peripherals 0 .4%
Apple, Inc. ,
2.50%, 2/9/2025 170,000 166,119
2.45%, 8/4/2026 190,000 181,425
3.00%, 11/13/2027(b) 100,000 95,924
1.65%, 5/11/2030 25,000 21,371
1.65%, 2/8/2031 200,000 167,559
3.85%, 5/4/2043 110,000 97,313
4.38%, 5/13/2045 145,000 137,231
2.65%, 2/8/2051 100,000 67,332
2.80%, 2/8/2061 60,000 39,921
Dell International LLC ,
4.90%, 10/1/2026 60,000 60,014
3.38%, 12/15/2041 25,000 18,981
8.35%, 7/15/2046 13,000 16,956
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(e) 25,000 26,691

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
HP, Inc. ,
4.00%, 4/15/2029(b) 10,000 9,664
6.00%, 9/15/2041 50,000 52,545
1,159,046
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 50,000 45,793
3.38%, 11/1/2046 30,000 23,668
69,461
Tobacco 0 .3%
Altria Group, Inc. ,
2.45%, 2/4/2032 50,000 40,881
3.88%, 9/16/2046 170,000 128,235
BAT Capital Corp. ,
4.39%, 8/15/2037 100,000 84,374
4.76%, 9/6/2049 25,000 19,678
3.98%, 9/25/2050 50,000 34,848
BAT International Finance plc ,
5.93%, 2/2/2029 50,000 51,906
Philip Morris International,
Inc. ,
5.00%, 11/17/2025 20,000 20,097
5.13%, 11/17/2027 20,000 20,327
5.63%, 11/17/2029 20,000 20,873
5.13%, 2/15/2030 75,000 76,236
5.38%, 2/15/2033 50,000 51,030
4.13%, 3/4/2043 70,000 59,111
Reynolds American, Inc. ,
4.45%, 6/12/2025 62,000 61,345
5.70%, 8/15/2035 75,000 73,526
742,467
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.38%, 7/1/2025 25,000 24,246
3.63%, 12/1/2027 150,000 142,405
GATX Corp. ,
4.00%, 6/30/2030(b) 100,000 93,969
260,620
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 50,000 44,135
Wireless Telecommunication Services 0 .3%
America Movil SAB de CV ,
6.38%, 3/1/2035 83,000 92,419
Rogers Communications, Inc. ,
2.95%, 3/15/2025 10,000 9,751
3.20%, 3/15/2027 10,000 9,558
5.00%, 3/15/2044 100,000 93,909
T-Mobile USA, Inc. ,
3.75%, 4/15/2027 100,000 96,950
4.80%, 7/15/2028 20,000 20,056
3.88%, 4/15/2030 100,000 94,570
2.55%, 2/15/2031 30,000 25,722
5.05%, 7/15/2033 20,000 20,023
4.38%, 4/15/2040(b) 100,000 90,243
4.50%, 4/15/2050 100,000 87,553
5.65%, 1/15/2053 30,000 30,962
5.75%, 1/15/2054 10,000 10,515
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
5.80%, 9/15/2062 25,000 26,353
Vodafone Group plc ,
6.15%, 2/27/2037 40,000 43,239
4.25%, 9/17/2050 90,000 73,956
825,779
Total Corporate Bonds
(cost $77,267,235)
72,156,600
Foreign Government Securities 1 .3%
CANADA 0.2%
Province of Alberta,
3.30%, 3/15/2028 100,000 96,527
Province of New Brunswick,
3.63%, 2/24/2028 100,000 97,271
Province of Ontario,
1.13%, 10/7/2030 200,000 163,748
Province of Quebec,
3.63%, 4/13/2028 100,000 97,913
7.50%, 9/15/2029 50,000 58,160
513,619
CHILE 0.0%
†
Republic of Chile,
3.10%, 1/22/2061 200,000 127,991
HUNGARY 0.0%
†
Hungary Government Bond,
7.63%, 3/29/2041 26,000 29,900
INDONESIA 0.1%
Republic of Indonesia,
1.85%, 3/12/2031 200,000 164,190
3.55%, 3/31/2032 200,000 181,951
346,141
ISRAEL 0.1%
State of Israel Government
Bond,
4.50%, 1/17/2033 200,000 186,638
ITALY 0.1%
Italian Republic Government
Bond,
2.88%, 10/17/2029 200,000 178,999
JAPAN 0.1%
Japan Bank for International
Cooperation,
4.25%, 1/26/2026 200,000 198,974
2.00%, 10/17/2029 200,000 176,264
375,238
MEXICO 0.2%
United Mexican States,
3.75%, 1/11/2028 200,000 192,009
4.50%, 4/22/2029(b) 200,000 195,424
5.00%, 4/27/2051 300,000 253,657

18 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
5.75%, 10/12/2110 50,000 44,006
685,096
PANAMA 0.1%
Republic of Panama,
3.16%, 1/23/2030 200,000 167,172
6.70%, 1/26/2036 200,000 192,022
359,194
PERU 0.1%
Republic of Peru,
3.00%, 1/15/2034 120,000 100,055
3.30%, 3/11/2041 120,000 91,089
191,144
PHILIPPINES 0.1%
Republic of Philippines,
6.38%, 10/23/2034 250,000 278,110
POLAND 0.0%
†
Republic of Poland,
4.88%, 10/4/2033 100,000 99,670
SOUTH KOREA 0.1%
Republic of Korea,
2.50%, 6/19/2029 200,000 183,820
SWEDEN 0.1%
Svensk Exportkredit AB,
2.25%, 3/22/2027 200,000 188,364
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
5.10%, 6/18/2050 100,000 97,185
Total Foreign Government Securities
(cost $4,176,922)
3,841,109
Mortgage-Backed Securities 26 .3%
FHLMC Gold Pool
Pool# C00351
8.00%, 7/1/2024 7 7
Pool# D60780
8.00%, 6/1/2025 105 105
Pool# G30267
5.00%, 8/1/2025 10,874 10,783
Pool# J18127
3.00%, 3/1/2027 33,015 32,168
Pool# J18702
3.00%, 3/1/2027 27,483 26,790
Pool# J19106
3.00%, 5/1/2027 12,568 12,240
Pool# C00566
7.50%, 12/1/2027 152 154
Pool# C18271
7.00%, 11/1/2028 666 688
Pool# C00678
7.00%, 11/1/2028 144 148
Pool# C00836
7.00%, 7/1/2029 138 142
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C31285
7.00%, 9/1/2029 200 206
Pool# C37436
8.00%, 1/1/2030 455 478
Pool# C36429
7.00%, 2/1/2030 303 312
Pool# C36306
7.00%, 2/1/2030 201 207
Pool# C00921
7.50%, 2/1/2030 312 322
Pool# G01108
7.00%, 4/1/2030 110 113
Pool# J32255
3.00%, 7/1/2030 12,020 11,576
Pool# C41561
8.00%, 8/1/2030 977 984
Pool# C01051
8.00%, 9/1/2030 510 537
Pool# C43550
7.00%, 10/1/2030 696 718
Pool# C44017
7.50%, 10/1/2030 227 227
Pool# C44957
8.00%, 11/1/2030 442 442
Pool# C01106
7.00%, 12/1/2030 2,262 2,334
Pool# C01103
7.50%, 12/1/2030 220 229
Pool# C46932
7.50%, 1/1/2031 335 336
Pool# C01116
7.50%, 1/1/2031 192 198
Pool# G01217
7.00%, 3/1/2031 2,446 2,525
Pool# C48206
7.50%, 3/1/2031 888 889
Pool# C91366
4.50%, 4/1/2031 32,860 32,706
Pool# G18605
3.00%, 6/1/2031 5,412 5,198
Pool# C91377
4.50%, 6/1/2031 17,287 17,206
Pool# C53324
7.00%, 6/1/2031 819 845
Pool# C54792
7.00%, 7/1/2031 643 664
Pool# J35107
2.50%, 8/1/2031 15,708 14,857
Pool# G01309
7.00%, 8/1/2031 287 297
Pool# G01311
7.00%, 9/1/2031 2,206 2,277
Pool# C01222
7.00%, 9/1/2031 326 337
Pool# G01315
7.00%, 9/1/2031 80 83
Pool# J35522
2.50%, 10/1/2031 69,807 65,999
Pool# C58694
7.00%, 10/1/2031 2,291 2,365
Pool# C60012
7.00%, 11/1/2031 331 342

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 19
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C61298
8.00%, 11/1/2031 1,261 1,262
Pool# J35957
2.50%, 12/1/2031 129,705 122,632
Pool# C61105
7.00%, 12/1/2031 2,770 2,859
Pool# C63171
7.00%, 1/1/2032 2,010 2,075
Pool# V61548
2.50%, 2/1/2032 146,529 138,308
Pool# G01391
7.00%, 4/1/2032 3,949 4,121
Pool# C01345
7.00%, 4/1/2032 1,534 1,587
Pool# C01370
8.00%, 4/1/2032 366 380
Pool# G16285
3.50%, 5/1/2032 9,605 9,361
Pool# C01381
8.00%, 5/1/2032 5,098 5,348
Pool# C68290
7.00%, 6/1/2032 1,275 1,316
Pool# C68300
7.00%, 6/1/2032 461 476
Pool# G01449
7.00%, 7/1/2032 2,523 2,615
Pool# C69908
7.00%, 8/1/2032 12,905 13,321
Pool# C91558
3.50%, 9/1/2032 38,546 37,210
Pool# G16407
2.50%, 1/1/2033 51,797 48,729
Pool# G01536
7.00%, 3/1/2033 4,323 4,479
Pool# G30646
3.00%, 5/1/2033 65,901 62,276
Pool# G30642
3.00%, 5/1/2033 33,014 31,209
Pool# K90535
3.00%, 5/1/2033 14,891 14,065
Pool# A16419
6.50%, 11/1/2033 8,504 8,844
Pool# A16522
6.50%, 12/1/2033 4,478 4,686
Pool# A21356
6.50%, 4/1/2034 26,418 27,645
Pool# C01851
6.50%, 4/1/2034 10,490 10,921
Pool# A24301
6.50%, 5/1/2034 16,089 16,695
Pool# A22067
6.50%, 5/1/2034 8,000 8,333
Pool# A24988
6.50%, 7/1/2034 6,374 6,595
Pool# G01741
6.50%, 10/1/2034 3,324 3,427
Pool# G08023
6.50%, 11/1/2034 7,270 7,626
Pool# G08064
6.50%, 4/1/2035 3,875 4,161
Pool# G01947
7.00%, 5/1/2035 3,370 3,479
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A39759
5.50%, 11/1/2035 2,582 2,659
Pool# A40376
5.50%, 12/1/2035 1,348 1,388
Pool# A42305
5.50%, 1/1/2036 3,359 3,466
Pool# A41548
7.00%, 1/1/2036 4,002 4,131
Pool# G08111
5.50%, 2/1/2036 7,504 7,728
Pool# A43861
5.50%, 3/1/2036 20,708 21,328
Pool# G08116
5.50%, 3/1/2036 9,590 9,877
Pool# A43534
6.50%, 3/1/2036 1,189 1,237
Pool# A48735
5.50%, 5/1/2036 4,260 4,388
Pool# G08136
6.50%, 6/1/2036 4,073 4,257
Pool# A53039
6.50%, 10/1/2036 27,614 28,804
Pool# C91982
3.50%, 3/1/2038 35,700 33,856
Pool# G04251
6.50%, 4/1/2038 1,817 1,904
Pool# G04569
6.50%, 8/1/2038 2,509 2,610
Pool# A84252
6.50%, 1/1/2039 11,214 11,663
Pool# A84287
6.50%, 1/1/2039 6,338 6,662
Pool# G60342
4.50%, 5/1/2042 53,507 53,322
Pool# G07158
3.50%, 10/1/2042 59,177 55,370
Pool# Q12051
3.50%, 10/1/2042 53,414 50,017
Pool# G07163
3.50%, 10/1/2042 51,596 48,336
Pool# Q11532
3.50%, 10/1/2042 44,096 41,268
Pool# Q12052
3.50%, 10/1/2042 22,950 21,488
Pool# C09020
3.50%, 11/1/2042 200,813 187,934
Pool# G07264
3.50%, 12/1/2042 87,047 81,429
Pool# Q14292
3.50%, 1/1/2043 24,736 23,155
Pool# Q14881
3.50%, 1/1/2043 18,850 17,629
Pool# V80002
2.50%, 4/1/2043 145,331 126,769
Pool# Q16915
3.00%, 4/1/2043 261,474 237,986
Pool# Q17675
3.50%, 4/1/2043 113,643 106,471
Pool# G07410
3.50%, 7/1/2043 45,254 42,398
Pool# Q20332
3.50%, 7/1/2043 8,864 8,283

20 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G07946
4.00%, 7/1/2044 46,449 44,772
Pool# Q28607
3.50%, 9/1/2044 42,513 39,698
Pool# G61231
3.50%, 9/1/2044 6,913 6,465
Pool# G08609
3.50%, 10/1/2044 17,231 16,047
Pool# Q30833
4.00%, 1/1/2045 3,866 3,725
Pool# V81873
4.00%, 8/1/2045 8,191 7,893
Pool# G08669
4.00%, 9/1/2045 43,820 42,224
Pool# Q38357
4.00%, 1/1/2046 2,889 2,784
Pool# G61365
4.50%, 1/1/2046 37,808 37,491
Pool# G08697
3.00%, 3/1/2046 68,508 61,543
Pool# Q39440
4.00%, 3/1/2046 2,643 2,547
Pool# G08704
4.50%, 4/1/2046 6,907 6,849
Pool# Q40097
4.50%, 4/1/2046 1,231 1,220
Pool# Q40718
3.50%, 5/1/2046 12,313 11,421
Pool# G08707
4.00%, 5/1/2046 54,890 52,892
Pool# G08708
4.50%, 5/1/2046 4,638 4,599
Pool# Q40728
4.50%, 5/1/2046 413 408
Pool# Q41548
3.00%, 7/1/2046 13,749 12,365
Pool# Q41903
3.50%, 7/1/2046 69,296 64,276
Pool# Q41491
3.50%, 7/1/2046 7,338 6,806
Pool# Q41935
3.50%, 7/1/2046 6,181 5,761
Pool# G61791
4.00%, 7/1/2046 8,007 7,716
Pool# Q41947
4.50%, 7/1/2046 1,603 1,588
Pool# G08715
3.00%, 8/1/2046 95,229 85,252
Pool# Q42596
3.50%, 8/1/2046 60,117 55,976
Pool# Q42203
3.50%, 8/1/2046 10,657 9,903
Pool# Q42393
3.50%, 8/1/2046 9,309 8,635
Pool# G61323
3.00%, 9/1/2046 122,117 111,000
Pool# G08721
3.00%, 9/1/2046 70,528 63,125
Pool# V82617
3.50%, 9/1/2046 44,554 41,262
Pool# G08722
3.50%, 9/1/2046 9,920 9,238
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G60733
4.50%, 9/1/2046 19,665 19,500
Pool# G60722
3.00%, 10/1/2046 186,911 167,330
Pool# Q44035
3.00%, 10/1/2046 89,706 80,234
Pool# G61815
4.00%, 10/1/2046 4,974 4,793
Pool# G61257
3.00%, 11/1/2046 174,393 155,747
Pool# Q44452
3.00%, 11/1/2046 40,291 36,021
Pool# G08732
3.00%, 11/1/2046 11,433 10,199
Pool# Q44473
3.50%, 11/1/2046 9,183 8,517
Pool# Q44223
3.50%, 11/1/2046 5,867 5,442
Pool# G08734
4.00%, 11/1/2046 88,051 84,800
Pool# G08737
3.00%, 12/1/2046 499,383 446,550
Pool# G60989
3.00%, 12/1/2046 73,310 65,626
Pool# Q45878
3.00%, 12/1/2046 13,134 11,723
Pool# G61862
3.50%, 12/1/2046 11,178 10,368
Pool# G08741
3.00%, 1/1/2047 102,537 91,668
Pool# G08747
3.00%, 2/1/2047 173,762 155,333
Pool# G08748
3.50%, 2/1/2047 16,209 15,034
Pool# Q47484
3.50%, 4/1/2047 17,669 16,389
Pool# G60988
3.00%, 5/1/2047 409,350 366,656
Pool# Q48098
3.50%, 5/1/2047 56,996 52,750
Pool# G61390
3.00%, 6/1/2047 160,147 143,178
Pool# G61339
3.00%, 8/1/2047 38,256 34,219
Pool# Q53085
3.00%, 9/1/2047 28,244 25,415
Pool# G61622
3.00%, 10/1/2047 93,917 84,043
Pool# G08785
4.00%, 10/1/2047 3,747 3,575
Pool# Q52075
4.00%, 11/1/2047 63,500 61,156
Pool# T65458
3.50%, 2/1/2048 65,474 59,348
Pool# G08800
3.50%, 2/1/2048 8,579 7,957
Pool# G08801
4.00%, 2/1/2048 24,935 23,939
Pool# Q54727
3.50%, 3/1/2048 23,629 21,917
Pool# Q55401
5.00%, 4/1/2048 5,265 5,290

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 21
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08817
4.00%, 6/1/2048 5,237 5,016
Pool# G08827
4.50%, 7/1/2048 40,336 39,668
Pool# Q57401
4.50%, 7/1/2048 12,850 12,682
Pool# Q57402
4.50%, 7/1/2048 4,611 4,561
Pool# G08831
4.00%, 8/1/2048 43,070 41,287
Pool# G67716
4.50%, 10/1/2048 49,568 48,919
Pool# G61846
4.00%, 1/1/2049 74 71
Pool# V85279
3.50%, 4/1/2049 18,442 17,122
FHLMC Non Gold Pool
Pool# 1B8478
5.98%, 7/1/2041(a) 10,220 10,349
Pool# 2B0108
6.15%, 1/1/2042(a) 760 758
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 292,285 275,963
Pool# SB8500
2.50%, 7/1/2035 212,341 196,610
Pool# SB0479
2.50%, 10/1/2035 48,953 45,431
Pool# RC1826
2.00%, 2/1/2036 220,924 199,744
Pool# SB8092
1.50%, 3/1/2036 53,151 46,734
Pool# RC1887
2.00%, 3/1/2036 341,637 308,885
Pool# RC2045
2.00%, 6/1/2036 17,628 15,938
Pool# QN8913
2.00%, 12/1/2036 60,889 55,049
Pool# RC2402
2.00%, 1/1/2037 79,671 71,845
Pool# RC2399
2.00%, 1/1/2037 59,840 54,152
Pool# SB8140
1.50%, 2/1/2037 145,720 127,399
Pool# SB8144
1.50%, 3/1/2037 168,547 147,405
Pool# QN9700
1.50%, 3/1/2037 32,084 28,048
Pool# SB8148
2.00%, 4/1/2037 63,851 57,369
Pool# SB8158
2.00%, 6/1/2037 64,952 58,358
Pool# SB0725
4.00%, 8/1/2037 3,454 3,382
Pool# SB1009
4.00%, 2/1/2038 3,866 3,783
Pool# ZM2339
3.50%, 1/1/2047 54,835 50,790
Pool# RA3022
2.50%, 6/1/2050 199,852 169,326
Pool# SD7521
2.50%, 7/1/2050 517,644 443,350
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8074
3.00%, 7/1/2050 35,989 31,836
Pool# SD7523
2.50%, 8/1/2050 244,107 208,833
Pool# RA3382
3.00%, 8/1/2050 190,927 168,246
Pool# SD1143
4.50%, 9/1/2050 87,386 85,610
Pool# SD0514
2.00%, 10/1/2050 198,601 162,544
Pool# RA3723
2.00%, 10/1/2050 109,689 89,423
Pool# RA3932
2.50%, 11/1/2050 228,396 194,595
Pool# RA3987
2.50%, 11/1/2050 124,182 105,136
Pool# RA4351
2.50%, 1/1/2051 274,615 232,270
Pool# RA4410
2.50%, 1/1/2051 186,212 157,583
Pool# RA4652
2.00%, 2/1/2051 1,252,180 1,020,801
Pool# RA4493
2.00%, 2/1/2051 783,675 635,107
Pool# QB9104
2.00%, 2/1/2051 329,070 266,398
Pool# RA4737
2.00%, 3/1/2051 967,760 785,945
Pool# RA4718
2.00%, 3/1/2051 549,029 447,579
Pool# RA4727
2.00%, 3/1/2051 315,164 255,119
Pool# SD7537
2.00%, 3/1/2051 140,514 114,704
Pool# SD8140
2.00%, 4/1/2051 1,381,747 1,118,513
Pool# SD0576
2.50%, 4/1/2051 65,849 55,386
Pool# SD8145
1.50%, 5/1/2051 882,835 678,578
Pool# QC2070
2.00%, 5/1/2051 61,648 50,431
Pool# RA5436
2.00%, 6/1/2051 186,985 151,475
Pool# RA5398
2.00%, 7/1/2051 230,770 188,577
Pool# RA6091
2.00%, 10/1/2051 190,754 155,682
Pool# RA6236
2.00%, 11/1/2051 216,447 176,081
Pool# SD8182
2.00%, 12/1/2051 870,179 703,825
Pool# RA6959
2.50%, 3/1/2052 42,910 36,154
Pool# QE0374
2.50%, 4/1/2052 254,023 214,053
Pool# RA7154
4.00%, 4/1/2052 47,167 44,412
Pool# SD8212
2.50%, 5/1/2052 237,331 199,662
Pool# RA7779
4.50%, 8/1/2052 7,072 6,841

22 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA7933
5.00%, 9/1/2052 68,569 68,360
Pool# SD7557
4.50%, 12/1/2052 151,769 148,200
Pool# SD2248
5.00%, 1/1/2053 72,502 72,079
Pool# QF5629
6.00%, 1/1/2053 16,717 17,226
Pool# SD2660
5.00%, 4/1/2053 140,720 138,998
Pool# SD2661
5.50%, 4/1/2053 62,398 62,682
Pool# SD8324
5.50%, 5/1/2053 145,797 146,201
Pool# SD2890
5.50%, 5/1/2053 36,765 37,245
Pool# SD2905
5.50%, 5/1/2053 35,962 36,157
Pool# SD3148
5.00%, 6/1/2053 145,685 144,789
Pool# SD3085
5.50%, 6/1/2053 21,909 22,096
Pool# SD3565
4.50%, 8/1/2053 13,667 13,240
Pool# SD3603
6.00%, 8/1/2053 60,108 61,700
Pool# SD4350
6.50%, 10/1/2053 17,946 18,372
Pool# SD4340
5.50%, 11/1/2053 334,123 337,398
Pool# RJ0527
6.50%, 12/1/2053 16,903 17,302
Pool# RJ0717
6.50%, 1/1/2054 10,000 10,261
FNMA Pool
Pool# AC9890
4.68%, 4/1/2040(a) 76,229 75,517
Pool# AJ1249
6.06%, 9/1/2041(a) 23,768 24,417
Pool# AL1437
6.07%, 1/1/2042(a) 6,262 6,302
Pool# AK0714
4.92%, 2/1/2042(a) 1,300 1,302
Pool# AP1961
5.95%, 8/1/2042(a) 14,038 14,401
Pool# BF0206
4.00%, 2/1/2047 31,586 29,611
Pool# BF0200
3.50%, 11/1/2051 176,045 163,167
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 421 419
Pool# AC1374
4.00%, 8/1/2024 2,440 2,410
Pool# AC1529
4.50%, 9/1/2024 1,093 1,085
Pool# AD0244
4.50%, 10/1/2024 890 885
Pool# AH1361
3.50%, 12/1/2025 13,324 13,022
Pool# AH1518
3.50%, 12/1/2025 6,579 6,430
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AE6384
4.00%, 1/1/2026 1,390 1,367
Pool# AP4746
3.00%, 8/1/2027 18,794 18,265
Pool# AP4640
3.00%, 9/1/2027 16,193 15,566
Pool# AQ5096
3.00%, 11/1/2027 28,410 27,581
Pool# AQ4532
3.00%, 11/1/2027 25,392 24,386
Pool# AQ3758
3.00%, 11/1/2027 19,372 18,599
Pool# AB6886
3.00%, 11/1/2027 11,983 11,634
Pool# AS0487
2.50%, 9/1/2028 64,352 61,823
Pool# 930998
4.50%, 4/1/2029 1,663 1,643
Pool# MA0243
5.00%, 11/1/2029 4,822 4,829
Pool# AL8077
3.50%, 12/1/2029 5,464 5,338
Pool# MA0268
5.00%, 12/1/2029 4,789 4,798
Pool# AD5655
5.00%, 5/1/2030 12,439 12,388
Pool# MA0443
5.00%, 5/1/2030 6,108 6,133
Pool# AB1038
5.00%, 5/1/2030 5,603 5,580
Pool# AS5420
3.00%, 7/1/2030 26,555 25,534
Pool# MA0559
5.00%, 9/1/2030 2,231 2,221
Pool# AZ9234
3.50%, 10/1/2030 5,354 5,194
Pool# AH1515
4.00%, 12/1/2030 106,259 104,159
Pool# AD0716
6.50%, 12/1/2030 64,288 65,806
Pool# MA0641
4.00%, 2/1/2031 98,535 96,587
Pool# 560868
7.50%, 2/1/2031 277 277
Pool# BC5968
2.50%, 4/1/2031 23,301 22,041
Pool# BC4430
3.00%, 4/1/2031 8,225 7,900
Pool# AL8566
3.00%, 6/1/2031 27,604 26,479
Pool# AL8565
3.00%, 6/1/2031 24,354 23,345
Pool# AS8028
2.50%, 9/1/2031 75,772 71,540
Pool# 607212
7.50%, 10/1/2031 1,777 1,779
Pool# BM3814
2.50%, 12/1/2031 40,923 38,645
Pool# AS8609
3.00%, 1/1/2032 35,689 34,111
Pool# AL9585
3.50%, 1/1/2032 8,974 8,741

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4624
3.00%, 2/1/2032 29,184 27,991
Pool# AS8767
3.00%, 2/1/2032 27,642 26,458
Pool# AL9871
3.00%, 2/1/2032 11,859 11,375
Pool# BM3269
2.50%, 4/1/2032 69,319 65,339
Pool# BM4088
3.00%, 6/1/2032 26,046 24,987
Pool# MA1107
3.50%, 7/1/2032 25,611 24,687
Pool# BH6610
3.50%, 7/1/2032 7,592 7,384
Pool# BM1669
3.00%, 8/1/2032 14,725 14,069
Pool# BM5167
3.50%, 9/1/2032 5,790 5,645
Pool# BH9391
3.50%, 10/1/2032 6,995 6,807
Pool# BM3977
3.00%, 12/1/2032 55,046 52,575
Pool# CA0951
3.00%, 12/1/2032 37,699 36,019
Pool# FM1661
2.50%, 1/1/2033 148,133 140,986
Pool# BM4338
2.50%, 1/1/2033 67,469 63,705
Pool# 656559
6.50%, 2/1/2033 8,434 8,714
Pool# 694846
6.50%, 4/1/2033 1,434 1,495
Pool# AB9402
3.00%, 5/1/2033 88,493 83,746
Pool# AB9403
3.00%, 5/1/2033 34,279 32,363
Pool# MA1527
3.00%, 8/1/2033 154,948 146,267
Pool# 750229
6.50%, 10/1/2033 10,570 11,017
Pool# 725228
6.00%, 3/1/2034 204,732 211,911
Pool# 788027
6.50%, 9/1/2034 13,551 14,013
Pool# FM4900
2.00%, 12/1/2035 52,971 47,892
Pool# CA8789
2.00%, 2/1/2036 322,354 291,451
Pool# CA9145
2.00%, 2/1/2036 261,782 236,686
Pool# FM5571
2.00%, 2/1/2036 143,470 129,719
Pool# CA9475
2.00%, 3/1/2036 84,904 76,765
Pool# CB0262
2.00%, 4/1/2036 1,729,482 1,553,004
Pool# FM8538
2.00%, 8/1/2036 19,359 17,503
Pool# AL4260
5.50%, 9/1/2036 16,649 17,122
Pool# MA4441
1.50%, 10/1/2036 39,784 34,857
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS0180
2.00%, 12/1/2036 125,173 112,473
Pool# FS0155
2.00%, 12/1/2036 59,946 54,028
Pool# BU1381
2.00%, 12/1/2036 40,589 36,566
Pool# CB2709
2.00%, 1/1/2037 100,640 90,688
Pool# MA4535
1.50%, 2/1/2037 273,481 239,108
Pool# MA4566
1.50%, 3/1/2037 467,642 409,139
Pool# MA4581
1.50%, 4/1/2037 72,368 63,286
Pool# CB3441
2.50%, 4/1/2037 32,621 30,032
Pool# FS2497
1.50%, 8/1/2037 38,964 34,086
Pool# MA4726
4.00%, 9/1/2037 5,607 5,487
Pool# MA4797
4.00%, 11/1/2037 6,755 6,602
Pool# 955194
7.00%, 11/1/2037 69,587 73,821
Pool# MA5223
4.00%, 11/1/2038 1,916 1,873
Pool# AB1735
3.50%, 11/1/2040 4,618 4,329
Pool# AB2067
3.50%, 1/1/2041 136,810 128,397
Pool# AB2068
3.50%, 1/1/2041 79,479 74,544
Pool# 932888
3.50%, 1/1/2041 57,631 54,039
Pool# 932891
3.50%, 1/1/2041 10,432 9,784
Pool# AI9920
4.00%, 9/1/2041 4,198 4,022
Pool# AI9851
4.50%, 9/1/2041 21,291 21,188
Pool# AJ5431
4.50%, 10/1/2041 47,634 47,363
Pool# AJ4861
4.00%, 12/1/2041 62,826 60,455
Pool# AX5316
4.50%, 1/1/2042 7,055 7,020
Pool# AL2499
4.50%, 1/1/2042 2,228 2,218
Pool# AW8167
3.50%, 2/1/2042 158,444 148,354
Pool# AB5185
3.50%, 5/1/2042 126,209 118,016
Pool# AO3575
4.50%, 5/1/2042 43,783 43,479
Pool# AP2092
4.50%, 8/1/2042 11,034 10,873
Pool# AP7489
4.00%, 9/1/2042 205,991 198,215
Pool# AL2782
4.50%, 9/1/2042 28,650 28,511
Pool# AL2677
3.50%, 11/1/2042 75,369 70,499

24 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA1273
3.50%, 12/1/2042 92,142 86,111
Pool# AR8213
3.50%, 4/1/2043 83,140 77,853
Pool# AB9238
3.00%, 5/1/2043 303,906 275,834
Pool# AB9237
3.00%, 5/1/2043 242,464 220,067
Pool# AB9236
3.00%, 5/1/2043 55,375 50,260
Pool# AB9362
3.50%, 5/1/2043 208,112 194,358
Pool# AT4145
3.00%, 6/1/2043 116,323 105,576
Pool# AB9814
3.00%, 7/1/2043 296,599 269,202
Pool# AS0255
4.50%, 8/1/2043 83,404 82,585
Pool# AS0516
3.00%, 9/1/2043 112,832 102,397
Pool# BM4222
3.00%, 1/1/2044 155,992 141,598
Pool# AW1006
4.00%, 5/1/2044 58,560 56,393
Pool# AL7767
4.50%, 6/1/2044 3,802 3,709
Pool# AS3946
4.00%, 12/1/2044 184,163 177,209
Pool# BM3611
4.00%, 1/1/2045 30,348 29,203
Pool# BM3804
3.50%, 2/1/2045 16,610 15,509
Pool# AL9555
4.00%, 2/1/2045 427,925 411,784
Pool# AL6889
4.50%, 2/1/2045 30,348 30,051
Pool# BM3931
3.00%, 3/1/2045 34,488 31,306
Pool# BM3664
3.00%, 5/1/2045 155,395 141,057
Pool# AS4921
3.50%, 5/1/2045 208,790 194,212
Pool# BM5562
4.00%, 6/1/2045 49,621 47,748
Pool# AL7207
4.50%, 8/1/2045 38,838 38,457
Pool# AS6362
4.50%, 12/1/2045 6,738 6,672
Pool# AS6474
3.50%, 1/1/2046 61,475 57,590
Pool# AS6539
3.50%, 1/1/2046 56,298 52,741
Pool# AL9849
3.50%, 1/1/2046 47,377 44,239
Pool# AL9781
4.50%, 2/1/2046 59,876 59,379
Pool# BM4621
3.50%, 3/1/2046 36,514 34,144
Pool# BC0823
3.50%, 4/1/2046 36,147 33,483
Pool# AL8833
4.00%, 6/1/2046 63,015 60,683
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS7545
3.50%, 7/1/2046 54,163 50,170
Pool# MA2705
3.00%, 8/1/2046 136,948 122,510
Pool# BC1489
3.00%, 8/1/2046 19,900 17,853
Pool# AS7760
4.00%, 8/1/2046 55,636 53,530
Pool# AS7770
4.50%, 8/1/2046 4,661 4,611
Pool# AL8947
3.50%, 9/1/2046 11,501 10,654
Pool# AL9263
3.00%, 10/1/2046 39,674 35,444
Pool# BM3932
3.50%, 10/1/2046 47,236 43,754
Pool# FM1871
4.00%, 10/1/2046 38,634 37,176
Pool# BC4766
4.50%, 10/1/2046 9,868 9,771
Pool# AS8154
4.50%, 10/1/2046 3,155 3,121
Pool# FM1368
3.00%, 11/1/2046 377,266 339,791
Pool# BC9003
3.00%, 11/1/2046 42,782 38,223
Pool# BE5067
3.50%, 11/1/2046 124,319 115,236
Pool# BC9067
3.00%, 12/1/2046 60,122 53,703
Pool# AS8417
3.50%, 12/1/2046 50,697 46,960
Pool# AS8650
3.00%, 1/1/2047 290,987 259,800
Pool# AS8692
3.50%, 1/1/2047 50,904 47,202
Pool# BD2440
3.50%, 1/1/2047 18,064 16,732
Pool# BE7115
4.50%, 1/1/2047 2,272 2,240
Pool# BD5046
3.50%, 2/1/2047 17,708 16,403
Pool# AS8979
4.50%, 3/1/2047 12,494 12,356
Pool# BM3707
2.50%, 4/1/2047 38,611 33,145
Pool# AS9467
4.00%, 4/1/2047 5,066 4,871
Pool# AS9470
4.50%, 4/1/2047 40,817 40,333
Pool# BH0304
4.50%, 4/1/2047 2,719 2,682
Pool# AS9562
3.00%, 5/1/2047 23,599 21,040
Pool# BM3237
3.50%, 5/1/2047 88,015 81,989
Pool# AS9577
3.50%, 5/1/2047 67,785 62,159
Pool# AS9586
4.00%, 5/1/2047 322,576 310,163
Pool# BM1268
4.00%, 5/1/2047 102,700 98,738

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9794
3.50%, 6/1/2047 63,797 59,637
Pool# BE3702
4.00%, 6/1/2047 30,493 29,210
Pool# BM1295
4.50%, 6/1/2047 37,720 37,288
Pool# BE9624
4.50%, 6/1/2047 17,619 17,280
Pool# BM3801
3.00%, 7/1/2047 94,926 84,791
Pool# AS9909
3.50%, 7/1/2047 56,192 52,344
Pool# BM3556
4.00%, 9/1/2047 19,254 18,604
Pool# CA0623
4.50%, 10/1/2047 7,569 7,474
Pool# BM3379
3.00%, 12/1/2047 167,849 150,068
Pool# BJ1699
4.00%, 12/1/2047 61,958 59,883
Pool# MA3238
3.50%, 1/1/2048 97,274 90,064
Pool# MA3277
4.00%, 2/1/2048 70,067 67,189
Pool# BK1972
4.50%, 3/1/2048 15,161 15,030
Pool# MA3332
3.50%, 4/1/2048 75,225 69,679
Pool# CA1531
3.50%, 4/1/2048 23,199 21,782
Pool# CA1510
3.50%, 4/1/2048 20,813 19,278
Pool# CA1560
4.50%, 4/1/2048 23,196 22,801
Pool# CA1898
4.50%, 6/1/2048 45,150 44,494
Pool# CA1951
4.00%, 7/1/2048 20,041 19,179
Pool# BK6577
4.50%, 7/1/2048 3,583 3,499
Pool# CA2376
4.00%, 9/1/2048 30,366 28,984
Pool# MA3495
4.00%, 10/1/2048 58,893 56,268
Pool# BM4664
4.50%, 10/1/2048 32,022 31,483
Pool# FM1001
3.50%, 11/1/2048 11,263 10,433
Pool# MA3521
4.00%, 11/1/2048 46,118 43,833
Pool# MA3536
4.00%, 12/1/2048 46,471 44,342
Pool# BN0340
4.50%, 12/1/2048 64,610 63,276
Pool# CA2779
4.50%, 12/1/2048 33,334 32,766
Pool# MA3563
4.00%, 1/1/2049 184,912 176,440
Pool# BN3944
4.00%, 1/1/2049 17,902 17,101
Pool# CA3387
4.00%, 4/1/2049 68,983 66,335
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA3489
4.00%, 5/1/2049 40,508 38,953
Pool# MA3665
4.50%, 5/1/2049 61,202 60,046
Pool# CA3669
4.00%, 6/1/2049 79,894 76,500
Pool# CA3825
4.00%, 7/1/2049 24,291 23,439
Pool# FM2887
3.00%, 3/1/2050 88,472 78,518
Pool# FM0077
3.00%, 3/1/2050 42,804 37,849
Pool# CA5510
3.00%, 4/1/2050 139,779 123,751
Pool# MA4048
3.00%, 6/1/2050 43,097 38,071
Pool# MA4077
2.00%, 7/1/2050 90,045 73,176
Pool# CA6598
2.50%, 8/1/2050 297,270 253,198
Pool# MA4097
3.00%, 8/1/2050 9,534 8,419
Pool# BQ4909
2.00%, 9/1/2050 786,917 640,530
Pool# CA6985
2.00%, 9/1/2050 495,566 404,644
Pool# FM4222
2.50%, 9/1/2050 580,339 497,442
Pool# CA7572
2.50%, 10/1/2050 466,444 399,312
Pool# CA7368
2.50%, 10/1/2050 365,402 309,645
Pool# CA7369
2.50%, 10/1/2050 273,547 231,693
Pool# MA4181
1.50%, 11/1/2050 436,910 336,356
Pool# FM4808
2.50%, 11/1/2050 257,668 218,297
Pool# MA4210
2.50%, 12/1/2050 66,463 56,308
Pool# CA8442
2.00%, 1/1/2051 961,805 787,174
Pool# FM6031
2.00%, 2/1/2051 1,309,168 1,057,097
Pool# CA8893
2.00%, 2/1/2051 390,394 317,479
Pool# BQ9747
2.00%, 2/1/2051 334,631 270,955
Pool# CA8823
2.00%, 2/1/2051 210,420 171,123
Pool# FM6135
2.00%, 2/1/2051 135,037 110,261
Pool# FM6554
2.00%, 3/1/2051 522,858 426,198
Pool# FM6569
2.50%, 3/1/2051 583,443 493,447
Pool# FM7677
2.50%, 3/1/2051 550,249 466,746
Pool# FM6834
2.00%, 4/1/2051 650,902 530,569
Pool# CB0235
2.00%, 4/1/2051 296,905 241,921

26 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB0149
2.00%, 4/1/2051 202,163 164,851
Pool# CB0400
2.00%, 5/1/2051 82,176 67,704
Pool# CB0684
2.00%, 6/1/2051 312,619 254,625
Pool# FM8630
1.50%, 7/1/2051 39,106 30,109
Pool# CB1110
2.00%, 7/1/2051 84,928 68,714
Pool# FM8160
2.50%, 7/1/2051 157,294 134,302
Pool# FM8007
2.50%, 7/1/2051 98,416 83,328
Pool# FM8011
2.50%, 8/1/2051 311,078 264,609
Pool# FM8441
2.50%, 8/1/2051 124,812 106,190
Pool# CB1330
2.50%, 8/1/2051 104,698 88,655
Pool# MA4399
2.50%, 8/1/2051 84,270 71,166
Pool# FM8794
2.50%, 9/1/2051 306,596 260,471
Pool# FM9082
2.00%, 10/1/2051 106,731 87,146
Pool# CB1871
2.50%, 10/1/2051 379,583 322,425
Pool# MA4464
1.50%, 11/1/2051 50,950 39,136
Pool# MA4465
2.00%, 11/1/2051 681,778 551,710
Pool# FM9450
2.00%, 11/1/2051 106,169 86,392
Pool# FM9491
2.50%, 11/1/2051 43,857 37,125
Pool# FM9494
2.50%, 11/1/2051 28,026 23,801
Pool# FM9543
2.50%, 12/1/2051 446,496 379,164
Pool# CB2410
2.50%, 12/1/2051 109,878 93,276
Pool# FM9806
2.50%, 12/1/2051 95,283 80,896
Pool# MA4512
2.50%, 1/1/2052 810,174 683,229
Pool# BU8176
2.50%, 1/1/2052 440,632 371,589
Pool# FS2639
2.50%, 1/1/2052 320,325 270,716
Pool# BU9929
2.00%, 2/1/2052 246,209 199,061
Pool# MA4578
2.50%, 4/1/2052 363,572 306,404
Pool# CB3351
2.50%, 4/1/2052 69,038 58,182
Pool# MA4700
4.00%, 8/1/2052 71,358 67,189
Pool# FS2972
4.50%, 10/1/2052 47,184 45,735
Pool# MA4805
4.50%, 11/1/2052 59,719 57,747
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB5084
5.00%, 11/1/2052 47,776 47,622
Pool# CB5268
4.50%, 12/1/2052 331,512 320,596
Pool# FS3416
5.00%, 12/1/2052 92,597 92,299
Pool# CB5535
5.00%, 1/1/2053 241,256 238,729
Pool# BW5089
5.00%, 1/1/2053 65,569 64,801
Pool# CB5642
5.50%, 2/1/2053 80,294 80,641
Pool# CB5836
5.00%, 3/1/2053 46,506 46,536
Pool# CB5908
5.50%, 3/1/2053 74,463 75,687
Pool# FS4070
5.50%, 3/1/2053 48,716 49,351
Pool# CB6004
5.50%, 4/1/2053 311,527 316,103
Pool# CB6182
5.00%, 5/1/2053 147,044 145,206
Pool# MA5073
6.00%, 7/1/2053 50,941 51,640
Pool# FS5424
4.50%, 8/1/2053 41,132 39,836
Pool# CB6921
6.00%, 8/1/2053 33,460 34,491
Pool# FS5886
6.00%, 9/1/2053 107,633 109,135
Pool# CB7115
6.00%, 9/1/2053 51,814 53,291
Pool# CB7484
6.50%, 11/1/2053 181,534 185,889
Pool# FS6294
6.50%, 11/1/2053 21,585 22,094
Pool# CB7865
6.50%, 1/1/2054 21,988 22,572
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 2/25/2039 200,000 174,858
2.00%, 2/25/2039 200,000 179,483
2.50%, 2/25/2039 464,000 427,279
3.00%, 2/25/2039 425,000 400,164
3.50%, 2/25/2039 200,000 192,276
4.00%, 2/25/2039 75,000 73,333
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 2/25/2054 875,000
886,980
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 2/25/2054 225,000 172,678
2.00%, 2/25/2054 500,000 403,104
2.50%, 2/25/2054 1,075,000 903,900
3.00%, 2/25/2054 900,000 787,640
3.50%, 2/25/2054 575,000 523,293
4.00%, 2/25/2054 350,000 329,429
4.50%, 2/25/2054 49,000 47,373
5.00%, 2/25/2054 1,101,000 1,086,578
5.50%, 2/25/2054 671,000 672,910
6.50%, 2/25/2054 1,025,000 1,049,257

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 3 3
Pool# 457801
7.00%, 8/15/2028 553 559
Pool# 486936
6.50%, 2/15/2029 253 260
Pool# 502969
6.00%, 3/15/2029 950 985
Pool# 487053
7.00%, 3/15/2029 319 321
Pool# 781014
6.00%, 4/15/2029 610 619
Pool# 509099
7.00%, 6/15/2029 1,432 1,441
Pool# 434505
7.50%, 8/15/2029 25 25
Pool# 781124
7.00%, 12/15/2029 2,296 2,385
Pool# 507396
7.50%, 9/15/2030 16,832 16,936
Pool# 531352
7.50%, 9/15/2030 1,150 1,157
Pool# 536334
7.50%, 10/15/2030 87 88
Pool# 486019
7.50%, 1/15/2031 425 428
Pool# 535388
7.50%, 1/15/2031 281 283
Pool# 528589
6.50%, 3/15/2031 4,958 5,203
Pool# 508473
7.50%, 4/15/2031 1,738 1,755
Pool# 544470
8.00%, 4/15/2031 682 681
Pool# 781287
7.00%, 5/15/2031 1,090 1,132
Pool# 781319
7.00%, 7/15/2031 356 378
Pool# 485879
7.00%, 8/15/2031 818 828
Pool# 572554
6.50%, 9/15/2031 16,118 16,733
Pool# 781328
7.00%, 9/15/2031 1,041 1,091
Pool# 550991
6.50%, 10/15/2031 269 280
Pool# 571267
7.00%, 10/15/2031 147 148
Pool# 555171
6.50%, 12/15/2031 660 682
Pool# 781380
7.50%, 12/15/2031 344 369
Pool# 781481
7.50%, 1/15/2032 1,631 1,734
Pool# 580972
6.50%, 2/15/2032 88 91
Pool# 781401
7.50%, 2/15/2032 1,139 1,219
Pool# 781916
6.50%, 3/15/2032 11,464 11,870
Pool# 552474
7.00%, 3/15/2032 2,093 2,150
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781478
7.50%, 3/15/2032 661 698
Pool# 781429
8.00%, 3/15/2032 1,203 1,278
Pool# 781431
7.00%, 4/15/2032 4,329 4,576
Pool# 552616
7.00%, 6/15/2032 16,446 16,842
Pool# 570022
7.00%, 7/15/2032 7,181 7,415
Pool# 595077
6.00%, 10/15/2032 2,290 2,387
Pool# 552903
6.50%, 11/15/2032 26,625 27,540
Pool# 552952
6.00%, 12/15/2032 1,499 1,541
Pool# 602102
6.00%, 2/15/2033 8,160 8,478
Pool# 588192
6.00%, 2/15/2033 1,675 1,724
Pool# 553144
5.50%, 4/15/2033 5,646 5,773
Pool# 604243
6.00%, 4/15/2033 2,828 2,960
Pool# 611526
6.00%, 5/15/2033 4,533 4,699
Pool# 553320
6.00%, 6/15/2033 8,769 9,055
Pool# 604788
6.50%, 11/15/2033 28,637 29,873
Pool# 781688
6.00%, 12/15/2033 11,804 12,356
Pool# 604875
6.00%, 12/15/2033 10,511 10,953
Pool# 781690
6.00%, 12/15/2033 4,320 4,522
Pool# 781699
7.00%, 12/15/2033 1,319 1,343
Pool# 621856
6.00%, 1/15/2034 5,195 5,361
Pool# 564799
6.00%, 3/15/2034 3,921 4,066
Pool# 630038
6.50%, 8/15/2034 18,404 19,176
Pool# 781804
6.00%, 9/15/2034 11,830 12,371
Pool# 781847
6.00%, 12/15/2034 8,707 9,105
Pool# 486921
5.50%, 2/15/2035 3,055 3,150
Pool# 781902
6.00%, 2/15/2035 11,857 12,398
Pool# 649510
5.50%, 10/15/2035 36,384 37,695
Pool# 652207
5.50%, 3/15/2036 25,462 26,160
Pool# 655519
5.00%, 5/15/2036 11,879 12,111
Pool# 652539
5.00%, 5/15/2036 4,085 4,100
Pool# 606308
5.50%, 5/15/2036 4,193 4,323

28 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 656666
6.00%, 6/15/2036 9,794 10,184
Pool# 657912
6.50%, 8/15/2036 1,975 2,045
Pool# 704630
5.50%, 7/15/2039 10,274 10,556
Pool# 757038
4.00%, 12/15/2040 103,937 100,191
Pool# 757039
4.00%, 12/15/2040 102,289 98,098
Pool# 755656
4.00%, 12/15/2040 35,948 34,829
Pool# 757044
4.00%, 12/15/2040 32,864 31,745
Pool# 742235
4.00%, 12/15/2040 28,533 27,505
Pool# 755655
4.00%, 12/15/2040 21,927 21,245
Pool# 757043
4.00%, 12/15/2040 15,751 15,183
Pool# 756631
4.00%, 12/15/2040 11,124 10,778
Pool# 755959
4.00%, 1/15/2041 77,868 75,446
Pool# 742244
4.00%, 1/15/2041 66,011 63,632
Pool# 753826
4.00%, 1/15/2041 35,629 34,346
Pool# 690662
4.00%, 1/15/2041 22,000 21,207
Pool# 719486
4.00%, 1/15/2041 6,883 6,601
Pool# 757555
4.00%, 2/15/2041 15,089 14,620
Pool# 757557
4.00%, 2/15/2041 7,407 7,177
Pool# AD6012
3.50%, 4/15/2043 201,901 191,005
Pool# AA6307
3.50%, 4/15/2043 61,899 58,464
Pool# AA6403
3.00%, 5/15/2043 279,186 255,037
Pool# 783781
3.50%, 6/15/2043 65,311 61,514
Pool# 784015
3.00%, 7/15/2043 15,747 14,385
Pool# 784714
3.00%, 1/15/2044 83,888 76,632
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 60,880 62,875
Pool# 4559
5.00%, 10/20/2039 84,102 85,516
Pool# 737727
4.00%, 12/20/2040 348,508 337,453
Pool# 737730
4.00%, 12/20/2040 101,027 97,822
Pool# 4923
4.50%, 1/20/2041 57,283 57,168
Pool# 4978
4.50%, 3/20/2041 8,040 8,024
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 5017
4.50%, 4/20/2041 82,693 82,526
Pool# 5082
4.50%, 6/20/2041 147,287 146,989
Pool# 675523
3.50%, 3/20/2042 133,161 123,396
Pool# MA0462
3.50%, 10/20/2042 213,416 200,811
Pool# MA0625
3.50%, 12/20/2042 163,334 153,703
Pool# MA0698
3.00%, 1/20/2043 138,037 125,606
Pool# AF1001
3.50%, 6/20/2043 108,551 100,722
Pool# AJ9335
3.50%, 10/20/2044 7,662 7,106
Pool# MA2754
3.50%, 4/20/2045 78,366 73,419
Pool# MA2824
2.50%, 5/20/2045 116,805 102,674
Pool# MA2825
3.00%, 5/20/2045 162,864 147,939
Pool# MA2891
3.00%, 6/20/2045 428,355 389,608
Pool# MA2892
3.50%, 6/20/2045 35,838 33,494
Pool# MA2960
3.00%, 7/20/2045 141,019 127,994
Pool# MA3172
3.00%, 10/20/2045 50,268 45,589
Pool# MA3173
3.50%, 10/20/2045 3,074 2,872
Pool# MA3243
3.00%, 11/20/2045 45,046 40,906
Pool# MA3244
3.50%, 11/20/2045 58,164 54,352
Pool# 784098
3.00%, 12/20/2045 234,444 212,691
Pool# 784119
3.00%, 2/20/2046 186,875 169,536
Pool# MA3520
3.00%, 3/20/2046 157,314 142,661
Pool# MA3521
3.50%, 3/20/2046 132,448 123,754
Pool# MA3735
3.00%, 6/20/2046 151,114 136,757
Pool# MA3876
4.50%, 8/20/2046 5,197 5,193
Pool# MA3939
4.50%, 9/20/2046 3,110 3,046
Pool# MA4125
2.50%, 12/20/2046 44,615 39,090
Pool# MA4126
3.00%, 12/20/2046 524,528 473,287
Pool# MA4194
2.50%, 1/20/2047 111,881 97,947
Pool# MA4196
3.50%, 1/20/2047 15,102 14,085
Pool# MA4264
4.50%, 2/20/2047 5,565 5,540
Pool# MA4321
3.50%, 3/20/2047 194,672 181,810

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# AZ1974
3.50%, 4/20/2047 78,268 72,898
Pool# MA4384
4.50%, 4/20/2047 4,785 4,754
Pool# MA4512
4.50%, 6/20/2047 13,735 13,572
Pool# MA4652
3.50%, 8/20/2047 54,622 50,975
Pool# MA4836
3.00%, 11/20/2047 84,519 76,400
Pool# 784421
3.50%, 12/20/2047 183,535 171,130
Pool# MA4900
3.50%, 12/20/2047 119,269 111,462
Pool# MA4962
3.50%, 1/20/2048 3,762 3,505
Pool# 784480
3.50%, 4/20/2048 45,634 42,594
Pool# 784481
3.50%, 4/20/2048 8,904 8,289
Pool# MA5191
3.50%, 5/20/2048 117,585 109,706
Pool# MA5331
4.50%, 7/20/2048 36,136 35,630
Pool# MA5465
3.50%, 9/20/2048 13,902 12,969
Pool# BK2856
4.50%, 12/20/2048 4,259 4,145
Pool# MA5818
4.50%, 3/20/2049 693,482 683,556
Pool# MA6092
4.50%, 8/20/2049 21,610 21,192
Pool# MA6409
3.00%, 1/20/2050 200,194 180,257
Pool# MA6764
2.00%, 7/20/2050 54,535 45,520
Pool# MA6818
2.00%, 8/20/2050 440,774 367,378
Pool# BW4732
2.50%, 8/20/2050 347,284 289,870
Pool# BW6206
2.50%, 8/20/2050 332,417 277,460
Pool# BW4741
2.50%, 9/20/2050 340,959 284,590
Pool# MA7051
2.00%, 12/20/2050 342,086 285,073
Pool# MA7311
2.00%, 4/20/2051 1,531,648 1,276,487
Pool# MA7472
2.50%, 7/20/2051 602,994 521,716
Pool# MA7767
2.50%, 12/20/2051 107,708 93,128
Pool# MA7936
2.50%, 3/20/2052 1,209,705 1,045,618
Pool# MA7987
2.50%, 4/20/2052 270,431 233,861
Pool# MA8197
2.50%, 8/20/2052 613,415 530,463
Pool# MA8201
4.50%, 8/20/2052 69,761 67,955
Pool# MA8491
5.50%, 12/20/2052 119,694 120,544
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA8800
5.00%, 4/20/2053 455,405 452,337
Pool# MA8948
5.50%, 6/20/2053 191,682 192,929
Pool# 786798
5.50%, 7/20/2053 66,626 67,491
Pool# MA9172
6.00%, 9/20/2053 130,802 132,833
Pool# MA9242
6.00%, 10/20/2053 199,673 202,774
Pool# MA9307
6.50%, 11/20/2053 19,907 20,359
GNMA TBA
2.00%, 2/15/2054 1,750,000 1,457,212
2.50%, 2/15/2054 600,000 518,705
3.50%, 2/15/2054 425,000 392,028
4.00%, 2/15/2054 925,000 878,729
4.50%, 2/15/2054 875,000 851,877
5.00%, 2/15/2054 900,000 894,016
5.50%, 2/15/2054 350,000 352,239
6.00%, 2/15/2054 350,000 355,338
6.50%, 2/15/2054 225,000 229,971
Total Mortgage-Backed Securities
(cost $83,659,992)
75,441,296
Municipal Bonds 0 .8%
California 0 .2%
Bay Area Toll Authority, RB,
Series S, 6.91%, 10/1/2050 25,000 31,187
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 100,000 118,609
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 100,000 113,122
Regents of the University of
California Medical Center
Pooled, RB, Series 2020
SER N, 3.01%, 5/15/2050 115,000 80,122
State of California,
GO, 7.63%, 3/1/2040 100,000 125,749
University of California
Series AX, 3.06%, 7/1/2025 50,000 48,933
Series R, 5.77%, 5/15/2043 50,000 53,169
570,891
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 44,000 49,684
Illinois 0 .1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 32,656
State of Illinois, GO, 5.10%,
6/1/2033 185,000 183,760
216,416

30 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Auth, RB, 5.20%, 12/1/2039 60,000 61,994
Nebraska 0 .0%
†
University of Nebraska
Facilities Corp. (The), RB,
Series A, 3.04%, 10/1/2049 55,000 41,660
New Jersey 0 .1%
New Jersey Economic
Development Authority, RB,
Series A, 7.43%, 2/15/2029 150,000 162,180
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 143,042
305,222
New York 0 .1%
Metropolitan Transportation
Authority, RB, Series C,
5.18%, 11/15/2049 25,000 24,117
New York City Municipal
Water Finance Authority,
RB, Series CC, 5.88%,
6/15/2044 25,000 27,701
New York City Transitional
Finance Authority Future
Tax Secured Revenue, RB,
Series B, 5.57%, 11/1/2038 100,000 104,278
New York State Thruway
Authority, RB, Series M,
2.90%, 1/1/2035 50,000 42,932
Port Authority of New York &
New Jersey, RB, 6.04%,
12/1/2029 100,000 108,412
307,440
Ohio 0 .1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 99,999
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 99,427
199,426
Texas 0 .2%
Dallas Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 42,022
Dallas Independent School
District, GO, Series C,
6.45%, 2/15/2035 150,000 151,213
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 18,569
State of Texas, GO, Series A,
5.52%, 4/1/2039 50,000 53,469
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
Texas Natural Gas
Securitization Finance Corp.
Series A, 5.10%, 4/1/2035 15,000 15,320
Series A, 5.17%, 4/1/2041 15,000 15,620
Texas Transportation
Commission State Highway
Fund, RB, 5.18%, 4/1/2030 100,000 102,780
398,993
Wisconsin 0 .0%
†
State of Wisconsin, RB, Series
C, 3.15%, 5/1/2027 20,000 19,271
Total Municipal Bonds
(cost $2,260,314)
2,170,997
Supranational 1 .1%
African Development Bank,
4.38%, 3/14/2028 200,000 202,351
Asian Development Bank
2.50%, 11/2/2027 250,000 236,485
2.75%, 1/19/2028 200,000 190,566
4.50%, 8/25/2028 210,000 214,265
3.13%, 9/26/2028 75,000 72,127
Asian Infrastructure
Investment Bank (The),
4.00%, 1/18/2028 100,000 99,534
European Investment Bank
1.63%, 3/14/2025 200,000 193,436
0.38%, 3/26/2026 100,000 92,161
3.63%, 7/15/2030 80,000 78,277
3.75%, 2/14/2033 200,000 195,114
Inter-American Development
Bank
4.00%, 1/12/2028 300,000 299,463
1.13%, 1/13/2031 50,000 41,223
3.50%, 4/12/2033 200,000 190,303
International Bank for
Reconstruction &
Development
0.63%, 4/22/2025 500,000 476,435
2.50%, 7/29/2025 250,000 242,792
4.63%, 8/1/2028 260,000 266,478
1.75%, 10/23/2029 250,000 221,069
Total Supranational
(cost $3,427,336)
3,312,079
U.S. Government Agency Securities 0 .8%
FHLB
3.13%, 6/13/2025 475,000 466,621
5.50%, 7/15/2036 200,000 221,176
FHLMC
0.38%, 7/21/2025 65,000 61,378
6.75%, 3/15/2031 200,000 233,125
6.25%, 7/15/2032(b) 165,000 190,811
FNMA
2.63%, 9/6/2024 200,000 197,072

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 31
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FNMA
0.50%, 6/17/2025 500,000 473,760
6.25%, 5/15/2029 100,000 111,034
7.25%, 5/15/2030(b) 200,000 235,645
0.88%, 8/5/2030 80,000 65,460
Tennessee Valley Authority,
4.88%, 1/15/2048 100,000 102,142
Total U.S. Government Agency Securities
(cost $2,434,781)
2,358,224
U.S. Treasury Obligations 41 .2%
U.S. Treasury Bonds
6.00%, 2/15/2026 444,500 460,075
5.50%, 8/15/2028 (b) 300,000 320,180
5.25%, 11/15/2028 500,000 529,297
4.50%, 2/15/2036 (b) 400,000 423,672
4.75%, 2/15/2037 400,000 433,109
4.50%, 5/15/2038 500,000 524,629
4.50%, 8/15/2039 185,000 193,000
4.38%, 11/15/2039 480,000 493,013
1.13%, 5/15/2040 500,000 317,363
4.38%, 5/15/2040 200,000 204,531
3.88%, 8/15/2040 400,000 384,250
1.38%, 11/15/2040 600,000 391,969
4.25%, 11/15/2040 200,000 201,008
1.88%, 2/15/2041 500,000 353,965
1.75%, 8/15/2041 500,000 343,184
3.75%, 8/15/2041 150,000 140,648
2.00%, 11/15/2041 250,000 178,535
3.13%, 11/15/2041 300,000 256,945
2.38%, 2/15/2042 100,000 75,672
3.13%, 2/15/2042 80,000 68,306
3.25%, 5/15/2042 300,000 259,770
2.75%, 8/15/2042 500,000 400,020
3.38%, 8/15/2042 300,000 264,105
2.75%, 11/15/2042 250,000 199,434
4.00%, 11/15/2042 200,000 191,992
3.13%, 2/15/2043 650,000 548,920
3.88%, 2/15/2043 800,000 753,094
2.88%, 5/15/2043 700,000 566,945
3.88%, 5/15/2043 400,000 376,375
3.63%, 8/15/2043 500,000 453,613
4.38%, 8/15/2043 700,000 705,031
3.75%, 11/15/2043 250,000 230,459
4.75%, 11/15/2043 600,000 635,156
3.63%, 2/15/2044 500,000 452,266
3.13%, 8/15/2044 400,000 333,828
3.00%, 11/15/2044 350,000 285,510
3.00%, 5/15/2045 400,000 324,891
2.50%, 2/15/2046 400,000 294,484
2.50%, 5/15/2046 400,000 293,875
2.25%, 8/15/2046 300,000 209,098
2.88%, 11/15/2046 275,000 215,961
3.00%, 2/15/2047 400,000 320,687
3.00%, 5/15/2047 400,000 320,156
2.75%, 8/15/2047 350,000 266,902
3.00%, 2/15/2048 500,000 398,398
3.00%, 8/15/2048 350,000 278,510
3.38%, 11/15/2048 500,000 425,547
3.00%, 2/15/2049 400,000 317,781
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.88%, 5/15/2049 400,000 310,219
2.25%, 8/15/2049 500,000 339,727
2.38%, 11/15/2049 450,000 314,156
2.00%, 2/15/2050 500,000 319,199
1.25%, 5/15/2050 800,000 416,469
1.38%, 8/15/2050 700,000 376,633
1.63%, 11/15/2050 250,000 143,955
1.88%, 2/15/2051 950,000 583,062
2.38%, 5/15/2051 900,000 622,898
2.00%, 8/15/2051 700,000 442,258
1.88%, 11/15/2051 830,000 507,175
2.25%, 2/15/2052 800,000 536,969
2.88%, 5/15/2052 640,000 494,425
3.00%, 8/15/2052 600,000 475,805
4.00%, 11/15/2052 750,000 720,586
3.63%, 2/15/2053 1,150,000 1,032,484
3.63%, 5/15/2053 800,000 718,875
4.13%, 8/15/2053 700,000 688,297
4.75%, 11/15/2053 500,000 545,938
U.S. Treasury Notes
4.13%, 1/31/2025 300,000 298,242
2.00%, 2/15/2025 500,000 486,172
0.50%, 3/31/2025 700,000 667,816
2.63%, 3/31/2025 700,000 684,441
2.63%, 4/15/2025 300,000 293,133
0.38%, 4/30/2025 500,000 474,863
3.88%, 4/30/2025 2,700,000 2,677,852
2.13%, 5/15/2025 600,000 582,234
2.75%, 5/15/2025 500,000 489,062
0.25%, 5/31/2025 500,000 472,715
0.25%, 6/30/2025 500,000 471,504
2.75%, 6/30/2025 550,000 537,432
3.00%, 7/15/2025 700,000 686,027
2.88%, 7/31/2025 750,000 733,418
4.75%, 7/31/2025 1,400,000 1,406,563
2.00%, 8/15/2025 500,000 482,402
0.25%, 8/31/2025 1,000,000 937,383
5.00%, 8/31/2025 1,000,000 1,009,258
3.50%, 9/15/2025 600,000 591,937
0.25%, 9/30/2025 600,000 561,047
4.25%, 10/15/2025 1,000,000 998,750
3.00%, 10/31/2025 800,000 782,500
5.00%, 10/31/2025 1,000,000 1,011,367
2.25%, 11/15/2025 1,500,000 1,447,734
0.38%, 11/30/2025 1,300,000 1,211,641
4.00%, 12/15/2025 900,000 895,676
0.38%, 12/31/2025 1,200,000 1,115,719
3.88%, 1/15/2026 2,000,000 1,986,562
0.38%, 1/31/2026 1,000,000 927,031
2.63%, 1/31/2026 (b) 750,000 727,471
1.63%, 2/15/2026 400,000 380,000
4.00%, 2/15/2026 500,000 497,930
4.63%, 3/15/2026 800,000 806,906
0.75%, 3/31/2026 500,000 465,254
3.75%, 4/15/2026 500,000 495,684
4.13%, 6/15/2026 800,000 800,188
0.63%, 7/31/2026 1,000,000 918,672
1.50%, 8/15/2026 400,000 375,297
0.75%, 8/31/2026 1,000,000 919,531
1.38%, 8/31/2026 1,000,000 934,570
4.63%, 9/15/2026 600,000 608,203
1.63%, 9/30/2026 1,000,000 939,687

32 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.63%, 10/15/2026 700,000 710,145
1.63%, 10/31/2026 1,000,000 937,852
2.00%, 11/15/2026 800,000 757,469
1.25%, 12/31/2026 700,000 647,746
4.00%, 1/15/2027 500,000 499,883
1.50%, 1/31/2027 800,000 744,125
2.25%, 2/15/2027 800,000 760,281
1.13%, 2/28/2027 (b) 500,000 458,984
1.88%, 2/28/2027 700,000 657,371
0.63%, 3/31/2027 500,000 450,547
2.50%, 3/31/2027 600,000 573,937
0.50%, 4/30/2027 500,000 447,559
2.75%, 4/30/2027 450,000 433,318
2.38%, 5/15/2027 500,000 475,547
2.63%, 5/31/2027 700,000 670,824
2.75%, 7/31/2027 300,000 288,258
2.25%, 8/15/2027 500,000 472,129
0.50%, 8/31/2027 500,000 443,047
3.13%, 8/31/2027 700,000 680,777
0.38%, 9/30/2027 500,000 439,805
4.13%, 9/30/2027 700,000 704,266
0.50%, 10/31/2027 500,000 440,684
4.13%, 10/31/2027 500,000 503,125
2.25%, 11/15/2027 870,000 818,921
0.63%, 11/30/2027 250,000 220,898
3.88%, 11/30/2027 430,000 428,975
0.63%, 12/31/2027 500,000 440,645
3.88%, 12/31/2027 800,000 798,437
0.75%, 1/31/2028 500,000 441,875
3.50%, 1/31/2028 1,300,000 1,279,840
2.75%, 2/15/2028 1,000,000 956,484
1.13%, 2/29/2028 700,000 627,102
4.00%, 2/29/2028 300,000 300,855
1.25%, 3/31/2028 500,000 449,336
3.63%, 3/31/2028 600,000 593,438
1.25%, 4/30/2028 700,000 627,648
3.50%, 4/30/2028 1,300,000 1,279,129
2.88%, 5/15/2028 1,000,000 959,531
1.25%, 5/31/2028 700,000 626,637
3.63%, 5/31/2028 350,000 346,172
1.25%, 6/30/2028 700,000 625,488
4.00%, 6/30/2028 750,000 753,018
1.00%, 7/31/2028 1,000,000 881,562
4.13%, 7/31/2028 700,000 706,645
2.88%, 8/15/2028 1,000,000 957,852
4.38%, 8/31/2028 400,000 408,078
1.25%, 9/30/2028 500,000 444,121
4.63%, 9/30/2028 500,000 515,430
1.38%, 10/31/2028 500,000 445,918
4.88%, 10/31/2028 300,000 312,656
1.50%, 11/30/2028 500,000 447,832
3.75%, 12/31/2028 700,000 696,008
1.75%, 1/31/2029 500,000 451,895
4.00%, 1/31/2029 400,000 402,406
2.63%, 2/15/2029 457,000 430,615
2.38%, 3/31/2029 400,000 371,781
2.88%, 4/30/2029 350,000 333,129
2.38%, 5/15/2029 100,000 92,828
2.75%, 5/31/2029 500,000 472,539
3.25%, 6/30/2029 400,000 387,328
2.63%, 7/31/2029 200,000 187,445
1.63%, 8/15/2029 500,000 445,234
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.13%, 8/31/2029 400,000 384,344
3.88%, 9/30/2029 300,000 299,367
4.00%, 10/31/2029 300,000 301,289
1.75%, 11/15/2029 (b) 250,000 223,369
3.88%, 11/30/2029 850,000 848,273
3.88%, 12/31/2029 700,000 698,441
3.50%, 1/31/2030 650,000 635,604
1.50%, 2/15/2030 700,000 610,121
4.00%, 2/28/2030 350,000 351,518
3.63%, 3/31/2030 400,000 393,563
3.50%, 4/30/2030 700,000 683,813
0.63%, 5/15/2030 700,000 572,715
3.75%, 5/31/2030 300,000 297,117
3.75%, 6/30/2030 900,000 891,387
4.00%, 7/31/2030 550,000 552,471
0.63%, 8/15/2030 950,000 770,873
4.13%, 8/31/2030 400,000 404,563
4.63%, 9/30/2030 500,000 520,332
4.88%, 10/31/2030 800,000 844,500
0.88%, 11/15/2030 800,000 657,469
4.38%, 11/30/2030 600,000 615,938
3.75%, 12/31/2030 400,000 395,938
1.13%, 2/15/2031 1,200,000 1,001,109
1.63%, 5/15/2031 1,100,000 942,734
1.25%, 8/15/2031 500,000 413,828
1.38%, 11/15/2031 1,200,000 996,094
1.88%, 2/15/2032 800,000 687,219
2.88%, 5/15/2032 1,000,000 924,844
2.75%, 8/15/2032 1,100,000 1,004,910
4.13%, 11/15/2032 750,000 759,844
3.50%, 2/15/2033 1,050,000 1,014,275
3.38%, 5/15/2033 1,000,000 955,781
3.88%, 8/15/2033 900,000 894,656
4.50%, 11/15/2033 1,300,000 1,357,484
Total U.S. Treasury Obligations
(cost $127,256,422)
118,064,356

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 33
Repurchase Agreement 0 .9%
Principal
Amount ($) Value ($)
CF Secured, LLC
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $2,471,242,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$2,520,666. (f) 2,470,877 2,470,877
Total Repurchase Agreement
(cost $2,470,877)
2,470,877
Total Investments
(cost $308,707,868) — 99.5%
285,142,404
Other assets in excess of
liabilities — 0.5% 1,374,261
NET ASSETS — 100.0%
$ 286,516,665
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2024.
(b) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $5,535,347, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,470,877 and by $3,199,789 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 2/29/2024 – 8/15/2053, a total value of
$5,670,666.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2024.
(d) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2024
was $374,301 which represents 0.13% of net assets.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2024.
(f) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of January 31,
2024 was $2,470,877.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

34 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Bond Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Bond Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 35
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 740,004 $ – $ 740,004
Commercial Mortgage-Backed Securities – 4,586,862 – 4,586,862
Corporate Bonds – 72,156,600 – 72,156,600
Foreign Government Securities – 3,841,109 – 3,841,109
Mortgage-Backed Securities – 75,441,296 – 75,441,296
Municipal Bonds – 2,170,997 – 2,170,997
Repurchase Agreement – 2,470,877 – 2,470,877
Supranational – 3,312,079 – 3,312,079
U.S. Government Agency Securities – 2,358,224 – 2,358,224
U.S. Treasury Obligations – 118,064,356 – 118,064,356
Total $ – $ 285,142,404 $ – $ 285,142,404
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

36 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks 98.8%
Shares Value ($)
AUSTRALIA 7.7%
Banks 1.9%
ANZ Group Holdings Ltd.(a) 175,605 3,116,626
Commonwealth Bank of
Australia(a) 97,942 7,504,718
National Australia Bank Ltd. 183,448 3,892,026
Westpac Banking Corp. 205,043 3,231,914
17,745,284
Beverages 0.0%
†
Treasury Wine Estates Ltd. 50,274 352,785
Broadline Retail 0.3%
Wesfarmers Ltd. 66,292 2,522,196
Capital Markets 0.3%
ASX Ltd. 10,883 465,847
Macquarie Group Ltd.(a) 21,454 2,675,967
3,141,814
Chemicals 0.0%
†
Orica Ltd. 25,358 267,780
Commercial Services & Supplies 0.1%
Brambles Ltd. 83,306 797,011
Consumer Staples Distribution & Retail 0.3%
Coles Group Ltd. 75,236 780,554
Endeavour Group Ltd.(a) 78,253 286,548
Woolworths Group Ltd. 71,211 1,671,613
2,738,715
Diversified Consumer Services 0.0%
†
IDP Education Ltd.(a) 14,133 180,797
Diversified REITs 0.1%
GPT Group (The) 119,319 361,628
Mirvac Group 235,719 332,615
Stockland 131,867 393,249
1,087,492
Diversified Telecommunication Services 0.1%
Telstra Group Ltd. 245,192 646,390
Electric Utilities 0.1%
Origin Energy Ltd. 104,817 586,677
Financial Services 0.0%
†
Washington H Soul Pattinson
& Co. Ltd. 14,097 316,459
Gas Utilities 0.0%
†
APA Group 78,033 433,532
Ground Transportation 0.0%
†
Aurizon Holdings Ltd. 114,500 282,847
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 3,956 784,797
Health Care Providers & Services 0.1%
EBOS Group Ltd. 8,987 205,794
Ramsay Health Care Ltd. 10,306 344,432
Sonic Healthcare Ltd. 25,143 525,435
1,075,661
Hotels, Restaurants & Leisure 0.4%
Aristocrat Leisure Ltd. 34,781 1,002,445
Flutter Entertainment plc*∞ 10,318 2,028,863
Lottery Corp. Ltd. (The) 123,456 407,961
3,439,269
Industrial REITs 0.2%
Goodman Group 99,119 1,641,807
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance 0.3%
Insurance Australia Group
Ltd.(a) 137,193 540,490
Medibank Pvt Ltd. 154,813 389,193
QBE Insurance Group Ltd. 88,442 919,214
Suncorp Group Ltd. 76,331 708,145
2,557,042
Interactive Media & Services 0.1%
CAR Group Ltd. 20,994 450,632
REA Group Ltd. 3,275 390,139
SEEK Ltd. 20,025 329,025
1,169,796
Metals & Mining 2.4%
BHP Group Ltd.(a) 296,038 9,101,016
BlueScope Steel Ltd. 25,609 393,570
Fortescue Ltd. 98,951 1,922,575
Glencore plc 615,434 3,274,721
IGO Ltd. 42,019 204,250
Mineral Resources Ltd. 10,719 414,270
Northern Star Resources Ltd. 64,364 550,247
Pilbara Minerals Ltd.(a) 170,838 389,050
Rio Tinto Ltd. 21,691 1,882,196
Rio Tinto plc 65,787 4,587,123
South32 Ltd. 255,515 562,582
23,281,600
Office REITs 0.0%
†
Dexus 66,686 338,335
Oil, Gas & Consumable Fuels 0.4%
Ampol Ltd. 14,253 339,303
Santos Ltd. 192,381 986,284
Woodside Energy Group Ltd. 110,948 2,324,759
3,650,346
Passenger Airlines 0.0%
†
Qantas Airways Ltd.* 56,250 203,441
Professional Services 0.1%
Computershare Ltd. 32,241 537,077
Retail REITs 0.1%
Scentre Group 311,986 619,276
Vicinity Ltd. 217,516 289,973
909,249
Software 0.1%
WiseTech Global Ltd. 10,282 483,892
Trading Companies & Distributors 0.0%
†
Reece Ltd. 12,296 181,455
Transportation Infrastructure 0.2%
Transurban Group 180,003 1,584,929
72,938,475
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 19,329 836,363
Electric Utilities 0.0%
†
Verbund AG 4,205 342,324
Metals & Mining 0.0%
†
voestalpine AG 6,995 206,522
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 8,898 395,784

Nationwide International Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
AUSTRIA
Paper & Forest Products 0.1%
Mondi plc 24,814 442,752
2,223,745
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 14,840 967,204
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 50,754 3,140,564
Chemicals 0.1%
Syensqo SA* 4,166 371,386
Umicore SA 13,029 296,001
667,387
Distributors 0.0%
†
D'ieteren Group 1,204 242,471
Electric Utilities 0.0%
†
Elia Group SA/NV 1,562 188,028
Financial Services 0.1%
Groupe Bruxelles Lambert
NV 3,442 261,643
Groupe Bruxelles Lambert
NV 1,918 145,052
Sofina SA 863 205,725
612,420
Food Products 0.0%
†
Lotus Bakeries NV 25 213,148
Industrial REITs 0.0%
†
Warehouses De Pauw CVA 9,073 264,655
Insurance 0.1%
Ageas SA/NV 9,920 424,893
Pharmaceuticals 0.1%
UCB SA 7,107 666,715
7,387,485
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 9,859 324,895
BURKINA FASO 0.0%
†
Metals & Mining 0.0%
†
Endeavour Mining plc 10,889 193,473
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 22,168 482,126
CHINA 0.4%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 224,600 534,228
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 104,400 163,134
Broadline Retail 0.3%
Prosus NV 85,760 2,555,412
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 100,000 82,620
Common Stocks
Shares Value ($)
CHINA
Food Products 0.0%
†
Wilmar International Ltd. 111,358 271,915
Marine Transportation 0.0%
†
SITC International Holdings
Co. Ltd. 92,000 139,742
Real Estate Management & Development 0.0%
†
ESR Group Ltd. Reg. S(a)(b) 126,600 161,594
Wharf Holdings Ltd. (The) 62,644 181,608
343,202
4,090,253
DENMARK 3.5%
Air Freight & Logistics 0.2%
DSV A/S 10,877 1,944,887
Banks 0.1%
Danske Bank A/S 40,495 1,089,588
Beverages 0.1%
Carlsberg A/S, Class B 5,896 758,331
Biotechnology 0.1%
Genmab A/S* 3,859 1,067,996
Building Products 0.0%
†
ROCKWOOL A/S, Class B 502 136,934
Chemicals 0.1%
Novozymes A/S, Class B 21,434 1,098,248
Electric Utilities 0.1%
Orsted A/S Reg. S(b) 10,602 584,520
Electrical Equipment 0.2%
Vestas Wind Systems A/S* 59,009 1,652,921
Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B 7,681 886,465
Demant A/S* 6,336 287,218
1,173,683
Insurance 0.0%
†
Tryg A/S 19,628 419,824
Marine Transportation 0.1%
AP Moller - Maersk A/S,
Class A 191 346,313
AP Moller - Maersk A/S,
Class B 273 503,475
849,788
Pharmaceuticals 2.3%
Novo Nordisk A/S, Class B 190,665 21,775,898
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 5,085 743,527
33,296,145
FINLAND 1.1%
Banks 0.3%
Nordea Bank Abp 187,714 2,308,028
Communications Equipment 0.1%
Nokia OYJ 312,652 1,129,939
Consumer Staples Distribution & Retail 0.0%
†
Kesko OYJ, Class B 15,868 308,717
Diversified Telecommunication Services 0.1%
Elisa OYJ 8,844 402,256

38 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FINLAND
Electric Utilities 0.0%
†
Fortum OYJ 27,693 377,626
Insurance 0.1%
Sampo OYJ, Class A 26,907 1,127,736
Machinery 0.2%
Kone OYJ, Class B 20,099 994,733
Metso Oyj 37,280 371,661
Wartsila OYJ Abp 26,610 392,327
1,758,721
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 23,782 819,520
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 34,712 439,823
UPM- Kymmene OYJ 31,245 1,136,695
1,576,518
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 6,405 295,210
10,104,271
FRANCE 10.2%
Aerospace & Defense 1.1%
Airbus SE 34,635 5,530,977
Dassault Aviation SA 1,160 219,999
Safran SA 19,973 3,740,140
Thales SA 6,205 907,602
10,398,718
Automobile Components 0.1%
Cie Generale des
Etablissements Michelin
SCA 39,641 1,320,256
Automobiles 0.1%
Renault SA 11,817 443,086
Banks 0.7%
BNP Paribas SA 61,359 4,125,828
Credit Agricole SA 62,643 902,970
Societe Generale SA 42,701 1,096,637
6,125,435
Beverages 0.2%
Pernod Ricard SA 11,950 1,966,760
Remy Cointreau SA 1,288 130,351
2,097,111
Building Products 0.2%
Cie de Saint-Gobain SA 27,028 1,913,971
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 3,320 224,678
Chemicals 0.7%
Air Liquide SA 30,592 5,734,129
Arkema SA 3,715 403,561
6,137,690
Construction & Engineering 0.5%
Bouygues SA 10,718 392,785
Eiffage SA 4,480 467,322
Vinci SA 29,765 3,765,744
4,625,851
Consumer Staples Distribution & Retail 0.1%
Carrefour SA 33,402 570,462
Diversified REITs 0.0%
†
Covivio SA 2,567 124,690
Common Stocks
Shares Value ($)
FRANCE
Diversified Telecommunication Services 0.1%
Orange SA 108,803 1,293,425
Electrical Equipment 0.2%
Legrand SA 15,591 1,516,062
Entertainment 0.0%
†
Bollore SE 41,474 273,795
Financial Services 0.1%
Edenred SE 14,030 840,090
Eurazeo SE 2,299 195,219
Worldline SA Reg. S*(b) 15,222 206,684
1,241,993
Food Products 0.3%
Danone SA 37,624 2,509,069
Health Care Equipment & Supplies 0.4%
BioMerieux 2,628 282,786
EssilorLuxottica SA 17,228 3,387,244
3,670,030
Hotels, Restaurants & Leisure 0.1%
Accor SA 12,074 476,422
La Francaise des Jeux
SAEM Reg. S(b) 5,601 227,777
Sodexo SA 4,973 561,755
1,265,954
Household Durables 0.0%
†
SEB SA 1,553 190,004
Insurance 0.4%
AXA SA 105,401 3,548,482
Interactive Media & Services 0.0%
†
Adevinta ASA* 20,569 221,056
IT Services 0.2%
Capgemini SE 9,159 2,050,321
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 1,732 466,868
Machinery 0.0%
†
Alstom SA(a) 16,099 203,424
Media 0.2%
Publicis Groupe SA 13,421 1,347,123
Vivendi SE 38,065 432,147
1,779,270
Multi-Utilities 0.3%
Engie SA 106,724 1,703,693
Veolia Environnement SA 39,711 1,293,487
2,997,180
Office REITs 0.0%
†
Gecina SA 2,516 278,302
Oil, Gas & Consumable Fuels 0.9%
TotalEnergies SE 133,653 8,704,557
Personal Care Products 0.7%
L'Oreal SA 14,093 6,758,016
Pharmaceuticals 0.0%
†
Ipsen SA 2,120 244,428
Professional Services 0.1%
Bureau Veritas SA 18,274 484,354
Teleperformance SE 3,323 521,385
1,005,739

Nationwide International Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
FRANCE
Retail REITs 0.1%
Klepierre SA 12,812 330,933
Unibail - Rodamco -Westfield* 6,644 475,256
806,189
Software 0.2%
Dassault Systemes SE 39,149 2,040,205
Textiles, Apparel & Luxury Goods 2.0%
Hermes International SCA 1,851 3,907,265
Kering SA 4,350 1,794,417
LVMH Moet Hennessy Louis
Vuitton SE 16,132 13,416,994
19,118,676
Transportation Infrastructure 0.1%
Aeroports de Paris SA 2,168 289,447
Getlink SE 21,161 364,390
653,837
96,818,830
GERMANY 8.3%
Aerospace & Defense 0.2%
MTU Aero Engines AG 3,247 749,872
Rheinmetall AG 2,599 911,540
1,661,412
Air Freight & Logistics 0.3%
Deutsche Post AG 57,921 2,787,160
Automobile Components 0.1%
Continental AG 6,184 508,311
Automobiles 0.9%
Bayerische Motoren Werke
AG 18,696 1,950,220
Bayerische Motoren Werke
AG (Preference) 3,575 350,607
Dr Ing hc F Porsche AG
(Preference) Reg. S(b) 6,852 584,737
Mercedes-Benz Group AG 46,885 3,184,405
Porsche Automobil Holding
SE (Preference) 8,588 432,193
Volkswagen AG 1,768 251,439
Volkswagen AG (Preference) 12,049 1,559,966
8,313,567
Banks 0.1%
Commerzbank AG 59,899 692,244
Capital Markets 0.4%
Deutsche Bank AG
(Registered) 113,255 1,473,811
Deutsche Boerse AG 11,102 2,215,631
3,689,442
Chemicals 0.5%
BASF SE 52,230 2,509,490
Covestro AG Reg. S*(b) 11,715 621,123
Evonik Industries AG 13,889 258,110
Symrise AG, Class A 7,887 817,729
Wacker Chemie AG 941 103,167
4,309,619
Construction Materials 0.1%
Heidelberg Materials AG 8,159 757,187
Consumer Staples Distribution & Retail 0.0%
†
HelloFresh SE*(a) 8,722 116,329
Common Stocks
Shares Value ($)
GERMANY
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 189,390 4,655,221
Electrical Equipment 0.1%
Siemens Energy AG* 30,782 464,547
Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG(a) 2,229 237,416
Siemens Healthineers AG
Reg. S(b) 16,671 934,304
1,171,720
Health Care Providers & Services 0.1%
Fresenius Medical Care AG 12,198 473,704
Fresenius SE & Co. KGaA 23,746 668,016
1,141,720
Household Products 0.1%
Henkel AG & Co. KGaA 5,765 395,403
Henkel AG & Co. KGaA
(Preference) 10,089 775,947
1,171,350
Independent Power and Renewable Electricity Producers
0.1%
RWE AG 36,945 1,370,653
Industrial Conglomerates 0.8%
Siemens AG (Registered) 44,408 8,002,213
Insurance 1.1%
Allianz SE (Registered) 23,567 6,310,223
Hannover Rueck SE 3,390 812,826
Muenchener
Rueckversicherungs -
Gesellschaft AG in
Muenchen (Registered) 7,974 3,395,270
Talanx AG 3,560 250,618
10,768,937
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 4,491 332,698
IT Services 0.0%
†
Bechtle AG 4,502 235,053
Life Sciences Tools & Services 0.1%
Sartorius AG (Preference) 1,473 542,655
Machinery 0.2%
Daimler Truck Holding AG 31,362 1,127,279
GEA Group AG 9,609 386,288
Knorr- Bremse AG 4,191 259,287
Rational AG 331 255,399
2,028,253
Multi-Utilities 0.2%
E.ON SE 131,187 1,780,652
Passenger Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 37,563 314,132
Personal Care Products 0.1%
Beiersdorf AG 5,995 880,722
Pharmaceuticals 0.3%
Bayer AG (Registered) 57,405 1,786,989
Merck KGaA 7,552 1,243,803
3,030,792
Real Estate Management & Development 0.2%
LEG Immobilien SE* 4,166 347,896

40 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Real Estate Management & Development
Vonovia SE 42,841 1,341,234
1,689,130
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 76,308 2,782,550
Software 1.1%
Nemetschek SE 3,192 296,730
SAP SE 61,000 10,615,815
10,912,545
Specialty Retail 0.0%
†
Zalando SE Reg. S*(b) 13,790 278,155
Textiles, Apparel & Luxury Goods 0.2%
adidas AG 9,466 1,801,205
Puma SE 6,541 266,258
2,067,463
Trading Companies & Distributors 0.1%
Brenntag SE 8,124 722,112
79,178,544
HONG KONG 1.8%
Banks 0.1%
Hang Seng Bank Ltd. 46,900 484,230
Capital Markets 0.2%
Futu Holdings Ltd., ADR* 2,932 136,983
Hong Kong Exchanges &
Clearing Ltd. 67,700 2,053,464
2,190,447
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 225,420 270,733
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 34,500 204,412
CLP Holdings Ltd. 96,000 760,986
Power Assets Holdings Ltd. 86,800 507,458
1,472,856
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 511,243 300,787
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 693,565 492,313
Ground Transportation 0.0%
†
MTR Corp. Ltd. 91,214 294,459
Industrial Conglomerates 0.0%
†
Jardine Matheson Holdings
Ltd. 9,000 354,330
Insurance 0.7%
AIA Group Ltd. 669,200 5,203,402
Prudential plc 160,876 1,657,610
6,861,012
Machinery 0.1%
Techtronic Industries Co. Ltd. 77,500 827,935
Real Estate Management & Development 0.3%
CK Asset Holdings Ltd. 120,386 538,741
Hang Lung Properties Ltd. 106,000 122,585
Henderson Land
Development Co. Ltd. 83,352 217,650
Hongkong Land Holdings
Ltd. 54,000 162,000
Common Stocks
Shares Value ($)
HONG KONG
Real Estate Management & Development
Hongkong Land Holdings
Ltd. 12,100 37,690
New World Development Co.
Ltd. 79,707 97,011
Sino Land Co. Ltd. 224,200 232,869
Sun Hung Kai Properties Ltd. 85,700 793,022
Swire Pacific Ltd., Class A 24,000 184,976
Swire Properties Ltd. 60,600 112,379
Wharf Real Estate
Investment Co. Ltd. 101,270 296,590
2,795,513
Retail REITs 0.1%
Link REIT 151,301 752,547
17,097,162
IRELAND 0.4%
Banks 0.1%
AIB Group plc 91,812 402,537
Bank of Ireland Group plc 59,398 545,033
947,570
Building Products 0.1%
Kingspan Group plc 9,287 758,112
Containers & Packaging 0.0%
†
Smurfit Kappa Group plc(a) 15,915 589,569
Food Products 0.1%
Kerry Group plc, Class A 8,960 795,131
Trading Companies & Distributors 0.1%
AerCap Holdings NV* 11,706 896,211
3,986,593
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 1,714 352,452
Banks 0.2%
Bank Hapoalim BM 71,202 608,125
Bank Leumi Le-Israel BM 86,028 656,494
Israel Discount Bank Ltd.,
Class A 64,759 314,177
Mizrahi Tefahot Bank Ltd. 8,781 327,930
1,906,726
Broadline Retail 0.0%
†
Global-e Online Ltd.* 5,977 225,751
Chemicals 0.0%
†
ICL Group Ltd. 46,001 209,269
IT Services 0.1%
Wix.com Ltd.* 3,034 384,954
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 67,909 821,699
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 2,496 167,839
Software 0.2%
Check Point Software
Technologies Ltd.* 5,575 886,035
Nice Ltd.* 3,771 783,513
1,669,548
5,738,238

Nationwide International Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
ITALY 2.3%
Aerospace & Defense 0.0%
†
Leonardo SpA 16,441 286,738
Automobiles 0.3%
Ferrari NV 7,350 2,556,982
Banks 0.7%
Banco BPM SpA 71,067 382,810
FinecoBank Banca Fineco
SpA 34,326 496,102
Intesa Sanpaolo SpA 908,058 2,809,442
Mediobanca Banca di
Credito Finanziario SpA 33,459 444,745
UniCredit SpA 94,170 2,763,916
6,897,015
Beverages 0.1%
Coca-Cola HBC AG 13,713 403,673
Davide Campari-Milano NV 29,384 298,038
701,711
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 21,715 263,885
Telecom Italia SpA *(a) 558,474 168,322
432,207
Electric Utilities 0.4%
Enel SpA 475,249 3,241,549
Terna - Rete Elettrica
Nazionale 84,624 713,663
3,955,212
Electrical Equipment 0.1%
Prysmian SpA 15,671 688,379
Financial Services 0.0%
†
Nexi SpA Reg. S*(b) 33,923 260,527
Gas Utilities 0.1%
Snam SpA 113,356 553,137
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 1,108 101,859
Health Care Providers & Services 0.0%
†
Amplifon SpA 7,703 250,872
Insurance 0.2%
Assicurazioni Generali SpA 59,223 1,324,174
Poste Italiane SpA Reg. S(b) 32,492 352,054
1,676,228
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 138,084 2,208,583
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 6,519 359,687
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 12,378 762,102
21,691,239
JAPAN 22.9%
Air Freight & Logistics 0.1%
Nippon Express Holdings,
Inc. 4,050 241,215
SG Holdings Co. Ltd. 19,400 251,031
Yamato Holdings Co. Ltd. 14,900 257,988
750,234
Common Stocks
Shares Value ($)
JAPAN
Automobile Components 0.4%
Aisin Corp. 8,700 324,963
Bridgestone Corp. 33,400 1,451,901
Denso Corp. 110,500 1,729,375
Koito Manufacturing Co. Ltd. 10,500 161,256
Sumitomo Electric Industries
Ltd. 40,200 534,966
4,202,461
Automobiles 2.0%
Honda Motor Co. Ltd. 269,900 3,017,333
Isuzu Motors Ltd. 32,300 441,826
Mazda Motor Corp. 32,860 398,314
Nissan Motor Co. Ltd. 130,500 513,194
Subaru Corp. 37,100 744,165
Suzuki Motor Corp. 21,800 991,848
Toyota Motor Corp. 619,600 12,316,842
Yamaha Motor Co. Ltd. 49,500 468,583
18,892,105
Banks 1.7%
Chiba Bank Ltd. (The) 33,900 252,138
Concordia Financial Group
Ltd. 66,600 318,653
Japan Post Bank Co. Ltd. 85,900 894,787
Mitsubishi UFJ Financial
Group, Inc. 667,184 6,255,704
Mizuho Financial Group, Inc. 140,951 2,561,619
Resona Holdings, Inc. 128,901 715,311
Shizuoka Financial Group,
Inc. 29,600 271,038
Sumitomo Mitsui Financial
Group, Inc. 74,205 3,866,716
Sumitomo Mitsui Trust
Holdings, Inc. 39,352 809,100
15,945,066
Beverages 0.2%
Asahi Group Holdings Ltd. 28,300 1,052,949
Kirin Holdings Co. Ltd.(a) 43,700 631,608
Suntory Beverage & Food
Ltd. 8,000 262,054
1,946,611
Broadline Retail 0.1%
Pan Pacific International
Holdings Corp. 22,600 498,816
Rakuten Group, Inc.* 81,900 359,615
858,431
Building Products 0.3%
AGC, Inc. 10,820 407,694
Daikin Industries Ltd. 15,400 2,475,343
TOTO Ltd. 7,700 208,761
3,091,798
Capital Markets 0.3%
Daiwa Securities Group, Inc. 80,000 571,942
Japan Exchange Group, Inc. 30,400 673,024
Nomura Holdings, Inc. 179,800 930,812
SBI Holdings, Inc. 13,770 338,280
2,514,058
Chemicals 0.9%
Asahi Kasei Corp. 75,300 573,722
JSR Corp.(a) 10,500 287,757
Mitsubishi Chemical Group
Corp. 72,000 434,709
Mitsui Chemicals, Inc. 10,520 310,151

42 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Nippon Paint Holdings Co.
Ltd. 52,500 413,940
Nippon Sanso Holdings
Corp. 11,000 278,605
Nissan Chemical Corp. 7,500 300,502
Nitto Denko Corp. 8,010 663,291
Shin-Etsu Chemical Co. Ltd. 106,400 4,192,821
Sumitomo Chemical Co. Ltd. 84,600 200,321
Toray Industries, Inc. 77,400 387,931
Tosoh Corp. 14,400 185,905
8,229,655
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 12,850 371,826
Secom Co. Ltd. 12,500 905,784
TOPPAN Holdings, Inc. 13,900 382,798
1,660,408
Construction & Engineering 0.1%
Kajima Corp. 23,800 423,882
Obayashi Corp. 40,300 372,822
Shimizu Corp. 30,800 207,291
Taisei Corp. 10,500 382,821
1,386,816
Consumer Staples Distribution & Retail 0.3%
Aeon Co. Ltd. 36,800 880,631
Kobe Bussan Co. Ltd. 9,700 247,295
MatsukiyoCocokara & Co. 21,400 391,002
Seven & i Holdings Co. Ltd. 44,000 1,751,695
3,270,623
Diversified REITs 0.1%
Daiwa House REIT
Investment Corp. 131 231,840
KDX Realty Investment Corp. 258 280,090
Nomura Real Estate Master
Fund, Inc. 244 267,341
779,271
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 1,746,000 2,204,329
Electric Utilities 0.2%
Chubu Electric Power Co.,
Inc. 36,200 470,661
Kansai Electric Power Co.,
Inc. (The) 39,600 542,204
Tokyo Electric Power Co.
Holdings, Inc.* 85,800 456,889
1,469,754
Electrical Equipment 0.3%
Fuji Electric Co. Ltd. 7,040 352,257
Mitsubishi Electric Corp. 112,900 1,662,636
Nidec Corp. 24,700 924,907
2,939,800
Electronic Equipment, Instruments & Components 1.2%
Azbil Corp. 7,300 236,085
Hamamatsu Photonics KK 8,700 343,889
Hirose Electric Co. Ltd. 1,865 217,453
Ibiden Co. Ltd. 6,600 332,200
Keyence Corp. 11,372 5,101,220
Kyocera Corp. 75,600 1,107,842
Murata Manufacturing Co.
Ltd. 100,700 2,032,691
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components
Omron Corp. 9,700 435,139
Shimadzu Corp. 14,800 409,499
TDK Corp. 23,000 1,143,649
Yokogawa Electric Corp. 12,400 243,848
11,603,515
Entertainment 0.5%
Capcom Co. Ltd. 10,700 413,520
Koei Tecmo Holdings Co.
Ltd. 7,020 87,300
Konami Group Corp. 5,600 344,029
Nexon Co. Ltd. 19,200 304,039
Nintendo Co. Ltd. 60,700 3,395,318
Square Enix Holdings Co.
Ltd. 5,000 195,420
Toho Co. Ltd. 6,700 218,349
4,957,975
Financial Services 0.2%
Mitsubishi HC Capital, Inc. 45,400 323,312
ORIX Corp. 68,500 1,318,134
1,641,446
Food Products 0.3%
Ajinomoto Co., Inc. 26,500 1,087,965
Kikkoman Corp. 8,300 511,432
MEIJI Holdings Co. Ltd. 13,196 319,924
Nissin Foods Holdings Co.
Ltd. 11,100 360,031
Yakult Honsha Co. Ltd. 15,200 333,310
2,612,662
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 21,080 445,015
Tokyo Gas Co. Ltd. 21,580 496,286
941,301
Ground Transportation 0.5%
Central Japan Railway Co. 42,400 1,059,621
East Japan Railway Co. 17,890 1,023,531
Hankyu Hanshin Holdings,
Inc. 12,900 395,282
Keisei Electric Railway Co.
Ltd. 7,100 321,281
Kintetsu Group Holdings Co.
Ltd. 10,150 313,416
Odakyu Electric Railway Co.
Ltd. 19,150 292,232
Tobu Railway Co. Ltd. 10,600 280,799
Tokyu Corp. 28,150 330,407
West Japan Railway Co. 12,300 511,767
4,528,336
Health Care Equipment & Supplies 0.6%
Asahi Intecc Co. Ltd. 13,500 256,523
Hoya Corp. 20,700 2,625,732
Olympus Corp. 70,300 1,041,538
Sysmex Corp. 10,200 550,236
Terumo Corp. 39,300 1,326,647
5,800,676
Health Care Technology 0.0%
†
M3, Inc. 24,800 391,780
Hotels, Restaurants & Leisure 0.3%
McDonald's Holdings Co.
Japan Ltd.(a) 4,724 210,110
Oriental Land Co. Ltd. 63,800 2,368,229

Nationwide International Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
JAPAN
Hotels, Restaurants & Leisure
Zensho Holdings Co. Ltd. 5,800 283,362
2,861,701
Household Durables 1.0%
Iida Group Holdings Co. Ltd. 10,100 152,587
Open House Group Co. Ltd. 3,800 119,733
Panasonic Holdings Corp. 129,102 1,213,151
Sekisui Chemical Co. Ltd. 21,800 311,723
Sekisui House Ltd.(a) 35,700 805,680
Sharp Corp.* 16,100 108,220
Sony Group Corp. 73,700 7,281,874
9,992,968
Household Products 0.1%
Unicharm Corp. 22,700 783,722
Industrial Conglomerates 0.5%
Hikari Tsushin, Inc. 1,100 191,825
Hitachi Ltd. 54,160 4,254,300
4,446,125
Industrial REITs 0.1%
GLP J-REIT 270 241,316
Nippon Prologis REIT, Inc. 137 243,967
485,283
Insurance 0.8%
Dai-ichi Life Holdings, Inc. 54,900 1,209,666
Japan Post Holdings Co. Ltd. 121,300 1,164,376
Japan Post Insurance Co.
Ltd. 10,800 203,561
MS&AD Insurance Group
Holdings, Inc. 25,255 1,048,283
Sompo Holdings, Inc. 16,625 864,135
T&D Holdings, Inc. 28,100 469,282
Tokio Marine Holdings, Inc. 105,300 2,789,429
7,748,732
Interactive Media & Services 0.0%
†
LY Corp. 150,200 465,881
IT Services 0.5%
Fujitsu Ltd. 10,310 1,455,832
NEC Corp. 14,700 959,746
Nomura Research Institute
Ltd. 21,654 661,331
NTT Data Group Corp. 38,000 547,136
Obic Co. Ltd. 4,000 613,663
Otsuka Corp. 6,200 260,833
SCSK Corp. 8,400 165,176
TIS, Inc. 13,300 296,786
4,960,503
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 35,847 776,746
Shimano, Inc. 4,600 662,346
Yamaha Corp. 7,500 165,863
1,604,955
Machinery 1.1%
Daifuku Co. Ltd. 18,800 371,573
FANUC Corp. 55,700 1,535,127
Hitachi Construction
Machinery Co. Ltd. 7,200 204,574
Hoshizaki Corp. 5,800 210,958
Komatsu Ltd. 54,000 1,541,733
Kubota Corp. 56,900 863,968
Makita Corp. 12,600 339,657
MINEBEA MITSUMI, Inc. 22,300 462,257
Common Stocks
Shares Value ($)
JAPAN
Machinery
MISUMI Group, Inc. 17,500 301,721
Mitsubishi Heavy Industries
Ltd. 18,820 1,256,127
SMC Corp. 3,300 1,836,455
Toyota Industries Corp. 8,800 743,243
Yaskawa Electric Corp. 13,500 507,903
10,175,296
Marine Transportation 0.2%
Kawasaki Kisen Kaisha Ltd.
(a) 7,700 377,116
Mitsui OSK Lines Ltd. 19,300 695,563
Nippon Yusen KK 27,520 954,546
2,027,225
Media 0.0%
†
Dentsu Group, Inc. 11,161 296,899
Metals & Mining 0.2%
JFE Holdings, Inc. 33,700 533,265
Nippon Steel Corp. 50,106 1,208,060
Sumitomo Metal Mining Co.
Ltd. 13,900 383,938
2,125,263
Office REITs 0.1%
Japan Real Estate
Investment Corp. 72 275,917
Nippon Building Fund, Inc. 90 364,777
640,694
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 173,117 703,256
Idemitsu Kosan Co. Ltd. 54,220 299,350
Inpex Corp. 54,600 744,771
1,747,377
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 52,600 206,485
Passenger Airlines 0.0%
†
ANA Holdings, Inc.* 9,700 214,683
Japan Airlines Co. Ltd. 7,874 152,229
366,912
Personal Care Products 0.2%
Kao Corp. 27,400 1,088,859
Kose Corp. 1,800 118,661
Shiseido Co. Ltd. 24,100 683,093
1,890,613
Pharmaceuticals 1.2%
Astellas Pharma, Inc. 105,700 1,236,402
Chugai Pharmaceutical Co.
Ltd. 39,200 1,414,221
Daiichi Sankyo Co. Ltd. 108,100 3,259,601
Eisai Co. Ltd. 15,100 714,309
Kyowa Kirin Co. Ltd. 15,800 248,948
Ono Pharmaceutical Co. Ltd. 23,600 425,865
Otsuka Holdings Co. Ltd. 24,500 964,204
Shionogi & Co. Ltd. 15,700 755,135
Takeda Pharmaceutical Co.
Ltd. 92,497 2,720,360
11,739,045
Professional Services 0.4%
BayCurrent Consulting, Inc. 7,900 183,082
Recruit Holdings Co. Ltd. 84,200 3,335,150
3,518,232

44 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 3,500 398,324
Daiwa House Industry Co.
Ltd. 34,700 1,071,957
Hulic Co. Ltd. 23,600 260,789
Mitsubishi Estate Co. Ltd. 66,800 928,227
Mitsui Fudosan Co. Ltd. 52,000 1,304,180
Nomura Real Estate
Holdings, Inc. 5,900 161,674
Sumitomo Realty &
Development Co. Ltd. 17,200 540,891
4,666,042
Retail REITs 0.0%
†
Japan Metropolitan Fund
Invest 431 292,301
Semiconductors & Semiconductor Equipment 1.2%
Advantest Corp. 44,800 1,765,473
Disco Corp. 5,400 1,450,446
Lasertec Corp. 4,500 1,196,855
Renesas Electronics Corp.* 85,800 1,412,893
Rohm Co. Ltd. 18,600 325,578
SUMCO Corp. 19,400 293,696
Tokyo Electron Ltd. 27,600 5,116,981
11,561,922
Software 0.1%
Oracle Corp. Japan 2,500 197,009
Trend Micro, Inc.* 7,400 421,896
618,905
Specialty Retail 0.4%
Fast Retailing Co. Ltd. 10,200 2,723,419
Nitori Holdings Co. Ltd. 4,500 584,544
USS Co. Ltd. 11,600 219,710
ZOZO, Inc. 8,800 193,315
3,720,988
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 14,200 238,064
Canon, Inc. 58,500 1,620,246
FUJIFILM Holdings Corp. 21,800 1,382,063
Ricoh Co. Ltd. 34,300 270,443
Seiko Epson Corp. 17,300 253,621
3,764,437
Tobacco 0.2%
Japan Tobacco, Inc.(a) 70,100 1,847,799
Trading Companies & Distributors 1.4%
ITOCHU Corp. 69,500 3,158,295
Marubeni Corp. 84,400 1,440,716
Mitsubishi Corp. 201,600 3,481,271
Mitsui & Co. Ltd. 75,400 3,054,437
MonotaRO Co. Ltd. 12,900 121,701
Sumitomo Corp. 61,100 1,400,871
Toyota Tsusho Corp. 12,700 831,302
13,488,593
Wireless Telecommunication Services 0.8%
KDDI Corp. 87,500 2,895,327
SoftBank Corp. 167,900 2,231,959
SoftBank Group Corp. 60,100 2,598,373
7,725,659
218,389,668
Common Stocks
Shares Value ($)
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 9,242 225,548
LUXEMBOURG 0.1%
Life Sciences Tools & Services 0.0%
†
Eurofins Scientific SE 7,575 457,207
Metals & Mining 0.1%
ArcelorMittal SA 30,633 840,115
1,297,322
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd. 132,000 685,421
Sands China Ltd.* 136,300 357,431
1,042,852
NETHERLANDS 5.7%
Banks 0.4%
ABN AMRO Bank NV, CVA
Reg. S(b) 28,216 417,261
ING Groep NV 211,496 3,008,244
3,425,505
Beverages 0.2%
Heineken Holding NV 7,286 610,190
Heineken NV 16,829 1,693,739
2,303,929
Biotechnology 0.1%
Argenx SE* 3,464 1,313,040
Capital Markets 0.0%
†
Euronext NV Reg. S(b) 5,290 465,777
Chemicals 0.1%
Akzo Nobel NV 10,185 779,517
OCI NV 5,709 163,120
942,637
Consumer Staples Distribution & Retail 0.2%
Koninklijke Ahold Delhaize
NV 56,753 1,594,321
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 194,496 661,654
Entertainment 0.1%
Universal Music Group NV 47,876 1,409,525
Financial Services 0.2%
Adyen NV Reg. S*(b) 1,268 1,587,333
EXOR NV 5,488 532,580
2,119,913
Food Products 0.0%
†
JDE Peet's NV(a) 6,656 164,196
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV* 46,279 988,296
Insurance 0.2%
Aegon Ltd. 103,116 608,753
ASR Nederland NV 8,876 418,996
NN Group NV 15,874 650,069
1,677,818
Oil, Gas & Consumable Fuels 1.3%
Shell plc 386,491 11,999,370
Professional Services 0.3%
Randstad NV 6,205 351,826

Nationwide International Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
NETHERLANDS
Professional Services
Wolters Kluwer NV 14,520 2,141,684
2,493,510
Semiconductors & Semiconductor Equipment 2.3%
ASM International NV 2,640 1,470,136
ASML Holding NV 23,554 20,186,895
BE Semiconductor Industries
NV 4,675 706,190
22,363,221
Trading Companies & Distributors 0.1%
IMCD NV 3,398 517,217
54,439,929
NEW ZEALAND 0.2%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 103,715 336,461
Electric Utilities 0.0%
†
Mercury NZ Ltd. 40,253 166,084
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 32,571 471,339
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 70,874 240,357
Software 0.1%
Xero Ltd.*(a) 8,084 578,456
Transportation Infrastructure 0.0%
†
Auckland International
Airport Ltd. 79,435 409,554
2,202,251
NORWAY 0.6%
Aerospace & Defense 0.0%
†
Kongsberg Gruppen ASA 5,348 272,931
Banks 0.1%
DNB Bank ASA 54,408 1,055,408
Diversified Telecommunication Services 0.1%
Telenor ASA 35,201 390,581
Food Products 0.1%
Mowi ASA 24,709 444,285
Orkla ASA 44,182 346,074
Salmar ASA 4,144 230,310
1,020,669
Insurance 0.0%
†
Gjensidige Forsikring ASA 11,367 183,251
Metals & Mining 0.1%
Norsk Hydro ASA 80,952 470,196
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA 19,206 509,343
Equinor ASA 52,643 1,509,539
2,018,882
5,411,918
PORTUGAL 0.2%
Consumer Staples Distribution & Retail 0.0%
†
Jeronimo Martins SGPS SA 15,919 362,915
Common Stocks
Shares Value ($)
PORTUGAL
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 185,972 829,707
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA 27,418 429,999
1,622,621
SINGAPORE 1.5%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 87,800 242,627
Banks 0.6%
DBS Group Holdings Ltd. 105,750 2,503,937
Oversea-Chinese Banking
Corp. Ltd. 197,789 1,890,711
United Overseas Bank Ltd. 73,862 1,554,224
5,948,872
Capital Markets 0.0%
†
Singapore Exchange Ltd. 51,300 357,322
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 464,203 825,842
Entertainment 0.1%
Sea Ltd., ADR* 21,320 813,145
Ground Transportation 0.0%
†
Grab Holdings Ltd., Class A* 115,911 355,847
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 334,017 251,072
Industrial Conglomerates 0.1%
Jardine Cycle & Carriage Ltd. 6,800 130,842
Keppel Ltd. 88,400 468,938
599,780
Industrial REITs 0.1%
CapitaLand Ascendas REIT 209,813 454,450
Mapletree Logistics Trust 199,275 227,816
682,266
Machinery 0.0%
†
Seatrium Ltd.* 2,682,886 198,942
Multi-Utilities 0.0%
†
Sembcorp Industries Ltd. 55,700 233,371
Passenger Airlines 0.1%
Singapore Airlines Ltd. 83,682 414,361
Real Estate Management & Development 0.1%
CapitaLand Investment Ltd. 161,845 355,027
City Developments Ltd. 29,899 135,513
UOL Group Ltd. 22,913 106,219
596,759
Retail REITs 0.1%
CapitaLand Integrated
Commercial Trust 299,178 445,773
Mapletree Pan Asia
Commercial Trust 151,200 163,503
609,276
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 39,936 1,753,458
13,882,940

46 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American plc 74,250 1,762,370
SOUTH KOREA 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
Delivery Hero SE Reg. S*(b) 10,379 238,906
SPAIN 2.5%
Banks 0.9%
Banco Bilbao Vizcaya
Argentaria SA 348,576 3,267,269
Banco Santander SA 945,675 3,799,418
CaixaBank SA 242,064 1,034,153
8,100,840
Biotechnology 0.0%
†
Grifols SA* 16,768 182,644
Construction & Engineering 0.0%
†
ACS Actividades de
Construccion y Servicios
SA(a) 11,778 464,961
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 33,031 1,271,878
Telefonica SA 285,579 1,166,533
2,438,411
Electric Utilities 0.6%
Acciona SA 1,486 192,350
Endesa SA 17,855 353,473
Iberdrola SA 352,196 4,243,354
Iberdrola SA*∞(a) 6,133 74,067
Redeia Corp. SA 23,654 393,356
5,256,600
Gas Utilities 0.0%
†
Enagas SA(a) 13,303 216,505
Naturgy Energy Group SA 7,006 188,837
405,342
Hotels, Restaurants & Leisure 0.2%
Amadeus IT Group SA 26,324 1,840,131
Independent Power and Renewable Electricity Producers
0.0%
†
Corp. ACCIONA Energias
Renovables SA 4,545 117,966
EDP Renovaveis SA(a) 19,216 310,247
428,213
Oil, Gas & Consumable Fuels 0.1%
Repsol SA(a) 74,777 1,103,484
Specialty Retail 0.3%
Industria de Diseno Textil SA 63,739 2,724,502
Transportation Infrastructure 0.1%
Aena SME SA Reg. S(b) 4,484 793,638
23,738,766
SWEDEN 3.0%
Aerospace & Defense 0.0%
†
Saab AB, Class B 4,672 301,884
Automobiles 0.0%
†
Volvo Car AB, Class B* 31,183 81,259
Banks 0.4%
Skandinaviska Enskilda
Banken AB, Class A 92,930 1,317,897
Common Stocks
Shares Value ($)
SWEDEN
Banks
Svenska Handelsbanken AB,
Class A 82,440 889,195
Swedbank AB, Class A 50,277 1,025,440
3,232,532
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 11,103 311,150
Building Products 0.2%
Assa Abloy AB, Class B 58,566 1,606,844
Nibe Industrier AB, Class
B(a) 85,192 509,801
2,116,645
Capital Markets 0.1%
EQT AB(a) 19,991 534,319
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B(a) 27,646 268,134
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson, Class B 173,615 959,585
Construction & Engineering 0.0%
†
Skanska AB, Class B 19,126 331,642
Diversified Telecommunication Services 0.0%
†
Telia Co. AB(a) 143,604 370,901
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B 121,326 1,322,318
Financial Services 0.3%
Industrivarden AB, Class A 7,317 229,766
Industrivarden AB, Class
C(a) 9,420 295,375
Investor AB, Class B 101,137 2,382,189
L E Lundbergforetagen AB,
Class B(a) 4,237 220,644
3,127,974
Health Care Equipment & Supplies 0.0%
†
Getinge AB, Class B 13,140 281,481
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 10,709 1,253,267
Household Products 0.1%
Essity AB, Class B 36,082 848,476
Industrial Conglomerates 0.1%
Investment AB Latour, Class
B(a) 9,625 241,221
Lifco AB, Class B(a) 12,830 310,760
551,981
Machinery 1.1%
Alfa Laval AB 17,399 639,815
Atlas Copco AB, Class A 156,952 2,504,200
Atlas Copco AB, Class B 91,205 1,261,327
Epiroc AB, Class A 39,501 695,223
Epiroc AB, Class B 21,060 327,920
Husqvarna AB, Class B(a) 19,657 151,839
Indutrade AB(a) 15,265 370,877
Sandvik AB 62,302 1,303,953
SKF AB, Class B 20,098 395,149
Volvo AB, Class A 12,365 303,721
Volvo AB, Class B 88,177 2,105,743
10,059,767

Nationwide International Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
SWEDEN
Metals & Mining 0.1%
Boliden AB 15,271 402,587
Paper & Forest Products 0.1%
Holmen AB, Class B(a) 4,248 167,627
Svenska Cellulosa AB SCA,
Class B 36,125 491,636
659,263
Real Estate Management & Development 0.1%
Fastighets AB Balder, Class
B*(a) 36,650 244,501
Sagax AB, Class B 11,496 278,040
522,541
Specialty Retail 0.1%
H & M Hennes & Mauritz AB,
Class B(a) 39,109 550,588
Trading Companies & Distributors 0.0%
†
Beijer Ref AB, Class B(a) 23,394 316,752
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B 34,916 297,858
28,702,904
SWITZERLAND 6.3%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 1,680 215,247
Building Products 0.1%
Geberit AG (Registered) 1,962 1,132,540
Capital Markets 0.9%
Julius Baer Group Ltd. 12,290 671,179
Partners Group Holding AG 1,326 1,801,852
UBS Group AG (Registered) 193,900 5,791,149
8,264,180
Chemicals 0.7%
Clariant AG (Registered) 12,084 155,099
DSM- Firmenich AG 10,900 1,148,893
EMS- Chemie Holding AG
(Registered) 394 297,498
Givaudan SA (Registered) 540 2,246,558
Sika AG (Registered) 8,938 2,467,074
6,315,122
Containers & Packaging 0.0%
†
SIG Group AG 17,191 359,259
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 1,534 917,047
Electric Utilities 0.0%
†
BKW AG 1,160 184,513
Electrical Equipment 0.4%
ABB Ltd. (Registered) 93,474 3,953,285
Food Products 0.2%
Barry Callebaut AG
(Registered) 198 289,649
Chocoladefabriken Lindt &
Spruengli AG 54 687,202
Chocoladefabriken Lindt &
Spruengli AG (Registered) 6 760,606
1,737,457
Health Care Equipment & Supplies 0.4%
Alcon, Inc. 29,199 2,189,853
Common Stocks
Shares Value ($)
SWITZERLAND
Health Care Equipment & Supplies
Sonova Holding AG
(Registered) 2,949 941,075
Straumann Holding AG
(Registered) 6,605 1,012,628
4,143,556
Insurance 0.7%
Baloise Holding AG
(Registered) 2,575 411,979
Helvetia Holding AG
(Registered) 2,241 324,264
Swiss Life Holding AG
(Registered) 1,728 1,241,872
Zurich Insurance Group AG 8,581 4,365,798
6,343,913
Life Sciences Tools & Services 0.2%
Bachem Holding AG(a) 1,817 121,444
Lonza Group AG
(Registered) 4,351 2,128,447
2,249,891
Machinery 0.2%
Schindler Holding AG 2,289 572,816
Schindler Holding AG
(Registered) 1,248 296,786
VAT Group AG Reg. S(b) 1,623 756,826
1,626,428
Marine Transportation 0.1%
Kuehne + Nagel International
AG (Registered) 3,216 1,098,257
Pharmaceuticals 1.4%
Novartis AG (Registered) 119,757 12,403,114
Sandoz Group AG* 23,221 796,905
13,200,019
Professional Services 0.1%
Adecco Group AG
(Registered) 8,995 389,672
SGS SA (Registered) 8,962 829,141
1,218,813
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 4,313 436,838
Software 0.1%
Temenos AG (Registered) 3,885 397,066
Specialty Retail 0.0%
†
Avolta AG* 5,792 222,061
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 9,244 774,649
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont
SA (Registered) 30,502 4,553,955
Swatch Group AG (The) 1,627 381,296
Swatch Group AG (The)
(Registered) 3,109 141,933
5,077,184
59,867,325
UNITED KINGDOM 10.7%
Aerospace & Defense 0.5%
BAE Systems plc 178,121 2,653,444

48 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Aerospace & Defense
Melrose Industries plc 75,972 568,679
Rolls-Royce Holdings plc* 491,806 1,869,133
5,091,256
Banks 1.5%
Barclays plc 882,583 1,645,284
HSBC Holdings plc 1,142,425 8,913,583
Lloyds Banking Group plc 3,686,067 1,972,091
NatWest Group plc 327,468 928,637
Standard Chartered plc 133,129 1,003,554
14,463,149
Beverages 0.6%
Coca-Cola Europacific
Partners plc 12,350 850,915
Diageo plc 131,299 4,722,405
5,573,320
Broadline Retail 0.1%
Next plc 7,236 773,521
Capital Markets 0.6%
3i Group plc 56,873 1,774,879
abrdn plc 116,893 249,348
Hargreaves Lansdown plc(a) 18,879 182,241
London Stock Exchange
Group plc 24,332 2,753,917
Schroders plc 43,898 224,115
St. James's Place plc 33,948 278,086
5,462,586
Chemicals 0.0%
†
Croda International plc 7,849 477,826
Commercial Services & Supplies 0.1%
Rentokil Initial plc 149,396 771,331
Consumer Staples Distribution & Retail 0.2%
J Sainsbury plc 93,127 318,081
Ocado Group plc* 34,677 238,151
Tesco plc 418,868 1,519,702
2,075,934
Diversified Consumer Services 0.0%
†
Pearson plc 36,233 444,623
Diversified REITs 0.0%
†
Land Securities Group plc 43,214 363,903
Diversified Telecommunication Services 0.1%
BT Group plc 363,002 514,325
Electric Utilities 0.1%
SSE plc 63,712 1,356,874
Electronic Equipment, Instruments & Components 0.1%
Halma plc 21,341 592,967
Financial Services 0.1%
M&G plc 136,185 385,302
Wise plc, Class A* 36,980 374,704
760,006
Food Products 0.1%
Associated British Foods plc 21,055 624,560
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 49,096 689,244
Hotels, Restaurants & Leisure 0.5%
Compass Group plc 99,597 2,745,980
Entain plc 39,223 478,498
Common Stocks
Shares Value ($)
UNITED KINGDOM
Hotels, Restaurants & Leisure
InterContinental Hotels
Group plc 9,535 904,201
Whitbread plc 11,124 504,788
4,633,467
Household Durables 0.2%
Barratt Developments plc 59,468 404,884
Berkeley Group Holdings plc 5,849 354,644
Persimmon plc 18,716 343,327
Taylor Wimpey plc 207,845 388,540
1,491,395
Household Products 0.3%
Reckitt Benckiser Group plc 41,926 3,027,568
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 159,886 819,484
DCC plc 5,873 426,458
Smiths Group plc 20,846 427,566
1,673,508
Industrial REITs 0.1%
Segro plc 69,763 769,743
Insurance 0.3%
Admiral Group plc 12,932 412,627
Aviva plc 162,424 886,992
Legal & General Group plc 351,657 1,130,844
Phoenix Group Holdings plc 42,206 268,792
2,699,255
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 55,143 509,155
Machinery 0.1%
Spirax-Sarco Engineering plc 4,489 565,001
Media 0.1%
Informa plc 83,465 822,105
WPP plc 60,421 585,903
1,408,008
Multi-Utilities 0.4%
Centrica plc 312,799 547,711
National Grid plc 215,151 2,863,901
3,411,612
Oil, Gas & Consumable Fuels 0.6%
BP plc 997,116 5,840,279
Personal Care Products 0.7%
Unilever plc 146,002 7,105,964
Pharmaceuticals 1.3%
AstraZeneca plc 90,563 12,053,360
Professional Services 0.5%
Intertek Group plc 9,073 514,755
RELX plc 110,652 4,569,897
5,084,652
Software 0.1%
Sage Group plc (The) 61,267 912,923
Specialty Retail 0.1%
JD Sports Fashion plc 148,404 218,157
Kingfisher plc 107,082 297,687
515,844
Textiles, Apparel & Luxury Goods 0.0%
†
Burberry Group plc 21,202 351,443

Nationwide International Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
UNITED KINGDOM
Tobacco 0.5%
British American Tobacco plc 124,142 3,665,830
Imperial Brands plc 50,449 1,210,446
4,876,276
Trading Companies & Distributors 0.3%
Ashtead Group plc 25,605 1,676,226
Bunzl plc 20,215 821,991
2,498,217
Water Utilities 0.1%
Severn Trent plc 16,174 531,401
United Utilities Group plc 40,931 550,735
1,082,136
Wireless Telecommunication Services 0.1%
Vodafone Group plc 1,343,650 1,147,721
101,692,952
UNITED STATES 7.5%
Automobiles 0.3%
Stellantis NV 129,276 2,851,661
Biotechnology 0.6%
CSL Ltd. 28,209 5,541,668
Construction & Engineering 0.1%
Ferrovial SE 29,979 1,144,583
Construction Materials 0.7%
CRH plc 41,337 2,919,452
Holcim AG 30,456 2,340,360
James Hardie Industries plc
CHDI* 24,741 927,877
6,187,689
Electrical Equipment 0.7%
Schneider Electric SE 31,798 6,266,992
Energy Equipment & Services 0.0%
†
Tenaris SA 28,411 450,382
Food Products 1.9%
Nestle SA (Registered) 155,996 17,786,445
Insurance 0.2%
Swiss Re AG 17,624 2,023,989
Life Sciences Tools & Services 0.1%
QIAGEN NV* 12,434 541,770
Personal Care Products 0.1%
Haleon plc 323,758 1,318,658
Pharmaceuticals 2.5%
GSK plc 239,280 4,738,687
Roche Holding AG 43,006 12,320,623
Sanofi SA 66,409 6,668,232
23,727,542
Professional Services 0.2%
Experian plc 53,759 2,241,258
Software 0.1%
CyberArk Software Ltd.* 2,348 548,211
Monday.com Ltd.* 1,577 331,233
879,444
70,962,081
Total Common Stocks
(cost $560,545,936) 941,031,827
Rights 0.0%
†
Number of
Rights Value ($)
SPAIN 0.0%
†
Construction & Engineering 0.0%
†
ACS Actividades de
Construccion y Servicios
SA, expiring 2/2/2024*(a) 11,778 5,397
Total Rights
(cost $5,840) 5,397
Repurchase Agreements 0.8%
Principal
Amount ($)
CF Secured, LLC, 5.31%,
dated 1/31/2024, due
2/1/2024, repurchase
price $730,886,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$745,503.(c) 730,778 730,778
Nomura Securities
International, Inc.,
5.29%, dated
1/31/2024, due
2/1/2024, repurchase
price $4,000,588,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
5/31/2025 - 2/15/2050;
total market value
$4,080,001.(c) 4,000,000 4,000,000
Santander US Capital
Markets, 5.30%,
dated 1/31/2024, due
2/1/2024, repurchase
price $2,837,394,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.00%, maturing
2/6/2024 - 5/15/2053;
total market value
$2,894,142.(c) 2,836,976 2,836,976
Total Repurchase Agreements
(cost $7,567,754) 7,567,754
Total Investments
(cost $568,119,530) — 99.6% 948,604,978
Other assets in excess of liabilities — 0.4% 3,821,147
NET ASSETS — 100.0%
$ 952,426,125

50 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide International Index Fund
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $17,697,720, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $7,567,754 and by $11,635,925 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 5.38%, and maturity
dates ranging from 3/31/2024 – 8/15/2053, a total value of
$19,203,679.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2024
was $12,790,698 which represents 1.34% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $7,567,754.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 50 3/2024 EUR 2,520,733 84,521
FTSE 100 Index 16 3/2024 GBP 1,546,917 5,844
Nikkei 225 Index 13 3/2024 JPY 1,604,464 68,735
SPI 200 Index 7 3/2024 AUD 877,483 23,001
Net contracts 182,101
As of January 31, 2024, the Fund had $401,705 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

Nationwide International Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 51
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

52 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide International Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 18,608,018 $ – $ 18,608,018
Air Freight & Logistics – 5,482,281 – 5,482,281
Automobile Components – 6,031,028 – 6,031,028
Automobiles – 33,138,660 – 33,138,660
Banks – 92,920,534 – 92,920,534
Beverages 850,915 16,186,581 – 17,037,496
Biotechnology – 8,416,498 – 8,416,498
Broadline Retail 225,751 6,709,560 – 6,935,311
Building Products – 9,232,620 – 9,232,620
Capital Markets 136,983 26,707,640 – 26,844,623
Chemicals 371,386 28,608,742 – 28,980,128
Commercial Services & Supplies – 3,496,884 – 3,496,884
Communications Equipment – 2,089,524 – 2,089,524
Construction & Engineering – 7,953,853 – 7,953,853
Construction Materials – 6,944,876 – 6,944,876
Consumer Staples Distribution & Retail – 11,038,016 – 11,038,016
Containers & Packaging – 948,828 – 948,828
Distributors – 242,471 – 242,471
Diversified Consumer Services – 625,420 – 625,420
Diversified REITs – 2,355,356 – 2,355,356
Diversified Telecommunication Services – 16,359,783 – 16,359,783
Electric Utilities – 16,770,775 – 16,770,775
Electrical Equipment – 17,481,986 – 17,481,986
Electronic Equipment, Instruments &
Components – 13,518,800 – 13,518,800
Energy Equipment & Services – 450,382 – 450,382
Entertainment 813,145 6,641,295 – 7,454,440
Financial Services 261,643 9,819,095 – 10,080,738
Food Products – 28,036,039 – 28,036,039
Gas Utilities – 2,825,625 – 2,825,625
Ground Transportation 355,847 5,105,642 – 5,461,489
Health Care Equipment & Supplies – 19,276,681 – 19,276,681
Health Care Providers & Services – 2,468,253 – 2,468,253
Health Care Technology – 391,780 – 391,780
Hotels, Restaurants & Leisure – 16,826,619 – 16,826,619
Household Durables – 11,674,367 – 11,674,367
Household Products – 5,831,116 – 5,831,116
Independent Power and Renewable
Electricity Producers – 2,039,223 – 2,039,223
Industrial Conglomerates 354,330 15,273,607 – 15,627,937
Industrial REITs – 3,843,754 – 3,843,754
Insurance – 48,061,112 – 48,061,112
Interactive Media & Services – 2,698,586 – 2,698,586
IT Services 384,954 7,245,877 – 7,630,831
Leisure Products – 1,604,955 – 1,604,955
Life Sciences Tools & Services – 4,258,391 – 4,258,391
Machinery – 27,443,767 – 27,443,767
Marine Transportation – 4,115,012 – 4,115,012
Media – 3,484,177 – 3,484,177
Metals & Mining – 29,764,252 – 29,764,252
Multi-Utilities – 8,422,815 – 8,422,815
Office REITs – 1,257,331 – 1,257,331
Oil, Gas & Consumable Fuels – 38,918,181 – 38,918,181
Paper & Forest Products – 2,885,018 – 2,885,018
Passenger Airlines – 1,298,846 – 1,298,846
Personal Care Products – 17,953,973 – 17,953,973
Pharmaceuticals 821,699 87,318,244 – 88,139,943
Professional Services – 16,099,281 – 16,099,281
Real Estate Management & Development 162,000 11,055,864 – 11,217,864

Nationwide International Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 53
E
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
Level 1 Level 2 Level 3 Total
Assets:
Retail REITs $ – $ 3,369,562 $ – $ 3,369,562
Semiconductors & Semiconductor
Equipment – 38,461,151 – 38,461,151
Software 1,765,479 16,727,505 – 18,492,984
Specialty Retail – 8,012,138 – 8,012,138
Technology Hardware, Storage &
Peripherals – 4,539,086 – 4,539,086
Textiles, Apparel & Luxury Goods – 28,120,395 – 28,120,395
Tobacco – 6,724,075 – 6,724,075
Trading Companies & Distributors 896,211 17,724,346 – 18,620,557
Transportation Infrastructure – 3,441,958 – 3,441,958
Water Utilities – 1,082,136 – 1,082,136
Wireless Telecommunication Services – 9,171,238 – 9,171,238
Total Common Stocks $ 7,400,343 $ 933,631,484 $ – $ 941,031,827
Futures Contracts 182,101 – – 182,101
Repurchase Agreements – 7,567,754 – 7,567,754
Rights 5,397 – – 5,397
Total $ 7,587,841 $ 941,199,238 $ – $ 948,787,079
Common
Stocks Total
Balance as of 10/31/2023 $ 94,304 $ 94,304
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales (395,529) (395,529)
Change in Unrealized Appreciation/Depreciation 301,225 301,225
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 1/31/2024 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2024 $ — $ —

54 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide International Index Fund
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2024:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 182,101
Total $ 182,101
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Mid Cap Market Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 55
Common Stocks 99 .9%
Shares Value ($)
Aerospace & Defense 1 .2%
BWX Technologies, Inc. 20,857 1,699,428
Curtiss-Wright Corp. 8,587 1,911,209
Hexcel Corp. 19,116 1,269,111
Woodward, Inc. 13,876 1,911,697
6,791,445
Air Freight & Logistics 0 .3%
GXO Logistics, Inc.* 27,696 1,506,109
Automobile Components 1 .5%
Adient plc*(a) 21,792 756,400
Autoliv, Inc. 17,434 1,867,530
Fox Factory Holding Corp.* 9,655 608,651
Gentex Corp.(a) 53,080 1,758,541
Goodyear Tire & Rubber Co.
(The)* 64,777 902,991
Lear Corp. 13,745 1,826,711
Visteon Corp.*(a) 6,411 739,124
8,459,948
Automobiles 0 .4%
Harley-Davidson, Inc. 29,290 950,460
Thor Industries, Inc.(a) 12,389 1,400,205
2,350,665
Banks 5 .5%
Associated Banc-Corp. 32,716 687,363
Bank OZK 24,676 1,113,134
Cadence Bank 42,366 1,127,783
Columbia Banking System,
Inc. 49,386 995,622
Commerce Bancshares, Inc. 27,593 1,438,147
Cullen/Frost Bankers, Inc. 14,784 1,568,878
East West Bancorp, Inc. 32,840 2,391,080
First Financial Bankshares,
Inc.(a) 29,158 910,604
First Horizon Corp. 128,763 1,833,585
FNB Corp. 81,128 1,069,267
Glacier Bancorp, Inc. 25,331 979,297
Hancock Whitney Corp. 20,139 908,470
Home BancShares, Inc.(a) 41,675 976,862
International Bancshares Corp. 11,509 608,366
New York Community
Bancorp, Inc. 166,718 1,078,666
Old National Bancorp 67,083 1,104,857
Pinnacle Financial Partners,
Inc. 18,001 1,590,928
Prosperity Bancshares, Inc. 21,696 1,386,591
SouthState Corp.(a) 17,567 1,459,818
Synovus Financial Corp. 34,540 1,300,777
Texas Capital Bancshares,
Inc.* 10,533 642,513
UMB Financial Corp. 10,208 842,160
United Bankshares, Inc. 31,098 1,114,863
Valley National Bancorp(a) 99,050 952,861
Webster Financial Corp. 40,793 2,018,438
Wintrust Financial Corp.(a) 14,468 1,403,107
31,504,037
Beverages 0 .6%
Boston Beer Co., Inc. (The),
Class A* 2,151 751,280
Celsius Holdings, Inc.* 34,283 1,710,721
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Consolidated, Inc. 1,087 936,331
3,398,332
Biotechnology 1 .6%
Arrowhead Pharmaceuticals,
Inc.* 28,447 913,149
Exelixis, Inc.* 72,216 1,571,420
Halozyme Therapeutics, Inc.* 30,230 1,023,286
Neurocrine Biosciences, Inc.* 22,807 3,187,734
United Therapeutics Corp.* 10,822 2,324,349
9,019,938
Broadline Retail 0 .4%
Macy's, Inc. 62,775 1,148,155
Nordstrom, Inc. 22,242 403,692
Ollie's Bargain Outlet
Holdings, Inc.* 13,912 1,000,690
2,552,537
Building Products 3 .4%
Advanced Drainage Systems,
Inc. 15,781 2,058,158
Carlisle Cos., Inc. 11,210 3,522,855
Fortune Brands Innovations,
Inc. 29,091 2,257,171
Lennox International, Inc.(a) 7,398 3,167,528
Owens Corning(a) 20,582 3,118,790
Simpson Manufacturing Co.,
Inc. 9,792 1,772,254
Trex Co., Inc.* 24,837 2,023,719
UFP Industries, Inc. 14,199 1,610,876
19,531,351
Capital Markets 2 .9%
Affiliated Managers Group,
Inc.(a) 8,497 1,264,694
Carlyle Group, Inc. (The) 51,677 2,068,114
Evercore, Inc., Class A 8,488 1,457,644
Federated Hermes, Inc., Class
B 19,688 688,292
Houlihan Lokey, Inc., Class A 12,212 1,462,753
Interactive Brokers Group,
Inc., Class A 24,989 2,217,774
Janus Henderson Group plc 30,648 881,437
Jefferies Financial Group, Inc. 41,394 1,687,219
Morningstar, Inc. 5,910 1,650,663
SEI Investments Co. 22,759 1,439,279
Stifel Financial Corp. 24,876 1,814,704
16,632,573
Chemicals 2 .4%
Arcadium Lithium plc* 237,658 1,162,148
Ashland, Inc.(a) 11,362 1,063,710
Avient Corp. 20,580 745,202
Axalta Coating Systems Ltd.* 50,620 1,641,100
Cabot Corp. 12,590 907,739
Chemours Co. (The) 34,630 1,044,787
NewMarket Corp. 1,594 889,149
Olin Corp. 28,364 1,476,913
RPM International, Inc. 29,753 3,173,455
Scotts Miracle-Gro Co. (The)
(a) 9,730 547,410
Westlake Corp. 7,882 1,090,475
13,742,088

56 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies 1 .3%
Brink's Co. (The) 10,673 862,805
Clean Harbors, Inc.* 11,813 1,984,112
MSA Safety, Inc. 8,477 1,398,959
Stericycle, Inc.* 21,033 1,009,584
Tetra Tech, Inc. 12,355 1,954,314
7,209,774
Communications Equipment 0 .5%
Calix, Inc.* 13,442 446,006
Ciena Corp.* 34,510 1,829,030
Lumentum Holdings, Inc.*(a) 15,696 862,338
3,137,374
Construction & Engineering 2 .0%
AECOM 32,333 2,851,447
Comfort Systems USA, Inc. 8,223 1,788,256
EMCOR Group, Inc. 10,850 2,474,993
Fluor Corp.* 39,291 1,481,664
MasTec, Inc.* 13,835 908,544
MDU Resources Group, Inc. 47,998 936,441
Valmont Industries, Inc.(a) 4,725 1,066,480
11,507,825
Construction Materials 0 .5%
Eagle Materials, Inc. 8,047 1,820,875
Knife River Corp.* 13,169 862,438
2,683,313
Consumer Finance 0 .8%
Ally Financial, Inc. 65,266 2,393,957
FirstCash Holdings, Inc. 8,851 1,015,829
SLM Corp. 53,997 1,073,461
4,483,247
Consumer Staples Distribution & Retail 1 .9%
BJ's Wholesale Club Holdings,
Inc.* 30,599 1,968,740
Casey's General Stores, Inc. 8,563 2,323,656
Grocery Outlet Holding Corp.* 21,315 528,186
Performance Food Group Co.* 36,025 2,618,297
Sprouts Farmers Market,
Inc.*(a) 22,790 1,147,932
US Foods Holding Corp.* 52,454 2,413,408
11,000,219
Containers & Packaging 1 .8%
AptarGroup, Inc. 15,227 1,977,683
Berry Global Group, Inc. 27,636 1,809,053
Crown Holdings, Inc. 28,161 2,492,248
Graphic Packaging Holding
Co. 70,643 1,802,103
Greif, Inc., Class A 5,602 350,741
Silgan Holdings, Inc.(a) 18,508 850,257
Sonoco Products Co. 22,872 1,301,417
10,583,502
Diversified Consumer Services 0 .9%
Graham Holdings Co., Class B 799 575,600
Grand Canyon Education,
Inc.* 6,493 847,921
H&R Block, Inc. 33,284 1,559,022
Service Corp. International 34,489 2,314,902
5,297,445
Diversified REITs 0 .6%
WP Carey, Inc. 50,994 3,159,588
Common Stocks
Shares Value ($)
Diversified Telecommunication Services 0 .4%
Frontier Communications
Parent, Inc.*(a) 51,517 1,268,864
Iridium Communications, Inc. 28,078 1,018,108
2,286,972
Electric Utilities 0 .9%
ALLETE, Inc. 12,775 755,130
IDACORP, Inc. 11,524 1,066,892
OGE Energy Corp. 46,665 1,551,144
PNM Resources, Inc. 19,104 692,138
Portland General Electric Co. 24,032 983,630
5,048,934
Electrical Equipment 1 .6%
Acuity Brands, Inc. 7,019 1,671,645
EnerSys 9,137 873,223
nVent Electric plc 38,398 2,305,416
Regal Rexnord Corp. 15,331 2,046,075
Sensata Technologies Holding
plc 34,906 1,262,550
Sunrun, Inc.*(a) 50,607 732,790
8,891,699
Electronic Equipment, Instruments & Components 2 .3%
Arrow Electronics, Inc.* 12,584 1,398,712
Avnet, Inc. 20,910 947,223
Belden, Inc. 9,503 704,932
Cognex Corp.(a) 39,186 1,416,182
Coherent Corp.* 30,207 1,436,041
Crane NXT Co. 11,079 645,684
IPG Photonics Corp.* 6,688 654,688
Littelfuse, Inc. 5,740 1,388,506
Novanta, Inc.* 8,133 1,256,955
TD SYNNEX Corp. 13,221 1,321,836
Vishay Intertechnology, Inc. 28,560 620,609
Vontier Corp. 35,503 1,228,049
13,019,417
Energy Equipment & Services 0 .9%
ChampionX Corp. 44,571 1,221,691
NOV, Inc.(a) 90,511 1,765,870
Valaris Ltd.* 14,130 874,223
Weatherford International plc* 16,562 1,483,127
5,344,911
Entertainment 0 .2%
TKO Group Holdings, Inc. 14,049 1,175,761
Financial Services 1 .6%
Equitable Holdings, Inc. 27,146 887,403
Essent Group Ltd.(a) 24,317 1,341,326
Euronet Worldwide, Inc.* 10,220 1,018,423
MGIC Investment Corp. 62,941 1,248,749
Voya Financial, Inc. 25,521 1,846,955
Western Union Co. (The) 83,995 1,055,817
WEX, Inc.*(a) 9,962 2,036,133
9,434,806
Food Products 1 .1%
Darling Ingredients, Inc.* 37,017 1,602,836
Flowers Foods, Inc. 45,081 1,027,847
Ingredion, Inc. 15,412 1,657,869
Lancaster Colony Corp.(a) 4,658 856,047
Pilgrim's Pride Corp.* 9,552 259,528

Nationwide Mid Cap Market Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Food Products
Post Holdings, Inc.*(a) 11,891 1,104,317
6,508,444
Gas Utilities 0 .9%
National Fuel Gas Co. 20,854 983,475
New Jersey Resources Corp. 22,122 903,241
ONE Gas, Inc.(a) 12,451 764,118
Southwest Gas Holdings, Inc.
(a) 13,826 811,310
Spire, Inc.(a) 11,819 670,964
UGI Corp. 49,735 1,101,133
5,234,241
Ground Transportation 2 .0%
Avis Budget Group, Inc.(a) 4,326 708,210
Hertz Global Holdings, Inc.*(a) 30,172 251,936
Knight-Swift Transportation
Holdings, Inc., Class A 37,320 2,141,422
Landstar System, Inc. 8,104 1,553,699
Ryder System, Inc. 10,295 1,169,203
Saia, Inc.*(a) 6,142 2,767,462
Werner Enterprises, Inc. 12,145 480,335
XPO, Inc.* 26,787 2,288,681
11,360,948
Health Care Equipment & Supplies 2 .4%
Enovis Corp.*(a) 11,218 658,497
Envista Holdings Corp.* 38,963 915,630
Globus Medical, Inc., Class A* 26,410 1,394,184
Haemonetics Corp.* 11,523 881,049
Inari Medical, Inc.*(a) 11,886 676,908
Integra LifeSciences Holdings
Corp.*(a) 15,282 613,572
Lantheus Holdings, Inc.* 15,639 812,133
LivaNova plc* 12,287 598,131
Masimo Corp.* 10,198 1,314,930
Neogen Corp.* 44,678 692,509
Penumbra, Inc.*(a) 8,906 2,246,004
QuidelOrtho Corp.* 11,331 776,287
Shockwave Medical, Inc.* 8,463 1,914,754
13,494,588
Health Care Providers & Services 2 .1%
Acadia Healthcare Co., Inc.* 21,099 1,733,072
Amedisys, Inc.* 7,229 681,478
Chemed Corp. 3,416 2,024,970
Encompass Health Corp. 22,871 1,624,756
HealthEquity, Inc.* 19,726 1,490,891
Option Care Health, Inc.* 40,484 1,264,720
Progyny, Inc.* 18,363 699,447
R1 RCM, Inc.* 45,606 467,005
Tenet Healthcare Corp.* 23,535 1,947,286
11,933,625
Health Care REITs 0 .8%
Healthcare Realty Trust, Inc.,
Class A 88,455 1,425,010
Medical Properties Trust, Inc. 138,925 430,667
Omega Healthcare Investors,
Inc. 56,603 1,641,487
Physicians Realty Trust 48,578 594,595
Sabra Health Care REIT, Inc. 52,932 706,113
4,797,872
Common Stocks
Shares Value ($)
Health Care Technology 0 .1%
Doximity, Inc., Class A* 27,377 737,810
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc. 47,352 714,068
Hotels, Restaurants & Leisure 3 .6%
Aramark 60,796 1,767,948
Boyd Gaming Corp. 15,974 1,014,189
Choice Hotels International,
Inc. 5,525 669,188
Churchill Downs, Inc. 15,638 1,891,729
Hilton Grand Vacations, Inc.* 16,300 679,710
Hyatt Hotels Corp., Class A(a) 10,657 1,368,039
Light & Wonder, Inc.* 20,724 1,665,795
Marriott Vacations Worldwide
Corp. 7,703 646,205
Penn Entertainment, Inc.*(a) 34,274 772,879
Planet Fitness, Inc., Class A* 19,645 1,331,145
Texas Roadhouse, Inc., Class
A 15,892 1,997,942
Travel + Leisure Co.(a) 16,416 663,535
Vail Resorts, Inc.(a) 8,819 1,957,818
Wendy's Co. (The)(a) 39,422 752,172
Wingstop, Inc. 6,766 1,901,990
Wyndham Hotels & Resorts,
Inc. 19,051 1,484,644
20,564,928
Household Durables 1 .9%
Helen of Troy Ltd.*(a) 5,426 621,277
KB Home 17,795 1,060,404
Leggett & Platt, Inc. 30,130 699,317
Taylor Morrison Home Corp.,
Class A* 24,253 1,264,552
Tempur Sealy International,
Inc. 40,038 1,997,496
Toll Brothers, Inc. 24,986 2,482,359
TopBuild Corp.* 7,340 2,709,414
10,834,819
Independent Power and Renewable Electricity Producers
0 .7%
Ormat Technologies, Inc.(a) 12,333 797,698
Vistra Corp. 78,120 3,205,264
4,002,962
Industrial REITs 1 .3%
EastGroup Properties, Inc. 10,591 1,879,161
First Industrial Realty Trust,
Inc. 30,063 1,548,846
Rexford Industrial Realty, Inc. 49,020 2,577,962
STAG Industrial, Inc. 42,046 1,553,179
7,559,148
Insurance 4 .6%
American Financial Group, Inc. 15,427 1,857,411
Brighthouse Financial, Inc.* 15,249 789,441
CNO Financial Group, Inc. 24,934 677,706
Erie Indemnity Co., Class A 5,739 1,984,718
Fidelity National Financial, Inc. 28,444 1,423,053
First American Financial Corp. 24,078 1,453,107
Hanover Insurance Group, Inc.
(The) 8,237 1,087,366
Kemper Corp. 13,973 838,380
Kinsale Capital Group, Inc. 5,053 2,008,921

58 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Insurance
Old Republic International
Corp. 63,220 1,772,689
Primerica, Inc. 8,310 1,945,870
Reinsurance Group of
America, Inc. 15,463 2,688,861
RenaissanceRe Holdings Ltd. 12,080 2,764,267
RLI Corp. 9,105 1,241,649
Selective Insurance Group,
Inc. 13,910 1,458,603
Unum Group 42,689 2,063,586
26,055,628
Interactive Media & Services 0 .3%
Ziff Davis, Inc.* 10,608 714,979
ZoomInfo Technologies, Inc.,
Class A* 67,912 1,089,309
1,804,288
IT Services 0 .8%
GoDaddy, Inc., Class A* 32,770 3,495,248
Kyndryl Holdings, Inc.* 52,822 1,083,908
4,579,156
Leisure Products 0 .8%
Brunswick Corp. 15,888 1,281,844
Mattel, Inc.* 80,874 1,446,836
Polaris, Inc. 12,207 1,098,142
YETI Holdings, Inc.*(a) 19,710 866,648
4,693,470
Life Sciences Tools & Services 1 .2%
Azenta, Inc.* 14,008 913,321
Bruker Corp. 21,537 1,540,111
Medpace Holdings, Inc.* 5,379 1,568,409
Repligen Corp.*(a) 11,948 2,262,951
Sotera Health Co.* 22,686 333,938
6,618,730
Machinery 4 .8%
AGCO Corp. 14,255 1,743,814
Chart Industries, Inc.* 9,622 1,123,080
Crane Co.(a) 11,128 1,381,096
Donaldson Co., Inc. 26,993 1,743,478
Esab Corp. 12,828 1,103,080
Flowserve Corp. 30,007 1,198,180
Graco, Inc. 38,428 3,277,908
ITT, Inc.(a) 18,856 2,277,428
Lincoln Electric Holdings, Inc. 13,218 2,937,304
Middleby Corp. (The)*(a) 12,346 1,741,650
Oshkosh Corp. 15,094 1,661,849
RBC Bearings, Inc.*(a) 6,671 1,791,430
Terex Corp.(a) 15,456 949,462
Timken Co. (The) 14,877 1,218,575
Toro Co. (The) 23,847 2,205,371
Watts Water Technologies,
Inc., Class A(a) 6,035 1,194,990
27,548,695
Marine Transportation 0 .2%
Kirby Corp.* 13,306 1,046,650
Media 0 .8%
Cable One, Inc. 1,040 570,887
New York Times Co. (The),
Class A 37,667 1,829,109
Common Stocks
Shares Value ($)
Media
Nexstar Media Group, Inc.,
Class A(a) 7,577 1,346,509
TEGNA, Inc. 44,530 694,223
4,440,728
Metals & Mining 2 .4%
Alcoa Corp. 41,582 1,237,064
Cleveland-Cliffs, Inc.* 116,630 2,338,432
Commercial Metals Co. 26,732 1,395,945
MP Materials Corp.*(a) 33,302 526,505
Reliance Steel & Aluminum
Co. 13,312 3,799,511
Royal Gold, Inc.(a) 15,184 1,736,898
United States Steel Corp. 51,309 2,412,549
13,446,904
Mortgage Real Estate Investment Trusts (REITs) 0 .7%
Annaly Capital Management,
Inc. 120,659 2,315,446
Starwood Property Trust, Inc. 73,641 1,497,122
3,812,568
Multi-Utilities 0 .3%
Black Hills Corp. 15,950 825,572
Northwestern Energy Group,
Inc. 13,582 653,566
1,479,138
Office REITs 0 .6%
COPT Defense Properties 23,631 556,746
Cousins Properties, Inc. 34,367 787,348
Kilroy Realty Corp. 24,422 873,331
Vornado Realty Trust 37,000 1,006,030
3,223,455
Oil, Gas & Consumable Fuels 4 .0%
Antero Midstream Corp. 77,999 954,708
Antero Resources Corp.* 64,763 1,446,805
Chesapeake Energy Corp.(a) 25,450 1,962,450
Chord Energy Corp. 9,523 1,464,256
Civitas Resources, Inc. 20,004 1,296,459
CNX Resources Corp.*(a) 34,362 694,112
DT Midstream, Inc. 21,884 1,174,952
Equitrans Midstream Corp. 99,054 1,009,360
HF Sinclair Corp. 36,790 2,078,267
Matador Resources Co. 25,520 1,400,793
Murphy Oil Corp. 33,783 1,307,402
Ovintiv, Inc. 59,364 2,518,221
PBF Energy, Inc., Class A 25,001 1,262,801
Permian Resources Corp.,
Class A(a) 95,914 1,292,921
Range Resources Corp.(a) 55,349 1,607,335
Southwestern Energy Co.* 251,554 1,622,523
23,093,365
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 14,609 972,229
Personal Care Products 0 .8%
BellRing Brands, Inc.* 30,363 1,678,163
Coty, Inc., Class A*(a) 89,104 1,076,376
elf Beauty, Inc.* 12,660 2,019,650
4,774,189
Pharmaceuticals 0 .5%
Jazz Pharmaceuticals plc* 14,373 1,763,855

Nationwide Mid Cap Market Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Pharmaceuticals
Perrigo Co. plc 30,740 986,139
2,749,994
Professional Services 2 .9%
ASGN, Inc.* 11,100 1,030,302
CACI International, Inc., Class
A*(a) 5,180 1,780,521
Concentrix Corp.(a) 10,888 967,617
ExlService Holdings, Inc.*(a) 37,735 1,180,351
Exponent, Inc. 11,258 992,843
FTI Consulting, Inc.* 8,150 1,561,621
Genpact Ltd. 38,128 1,368,795
Insperity, Inc. 8,287 950,436
KBR, Inc. 31,508 1,641,882
ManpowerGroup, Inc. 11,512 853,500
Maximus, Inc. 13,999 1,135,599
Paylocity Holding Corp.* 9,983 1,581,407
Science Applications
International Corp. 12,378 1,580,175
16,625,049
Real Estate Management & Development 0 .3%
Jones Lang LaSalle, Inc.* 11,044 1,955,451
Residential REITs 0 .8%
Apartment Income REIT Corp.,
Class A 33,848 1,106,491
Equity LifeStyle Properties,
Inc. 43,233 2,926,442
Independence Realty Trust,
Inc. 49,317 724,467
4,757,400
Retail REITs 1 .0%
Agree Realty Corp. 22,908 1,365,546
Brixmor Property Group, Inc. 70,385 1,579,439
Kite Realty Group Trust 49,962 1,069,187
NNN REIT, Inc. 41,700 1,682,178
5,696,350
Semiconductors & Semiconductor Equipment 2 .7%
Allegro MicroSystems, Inc.* 16,134 418,516
Amkor Technology, Inc. 24,349 770,889
Cirrus Logic, Inc.* 12,403 957,512
Lattice Semiconductor Corp.* 31,713 1,930,053
MACOM Technology Solutions
Holdings, Inc.* 12,589 1,085,549
MKS Instruments, Inc.(a) 14,561 1,550,018
Onto Innovation, Inc.* 11,315 1,827,373
Power Integrations, Inc. 12,730 954,241
Rambus, Inc.* 24,852 1,703,108
Silicon Laboratories, Inc.* 7,348 906,449
Synaptics, Inc.* 9,152 977,525
Universal Display Corp. 10,007 1,698,888
Wolfspeed, Inc.*(a) 28,821 938,124
15,718,245
Software 2 .7%
Aspen Technology, Inc.* 6,475 1,243,135
Blackbaud, Inc.*(a) 10,130 819,720
CommVault Systems, Inc.* 10,249 939,628
Dolby Laboratories, Inc., Class
A 14,081 1,171,258
Dropbox, Inc., Class A*(a) 60,450 1,915,056
Dynatrace, Inc.* 55,807 3,180,999
Common Stocks
Shares Value ($)
Software
Manhattan Associates, Inc.*(a) 14,216 3,448,233
Qualys, Inc.*(a) 8,483 1,604,729
Teradata Corp.* 22,761 1,051,103
15,373,861
Specialized REITs 1 .8%
CubeSmart 51,952 2,245,365
EPR Properties 17,612 779,683
Gaming and Leisure
Properties, Inc. 62,662 2,860,520
Lamar Advertising Co., Class A 20,423 2,137,880
National Storage Affiliates
Trust 17,816 665,428
PotlatchDeltic Corp. 18,343 820,482
Rayonier, Inc. 30,929 937,149
10,446,507
Specialty Retail 3 .7%
AutoNation, Inc.*(a) 5,922 827,066
Burlington Stores, Inc.* 14,922 2,852,340
Dick's Sporting Goods, Inc.(a) 14,141 2,107,999
Five Below, Inc.* 12,756 2,289,192
Floor & Decor Holdings, Inc.,
Class A*(a) 24,698 2,483,631
GameStop Corp., Class A*(a) 61,226 871,246
Gap, Inc. (The)(a) 49,051 916,763
Lithia Motors, Inc., Class A 6,353 1,873,182
Murphy USA, Inc. 4,428 1,560,959
Penske Automotive Group,
Inc.(a) 4,543 674,045
RH*(a) 3,518 891,743
Valvoline, Inc.* 31,159 1,136,992
Williams-Sonoma, Inc.(a) 14,724 2,847,474
21,332,632
Technology Hardware, Storage & Peripherals 1 .5%
Pure Storage, Inc., Class A*(a) 67,248 2,689,248
Super Micro Computer, Inc.*(a) 10,689 5,661,001
8,350,249
Textiles, Apparel & Luxury Goods 2 .2%
Capri Holdings Ltd.* 26,606 1,296,776
Carter's, Inc. 7,770 587,723
Columbia Sportswear Co. 7,226 572,733
Crocs, Inc.* 13,871 1,407,629
Deckers Outdoor Corp.* 5,917 4,459,820
PVH Corp. 13,956 1,678,349
Skechers USA, Inc., Class A* 30,947 1,932,331
Under Armour, Inc., Class A* 45,313 345,285
Under Armour, Inc., Class C* 38,968 288,363
12,569,009
Trading Companies & Distributors 1 .5%
Core & Main, Inc., Class A* 38,763 1,601,300
GATX Corp. 7,827 959,982
MSC Industrial Direct Co., Inc.,
Class A 10,562 1,042,258
Watsco, Inc.(a) 7,875 3,078,967
WESCO International, Inc. 10,249 1,778,406
8,460,913
Water Utilities 0 .4%
Essential Utilities, Inc. 58,897 2,112,046
Total Common Stocks
(cost $391,895,794) 571,234,162

60 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Mid Cap Market Index Fund
Repurchase Agreements 2 .2%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $974,715,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$994,209.(b) 974,571 974,571
Nomura Securities
International, Inc.,
5.29%, dated 1/31/2024,
due 2/1/2024, repurchase
price $10,001,470,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.25% - 3.88%, maturing
5/31/2025 - 2/15/2050;
total market value
$10,200,003.(b) 10,000,000 10,000,000
Santander US Capital
Markets,
5.30%, dated 1/31/2024,
due 2/1/2024, repurchase
price $1,856,553,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.00%, maturing
2/6/2024 - 5/15/2053; total
market value $1,893,684.
(b) 1,856,280 1,856,280
Total Repurchase Agreements
(cost $12,830,851) 12,830,851
Total Investments
(cost $404,726,645) — 102.1% 584,065,013
Liabilities in excess of other assets — (2.1)% (12,015,134)
NET ASSETS — 100.0%
$ 572,049,879
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $56,432,500, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $12,830,851 and by $45,773,463 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 2/13/2024 – 8/15/2053, a total value of
$58,604,314.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $12,830,851.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 4 3/2024 USD 1,097,320 4,082
Net contracts 4,082
As of January 31, 2024, the Fund had $75,800 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Mid Cap Market Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 61
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

62 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Mid Cap Market Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 571,234,162 $ – $ – $ 571,234,162
Futures Contracts 4,082 – – 4,082
Repurchase Agreements – 12,830,851 – 12,830,851
Total $ 571,238,244 $ 12,830,851 $ – $ 584,069,095
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 4,082
Total $ 4,082
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide S&P 500 Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 63
Common Stocks 99 .0%
Shares Value ($)
Aerospace & Defense 1 .5%
Axon Enterprise, Inc.*(a) 2,395 596,499
Boeing Co. (The)* 19,145 4,040,361
General Dynamics Corp. 7,616 2,018,164
Howmet Aerospace, Inc. 12,151 683,615
Huntington Ingalls Industries,
Inc. 1,361 352,390
L3Harris Technologies, Inc. 6,408 1,335,555
Lockheed Martin Corp. 7,429 3,190,087
Northrop Grumman Corp. 4,751 2,122,557
RTX Corp. 48,376 4,408,021
Textron, Inc. 6,828 578,400
TransDigm Group, Inc. 1,862 2,034,570
21,360,219
Air Freight & Logistics 0 .5%
CH Robinson Worldwide, Inc. 4,135 347,712
Expeditors International of
Washington, Inc. 4,847 612,322
FedEx Corp. 7,829 1,889,059
United Parcel Service, Inc.,
Class B 24,296 3,447,602
6,296,695
Automobile Components 0 .1%
Aptiv plc* 9,079 738,395
BorgWarner, Inc. 7,763 263,166
1,001,561
Automobiles 1 .5%
Ford Motor Co.(a) 133,048 1,559,323
General Motors Co. 45,896 1,780,765
Tesla, Inc.* 93,011 17,420,030
20,760,118
Banks 3 .2%
Bank of America Corp. 231,635 7,877,906
Citigroup, Inc. 64,163 3,604,036
Citizens Financial Group, Inc. 15,826 517,510
Comerica, Inc. 4,469 234,980
Fifth Third Bancorp 23,557 806,592
Huntington Bancshares, Inc. 47,529 605,044
JPMorgan Chase & Co. 97,264 16,958,951
KeyCorp 31,547 458,378
M&T Bank Corp. 5,477 756,374
PNC Financial Services
Group, Inc. (The)(a) 13,512 2,043,149
Regions Financial Corp. 31,496 588,030
Truist Financial Corp. 45,092 1,671,110
US Bancorp 52,535 2,182,304
Wells Fargo & Co. 122,182 6,131,093
Zions Bancorp NA 4,570 191,483
44,626,940
Beverages 1 .5%
Brown-Forman Corp., Class
B(a) 6,148 337,525
Coca-Cola Co. (The) 131,119 7,800,269
Constellation Brands, Inc.,
Class A 5,459 1,337,892
Keurig Dr Pepper, Inc. 33,946 1,067,262
Molson Coors Beverage Co.,
Class B 6,259 386,744
Monster Beverage Corp.* 25,095 1,380,727
Common Stocks
Shares Value ($)
Beverages
PepsiCo, Inc. 46,195 7,785,243
20,095,662
Biotechnology 2 .1%
AbbVie, Inc. 59,476 9,777,854
Amgen, Inc. 18,090 5,684,964
Biogen, Inc.* 4,900 1,208,634
Gilead Sciences, Inc. 41,739 3,266,494
Incyte Corp.* 6,374 374,600
Moderna, Inc.*(a) 11,099 1,121,554
Regeneron Pharmaceuticals,
Inc.* 3,602 3,395,894
Vertex Pharmaceuticals, Inc.* 8,719 3,778,640
28,608,634
Broadline Retail 3 .5%
Amazon.com, Inc.* 305,954 47,484,061
eBay, Inc. 17,067 700,942
Etsy, Inc.*(a) 4,176 277,954
48,462,957
Building Products 0 .5%
A O Smith Corp. 4,096 317,891
Allegion plc(a) 2,995 371,051
Builders FirstSource, Inc.* 4,152 721,327
Carrier Global Corp. 28,264 1,546,323
Johnson Controls International
plc 23,200 1,222,408
Masco Corp. 7,621 512,817
Trane Technologies plc 7,721 1,946,078
6,637,895
Capital Markets 2 .9%
Ameriprise Financial, Inc. 3,405 1,317,156
Bank of New York Mellon
Corp. (The) 26,278 1,457,378
BlackRock, Inc. 4,683 3,626,094
Blackstone, Inc. 23,949 2,980,453
Cboe Global Markets, Inc. 3,506 644,578
Charles Schwab Corp. (The) 50,312 3,165,631
CME Group, Inc. 12,178 2,506,719
FactSet Research Systems,
Inc. 1,263 601,087
Franklin Resources, Inc. 10,279 273,730
Goldman Sachs Group, Inc.
(The) 10,972 4,213,358
Intercontinental Exchange, Inc. 18,954 2,413,413
Invesco Ltd. 15,312 242,389
MarketAxess Holdings, Inc. 1,217 274,446
Moody's Corp. 5,343 2,094,670
Morgan Stanley 42,519 3,709,357
MSCI, Inc., Class A 2,635 1,577,364
Nasdaq, Inc. 11,790 681,108
Northern Trust Corp. 6,766 538,844
Raymond James Financial,
Inc. 6,457 711,432
S&P Global, Inc. 10,887 4,881,186
State Street Corp. 10,226 755,395
T. Rowe Price Group, Inc. 7,508 814,243
39,480,031
Chemicals 1 .5%
Air Products & Chemicals, Inc. 7,520 1,922,939
Albemarle Corp.(a) 3,914 449,092
Celanese Corp., Class A(a) 3,261 477,052

64 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Chemicals
CF Industries Holdings, Inc. 6,599 498,291
Corteva, Inc. 24,009 1,091,929
Dow, Inc. 23,946 1,283,506
DuPont de Nemours, Inc. 14,468 894,122
Eastman Chemical Co. 3,768 314,816
Ecolab, Inc. 8,386 1,662,273
FMC Corp. 4,350 244,470
International Flavors &
Fragrances, Inc. 8,741 705,224
Linde plc 16,313 6,603,992
LyondellBasell Industries NV,
Class A 8,521 801,997
Mosaic Co. (The) 10,944 336,090
PPG Industries, Inc. 7,970 1,124,089
Sherwin-Williams Co. (The) 7,945 2,418,299
20,828,181
Commercial Services & Supplies 0 .5%
Cintas Corp. 2,927 1,769,576
Copart, Inc.* 28,870 1,386,915
Republic Services, Inc., Class
A 6,889 1,178,846
Rollins, Inc. 8,956 387,884
Veralto Corp. 7,391 566,816
Waste Management, Inc. 12,307 2,284,548
7,574,585
Communications Equipment 0 .8%
Arista Networks, Inc.* 8,454 2,186,881
Cisco Systems, Inc. 136,275 6,838,279
F5, Inc.* 2,045 375,666
Juniper Networks, Inc. 11,279 416,872
Motorola Solutions, Inc. 5,557 1,775,462
11,593,160
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 4,991 968,504
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 2,069 1,051,921
Vulcan Materials Co. 4,435 1,002,354
2,054,275
Consumer Finance 0 .5%
American Express Co. 19,369 3,888,133
Capital One Financial Corp. 12,893 1,744,681
Discover Financial Services 8,597 907,155
Synchrony Financial 14,127 549,117
7,089,086
Consumer Staples Distribution & Retail 1 .8%
Costco Wholesale Corp. 14,883 10,341,899
Dollar General Corp. 7,418 979,695
Dollar Tree, Inc.* 7,039 919,434
Kroger Co. (The) 22,109 1,020,110
Sysco Corp. 17,154 1,388,273
Target Corp. 15,626 2,173,264
Walgreens Boots Alliance, Inc. 24,244 547,187
Walmart, Inc. 47,898 7,915,145
25,285,007
Containers & Packaging 0 .2%
Amcor plc(a) 48,265 455,139
Avery Dennison Corp. 2,619 522,359
Ball Corp.(a) 10,875 603,019
International Paper Co. 11,916 426,950
Common Stocks
Shares Value ($)
Containers & Packaging
Packaging Corp. of America 3,045 505,105
Westrock Co. 8,246 331,984
2,844,556
Distributors 0 .1%
Genuine Parts Co. 4,652 652,350
LKQ Corp. 8,448 394,268
Pool Corp.(a) 1,364 506,385
1,553,003
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 239,674 4,239,833
Verizon Communications, Inc. 141,287 5,983,504
10,223,337
Electric Utilities 1 .5%
Alliant Energy Corp. 8,352 406,408
American Electric Power Co.,
Inc. 17,428 1,361,824
Constellation Energy Corp. 10,865 1,325,530
Duke Energy Corp.(a) 26,091 2,500,301
Edison International 12,835 866,106
Entergy Corp.(a) 7,191 717,374
Evergy, Inc. 7,514 381,486
Eversource Energy 11,810 640,338
Exelon Corp. 33,375 1,161,784
FirstEnergy Corp.(a) 17,114 627,741
NextEra Energy, Inc. 68,503 4,016,331
NRG Energy, Inc.(a) 7,298 387,086
PG&E Corp. 70,563 1,190,398
Pinnacle West Capital Corp. 3,789 261,062
PPL Corp. 25,495 667,969
Southern Co. (The) 36,916 2,566,400
Xcel Energy, Inc. 18,440 1,104,003
20,182,141
Electrical Equipment 0 .6%
AMETEK, Inc. 7,803 1,264,476
Eaton Corp. plc 13,495 3,320,850
Emerson Electric Co. 19,348 1,774,792
Generac Holdings, Inc.* 2,042 232,114
Hubbell, Inc., Class B 1,810 607,382
Rockwell Automation, Inc. 3,889 985,006
8,184,620
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 20,155 2,037,671
CDW Corp. 4,460 1,011,171
Corning, Inc. 25,903 841,589
Jabil, Inc. 4,305 539,373
Keysight Technologies, Inc.* 5,894 903,314
TE Connectivity Ltd.(a) 10,379 1,475,790
Teledyne Technologies, Inc.* 1,565 654,906
Trimble, Inc.* 8,611 437,955
Zebra Technologies Corp.,
Class A* 1,757 420,889
8,322,658
Energy Equipment & Services 0 .3%
Baker Hughes Co., Class A 34,035 969,998
Halliburton Co. 30,319 1,080,872
Schlumberger NV 47,645 2,320,311
4,371,181
Entertainment 1 .3%
Electronic Arts, Inc. 8,318 1,144,390

Nationwide S&P 500 Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.*(a) 4,734 420,616
Netflix, Inc.* 14,725 8,306,520
Take-Two Interactive Software,
Inc.* 5,240 864,233
Walt Disney Co. (The) 61,439 5,901,216
Warner Bros Discovery, Inc.* 76,254 764,065
17,401,040
Financial Services 4 .3%
Berkshire Hathaway, Inc.,
Class B* 61,213 23,489,877
Fidelity National Information
Services, Inc. 20,005 1,245,511
Fiserv, Inc.* 20,192 2,864,639
FleetCor Technologies, Inc.* 2,448 709,749
Global Payments, Inc. 8,703 1,159,501
Jack Henry & Associates, Inc. 2,500 414,575
Mastercard, Inc., Class A 27,860 12,515,548
PayPal Holdings, Inc.* 36,273 2,225,348
Visa, Inc., Class A(a) 53,628 14,654,387
59,279,135
Food Products 0 .8%
Archer-Daniels-Midland Co. 17,961 998,272
Bunge Global SA 4,796 422,480
Campbell Soup Co. 6,894 307,679
Conagra Brands, Inc. 15,991 466,138
General Mills, Inc. 19,292 1,252,244
Hershey Co. (The) 4,981 964,023
Hormel Foods Corp. 9,810 297,930
J M Smucker Co. (The) 3,309 435,299
Kellanova 8,874 485,940
Kraft Heinz Co. (The) 26,672 990,331
Lamb Weston Holdings, Inc. 4,799 491,609
McCormick & Co., Inc.
(Non-Voting) 8,682 591,765
Mondelez International, Inc.,
Class A 46,106 3,470,399
Tyson Foods, Inc., Class A 9,859 539,879
11,713,988
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 5,000 569,700
Ground Transportation 1 .1%
CSX Corp. 66,412 2,370,908
JB Hunt Transport Services,
Inc. 2,782 559,126
Norfolk Southern Corp. 7,530 1,771,357
Old Dominion Freight Line, Inc. 3,042 1,189,483
Uber Technologies, Inc.* 69,234 4,518,903
Union Pacific Corp. 20,464 4,991,784
15,401,561
Health Care Equipment & Supplies 2 .6%
Abbott Laboratories 58,502 6,619,501
Align Technology, Inc.* 2,409 643,974
Baxter International, Inc. 17,037 659,162
Becton Dickinson & Co. 9,615 2,296,158
Boston Scientific Corp.* 48,674 3,079,117
Cooper Cos., Inc. (The) 1,724 643,104
Dentsply Sirona, Inc. 7,284 253,119
Dexcom, Inc.* 13,124 1,592,598
Edwards Lifesciences Corp.* 20,524 1,610,518
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc. 12,315 903,428
Hologic, Inc.* 8,466 630,209
IDEXX Laboratories, Inc.* 2,801 1,442,739
Insulet Corp.*(a) 2,392 456,561
Intuitive Surgical, Inc.* 11,863 4,486,824
Medtronic plc 45,042 3,942,977
ResMed, Inc. 5,075 965,265
STERIS plc 3,415 747,714
Stryker Corp. 11,438 3,837,220
Teleflex, Inc. 1,518 368,616
Zimmer Biomet Holdings, Inc. 7,050 885,480
36,064,284
Health Care Providers & Services 2 .8%
Cardinal Health, Inc. 8,253 901,145
Cencora, Inc. 5,604 1,303,939
Centene Corp.* 17,931 1,350,384
Cigna Group (The) 9,845 2,962,853
CVS Health Corp. 43,403 3,227,881
DaVita, Inc.* 1,981 214,265
Elevance Health, Inc. 7,941 3,918,407
HCA Healthcare, Inc. 6,641 2,024,841
Henry Schein, Inc.* 4,435 331,915
Humana, Inc. 4,149 1,568,571
Laboratory Corp. of America
Holdings 2,891 642,669
McKesson Corp. 4,477 2,238,008
Molina Healthcare, Inc.* 1,935 689,711
Quest Diagnostics, Inc. 3,860 495,740
UnitedHealth Group, Inc. 31,118 15,924,325
Universal Health Services,
Inc., Class B 1,922 305,233
38,099,887
Health Care REITs 0 .2%
Healthpeak Properties, Inc. 18,549 343,157
Ventas, Inc. 13,632 632,388
Welltower, Inc. 17,999 1,557,093
2,532,638
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 24,873 478,059
Hotels, Restaurants & Leisure 2 .1%
Airbnb, Inc., Class A* 14,386 2,073,598
Booking Holdings, Inc.* 1,174 4,117,770
Caesars Entertainment, Inc.* 6,912 303,229
Carnival Corp.*(a) 33,795 560,321
Chipotle Mexican Grill, Inc.,
Class A* 934 2,249,791
Darden Restaurants, Inc.(a) 4,187 680,723
Domino's Pizza, Inc. 1,143 487,170
Expedia Group, Inc.*(a) 4,446 659,475
Hilton Worldwide Holdings,
Inc. 8,628 1,647,603
Las Vegas Sands Corp. 12,420 607,586
Marriott International, Inc.,
Class A 8,272 1,983,047
McDonald's Corp. 24,403 7,143,246
MGM Resorts International* 9,049 392,455
Norwegian Cruise Line
Holdings Ltd.* 13,986 248,951
Royal Caribbean Cruises Ltd.* 7,614 970,785

66 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Starbucks Corp. 38,412 3,573,468
Wynn Resorts Ltd. 3,460 326,728
Yum! Brands, Inc. 9,482 1,227,824
29,253,770
Household Durables 0 .4%
DR Horton, Inc. 10,177 1,454,395
Garmin Ltd. 5,174 618,241
Lennar Corp., Class A 8,454 1,266,832
Mohawk Industries, Inc.* 1,959 204,226
NVR, Inc.* 103 728,755
PulteGroup, Inc.(a) 7,432 777,090
Whirlpool Corp.(a) 1,813 198,560
5,248,099
Household Products 1 .3%
Church & Dwight Co., Inc. 8,446 843,333
Clorox Co. (The) 4,300 624,575
Colgate-Palmolive Co. 27,580 2,322,236
Kimberly-Clark Corp. 11,422 1,381,719
Procter & Gamble Co. (The) 79,272 12,456,802
17,628,665
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) 22,264 371,363
Industrial Conglomerates 0 .8%
3M Co. 18,677 1,762,175
General Electric Co. 36,541 4,838,759
Honeywell International, Inc. 22,131 4,476,216
11,077,150
Industrial REITs 0 .3%
Prologis, Inc. 31,264 3,960,836
Insurance 2 .1%
Aflac, Inc. 18,118 1,528,072
Allstate Corp. (The) 8,773 1,362,008
American International Group,
Inc. 23,878 1,659,760
Aon plc, Class A 6,683 1,994,408
Arch Capital Group Ltd.* 12,512 1,031,364
Arthur J Gallagher & Co. 7,214 1,674,802
Assurant, Inc. 1,812 304,325
Brown & Brown, Inc. 7,926 614,740
Chubb Ltd. 13,665 3,347,925
Cincinnati Financial Corp. 5,373 595,328
Everest Group Ltd. 1,505 579,380
Globe Life, Inc. 2,785 342,054
Hartford Financial Services
Group, Inc. (The) 10,005 870,035
Loews Corp. 6,164 449,109
Marsh & McLennan Cos., Inc. 16,551 3,208,246
MetLife, Inc. 21,187 1,468,683
Principal Financial Group, Inc. 7,248 573,317
Progressive Corp. (The) 19,818 3,532,558
Prudential Financial, Inc. 12,261 1,286,547
Travelers Cos., Inc. (The) 7,605 1,607,393
W R Berkley Corp.(a) 6,509 532,957
Willis Towers Watson plc 3,430 844,809
29,407,820
Interactive Media & Services 5 .9%
Alphabet, Inc., Class A* 199,103 27,894,330
Alphabet, Inc., Class C* 167,571 23,761,568
Common Stocks
Shares Value ($)
Interactive Media & Services
Match Group, Inc.* 9,738 373,744
Meta Platforms, Inc., Class A* 74,676 29,134,095
81,163,737
IT Services 1 .3%
Accenture plc, Class A 21,115 7,683,326
Akamai Technologies, Inc.* 5,153 635,004
Cognizant Technology
Solutions Corp., Class A 16,634 1,282,814
EPAM Systems, Inc.* 2,016 560,670
Gartner, Inc.* 2,638 1,206,727
International Business
Machines Corp. 30,742 5,646,076
VeriSign, Inc.* 3,066 609,766
17,624,383
Leisure Products 0 .0%
†
Hasbro, Inc. 4,174 204,317
Life Sciences Tools & Services 1 .4%
Agilent Technologies, Inc. 9,707 1,262,881
Bio-Rad Laboratories, Inc.,
Class A* 665 213,392
Bio-Techne Corp. 5,266 370,305
Charles River Laboratories
International, Inc.* 1,775 383,897
Danaher Corp. 22,173 5,319,525
Illumina, Inc.* 5,315 760,098
IQVIA Holdings, Inc.* 6,100 1,270,203
Mettler-Toledo International,
Inc.* 728 871,554
Revvity, Inc.(a) 4,212 451,442
Thermo Fisher Scientific, Inc. 12,979 6,995,421
Waters Corp.* 2,020 641,774
West Pharmaceutical
Services, Inc.(a) 2,497 931,456
19,471,948
Machinery 1 .7%
Caterpillar, Inc. 17,213 5,169,236
Cummins, Inc. 4,773 1,142,179
Deere & Co. 9,011 3,546,549
Dover Corp. 4,591 687,640
Fortive Corp. 11,970 935,815
IDEX Corp. 2,574 544,401
Illinois Tool Works, Inc. 9,206 2,401,845
Ingersoll Rand, Inc. 13,656 1,090,568
Nordson Corp. 1,837 462,410
Otis Worldwide Corp. 13,540 1,197,478
PACCAR, Inc. 17,692 1,776,100
Parker-Hannifin Corp. 4,343 2,017,323
Pentair plc 5,688 416,191
Snap-on, Inc. 1,747 506,508
Stanley Black & Decker, Inc. 5,079 473,871
Westinghouse Air Brake
Technologies Corp. 6,063 797,709
Xylem, Inc. 8,210 923,132
24,088,955
Media 0 .7%
Charter Communications, Inc.,
Class A*(a) 3,430 1,271,535
Comcast Corp., Class A 135,101 6,287,601
Fox Corp., Class A 8,906 287,664
Fox Corp., Class B 5,046 151,430

Nationwide S&P 500 Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Media
Interpublic Group of Cos., Inc.
(The) 12,707 419,204
News Corp., Class A 13,611 335,375
News Corp., Class B(a) 3,166 80,955
Omnicom Group, Inc. 6,755 610,517
Paramount Global, Class B 16,404 239,334
9,683,615
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 48,524 1,925,918
Newmont Corp. 38,870 1,341,404
Nucor Corp. 8,266 1,545,163
Steel Dynamics, Inc. 5,095 614,915
5,427,400
Multi-Utilities 0 .6%
Ameren Corp. 8,587 597,398
CenterPoint Energy, Inc. 21,304 595,234
CMS Energy Corp.(a) 9,902 565,998
Consolidated Edison, Inc. 11,732 1,066,439
Dominion Energy, Inc. 28,129 1,286,058
DTE Energy Co. 6,906 728,031
NiSource, Inc. 14,623 379,759
Public Service Enterprise
Group, Inc.(a) 16,893 979,625
Sempra(a) 21,306 1,524,657
WEC Energy Group, Inc.(a) 10,458 844,588
8,567,787
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. 5,122 619,250
Boston Properties, Inc. 4,960 329,840
949,090
Oil, Gas & Consumable Fuels 3 .4%
APA Corp. 10,433 326,866
Chevron Corp.(a) 59,065 8,707,953
ConocoPhillips 39,949 4,469,095
Coterra Energy, Inc. 25,644 638,023
Devon Energy Corp. 21,725 912,884
Diamondback Energy, Inc. 6,081 934,893
EOG Resources, Inc. 19,518 2,220,953
EQT Corp. 13,839 489,900
Exxon Mobil Corp. 134,766 13,855,292
Hess Corp. 9,356 1,314,799
Kinder Morgan, Inc.(a) 64,142 1,085,283
Marathon Oil Corp. 19,280 440,548
Marathon Petroleum Corp. 12,774 2,115,374
Occidental Petroleum Corp.(a) 22,388 1,288,877
ONEOK, Inc. 19,695 1,344,184
Phillips 66 14,715 2,123,522
Pioneer Natural Resources
Co. 7,913 1,818,645
Targa Resources Corp. 7,576 643,657
Valero Energy Corp. 11,455 1,591,099
Williams Cos., Inc. (The) 41,242 1,429,448
47,751,295
Passenger Airlines 0 .2%
American Airlines Group, Inc.* 21,076 299,912
Delta Air Lines, Inc. 21,759 851,647
Southwest Airlines Co. 19,716 589,311
Common Stocks
Shares Value ($)
Passenger Airlines
United Airlines Holdings, Inc.* 10,879 450,173
2,191,043
Personal Care Products 0 .2%
Estee Lauder Cos., Inc. (The),
Class A 7,850 1,036,122
Kenvue, Inc. 58,328 1,210,889
2,247,011
Pharmaceuticals 3 .8%
Bristol-Myers Squibb Co. 68,457 3,345,494
Catalent, Inc.* 6,061 312,990
Eli Lilly & Co. 26,828 17,320,425
Johnson & Johnson 80,990 12,869,311
Merck & Co., Inc. 85,181 10,288,161
Pfizer, Inc. 189,755 5,138,565
Viatris, Inc. 41,454 487,914
Zoetis, Inc., Class A 15,443 2,900,350
52,663,210
Professional Services 0 .7%
Automatic Data Processing,
Inc. 13,833 3,399,875
Broadridge Financial
Solutions, Inc. 4,033 823,539
Ceridian HCM Holding, Inc.*(a) 5,099 354,482
Equifax, Inc.(a) 4,152 1,014,500
Jacobs Solutions, Inc. 4,374 589,484
Leidos Holdings, Inc. 4,438 490,266
Paychex, Inc. 10,862 1,322,231
Paycom Software, Inc. 1,618 307,808
Robert Half, Inc. 3,516 279,663
Verisk Analytics, Inc., Class A 4,902 1,183,980
9,765,828
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 10,406 898,142
CoStar Group, Inc.* 13,665 1,140,754
2,038,896
Residential REITs 0 .3%
AvalonBay Communities, Inc. 4,767 853,341
Camden Property Trust 3,692 346,457
Equity Residential 11,545 694,894
Essex Property Trust, Inc. 2,207 514,827
Invitation Homes, Inc. 19,511 642,497
Mid-America Apartment
Communities, Inc. 3,922 495,662
UDR, Inc. 10,678 384,622
3,932,300
Retail REITs 0 .3%
Federal Realty Investment
Trust 2,636 268,160
Kimco Realty Corp. 20,313 410,323
Realty Income Corp. 27,975 1,521,560
Regency Centers Corp. 5,396 338,167
Simon Property Group, Inc. 11,070 1,534,413
4,072,623
Semiconductors & Semiconductor Equipment 8 .6%
Advanced Micro Devices, Inc.* 54,519 9,142,291
Analog Devices, Inc. 16,702 3,212,797
Applied Materials, Inc. 28,082 4,613,872
Broadcom, Inc. 14,760 17,416,800
Enphase Energy, Inc.*(a) 4,611 480,143

68 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
First Solar, Inc.* 3,347 489,666
Intel Corp. 141,210 6,083,327
KLA Corp. 4,573 2,716,545
Lam Research Corp. 4,434 3,658,804
Microchip Technology, Inc. 18,105 1,542,184
Micron Technology, Inc. 37,051 3,177,123
Monolithic Power Systems,
Inc. 1,525 919,148
NVIDIA Corp. 83,100 51,128,937
NXP Semiconductors NV 8,794 1,851,752
ON Semiconductor Corp.* 14,621 1,039,992
Qorvo, Inc.* 3,451 344,203
QUALCOMM, Inc. 37,427 5,558,284
Skyworks Solutions, Inc. 5,237 547,057
Teradyne, Inc.(a) 5,198 502,075
Texas Instruments, Inc. 30,484 4,881,098
119,306,098
Software 11 .1%
Adobe, Inc.* 15,317 9,462,536
ANSYS, Inc.* 2,930 960,542
Autodesk, Inc.* 7,250 1,840,123
Cadence Design Systems,
Inc.* 9,232 2,663,063
Fair Isaac Corp.* 825 989,035
Fortinet, Inc.* 21,333 1,375,765
Gen Digital, Inc. 19,462 456,968
Intuit, Inc. 9,428 5,952,179
Microsoft Corp. 250,049 99,414,481
Oracle Corp. 53,119 5,933,392
Palo Alto Networks, Inc.* 10,245 3,468,035
PTC, Inc.* 3,660 661,179
Roper Technologies, Inc.(a) 3,609 1,938,033
Salesforce, Inc.* 32,709 9,194,173
ServiceNow, Inc.* 6,898 5,279,729
Synopsys, Inc.* 5,156 2,749,953
Tyler Technologies, Inc.* 1,423 601,573
152,940,759
Specialized REITs 1 .1%
American Tower Corp. 15,778 3,086,966
Crown Castle, Inc. 14,682 1,589,327
Digital Realty Trust, Inc. 9,864 1,385,497
Equinix, Inc. 3,166 2,627,052
Extra Space Storage, Inc. 7,148 1,032,457
Iron Mountain, Inc. 10,033 677,428
Public Storage 5,357 1,517,049
SBA Communications Corp.,
Class A 3,668 821,118
VICI Properties, Inc., Class A 33,606 1,012,213
Weyerhaeuser Co. 24,550 804,503
14,553,610
Specialty Retail 2 .0%
AutoZone, Inc.* 593 1,637,943
Bath & Body Works, Inc. 8,139 347,210
Best Buy Co., Inc. 6,767 490,540
CarMax, Inc.*(a) 5,381 383,020
Home Depot, Inc. (The) 33,646 11,875,692
Lowe's Cos., Inc. 19,416 4,132,502
O'Reilly Automotive, Inc.* 1,979 2,024,616
Ross Stores, Inc. 11,290 1,583,761
TJX Cos., Inc. (The) 38,573 3,660,963
Common Stocks
Shares Value ($)
Specialty Retail
Tractor Supply Co.(a) 3,692 829,223
Ulta Beauty, Inc.* 1,663 834,909
27,800,379
Technology Hardware, Storage & Peripherals 6 .8%
Apple, Inc. 491,857 90,698,431
Hewlett Packard Enterprise
Co. 42,420 648,602
HP, Inc. 29,349 842,610
NetApp, Inc. 6,913 602,814
Seagate Technology Holdings
plc 6,487 555,806
Western Digital Corp.* 10,746 615,208
93,963,471
Textiles, Apparel & Luxury Goods 0 .5%
Lululemon Athletica, Inc.* 3,827 1,736,769
NIKE, Inc., Class B 41,320 4,195,220
Ralph Lauren Corp., Class A 1,456 209,183
Tapestry, Inc. 7,968 309,079
VF Corp. 11,221 184,698
6,634,949
Tobacco 0 .5%
Altria Group, Inc. 59,589 2,390,710
Philip Morris International, Inc. 52,128 4,735,829
7,126,539
Trading Companies & Distributors 0 .3%
Fastenal Co. 19,328 1,318,750
United Rentals, Inc. 2,303 1,440,296
WW Grainger, Inc. 1,464 1,311,217
4,070,263
Water Utilities 0 .1%
American Water Works Co.,
Inc. 6,676 827,957
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 17,120 2,760,258
Total Common Stocks
(cost $665,502,152) 1,368,720,722
Repurchase Agreement 0 .0%
†
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $502,610,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$512,661.(b) 502,535 502,535
Total Repurchase Agreement
(cost $502,535) 502,535
Total Investments
(cost $666,004,687) — 99.0% 1,369,223,257
Other assets in excess of liabilities — 1.0% 14,078,428
NET ASSETS — 100.0%
$ 1,383,301,685

Nationwide S&P 500 Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 69
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $50,918,560, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $502,535 and by $52,319,686 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 2/13/2024 – 8/15/2053, a total value of
$52,822,221.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $502,535.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 60 3/2024 USD 14,611,500 180,450
Net contracts 180,450
As of January 31, 2024, the Fund had $692,200 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

70 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide S&P 500 Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide S&P 500 Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 71
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,368,720,722 $ – $ – $ 1,368,720,722
Futures Contracts 180,450 – – 180,450
Repurchase Agreement – 502,535 – 502,535
Total $ 1,368,901,172 $ 502,535 $ – $ 1,369,403,707
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 180,450
Total $ 180,450
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

72 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Closed End Fund
Closed End Fund 0.0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0.0%
†
NexPoint Diversified Real
Estate Trust 2,975 20,528
Total Closed End Fund
(cost  $31,500) 20,528
Common Stocks 100.0%
Shares Value ($)
Aerospace & Defense 1.0%
AAR Corp.* 3,090 187,934
AeroVironment, Inc.* 2,336 281,815
AerSale Corp.* 2,420 22,506
Archer Aviation, Inc., Class
A*(a) 13,751 66,417
Astronics Corp.* 2,468 41,734
Cadre Holdings, Inc. 1,648 56,016
Ducommun, Inc.* 1,249 61,638
Eve Holding, Inc.* 1,713 10,621
Kaman Corp. 2,635 118,707
Kratos Defense & Security
Solutions, Inc.*(a) 11,723 198,470
Leonardo DRS, Inc.* 6,302 122,322
Moog, Inc., Class A 2,557 357,469
National Presto Industries, Inc. 485 38,397
Park Aerospace Corp. 1,559 22,995
Parsons Corp.* 3,696 240,794
Redwire Corp.*(a) 1,177 3,413
Rocket Lab USA, Inc.*(a) 25,034 121,415
Terran Orbital Corp.*(a) 9,164 7,585
Triumph Group, Inc.* 5,586 90,493
V2X, Inc.* 947 36,829
Virgin Galactic Holdings,
Inc.*(a) 30,031 53,455
2,141,025
Air Freight & Logistics 0.2%
Air Transport Services Group,
Inc.* 4,874 75,498
Forward Air Corp. 2,272 100,718
Hub Group, Inc., Class A* 5,652 255,922
Radiant Logistics, Inc.* 3,719 22,835
454,973
Automobile Components 1.3%
Adient plc*(a) 8,614 298,992
American Axle &
Manufacturing Holdings,
Inc.* 10,514 85,058
Atmus Filtration Technologies,
Inc.* 1,500 33,495
Cooper-Standard Holdings,
Inc.* 1,496 26,315
Dana, Inc.(a) 11,787 159,832
Dorman Products, Inc.* 2,327 189,441
Fox Factory Holding Corp.* 3,833 241,632
Gentherm, Inc.*(a) 2,945 141,802
Goodyear Tire & Rubber Co.
(The)* 25,216 351,511
Holley, Inc.* 4,418 21,074
LCI Industries(a) 2,216 246,596
Common Stocks
Shares Value ($)
Automobile Components
Luminar Technologies, Inc.,
Class A*(a) 23,970 65,198
Modine Manufacturing Co.* 4,654 321,545
Patrick Industries, Inc.(a) 1,940 194,757
Solid Power, Inc.*(a) 13,746 22,269
Standard Motor Products, Inc. 1,863 75,172
Stoneridge, Inc.* 2,472 43,977
Visteon Corp.* 2,523 290,877
XPEL, Inc. Reg. S* 2,021 108,022
2,917,565
Automobiles 0.1%
Fisker, Inc., Class A*(a) 17,291 13,875
Livewire Group, Inc.*(a) 1,723 17,092
Winnebago Industries, Inc. 2,667 175,275
Workhorse Group, Inc.*(a) 14,864 3,939
210,181
Banks 9.2%
1st Source Corp. 1,447 75,635
ACNB Corp. 702 27,399
Amalgamated Financial Corp. 1,525 40,504
Amerant Bancorp, Inc., Class
A 2,426 54,852
American National
Bankshares, Inc. 852 38,587
Ameris Bancorp 6,033 299,478
Ames National Corp.(a) 815 17,229
Arrow Financial Corp. 1,496 37,684
Associated Banc-Corp. 13,720 288,257
Atlantic Union Bankshares
Corp.(a) 6,708 229,145
Axos Financial, Inc.* 5,003 277,316
Banc of California, Inc. 11,995 165,291
BancFirst Corp.(a) 2,015 178,348
Bancorp, Inc. (The)* 4,736 206,679
Bank First Corp. 805 67,974
Bank of Hawaii Corp.(a) 3,410 215,614
Bank of Marin Bancorp 1,552 30,388
Bank of NT Butterfield & Son
Ltd. (The) 4,399 133,422
Bank7 Corp. 353 9,866
BankUnited, Inc. 6,813 192,535
Bankwell Financial Group, Inc. 706 19,592
Banner Corp. 3,115 145,097
Bar Harbor Bankshares 1,512 39,781
BayCom Corp. 972 19,839
BCB Bancorp, Inc. 1,417 17,599
Berkshire Hills Bancorp, Inc. 3,916 93,984
Blue Foundry Bancorp*(a) 2,445 23,325
Blue Ridge Bankshares, Inc. 1,644 4,110
Bridgewater Bancshares, Inc.* 2,014 25,195
Brookline Bancorp, Inc. 8,138 88,053
Burke & Herbert Financial
Services Corp.(a) 500 29,200
Business First Bancshares,
Inc. 1,993 44,942
Byline Bancorp, Inc. 2,437 53,224
C&F Financial Corp. 311 17,261
Cadence Bank 15,354 408,723
Cambridge Bancorp 676 46,367
Camden National Corp. 1,216 43,812
Capital Bancorp, Inc. 850 18,496

Nationwide Small Cap Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
Banks
Capital City Bank Group, Inc. 1,220 34,868
Capitol Federal Financial, Inc.
(a) 11,176 70,856
Capstar Financial Holdings,
Inc. 1,599 29,086
Carter Bankshares, Inc.* 1,894 27,387
Cathay General Bancorp 6,356 261,677
Central Pacific Financial Corp. 2,361 45,496
Central Valley Community
Bancorp 945 18,352
Chemung Financial Corp. 331 15,398
ChoiceOne Financial Services,
Inc.(a) 661 17,635
Citizens & Northern Corp. 1,303 26,412
Citizens Financial Services,
Inc.(a) 295 17,272
City Holding Co.(a) 1,362 139,210
Civista Bancshares, Inc. 1,468 25,088
CNB Financial Corp. 1,946 41,547
Coastal Financial Corp.*(a) 962 38,384
Codorus Valley Bancorp, Inc. 908 21,402
Colony Bankcorp, Inc. 1,315 16,082
Columbia Financial, Inc.*(a) 2,643 47,521
Community Bank System, Inc.
(a) 4,791 219,284
Community Trust Bancorp, Inc. 1,359 56,398
ConnectOne Bancorp, Inc. 3,288 75,098
CrossFirst Bankshares, Inc.* 3,932 55,520
Customers Bancorp, Inc.*(a) 2,513 134,295
CVB Financial Corp. 11,909 199,714
Dime Community Bancshares,
Inc. 3,302 75,319
Eagle Bancorp, Inc. 2,798 69,362
Eastern Bankshares, Inc. 14,118 197,087
Enterprise Bancorp, Inc. 946 26,885
Enterprise Financial Services
Corp. 3,243 135,006
Equity Bancshares, Inc., Class
A 1,391 45,694
Esquire Financial Holdings,
Inc. 597 29,766
ESSA Bancorp, Inc. 822 15,626
Evans Bancorp, Inc.(a) 496 14,617
Farmers & Merchants
Bancorp, Inc. 1,241 28,047
Farmers National Banc Corp. 3,247 44,549
FB Financial Corp. 3,235 120,504
Fidelity D&D Bancorp, Inc.(a) 441 21,935
Financial Institutions, Inc. 1,547 32,332
First Bancorp 19,491 391,266
First Bancorp, Inc. (The) 1,016 25,400
First Bancshares, Inc. (The) 2,872 73,035
First Bank 1,606 22,066
First Busey Corp. 4,703 110,709
First Business Financial
Services, Inc. 696 25,592
First Commonwealth Financial
Corp. 9,045 126,720
First Community Bankshares,
Inc. 1,606 55,054
First Community Corp. 698 13,053
Common Stocks
Shares Value ($)
Banks
First Financial Bancorp 8,529 191,220
First Financial Bankshares,
Inc.(a) 11,841 369,794
First Financial Corp. 1,029 40,563
First Foundation, Inc. 4,201 39,994
First Interstate BancSystem,
Inc., Class A 7,546 207,666
First Merchants Corp. 5,484 185,414
First Mid Bancshares, Inc. 1,897 59,699
First of Long Island Corp.
(The) 2,185 26,264
First Western Financial, Inc.* 851 14,510
Five Star Bancorp 1,179 28,096
Flushing Financial Corp. 2,284 36,613
FS Bancorp, Inc. 627 23,086
Fulton Financial Corp.(a) 14,638 228,206
FVCBankcorp, Inc.* 1,611 19,767
German American Bancorp,
Inc. 2,417 80,075
Glacier Bancorp, Inc. 10,078 389,615
Great Southern Bancorp, Inc. 783 40,786
Greene County Bancorp, Inc. 542 13,550
Guaranty Bancshares, Inc.(a) 792 24,148
Hancock Whitney Corp. 7,825 352,986
Hanmi Financial Corp. 3,030 50,752
HarborOne Bancorp, Inc. 3,377 36,877
HBT Financial, Inc. 1,117 21,748
Heartland Financial USA, Inc. 3,910 138,688
Heritage Commerce Corp. 5,783 51,411
Heritage Financial Corp. 3,262 65,729
Hilltop Holdings, Inc. 4,190 131,943
Hingham Institution for
Savings(a) 139 25,696
Home Bancorp, Inc. 746 29,706
Home BancShares, Inc. 17,057 399,816
HomeStreet, Inc. 1,670 22,979
HomeTrust Bancshares, Inc. 1,349 36,625
Hope Bancorp, Inc. 10,944 121,260
Horizon Bancorp, Inc. 4,114 53,935
Independent Bank Corp. 5,743 267,966
Independent Bank Group, Inc. 3,281 158,636
International Bancshares Corp. 4,892 258,591
John Marshall Bancorp, Inc. 1,161 22,059
Kearny Financial Corp. 4,981 36,013
Lakeland Bancorp, Inc. 5,850 77,746
Lakeland Financial Corp. 2,202 147,446
LCNB Corp. 1,001 14,785
Live Oak Bancshares, Inc. 3,107 113,002
Luther Burbank Corp.* 1,124 10,790
Macatawa Bank Corp. 2,314 24,667
MainStreet Bancshares, Inc.
(a) 659 12,205
Mercantile Bank Corp. 1,485 59,534
Metrocity Bankshares, Inc. 1,755 41,945
Metropolitan Bank Holding
Corp.*(a) 935 45,338
Mid Penn Bancorp, Inc. 1,338 28,606
Middlefield Banc Corp.(a) 744 19,642
Midland States Bancorp, Inc. 2,010 52,783
MidWestOne Financial Group,
Inc. 1,433 36,541
MVB Financial Corp. 976 20,916

74 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
National Bank Holdings Corp.,
Class A 2,910 101,850
National Bankshares, Inc. 547 17,646
NBT Bancorp, Inc. 3,926 139,648
Nicolet Bankshares, Inc. 1,168 90,835
Northeast Bank 552 30,266
Northeast Community
Bancorp, Inc. 894 15,404
Northfield Bancorp, Inc. 3,885 46,737
Northrim Bancorp, Inc. 521 26,326
Northwest Bancshares, Inc. 11,140 137,802
Norwood Financial Corp.(a) 698 19,118
Oak Valley Bancorp(a) 637 16,594
OceanFirst Financial Corp. 5,399 93,025
OFG Bancorp 4,170 153,331
Old National Bancorp 26,455 435,714
Old Second Bancorp, Inc. 3,799 51,742
Orange County Bancorp, Inc.
(a) 483 23,445
Origin Bancorp, Inc. 2,570 78,385
Orrstown Financial Services,
Inc. 1,042 28,843
Pacific Premier Bancorp, Inc. 8,257 209,480
Park National Corp. 1,301 170,015
Parke Bancorp, Inc.(a) 1,095 20,268
Pathward Financial, Inc. 2,360 122,201
PCB Bancorp 1,142 19,129
Peapack-Gladstone Financial
Corp. 1,716 47,327
Penns Woods Bancorp, Inc.(a) 649 13,992
Peoples Bancorp, Inc. 3,217 94,258
Peoples Financial Services
Corp. 684 29,898
Pioneer Bancorp, Inc.* 1,383 13,484
Plumas Bancorp 518 18,275
Ponce Financial Group, Inc.* 1,936 17,540
Preferred Bank(a) 816 58,621
Premier Financial Corp. 3,339 69,752
Primis Financial Corp. 1,688 22,282
Princeton Bancorp, Inc. 481 15,709
Provident Financial Services,
Inc. 6,956 115,122
QCR Holdings, Inc. 1,503 87,790
RBB Bancorp 1,657 29,312
Red River Bancshares, Inc. 432 22,123
Renasant Corp. 4,965 157,043
Republic Bancorp, Inc., Class
A 828 42,385
S&T Bancorp, Inc. 3,473 115,790
Sandy Spring Bancorp, Inc. 3,964 96,642
Seacoast Banking Corp. of
Florida 7,530 184,937
ServisFirst Bancshares, Inc.(a) 4,549 305,420
Shore Bancshares, Inc. 2,830 36,620
Sierra Bancorp 1,149 23,842
Simmons First National Corp.,
Class A 11,397 216,657
SmartFinancial, Inc. 1,478 34,378
South Plains Financial, Inc. 1,038 28,109
Southern First Bancshares,
Inc.* 712 26,693
Common Stocks
Shares Value ($)
Banks
Southern Missouri Bancorp,
Inc. 837 36,502
Southern States Bancshares,
Inc. 710 18,148
Southside Bancshares, Inc. 2,523 78,970
SouthState Corp. 6,889 572,476
Stellar Bancorp, Inc. 4,460 111,634
Sterling Bancorp, Inc.* 1,722 9,316
Stock Yards Bancorp, Inc.(a) 2,406 119,626
Summit Financial Group, Inc. 911 25,772
Texas Capital Bancshares,
Inc.* 4,386 267,546
Third Coast Bancshares, Inc.* 1,009 19,171
Timberland Bancorp, Inc. 714 19,971
Tompkins Financial Corp. 1,344 66,380
Towne Bank 6,545 183,980
TriCo Bancshares 2,897 105,306
Triumph Financial, Inc.* 2,029 143,349
TrustCo Bank Corp. 1,233 35,634
Trustmark Corp. 5,693 153,654
UMB Financial Corp. 3,972 327,690
United Bankshares, Inc. 11,849 424,787
United Community Banks, Inc. 10,234 279,798
Unity Bancorp, Inc. 713 19,529
Univest Financial Corp. 2,733 58,049
USCB Financial Holdings, Inc.* 633 7,678
Valley National Bancorp(a) 39,362 378,662
Veritex Holdings, Inc. 4,372 91,856
Virginia National Bankshares
Corp. 447 14,755
WaFd, Inc. 5,881 170,784
Washington Trust Bancorp,
Inc. 1,606 44,663
WesBanco, Inc. 5,262 154,387
West Bancorp, Inc. 1,569 29,513
Westamerica Bancorp 2,290 109,279
WSFS Financial Corp. 5,587 248,677
20,366,184
Beverages 0.4%
Coca-Cola Consolidated, Inc. 430 370,398
Duckhorn Portfolio, Inc. (The)* 3,698 31,914
MGP Ingredients, Inc. 1,442 122,498
National Beverage Corp.* 2,083 96,318
Primo Water Corp. 14,255 207,838
Vita Coco Co., Inc. (The)* 2,601 51,213
Zevia PBC, Class A* 2,360 4,012
884,191
Biotechnology 7.7%
2seventy bio, Inc.*(a) 4,753 24,430
4D Molecular Therapeutics,
Inc.* 3,625 62,531
89bio, Inc.* 5,849 57,905
Aadi Bioscience, Inc.*(a) 1,234 2,271
ACADIA Pharmaceuticals,
Inc.* 10,944 283,559
ACELYRIN, Inc.* 3,004 22,890
Acrivon Therapeutics, Inc.*(a) 848 3,095
Actinium Pharmaceuticals,
Inc.*(a) 2,461 13,240
Adicet Bio, Inc.* 2,581 7,717
ADMA Biologics, Inc.* 18,788 97,510

Nationwide Small Cap Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Biotechnology
Aerovate Therapeutics,
Inc.*(a) 802 15,487
Agenus, Inc.*(a) 33,868 22,597
Agios Pharmaceuticals, Inc.* 5,126 115,950
Akero Therapeutics, Inc.* 4,782 103,339
Aldeyra Therapeutics, Inc.* 4,407 13,794
Alector, Inc.* 5,572 33,209
Alkermes plc* 15,156 409,970
Allakos, Inc.* 6,291 7,990
Allogene Therapeutics, Inc.*(a) 7,474 26,308
Allovir, Inc.* 4,350 3,132
Alpine Immune Sciences,
Inc.*(a) 3,004 79,936
Altimmune, Inc.* 4,677 44,151
ALX Oncology Holdings,
Inc.*(a) 2,473 35,636
Amicus Therapeutics, Inc.* 26,091 324,311
AnaptysBio, Inc.* 1,741 41,088
Anavex Life Sciences
Corp.*(a) 6,416 38,304
Anika Therapeutics, Inc.* 1,420 33,398
Annexon, Inc.* 4,319 17,945
Apogee Therapeutics, Inc.*(a) 1,788 59,898
Arbutus Biopharma Corp.* 10,829 25,665
Arcellx, Inc.*(a) 3,437 212,544
Arcturus Therapeutics
Holdings, Inc.* 2,160 71,215
Arcus Biosciences, Inc.* 4,875 73,808
Arcutis Biotherapeutics,
Inc.*(a) 8,009 47,013
Ardelyx, Inc.*(a) 20,309 177,298
Arrowhead Pharmaceuticals,
Inc.* 10,482 336,472
ARS Pharmaceuticals, Inc.*(a) 2,295 14,252
Astria Therapeutics, Inc.* 2,417 31,494
Atara Biotherapeutics, Inc.*(a) 9,924 6,189
Aura Biosciences, Inc.* 2,363 18,195
Aurinia Pharmaceuticals,
Inc.*(a) 12,381 93,353
Avid Bioservices, Inc.* 5,846 39,577
Avidity Biosciences, Inc.* 6,392 78,174
Avita Medical, Inc.*(a) 2,379 39,872
Beam Therapeutics, Inc.*(a) 6,467 157,795
BioAtla, Inc.* 4,185 8,014
BioCryst Pharmaceuticals,
Inc.* 17,005 90,126
Biohaven Ltd.* 6,115 271,995
Biomea Fusion, Inc.*(a) 1,880 33,990
Bioxcel Therapeutics, Inc.*(a) 1,915 6,166
Bluebird Bio, Inc.* 10,093 10,295
Blueprint Medicines Corp.* 5,518 438,847
Bridgebio Pharma, Inc.*(a) 10,235 350,958
Cabaletta Bio, Inc.* 3,184 65,208
CareDx, Inc.*(a) 4,840 41,430
Caribou Biosciences, Inc.* 6,896 42,272
Carisma Therapeutics, Inc.(a) 2,523 5,298
Cartesian Therapeutics,
Inc.*(a) 10,990 7,913
Catalyst Pharmaceuticals,
Inc.* 9,051 130,334
Celcuity, Inc.*(a) 1,631 24,628
Celldex Therapeutics, Inc.* 4,206 148,135
Common Stocks
Shares Value ($)
Biotechnology
Century Therapeutics, Inc.* 1,910 8,175
Cerevel Therapeutics
Holdings, Inc.* 6,251 261,917
Cogent Biosciences, Inc.* 7,537 33,389
Coherus Biosciences, Inc.*(a) 9,257 19,903
Compass Therapeutics, Inc.* 8,635 11,225
Crinetics Pharmaceuticals,
Inc.* 5,813 212,058
Cue Biopharma, Inc.*(a) 3,270 8,633
Cullinan Oncology, Inc.* 1,914 28,978
Cytokinetics, Inc.*(a) 8,380 654,729
Day One Biopharmaceuticals,
Inc.* 5,833 87,787
Deciphera Pharmaceuticals,
Inc.* 4,581 65,600
Denali Therapeutics, Inc.*(a) 10,590 169,546
Design Therapeutics, Inc.* 3,288 7,793
Disc Medicine, Inc.* 735 48,326
Dynavax Technologies
Corp.*(a) 11,867 153,322
Dyne Therapeutics, Inc.* 4,022 86,071
Eagle Pharmaceuticals, Inc.* 700 4,102
Editas Medicine, Inc.* 7,650 53,780
Emergent BioSolutions,
Inc.*(a) 4,708 7,862
Enanta Pharmaceuticals, Inc.* 2,036 24,737
Entrada Therapeutics, Inc.*(a) 2,025 29,504
Erasca, Inc.*(a) 8,307 13,873
Fate Therapeutics, Inc.* 7,762 47,814
Fennec Pharmaceuticals,
Inc.*(a) 1,717 17,153
FibroGen, Inc.* 8,480 16,282
Foghorn Therapeutics, Inc.* 1,979 6,293
Genelux Corp.*(a) 1,682 17,796
Generation Bio Co.* 4,131 7,766
Geron Corp.*(a) 47,388 87,194
Graphite Bio, Inc.* 2,652 7,213
Gritstone bio, Inc.*(a) 8,305 19,849
Halozyme Therapeutics, Inc.* 11,699 396,011
Heron Therapeutics, Inc.*(a) 9,068 21,854
HilleVax, Inc.*(a) 2,485 35,212
Humacyte, Inc.*(a) 5,244 17,410
Icosavax, Inc.* 2,263 34,647
Ideaya Biosciences, Inc.* 5,525 240,503
IGM Biosciences, Inc.*(a) 945 9,941
Immuneering Corp., Class
A*(a) 1,919 11,265
ImmunityBio, Inc.*(a) 12,204 41,005
ImmunoGen, Inc.* 21,701 636,273
Immunovant, Inc.* 4,766 173,530
Inhibrx, Inc.* 3,024 116,515
Inozyme Pharma, Inc.* 3,325 18,287
Insmed, Inc.* 12,464 346,499
Intellia Therapeutics, Inc.* 7,952 189,417
Iovance Biotherapeutics,
Inc.*(a) 20,430 157,924
Ironwood Pharmaceuticals,
Inc., Class A* 12,554 178,141
iTeos Therapeutics, Inc.* 2,365 23,532
Janux Therapeutics, Inc.*(a) 1,230 10,529
KalVista Pharmaceuticals,
Inc.* 2,795 44,077

76 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Karyopharm Therapeutics,
Inc.*(a) 10,717 8,043
Keros Therapeutics, Inc.* 2,130 117,917
Kezar Life Sciences, Inc.* 7,413 7,335
Kiniksa Pharmaceuticals Ltd.,
Class A* 2,768 48,800
Kodiak Sciences, Inc.* 3,213 12,884
Krystal Biotech, Inc.*(a) 1,969 219,051
Kura Oncology, Inc.* 6,209 125,049
Kymera Therapeutics, Inc.* 3,370 110,469
Larimar Therapeutics, Inc.* 2,427 14,052
Lexicon Pharmaceuticals,
Inc.*(a) 7,325 13,698
Lineage Cell Therapeutics,
Inc.*(a) 12,211 11,357
Lyell Immunopharma, Inc.* 15,810 28,932
MacroGenics, Inc.* 5,499 78,636
Madrigal Pharmaceuticals,
Inc.*(a) 1,328 287,791
MannKind Corp.*(a) 23,296 77,809
MeiraGTx Holdings plc* 2,997 18,192
Merrimack Pharmaceuticals,
Inc.* 991 13,279
Mersana Therapeutics, Inc.* 8,823 27,881
MiMedx Group, Inc.* 10,526 81,471
Mineralys Therapeutics,
Inc.*(a) 1,236 13,485
Mirum Pharmaceuticals, Inc.* 2,268 60,011
Monte Rosa Therapeutics,
Inc.* 2,724 14,424
Morphic Holding, Inc.* 3,203 101,503
Mural Oncology plc* 1,515 6,651
Myriad Genetics, Inc.* 7,447 159,291
Nkarta, Inc.*(a) 2,853 25,791
Novavax, Inc.*(a) 8,239 32,956
Nurix Therapeutics, Inc.* 4,204 33,212
Nuvalent, Inc., Class A* 2,442 183,565
Nuvectis Pharma, Inc.*(a) 648 4,724
Ocean Biomedical, Inc.*(a) 1,269 721
Olema Pharmaceuticals, Inc.* 2,540 33,122
Omega Therapeutics, Inc.*(a) 2,306 8,417
Organogenesis Holdings, Inc.,
Class A* 6,549 21,612
ORIC Pharmaceuticals,
Inc.*(a) 3,693 40,586
Outlook Therapeutics, Inc.*(a) 12,464 4,811
Ovid therapeutics, Inc.* 5,642 21,835
PDS Biotechnology Corp.*(a) 2,646 14,156
PepGen, Inc.*(a) 1,143 11,464
PMV Pharmaceuticals, Inc.* 3,466 6,100
Poseida Therapeutics, Inc.,
Class A* 6,431 22,123
Precigen, Inc.*(a) 9,031 12,463
Prelude Therapeutics, Inc.* 1,278 4,192
Prime Medicine, Inc.*(a) 3,743 23,768
ProKidney Corp., Class A*(a) 4,110 5,384
Protagonist Therapeutics, Inc.* 5,075 126,926
Protalix BioTherapeutics,
Inc.*(a) 5,315 7,707
Prothena Corp. plc* 3,923 111,374
PTC Therapeutics, Inc.*(a) 6,360 165,932
Common Stocks
Shares Value ($)
Biotechnology
Rallybio Corp.*(a) 2,893 3,906
RAPT Therapeutics, Inc.* 2,693 66,652
RayzeBio, Inc.* 1,812 112,525
Recursion Pharmaceuticals,
Inc., Class A*(a) 12,732 119,808
REGENXBIO, Inc.* 3,810 46,939
Relay Therapeutics, Inc.*(a) 8,279 76,581
Reneo Pharmaceuticals, Inc.* 916 1,502
Replimune Group, Inc.* 4,732 36,720
REVOLUTION Medicines,
Inc.* 12,965 359,779
Rhythm Pharmaceuticals,
Inc.*(a) 4,615 203,568
Rigel Pharmaceuticals, Inc.* 15,130 17,702
Rocket Pharmaceuticals, Inc.* 5,517 158,503
Sage Therapeutics, Inc.* 4,946 126,815
Sagimet Biosciences, Inc.,
Class A*(a) 539 5,110
Sana Biotechnology, Inc.*(a) 9,235 50,700
Sangamo Therapeutics,
Inc.*(a) 12,951 5,919
Savara, Inc.*(a) 7,452 36,813
Scholar Rock Holding Corp.* 5,060 70,587
Seres Therapeutics, Inc.* 9,205 10,402
SpringWorks Therapeutics,
Inc.*(a) 6,155 271,620
Stoke Therapeutics, Inc.*(a) 2,610 12,632
Summit Therapeutics, Inc.*(a) 10,965 42,983
Sutro Biopharma, Inc.* 4,977 21,600
Syndax Pharmaceuticals, Inc.* 6,234 127,735
Tango Therapeutics, Inc.*(a) 4,015 47,176
Tenaya Therapeutics, Inc.* 4,174 17,552
TG Therapeutics, Inc.*(a) 12,573 204,186
Travere Therapeutics, Inc.* 6,180 55,187
Turnstone Biologics Corp.*(a) 1,220 3,209
Twist Bioscience Corp.* 5,098 165,175
Tyra Biosciences, Inc.*(a) 1,150 15,410
UroGen Pharma Ltd.*(a) 2,475 38,858
Vanda Pharmaceuticals, Inc.* 4,830 17,388
Vaxcyte, Inc.* 8,469 604,856
Vaxxinity, Inc., Class A*(a) 4,033 2,863
Vera Therapeutics, Inc., Class
A*(a) 3,199 116,508
Veracyte, Inc.* 6,707 167,809
Vericel Corp.* 4,325 185,889
Verve Therapeutics, Inc.*(a) 4,497 48,658
Vigil Neuroscience, Inc.*(a) 1,520 4,134
Viking Therapeutics, Inc.*(a) 8,745 211,104
Vir Biotechnology, Inc.* 7,925 74,495
Viridian Therapeutics, Inc.* 3,688 70,994
Vor BioPharma, Inc.*(a) 3,565 8,199
Voyager Therapeutics, Inc.* 3,005 21,846
X4 Pharmaceuticals, Inc.*(a) 11,650 9,103
Xencor, Inc.* 5,312 99,334
XOMA Corp.*(a) 692 13,819
Y-mAbs Therapeutics, Inc.* 3,311 42,348
Zentalis Pharmaceuticals, Inc.* 5,423 64,263
Zura Bio Ltd., Class A*(a) 2,235 6,370
Zymeworks, Inc.* 5,051 54,753
16,960,897

Nationwide Small Cap Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Broadline Retail 0.1%
Big Lots, Inc.(a) 2,797 16,055
ContextLogic, Inc., Class A*(a) 1,778 7,770
Dillard's, Inc., Class A(a) 306 118,504
Savers Value Village, Inc.* 2,355 44,015
186,344
Building Products 2.0%
AAON, Inc. 6,191 434,361
American Woodmark Corp.* 1,479 135,003
Apogee Enterprises, Inc. 1,982 104,669
AZZ, Inc. 2,239 139,826
CSW Industrials, Inc. 1,388 293,659
Gibraltar Industries, Inc.* 2,745 222,125
Griffon Corp. 3,810 221,971
Insteel Industries, Inc. 1,735 60,083
Janus International Group,
Inc.*(a) 7,824 110,710
JELD-WEN Holding, Inc.* 7,621 141,751
Masonite International Corp.* 2,025 186,401
Masterbrand, Inc.*(a) 11,762 165,491
PGT Innovations, Inc.* 5,037 207,625
Quanex Building Products
Corp. 3,082 96,220
Resideo Technologies, Inc.* 13,300 223,041
Simpson Manufacturing Co.,
Inc. 3,893 704,594
UFP Industries, Inc. 5,389 611,382
Zurn Elkay Water Solutions
Corp. 13,529 401,135
4,460,047
Capital Markets 1.4%
AlTi Global, Inc.*(a) 1,990 12,358
Artisan Partners Asset
Management, Inc., Class A 5,593 234,347
AssetMark Financial Holdings,
Inc.* 1,967 60,328
B. Riley Financial, Inc.(a) 1,757 41,149
Bakkt Holdings, Inc.*(a) 6,042 8,278
BGC Group, Inc., Class A 32,841 231,857
Brightsphere Investment
Group, Inc. 2,928 64,767
Cohen & Steers, Inc. 2,378 167,459
Diamond Hill Investment
Group, Inc. 247 39,404
Donnelley Financial Solutions,
Inc.* 2,299 142,814
Forge Global Holdings, Inc.*(a) 10,398 19,964
GCM Grosvenor, Inc., Class A 4,036 35,073
Hamilton Lane, Inc., Class A 3,326 385,616
MarketWise, Inc. 2,999 6,988
Moelis & Co., Class A(a) 6,026 331,249
Open Lending Corp.* 9,355 68,666
P10, Inc., Class A 3,607 33,184
Patria Investments Ltd., Class
A 4,703 67,112
Perella Weinberg Partners,
Class A 3,673 43,158
Piper Sandler Cos. 1,557 270,124
PJT Partners, Inc., Class A(a) 2,150 206,765
Silvercrest Asset Management
Group, Inc., Class A 750 12,510
Common Stocks
Shares Value ($)
Capital Markets
StepStone Group, Inc., Class
A 4,823 161,329
StoneX Group, Inc.* 2,499 164,309
Value Line, Inc. 100 4,460
Victory Capital Holdings, Inc.,
Class A 2,424 81,762
Virtus Investment Partners,
Inc. 633 149,458
WisdomTree, Inc. 11,964 80,996
3,125,484
Chemicals 1.9%
AdvanSix, Inc. 2,468 62,638
American Vanguard Corp. 2,482 27,103
Arcadium Lithium plc*(a) 92,981 454,677
Aspen Aerogels, Inc.*(a) 4,429 49,738
Avient Corp. 8,110 293,663
Balchem Corp. 2,905 407,165
Cabot Corp. 4,958 357,472
Core Molding Technologies,
Inc.* 733 12,681
Danimer Scientific, Inc., Class
A*(a) 8,565 5,464
Ecovyst, Inc.* 8,284 76,710
Hawkins, Inc. 1,719 114,434
HB Fuller Co. 4,894 370,818
Ingevity Corp.* 3,398 148,017
Innospec, Inc. 2,282 264,963
Intrepid Potash, Inc.* 920 16,928
Koppers Holdings, Inc. 1,771 90,569
Kronos Worldwide, Inc. 2,146 19,979
LSB Industries, Inc.* 4,474 33,287
Mativ Holdings, Inc. 4,895 58,887
Minerals Technologies, Inc. 2,949 192,717
Origin Materials, Inc.*(a) 9,380 5,534
Orion SA 5,017 112,381
Perimeter Solutions SA* 13,018 61,705
PureCycle Technologies,
Inc.*(a) 10,537 41,305
Quaker Chemical Corp. 1,268 240,844
Rayonier Advanced Materials,
Inc.* 5,855 25,411
Sensient Technologies Corp. 3,883 240,862
Stepan Co.(a) 1,922 171,577
Trinseo plc 3,315 19,989
Tronox Holdings plc 10,969 151,263
Valhi, Inc.(a) 254 3,523
4,132,304
Commercial Services & Supplies 1.5%
ABM Industries, Inc. 5,925 241,681
ACCO Brands Corp. 8,832 53,699
ACV Auctions, Inc., Class A* 11,603 150,491
Aris Water Solutions, Inc.,
Class A 2,357 20,506
BrightView Holdings, Inc.* 3,501 31,264
Brink's Co. (The) 4,206 340,013
Casella Waste Systems, Inc.,
Class A* 5,125 437,367
CECO Environmental Corp.* 2,481 47,958
Cimpress plc* 1,596 120,051
CoreCivic, Inc.*(a) 10,507 149,409
Deluxe Corp. 4,087 77,285

78 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Ennis, Inc. 2,418 49,255
Enviri Corp.* 6,817 58,694
GEO Group, Inc. (The)*(a) 10,846 120,607
Healthcare Services Group,
Inc.* 6,504 61,398
HNI Corp. 4,248 172,979
Interface, Inc., Class A 5,456 67,709
LanzaTech Global, Inc.*(a) 1,952 8,501
Li-Cycle Holdings Corp.*(a) 12,416 5,340
Liquidity Services, Inc.* 2,163 37,744
Matthews International Corp.,
Class A(a) 2,696 88,698
MillerKnoll, Inc. 6,608 175,707
Montrose Environmental
Group, Inc.* 2,452 71,623
NL Industries, Inc. 865 4,541
OPENLANE, Inc.* 10,103 142,250
Performant Financial Corp.* 6,368 17,958
Pitney Bowes, Inc. 12,266 50,413
Quad/Graphics, Inc.* 2,252 12,296
SP Plus Corp.* 1,742 90,114
Steelcase, Inc., Class A 8,373 106,170
UniFirst Corp. 1,363 230,919
Viad Corp.* 1,911 63,178
VSE Corp. 1,163 72,234
3,378,052
Communications Equipment 0.5%
ADTRAN Holdings, Inc. 6,716 42,076
Aviat Networks, Inc.* 956 28,517
Calix, Inc.* 5,287 175,423
Cambium Networks Corp.* 985 4,186
Clearfield, Inc.*(a) 1,251 31,513
CommScope Holding Co.,
Inc.* 20,159 46,769
Comtech Telecommunications
Corp.* 2,491 15,768
Digi International, Inc.* 3,253 79,080
DZS, Inc.*(a) 1,867 2,913
Extreme Networks, Inc.* 11,467 154,919
Harmonic, Inc.*(a) 9,835 115,069
Infinera Corp.*(a) 18,805 92,897
KVH Industries, Inc.*(a) 1,775 8,644
NETGEAR, Inc.* 2,780 39,476
NetScout Systems, Inc.* 6,250 134,437
Ribbon Communications, Inc.* 9,194 27,950
Viavi Solutions, Inc.* 20,144 198,016
1,197,653
Construction & Engineering 1.7%
Ameresco, Inc., Class A*(a) 2,992 61,127
API Group Corp.* 18,935 596,831
Arcosa, Inc. 4,333 339,187
Argan, Inc. 1,090 48,320
Bowman Consulting Group
Ltd., Class A*(a) 951 29,871
Comfort Systems USA, Inc. 3,180 691,555
Concrete Pumping Holdings,
Inc.* 1,916 14,791
Construction Partners, Inc.,
Class A* 3,634 165,347
Dycom Industries, Inc.* 2,600 290,420
Fluor Corp.* 12,935 487,779
Common Stocks
Shares Value ($)
Construction & Engineering
Granite Construction, Inc.(a) 4,012 180,981
Great Lakes Dredge & Dock
Corp.* 6,040 46,146
IES Holdings, Inc.* 745 61,060
INNOVATE Corp.*(a) 4,439 4,013
Limbach Holdings, Inc.* 871 37,453
MYR Group, Inc.* 1,520 218,652
Northwest Pipe Co.* 912 27,697
Primoris Services Corp. 4,780 156,784
Sterling Infrastructure, Inc.* 2,748 206,375
Tutor Perini Corp.* 4,143 37,121
3,701,510
Construction Materials 0.4%
Knife River Corp.* 5,133 336,160
Summit Materials, Inc., Class
A* 10,734 388,356
United States Lime & Minerals,
Inc. 177 45,785
770,301
Consumer Finance 0.8%
Atlanticus Holdings Corp.* 414 14,362
Bread Financial Holdings, Inc. 2,664 96,623
Consumer Portfolio Services,
Inc.*(a) 1,041 9,515
Encore Capital Group, Inc.*(a) 2,058 103,065
Enova International, Inc.* 2,676 145,655
FirstCash Holdings, Inc. 3,436 394,350
Green Dot Corp., Class A* 3,766 33,932
LendingClub Corp.* 9,755 87,990
LendingTree, Inc.* 845 27,327
Navient Corp. 7,902 136,072
Nelnet, Inc., Class A 1,197 104,295
NerdWallet, Inc., Class A*(a) 3,241 49,620
OppFi, Inc.*(a) 1,472 4,725
PRA Group, Inc.* 3,457 78,716
PROG Holdings, Inc.*(a) 3,954 121,150
Regional Management Corp. 706 17,212
Upstart Holdings, Inc.*(a) 6,610 209,933
World Acceptance Corp.* 378 49,635
1,684,177
Consumer Staples Distribution & Retail 0.6%
Andersons, Inc. (The) 2,888 152,227
Chefs' Warehouse, Inc.
(The)*(a) 3,233 102,874
HF Foods Group, Inc.* 3,603 18,015
Ingles Markets, Inc., Class A 1,337 112,642
Natural Grocers by Vitamin
Cottage, Inc. 867 12,962
PriceSmart, Inc. 2,303 175,074
SpartanNash Co. 3,168 71,058
Sprouts Farmers Market,
Inc.*(a) 9,187 462,749
United Natural Foods, Inc.* 5,182 77,264
Village Super Market, Inc.,
Class A 852 21,666
Weis Markets, Inc.(a) 1,420 86,265
1,292,796
Containers & Packaging 0.3%
Greif, Inc., Class A 2,258 141,374
Greif, Inc., Class B 419 26,271

Nationwide Small Cap Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Containers & Packaging
Myers Industries, Inc. 3,210 60,188
O-I Glass, Inc.*(a) 14,224 207,101
Pactiv Evergreen, Inc. 3,654 53,348
Ranpak Holdings Corp., Class
A* 4,147 17,086
TriMas Corp. 3,666 90,477
595,845
Distributors 0.0%
†
Weyco Group, Inc. 466 14,963
Diversified Consumer Services 1.2%
2U, Inc.*(a) 7,335 6,240
Adtalem Global Education,
Inc.* 3,518 177,589
Carriage Services, Inc., Class
A 1,147 28,342
Chegg, Inc.* 10,415 102,588
Coursera, Inc.*(a) 11,648 222,943
Duolingo, Inc., Class A* 2,657 475,311
European Wax Center, Inc.,
Class A*(a) 3,232 47,963
Frontdoor, Inc.* 7,254 237,641
Graham Holdings Co., Class B 324 233,409
Laureate Education, Inc. 12,132 153,106
Lincoln Educational Services
Corp.* 2,241 20,079
Nerdy, Inc.* 6,145 18,865
OneSpaWorld Holdings Ltd.* 7,684 104,733
Perdoceo Education Corp. 5,909 106,953
Rover Group, Inc., Class A* 7,897 86,393
Strategic Education, Inc. 2,013 189,343
Stride, Inc.*(a) 3,760 225,412
Udemy, Inc.* 7,632 103,719
Universal Technical Institute,
Inc.* 2,870 40,524
WW International, Inc.* 5,088 19,131
2,600,284
Diversified REITs 0.6%
Alexander & Baldwin, Inc. 6,973 120,772
Alpine Income Property Trust,
Inc. 1,233 19,161
American Assets Trust, Inc. 4,460 100,038
Armada Hoffler Properties, Inc. 6,572 78,601
Broadstone Net Lease, Inc. 16,920 271,905
CTO Realty Growth, Inc. 2,215 36,614
Empire State Realty Trust,
Inc., Class A 11,998 114,221
Essential Properties Realty
Trust, Inc. 14,307 356,387
Gladstone Commercial Corp. 3,638 46,639
Global Net Lease, Inc. 18,107 153,004
One Liberty Properties, Inc. 1,527 30,907
1,328,249
Diversified Telecommunication Services 0.5%
Anterix, Inc.*(a) 1,185 35,337
AST SpaceMobile, Inc., Class
A* 7,374 21,163
ATN International, Inc. 1,053 38,856
Bandwidth, Inc., Class A* 2,225 30,794
Charge Enterprises, Inc.*(a) 11,488 1,580
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Cogent Communications
Holdings, Inc. 3,946 304,631
Consolidated Communications
Holdings, Inc.* 6,909 29,985
EchoStar Corp., Class A*(a) 10,747 143,902
Globalstar, Inc.*(a) 61,675 98,063
IDT Corp., Class B* 1,317 45,542
Liberty Latin America Ltd.,
Class A* 3,836 27,006
Liberty Latin America Ltd.,
Class C* 12,378 88,131
Lumen Technologies, Inc.*(a) 91,492 111,620
Ooma, Inc.* 2,215 23,966
Shenandoah
Telecommunications Co. 4,248 87,042
1,087,618
Electric Utilities 0.7%
ALLETE, Inc. 5,222 308,672
Genie Energy Ltd., Class B 1,871 34,819
MGE Energy, Inc. 3,303 213,011
Otter Tail Corp. 3,717 336,091
PNM Resources, Inc. 7,591 275,022
Portland General Electric Co. 9,218 377,293
1,544,908
Electrical Equipment 1.4%
Allient, Inc. 1,253 34,909
Amprius Technologies, Inc.* 728 2,978
Array Technologies, Inc.*(a) 13,898 184,010
Atkore, Inc.*(a) 3,453 526,686
Babcock & Wilcox Enterprises,
Inc.* 5,298 6,993
Blink Charging Co.*(a) 4,310 10,344
Bloom Energy Corp., Class
A*(a) 17,353 196,436
Dragonfly Energy Holdings
Corp.*(a) 3,830 1,800
Encore Wire Corp. 1,349 304,200
Energy Vault Holdings, Inc.*(a) 7,389 11,231
EnerSys 3,715 355,043
Enovix Corp.*(a) 12,384 115,295
Eos Energy Enterprises,
Inc.*(a) 10,185 11,305
ESS Tech, Inc.*(a) 7,186 7,402
Fluence Energy, Inc., Class
A*(a) 5,280 104,914
FTC Solar, Inc.*(a) 6,641 3,330
FuelCell Energy, Inc.*(a) 40,016 48,019
GrafTech International Ltd. 18,419 24,497
LSI Industries, Inc. 2,476 33,822
NEXTracker, Inc., Class A* 11,367 514,584
NuScale Power Corp., Class
A*(a) 5,071 14,655
Powell Industries, Inc. 809 95,891
Preformed Line Products Co. 208 25,428
SES AI Corp.*(a) 11,816 15,479
Shoals Technologies Group,
Inc., Class A* 15,511 204,280
SKYX Platforms Corp.*(a) 5,380 8,070
Stem, Inc.*(a) 13,663 40,442
SunPower Corp.*(a) 8,266 25,046
Thermon Group Holdings, Inc.* 2,908 95,324

80 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Electrical Equipment
TPI Composites, Inc.*(a) 4,179 11,283
Vicor Corp.*(a) 2,064 77,751
3,111,447
Electronic Equipment, Instruments & Components 2.7%
908 Devices, Inc.* 1,357 9,608
Advanced Energy Industries,
Inc. 3,358 349,836
Akoustis Technologies, Inc.*(a) 7,110 4,078
Arlo Technologies, Inc.* 8,109 72,008
Badger Meter, Inc. 2,637 379,702
Bel Fuse, Inc., Class B 990 66,191
Belden, Inc. 3,855 285,964
Benchmark Electronics, Inc. 3,283 89,035
Climb Global Solutions, Inc.(a) 393 21,701
CTS Corp.(a) 2,753 113,038
Daktronics, Inc.* 3,101 23,506
ePlus, Inc.* 2,447 184,846
Evolv Technologies Holdings,
Inc.*(a) 10,663 46,597
Fabrinet* 3,343 713,764
FARO Technologies, Inc.* 1,740 39,394
Insight Enterprises, Inc.* 2,595 479,400
Iteris, Inc.* 4,042 19,482
Itron, Inc.*(a) 4,076 294,043
Kimball Electronics, Inc.* 2,008 47,750
Knowles Corp.*(a) 8,098 132,078
Lightwave Logic, Inc.*(a) 10,788 46,496
Luna Innovations, Inc.*(a) 3,040 21,797
Methode Electronics, Inc. 3,138 65,145
MicroVision, Inc.*(a) 17,123 40,753
Mirion Technologies, Inc.,
Class A*(a) 18,140 171,423
Napco Security Technologies,
Inc.(a) 2,893 100,532
nLight, Inc.* 4,132 53,633
Novanta, Inc.* 3,230 499,196
OSI Systems, Inc.* 1,451 185,772
PAR Technology Corp.*(a) 2,418 110,116
PC Connection, Inc. 1,019 65,736
Petrocorp, Inc.*^∞ 1,500 0
Plexus Corp.* 2,449 231,969
Richardson Electronics Ltd. 1,133 11,149
Rogers Corp.* 1,542 177,746
Sanmina Corp.* 5,054 302,330
ScanSource, Inc.* 2,214 86,922
SmartRent, Inc., Class A*(a) 17,442 51,454
TTM Technologies, Inc.*(a) 9,285 129,154
Vishay Intertechnology, Inc. 11,761 255,567
Vishay Precision Group, Inc.* 1,184 37,746
Vuzix Corp.*(a) 5,561 9,287
6,025,944
Energy Equipment & Services 2.4%
Archrock, Inc. 12,741 208,188
Atlas Energy Solutions, Inc.(a) 1,630 28,313
Borr Drilling Ltd. 19,497 119,907
Bristow Group, Inc., Class A* 2,183 57,588
Cactus, Inc., Class A(a) 5,875 249,335
ChampionX Corp. 17,669 484,307
Core Laboratories, Inc. 4,069 64,168
Diamond Offshore Drilling,
Inc.* 9,438 115,144
Common Stocks
Shares Value ($)
Energy Equipment & Services
DMC Global, Inc.* 1,761 29,972
Dril-Quip, Inc.* 3,111 62,438
Expro Group Holdings NV* 8,144 143,334
Forum Energy Technologies,
Inc.*(a) 928 18,291
Helix Energy Solutions Group,
Inc.*(a) 13,423 126,176
Helmerich & Payne, Inc.(a) 8,821 355,134
KLX Energy Services
Holdings, Inc.* 1,199 11,654
Kodiak Gas Services, Inc. 1,348 31,570
Liberty Energy, Inc., Class A 14,879 309,334
Mammoth Energy Services,
Inc.*(a) 2,205 7,740
Nabors Industries Ltd.*(a) 826 69,863
Newpark Resources, Inc.*(a) 7,137 46,319
Noble Corp. plc 10,168 448,714
Oceaneering International,
Inc.* 9,162 190,386
Oil States International, Inc.* 6,072 37,464
Patterson-UTI Energy, Inc. 31,891 353,671
ProFrac Holding Corp., Class
A*(a) 2,187 17,299
ProPetro Holding Corp.* 8,506 71,961
Ranger Energy Services, Inc.,
Class A 799 8,118
RPC, Inc.(a) 7,602 55,571
SEACOR Marine Holdings,
Inc.* 1,734 18,311
Seadrill Ltd.* 4,487 193,928
Select Water Solutions, Inc.,
Class A 7,259 56,402
Solaris Oilfield Infrastructure,
Inc., Class A 2,867 21,503
TETRA Technologies, Inc.* 11,629 48,726
Tidewater, Inc.* 4,166 279,914
US Silica Holdings, Inc.* 6,385 68,447
Valaris Ltd.* 5,405 334,407
Weatherford International plc* 6,397 572,851
5,316,448
Entertainment 0.4%
Atlanta Braves Holdings, Inc.,
Class A* 911 39,237
Atlanta Braves Holdings, Inc.,
Class C* 4,084 164,626
Cinemark Holdings, Inc.* 10,058 139,102
IMAX Corp.* 4,062 56,746
Lions Gate Entertainment
Corp., Class A* 5,401 56,332
Lions Gate Entertainment
Corp., Class B* 10,678 103,577
Loop Media, Inc.*(a) 3,450 2,415
Madison Square Garden
Entertainment Corp., Class
A* 3,650 121,691
Marcus Corp. (The)(a) 2,314 31,424
Playstudios, Inc.* 8,493 18,685
Reservoir Media, Inc.* 1,940 13,580
Sphere Entertainment Co.* 2,319 82,046

Nationwide Small Cap Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Entertainment
Vivid Seats, Inc., Class A* 2,123 12,186
841,647
Financial Services 2.4%
Acacia Research Corp.* 3,597 14,064
Alerus Financial Corp. 1,484 33,702
A-Mark Precious Metals, Inc.
(a) 1,696 45,741
AvidXchange Holdings, Inc.* 13,652 149,626
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,539 61,063
Cannae Holdings, Inc.* 6,445 130,511
Cantaloupe, Inc.* 5,521 37,598
Cass Information Systems,
Inc. 1,246 53,777
Compass Diversified Holdings 5,619 124,124
Enact Holdings, Inc.(a) 2,631 74,957
Essent Group Ltd. 9,457 521,648
EVERTEC, Inc. 5,849 234,896
Federal Agricultural Mortgage
Corp., Class C 840 156,484
Finance of America Cos., Inc.,
Class A*(a) 3,164 2,658
Flywire Corp.* 9,532 203,699
I3 Verticals, Inc., Class A* 2,254 42,240
International Money Express,
Inc.* 2,941 60,585
Jackson Financial, Inc., Class
A 7,350 368,014
Marqeta, Inc., Class A*(a) 43,248 259,920
Merchants Bancorp 1,389 60,755
Mr. Cooper Group, Inc.* 5,816 391,766
NewtekOne, Inc. 2,206 26,494
NMI Holdings, Inc., Class A* 7,416 236,719
Ocwen Financial Corp.*(a) 608 17,589
Pagseguro Digital Ltd., Class
A* 17,987 231,493
Payoneer Global, Inc.* 24,193 113,223
Paysafe Ltd.* 2,891 43,018
Paysign, Inc.*(a) 3,090 9,486
PennyMac Financial Services,
Inc.(a) 2,331 203,310
Priority Technology Holdings,
Inc.*(a) 1,943 6,898
Radian Group, Inc.(a) 14,167 410,560
Remitly Global, Inc.* 11,944 204,720
Repay Holdings Corp., Class
A* 7,429 58,243
Security National Financial
Corp., Class A* 1,182 9,255
StoneCo Ltd., Class A* 26,434 454,400
SWK Holdings Corp.* 383 6,626
Velocity Financial, Inc.* 813 12,805
Walker & Dunlop, Inc.(a) 2,922 282,236
Waterstone Financial, Inc. 1,406 18,700
5,373,603
Food Products 1.0%
Alico, Inc.(a) 645 18,989
B&G Foods, Inc.(a) 6,581 66,205
Benson Hill, Inc.*(a) 15,199 2,617
Beyond Meat, Inc.*(a) 5,571 36,880
Common Stocks
Shares Value ($)
Food Products
BRC, Inc., Class A*(a) 3,540 13,381
Calavo Growers, Inc. 1,637 42,709
Cal-Maine Foods, Inc. 3,697 204,888
Dole plc 6,199 69,987
Forafric Global plc*(a) 591 6,170
Fresh Del Monte Produce, Inc. 3,223 79,221
Hain Celestial Group, Inc.
(The)*(a) 8,272 88,593
J & J Snack Foods Corp. 1,385 220,534
John B Sanfilippo & Son, Inc. 832 89,132
Lancaster Colony Corp.(a) 1,753 322,166
Limoneira Co.(a) 1,657 30,058
Mission Produce, Inc.* 4,668 46,633
Seneca Foods Corp., Class A* 411 21,939
Simply Good Foods Co. (The)* 8,195 309,771
Sovos Brands, Inc.*(a) 5,009 110,449
SunOpta, Inc.* 8,535 50,783
TreeHouse Foods, Inc.* 4,574 192,565
Utz Brands, Inc.(a) 6,821 120,732
Vital Farms, Inc.* 2,889 41,544
Westrock Coffee Co.*(a) 2,688 27,848
2,213,794
Gas Utilities 0.9%
Brookfield Infrastructure Corp.,
Class A 10,986 384,620
Chesapeake Utilities Corp. 1,890 191,419
New Jersey Resources Corp. 8,856 361,590
Northwest Natural Holding Co. 3,225 118,874
ONE Gas, Inc.(a) 5,030 308,691
RGC Resources, Inc.(a) 758 14,485
Southwest Gas Holdings, Inc. 5,543 325,263
Spire, Inc.(a) 4,745 269,374
1,974,316
Ground Transportation 0.5%
ArcBest Corp. 2,169 258,393
Covenant Logistics Group,
Inc., Class A 667 32,243
Daseke, Inc.* 2,911 23,696
FTAI Infrastructure, Inc. 9,366 39,899
Heartland Express, Inc. 4,265 55,232
Marten Transport Ltd.(a) 5,196 96,126
PAM Transportation Services,
Inc.* 683 14,145
RXO, Inc.* 10,388 216,070
Universal Logistics Holdings,
Inc. 692 21,120
Werner Enterprises, Inc. 5,724 226,384
983,308
Health Care Equipment & Supplies 2.8%
Accuray, Inc.*(a) 8,826 22,859
Alphatec Holdings, Inc.*(a) 8,432 135,671
AngioDynamics, Inc.* 3,507 20,691
Artivion, Inc.*(a) 3,603 60,242
AtriCure, Inc.* 4,143 141,111
Atrion Corp. 117 39,780
Avanos Medical, Inc.* 4,251 81,577
Axogen, Inc.* 3,771 36,466
Axonics, Inc.* 4,564 309,804
Beyond Air, Inc.*(a) 2,426 4,076
Butterfly Network, Inc.*(a) 12,189 10,984

82 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Cerus Corp.* 15,938 28,848
ClearPoint Neuro, Inc.*(a) 2,169 15,096
CONMED Corp. 2,779 265,672
Cutera, Inc.* 1,609 4,248
CVRx, Inc.* 1,052 26,426
Embecta Corp. 5,075 86,985
Glaukos Corp.* 4,296 382,473
Haemonetics Corp.* 4,546 347,587
Inari Medical, Inc.* 4,902 279,169
Inmode Ltd.* 7,153 169,455
Inogen, Inc.* 2,418 17,204
Integer Holdings Corp.*(a) 2,976 301,528
iRadimed Corp. 595 24,639
iRhythm Technologies, Inc.* 2,782 333,228
KORU Medical Systems,
Inc.*(a) 3,308 6,881
Lantheus Holdings, Inc.*(a) 6,105 317,033
LeMaitre Vascular, Inc. 1,782 103,427
LivaNova plc* 4,952 241,063
Merit Medical Systems,
Inc.*(a) 5,109 400,035
Nano-X Imaging Ltd.*(a) 4,125 22,440
Neogen Corp.* 19,911 308,620
Nevro Corp.*(a) 3,143 52,048
Omnicell, Inc.* 4,060 130,610
OraSure Technologies, Inc.*(a) 5,959 43,918
Orchestra BioMed Holdings,
Inc.*(a) 790 5,593
Orthofix Medical, Inc.* 3,217 44,684
OrthoPediatrics Corp.* 1,492 38,971
Outset Medical, Inc.* 4,731 14,382
Paragon 28, Inc.* 4,126 52,318
PROCEPT BioRobotics
Corp.*(a) 3,692 170,940
Pulmonx Corp.* 3,424 45,471
Pulse Biosciences, Inc.*(a) 1,528 13,569
RxSight, Inc.* 2,564 116,688
Sanara Medtech, Inc.*(a) 359 12,134
Semler Scientific, Inc.* 319 14,128
SI-BONE, Inc.* 3,640 73,564
Sight Sciences, Inc.* 2,106 8,929
Silk Road Medical, Inc.* 3,590 54,317
STAAR Surgical Co.* 4,495 125,905
Surmodics, Inc.* 1,282 45,139
Tactile Systems Technology,
Inc.* 2,202 33,404
Tela Bio, Inc.*(a) 1,502 10,379
TransMedics Group, Inc.*(a) 2,812 241,185
Treace Medical Concepts,
Inc.* 4,279 57,681
UFP Technologies, Inc.* 621 104,645
Utah Medical Products, Inc. 343 27,169
Varex Imaging Corp.* 3,332 64,208
Vicarious Surgical, Inc., Class
A* 4,621 1,859
Zimvie, Inc.* 2,445 42,739
Zynex, Inc.*(a) 1,462 17,310
6,209,205
Health Care Providers & Services 2.5%
23andMe Holding Co., Class
A*(a) 30,216 22,091
Common Stocks
Shares Value ($)
Health Care Providers & Services
Accolade, Inc.* 6,235 70,580
AdaptHealth Corp., Class A* 8,836 63,796
Addus HomeCare Corp.* 1,422 123,145
Agiliti, Inc.* 2,715 19,249
AirSculpt Technologies,
Inc.*(a) 871 6,323
Alignment Healthcare, Inc.* 7,996 53,573
AMN Healthcare Services,
Inc.* 3,494 258,591
Apollo Medical Holdings, Inc.* 3,865 134,309
Aveanna Healthcare Holdings,
Inc.*(a) 3,656 8,409
Brookdale Senior Living, Inc.* 16,233 88,795
Cano Health, Inc.*(a) 226 540
CareMax, Inc.*(a) 7,143 2,453
Castle Biosciences, Inc.* 2,030 46,852
Community Health Systems,
Inc.* 11,774 43,211
CorVel Corp.*(a) 777 182,859
Cross Country Healthcare,
Inc.* 2,937 62,411
DocGo, Inc.*(a) 7,107 26,296
Enhabit, Inc.* 4,095 41,319
Ensign Group, Inc. (The) 4,928 557,948
Fulgent Genetics, Inc.* 1,746 42,934
Guardant Health, Inc.* 10,044 220,265
HealthEquity, Inc.* 7,604 574,710
Hims & Hers Health, Inc.*(a) 10,726 92,029
InfuSystem Holdings, Inc.* 1,719 15,866
Innovage Holding Corp.*(a) 1,737 9,189
Invitae Corp.*(a) 22,450 8,756
Joint Corp. (The)* 1,297 12,659
LifeStance Health Group,
Inc.*(a) 10,043 60,057
ModivCare, Inc.* 1,124 44,701
National HealthCare Corp.(a) 1,102 102,530
National Research Corp. 1,173 46,216
NeoGenomics, Inc.* 11,394 169,201
OPKO Health, Inc.*(a) 34,212 34,896
Option Care Health, Inc.* 15,154 473,411
Owens & Minor, Inc.* 6,485 127,819
P3 Health Partners, Inc.* 2,825 3,418
Patterson Cos., Inc. 7,758 231,654
Pediatrix Medical Group,
Inc.*(a) 7,793 72,943
Pennant Group, Inc. (The)* 2,429 36,459
PetIQ, Inc., Class A* 2,580 46,363
Privia Health Group, Inc.* 10,143 204,483
Progyny, Inc.* 7,086 269,906
Quipt Home Medical Corp.* 3,819 17,949
RadNet, Inc.* 5,490 202,965
Select Medical Holdings Corp. 9,496 246,801
Surgery Partners, Inc.* 6,721 206,268
US Physical Therapy, Inc. 1,341 123,721
Viemed Healthcare, Inc.* 3,230 26,228
5,537,147
Health Care REITs 0.6%
CareTrust REIT, Inc. 8,906 186,314
Community Healthcare Trust,
Inc. 2,417 61,851
Diversified Healthcare Trust 20,523 58,901

Nationwide Small Cap Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Health Care REITs
Global Medical REIT, Inc. 5,727 57,900
LTC Properties, Inc. 3,708 115,578
National Health Investors, Inc. 3,827 203,520
Physicians Realty Trust 21,932 268,448
Sabra Health Care REIT, Inc. 20,839 277,992
Universal Health Realty
Income Trust 1,227 48,847
1,279,351
Health Care Technology 0.4%
American Well Corp., Class A* 22,693 23,828
Computer Programs &
Systems, Inc.* 1,315 13,321
Definitive Healthcare Corp.,
Class A*(a) 4,272 36,312
Evolent Health, Inc., Class A* 9,949 292,600
Health Catalyst, Inc.* 4,913 48,000
HealthStream, Inc. 2,210 58,830
Multiplan Corp.*(a) 34,721 35,068
OptimizeRx Corp.* 1,191 16,817
Phreesia, Inc.* 4,710 120,011
Schrodinger, Inc.*(a) 4,879 129,050
Sharecare, Inc.*(a) 29,319 33,130
Simulations Plus, Inc.(a) 1,445 54,766
Veradigm, Inc.*(a) 9,294 84,854
946,587
Hotel & Resort REITs 0.9%
Apple Hospitality REIT, Inc. 19,504 313,234
Braemar Hotels & Resorts, Inc. 4,882 11,131
Chatham Lodging Trust 4,365 45,833
DiamondRock Hospitality Co. 19,366 177,005
Pebblebrook Hotel Trust 10,946 166,598
RLJ Lodging Trust 14,186 164,274
Ryman Hospitality Properties,
Inc. 5,321 584,778
Service Properties Trust 14,676 113,445
Summit Hotel Properties, Inc. 9,803 63,523
Sunstone Hotel Investors, Inc. 18,762 200,191
Xenia Hotels & Resorts, Inc. 10,133 135,073
1,975,085
Hotels, Restaurants & Leisure 2.2%
Accel Entertainment, Inc.,
Class A* 4,806 49,262
Bally's Corp.* 2,772 31,213
Biglari Holdings, Inc., Class B* 64 9,899
BJ's Restaurants, Inc.* 2,094 72,473
Bloomin' Brands, Inc.(a) 8,001 212,987
Bowlero Corp., Class A*(a) 1,535 16,593
Brinker International, Inc.* 3,904 167,052
Carrols Restaurant Group, Inc. 3,478 32,693
Century Casinos, Inc.* 2,834 9,834
Cheesecake Factory, Inc.
(The)(a) 4,311 148,169
Chuy's Holdings, Inc.* 1,577 53,318
Cracker Barrel Old Country
Store, Inc.(a) 1,995 154,313
Dave & Buster's
Entertainment, Inc.* 3,345 179,058
Denny's Corp.* 4,714 50,110
Dine Brands Global, Inc. 1,471 68,622
El Pollo Loco Holdings, Inc.* 2,709 25,085
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Empire Resorts, Inc.*∞ 618 0
Everi Holdings, Inc.* 7,648 79,616
First Watch Restaurant Group,
Inc.*(a) 1,918 41,160
Full House Resorts, Inc.* 3,100 14,632
Global Business Travel Group
I*(a) 3,054 17,683
Golden Entertainment, Inc. 1,845 70,811
Hilton Grand Vacations, Inc.* 7,223 301,199
Inspired Entertainment, Inc.* 1,870 17,167
International Game
Technology plc 9,843 255,524
Jack in the Box, Inc. 1,896 147,831
Krispy Kreme, Inc.(a) 7,842 104,220
Kura Sushi USA, Inc., Class
A*(a) 552 54,168
Life Time Group Holdings,
Inc.*(a) 4,057 53,958
Light & Wonder, Inc.* 8,271 664,823
Lindblad Expeditions Holdings,
Inc.* 3,420 31,601
Monarch Casino & Resort, Inc. 1,225 84,439
Mondee Holdings, Inc., Class
A*(a) 4,296 10,031
Nathan's Famous, Inc. 267 19,050
Noodles & Co., Class A* 3,955 10,046
ONE Group Hospitality, Inc.
(The)* 1,852 8,149
Papa John's International, Inc.
(a) 3,053 224,334
PlayAGS, Inc.* 3,495 30,441
Portillo's, Inc., Class A* 4,021 55,249
Potbelly Corp.* 1,737 21,852
RCI Hospitality Holdings, Inc. 762 47,061
Red Robin Gourmet Burgers,
Inc.*(a) 1,502 15,290
Red Rock Resorts, Inc., Class
A(a) 4,344 237,530
Rush Street Interactive, Inc.* 5,505 28,681
Sabre Corp.* 30,405 124,661
SeaWorld Entertainment, Inc.* 3,275 161,785
Shake Shack, Inc., Class A* 3,431 259,246
Six Flags Entertainment Corp.* 6,548 165,075
Super Group SGHC Ltd.* 10,684 33,441
Sweetgreen, Inc., Class A* 8,789 93,867
Target Hospitality Corp.* 2,265 21,903
Xponential Fitness, Inc., Class
A* 2,339 25,869
4,813,074
Household Durables 2.4%
Beazer Homes USA, Inc.* 2,713 86,138
Cavco Industries, Inc.*(a) 793 263,213
Century Communities, Inc. 2,584 224,033
Cricut, Inc., Class A 4,527 23,721
Dream Finders Homes, Inc.,
Class A* 2,293 75,371
Ethan Allen Interiors, Inc. 2,056 59,891
GoPro, Inc., Class A* 12,312 36,690
Green Brick Partners, Inc.* 2,272 118,530
Helen of Troy Ltd.*(a) 2,126 243,427
Hooker Furnishings Corp. 1,040 24,003

84 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Household Durables
Hovnanian Enterprises, Inc.,
Class A* 430 72,657
Installed Building Products,
Inc.(a) 2,133 415,615
iRobot Corp.*(a) 2,486 33,810
KB Home 6,442 383,879
Landsea Homes Corp.* 1,781 22,423
La-Z-Boy, Inc. 3,859 134,332
Legacy Housing Corp.* 895 21,149
LGI Homes, Inc.* 1,881 221,977
Lovesac Co. (The)* 1,259 29,158
M/I Homes, Inc.* 2,457 313,071
MDC Holdings, Inc. 5,361 335,491
Meritage Homes Corp. 3,272 541,876
Purple Innovation, Inc., Class
A(a) 5,433 5,542
Skyline Champion Corp.* 4,811 329,457
Snap One Holdings Corp.*(a) 1,826 14,425
Sonos, Inc.* 11,556 180,042
Taylor Morrison Home Corp.,
Class A* 9,475 494,027
Traeger, Inc.* 3,642 7,976
Tri Pointe Homes, Inc.* 8,661 299,064
United Homes Group, Inc.*(a) 642 4,828
Vizio Holding Corp., Class A* 6,901 48,307
VOXX International Corp.,
Class A*(a) 611 5,102
Worthington Enterprises, Inc.
(a) 2,772 158,115
5,227,340
Household Products 0.3%
Central Garden & Pet Co.*(a) 924 43,336
Central Garden & Pet Co.,
Class A* 3,394 140,104
Energizer Holdings, Inc. 6,388 201,989
Oil-Dri Corp. of America 465 30,206
WD-40 Co.(a) 1,222 316,473
732,108
Independent Power and Renewable Electricity Producers
0.2%
Altus Power, Inc., Class A* 6,048 32,599
Montauk Renewables, Inc.* 5,920 40,907
Ormat Technologies, Inc.(a) 4,884 315,897
Sunnova Energy International,
Inc.*(a) 9,323 98,078
487,481
Industrial Conglomerates 0.0%
†
Brookfield Business Corp.,
Class A(a) 2,500 57,425
Industrial REITs 0.5%
Innovative Industrial
Properties, Inc. 2,516 234,567
LXP Industrial Trust 26,019 236,513
Plymouth Industrial REIT, Inc. 4,066 90,021
Terreno Realty Corp. 7,566 451,917
1,013,018
Insurance 1.8%
Ambac Financial Group, Inc.* 4,156 67,535
Common Stocks
Shares Value ($)
Insurance
American Coastal Insurance
Corp.*(a) 1,856 21,474
American Equity Investment
Life Holding Co.* 7,128 393,537
AMERISAFE, Inc. 1,695 84,479
BRP Group, Inc., Class A*(a) 5,556 124,677
CNO Financial Group, Inc. 10,235 278,187
Crawford & Co., Class A 1,051 12,759
Donegal Group, Inc., Class A 1,421 21,329
eHealth, Inc.* 2,314 15,735
Employers Holdings, Inc. 2,066 86,194
Enstar Group Ltd.* 1,083 289,042
F&G Annuities & Life, Inc. 1,773 79,501
Fidelis Insurance Holdings
Ltd.* 1,400 18,228
Genworth Financial, Inc.,
Class A* 41,555 256,394
GoHealth, Inc., Class A*(a) 371 4,382
Goosehead Insurance, Inc.,
Class A* 1,952 150,694
Greenlight Capital Re Ltd.,
Class A* 2,258 25,764
HCI Group, Inc.(a) 550 49,319
Hippo Holdings, Inc.* 992 9,176
Horace Mann Educators Corp. 3,716 136,860
Investors Title Co. 93 15,554
James River Group Holdings
Ltd. 2,974 28,461
Kingsway Financial Services,
Inc.*(a) 1,007 8,831
Lemonade, Inc.*(a) 4,330 68,501
Maiden Holdings Ltd.*(a) 8,591 15,120
MBIA, Inc. 3,927 23,876
Mercury General Corp. 2,368 94,838
National Western Life Group,
Inc., Class A 206 99,704
NI Holdings, Inc.* 857 11,450
Oscar Health, Inc., Class A* 13,735 171,962
Palomar Holdings, Inc.* 2,192 131,235
ProAssurance Corp. 4,993 67,206
Safety Insurance Group, Inc. 1,191 99,222
Selective Insurance Group,
Inc. 5,480 574,633
Selectquote, Inc.* 12,915 14,336
SiriusPoint Ltd.* 6,398 75,496
Skyward Specialty Insurance
Group, Inc.*(a) 2,156 67,052
Stewart Information Services
Corp. 2,529 155,938
Tiptree, Inc., Class A 2,112 39,980
Trupanion, Inc.*(a) 3,527 95,934
United Fire Group, Inc. 1,888 42,310
Universal Insurance Holdings,
Inc. 2,267 37,678
4,064,583
Interactive Media & Services 0.7%
Bumble, Inc., Class A* 9,311 127,747
Cargurus, Inc., Class A*(a) 8,862 205,953
Cars.com, Inc.* 6,182 107,752
DHI Group, Inc.* 3,527 8,077
Eventbrite, Inc., Class A* 7,312 61,201

Nationwide Small Cap Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Interactive Media & Services
EverQuote, Inc., Class A* 1,856 23,441
fuboTV, Inc.*(a) 26,340 65,587
Grindr, Inc.*(a) 3,084 26,769
MediaAlpha, Inc., Class A* 1,872 23,868
Nextdoor Holdings, Inc.* 13,774 20,936
Outbrain, Inc.* 3,099 12,179
QuinStreet, Inc.* 4,917 62,298
Shutterstock, Inc. 2,194 103,052
System1, Inc.*(a) 2,344 4,219
TrueCar, Inc.* 8,503 30,101
Vimeo, Inc.* 12,941 51,376
Yelp, Inc., Class A* 5,987 261,812
Ziff Davis, Inc.* 4,232 285,237
ZipRecruiter, Inc., Class A* 6,080 84,634
1,566,239
IT Services 0.5%
Applied Digital Corp.*(a) 6,614 33,996
BigBear.ai Holdings, Inc.*(a) 2,606 4,222
BigCommerce Holdings, Inc.,
Series 1* 5,937 48,565
Brightcove, Inc.* 4,060 9,297
Couchbase, Inc.* 3,233 80,825
DigitalOcean Holdings, Inc.*(a) 5,723 192,980
Fastly, Inc., Class A* 10,990 221,119
Grid Dynamics Holdings, Inc.* 5,288 69,008
Hackett Group, Inc. (The) 2,220 51,326
Information Services Group,
Inc. 2,880 12,730
Perficient, Inc.*(a) 3,131 213,315
Rackspace Technology,
Inc.*(a) 4,830 8,114
Squarespace, Inc., Class A* 4,667 144,677
Thoughtworks Holding, Inc.* 8,762 41,006
Tucows, Inc., Class A*(a) 959 22,172
Unisys Corp.* 6,278 42,314
1,195,666
Leisure Products 0.4%
Acushnet Holdings Corp.(a) 2,735 173,235
AMMO, Inc.*(a) 8,211 17,818
Clarus Corp. 2,530 14,978
Escalade, Inc.(a) 942 15,128
Funko, Inc., Class A*(a) 3,050 21,563
JAKKS Pacific, Inc.* 684 21,450
Johnson Outdoors, Inc., Class
A 496 22,201
Latham Group, Inc.* 4,039 10,219
Malibu Boats, Inc., Class A*(a) 1,780 74,315
Marine Products Corp. 694 7,086
MasterCraft Boat Holdings,
Inc.* 1,622 31,418
Smith & Wesson Brands, Inc. 4,217 55,074
Solo Brands, Inc., Class A*(a) 2,035 5,678
Sturm Ruger & Co., Inc. 1,573 68,677
Topgolf Callaway Brands
Corp.*(a) 12,995 171,144
Vista Outdoor, Inc.* 5,237 147,003
856,987
Life Sciences Tools & Services 0.3%
Adaptive Biotechnologies
Corp.*(a) 10,374 38,072
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Akoya Biosciences, Inc.* 1,283 6,518
BioLife Solutions, Inc.* 2,906 49,402
Codexis, Inc.* 5,840 15,359
CryoPort, Inc.* 3,757 54,514
Cytek Biosciences, Inc.*(a) 11,127 84,009
Harvard Bioscience, Inc.* 3,702 16,289
MaxCyte, Inc.* 7,216 36,729
Mesa Laboratories, Inc. 478 43,794
NanoString Technologies,
Inc.*(a) 4,336 1,785
Nautilus Biotechnology, Inc.,
Class A* 4,017 11,167
OmniAb, Inc.* 7,732 44,846
OmniAb, Inc.*^∞ 1,082 0
Pacific Biosciences of
California, Inc.* 22,948 149,391
Quanterix Corp.* 3,133 69,208
Quantum-Si, Inc.*(a) 8,046 12,552
Seer, Inc., Class A* 5,351 9,204
642,839
Machinery 3.5%
374Water, Inc.*(a) 5,604 6,725
3D Systems Corp.* 12,081 57,868
Alamo Group, Inc. 922 195,722
Albany International Corp.,
Class A 2,842 252,682
Astec Industries, Inc. 2,029 72,232
Barnes Group, Inc. 4,491 148,697
Blue Bird Corp.* 2,311 67,319
Chart Industries, Inc.* 3,865 451,123
Columbus McKinnon Corp. 2,655 103,731
Commercial Vehicle Group,
Inc.* 3,040 19,730
Desktop Metal, Inc., Class
A*(a) 27,186 17,636
Douglas Dynamics, Inc. 1,905 47,911
Energy Recovery, Inc.* 5,121 79,427
Enerpac Tool Group Corp.,
Class A 4,868 152,028
Enpro, Inc. 1,913 285,764
ESCO Technologies, Inc. 2,312 235,523
Federal Signal Corp. 5,413 416,693
Franklin Electric Co., Inc.(a) 4,175 393,536
Gencor Industries, Inc.*(a) 997 15,553
Gorman-Rupp Co. (The) 2,152 71,855
Greenbrier Cos., Inc. (The) 2,806 127,561
Helios Technologies, Inc.(a) 3,048 125,760
Hillenbrand, Inc. 6,406 298,327
Hillman Solutions Corp.* 17,767 156,172
Hyliion Holdings Corp.*(a) 13,719 14,405
Hyster-Yale Materials
Handling, Inc. 1,034 67,954
John Bean Technologies Corp.
(a) 2,861 282,552
Kadant, Inc. 1,043 298,298
Kennametal, Inc. 7,394 181,301
Lindsay Corp. 974 126,727
Luxfer Holdings plc 2,050 16,872
Manitowoc Co., Inc. (The)* 3,253 52,373
Mayville Engineering Co., Inc.* 1,045 13,261
Microvast Holdings, Inc.*(a) 19,525 18,314

86 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
Miller Industries, Inc. 1,051 42,303
Mueller Industries, Inc. 10,204 489,792
Mueller Water Products, Inc.,
Class A 14,108 193,421
Nikola Corp.*(a) 56,187 41,989
Omega Flex, Inc. 304 21,207
Park-Ohio Holdings Corp. 794 19,644
Proto Labs, Inc.* 2,281 82,321
REV Group, Inc. 3,063 59,790
Shyft Group, Inc. (The) 2,780 30,107
SPX Technologies, Inc.* 4,014 403,969
Standex International Corp. 1,081 159,620
Tennant Co. 1,685 159,266
Terex Corp.(a) 6,027 370,239
Titan International, Inc.* 4,784 70,612
Trinity Industries, Inc. 7,190 180,757
Velo3D, Inc.*(a) 9,504 2,979
Wabash National Corp.(a) 4,071 102,996
Watts Water Technologies,
Inc., Class A(a) 2,463 487,699
7,790,343
Marine Transportation 0.3%
Costamare, Inc. 4,375 46,856
Eagle Bulk Shipping, Inc.(a) 878 48,404
Genco Shipping & Trading Ltd. 3,572 62,653
Golden Ocean Group Ltd.(a) 11,113 117,465
Himalaya Shipping Ltd.* 2,141 13,938
Matson, Inc. 3,174 355,583
Pangaea Logistics Solutions
Ltd. 3,447 32,126
Safe Bulkers, Inc. 5,998 24,232
701,257
Media 0.7%
Advantage Solutions, Inc.*(a) 7,239 29,173
AMC Networks, Inc., Class
A*(a) 2,690 48,662
Boston Omaha Corp., Class A* 2,239 34,682
Cardlytics, Inc.* 3,087 23,585
Clear Channel Outdoor
Holdings, Inc.* 34,415 59,194
Daily Journal Corp.* 125 40,165
Emerald Holding, Inc.* 1,555 9,548
Entravision Communications
Corp., Class A 5,926 23,882
EW Scripps Co. (The), Class
A*(a) 4,952 39,467
Gambling.com Group Ltd.*(a) 983 8,994
Gannett Co., Inc.* 13,690 33,814
Gray Television, Inc. 7,472 71,358
iHeartMedia, Inc., Class A* 9,650 26,151
Integral Ad Science Holding
Corp.* 4,434 64,515
John Wiley & Sons, Inc., Class
A 3,328 112,620
Magnite, Inc.* 12,499 110,616
PubMatic, Inc., Class A* 3,570 54,193
Scholastic Corp. 2,342 90,026
Sinclair, Inc.(a) 2,719 42,688
Stagwell, Inc., Class A*(a) 7,354 47,948
TechTarget, Inc.* 2,243 76,643
TEGNA, Inc. 18,417 287,121
Common Stocks
Shares Value ($)
Media
Thryv Holdings, Inc.* 2,934 59,971
Townsquare Media, Inc., Class
A 1,105 11,868
Urban One, Inc.* 479 1,724
Urban One, Inc., Class A* 401 1,468
WideOpenWest, Inc.* 4,967 18,428
1,428,504
Metals & Mining 1.8%
5E Advanced Materials,
Inc.*(a) 3,697 5,250
Alpha Metallurgical Resources,
Inc. 1,038 414,411
Arch Resources, Inc. 1,605 284,021
ATI, Inc.* 11,566 472,702
Caledonia Mining Corp. plc 1,553 16,633
Carpenter Technology Corp. 4,443 273,644
Century Aluminum Co.* 4,849 54,066
Coeur Mining, Inc.* 30,254 81,383
Commercial Metals Co. 10,580 552,488
Compass Minerals
International, Inc. 3,168 71,248
Constellium SE, Class A* 11,629 218,044
Contango ORE, Inc.*(a) 670 11,035
Dakota Gold Corp.* 4,450 9,345
Haynes International, Inc. 1,106 61,571
Hecla Mining Co. 55,464 211,318
i-80 Gold Corp.* 18,281 29,250
Ivanhoe Electric, Inc.*(a) 5,924 49,525
Kaiser Aluminum Corp. 1,397 90,665
Materion Corp.(a) 1,853 216,745
Novagold Resources, Inc.* 21,893 56,046
Olympic Steel, Inc. 906 61,228
Perpetua Resources Corp.* 3,574 10,222
Piedmont Lithium, Inc.*(a) 1,680 25,670
Ramaco Resources, Inc.,
Class A(a) 2,161 40,800
Ramaco Resources, Inc.,
Class B 446 5,628
Ryerson Holding Corp. 2,618 89,850
Schnitzer Steel Industries,
Inc., Class A 2,434 64,087
SunCoke Energy, Inc. 7,277 74,589
TimkenSteel Corp.* 3,772 77,515
Tredegar Corp. 2,642 12,497
Warrior Met Coal, Inc. 4,601 295,246
Worthington Steel, Inc.* 2,772 83,021
4,019,743
Mortgage Real Estate Investment Trusts (REITs) 1.1%
AFC Gamma, Inc. 1,587 18,504
Angel Oak Mortgage REIT, Inc. 641 6,840
Apollo Commercial Real
Estate Finance, Inc. 13,304 148,473
Arbor Realty Trust, Inc. 15,526 206,496
Ares Commercial Real Estate
Corp. 4,706 44,754
ARMOUR Residential REIT,
Inc. 4,554 86,754
Blackstone Mortgage Trust,
Inc., Class A 15,383 303,660
BrightSpire Capital, Inc., Class
A 12,198 87,216

Nationwide Small Cap Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Chicago Atlantic Real Estate
Finance, Inc. 1,549 24,583
Chimera Investment Corp. 20,489 98,347
Claros Mortgage Trust, Inc. 8,350 98,029
Dynex Capital, Inc. 5,118 62,644
Ellington Financial, Inc. 6,897 84,212
Franklin BSP Realty Trust, Inc. 7,404 94,919
Granite Point Mortgage Trust,
Inc. 4,847 27,192
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 9,669 230,026
Invesco Mortgage Capital, Inc. 3,972 34,993
KKR Real Estate Finance
Trust, Inc. 5,503 67,357
Ladder Capital Corp., Class A 10,079 110,164
MFA Financial, Inc. 9,109 100,837
New York Mortgage Trust, Inc. 8,611 67,510
Nexpoint Real Estate Finance,
Inc. 595 8,669
Orchid Island Capital, Inc. 4,899 39,094
PennyMac Mortgage
Investment Trust 8,213 117,774
Ready Capital Corp. 14,536 136,202
Redwood Trust, Inc. 9,903 66,449
TPG RE Finance Trust, Inc. 5,816 35,419
Two Harbors Investment Corp. 8,834 110,072
2,517,189
Multi-Utilities 0.4%
Avista Corp. 6,834 232,424
Black Hills Corp. 6,021 311,647
Northwestern Energy Group,
Inc. 5,705 274,525
Unitil Corp. 1,356 64,437
883,033
Office REITs 0.7%
Brandywine Realty Trust 16,082 76,229
City Office REIT, Inc. 3,848 20,202
COPT Defense Properties 10,239 241,231
Douglas Emmett, Inc. 8,374 113,468
Easterly Government
Properties, Inc., Class A 8,777 107,781
Equity Commonwealth 9,080 173,519
Hudson Pacific Properties, Inc. 12,917 105,790
JBG SMITH Properties 9,246 147,936
Office Properties Income Trust 4,572 16,779
Orion Office REIT, Inc. 5,993 30,804
Paramount Group, Inc. 17,693 84,042
Peakstone Realty Trust 2,998 43,411
Piedmont Office Realty Trust,
Inc., Class A 10,929 74,317
Postal Realty Trust, Inc., Class
A 1,588 22,391
SL Green Realty Corp. 5,278 237,246
1,495,146
Oil, Gas & Consumable Fuels 4.6%
Amplify Energy Corp.*(a) 3,022 18,495
Ardmore Shipping Corp. 3,769 62,452
Berry Corp. 6,941 46,574
California Resources Corp. 6,378 304,103
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Callon Petroleum Co.* 5,647 181,382
Centrus Energy Corp., Class
A* 1,140 57,251
Chord Energy Corp. 3,799 584,134
Civitas Resources, Inc. 7,354 476,613
Clean Energy Fuels Corp.* 16,347 48,224
CNX Resources Corp.* 14,323 289,325
Comstock Resources, Inc.(a) 7,757 60,582
CONSOL Energy, Inc. 2,735 258,731
Crescent Energy Co., Class
A(a) 6,905 76,300
CVR Energy, Inc. 3,042 102,607
Delek US Holdings, Inc. 5,994 162,018
DHT Holdings, Inc. 12,616 140,290
Dorian LPG Ltd.(a) 3,137 117,449
Empire Petroleum Corp.*(a) 977 6,526
Encore Energy Corp.*(a) 13,400 61,774
Energy Fuels, Inc.*(a) 14,548 109,837
Enviva, Inc.(a) 2,963 1,298
Equitrans Midstream Corp. 39,366 401,140
Evolution Petroleum Corp. 2,985 16,746
Excelerate Energy, Inc., Class
A 1,292 19,793
FLEX LNG Ltd. 2,619 78,491
FutureFuel Corp. 2,709 15,441
Gevo, Inc.*(a) 24,450 22,831
Golar LNG Ltd. 9,090 198,253
Granite Ridge Resources, Inc.
(a) 2,459 13,475
Green Plains, Inc.*(a) 3,466 71,850
Gulfport Energy Corp.* 1,022 129,692
Hallador Energy Co.* 2,162 18,442
HighPeak Energy, Inc.(a) 1,081 14,756
International Seaways, Inc. 3,581 192,085
Kinetik Holdings, Inc., Class
A(a) 1,598 51,967
Kosmos Energy Ltd.* 41,772 253,138
Magnolia Oil & Gas Corp.,
Class A(a) 16,078 331,528
Matador Resources Co. 10,339 567,508
Murphy Oil Corp. 13,591 525,972
NACCO Industries, Inc., Class
A 402 14,585
NextDecade Corp.* 7,065 35,961
Nordic American Tankers Ltd. 18,361 81,707
Northern Oil and Gas, Inc. 8,092 271,082
Overseas Shipholding Group,
Inc., Class A 5,462 33,318
Par Pacific Holdings, Inc.* 5,052 184,853
PBF Energy, Inc., Class A 10,107 510,505
Peabody Energy Corp. 10,207 272,527
Permian Resources Corp.,
Class A 35,278 475,547
PrimeEnergy Resources
Corp.* 71 6,830
REX American Resources
Corp.* 1,431 59,229
Riley Exploration Permian, Inc. 807 17,932
Ring Energy, Inc.*(a) 9,352 12,999
SandRidge Energy, Inc.(a) 1,979 28,893
Scorpio Tankers, Inc. 4,258 301,041
SFL Corp. Ltd. 10,456 127,250

88 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
SilverBow Resources, Inc.* 1,918 50,942
Sitio Royalties Corp., Class
A(a) 7,411 158,077
SM Energy Co. 10,724 397,646
Talos Energy, Inc.* 12,104 156,989
Teekay Corp.* 5,759 51,773
Teekay Tankers Ltd., Class A 2,154 134,733
Tellurian, Inc.*(a) 47,968 24,032
Uranium Energy Corp.*(a) 34,610 264,420
VAALCO Energy, Inc. 10,190 43,409
Vertex Energy, Inc.*(a) 6,390 9,329
Vital Energy, Inc.*(a) 2,145 94,015
Vitesse Energy, Inc.(a) 2,373 49,857
W&T Offshore, Inc.(a) 9,007 27,381
World Kinect Corp. 5,447 122,939
10,108,874
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 1,392 45,894
Glatfelter Corp.* 4,694 6,806
Sylvamo Corp. 3,201 148,623
201,323
Passenger Airlines 0.4%
Allegiant Travel Co. 1,394 109,289
Blade Air Mobility, Inc.*(a) 5,011 14,933
Frontier Group Holdings,
Inc.*(a) 3,702 18,029
Hawaiian Holdings, Inc.* 4,651 66,277
JetBlue Airways Corp.* 31,314 166,277
Joby Aviation, Inc.*(a) 25,271 137,980
SkyWest, Inc.* 3,709 197,541
Spirit Airlines, Inc.(a) 9,782 61,529
Sun Country Airlines Holdings,
Inc.* 3,113 42,368
814,223
Personal Care Products 1.0%
Beauty Health Co. (The)*(a) 7,616 22,315
BellRing Brands, Inc.* 11,943 660,089
Edgewell Personal Care Co. 4,619 171,134
elf Beauty, Inc.* 4,872 777,230
Herbalife Ltd.*(a) 9,161 110,390
Inter Parfums, Inc. 1,666 231,824
Medifast, Inc.(a) 909 49,677
Nature's Sunshine Products,
Inc.* 1,134 19,743
Nu Skin Enterprises, Inc.,
Class A(a) 4,502 83,557
USANA Health Sciences, Inc.* 1,073 50,238
Waldencast plc, Class A* 3,222 22,715
2,198,912
Pharmaceuticals 1.8%
Aclaris Therapeutics, Inc.*(a) 6,353 7,369
Amneal Pharmaceuticals,
Inc.*(a) 10,459 55,956
Amphastar Pharmaceuticals,
Inc.*(a) 3,420 182,491
Amylyx Pharmaceuticals, Inc.* 4,519 72,304
ANI Pharmaceuticals, Inc.* 1,332 74,352
Arvinas, Inc.*(a) 4,407 182,890
Assertio Holdings, Inc.*(a) 8,400 7,414
Atea Pharmaceuticals, Inc.* 7,410 30,826
Common Stocks
Shares Value ($)
Pharmaceuticals
Axsome Therapeutics, Inc.*(a) 3,185 286,745
Biote Corp., Class A*(a) 1,325 5,022
Bright Green Corp.* 7,756 1,548
Cara Therapeutics, Inc.* 4,282 2,422
Cassava Sciences, Inc.*(a) 3,495 83,705
Citius Pharmaceuticals,
Inc.*(a) 11,629 7,222
Collegium Pharmaceutical,
Inc.*(a) 3,038 100,132
Corcept Therapeutics, Inc.* 7,396 156,056
CorMedix, Inc.*(a) 4,222 12,455
Cymabay Therapeutics,
Inc.*(a) 10,073 236,816
Edgewise Therapeutics, Inc.* 3,852 68,681
Enliven Therapeutics, Inc.*(a) 2,209 34,681
Evolus, Inc.* 3,918 49,719
Eyenovia, Inc.*(a) 2,721 4,952
EyePoint Pharmaceuticals,
Inc.* 2,388 64,309
Harmony Biosciences
Holdings, Inc.* 2,878 90,772
Harrow, Inc.* 2,461 23,453
Ikena Oncology, Inc.* 2,012 2,696
Innoviva, Inc.*(a) 5,283 85,585
Intra-Cellular Therapies, Inc.* 8,464 569,966
Ligand Pharmaceuticals, Inc.* 1,578 115,352
Liquidia Corp.*(a) 4,270 54,571
Longboard Pharmaceuticals,
Inc.* 1,474 31,308
Marinus Pharmaceuticals,
Inc.*(a) 4,715 45,924
Neumora Therapeutics,
Inc.*(a) 1,333 19,862
NGM Biopharmaceuticals,
Inc.* 3,797 5,809
Nuvation Bio, Inc.* 14,237 23,064
Ocular Therapeutix, Inc.* 7,507 36,484
Omeros Corp.*(a) 5,761 18,666
Optinose, Inc.*(a) 6,899 8,693
Pacira BioSciences, Inc.* 4,234 137,986
Phathom Pharmaceuticals,
Inc.*(a) 3,036 20,341
Phibro Animal Health Corp.,
Class A 2,135 23,079
Pliant Therapeutics, Inc.*(a) 4,974 89,134
Prestige Consumer
Healthcare, Inc.* 4,485 276,007
Revance Therapeutics, Inc.* 7,770 39,083
Scilex Holding Co.* 6,009 9,855
scPharmaceuticals, Inc.*(a) 2,733 13,392
SIGA Technologies, Inc.(a) 4,443 21,682
Supernus Pharmaceuticals,
Inc.* 4,399 121,764
Taro Pharmaceutical Industries
Ltd.* 774 33,321
Tarsus Pharmaceuticals,
Inc.*(a) 2,612 71,151
Terns Pharmaceuticals, Inc.* 4,055 21,005
Theravance Biopharma,
Inc.*(a) 4,475 42,423

Nationwide Small Cap Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Pharmaceuticals
Theseus Pharmaceuticals,
Inc.* 1,731 7,028
Third Harmonic Bio, Inc.*(a) 1,819 15,771
Trevi Therapeutics, Inc.* 3,939 5,593
Ventyx Biosciences, Inc.* 4,428 9,343
Verrica Pharmaceuticals,
Inc.*(a) 1,975 11,159
WaVe Life Sciences Ltd.* 5,595 24,170
Xeris Biopharma Holdings,
Inc.*(a) 11,522 28,344
Zevra Therapeutics, Inc.*(a) 3,282 19,003
3,900,906
Professional Services 2.5%
Alight, Inc., Class A* 37,066 330,629
ASGN, Inc.* 4,303 399,404
Asure Software, Inc.* 1,830 16,177
Barrett Business Services, Inc. 597 67,025
BlackSky Technology, Inc.,
Class A*(a) 11,187 14,208
CBIZ, Inc.* 4,378 278,703
Conduent, Inc.* 16,082 57,895
CRA International, Inc. 615 65,953
CSG Systems International,
Inc.(a) 2,911 146,452
ExlService Holdings, Inc.*(a) 14,591 456,406
Exponent, Inc. 4,527 399,236
First Advantage Corp.(a) 4,905 80,295
FiscalNote Holdings, Inc.*(a) 5,892 7,306
Forrester Research, Inc.* 1,137 28,971
Franklin Covey Co.* 1,042 42,139
Heidrick & Struggles
International, Inc. 1,849 55,415
HireQuest, Inc.(a) 507 6,743
HireRight Holdings Corp.* 1,409 17,472
Huron Consulting Group, Inc.* 1,705 176,519
IBEX Holdings Ltd.* 772 13,911
ICF International, Inc. 1,737 241,513
Innodata, Inc.*(a) 2,387 24,753
Insperity, Inc. 3,217 368,958
Kelly Services, Inc., Class A 2,865 58,876
Kforce, Inc. 1,729 118,177
Korn Ferry 4,766 279,621
Legalzoom.com, Inc.* 10,826 111,616
Maximus, Inc. 5,495 445,754
Mistras Group, Inc.* 1,971 15,315
NV5 Global, Inc.* 1,253 131,427
Planet Labs PBC*(a) 14,881 33,631
Resources Connection, Inc.(a) 2,989 40,232
Skillsoft Corp.*(a) 349 4,893
Sterling Check Corp.*(a) 2,931 39,979
TriNet Group, Inc.*(a) 2,896 329,275
TrueBlue, Inc.* 2,537 34,960
TTEC Holdings, Inc. 1,893 38,579
Upwork, Inc.* 11,320 155,197
Verra Mobility Corp., Class A* 12,534 299,688
Willdan Group, Inc.* 1,086 20,786
5,454,089
Real Estate Management & Development 0.8%
American Realty Investors,
Inc.* 278 6,119
Anywhere Real Estate, Inc.* 9,989 71,122
Common Stocks
Shares Value ($)
Real Estate Management & Development
Compass, Inc., Class A*(a) 26,321 90,544
Cushman & Wakefield plc* 14,864 156,369
DigitalBridge Group, Inc. 14,831 291,281
Douglas Elliman, Inc. 7,243 15,645
eXp World Holdings, Inc.(a) 6,547 81,052
Forestar Group, Inc.* 1,529 47,797
FRP Holdings, Inc.* 633 36,777
Kennedy-Wilson Holdings, Inc. 11,135 116,361
Marcus & Millichap, Inc.(a) 2,111 80,408
Maui Land & Pineapple Co.,
Inc.* 714 14,137
Newmark Group, Inc., Class A 12,473 126,601
Opendoor Technologies, Inc.* 51,031 174,526
RE/MAX Holdings, Inc., Class
A 1,632 17,511
Redfin Corp.*(a) 10,013 81,706
RMR Group, Inc. (The), Class
A 1,446 37,726
St Joe Co. (The) 3,114 171,893
Star Holdings* 1,243 14,406
Stratus Properties, Inc.* 455 10,465
Tejon Ranch Co.* 1,700 26,826
Transcontinental Realty
Investors, Inc.* 160 6,357
1,675,629
Residential REITs 0.4%
Apartment Investment and
Management Co., Class A* 13,214 98,180
BRT Apartments Corp. 1,127 18,934
Centerspace 1,382 75,678
Clipper Realty, Inc. 1,519 7,686
Elme Communities 8,026 116,216
Independence Realty Trust,
Inc. 20,625 302,981
NexPoint Residential Trust,
Inc. 2,113 64,552
UMH Properties, Inc. 5,133 77,560
Veris Residential, Inc. 7,062 107,696
869,483
Retail REITs 1.2%
Acadia Realty Trust 8,522 145,385
Alexander's, Inc. 191 41,980
CBL & Associates Properties,
Inc. 2,306 53,914
Getty Realty Corp. 4,245 117,417
InvenTrust Properties Corp. 6,382 158,465
Kite Realty Group Trust 19,819 424,127
Macerich Co. (The) 19,741 311,710
NETSTREIT Corp. 6,207 112,781
Phillips Edison & Co., Inc. 10,716 371,952
Retail Opportunity Investments
Corp. 11,218 152,453
Saul Centers, Inc. 1,049 40,135
SITE Centers Corp. 17,433 232,207
Tanger, Inc. 9,143 245,947
Urban Edge Properties 10,511 181,525
Whitestone REIT 4,399 56,835
2,646,833
Semiconductors & Semiconductor Equipment 3.1%
ACM Research, Inc., Class A* 4,310 74,218

90 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Aehr Test Systems*(a) 2,448 36,353
Alpha & Omega
Semiconductor Ltd.* 2,256 57,889
Ambarella, Inc.* 3,440 180,806
Amkor Technology, Inc. 10,132 320,779
Atomera, Inc.*(a) 1,434 11,271
Axcelis Technologies, Inc.* 2,924 380,266
CEVA, Inc.* 2,013 38,650
Cohu, Inc.* 4,207 134,035
Credo Technology Group
Holding Ltd.* 10,545 216,278
Diodes, Inc.* 4,161 280,119
FormFactor, Inc.* 6,927 268,560
Ichor Holdings Ltd.* 2,684 97,161
Impinj, Inc.*(a) 2,086 202,300
indie Semiconductor, Inc.,
Class A*(a) 13,880 84,252
inTEST Corp.* 1,016 12,121
Kulicke & Soffa Industries, Inc. 4,967 249,939
MACOM Technology Solutions
Holdings, Inc.* 4,953 427,097
Maxeon Solar Technologies
Ltd.*(a) 2,836 12,847
MaxLinear, Inc., Class A* 6,751 140,556
Navitas Semiconductor Corp.,
Class A* 9,660 55,352
NVE Corp. 361 28,876
Onto Innovation, Inc.* 4,435 716,253
PDF Solutions, Inc.* 2,735 85,332
Photronics, Inc.* 5,474 159,950
Power Integrations, Inc. 5,163 387,018
Rambus, Inc.* 9,885 677,419
Semtech Corp.*(a) 5,654 112,175
Silicon Laboratories, Inc.* 2,840 350,342
SiTime Corp.* 1,566 166,889
SkyWater Technology, Inc.* 1,280 11,059
SMART Global Holdings,
Inc.*(a) 4,544 89,290
Synaptics, Inc.* 3,554 379,603
Transphorm, Inc.* 2,324 11,248
Ultra Clean Holdings, Inc.* 4,098 156,544
Veeco Instruments, Inc.* 4,566 145,564
6,758,411
Software 5.8%
8x8, Inc.*(a) 10,793 36,264
A10 Networks, Inc. 6,173 82,533
ACI Worldwide, Inc.* 9,747 293,092
Adeia, Inc. 9,349 113,497
Agilysys, Inc.* 1,771 148,250
Alarm.com Holdings, Inc.* 4,313 262,317
Alkami Technology, Inc.* 3,588 88,336
Altair Engineering, Inc., Class
A*(a) 4,898 416,428
American Software, Inc., Class
A 2,711 30,716
Amplitude, Inc., Class A* 6,409 83,061
Appfolio, Inc., Class A* 1,737 380,855
Appian Corp., Class A* 3,794 123,798
Asana, Inc., Class A*(a) 7,218 125,738
Aurora Innovation, Inc., Class
A* 31,051 92,842
Common Stocks
Shares Value ($)
Software
AvePoint, Inc.* 13,747 105,852
Bit Digital, Inc.*(a) 6,965 18,388
Blackbaud, Inc.* 3,957 320,200
BlackLine, Inc.* 5,211 305,781
Box, Inc., Class A*(a) 12,788 332,232
Braze, Inc., Class A* 4,764 257,494
C3.ai, Inc., Class A*(a) 7,264 180,002
Cerence, Inc.*(a) 3,482 69,710
Cipher Mining, Inc.* 3,519 10,698
Cleanspark, Inc.*(a) 13,755 110,728
Clear Secure, Inc., Class A 7,594 144,514
CommVault Systems, Inc.* 4,017 368,279
Consensus Cloud Solutions,
Inc.* 1,600 34,784
CoreCard Corp.*(a) 685 8,288
CS Disco, Inc.* 2,101 17,186
Digimarc Corp.*(a) 1,247 44,169
Digital Turbine, Inc.* 8,185 44,117
Domo, Inc., Class B* 3,041 33,056
E2open Parent Holdings, Inc.* 15,828 59,513
eGain Corp.* 2,246 16,845
Enfusion, Inc., Class A* 3,474 27,445
Envestnet, Inc.*(a) 4,555 232,760
Everbridge, Inc.* 3,640 81,390
EverCommerce, Inc.* 2,238 21,798
Expensify, Inc., Class A* 5,227 8,468
Freshworks, Inc., Class A* 14,730 327,006
Instructure Holdings, Inc.* 1,705 41,994
Intapp, Inc.* 2,557 110,156
InterDigital, Inc.(a) 2,356 247,498
Jamf Holding Corp.*(a) 6,640 123,106
Kaltura, Inc.* 7,855 13,196
LivePerson, Inc.* 7,124 19,947
LiveRamp Holdings, Inc.* 5,947 234,788
Marathon Digital Holdings,
Inc.*(a) 19,225 340,859
Matterport, Inc.* 23,744 53,424
MeridianLink, Inc.* 2,486 56,556
MicroStrategy, Inc., Class
A*(a) 1,105 553,837
Mitek Systems, Inc.* 3,977 50,110
Model N, Inc.* 3,344 90,121
N-able, Inc.* 6,253 81,164
NextNav, Inc.*(a) 4,428 18,420
Olo, Inc., Class A* 9,933 51,354
ON24, Inc. 3,071 23,493
OneSpan, Inc.* 3,599 36,926
PagerDuty, Inc.*(a) 8,335 197,373
PowerSchool Holdings, Inc.,
Class A*(a) 5,008 117,888
Progress Software Corp. 3,942 223,945
PROS Holdings, Inc.* 4,097 141,019
Q2 Holdings, Inc.* 5,134 218,452
Qualys, Inc.* 3,369 637,314
Rapid7, Inc.* 5,453 300,079
Red Violet, Inc.* 1,059 19,782
Rimini Street, Inc.* 4,202 13,783
Riot Platforms, Inc.*(a) 17,049 185,834
Sapiens International Corp.
NV 2,729 74,502
SEMrush Holdings, Inc., Class
A*(a) 2,966 34,228

Nationwide Small Cap Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Software
SolarWinds Corp.* 4,330 51,181
SoundHound AI, Inc., Class
A*(a) 13,248 21,992
SoundThinking, Inc.* 841 17,358
Sprinklr, Inc., Class A*(a) 9,611 119,945
Sprout Social, Inc., Class A*(a) 4,284 262,738
SPS Commerce, Inc.* 3,349 615,546
Tenable Holdings, Inc.* 10,300 485,130
Terawulf, Inc.*(a) 12,308 20,554
Varonis Systems, Inc., Class
B* 9,785 439,151
Verint Systems, Inc.* 5,641 167,481
Veritone, Inc.*(a) 2,716 4,481
Viant Technology, Inc., Class
A* 1,092 9,358
Weave Communications, Inc.* 2,692 33,758
Workiva, Inc., Class A*(a) 4,506 418,788
Xperi, Inc.* 3,978 42,485
Yext, Inc.* 9,766 57,912
Zeta Global Holdings Corp.,
Class A* 12,705 122,984
Zuora, Inc., Class A* 11,864 108,437
12,768,857
Specialized REITs 0.5%
Farmland Partners, Inc. 4,018 45,082
Four Corners Property Trust,
Inc. 8,207 192,126
Gladstone Land Corp. 3,282 46,473
Outfront Media, Inc. 13,349 173,804
PotlatchDeltic Corp. 7,167 320,580
Safehold, Inc. 4,486 89,092
Uniti Group, Inc. 21,171 111,359
978,516
Specialty Retail 2.5%
1-800-Flowers.com, Inc.,
Class A* 1,982 20,613
Aaron's Co., Inc. (The) 2,877 29,604
Abercrombie & Fitch Co.,
Class A* 4,383 446,628
Academy Sports & Outdoors,
Inc. 6,550 410,881
American Eagle Outfitters, Inc. 16,649 329,983
America's Car-Mart, Inc.* 479 29,166
Arko Corp. 7,042 54,927
Asbury Automotive Group,
Inc.* 1,867 390,315
BARK, Inc.*(a) 10,233 10,540
Beyond, Inc.* 3,924 86,289
Big 5 Sporting Goods Corp.(a) 1,973 9,924
Boot Barn Holdings, Inc.* 2,668 191,402
Buckle, Inc. (The) 2,790 103,760
Build-A-Bear Workshop, Inc.
(a) 1,190 26,811
Caleres, Inc.(a) 3,094 97,059
Camping World Holdings, Inc.,
Class A(a) 3,958 98,356
CarParts.com, Inc.* 4,490 12,078
Carvana Co., Class A*(a) 8,613 370,876
Cato Corp. (The), Class A 1,875 12,675
Children's Place, Inc. (The)* 1,028 22,904
Common Stocks
Shares Value ($)
Specialty Retail
Designer Brands, Inc., Class
A(a) 3,900 33,423
Destination XL Group, Inc.* 4,781 20,415
Duluth Holdings, Inc., Class B* 1,128 5,505
Envela Corp.* 876 3,811
EVgo, Inc., Class A*(a) 9,472 21,691
Foot Locker, Inc.(a) 7,498 211,144
Genesco, Inc.* 1,036 28,780
Group 1 Automotive, Inc. 1,232 320,394
GrowGeneration Corp.* 5,296 12,234
Guess?, Inc.(a) 2,586 57,771
Haverty Furniture Cos., Inc. 1,344 45,562
Hibbett, Inc. 1,091 72,715
J Jill, Inc.*(a) 431 10,047
Lands' End, Inc.* 1,408 13,334
Lazydays Holdings, Inc.*(a) 334 1,640
Leslie's, Inc.*(a) 15,654 105,038
MarineMax, Inc.* 1,999 55,972
Monro, Inc. 2,807 89,431
National Vision Holdings, Inc.* 6,918 131,511
ODP Corp. (The)* 2,943 150,505
OneWater Marine, Inc., Class
A* 1,039 26,214
PetMed Express, Inc. 1,978 12,283
Rent the Runway, Inc., Class
A*(a) 5,433 3,337
Revolve Group, Inc., Class
A*(a) 3,707 53,418
Sally Beauty Holdings, Inc.*(a) 9,754 120,169
Shoe Carnival, Inc. 1,575 40,162
Signet Jewelers Ltd. 4,000 397,920
Sleep Number Corp.* 2,022 20,827
Sonic Automotive, Inc., Class
A(a) 1,353 68,408
Sportsman's Warehouse
Holdings, Inc.*(a) 2,986 11,496
Stitch Fix, Inc., Class A* 7,702 24,646
ThredUp, Inc., Class A*(a) 5,808 11,819
Tile Shop Holdings, Inc.* 2,459 15,959
Tilly's, Inc., Class A* 1,371 10,063
Torrid Holdings, Inc.*(a) 1,732 8,937
Upbound Group, Inc. 4,998 165,934
Urban Outfitters, Inc.* 5,677 215,726
Warby Parker, Inc., Class A* 7,669 97,780
Winmark Corp. 255 91,971
Zumiez, Inc.* 1,500 25,755
5,568,538
Technology Hardware, Storage & Peripherals 1.2%
CompoSecure, Inc.*(a) 1,556 7,842
Corsair Gaming, Inc.* 3,473 44,211
CPI Card Group, Inc.*(a) 403 7,355
Eastman Kodak Co.* 5,475 18,889
Immersion Corp. 2,817 19,240
Intevac, Inc.*(a) 2,415 9,974
IonQ, Inc.*(a) 14,415 148,042
Super Micro Computer, Inc.*(a) 4,194 2,221,185
Turtle Beach Corp.* 1,441 16,384
Xerox Holdings Corp.(a) 10,650 196,599
2,689,721
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Inc., Class A*(a) 8,239 7,905

92 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Figs, Inc., Class A*(a) 11,464 66,033
Fossil Group, Inc.* 4,469 5,184
G-III Apparel Group Ltd.* 3,651 109,859
Hanesbrands, Inc.* 31,949 143,770
Kontoor Brands, Inc. 5,085 298,083
Movado Group, Inc. 1,414 38,998
Oxford Industries, Inc. 1,341 127,301
Rocky Brands, Inc. 588 16,452
Steven Madden Ltd. 6,740 282,271
Vera Bradley, Inc.* 2,482 19,062
Wolverine World Wide, Inc. 7,397 61,839
1,176,757
Tobacco 0.1%
Ispire Technology, Inc.* 1,515 16,665
Turning Point Brands, Inc. 1,397 33,933
Universal Corp. 2,231 129,287
Vector Group Ltd. 12,858 134,623
314,508
Trading Companies & Distributors 2.2%
Alta Equipment Group, Inc. 1,843 19,720
Applied Industrial
Technologies, Inc. 3,500 617,610
Beacon Roofing Supply, Inc.* 5,712 473,468
BlueLinx Holdings, Inc.*(a) 768 88,581
Boise Cascade Co. 3,596 487,114
Custom Truck One Source,
Inc.* 4,608 30,136
Distribution Solutions Group,
Inc.* 800 25,536
DNOW, Inc.* 9,750 98,378
DXP Enterprises, Inc.* 1,263 40,694
EVI Industries, Inc.(a) 449 10,367
FTAI Aviation Ltd. 9,092 490,513
GATX Corp. 3,210 393,707
Global Industrial Co. 1,094 46,528
GMS, Inc.* 3,714 312,570
H&E Equipment Services, Inc. 2,971 159,810
Herc Holdings, Inc. 2,579 380,377
Hudson Technologies, Inc.* 3,949 50,073
Karat Packaging, Inc. 431 10,396
McGrath RentCorp 2,248 282,461
MRC Global, Inc.* 7,907 84,289
Rush Enterprises, Inc., Class A 5,508 247,364
Rush Enterprises, Inc., Class
B 915 43,252
Textainer Group Holdings Ltd. 3,683 182,861
Titan Machinery, Inc.* 1,946 52,017
Transcat, Inc.* 758 83,410
Willis Lease Finance Corp.* 268 13,135
Xometry, Inc., Class A*(a) 2,978 95,832
4,820,199
Water Utilities 0.4%
American States Water Co. 3,381 252,223
Artesian Resources Corp.,
Class A 798 29,127
Cadiz, Inc.*(a) 3,838 10,401
California Water Service
Group 5,237 237,079
Consolidated Water Co. Ltd. 1,424 45,468
Global Water Resources, Inc. 791 9,484
Common Stocks
Shares Value ($)
Water Utilities
Middlesex Water Co. 1,619 90,615
Pure Cycle Corp.* 1,661 16,261
SJW Group 2,935 174,750
York Water Co. (The) 1,187 42,590
907,998
Wireless Telecommunication Services 0.1%
Gogo, Inc.* 5,579 49,374
Spok Holdings, Inc. 1,682 27,854
Telephone & Data Systems,
Inc. 8,854 170,085
Tingo Group, Inc.*∞(a) 11,556 7,974
255,287
Total Common Stocks
(cost $187,231,835) 220,424,472
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Aduro Biotech, Inc. CVR*^∞ 1,489 0
Chinook Therapeutics, Inc.,
CVR*^∞ 5,489 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 95 0
0
Total Rights
(cost $3,781) 0
Repurchase Agreements 5.3%
Principal
Amount ($)
CF Secured, LLC,
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $3,803,850,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$3,879,927.(b) 3,803,289 3,803,289

Nationwide Small Cap Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 93
Repurchase Agreements
Principal
Amount ($) Value ($)
Natixis Securities Americas
LLC,
5.29%, dated 1/31/2024,
due 2/1/2024, repurchase
price $7,962,934,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.13%, maturing
2/15/2024 - 2/15/2033;
total market value
$8,122,193.(b) 7,9 61,764 7,961,764
Total Repurchase Agreements
(cost $11,765,053) 11,765,053
Total Investments
(cost $199,032,169) — 105.3% 232,210,053
Liabilities in excess of other assets — (5.3)% (11,611,612)
NET ASSETS — 100.0%
$ 220,598,441
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $36,862,083, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $11,765,053 and by $27,316,654 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 2/13/2024 – 8/15/2053, a total value of
$39,081,707.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $11,765,053.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 80 3/2024 USD 782,360 (7,981)
Net contracts (7,981)
As of January 31, 2024, the Fund had $63,600 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

94 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Small Cap Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 95
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 20,528 $ – $ – $ 20,528
Common Stocks
Aerospace & Defense 2,141,025 – – 2,141,025
Air Freight & Logistics 454,973 – – 454,973
Automobile Components 2,917,565 – – 2,917,565
Automobiles 210,181 – – 210,181
Banks 20,366,184 – – 20,366,184
Beverages 884,191 – – 884,191
Biotechnology 16,960,897 – – 16,960,897
Broadline Retail 186,344 – – 186,344
Building Products 4,460,047 – – 4,460,047
Capital Markets 3,125,484 – – 3,125,484
Chemicals 4,132,304 – – 4,132,304
Commercial Services & Supplies 3,378,052 – – 3,378,052
Communications Equipment 1,197,653 – – 1,197,653
Construction & Engineering 3,701,510 – – 3,701,510
Construction Materials 770,301 – – 770,301
Consumer Finance 1,684,177 – – 1,684,177
Consumer Staples Distribution & Retail 1,292,796 – – 1,292,796
Containers & Packaging 595,845 – – 595,845
Distributors 14,963 – – 14,963
Diversified Consumer Services 2,600,284 – – 2,600,284
Diversified REITs 1,328,249 – – 1,328,249
Diversified Telecommunication Services 1,087,618 – – 1,087,618
Electric Utilities 1,544,908 – – 1,544,908
Electrical Equipment 3,111,447 – – 3,111,447
Electronic Equipment, Instruments &
Components 6,025,944 – – 6,025,944
Energy Equipment & Services 5,316,448 – – 5,316,448
Entertainment 841,647 – – 841,647
Financial Services 5,373,603 – – 5,373,603
Food Products 2,213,794 – – 2,213,794
Gas Utilities 1,974,316 – – 1,974,316
Ground Transportation 983,308 – – 983,308
Health Care Equipment & Supplies 6,209,205 – – 6,209,205
Health Care Providers & Services 5,537,147 – – 5,537,147
Health Care REITs 1,279,351 – – 1,279,351
Health Care Technology 946,587 – – 946,587
Hotel & Resort REITs 1,975,085 – – 1,975,085
Hotels, Restaurants & Leisure 4,813,074 – – 4,813,074
Household Durables 5,227,340 – – 5,227,340
Household Products 732,108 – – 732,108
Independent Power and Renewable
Electricity Producers 487,481 – – 487,481
Industrial Conglomerates 57,425 – – 57,425
Industrial REITs 1,013,018 – – 1,013,018
Insurance 4,064,583 – – 4,064,583
Interactive Media & Services 1,566,239 – – 1,566,239
IT Services 1,195,666 – – 1,195,666
Leisure Products 856,987 – – 856,987
Life Sciences Tools & Services 642,839 – – 642,839
Machinery 7,790,343 – – 7,790,343
Marine Transportation 701,257 – – 701,257
Media 1,428,504 – – 1,428,504
Metals & Mining 4,019,743 – – 4,019,743
Mortgage Real Estate Investment Trusts
(REITs) 2,517,189 – – 2,517,189
Multi-Utilities 883,033 – – 883,033
Office REITs 1,495,146 – – 1,495,146
Oil, Gas & Consumable Fuels 10,108,874 – – 10,108,874

96 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide Small Cap Index Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Level 1 Level 2 Level 3 Total
Assets:
Paper & Forest Products $ 201,323 $ – $ – $ 201,323
Passenger Airlines 814,223 – – 814,223
Personal Care Products 2,198,912 – – 2,198,912
Pharmaceuticals 3,900,906 – – 3,900,906
Professional Services 5,454,089 – – 5,454,089
Real Estate Management & Development 1,675,629 – – 1,675,629
Residential REITs 869,483 – – 869,483
Retail REITs 2,646,833 – – 2,646,833
Semiconductors & Semiconductor
Equipment 6,758,411 – – 6,758,411
Software 12,768,857 – – 12,768,857
Specialized REITs 978,516 – – 978,516
Specialty Retail 5,568,538 – – 5,568,538
Technology Hardware, Storage &
Peripherals 2,689,721 – – 2,689,721
Textiles, Apparel & Luxury Goods 1,176,757 – – 1,176,757
Tobacco 314,508 – – 314,508
Trading Companies & Distributors 4,820,199 – – 4,820,199
Water Utilities 907,998 – – 907,998
Wireless Telecommunication Services 247,313 7,974 – 255,287
Total Common Stocks $ 220,416,498 $ 7,974 $ – $ 220,424,472
Repurchase Agreements – 11,765,053 – 11,765,053
Rights – – – –
Total Assets $ 220,437,026 $ 11,773,027 $ – $ 232,210,053
Liabilities:
Futures Contracts $ (7,981) $ – $ – $ (7,981)
Total Liabilities $ (7,981) $ – $ – $ (7,981)
Total $ 220,429,045 $ 11,773,027 $ – $ 232,202,072
As of January 31, 2024, the fund held two common stock investments and three rights investments that were categorized as
Level 3 investments which were each valued at $0.

Nationwide Small Cap Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 97
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2024:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (7,981)
Total $ (7,981)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

98 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks 99 .5%
Shares Value ($)
Aerospace & Defense 6 .9%
Boeing Co. (The)* 37,172 7,844,779
General Dynamics Corp. 37,172 9,850,208
L3Harris Technologies, Inc. 37,172 7,747,388
Lockheed Martin Corp. 37,172 15,962,029
RTX Corp. 37,172 3,387,113
44,791,517
Automobiles 1 .1%
Tesla, Inc.* 37,172 6,961,944
Biotechnology 3 .8%
Amgen, Inc. 37,172 11,681,673
Biogen, Inc.* 37,172 9,168,845
Gilead Sciences, Inc. 37,172 2,909,081
Myriad Genetics, Inc.* 37,172 795,109
24,554,708
Broadline Retail 1 .6%
Alibaba Group Holding Ltd.,
ADR-CN 37,172 2,682,703
Amazon.com, Inc.* 37,172 5,769,094
eBay, Inc. 37,172 1,526,654
JD.com, Inc., ADR-CN 37,172 838,229
10,816,680
Chemicals 0 .3%
DuPont de Nemours, Inc. 37,172 2,297,230
Communications Equipment 4 .4%
Ciena Corp.* 37,172 1,970,116
Cisco Systems, Inc. 37,172 1,865,291
F5, Inc.* 37,172 6,828,497
Juniper Networks, Inc. 37,172 1,373,877
Motorola Solutions, Inc. 37,172 11,876,454
Nokia OYJ, ADR-FI(a) 37,172 133,819
Ubiquiti, Inc.(a) 37,172 4,674,007
Viavi Solutions, Inc.*(a) 37,172 365,401
29,087,462
Diversified Telecommunication Services 0 .1%
AT&T, Inc. 37,172 657,573
Electrical Equipment 0 .2%
Sensata Technologies Holding
plc(a) 37,172 1,344,511
Electronic Equipment, Instruments & Components 0 .8%
Amphenol Corp., Class A(a) 37,172 3,758,089
Corning, Inc. 37,172 1,207,718
LG Display Co. Ltd., ADR-KR* 37,172 160,212
5,126,019
Energy Equipment & Services 0 .6%
Halliburton Co.(a) 37,172 1,325,182
NOV, Inc.(a) 37,172 725,226
Schlumberger NV(a) 37,172 1,810,276
3,860,684
Entertainment 0 .8%
Electronic Arts, Inc. 37,172 5,114,124
Financial Services 4 .1%
Mastercard, Inc., Class A 37,172 16,698,777
Visa, Inc., Class A(a) 37,172 10,157,621
26,856,398
Health Care Equipment & Supplies 1 .1%
Baxter International, Inc. 37,172 1,438,184
Boston Scientific Corp.* 37,172 2,351,501
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 37,172 3,254,037
7,043,722
Health Care Technology 1 .2%
Veeva Systems, Inc., Class A* 37,172 7,709,844
Household Durables 0 .8%
Garmin Ltd.(a) 37,172 4,441,682
iRobot Corp.*(a) 37,172 505,539
4,947,221
Industrial Conglomerates 1 .1%
Honeywell International, Inc. 37,172 7,518,409
Interactive Media & Services 3 .4%
Alphabet, Inc., Class A* 37,172 5,207,797
Meta Platforms, Inc., Class A* 37,172 14,502,284
Ziff Davis, Inc.* 37,172 2,505,393
22,215,474
IT Services 3 .5%
Akamai Technologies, Inc.* 37,172 4,580,706
Amdocs Ltd. 37,172 3,407,929
DXC Technology Co.* 37,172 810,350
International Business
Machines Corp. 37,172 6,827,009
VeriSign, Inc.* 37,172 7,392,767
23,018,761
Life Sciences Tools & Services 6 .0%
Agilent Technologies, Inc. 37,172 4,836,077
Danaher Corp. 37,172 8,917,934
Illumina, Inc.* 37,172 5,315,968
Thermo Fisher Scientific, Inc. 37,172 20,034,965
39,104,944
Pharmaceuticals 1 .3%
AstraZeneca plc, ADR-UK 37,172 2,477,142
Bausch Health Cos., Inc.*(a) 37,172 291,800
Bristol-Myers Squibb Co. 37,172 1,816,596
Novartis AG, ADR-CH 37,172 3,846,187
8,431,725
Professional Services 1 .4%
Automatic Data Processing,
Inc. 37,172 9,136,134
Semiconductors & Semiconductor Equipment 32 .9%
Advanced Micro Devices, Inc.* 37,172 6,233,373
Analog Devices, Inc. 37,172 7,150,406
Applied Materials, Inc. 37,172 6,107,360
ASML Holding NV
(Registered), ADR-NL 37,172 32,332,949
Broadcom, Inc. 37,172 43,862,960
FormFactor, Inc.* 37,172 1,441,158
Intel Corp. 37,172 1,601,370
KLA Corp. 37,172 22,081,655
Lam Research Corp. 37,172 30,673,219
Microchip Technology, Inc. 37,172 3,166,311
Micron Technology, Inc. 37,172 3,187,499
NVIDIA Corp. 37,172 22,870,816
NXP Semiconductors NV 37,172 7,827,308
ON Semiconductor Corp.* 37,172 2,644,044
QUALCOMM, Inc. 37,172 5,520,414
Synaptics, Inc.* 37,172 3,970,341

Nationwide NYSE Arca Tech 100 Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 37,172 4,198,949
Teradyne, Inc.(a) 37,172 3,590,444
Texas Instruments, Inc. 37,172 5,951,981
214,412,557
Software 19 .4%
Adeia, Inc. 37,172 451,268
Adobe, Inc.* 37,172 22,964,118
Check Point Software
Technologies Ltd.* 37,172 5,907,746
Gen Digital, Inc. 37,172 872,799
InterDigital, Inc.(a) 37,172 3,904,919
Intuit, Inc. 37,172 23,467,799
LiveRamp Holdings, Inc.* 37,172 1,467,551
Microsoft Corp. 37,172 14,778,844
Open Text Corp. 37,172 1,621,071
Oracle Corp. 37,172 4,152,112
Progress Software Corp. 37,172 2,111,741
PTC, Inc.* 37,172 6,715,122
Salesforce, Inc.* 37,172 10,448,677
SAP SE, ADR-DE(a) 37,172 6,434,473
Synopsys, Inc.* 37,172 19,825,686
Teradata Corp.* 37,172 1,716,603
126,840,529
Technology Hardware, Storage & Peripherals 2 .6%
Apple, Inc. 37,172 6,854,517
HP, Inc. 37,172 1,067,208
NetApp, Inc. 37,172 3,241,398
Seagate Technology Holdings
plc 37,172 3,184,897
Western Digital Corp.* 37,172 2,128,097
Xerox Holdings Corp.(a) 37,172 686,195
17,162,312
Wireless Telecommunication Services 0 .1%
Telephone & Data Systems,
Inc. 37,172 714,074
Total Common Stocks
(cost $160,936,620) 649,724,556
Rights 0 .0%
†
Number of
Rights
Electronic Equipment, Instruments & Components 0 .0%
†
LG Display Co. Ltd., expiring
3/1/2024*∞ 11,816 1,536
Total Rights
(cost $0) 1,536
Repurchase Agreements 0 .8%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.31%, dated 1/31/2024,
due 2/1/2024, repurchase
price $3,821,483,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
3/31/2024 - 5/15/2053;
total market value
$3,897,912.(b) 3,820,919 3,820,919
Societe Generale,
5.28%, dated 1/31/2024,
due 2/1/2024, repurchase
price $1,166,922,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.00% - 4.13%, maturing
6/15/2026 - 7/31/2028;
total market value
$1,190,085.(b) 1,166,750 1,166,750
Total Repurchase Agreements
(cost $4,987,669) 4,987,669
Total Investments
(cost $165,924,289) — 100.3% 654,713,761
Liabilities in excess of other assets — (0.3)% (2,201,391)
NET ASSETS — 100.0%
$ 652,512,370
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2024. The total value of securities on loan as of
January 31, 2024 was $12,133,490, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,987,669 and by $7,710,353 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 2/29/2024 – 8/15/2053, a total value of
$12,698,022.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2024 was $4,987,669.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
TW Taiwan
UK United Kingdom

100 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Futures contracts outstanding as of January 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 8 3/2024 USD 2,758,760 59,211
Net contracts 59,211
As of January 31, 2024, the Fund had $174,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide NYSE Arca Tech 100 Index Fund - January 31, 2024 (Unaudited) - Statement of Investments - 101
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

102 - Statement of Investments - January 31, 2024 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of
January 31, 2024
:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 649,724,556 $ – $ – $ 649,724,556
Futures Contracts 59,211 – – 59,211
Repurchase Agreements – 4,987,669 – 4,987,669
Rights – 1,536 – 1,536
Total $ 649,783,767 $ 4,989,205 $ – $ 654,772,972
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 59,211
Total $ 59,211
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.